As filed with Securities and Exchange Commission on April 16, 2003.

                                                              FILE NO. 033-47473
                                                                       811-03859

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES

                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.  /   /


                      POST-EFFECTIVE AMENDMENT NO. 22 / X /


                                      and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                             AMENDMENT NO. 39        / X /

                        (Check appropriate box or boxes.)
                            ------------------------
                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
           (formerly known as Anchor National Life Insurance Company)
                            ("AIG SunAmerica Life")
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (310) 772-6000

                            CHRISTINE A. NIXON, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2003 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on May 1, 2003 pursuant to paragraph (a) of Rule 485


Title of Securities Being Registered: Flexible Payment Deferred Annuity
Contracts

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                                                   Caption
-----------------------                                                   -------
1.       Cover Page                                                       Cover Page

2.       Definitions                                                      Glossary

3.       Synopsis                                                         Highlights; Fee Tables;
                                                                          Portfolio Expenses; Examples

4.       Condensed Financial Information                                  Appendix A - Condensed Financial
                                                                          Information

5.       General Description of Registrant,                               The Polaris Variable Annuity; Other
         Depositor and Portfolio Companies                                Information

6.       Deductions                                                       Expenses

7.       General Description of Variable Annuity                          The Polaris Variable Annuity; Purchasing a
         Contracts                                                        Polaris Variable Annuity Contract;
                                                                          Investment Options

8.       Annuity Period                                                   Income Options

9.       Death Benefit                                                    Death Benefits

10.      Purchases and Contract Value                                     Purchasing a Polaris Variable Annuity
                                                                          Contract

11.      Redemptions                                                      Access To Your Money

12.      Taxes                                                            Taxes

13.      Legal Proceedings                                                Legal Proceedings

14.      Table of Contents of                                             Table of Contents of
         Statement of Additional Information                              Statement of Additional Information

            PART B - STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                                                   Caption
-----------------------                                                   -------
15.      Cover Page                                                       Cover Page

16.      Table of Contents                                                Table of Contents

17.      General Information and History                                  The Polaris Variable Annuity (P);  Separate
                                                                          Account; General Account (P); Investment
                                                                          Options (P);
                                                                          Other Information (P)

18.      Services                                                         Other Information (P)

19.      Purchase of Securities Being Offered                             Purchasing a Polaris Variable Annuity (P)

20.      Underwriters                                                     Distribution of Contracts

21.      Calculation of Performance Data                                  Performance Data

22.      Annuity Payments                                                 Income Options (P); Income Payments; Annuity
                                                                          Unit Values

23.      Financial Statements                                             Depositor: Other Information (P); Financial
                                                                          Statements; Registrant: Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                 [POLARIS LOGO]

                                   PROSPECTUS
                                  MAY 1, 2003


Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                   in connection with
Polaris Variable Annuity.                     VARIABLE SEPARATE ACCOUNT
                                              The annuity has several investment choices - fixed account
To learn more about the annuity               options if available and Variable Portfolios. The fixed
offered by this prospectus, you can           account options are funded through the general account of
obtain a copy of the Statement of             AIG SunAmerica Life Assurance Company ("AIG SunAmerica
Additional Information ("SAI") dated          Life"). The Variable Portfolios are part of the Anchor
May 1, 2003. The SAI has been filed           Series Trust ("AST"), American Funds Insurance Series
with the Securities and Exchange              ("AFIS"), SunAmerica Series Trust ("SAST"), Lord Abbett
Commission ("SEC") and is                     Series Fund Inc. ("LASF") and Van Kampen Life Investment
incorporated by reference into this           Trust ("VKT").
prospectus. The Table of Contents of
the SAI appears in page 22 of this            STOCKS
prospectus. For a free copy of the                MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORPORATION
SAI, call us at (800) 445-SUN2 or                   - Aggressive Growth Portfolio                     SAST
write to us at our Annuity Service                  - Blue Chip Growth Portfolio                      SAST
Center, P.O. Box 54299, Los Angeles,                - "Dogs" of Wall Street Portfolio                 SAST
California 90054-0299.                              - Growth Opportunities Portfolio                  SAST
                                                  MANAGED BY ALLIANCEBERNSTEIN
In addition, the SEC maintains a                    - Small & Mid Cap Value Portfolio                 SAST
website (http://www.sec.gov) that                 MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
contains the SAI, materials                         - Alliance Growth Portfolio                       SAST
incorporated by reference and other                 - Global Equities Portfolio                       SAST
information filed electronically with               - Growth-Income Portfolio                         SAST
the SEC by AIG SunAmerica Life                    MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
Assurance Company.                                  - American Funds Global Growth Portfolio          AFIS
                                                    - American Funds Growth Portfolio                 AFIS
ANNUITIES INVOLVE RISKS, INCLUDING                  - American Funds Growth-Income Portfolio          AFIS
POSSIBLE LOSS OF PRINCIPAL, AND ARE               MANAGED BY DAVIS ADVISERS
NOT A DEPOSIT OR OBLIGATION OF, OR                  - Davis Venture Value Portfolio                   SAST
GUARANTEED OR ENDORSED BY, ANY BANK.                - Real Estate Portfolio                           SAST
THEY ARE NOT FEDERALLY INSURED BY THE             MANAGED BY FEDERATED INVESTMENT COUNSELING
FEDERAL DEPOSIT INSURANCE                           - Federated American Leaders Portfolio            SAST
CORPORATION, THE FEDERAL RESERVE                    - Telecom Utility Portfolio                       SAST
BOARD OR ANY OTHER AGENCY.                        MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
                                                    - Goldman Sachs Research Portfolio                SAST
                                                  MANAGED BY LORD, ABBETT & CO.
                                                    - Lord Abbett Growth and Income Portfolio         LASF
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Massachusetts Investors Trust Portfolio     SAST
                                                    - MFS Mid-Cap Growth Portfolio                    SAST
                                                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC.
                                                    - Emerging Markets Portfolio                      SAST
                                                    - International Growth and Income Portfolio       SAST
                                                    - Putnam Growth: Voyager Portfolio                SAST
                                                  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
                                                    - Foreign Value Portfolio                         SAST
                                                  MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT INC.
                                                    - International Diversified Equities Portfolio    SAST
                                                    - Technology Portfolio                            SAST
                                                    - Van Kampen LIT Comstock Portfolio                VKT
                                                    - Van Kampen LIT Growth and Income Portfolio       VKT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                    - Capital Appreciation Portfolio                   AST
                                                    - Growth Portfolio                                 AST
                                                    - Natural Resources Portfolio                      AST
                                              BALANCED:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORPORATION
                                                    - SunAmerica Balanced Portfolio                   SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                      SAST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                      SAST
                                              BONDS:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORPORATION
                                                    - High Yield Bond Portfolio                       SAST
                                                  MANAGED BY FEDERATED INVESTMENT COUNSELING
                                                    - Corporate Bond Portfolio                        SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                           SAST
                                                  MANAGED BY VAN KAMPEN
                                                    - Worldwide High Income Portfolio                 SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                    - Government & Quality Bond Portfolio              AST
                                              CASH:
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT LLC
                                                    - Cash Management Portfolio                       SAST


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
                        ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

----------------------------------------------------------------
----------------------------------------------------------------
                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
----------------------------------------------------------------
----------------------------------------------------------------

Anchor National Life Insurance Company changed its name to AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life") on March 1, 2003. Please keep in mind, this is a name change only and will not affect the substance of your contract.

AIG SunAmerica Life's Annual Report on Form 10-K for the year ended December 31, 2002, file no. 033-47472, is incorporated herein by reference.

All documents or reports filed by AIG SunAmerica Life under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus shall also be incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

AIG SunAmerica Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

AIG SunAmerica Life is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and its exhibits. For further information regarding the separate account, AIG SunAmerica Life and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by AIG SunAmerica Life.

AIG SunAmerica Life will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated herein by reference. Requests for these documents should be directed to AIG SunAmerica Life's Annuity Service Center, as follows:
       AIG SunAmerica Life Assurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 445-SUN2

----------------------------------------------------------------
----------------------------------------------------------------
         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
----------------------------------------------------------------
----------------------------------------------------------------

If indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided AIG SunAmerica Life's officers, directors and controlling persons, the SEC has advised AIG SunAmerica Life that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for AIG SunAmerica Life's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of AIG SunAmerica Life in connection with the securities registered under this prospectus, AIG SunAmerica Life will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. AIG SunAmerica Life will be governed by final judgment of the issue. However, if in the opinion of AIG SunAmerica Life's counsel, this issue has been determined by controlling precedent, AIG SunAmerica Life need not submit the issue to a court for determination.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
   INDEMNIFICATION...........................................     2
 GLOSSARY....................................................     3
 HIGHLIGHTS..................................................     4
 FEE TABLES..................................................     5
       Maximum Owner Transaction Expenses....................     5
       Contract Maintenance Fee..............................     5
       Separate Account Annual Expenses......................     5
       Portfolio Expenses....................................     5
 EXAMPLES....................................................     6
 THE POLARIS VARIABLE ANNUITY................................     7
 PURCHASING A POLARIS VARIABLE ANNUITY.......................     7
       Allocation of Purchase Payments.......................     8
       Accumulation Units....................................     8
       Free Look.............................................     8
       Exchange Offers.......................................     9
 INVESTMENT OPTIONS..........................................     9
       Variable Portfolios...................................     9
           American Funds Insurance Series...................     9
           Anchor Series Trust...............................     9
           Lord Abbett Series Fund, Inc. ....................     9
           SunAmerica Series Trust...........................     9
           Van Kampen Life Investment Trust..................     9
       Fixed Account Options.................................    10
       Transfers During the Accumulation Phase...............    11
       Dollar Cost Averaging.................................    11
       Automatic Asset Allocation Rebalancing Program........    12
       Principal Advantage Program...........................    12
       Voting Rights.........................................    12
       Substitution..........................................    12
 ACCESS TO YOUR MONEY........................................    13
       Systematic Withdrawal Program.........................    13
       Nursing Home Waiver...................................    13
       Minimum Contract Value................................    14
 DEATH BENEFIT...............................................    14
 EXPENSES....................................................    14
       Separate Account Charges..............................    14
       Withdrawal Charges....................................    15
       Investment Charges....................................    15
       Contract Maintenance Fee..............................    15
       Transfer Fee..........................................    15
       Premium Tax...........................................    15
       Income Taxes..........................................    16
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    16
 INCOME OPTIONS..............................................    16
       Annuity Date..........................................    16
       Income Options........................................    16
       Fixed or Variable Income Payments.....................    17
       Income Payments.......................................    17
       Transfers During the Income Phase.....................    17
       Deferment of Payments.................................    17
 TAXES.......................................................    17
       Annuity Contracts in General..........................    17
       Tax Treatment of Distributions -
           Non-Qualified Contracts...........................    18
       Tax Treatment of Distributions -
           Qualified Contracts...............................    18
       Minimum Distributions.................................    18
       Tax Treatment of Death Benefits.......................    19
       Contracts Owned by a Trust or Corporation.............    19
       Gifts, Pledges, and/or Assignments of a Contract......    19
       Diversification and Investor Control..................    19
 PERFORMANCE.................................................    20
 OTHER INFORMATION...........................................    20
       AIG SunAmerica Life...................................    20
       The Separate Account..................................    20
       The General Account...................................    20
       Distribution of the Contract..........................    21
       Administration........................................    21
       Legal Proceedings.....................................    21
       Ownership.............................................    21
       Independent Accountants...............................    21
       Registration Statement................................    21
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
   INFORMATION...............................................    22
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- MARKET VALUE ADJUSTMENT ("MVA")...............   B-1



 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - AIG SunAmerica Life Assurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 LATEST ANNUITY DATE - Your 90th birthday.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the American Funds Insurance Series, Anchor
 Series Trust, Lord, Abbett Series Fund, Inc., the SunAmerica
 Series Trust and the Van Kampen Life Investment Trust
 collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 American Funds Insurance Series, Anchor Series Trust, Lord, Abbett
 Series Fund, Inc., the SunAmerica Series Trust or the Van Kampen
 Life Investment Trust.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 ($30 in North Dakota and Utah) contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that portion of the Purchase Payments. Please see the FEE TABLE, PURCHASING A POLARIS VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial advisor or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 445-SUN2.

AIG SUNAMERICA LIFE OFFERS SEVERAL VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE
 NEEDS OF OUR INVESTORS. EACH PRODUCT MAY OFFER DIFFERENT FEATURES AND BENEFITS AND CORRESPONDINGLY DIFFERENT FEES AND CHARGES. WHEN WORKING WITH YOUR FINANCIAL
   REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE
    RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR
                      LONG-TERM RETIREMENT SAVINGS GOALS.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.


MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(1)......7%

  (1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment) declines over 7 years as follows

   YEARS:.............................   1    2    3    4    5    6    7    8
                                        7%   6%   5%   4%   3%   2%   1%   0%

TRANSFER FEE..........  No charge for the first 15 transfers each contract year; thereafter, the fee is $25
                        ($10 in Pennsylvania and Texas) per
                        transfer

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING PORTFOLIO FEES AND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE
$35 ($30 in North Dakota and Utah) waived if contract value $50,000 or more

SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED DAILY AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSET VALUE)

    Mortality and Expense Risk Fees.......................  1.37%
    Distribution Expense Fee..............................  0.15%
                                                            -----
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..............  1.52%
                                                            =====


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIOS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS. MORE DETAIL CONCERNING THE TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


                               PORTFOLIO EXPENSES


         TOTAL ANNUAL UNDERLYING PORTFOLIO EXPENSES           MINIMUM   MAXIMUM
         ------------------------------------------           -------   -------
(expenses that are deducted from underlying portfolios of
the Trusts, including management fees, other expenses and
12b-1 fees, if applicable)..................................   0.52%     2.38%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fee, separate account annual expenses and fees and expenses of the underlying portfolios of the Trusts.
The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:
MAXIMUM EXPENSE EXAMPLES

(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.52% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 2.38%)

(1) If you surrender your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
$1,097   $1,704    $2,328     $4,164
-------------------------------------
-------------------------------------


(2) If you do not surrender your contract:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $397    $1,204    $2,028     $4,164
-------------------------------------
-------------------------------------


(3) If you annuitize your contract:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $392    $1,189    $2,004     $4,121
-------------------------------------
-------------------------------------


MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL CHARGES OF 1.52% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.52%)
(1) If you surrender your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $912    $1,155    $1,424     $2,421
-------------------------------------
-------------------------------------

(2) If you do not surrender your contract:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $212     $655     $1,124     $2,421
-------------------------------------
-------------------------------------

(3) If you annuitize your contract:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $207     $640     $1,098     $2,369
-------------------------------------
-------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES


1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represent both fees at the separate account (contract level) as well as total annual underlying portfolio operating expenses. We converted the contract maintenance charge to a percentage (0.05%). The actual impact of the administration charge may differ from this percentage and may be waived for contract values over $50,000. The underlying portfolio expenses used to calculate the maximum expense examples are estimated because the underlying portfolio was not available for the entire fiscal year. Additional information on the portfolio company fees can be found in the accompanying Trust prospectuses.


2. In addition to the stated assumptions, the Examples also assume Separate Account charges as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

3. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

   CONDENSED FINANCIAL INFORMATION APPEARS IN APPENDIX A OF THIS PROSPECTUS.

----------------------------------------------------------------
----------------------------------------------------------------
                          THE POLARIS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

The contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by AIG SunAmerica Life. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in this contract for at least 7 years. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

AIG SunAmerica Life issues the Polaris Variable Annuity. When you purchase a Polaris Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.
----------------------------------------------------------------
----------------------------------------------------------------
                     PURCHASING A POLARIS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

The Polaris Variable Annuity contract is no longer available for sale.

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

-----------------------------------------------------------
                                              Minimum
                       Minimum Initial       Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------


We reserve the right to require company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by AIG SunAmerica Life to the same owner to exceed these limits may also be subject to company pre-approval. We reserve the right to change the amount at which pre-approval is required, at any time. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20. Provided you have satisfied the minimum initial purchase payment.



In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition, we may not issue a contract to anyone age 80 or older on the contract issue date.


We allow spouses to jointly own the contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS BELOW.

In order to issue your contract, we must receive your completed application, and/or Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you; or ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time ("PST"), or on the next business day's unit value if we receive your money after 1 p.m. PST. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.


Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by AIG SunAmerica Life or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica Life or one of its affiliates. Such an Exchange Offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such Exchange Offer at the time the offer is made.

----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in shares of the following trusts: American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust (the "Trusts"). Additional Trusts and/or Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts. Other Variable Portfolios may be available to you. Please refer to your contract for additional information.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by AIG SunAmerica Life, and other affiliated/unaffiliated insurance companies. Neither AIG SunAmerica Life nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. Each Trust's adviser monitors its Trust for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below:


     AMERICAN FUNDS INSURANCE SERIES



Capital Research and Management Company provides investment advice for the American Funds Insurance Series ("AFIS") portfolios. American Funds Insurance Series contains investment portfolios in addition to those listed here that are not available for investment under this contract.


     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust ("AST") contains investment portfolios in addition to those listed below which are not available for investment under this contract.


     LORD ABBETT SERIES FUND, INC.


Lord Abbett & Co. provides investment advice for the Lord Abbett Series Fund, Inc. portfolios. Lord Abbett Series Fund, Inc. ("LASF") contains investment portfolios in addition to those listed below that are not available for investment under this contract.


     SUNAMERICA SERIES TRUST



Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust ("SAST") contains investment portfolios in addition to those listed below which are not available for investment under this contract.


     VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Asset Management Inc. provides investment advice for the Van Kampen Life Investment Trust ("VKT") portfolios. Van Kampen Life Investment Trust has investment portfolios in addition to those listed here which are not available for investment under the contract.

STOCKS:

  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORPORATION
    - Aggressive Growth Portfolio                                           SAST
    - Blue Chip Growth Portfolio                                            SAST
    - "Dogs" of Wall Street Portfolio                                       SAST
    - Growth Opportunities Portfolio                                        SAST

  MANAGED BY ALLIANCEBERNSTEIN
    - Small & Mid Cap Value Portfolio*                                      SAST

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
    - Alliance Growth Portfolio                                             SAST
    - Global Equities Portfolio                                             SAST
    - Growth-Income Portfolio                                               SAST

  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
    - American Funds Global Growth Portfolio*                               AFIS
    - American Funds Growth Portfolio*                                      AFIS
    - American Funds Growth-Income Portfolio*                               AFIS

  MANAGED BY DAVIS ADVISERS
    - Davis Venture Value Portfolio                                         SAST
    - Real Estate Portfolio                                                 SAST

  MANAGED BY FEDERATED INVESTMENT COUNSELING
    - Federated American Leaders Portfolio                                  SAST
    - Telecom Utility Portfolio                                             SAST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
    - Goldman Sachs Research Portfolio                                      SAST

  MANAGED BY LORD, ABBETT & CO.
    - Lord Abbett Growth and Income Portfolio*                              LASF

  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
    - MFS Massachusetts Investors Trust Portfolio                           SAST
    - MFS Mid-Cap Growth Portfolio                                          SAST

  MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC.
    - Emerging Markets Portfolio                                            SAST
    - International Growth and Income Portfolio                             SAST
    - Putnam Growth: Voyager Portfolio                                      SAST

  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
    - Foreign Value Portfolio*                                              SAST

  MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT INC.
    - International Diversified Equities Portfolio                          SAST
    - Technology Portfolio                                                  SAST
    - Van Kampen LIT Comstock Portfolio*                                     VKT
    - Van Kampen LIT Growth and Income Portfolio*  VKT

  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
    - Capital Appreciation Portfolio                                         AST
    - Growth Portfolio                                                       AST
    - Natural Resources Portfolio                                            AST

BALANCED:

  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORPORATION
    - SunAmerica Balanced Portfolio                                         SAST

  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
    - MFS Total Return Portfolio                                            SAST

  MANAGED BY WM ADVISORS, INC.
    - Asset Allocation Portfolio                                            SAST

BONDS:

  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORPORATION
    - High Yield Bond Portfolio                                             SAST

  MANAGED BY FEDERATED INVESTMENT COUNSELING
    - Corporate Bond Portfolio                                              SAST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
    - Global Bond Portfolio                                                 SAST

  MANAGED BY VAN KAMPEN
    - Worldwide High Income Portfolio                                       SAST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
    - Government & Quality Bond Portfolio                                    AST

CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT LLC
    - Cash Management Portfolio                                             SAST


* This Variable Portfolio is not available as of the date of this prospectus but will be made available for transfers or investment of Purchase Payments on or before July 1, 2003. Please check with your financial representative regarding the availability.


YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS


Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in Our sole discretion and We reserve the right to change the FAGPs that We make available at any time, unless state law requires Us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.



There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:



     Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.



     Current Rate: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.



     Renewal Rate: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.



When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact Us within 30 days after the end of the current interest guarantee period and instruct Us as to where you would like the money invested. We do not contact you. If We do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.



If you take money out of any available multi-year FAGP, before the end of the guarantee period, We make an adjustment to your contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, We credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, We post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA. APPENDIX B shows how we calculate and apply the MVA.



All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if we are crediting a rate equal to the minimum guaranteed interest rate specified in your contract. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of the DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING below for more details.



TRANSFERS DURING THE ACCUMULATION PHASE


During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.


Subject to certain rules, you may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. Additionally, you may access your account and request transfers between Variable Portfolios and/or the fixed account options through AIG SunAmerica's website (http:www.aigsunamerica.com). We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.


We may accept transfer requests by telephone or over the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or Internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request in excess of 15 transfers per contract year must be submitted in writing by U.S. mail. Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. We will process any transfer request as of the day we receive it, if received before close of the New York Stock Exchange ("NYSE"), generally at 1:00 p.m. PST. If the transfer request is received after the close of the NYSE, the request will be processed on the next business day.

Transfer requests required to be submitted by U.S. mail can only be cancelled in writing by U.S. mail. We will process a cancellation request only if it is received prior to or simultaneously with the original transfer request.

This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These market timing strategies are disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

Regardless of the number of transfers you have made, we will monitor and, upon written notification, may terminate your transfer privileges if we determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other policy owners. Some of the factors we will consider include:

     - the dollar amount of the transfer;

     - the total assets of the Variable Portfolio involved in the transfer;

     - the number of transfers completed in the current calendar quarter; or

     - whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING


The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source account) to any other Variable Portfolio you select. Fixed Account options are not available as target accounts for Dollar Cost Averaging. Transfers may occur on certain periodic schedules, such as monthly or weekly. You may change the frequency to other available options at any time by notifying Us in writing. The minimum transfer amount under the DCA program is $100 per transfer regardless of the source account. Currently, there is no charge for participating in the DCA program.



The DCA program is designed to lessen the impact of market fluctuations on your investment. However, We cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.


     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM


Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. Currently, there is no fee for participating in the Asset Rebalancing Program.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice. Currently, there is no fee for participating in the Principal Advantage Program.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

AIG SunAmerica Life is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your contract in two ways:

     - by making a partial or total withdrawal; and/or
     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.


Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and a MVA against withdrawals from the applicable fixed account options. If you withdraw your entire contract value, we also deduct applicable premium taxes and a contract maintenance fee. SEE EXPENSES BELOW.



Your contract provides for a free withdrawal amount. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a withdrawal charge. However, upon a future full surrender of your contract any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of the full surrender.


Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn, plus earnings, may be withdrawn free of a withdrawal charge at any time.

After the first year, you may withdraw the greater of the following amounts free of a withdrawal charge (1) earnings in your contract as of the date you make the withdrawal; or (2) 10% of the Purchase Payments you invested for at least one year and not yet withdrawn, less any previous earnings withdrawals or Systematic Withdrawals that year.

Only your first withdrawal of the year is free. If you do not take the entire free amount available to you at that first withdrawal, you will forfeit the opportunity to withdraw that money free of the withdrawal charge for that year.

The portion of a free withdrawal which exceeds the sum of: (1) earnings in the contract and (2) Purchase Payments which are both no longer subject to the withdrawal charge schedule and not yet withdrawn is assumed to be a withdrawal against future earnings. Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce principal for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you withdraw your entire contract value.


We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.


Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed in account options in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge and/or market value adjustment on certain withdrawals prior to the Annuity Date

(not available in Texas). The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. Your contract prohibits use of this waiver during the first 90 days after you purchase your contract. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60 day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

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                                  DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

The death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals), compounded at a 4% annual growth rate until the date of death (3% growth rate if 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death (and any fees or charges applicable to such withdrawals); or

     3. the value of your contract on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death (and any fees or charges applicable to such withdrawals).

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract at the then current value. If the Spousal Beneficiary continues the contract, we do not pay a death benefit to him or her.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

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                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT CHARGES

The Company deducts a mortality and expense risk charge in the amount of 1.52% annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The Separate Account Charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including distribution, depending upon market conditions.

OTHER REVENUE


We may receive compensation of up to 0.40% from the investment advisers of the underlying investments of the Trusts for services related to the underlying investments of the Trusts.


WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ABOVE. If you take money out in excess of the free withdrawal amount, or upon a full surrender, you may incur a withdrawal charge.

We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years, no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:

-------------------------------------------------------------------
           YEAR               1    2    3    4    5    6    7    8
-------------------------------------------------------------------
     WITHDRAWAL CHARGE       7%   6%   5%   4%   3%   2%   1%   0%
-------------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. Additionally, we will not assess a withdrawal charge when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

INVESTMENT CHARGES

  INVESTMENT MANAGEMENT FEES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES above illustrate these charges and expenses. For more detailed information on these investment charges, refer to the accompanying prospectuses for the Trusts.

  12B-1 FEES

Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SunAmerica Series Trust ("SAST"), under the distribution plan which is applicable to Class 1 and 2 shares, recaptured brokerage commissions will be used to make payments to AIG SunAmerica Capital Services, Inc., the SAST's Distributor, to pay for various distribution activities on behalf of the SAST Portfolios. These distribution fees will not increase the cost of your investment or affect your return.

In addition, the 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust, Class 2 shares of the American Funds Insurance Series is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Investment Charges, refer to the prospectuses for the American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust, and Van Kampen Life Investment Trust.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We deduct the $35 contract maintenance fee ($30 in North Dakota and Utah) from your account value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE

We generally permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ABOVE.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract ranging from 0% to 3.5%. We deduct from your contract these premium tax charges from your contract where applicable. Currently we deduct the charge for premium taxes when you take a full withdrawal or when you begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

AIG SunAmerica Life may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.
----------------------------------------------------------------
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                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.


Income payments must begin on or before the Latest Annuity Date, which is your 90th birthday. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.


If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

Currently, this Contract offers five standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4. For income payments based on joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, AIG SunAmerica Life guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and in most states, if a Non-Qualified contract, your gender; and

     - the value of your contract in the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.
The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. See also ACCESS TO YOUR MONEY for a discussion of when payments from a Variable Portfolio may be suspended or postponed.

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                                      TAXES
----------------------------------------------------------------
----------------------------------------------------------------

NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-

Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In case of certain qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and We do not guarantee the accuracy of our calculations. Accordingly, We recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS has issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the new regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements.

To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not AIG SunAmerica Life, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified Contract , could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, We reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

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                                   PERFORMANCE
----------------------------------------------------------------
----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the Variable Portfolio was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the Statement of Additional Information for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

AIG SunAmerica Life may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch Ratings ("Fitch's"). A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

----------------------------------------------------------------
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                                OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

AIG SUNAMERICA LIFE

AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.

AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Corp., and the AIG Advisors Group, Inc. (comprising six wholly-owned broker-dealers and two investment advisors), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.

THE SEPARATE ACCOUNT

AIG SunAmerica Life established Variable Separate Account ("separate account"), under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

AIG SunAmerica Life owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of AIG SunAmerica Life. Assets in the separate account are not guaranteed by AIG SunAmerica Life.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into AIG SunAmerica Life's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica Life contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.


From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers, which may or may not be affiliated broker-dealers, and/or certain registered representatives that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.


AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992 distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.


We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For other transactions, we send confirmations immediately.


It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, nor are they material with respect to the Separate Account.

OWNERSHIP

The Polaris Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

INDEPENDENT ACCOUNTANTS


The consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of Variable Separate Account at December 31, 2002, and for each of the two years in the period ended December 31, 2002, are incorporated by reference in this prospectus in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.


REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

----------------------------------------------------------------
----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling
(800)445-SUN2. The contents of the SAI are tabulated below.

Separate Account..............................      3
General Account...............................      3
Performance Data..............................      4
Income Payments...............................      9
Annuity Unit Values...........................     10
Taxes.........................................     12
Distribution of Contracts.....................     16
Financial Statements..........................     16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                        FISCAL        FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                         YEAR          YEAR          YEAR          YEAR          YEAR          YEAR
            PORTFOLIOS                 11/30/94      11/30/95      11/30/96      11/30/97      11/30/98      11/30/99
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception
 Date -- 2/12/93)
  Beginning AUV....................   $    11.14    $    10.64    $    14.19    $    17.63    $    21.26    $    23.72
  Ending AUV.......................   $    10.64    $    14.19    $    17.63    $    21.26    $    23.72    $    36.39
  Ending Number of AUs.............    8,462,152    13,247,155    20,470,395    24,889,133    24,068,557    21,898,142

-----------------------------------------------------------------------------------------------------------------------
Government and Quality Bond
  (Inception Date -- 2/22/93)
  Beginning AUV....................   $    10.32    $     9.81    $    11.51    $    11.94    $    12.65    $    13.66
  Ending AUV.......................   $     9.81    $    11.51    $    11.94    $    12.65    $    13.66    $    13.37
  Ending Number of AUs.............    7,008,717     8,504,677     9,176,239    10,047,042    14,076,819    12,612,572

-----------------------------------------------------------------------------------------------------------------------
Growth (Inception Date -- 2/19/93)
  Beginning AUV....................   $    10.78    $    10.41    $    12.95    $    16.32    $    20.31    $    24.41
  Ending AUV.......................   $    10.41    $    12.95    $    16.32    $    20.31    $    24.41    $    29.74
  Ending Number of AUs.............    3,950,678     5,968,263     7,557,844     9,747,428     9,838,138     8,941,621

-----------------------------------------------------------------------------------------------------------------------
Natural Resources (Inception
  Date -- 10/31/94)
  Beginning AUV....................   $    10.00    $     9.27    $    10.78    $    12.13    $    11.14    $     9.30
  Ending AUV.......................   $     9.27    $    10.78    $    12.13    $    11.14    $     9.30    $    11.40
  Ending Number of AUs.............       51,412       848,159     2,171,050     2,937,198     2,605,274     2,283,074

-----------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception
  Date -- 6/3/96)
  Beginning AUV....................         --            --      $    10.00    $    10.29    $    11.51    $    11.86
  Ending AUV.......................         --            --      $    10.29    $    11.51    $    11.86    $    19.02
  Ending Number of AUs.............         --            --       3,165,900     7,215,024     7,059,502     7,354,489

-----------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception
  Date -- 2/9/93)
  Beginning AUV....................   $    10.78    $    10.53    $    15.44    $    19.46    $    24.51    $    32.81
  Ending AUV.......................   $    10.53    $    15.44    $    19.46    $    24.51    $    32.81    $    44.31
  Ending Number of AUs.............    4,997,778    10,560,070    18,333,555    24,050,697    24,146,276    26,154,552

-----------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception
  Date -- 7/1/93)
  Beginning AUV....................   $    10.30    $    10.17    $    12.64    $    14.97    $    17.98    $    18.22
  Ending AUV.......................   $    10.17    $    12.64    $    14.97    $    17.98    $    18.22    $    19.10
  Ending Number of AUs.............   10,372,954    15,418,350    19,940,733    25,272,776    26,043,996    21,080,060

-----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception
  Date -- 7/6/00)
  Beginning AUV....................         --            --            --            --            --            --
  Ending AUV.......................         --            --            --            --            --            --
  Ending Number of AUs.............         --            --            --            --            --            --

-----------------------------------------------------------------------------------------------------------------------
Cash Management (Inception
  Date -- 4/1/99)
  Beginning AUV....................   $    10.07    $    10.27    $    10.67    $    11.04    $    11.43    $    11.83
  Ending AUV.......................   $    10.27    $    10.67    $    11.04    $    11.43    $    11.83    $    12.20
  Ending Number of AUs.............    8,623,034     8,372,979     8,005,908    11,224,451    11,160,200    15,616,078

-----------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception
  Date -- 7/1/93)
  Beginning AUV....................   $    10.12    $     9.63    $    11.10    $    11.65    $    12.54    $    13.15
  Ending AUV.......................   $     9.63    $    11.10    $    11.65    $    12.54    $    13.15    $    12.78
  Ending Number of AUs.............    1,643,694     2,623,065     3,059,808     4,235,990     5,896,471     5,339,302

-----------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception
  Date -- 10/31/94)
  Beginning AUV....................   $    10.00    $     9.77    $    13.29    $    16.68    $    21.30    $    23.36
  Ending AUV.......................   $     9.77    $    13.29    $    16.68    $    21.30    $    23.36    $    26.57
  Ending Number of AUs.............      355,083    11,270,792    29,247,554    44,892,446    46,069,429    42,175,145

-----------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception
  Date -- 4/1/98)
  Beginning AUV....................         --            --            --            --      $    10.00    $     9.71
  Ending AUV.......................         --            --            --            --      $     9.71    $     9.12
  Ending Number of AUs.............         --            --            --            --       1,450,214     1,509,434

-----------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception
  Date -- 6/2/97)
  Beginning AUV....................         --            --            --      $    10.00    $     7.97    $     6.14
  Ending AUV.......................         --            --            --      $     7.97    $     6.14    $     8.99
  Ending Number of AUs.............         --            --            --       1,751,922     1,352,484     1,956,342

-----------------------------------------------------------------------------------------------------------------------
Federated American Leaders
  (Inception Date -- 6/3/96)
  Beginning AUV....................         --            --      $    10.00    $    11.00    $    13.62    $    15.86
  Ending AUV.......................         --            --      $    11.00    $    13.62    $    15.86    $    16.43
  Ending Number of AUs.............         --            --       1,021,137     3,095,513     4,255,000     4,164,599

-----------------------------------------------------------------------------------------------------------------------

                                                     FISCAL        FISCAL        FISCAL
                                      11/30/99-       YEAR          YEAR          YEAR
            PORTFOLIOS                12/31/99      12/31/00      12/31/01      12/31/02

-------------------------------------------------------------------------------------------
Capital Appreciation (Inception
 Date -- 2/12/93)
  Beginning AUV....................  $    36.39    $    43.17    $   39.336    $   33.864
  Ending AUV.......................  $    43.17    $    39.34    $   33.864    $   25.794
  Ending Number of AUs.............  21,764,629    19,417,165    16,861,232    12,967,020
--------------------------------------------------------------------------------------------------------
Government and Quality Bond
  (Inception Date -- 2/22/93)
  Beginning AUV....................  $    13.37    $    13.28    $   14.557    $   15.330
  Ending AUV.......................  $    13.28    $    14.56    $   15.330    $   16.504
  Ending Number of AUs.............  12,309,470    11,021,940    11,075,554    12,506,349
---------------------------------------------------------------------------------------------------------------------
Growth (Inception Date -- 2/19/93)
  Beginning AUV....................  $    29.74    $    32.61    $   31.785    $   27.208
  Ending AUV.......................  $    32.61    $    31.78    $   27.208        20.859
  Ending Number of AUs.............   8,878,474     8,227,437     7,201,303     5,930,401
-----------------------------------------------------------------------------------------------------------------------
Natural Resources (Inception
  Date -- 10/31/94)
  Beginning AUV....................  $    11.40    $    12.50    $   14.706    $   14.327
  Ending AUV.......................  $    12.50    $    14.71    $   14.327    $   15.293
  Ending Number of AUs.............   2,218,703     1,957,242     1,779,774     1,786,931
-----------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception
  Date -- 6/3/96)
  Beginning AUV....................  $    19.02    $    24.30    $   20.283    $   13.648
  Ending AUV.......................  $    24.30    $    20.28    $   13.648    $   10.123
  Ending Number of AUs.............   7,476,506     7,669,322     5,764,274     3,859,066
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception
  Date -- 2/9/93)
  Beginning AUV....................  $    44.31    $    48.56    $   38.509    $   32.621
  Ending AUV.......................  $    48.56    $    38.51    $   32.621    $   22.076
  Ending Number of AUs.............  25,819,661    23,095,125    19,224,052    13,964,463
-----------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception
  Date -- 7/1/93)
  Beginning AUV....................  $    19.10    $    19.81    $   19.448    $   18.614
  Ending AUV.......................  $    19.81    $    19.45    $   18.614    $   16.951
  Ending Number of AUs.............  20,767,631    17,268,857    14,847,409    12,367,191
-----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception
  Date -- 7/6/00)
  Beginning AUV....................        --      $    10.00    $    8.569    $    6.692
  Ending AUV.......................        --      $     8.57    $    6.692    $    4.661
  Ending Number of AUs.............        --         330,806       718,225       623,099
-----------------------------------------------------------------------------------------------------------------------
Cash Management (Inception
  Date -- 4/1/99)
  Beginning AUV....................  $    12.20    $    12.25    $   12.793    $   13.062
  Ending AUV.......................  $    12.25    $    12.79    $   13.062    $   13.040
  Ending Number of AUs.............  16,598,506    12,837,919    10,749,535     8,636,103
-----------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception
  Date -- 7/1/93)
  Beginning AUV....................  $    12.78    $    12.76    $   13.190    $   13.972
  Ending AUV.......................  $    12.76    $    13.19    $   13.972    $   14.788
  Ending Number of AUs.............   5,225,508     4,344,051     5,023,156     4,120,549
-----------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception
  Date -- 10/31/94)
  Beginning AUV....................  $    26.57    $    27.88        30.052    $   26.245
  Ending AUV.......................  $    27.88    $    30.05        26.245    $   21.522
  Ending Number of AUs.............  41,825,421    38,384,619    34,548,238    27,710,437
-----------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception
  Date -- 4/1/98)
  Beginning AUV....................  $     9.12    $     8.99    $    9.122    $    9.692
  Ending AUV.......................  $     8.99    $     9.12    $    9.692    $    8.919
  Ending Number of AUs.............   1,368,990       968,656     1,372,946     1,725,057
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception
  Date -- 6/2/97)
  Beginning AUV....................  $     8.99    $    10.77    $    6.755    $    6.539
  Ending AUV.......................  $    10.77    $     6.75    $    6.539    $    5.980
  Ending Number of AUs.............   2,341,461     2,086,312     1,798,703     1,842,788
-----------------------------------------------------------------------------------------------------------------------
Federated American Leaders
  (Inception Date -- 6/3/96)
  Beginning AUV....................  $    16.43    $    16.89    $   17.029    $   16.381
  Ending AUV.......................  $    16.89    $    17.03    $   16.381    $   12.944
  Ending Number of AUs.............   4,001,010     3,255,076     4,065,034     4,111,291
-----------------------------------------------------------------------------------------------------------------------

                                        FISCAL        FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                         YEAR          YEAR          YEAR          YEAR          YEAR          YEAR
            PORTFOLIOS                 11/30/94      11/30/95      11/30/96      11/30/97      11/30/98      11/30/99
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Foreign Value* (Inception Date
 -- N/A)
 Beginning AUV.....................         --            --            --            --            --            --
 Ending AUV........................         --            --            --            --            --            --
 Ending Number of AUs..............         --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
Global Bond (Inception
 Date -- 7/1/93)
 Beginning AUV.....................   $    10.25    $     9.78    $    11.20    $    12.25    $    13.08    $    14.40
 Ending AUV........................   $     9.78    $    11.20    $    12.25    $    13.08    $    14.40    $    14.11
 Ending Number of AUs..............    4,532,386     5,288,158     5,413,149     6,164,455     5,906,756     5,199,731
-----------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date
 -- 2/9/93)
 Beginning AUV.....................   $    10.86    $    11.43    $    13.01    $    15.15    $    16.90    $    19.21
 Ending AUV........................   $    11.43    $    13.01    $    15.15    $    16.90    $    19.21    $    24.20
 Ending Number of AUs..............   11,705,418    12,350,883    15,583,207    18,376,185    17,594,064    15,218,999
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception
 Date -- 7/5/00)
 Beginning AUV.....................         --            --            --            --            --            --
 Ending AUV........................         --            --            --            --            --            --
 Ending Number of AUs..............         --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date
 -- 2/9/93)
 Beginning AUV.....................   $    10.47    $    10.09    $    13.32    $    16.70    $    21.41    $    25.71
 Ending AUV........................   $    10.09    $    13.32    $    16.70    $    21.41    $    25.71    $    33.11
 Ending Number of AUs..............    8,329,322    12,560,865    18,546,142    24,795,824    25,801,808    24,491,425
-----------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception
 Date -- 7/6/00)
 Beginning AUV.....................         --            --            --            --            --            --
 Ending AUV........................         --            --            --            --            --            --
 Ending Number of AUs..............         --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date
 -- 2/9/93)
 Beginning AUV.....................   $    10.98    $    10.35    $    11.48    $    12.99    $    14.66    $    14.25
 Ending AUV........................   $    10.35    $    11.48    $    12.99    $    14.66    $    14.25    $    14.71
 Ending Number of AUs..............    5,370,944     7,075,451     8,358,195    11,443,250    12,597,083    10,532,444
-----------------------------------------------------------------------------------------------------------------------
International Diversified Equities
 (Inception Date -- 10/31/94)
 Beginning AUV.....................   $    10.00    $     9.77    $    10.07    $    11.39    $    11.62    $    13.53
 Ending AUV........................   $     9.77    $    10.07    $    11.39    $    11.62    $    13.53    $    15.49
 Ending Number of AUs..............      271,316     4,659,066    12,762,343    18,010,557    17,917,499    16,071,377
-----------------------------------------------------------------------------------------------------------------------
International Growth and Income
 (Inception Date -- 6/2/97)
 Beginning AUV.....................         --            --            --      $    10.00    $    10.33    $    11.16
 Ending AUV........................         --            --            --      $    10.33    $    11.16    $    13.40
 Ending Number of AUs..............         --            --            --       2,721,228     3,306,665     4,307,535
-----------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust
 (Inception Date -- 2/9/93)
 Beginning AUV.....................   $    10.65    $     9.79    $    12.81    $    14.94    $    17.63    $    20.46
 Ending AUV........................   $     9.79    $    12.81    $    14.94    $    17.63    $    20.46    $    22.55
 Ending Number of AUs..............   10,477,818    11,457,899    12,077,737    11,714,450    10,439,634     9,723,097
-----------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception
 Date -- 4/1/99)
 Beginning AUV.....................         --            --            --            --            --      $    10.00
 Ending AUV........................         --            --            --            --            --      $    14.23
 Ending Number of AUs..............         --            --            --            --            --         869,761
-----------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date --
 10/31/94)
 Beginning AUV.....................   $    10.00    $     9.95    $    12.33    $    13.82    $    15.45    $    17.28
 Ending AUV........................   $     9.95    $    12.33    $    13.82    $    15.45    $    17.28    $    18.50
 Ending Number of AUs..............       51,759     2,441,901     4,583,234     5,415,312     5,465,650     5,719,070
-----------------------------------------------------------------------------------------------------------------------

                                                     FISCAL        FISCAL        FISCAL
                                      11/30/99-       YEAR          YEAR          YEAR
            PORTFOLIOS                12/31/99      12/31/00      12/31/01      12/31/02

-------------------------------------------------------------------------------------------
Foreign Value* (Inception Date
 -- N/A)
 Beginning AUV.....................        --            --            --            --
 Ending AUV........................        --            --            --            --
 Ending Number of AUs..............        --            --            --            --
--------------------------------------------------------------------------------------------------------
Global Bond (Inception
 Date -- 7/1/93)
 Beginning AUV.....................  $    14.11    $    14.09    $   15.158    $   15.678
 Ending AUV........................  $    14.09    $    15.16    $   15.678    $   16.361
 Ending Number of AUs..............   4,972,504     4,219,650     3,668,692     3,050,578
---------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date
 -- 2/9/93)
 Beginning AUV.....................  $    24.20    $    26.57    $   21.653    $   17.472
 Ending AUV........................  $    26.57    $    21.65    $   17.472    $   12.588
 Ending Number of AUs..............  15,364,906    13,718,168    11,040,552     8,408,886
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception
 Date -- 7/5/00)
 Beginning AUV.....................        --      $    10.00    $    9.735    $    7.173
 Ending AUV........................        --      $     9.74    $    7.173    $    5.080
 Ending Number of AUs..............        --         887,882       462,829       766,129
-----------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date
 -- 2/9/93)
 Beginning AUV.....................  $    33.11    $    35.91    $   32.417    $   26.847
 Ending AUV........................  $    35.91    $    32.42    $   26.847    $   20.850
 Ending Number of AUs..............  24,109,131    22,388,200    19,215,798    15,286,743
-----------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception
 Date -- 7/6/00)
 Beginning AUV.....................        --      $    10.00    $    8.829    $    5.807
 Ending AUV........................        --      $     8.83    $    5.807    $    3.443
 Ending Number of AUs..............        --         828,752       970,417       688,859
-----------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date
 -- 2/9/93)
 Beginning AUV.....................  $    14.71    $    14.87    $   13.278    $   12.511
 Ending AUV........................  $    14.87    $    13.28    $   12.511    $   11.607
 Ending Number of AUs..............  10,247,398     8,339,613     7,529,500     6,642,631
-----------------------------------------------------------------------------------------------------------------------
International Diversified Equities
 (Inception Date -- 10/31/94)
 Beginning AUV.....................  $    15.49    $    16.92    $   13.614    $   10.196
 Ending AUV........................  $    16.92    $    13.61    $   10.196    $    7.175
 Ending Number of AUs..............  15,905,912    14,143,933    11,775,969     9,350,017
-----------------------------------------------------------------------------------------------------------------------
International Growth and Income
 (Inception Date -- 6/2/97)
 Beginning AUV.....................  $    13.40    $    14.07    $   14.023    $   10.743
 Ending AUV........................  $    14.07    $    14.02    $   10.743    $    8.367
 Ending Number of AUs..............   4,319,856     4,771,471     4,012,997     3,572,948
-----------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust
 (Inception Date -- 2/9/93)
 Beginning AUV.....................  $    22.55    $    23.67    $   23.224    $   19.203
 Ending AUV........................  $    23.67    $    23.22    $   19.203    $   14.944
 Ending Number of AUs..............   9,598,954     8,247,309     7,261,760     6,211,054
-----------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception
 Date -- 4/1/99)
 Beginning AUV.....................  $    14.23    $    16.31    $   17.607    $   13.420
 Ending AUV........................  $    16.31    $    17.61    $   13.420    $    6.982
 Ending Number of AUs..............   1,068,886     4,096,885     3,490,131     2,450,117
-----------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date --
 10/31/94)
 Beginning AUV.....................  $    18.50    $    18.60    $   21.433    $   21.225
 Ending AUV........................  $    18.60    $    21.43    $   21.220    $   19.891
 Ending Number of AUs..............   5,709,183     5,030,406     6,081,406     7,303,764
-----------------------------------------------------------------------------------------------------------------------


                                       A-2

                                        FISCAL        FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                         YEAR          YEAR          YEAR          YEAR          YEAR          YEAR
            PORTFOLIOS                 11/30/94      11/30/95      11/30/96      11/30/97      11/30/98      11/30/99
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager (Inception
 Date -- 2/9/93)
 Beginning AUV.....................   $     9.92    $     9.79    $    12.60    $    14.88    $    18.47    $    22.29
 Ending AUV........................   $     9.79    $    12.60    $    14.88    $    18.47    $    22.29    $    28.36
 Ending Number of AUs..............    7,610,104     8,932,998    10,354,025    11,336,732    12,052,558    11,402,199
-----------------------------------------------------------------------------------------------------------------------
Real Estate (Inception
 Date -- 6/2/97)
 Beginning AUV.....................         --            --            --      $    10.00    $    11.44    $     9.80
 Ending AUV........................         --            --            --      $    11.44    $     9.80    $     8.50
 Ending Number of AUs..............         --            --            --       1,632,804     2,521,169     2,159,442
-----------------------------------------------------------------------------------------------------------------------

                                                     FISCAL        FISCAL        FISCAL
                                      11/30/99-       YEAR          YEAR          YEAR
            PORTFOLIOS                12/31/99      12/31/00      12/31/01      12/31/02
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager (Inception
 Date -- 2/9/93)
 Beginning AUV.....................  $    28.36    $    31.67    $   25.556    $   19.097
 Ending AUV........................  $    31.67    $    25.56    $   19.097    $   13.832
 Ending Number of AUs..............  11,286,031    10,145,801     8,052,999     6,135,245
-----------------------------------------------------------------------------------------------------------------------
Real Estate (Inception
 Date -- 6/2/97)
 Beginning AUV.....................  $     8.50    $     8.91    $   10.856    $   11.339
 Ending AUV........................  $     8.91    $    10.86    $   11.339    $   11.860
 Ending Number of AUs..............   1,934,426     2,146,190     2,089,006     2,120,452
-----------------------------------------------------------------------------------------------------------------------

                                      A-2.1

                                        FISCAL        FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                         YEAR          YEAR          YEAR          YEAR          YEAR          YEAR
            PORTFOLIOS                 11/30/94      11/30/95      11/30/96      11/30/97      11/30/98      11/30/99
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Small & Mid Cap Value* (Inception
  Date -- N/A)
  Beginning AUV....................         --            --            --            --            --            --
  Ending AUV.......................         --            --            --            --            --            --
  Ending Number of AUs.............         --            --            --            --            --            --

-----------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception
  Date -- 6/3/96)
  Beginning AUV....................         --            --      $    10.00    $    11.04    $    13.22    $    15.60
  Ending AUV.......................         --            --      $    11.04    $    13.22    $    15.60    $    18.23
  Ending Number of AUs.............         --            --         817,039     2,447,948     4,179,545     5,352,344

-----------------------------------------------------------------------------------------------------------------------
Technology (Inception Date --
  7/5/00)
  Beginning AUV....................         --            --            --            --            --            --
  Ending AUV.......................         --            --            --            --            --            --
  Ending Number of AUs.............         --            --            --            --            --            --

-----------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inception
  Date -- 6/3/96)
  Beginning AUV....................         --            --      $    10.00    $    10.67    $    12.74    $    14.56
  Ending AUV.......................         --            --      $    10.67    $    12.74    $    14.56    $    15.16
  Ending Number of AUs.............         --            --         543,461     1,541,346     2,120,487     2,046,427

-----------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception
  Date -- 10/31/94)
  Beginning AUV....................   $    10.00    $     9.95    $    11.36    $    14.20    $    15.98    $    13.57
  Ending AUV.......................   $     9.95    $    11.36    $    14.20    $    15.98    $    13.57    $    15.23
  Ending Number of AUs.............       53,315     1,040,828     3,196,739     6,368,247     5,463,589     4,234,687

-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income*
  (Inception Date -- N/A)
  Beginning AUV....................         --            --            --            --            --            --
  Ending AUV.......................         --            --            --            --            --            --
  Ending Number of AUs.............         --            --            --            --            --            --

-----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock* (Inception
  Date -- N/A)
  Beginning AUV....................         --            --            --            --            --            --
  Ending AUV.......................         --            --            --            --            --            --
  Ending Number of AUs.............         --            --            --            --            --            --

-----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income*
  (Inception Date -- N/A)
  Beginning AUV....................         --            --            --            --            --            --
  Ending AUV.......................         --            --            --            --            --            --
  Ending Number of AUs.............         --            --            --            --            --            --

-----------------------------------------------------------------------------------------------------------------------
American Funds Global Growth*
  (Inception Date -- N/A)
  Beginning AUV....................         --            --            --            --            --            --
  Ending AUV.......................         --            --            --            --            --            --
  Ending Number of AUs.............         --            --            --            --            --            --

-----------------------------------------------------------------------------------------------------------------------
American Funds Growth* (Inception
  Date -- N/A)
  Beginning AUV....................         --            --            --            --            --            --
  Ending AUV.......................         --            --            --            --            --            --
  Ending Number of AUs.............         --            --            --            --            --            --

-----------------------------------------------------------------------------------------------------------------------
American Funds Growth -- Income*
  (Inception Date -- N/A)
  Beginning AUV....................         --            --            --            --            --            --
  Ending AUV.......................         --            --            --            --            --            --
  Ending Number of AUs.............         --            --            --            --            --            --

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                                                     FISCAL        FISCAL        FISCAL
                                      11/30/99-       YEAR          YEAR          YEAR
            PORTFOLIOS                12/31/99      12/31/00      12/31/01      12/31/02
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Small & Mid Cap Value* (Inception
  Date -- N/A)
  Beginning AUV....................        --            --            --            --
  Ending AUV.......................        --            --            --            --
  Ending Number of AUs.............        --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception
  Date -- 6/3/96)
  Beginning AUV....................  $    18.23    $    19.69    $   17.560    $   15.021
  Ending AUV.......................  $    19.69    $    17.56    $   15.021    $   12.550
  Ending Number of AUs.............   5,364,585     5,126,272     4,210,209     3,097,121
-----------------------------------------------------------------------------------------------------------------------
Technology (Inception Date --
  7/5/00)
  Beginning AUV....................        --      $    10.00    $    6.692    $    3.452
  Ending AUV.......................        --      $     6.69    $    3.452    $    1.722
  Ending Number of AUs.............        --       1,818,833     1,792,428     1,580,445
-----------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inception
  Date -- 6/3/96)
  Beginning AUV....................  $    15.16    $    15.11        13.538    $   11.504
  Ending AUV.......................  $    15.11    $    13.54        11.504    $    8.638
  Ending Number of AUs.............   2,024,299     1,711,385     1,356,237     1,188,432
-----------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception
  Date -- 10/31/94)
  Beginning AUV....................  $    15.23    $    15.70        15.005    $   14.299
  Ending AUV.......................  $    15.70    $    15.00        14.299    $   14.029
  Ending Number of AUs.............   4,110,589     3,413,896     2,780,936     2,261,171
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income*
  (Inception Date -- N/A)
  Beginning AUV....................        --            --            --            --
  Ending AUV.......................        --            --            --            --
  Ending Number of AUs.............        --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock* (Inception
  Date -- N/A)
  Beginning AUV....................        --            --            --            --
  Ending AUV.......................        --            --            --            --
  Ending Number of AUs.............        --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income*
  (Inception Date -- N/A)
  Beginning AUV....................        --            --            --            --
  Ending AUV.......................        --            --            --            --
  Ending Number of AUs.............        --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
American Funds Global Growth*
  (Inception Date -- N/A)
  Beginning AUV....................        --            --            --            --
  Ending AUV.......................        --            --            --            --
  Ending Number of AUs.............        --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
American Funds Growth* (Inception
  Date -- N/A)
  Beginning AUV....................        --            --            --            --
  Ending AUV.......................        --            --            --            --
  Ending Number of AUs.............        --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
American Funds Growth -- Income*
  (Inception Date -- N/A)
  Beginning AUV....................        --            --            --            --
  Ending AUV.......................        --            --            --            --
  Ending Number of AUs.............        --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

AUV -- Accumulation Unit Value

 AU -- Accumulation Units


  * Available for sale on or before July 1, 2003.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX B -- MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The information in this Appendix applies only if you take money out of a FAGP (with a duration longer than 1 year) before the end of the guarantee period.



We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate We use a rate being offered by Us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, We determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.



Where the MVA is negative, We first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, We deduct the remainder from your withdrawal. Where the MVA is positive, We add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.



The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:



                            [(1+I/(1+J+L)](N/12) - 1



  where:



        I is the interest rate you are earning on the money invested in the FAGP;



        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the FAGP;



        N is the number of full months remaining in the term you initially agreed to leave your money in the FAGP; and



        L is 0.005 (some states require a different value, see your contract)



We do not assess a MVA against withdrawals from a FAGP under the following circumstances:



     - If a withdrawal is made within 30 days after the end of a guarantee period;



     - If a withdrawal is made to pay contract fees and charges;



     - To pay a death benefit; and



     - Upon beginning an income option, if occurring on the Latest Annuity Date.



EXAMPLES OF THE MVA



    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the
Guarantee periods available or Surrender Charges applicable under your contract.



The examples below assume the following:



     (1) You made an initial Purchase Payment of $10,000 and allocated it to a FAGP at a rate of 5%;



     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the term you initially agreed to leave your money in the FAGP (N=18);



     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and



     (4) Your contract was issued in a state where L = 0.005.



POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES



Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free look amount.



The MVA factor is = [(1+I/(1+J+0.005)](N/12) - 1


                  = [(1.05)/(1.04+0.005)](18/12) - 1


                  = (1.004785)(1.5) - 1


                  = 1.007186 - 1


                  = + 0.007186



The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:


                         $4,000 X (+0.007186) = +$28.74



$28.74 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES



Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls with the free withdrawal amount.



The MVA factor is= [(1+I)/(1+J+0.005)](N/12) - 1


                 = [(1.05)/(1.06+0.005)](18/12) - 1


                 = (0.985915)(1.5) - 1


                 = 0.978948 - 1


                 = - 0.021052



The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:


                        $4,000 X (- 0.021052) = -$84.21



$84.21 represents the negative MVA that will be deducted from the money remaining in the 3-year FAGP.



POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES



Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.



The MVA factor is = [(1+I)/(I+J+0.005)](N/12) - 1


                  =  [(1.05)/(1.04+0.005)](18/12) - 1


                  = (1.004785)(1.5) - 1


                  = 1.007186 - 1


                  = + 0.007186



The requested withdrawal amount, less the withdrawal charge ($4,000 -6% = $3,760) is multiplied by the MVA factor to determine the MVA:


                         $3,760 X (+0.007186) = +$27.02



$27.02 represents the positive MVA that would be added to the withdrawal.



NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES



Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.



The MVA factor is = [ (1+I)/(I+J+0.005)](N/12) - 1


                  = [(1.05)/(1.06+0.005)](18/12) - 1


                  = (0.985915)(1.5) - 1


                  = 0.978948 - 1


                  = - 0.021052



The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:


                        $3,760 X (- 0.021052) = -$79.16



$79.16 represents the negative MVA that would be deducted from the withdrawal.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip


Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------


                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                            VARIABLE SEPARATE ACCOUNT

                           (Polaris Variable Annuity)







This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2003, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:


                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299



                                  May 1, 2003

                                             TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----

Separate Account .......................................................     3

General Account ........................................................     3

Performance Data .......................................................     4

Income Payments ........................................................     9

Annuity Unit Values ....................................................    10

Taxes ..................................................................    12

Distribution of Contracts ..............................................    16

Financial Statements ...................................................    17

                                SEPARATE ACCOUNT


         Variable Separate Account was originally established by the AIG SunAmerica Life Assurance Company (the "Company") on June 25, 1981, pursuant to the provisions of California law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.


         The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

         The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

         The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).

                                 GENERAL ACCOUNT


         The general account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the fixed account options available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors.

Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA


         From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.



         In addition, the separate account may advertise "total return" data for the Variable Portfolios (including the Cash Management Portfolio) from the inception of the Separate Account. A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.



         For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of American Funds Insurance Series, Anchor Series Trust, SunAmerica Series Trust, Lord Abbett Series Fund, Inc. and the Van Kampen Life Investment Trust (collectively, the "Trusts"), modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Trust's underlying fund. In some cases a particular Variable Portfolio may have been available in another contract funded through the separate account. Trust performance (outside of this separate account) should not be construed to be actual historical performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the Variable Portfolios became available within the separate account. We commonly refer to these performance calculations as hypothetical adjusted historical returns. The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.


         Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO
-------------------------


         The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 2002 were -0.32% and -0.32%, respectively.


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV-CMF)/(SV)

         where:

                  SV  = value of one Accumulation Unit at the start of a 7 day period
                  EV  = value of one Accumulation Unit at the end of the 7 day period
                  CMF = an allocated portion of the $35 annual
                        Contract Maintenance Fee, prorated for 7 days

         The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The charge is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period.

However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                             365/7
                  Effective Yield = [(Base Period Return + 1)      - 1].

         Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of premium taxes, transfer fees, or withdrawal charges.

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments, but also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS
-------------------------

         The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return".

         The total returns of the various Variable Portfolios for 1 year period, 5-year period and since each Variable Portfolio's inception date are shown on the next page, both with and without an assumed complete redemption at the end of the period.

                                    POLARIS
                            STANDARDIZED PERFORMANCE
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2002
                            (RETURN WITH REDEMPTION)



                                      VARIABLE
                                      PORTFOLIO
                                    INCEPTION(1)                                          SINCE
VARIABLE PORTFOLIO                      DATE         1 YEAR       5 YEAR    10 YEAR     INCEPTION
------------------                    --------       ------       ------    -------       ------
ANCHOR SERIES TRUST
-------------------
CAPITAL APPRECIATION                  02/12/93      -30.89%        2.97%      N/A         10.02%
GOVERNMENT & QUALITY BOND             02/22/93        0.62%        4.75%      N/A          5.16%
GROWTH                                02/19/93      -30.41%       -0.33%      N/A          7.69%
NATURAL RESOURCES                     10/31/94       -0.41%        6.16%      N/A          5.19%

SUNAMERICA SERIES TRUST
-----------------------
AGGRESSIVE GROWTH                     06/03/96      -32.99%       -3.36%      N/A         -0.04%
ALLIANCE GROWTH                       02/09/93      -39.38%       -2.93%      N/A          8.29%
ASSET ALLOCATION                      07/01/93      -16.00%       -1.95%      N/A          5.67%
BLUE CHIP GROWTH                      07/10/00      -37.52%          N/A      N/A        -30.02%
CORPORATE BOND                        07/01/93       -1.24%        2.58%      N/A          4.13%
DAVIS VENTURE VALUE                   10/28/94      -25.04%       -0.87%      N/A          9.80%
DOGS OF WALL STREET                   04/01/98      -15.09%          N/A      N/A         -3.18%
EMERGING MARKETS                      06/02/97      -15.80%       -7.27%      N/A         -9.58%
FEDERATED AMERICAN LEADERS            06/03/96      -28.08%       -2.13%      N/A          3.82%
FOREIGN VALUE*                        08/01/02          N/A          N/A      N/A        -13.01%
GLOBAL BOND                           07/01/93       -2.74%        3.73%      N/A          5.24%
GLOBAL EQUITIES                       02/09/93      -35.07%       -6.72%      N/A          2.29%
GOLDMAN SACHS RESEARCH                07/05/00      -36.35%          N/A      N/A        -27.13%
GROWTH & INCOME                       02/09/93      -29.39%       -1.52%      N/A          7.67%
GROWTH OPPORTUNITIES                  07/06/00      -48.10%          N/A      N/A        -39.45%
HIGH-YIELD BOND                       02/09/93      -14.35%       -5.63%      N/A          1.45%
INTERNATIONAL DIVERSIFIED EQUITIES    10/28/94      -36.79%      -10.52%      N/A         -4.08%
INTERNATIONAL GROWTH & INCOME         06/02/97      -29.24%       -5.33%      N/A         -3.64%
MFS MASSACHUSETTS INVESTORS TRUST     02/09/93      -29.27%       -4.21%      N/A          4.09%
MFS MID-CAP GROWTH                    04/01/99      -55.17%          N/A      N/A        -10.65%
MFS TOTAL RETURN                      10/28/94      -13.34%        4.44%      N/A          8.72%
PUTNAM GROWTH: VOYAGER                02/09/93      -34.67%       -6.67%      N/A          3.27%
REAL ESTATE                           06/02/97       -2.54%       -0.50%      N/A          2.68%
SMALL & MID-CAP VALUE*                08/01/02          N/A          N/A      N/A         -5.86%
SUNAMERICA BALANCED                   06/03/96      -23.54%       -2.02%      N/A          3.34%
TECHNOLOGY                            07/05/00      -57.58%          N/A      N/A        -57.87%
TELECOM UTILITY                       06/03/96      -32.17%       -9.45%      N/A         -2.48%
WORLDWIDE HIGH INCOME                 10/28/94       -9.06%       -3.86%      N/A          4.13%

LORD ABBETT SERIES FUND, INC.
-----------------------------
LORD ABBETT SERIES FUND
 GROWTH AND INCOME*                   05/01/02          N/A          N/A      N/A        -25.22%

VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------
VAN KAMPEN LIT COMSTOCK*              10/15/01      -27.88%          N/A      N/A        -21.22%
VAN KAMPEN LIT GROWTH AND INCOME*     10/15/01      -23.26%          N/A      N/A        -14.97%

AMERICAN FUNDS INSURANCE SERIES
-------------------------------
AMERICAN FUNDS GLOBAL GROWTH*         09/30/02          N/A          N/A      N/A          2.48%
AMERICAN FUNDS GROWTH*                09/30/02          N/A          N/A      N/A          1.82%
AMERICAN FUNDS GROWTH INCOME*         09/30/02          N/A          N/A      N/A          1.82%





(1) This represents the date the Variable Portfolio became available in the Separate Account.



 * This portfolio will be available for sale in this product on or before July 1, 2003.




                                    POLARIS
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2002
                          (RETURN WITHOUT REDEMPTION)




                                     VARIABLE
                                     PORTFOLIO
                                    INCEPTION(1)                                          SINCE
VARIABLE PORTFOLIO                      DATE         1 YEAR       5 YEAR    10 YEAR     INCEPTION
------------------                    --------       ------       ------    -------       ------
ANCHOR SERIES TRUST
-------------------
CAPITAL APPRECIATION                  02/12/93      -23.89%        3.49%      N/A         10.02%
GOVERNMENT & QUALITY BOND             02/22/93        7.62%        5.25%      N/A          5.16%
GROWTH                                02/19/93      -23.41%        0.27%      N/A          7.69%
NATURAL RESOURCES                     10/31/94        6.59%        6.63%      N/A          5.19%

SUNAMERICA SERIES TRUST
-----------------------
AGGRESSIVE GROWTH                     06/03/96      -25.99%       -2.68%      N/A          0.11%
ALLIANCE GROWTH                       02/09/93      -32.38%       -2.26%      N/A          8.29%
ASSET ALLOCATION                      07/01/93       -9.00%       -1.31%      N/A          5.67%
BLUE CHIP GROWTH                      07/10/00      -30.52%          N/A      N/A        -26.71%
CORPORATE BOND                        07/01/93        5.76%        3.12%      N/A          4.13%
DAVIS VENTURE VALUE                   10/28/94      -18.04%       -0.25%      N/A          9.80%
DOGS OF WALL STREET                   04/01/98       -8.09%          N/A      N/A         -2.48%
EMERGING MARKETS                      06/02/97       -8.80%       -6.47%      N/A         -9.02%
FEDERATED AMERICAN LEADERS            06/03/96      -21.08%       -1.49%      N/A          3.94%
FOREIGN VALUE*                        08/01/02          N/A          N/A      N/A         -6.01%
GLOBAL BOND                           07/01/93        4.26%        4.25%      N/A          5.24%
GLOBAL EQUITIES                       02/09/93      -28.07%       -5.94%      N/A          2.29%
GOLDMAN SACHS RESEARCH                07/05/00      -29.35%          N/A      N/A        -24.01%
GROWTH & INCOME                       02/09/93      -22.39%       -0.89%      N/A          7.67%
GROWTH OPPORTUNITIES                  07/06/00      -41.10%          N/A      N/A        -35.41%
HIGH-YIELD BOND                       02/09/93       -7.35%       -4.88%      N/A          1.45%
INTERNATIONAL DIVERSIFIED EQUITIES    10/28/94      -29.79%       -9.60%      N/A         -4.08%
INTERNATIONAL GROWTH & INCOME         06/02/97      -22.24%       -4.59%      N/A         -3.22%
MFS MASSACHUSETTS INVESTORS TRUST     02/09/93      -22.27%       -3.51%      N/A          4.09%
MFS MID-CAP GROWTH                    04/01/99      -48.17%          N/A      N/A         -9.23%
MFS TOTAL RETURN                      10/28/94       -6.34%        4.94%      N/A          8.72%
PUTNAM GROWTH: VOYAGER                02/09/93      -27.67%       -5.90%      N/A          3.27%
REAL ESTATE                           06/02/97        4.46%        0.11%      N/A          2.99%
SMALL & MID-CAP VALUE*                08/01/02          N/A          N/A      N/A          1.14%
SUNAMERICA BALANCED                   06/03/96      -16.54%       -1.38%      N/A          3.47%
TECHNOLOGY                            07/05/00      -50.58%          N/A      N/A        -51.36%
TELECOM UTILITY                       06/03/96      -25.17%       -8.57%      N/A         -2.30%
WORLDWIDE HIGH INC.                   10/28/94       -2.06%       -3.17%      N/A          4.13%

LORD ABBETT SERIES FUND, INC.
-----------------------------
LORD ABBETT SERIES FUND
 GROWTH AND INCOME*                   05/01/02          N/A          N/A      N/A        -18.22%

VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------
VAN KAMPEN LIT COMSTOCK*              10/15/01      -20.88%          N/A      N/A        -16.04%
VAN KAMPEN LIT GROWTH AND INCOME*     10/15/01      -16.26%          N/A      N/A         -9.87%

AMERICAN FUNDS INSURANCE SERIES
-------------------------------
AMERICAN FUNDS GLOBAL GROWTH*         09/30/02          N/A          N/A      N/A          9.48%
AMERICAN FUNDS GROWTH*                09/30/02          N/A          N/A      N/A          8.82%
AMERICAN FUNDS GROWTH INCOME*         09/30/02          N/A          N/A      N/A          8.82%

-----------

(1) This represents the date the Variable Portfolio became available in the Separate Account.



 * This portfolio will be available for sale in this product on or before July 1, 2003.


Total return figures are based on historical data and are not intended to indicate future performance.




                                     POLARIS
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2002
                        (RETURN WITH/WITHOUT REDEMPTION)




                                                  1 YEAR                  5 YEAR               10 YEAR           SINCE INCEPTION
VARIABLE PORTFOLIO         TRUST INCEPTION   WITH       WITHOUT      WITH      WITHOUT    WITH     WITHOUT     WITH       WITHOUT
------------------           -----------    --------------------    -------------------   -----------------    -------------------
ANCHOR SERIES TRUST
-------------------
CAPITAL APPRECIATION          03/23/87      -30.89%      -23.89%     2.97%        3.49%   10.42%     10.42%     10.79%      10.79%
GOVERNMENT & QUALITY BOND     09/05/84        0.62%        7.62%     4.75%        5.25%    5.38%      5.38%      7.37%       7.37%
GROWTH                        09/05/84      -30.41%      -23.41%    -0.33%        0.27%    7.07%      7.07%      9.56%       9.56%
NATURAL RESOURCES             01/04/88       -0.41%        6.59%     6.16%        6.63%    7.92%      7.92%      5.82%       5.82%

SunAmerica Series Trust
-----------------------
AGGRESSIVE GROWTH             06/03/96      -32.99%      -25.99%    -3.36%       -2.68%      N/A        N/A     -0.04%       0.11%
ALLIANCE GROWTH               02/09/93      -39.38%      -32.38%    -2.93%       -2.26%      N/A        N/A      8.29%       8.29%
ASSET ALLOCATION              07/01/93      -16.00%       -9.00%    -1.95%       -1.31%      N/A        N/A      5.67%       5.67%
BLUE CHIP GROWTH              07/05/00      -37.52%      -30.52%       N/A          N/A      N/A        N/A    -29.54%     -26.27%
CORPORATE BOND                07/01/93       -1.24%        5.76%     2.58%        3.12%      N/A        N/A      4.13%       4.13%
DAVIS VENTURE VALUE           10/28/94      -25.04%      -18.04%    -0.87%       -0.25%      N/A        N/A      9.80%       9.80%
DOGS OF WALL STREET           04/01/98      -15.09%       -8.09%       N/A          N/A      N/A        N/A     -3.18%      -2.48%
EMERGING MARKETS              06/02/97      -15.80%       -8.80%    -7.27%       -6.47%      N/A        N/A     -9.58%      -9.02%
FEDERATED AMERICAN LEADERS    06/03/96      -28.08%      -21.08%    -2.13%       -1.49%      N/A        N/A      3.82%       3.94%
FOREIGN VALUE*                08/01/02          N/A          N/A       N/A          N/A      N/A        N/A    -13.01%      -6.01%
GLOBAL BOND                   07/01/93       -2.74%        4.26%     3.73%        4.25%      N/A        N/A      5.24%       5.24%
GLOBAL EQUITIES               02/09/93      -35.07%      -28.07%    -6.72%       -5.94%      N/A        N/A      2.29%       2.29%
GOLDMAN SACHS RESEARCH        07/05/00      -36.35%      -29.35%       N/A          N/A      N/A        N/A    -27.13%     -24.01%
GROWTH & INCOME               02/09/93      -29.39%      -22.39%    -1.52%       -0.89%      N/A        N/A      7.67%       7.67%
GROWTH OPPORTUNITIES          07/05/00      -48.10%      -41.10%       N/A          N/A      N/A        N/A    -39.41%     -35.38%
HIGH-YIELD BOND               02/09/93      -14.35%       -7.35%    -5.63%       -4.88%      N/A        N/A      1.45%       1.45%
INTERNATIONAL DIVERSIFIED
  EQUITIES                    10/28/94      -36.79%      -29.79%   -10.52%       -9.60%      N/A        N/A     -4.08%      -4.08%
INTERNATIONAL GROWTH
  & INCOME                    06/02/97      -29.24%      -22.24%    -5.33%       -4.59%      N/A        N/A     -3.64%      -3.22%
MFS MASSACHUSETTS
  INVESTORS TRUST             02/09/93      -29.27%      -22.27%    -4.21%       -3.51%      N/A        N/A      4.09%       4.09%
MFS MID-CAP GROWTH            04/01/99      -55.17%      -48.17%       N/A          N/A      N/A        N/A    -10.65%      -9.23%
MFS TOTAL RETURN              10/28/94      -13.34%       -6.34%     4.44%        4.94%      N/A        N/A      8.72%       8.72%
PUTNAM GROWTH; VOYAGER        02/09/93      -34.67%      -27.67%    -6.67%       -5.90%      N/A        N/A      3.27%       3.27%
REAL ESTATE                   06/02/97       -2.54%        4.46%    -0.50%        0.11%      N/A        N/A      2.68%       2.99%
SMALL & MID-CAP VALUE*        08/01/02          N/A          N/A       N/A          N/A      N/A        N/A     -5.86%       1.14%
SUNAMERICA BALANCED           06/03/96      -23.54%      -16.54%    -2.02%       -1.38%      N/A        N/A      3.34%       3.47%
TECHNOLOGY                    07/05/00      -57.58%      -50.58%       N/A          N/A      N/A        N/A    -57.87%     -51.36%
TELECOM UTILITY               06/03/96      -32.17%      -25.17%    -9.45%       -8.57%      N/A        N/A     -2.48%      -2.30%
WORLDWIDE HIGH INC.           10/28/94       -9.06%       -2.06%    -3.86%       -3.17%      N/A        N/A      4.13%       4.13%

LORD ABBETT SERIES FUND, INC.
-----------------------------
LORD ABBETT SERIES FUND
  GROWTH AND INCOME*          12/11/89       26.28%      -19.28%     0.95%        1.52%    8.55%      8.55%      9.50%       9.50%

VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------
VAN KAMPEN LIT COMSTOCK*      04/30/99      -27.88%      -20.88%       N/A          N/A      N/A        N/A     -4.02%      -2.83%
VAN KAMPEN LIT GROWTH
  AND INCOME*                 12/23/96      -23.26%      -16.26%     2.90%        3.43%      N/A        N/A      6.06%       6.18%

AMERICAN FUNDS INSURANCE SERIES
-------------------------------
AMERICAN FUNDS GLOBAL
  GROWTH*                     04/30/97      -22.97%      -15.97%     3.17%        3.69%      N/A        N/A      4.22%       4.51%
AMERICAN FUNDS GROWTH*        02/08/84      -32.62%      -25.62%     4.39%        4.89%   10.27%     10.27%     11.84%      11.84%
AMERICAN FUNDS GROWTH INCOME* 02/08/84      -26.61%      -19.61%     1.30%        1.86%    8.56%      8.56%     10.55%      10.55%


*This portfolio will be available for sale in the product on or before July 1, 2003.


Total return figures are based on historical data and are not intended to indicate future performance.

         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:




                   n
             P(1+T)  = ERV

    where:   P =      a hypothetical initial payment of $1,000
             T =      average annual total return
                  n =      number of years

               ERV  =      ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

         The total return figures reflect the effect of both nonrecurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Because the impact of Contract Maintenance Fees on a particular account will generally differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual Variable Portfolio over the same time periods would generally have been different from those produced by the computation. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS
-------------------------------

         The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed investment option and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS
---------------------------

         For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

         For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR
---------------------

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change in the value of the Variable Portfolio; a NIF greater than 1.000 results from an increase in the value of the Variable Portfolio; and a NIF less than 1.000 results from a decrease in the value of the Variable Portfolio. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

         Illustrative Example
         --------------------

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                               = 1.00174825

         Illustrative Example
         --------------------

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS
------------------------

         Illustrative Example
         --------------------

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

         P's first variable Income Payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly Income Payments for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

              First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $630.95/$13.256932 = 47.593968

         P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 47.593968 x $13.327695 = $634.32

         The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

         Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.


                                     TAXES


GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated

Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts.

For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

An assignment of a contract may have tax consequences, if the assignment is not part of a permitted loan program under an employer-sponsored plan, and may also be prohibited by the Employee Retirement Income Security Act of 1974 ("ERISA") in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

TAX TREATMENT OF GIFTING A CONTRACT

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs). Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7) are not considered distributions, and thus are not subject to these withdrawal limitations.

Trustee to trustee transfers can also be permitted between IRAs, and between contracts or accounts established under the same employer-sponsored plans. Such transfers may, however, be subject to limitations under the annuity contract.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) PLANS OF SELF-EMPLOYED INDIVIDUALS: "H.R. 10 PLANS"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2002 is $11,000. The limit may be increased by up to $3,000 for employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $1,000 in 2002 for employees age 50 or older, provided that other applicable requirements are satisfied. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2002 is $3,000. Individuals age 50 or older may be able to contribute an additional $500 in 2002. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRAS

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) CORPORATE PENSION AND PROFIT-SHARING PLANS

Sections 401(a) of the Code permits corporate employers to establish various types of retirement plans, including 401(k) plans, for employees. These plans can also be established by public employers and by private employers that are not "corporations". These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


(f) DEFERRED COMPENSATION PLANS - SECTION 457(b)


Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457 plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001
For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, a number of states have not enacted legislation that conforms the state tax treatment of these contributions and distributions to the federal standard. In the absence of legislation or guidance from these non-conforming states, the state tax treatment of these funds is including any transfer or rollover that is permitted under EGTRRA but was not permitted prior to 2002, currently unclear.



                            DISTRIBUTION OF CONTRACTS


         The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


     The consolidated financial statements of the AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, are presented in this Statement of Additional Information.



     The financial statements of Variable Separate Account at December 31, 2002, and for each of the two years in the period ended December 31, 2002 are also presented in this Statement of Additional Information.



     PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                 Page
                                                               Number(s)
                                                               ---------
Report of Independent Accountants                                 F-2

Consolidated Balance Sheet - December 31, 2002 and
December 31, 2001                                             F-3 to F-4

Consolidated Statement of Income and Comprehensive
Income - Years Ended December 31, 2002, 2001 and 2000         F-5 to F-6

Consolidated Statement of Cash Flows - Years Ended
December 31, 2002, 2001 and 2000                              F-7 to F-8

Notes to Consolidated Financial Statements                    F-9 to F-39

Report of Independent Accountants

To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company and its subsidiaries (formerly, Anchor National Life Insurance Company), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and interest income and impairment of certain beneficial interests in securitized financial assets in 2001.

PricewaterhouseCoopers LLP
Los Angeles, California
February 11, 2003

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                             December 31,    December 31,
                                                 2002            2001
                                             -----------     -----------
                                                    (in thousands)
ASSETS

Investments and cash:
  Cash and short-term investments            $    65,872     $   200,064
  Bonds, notes and redeemable
    preferred stocks available for sale,
    at fair value (amortized cost:
    December 31, 2002, $5,492,677;
    December 31, 2001, $4,607,901)             5,528,569       4,545,075
  Mortgage loans                                 738,601         692,392
  Policy loans                                   215,846         226,961
  Separate account seed money                     25,366          50,560
  Common stocks available for sale, at
    fair value (cost: December 31, 2002,
    $4,111; December 31, 2001, $1,288)             2,609             861
  Partnerships                                     8,766         451,583
  Real estate                                     22,315          20,091
  Other invested assets                          585,760         563,739
                                             -----------     -----------
  Total investments and cash                   7,193,704       6,751,326

Variable annuity assets held in separate
  accounts                                    14,758,642      18,526,413
Accrued investment income                         75,326          65,272
Deferred acquisition costs                     1,364,748       1,419,498
Income taxes currently receivable from
  Parent                                         100,123          61,435
Due from affiliates                               26,304           3,999
Goodwill                                           4,603          20,150
Other assets                                      15,382          92,012
                                             -----------     -----------
TOTAL ASSETS                                 $23,538,832     $26,940,105
                                             ===========     ===========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)


                                             December 31,    December 31,
                                                 2002            2001
                                             -----------     -----------
                                                    (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts       $ 4,285,098     $ 3,498,917
  Reserves for universal life insurance
    contracts                                  1,676,073       1,738,493
  Reserves for guaranteed investment
    contracts                                    359,561         483,861
  Securities loaned under collateral
    agreements                                   585,760         541,899
  Modified coinsurance deposit liability          31,393          61,675
  Payable to brokers                               8,529           4,479
  Other liabilities                              160,265         220,588
                                             -----------     -----------
Total reserves, payables and accrued
liabilities                                    7,106,679       6,549,912
                                             -----------     -----------
Variable annuity liabilities related to
  separate accounts                           14,758,642      18,526,413
                                             -----------     -----------
Subordinated notes payable to affiliates             ---          58,814
                                             -----------     -----------
Deferred income taxes                            351,872         210,970
                                             -----------     -----------
Shareholder's equity:
  Common stock                                     3,511           3,511
  Additional paid-in capital                   1,125,753         925,753
  Retained earnings                              175,871         694,004
  Accumulated other comprehensive income
    (loss)                                        16,504         (29,272)
                                             -----------     -----------
  Total shareholder's equity                   1,321,639       1,593,996
                                             -----------     -----------
TOTAL LIABILITIES AND SHAREHOLDER'S
  EQUITY                                     $23,538,832     $26,940,105
                                             ===========     ===========










           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                    Years Ended December 31,
                                              ------------------------------------
                                                 2002         2001         2000
                                              ---------    ---------    ----------
                                                         (in thousands)
Investment income                             $ 390,086    $ 375,213    $  399,355
                                              ---------    ---------    ----------
Interest expense on:
  Fixed annuity contracts                      (142,973)    (133,647)     (140,322)
  Universal life insurance contracts            (80,021)     (81,773)      (86,263)
  Guaranteed investment contracts               (11,267)     (25,079)      (34,124)
  Securities lending agreements                 (12,530)        (945)          ---
  Subordinated notes payable to affiliates          ---       (4,475)       (4,144)
                                              ---------    ---------    ----------
  Total interest expense                       (246,791)    (245,919)     (264,853)
                                              ---------    ---------    ----------
NET INVESTMENT INCOME                           143,295      129,294       134,502
                                              ---------    ---------    ----------
NET REALIZED INVESTMENT LOSSES                  (65,811)     (92,711)      (15,177)
                                              ---------    ---------    ----------
Fee income:
  Variable annuity fees                         318,061      361,877       400,495
  Net retained commissions                          ---       47,572        62,202
  Asset management fees                             ---       63,529        73,922
  Universal life insurance fees, net             20,537       18,909        20,258
  Surrender charges                              32,507       24,911        20,963
  Other fees                                      3,305       14,551        12,959
                                              ---------    ---------    ----------
TOTAL FEE INCOME                                374,410      531,349       590,799
                                              ---------    ---------    ----------
GENERAL AND ADMINISTRATIVE EXPENSES            (101,839)    (149,936)     (171,013)
                                              ---------    ---------    ----------
AMORTIZATION OF DEFERRED ACQUISITION COSTS     (187,860)    (220,316)     (158,007)
                                              ---------    ---------    ----------
ANNUAL COMMISSIONS                              (58,389)     (58,278)      (56,473)
                                              ---------    ---------    ----------
GUARANTEED MINIMUM DEATH BENEFITS,
  NET OF REINSURANCE RECOVERIES                 (67,492)     (17,839)         (614)
                                              ---------    ---------    ----------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                              36,314      121,563       324,017
                                              ---------    ---------    ----------
Income tax expense                               (2,063)     (20,852)     (108,445)
                                              ---------    ---------    ----------
NET INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                              34,251      100,711       215,572
                                              ---------    ---------    ----------
CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
  NET OF TAX                                        ---      (10,342)          ---
                                              ---------    ---------    ----------
NET INCOME                                    $  34,251    $  90,369    $  215,572
                                              ---------    ---------    ----------


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)


                                                     Years Ended December 31,
                                               -----------------------------------
                                                 2002          2001        2000
                                               ---------    ---------    ---------
                                                         (in thousands)
OTHER COMPREHENSIVE INCOME, NET OF TAX:
  Net unrealized gains (losses) on debt
    and equity securities available for sale
    identified in the current period
    (net of income tax expense of $7,125,
    income tax benefit of $3,646 and income
    tax expense of $20,444 for 2002, 2001
    and 2000, respectively)                    $  13,233    $  (6,772)   $  37,968

  Less reclassification adjustment for
    net realized losses included in net
    income (net of income tax benefit of
    $18,300, $22,422 and $4,848 for 2002,
    2001 and 2000, respectively)                  33,985       41,640        9,003

  CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
    NET OF TAX                                        --        1,389           --

  Net change related to cash flow hedges
    (net of income tax benefit of $776
    for 2002 and income tax expense of
    $28 for 2001)                                 (1,442)          53           --
                                               ---------    ---------    ---------

OTHER COMPREHENSIVE INCOME                        45,776       36,310       46,971
                                               ---------    ---------    ---------

COMPREHENSIVE INCOME                           $  80,027    $ 126,679    $ 262,543
                                               =========    =========    =========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                              Years Ended December 31,
                                                      -----------------------------------------
                                                         2002            2001           2000
                                                      -----------   ------------    -----------
                                                                   (in thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                            $    34,251    $    90,369    $   215,572
Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cumulative effect of accounting change,
  net of tax                                                   --         10,342             --
  Interest credited to:
    Fixed annuity contracts                               142,973        133,647        140,322
    Universal life insurance contracts                     80,021         81,773         86,263
    Guaranteed investment contracts                        11,267         25,079         34,124
  Net realized investment losses                           65,811         92,711         15,177
  (Accretion) amortization of net
    (discounts) premiums on investments                    (1,295)         4,554         (2,198)
  Universal life insurance fees, net                      (20,537)       (18,909)       (20,258)
  Amortization of goodwill                                     --          1,452          1,455
  Amortization of deferred acquisition costs              187,860        220,316        158,007
  Acquisition costs deferred                             (256,538)      (359,158)      (362,084)
  Provision for deferred income taxes                     128,748        126,010        114,127
  Change in:
    Accrued investment income                             (10,099)        (7,717)         3,029
    Other assets                                            2,433         15,042        (16,628)
    Income taxes currently receivable from/
      payable to Parent                                   (50,471)           106        (84,482)
    Due from/to affiliates                                 16,153        (68,844)        27,763
    Other liabilities                                       5,167          9,697        (40,283)
  Other, net                                               40,518         40,125         43,376
                                                      -----------   ------------    -----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                 376,262        396,595        313,282
                                                      -----------   ------------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks         (2,403,362)    (2,178,830)      (881,647)

  Mortgage loans                                         (128,764)       (70,295)      (144,303)
  Other investments, excluding short-term
    investments                                           (65,184)       (27,413)       (66,722)
Sales of:
  Bonds, notes and redeemable preferred stocks            849,022      1,087,090        468,221
  Other investments, excluding short-term
    investments                                               825          3,527         60,538
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks            615,798        549,638        429,347
  Mortgage loans                                           82,825         63,960        136,277
  Other investments, excluding short-term
    investments                                           114,347         78,555        122,195
Net cash and short-term investments
  transferred to affiliates in assumption
  reinsurance transaction relating to MBL
  Life Assurance Corporation                                   --             --         (3,314)
                                                      -----------   ------------    -----------

NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES   $  (934,493)   $  (493,768)   $   120,592
                                                      -----------   ------------    -----------




           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                        Years Ended December 31,
                                                -----------------------------------------
                                                   2002            2001           2000
                                                -----------    -----------    -----------
                                                              (in thousands)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity contracts                       $ 1,731,597    $ 2,280,498    $ 1,764,600
  Universal life insurance contracts                 49,402         52,469         58,738
  Guaranteed investment contracts                        --         40,000        350,000
Net exchanges from the fixed accounts
  of variable annuity contracts                    (503,221)    (1,368,527)    (1,994,710)
Withdrawal payments on:
  Fixed annuity contracts                          (529,466)      (315,794)      (320,778)
  Universal life insurance contracts                (68,444)       (55,361)      (145,067)
  Guaranteed investment contracts                  (135,084)      (191,919)       (78,312)
Claims and annuity payments on:
  Fixed annuity contracts                           (98,570)       (52,685)      (114,761)
  Universal life insurance contracts               (100,995)      (146,998)      (118,302)
Net receipts from (repayments of)
  other short-term financings                        (8,025)        15,920        (33,689)
Net payment related to a modified
  coinsurance transaction                           (30,282)       (35,972)       (43,110)
Net receipts from issuances of subordinated
  notes payable to affiliate                             --             --         17,303
Capital contribution received from Parent           200,000             --             --
Dividends paid to Parent                                 --        (94,095)       (69,000)
Net cash and short-term investments
  transferred to the Parent in distribution
  of Saamsun Holdings Corp.                         (82,873)            --             --
                                                -----------    -----------    -----------

NET CASH PROVIDED BY (USED IN)
FINANCING ACTIVITIES                                424,039        127,536       (727,088)
                                                -----------    -----------    -----------

NET (DECREASE) INCREASE IN CASH AND
SHORT-TERM INVESTMENTS                             (134,192)        30,363       (293,214)

CASH AND SHORT-TERM INVESTMENTS
AT BEGINNING OF PERIOD                              200,064        169,701        462,915
                                                -----------    -----------    -----------

CASH AND SHORT-TERM INVESTMENTS
AT END OF PERIOD                                $    65,872    $   200,064    $   169,701
                                                ===========    ===========    ===========

SUPPLEMENTAL CASH FLOW INFORMATION:

Interest paid on indebtedness                   $    12,530    $     1,725    $     1,841
                                                ===========    ===========    ===========

Net income taxes refunded by (paid to) Parent   $    76,214    $   120,504    $   (78,796)
                                                ===========    ===========    ===========



           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    NATURE OF OPERATIONS

      AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG SunAmerica Inc. ("SAI"), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and retirement savings and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuities directed to the market for tax-deferred, long-term savings products. It also administers closed blocks of fixed annuities, universal life policies and guaranteed investment contracts ("GICs") directed to the institutional marketplace.

      The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      On January 1, 2002, the Company declared a distribution to the Parent of 100% of the outstanding capital stock of its consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Prior to January 1, 2002, Saamsun held the Company's asset management and broker-dealer segments (see Note 12). This distribution had a material effect on the Company's shareholder's equity, reducing it by $552,384,000. This distribution had the effect of reducing cash and short-term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts through the asset management business. Pretax loss from these operations, on a combined basis, totaled $21,278,000 for the year ended December 31, 2001, compared to pretax income of $66,017,000 for the year ended December 30, 2000.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    NATURE OF OPERATIONS (Continued)

      exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior period items have been reclassified to conform to the current period's presentation.

      Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of income, as they are recorded directly to policyholders' liabilities upon receipt.

      The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net realizable value when declines in such values are considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Partnership investments in affordable housing properties are generally carried at cost, and for certain of the properties, realized tax credits reduce the carrying value of the investment as an alternative to reducing income tax expense. Limited partnerships are carried at equity or cost depending on the equity ownership position. Real estate is carried at the lower of cost or net realizable value.

      Other invested assets consist of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral is recorded as net investment income while interest paid on the securities lending agreements and the related management fees paid to administer the program are recorded as interest expense in the statement of income and comprehensive income.

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      INTEREST RATE SWAP AGREEMENTS: As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements ("Swap Agreements") to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities into fixed-rate instruments. At December 31, 2002, the Company has one outstanding Swap Agreement with a notional principal of $33,400,000. This agreement matures in December 2024.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $256,538,000, $359,158,000, and $362,084,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been decreased by $9,000,000 at December 31, 2002 and increased $16,000,000 and at December 31, 2001, for this adjustment.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      AMORTIZATION OF DEFERRED ACQUISITION COSTS: DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with respect to fixed annuities) supporting the annuity obligations, costs of providing for policy guarantees and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the statement of income.

      GOODWILL: Goodwill amounted to $4,603,000 (net of accumulated amortization of $7,847,000) and $20,150,000 (net of accumulated amortization of $19,852,000) at December 31, 2002 and 2001, respectively. Pursuant to the distribution of Saamsun to the Parent on January 1, 2002, the Company transferred $15,547,000 of goodwill belonging to the asset management operations and broker-dealer operations to the Parent.

      In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2002, and has determined that no impairment provision is necessary. See "Recently Issued Accounting Standards" below for further discussion of SFAS 142.

      RESERVES FOR FIXED ANNUITIES, UNIVERSAL LIFE INSURANCE AND GUARANTEED INVESTMENT CONTRACTS ("GICs"): Reserves for fixed annuity, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

      MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 7 is recorded as a deposit liability. Deposits from the reinsured business are allocated to pay down the liability pursuant to a repayment schedule.

      SECURITIES LOANED UNDER COLLATERAL AGREEMENTS: The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company.

      FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of the Parent and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). This statement requires the Company to recognize all derivatives in the balance sheet and measure these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133, and became effective for the Company on January 1, 2001. The adoption of SFAS 133 on January 1, 2001 resulted in an increase of $1,389,000, net of tax, in other comprehensive income.

      In January 2001, the Emerging Issues Task Force of the FASB ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). The Company recorded $15,910,000 of additional impairments ($10,342,000 net of tax) pursuant to the implementation of EITF 99-20. This adjustment was recorded as a cumulative effect of accounting change in the consolidated statement of income and comprehensive income for 2001.

      In June 2001, FASB issued Statement of Financial Accounting Standard No. 142 "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its statement of income and is effective as of January 1, 2002. SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in SFAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. SFAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of a change in accounting principle. The Company has evaluated the impact of the impairment provisions of SFAS 142 as of December 31, 2002, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance.

      In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be recognized. FIN 45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The Company believes that the impact of FIN 45 on its results from operations and financial condition will not be significant.

      The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. The maximum liability

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      under these guarantees at December 31, 2002 is $813,000,000. These agreements are more fully described in Note 8.

3.    ACQUISITION

      On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

      As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies in which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003 to eligible policies still active on each of those dates. The Company's portion of the payment due amounted to $58,329,000 on January 1, 2000, $52,093,000 on June 30, 2001 and $48,939,000 on June 30, 2002, and
      was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits. On December 31, 2002, the remaining enhancement reserve for such payments totaled $48,595,000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                                       Estimated
                                                        Amortized           Fair
                                                             Cost          Value
                                                       ----------    -----------
                                                            (In thousands)
AT DECEMBER 31, 2002:

Securities of the United States Government             $   32,531     $   32,820
Mortgage-backed securities                              1,476,100      1,547,568
Securities of public utilities                            311,951        311,604
Corporate bonds and notes                               2,757,880      2,776,021
Redeemable preferred stocks                                21,515         21,575
Other debt securities                                     892,700        838,981
                                                       ----------    -----------
  Total                                                $5,492,677     $5,528,569
                                                       ==========    ===========

AT DECEMBER 31, 2001:

Securities of the United States Government             $   24,279     $   24,069
Mortgage-backed securities                              1,532,155      1,543,175
Securities of public utilities                            223,006        222,815
Corporate bonds and notes                               2,059,160      2,002,981
Redeemable preferred stocks                                21,515         21,515
Other debt securities                                     747,786        730,520
                                                       ----------    -----------
  Total                                                $4,607,901     $4,545,075
                                                       ==========    ===========

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2002, follow:

                                                                       Estimated
                                                       Amortized            Fair
                                                            Cost           Value
                                                      ----------      ----------
                                                           (In thousands)

Due in one year or less                               $  181,967      $  180,293
Due after one year through five years                  1,763,626       1,757,157
Due after five years through ten years                 1,497,987       1,494,157
Due after ten years                                      572,997         549,395
Mortgage-backed securities                             1,476,100       1,547,567
                                                      ----------      ----------
  Total                                               $5,492,677      $5,528,569
                                                      ==========      ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS (Continued)

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                  Gross        Gross
                                             Unrealized   Unrealized
                                                  Gains       Losses
                                             ----------   ----------
                                                 (In thousands)

AT DECEMBER 31, 2002:

Securities of the United States Government   $    1,174   $     (885)
Mortgage-backed securities                       72,364         (896)
Securities of public utilities                   11,514      (11,861)
Corporate bonds and notes                       109,067      (90,926)
Redeemable preferred stocks                          60           --
Other debt securities                            10,797      (64,516)
                                             ----------   ----------
  Total                                      $  204,976   $ (169,084)
                                             ==========   ==========


AT DECEMBER 31, 2001:

Securities of the United States Government   $      105   $     (315)
Mortgage-backed securities                       16,573       (5,553)
Securities of public utilities                    1,885       (2,076)
Corporate bonds and notes                        21,540      (77,719)
Other debt securities                             6,226      (23,492)
                                             ----------   ----------
  Total                                      $   46,329   $ (109,155)
                                             ==========   ==========

      Gross unrealized gains on equity securities aggregated $76,000 at December 31, 2002 and $12,000 at December 31, 2001. Gross unrealized losses on equity securities aggregated $1,578,000 at December 31, 2002 and $439,000 at December 31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS (Continued)

      Gross realized investment gains and losses on sales of investments are as follows:

                                       Years ended December 31,
                                 -----------------------------------
                                   2002         2001         2000
                                 ---------    ---------    ---------

                                            (In thousands)

BONDS, NOTES AND REDEEMABLE
  PREFERRED STOCKS:
  Realized gains                 $  26,555    $  34,026    $   9,608
  Realized losses                  (33,600)     (25,258)      (5,573)

MORTGAGE LOANS:
  Realized losses                       --           --         (276)

COMMON STOCKS:
Realized gains                          --          164          610
Realized losses                       (169)          --           --

OTHER INVESTMENTS:
Realized gains                          --           --        1,091
Realized losses                     (1,324)        (685)          --

IMPAIRMENT WRITEDOWNS              (57,273)    (100,958)     (20,637)
                                 ---------    ---------    ---------
Total net realized investment
  losses                         $ (65,811)   $ (92,711)   $ (15,177)
                                 =========    =========    =========


      The sources and related amounts of investment income (losses) are as follows:

                                       Years ended December 31,
                                 -----------------------------------
                                   2002         2001         2000
                                 ---------    ---------    ---------

                                            (In thousands)

Short-term investments           $   3,879    $   8,422    $  21,683
Bonds, notes and redeemable
  preferred stocks                 305,480      285,668      290,157
Mortgage loans                      55,417       58,262       60,608
Partnerships                         1,281       13,905        7,031
Policy loans                        18,796       18,218       20,200
Common stocks                           --            2           --
Real estate                           (276)        (272)         121
Other invested assets                7,866       (4,030)       6,668
Less: investment expenses           (2,357)      (4,962)      (7,113)
                                 ---------    ---------    ---------
Total investment income          $ 390,086    $ 375,213    $ 399,355
                                 =========    =========    =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4     INVESTMENTS (Continued)

      At December 31, 2002, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

      At December 31, 2002, bonds, notes and redeemable preferred stocks included $331,844,000 of bonds that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 30 industries with 23% of these assets concentrated in financial institutions and 14% concentrated in telecommunications. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2002, mortgage loans were collateralized by properties located in 28 states, with loans totaling approximately 28% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 11% by properties located in New York. No more than 10% of the portfolio was secured by properties in any other single state.

      At December 31, 2002, the carrying value, which approximates market value, of all investments in default as to the payment of principal or interest totaled $15,613,000 ($8,934,000 of bonds and $6,679,000 of mortgage loans).

      As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2002, the Company had one outstanding liability Swap Agreement with a notional principal of $33,400,000. This agreement matures in December 2024. The net interest received or paid on the Swap Agreement is included in Interest Expense in the Statement of Income and Comprehensive Income. The total net interest paid amounted to $1,543,000 for the year ended December 31, 2002, compared with net interest received of $2,599,000 for the year ended December 31, 2001 and $43,000 for the year ended December 31, 2000.

      At December 31, 2002, $9,423,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      The estimated fair values of the Company's financial instruments at December 31, 2002 and 2001 compared with their respective carrying values, are as follows:

                                                      Carrying          Fair
                                                        Value           Value
                                                     -----------     -----------
                                                           (In thousands)
DECEMBER 31, 2002:

ASSETS:
      Cash and short-term investments                $    65,872     $    65,872
      Bonds, notes and redeemable preferred
        stocks                                         5,528,569       5,528,569
      Mortgage loans                                     738,601         818,022
      Policy loans                                       215,846         215,846
      Separate account seed money                         25,366          25,366
      Common stocks                                        2,609           2,609
      Partnerships                                         8,766           7,504
      Securities held under collateral                   585,760         585,760
        agreements
      Variable annuity assets held in                 14,758,642      14,758,642
        separate accounts

LIABILITIES:
      Reserves for fixed annuity contracts           $ 4,285,098     $ 4,173,950
      Reserves for guaranteed investment
        contracts                                        359,561         367,393
      Securities loaned under collateral
        agreements                                       585,760         585,760
      Variable annuity liabilities related
        to separate accounts                          14,758,642      14,758,642

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                       Carrying         Fair
                                                         Value          Value
                                                      -----------    -----------
                                                            (In thousands)
DECEMBER 31, 2001:

ASSETS:

      Cash and short-term investments                 $   200,064    $   200,064
      Bonds, notes and redeemable preferred
        stocks                                          4,545,075      4,545,075
      Mortgage loans                                      692,392        732,393
      Policy loans                                        226,961        226,961
      Separate account seed money                          50,560         50,560
      Common stocks                                           861            861
      Partnerships                                          8,214          7,527
      Securities held under collateral
        agreements                                        541,899        541,899
      Variable annuity assets held in                  18,526,413     18,526,413
        separate accounts

LIABILITIES:

      Reserves for fixed annuity contracts            $ 3,498,917    $ 3,439,727
      Reserves for guaranteed investment                  483,861        490,718
        Contracts
      Securities loaned under collateral
        agreements                                        541,899        541,899
      Variable annuity liabilities related
        to separate accounts                           18,526,413     18,526,413
      Subordinated notes payable to affiliates             58,814         62,273

6.    SUBORDINATED NOTES PAYABLE TO AFFILIATES

      Subordinated notes (including accrued interest of $6,354,000) payable to affiliates totaled $58,814,000 at interest rates ranging from 8% to 9.5% at December 31, 2001. The notes were distributed to the Parent as part of the Saamsun distribution on January 1, 2002.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   REINSURANCE

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; the principal invested, adjusted for withdrawals, accumulated at up to 5% per annum (subject to certain caps); or an amount equal to the highest account value in effect on any anniversary date under the contract. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2002, a portion of the GMDB risk on approximately 28% (calculated based on current account value) of the contracts with such features had been reinsured. Approximately half of this reinsurance will cease at the time the modified coinsurance deposit liability is fully paid down, which is presently estimated to occur in early 2004. However, a substantial majority of all new contracts sold have reinsurance coverage. Reinsurance coverage is subject to limitations such as caps and deductibles. GMDB-related contractholder benefits incurred, net of related reinsurance, were $67,492,000 (net of $8,362,000 of reinsurance recoveries), $17,839,000 (net of $3,767,000 of reinsurance recoveries) and $614,000 (net of $937,000 of reinsurance recoveries) for 2002, 2001 and 2000, respectively. In accordance with Generally Accepted Accounting Principles, the Company expenses such benefits in the period incurred, and therefore does not provide reserves for future benefits. GMDB reinsurance premiums were $17,290,000, $8,200,000 and $3,689,000 for 2002, 2001, and 2000, respectively, and are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      EARNINGS ENHANCEMENT BENEFIT ("EEB"): The Company issues certain variable annuity products that offer an optional Earnings Enhancement Benefit (EEB) feature. This optional feature provides an additional death benefit, for which the Company assesses a separate charge to contractholders who elect the feature. The EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The percentages vary by issue age and policy duration. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2002, approximately 7% of inforce contracts include EEB coverage, with 96% of the EEB risk fully reinsured. EEB reinsurance premiums were $360,000 for 2002 and are included in general and administrative expenses in the consolidated statement of income and comprehensive income. There were no EEB reinsurance premiums in 2001 or 2000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    REINSURANCE (Continued)

      GUARANTEED MINIMUM INCOME BENEFIT ("GMIB"): The Company issues certain variable annuity products that contain or offer a Guaranteed Minimum Income Benefit ("GMIB") living benefit feature. This feature provides a minimum annuity payment guarantee for those contractholders who choose to receive fixed lifetime annuity payments after a seven or ten-year waiting period in their deferred annuity contracts. Over 90% of the contracts (calculated based on account values) with the GMIB feature guaranteed fixed lifetime annuity payments based on principal, adjusted for withdrawals, invested in the contract. The remaining contracts also offer a GMIB based on principal accumulated at 3% to 6.5% per annum. The charges for this feature vary by contract and in certain instances there is no charge for the benefit. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated policyholder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Substantially all of the Company's GMIB risk has been reinsured as of December 31, 2002. GMIB reinsurance premiums were $4,902,000, $5,047,000 and $3,109,000 for 2002, 2001, and 2000,
      respectively, and are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2002, a total reserve credit of $3,641,000 was taken against the life insurance reserves.

      On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. For the year ended December 31, 2002, the Company recorded income of $6,418,000 from this program, as compared to a cost of $6,909,000 for the year ended December 31, 2001 and a cost of $12,026,000 for the year ended December 31, 2000. These amounts are reported as a component of general and administrative expenses in the Consolidated Statement of Income and Comprehensive Income.

      With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2002 is $813,000,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $350,450,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The expiration dates of these commitments are as follows: $250,000,000 in 2004, $405,000,000 in 2005 and $158,000,000 in 2006. Management does not anticipate any material losses with respect to these commitments.

      In the ordinary course of business, the Company is obligated to purchase approximately $42,000,000 of asset backed securities as of December 31, 2002. The expiration dates of these commitments are as follows:
      $21,000,000 in 2003, $14,000,000 in 2004 and $7,000,000 in 2006.

      The Company has entered into an agreement whereby it is committed to purchase the remaining principal amount, $36,437,000 as of December 31, 2002, of various mortgage-backed securities at par value in March 2006. As of December 31, 2002, the estimated fair value exceeded the principal amount of the securities. At the present time, management does not anticipate any material losses with respect to this agreement.

      In the third quarter of 2002, the Company began issuing certain variable annuity products which offer an optional Guaranteed Minimum Account Value ("GMAV") living benefit. If elected by the policyholder at the time of contract issuance, this feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. There is a separate charge to the contractholder for this feature. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contractholder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. As of December 31, 2002, the premiums subject to guarantee totaled approximately $100 million, and the estimated fair values of the GMAV were not material.

      Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company. The Company previously reported on a matter, McMurdie et al. v. SunAmerica et al., Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. The lawsuit was settled in September 2002.

      The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

      member of AIG. The Guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the Guarantee directly against American Home.

      The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value. Common Stock. At December 31, 2002 and 2001, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                       Years ended December 31,
                                              -----------------------------------------
                                                 2002           2001           2000
                                              -----------    -----------    -----------
                                                           (In thousands)
ADDITIONAL PAID-IN CAPITAL:
  Beginning balances                          $   925,753    $   493,010    $   493,010
  Capital contributions by Parent                 200,000             --             --
  Contribution of subsidiary by Parent                 --        432,743             --
                                              -----------    -----------    -----------
  Ending balances                             $ 1,125,753    $   925,753    $   493,010
                                              ===========    ===========    ===========

RETAINED EARNINGS:
  Beginning balances                          $   694,004    $   697,730    $   551,158
  Net income                                       34,251         90,369        215,572
  Dividends paid to Parent                             --        (94,095)       (69,000)
  Distribution of subsidiary to Parent           (552,384)            --             --
                                              -----------    -----------    -----------
  Ending balances                             $   175,871    $   694,004    $   697,730
                                              ===========    ===========    ===========

ACCUMULATED OTHER COMPREHENSIVE
  INCOME(LOSS):
  Beginning balances                          $   (29,272)   $   (65,582)   $  (112,553)
  Change in net unrealized gains (losses)
    on debt securities available for sale          98,718         59,842         79,891
  Change in net unrealized gains (losses)
    on equity securities available for sale        (1,075)          (400)           (27)
  Change in adjustment to deferred
    acquisition costs                             (25,000)        (5,800)        (7,600)
  Tax effects of net changes                      (25,425)       (18,774)       (25,293)
  Cumulative effect of accounting change,
    net of tax                                         --          1,389             --
  Net change related to cash flow hedges           (1,442)            53             --
                                              -----------    -----------    -----------
  Ending balances                             $    16,504    $   (29,272)   $   (65,582)
                                              ===========    ===========    ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) are as follows:

                                                    December 31,     December 31,
                                                       2002              2001
                                                    ------------     ------------
                                                           (In thousands)
Gross unrealized gains                               $ 205,052        $  46,341
Gross unrealized losses                               (170,662)        (109,594)
Adjustment to DAC                                       (9,000)          16,000
Cash flow hedge                                             --            2,218
Deferred income taxes                                   (8,886)          15,763
                                                     ---------        ---------
Accumulated other comprehensive
  income (loss)                                      $  16,504        $ (29,272)
                                                     =========        =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

      On January 1, 2002, the Company declared a distribution to its Parent of 100% of the outstanding capital stock of its then consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Saamsun held the Company's asset management and broker-dealer segments. This distribution reduced the Company's shareholder's equity by $552,384,000, cash and short term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts (see Note 11). Net loss from these operations, on a combined basis, totaled $9,491,000 for the year ended December 31, 2001. Net income from these operations, on a combined basis, totaled $39,619,000 for the year ended December 31, 2000.

      On January 1, 2001, the Parent contributed all of its ownership interests in SA Affordable Housing, LLC ("SAAH LLC"), a wholly owned subsidiary, to the Company. The Company subsequently contributed all of its ownership interests SAAH LLC to Saamsun. All of SAAH LLC's ownership interests were ultimately contributed to SAAMCO. SAAH LLC has investments in limited partnership interests whose primary purpose is the generation of rehabilitation tax credits, low income housing credits and passive losses. Realized tax credits are passed on to its direct Parent, SAAMCO. At the time of the contribution, SAAH LLC had partnership assets of $432,120,000, other assets of $623,000 and shareholder's equity of $432,743,000. SAAH LLC's results of operations are included within the asset management operations. As a result of this transfer, additional paid-in capital was increased by $432,743,000. This contribution was approved by the Arizona Department of Insurance.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Currently, no dividends can be paid to stockholders in the year 2003 without obtaining prior approval. No dividends were paid in the year ended December 31, 2002. Ordinary and extraordinary dividends of $94,095,000 and $69,000,000 were paid on April 2, 2001 and March 1, 2000, respectively.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss totaled $180,737,000 for the year ended December 31, 2002 and $122,322,000 for the year ended December 31, 2001. The Company's net income for the year ended December 31, 2000 was $168,367,000. The Company's statutory capital and surplus totaled $463,905,000 at December 31, 2002 and $1,009,267,000 at December
      31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                          Net
                                        Realized
                                       Investment
                                         Gains
                                        (Losses)       Operations        Total
                                       ----------      ----------      ---------

                                                     (In thousands)
YEAR ENDED DECEMBER 31, 2002:

  Currently payable                    $  (18,625)     $ (108,060)     $(126,685)
  Deferred                                 (4,409)        133,157        128,748
                                       ----------      ----------      ---------
  Total income tax expense (benefit)   $  (23,034)     $   25,097      $   2,063
                                       ==========      ==========      =========

YEAR ENDED DECEMBER 31, 2001:

  Currently payable                    $  (18,317)     $  (86,841)     $(105,158)
  Deferred                                (17,180)        143,190        126,010
                                       ----------      ----------      ---------
  Total income tax expense (benefit)   $  (35,497)     $   56,349      $  20,852
                                       ==========      ==========      =========

YEAR ENDED DECEMBER 31, 2000:

  Currently payable                    $    2,791      $   (8,473)     $  (5,682)
  Deferred                                 (8,103)        122,230        114,127
                                       ----------      ----------      ---------
Total income tax expense (benefit)     $   (5,312)     $  113,757      $ 108,445
                                       ==========      ==========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                  Years ended December 31,
                                            -----------------------------------
                                              2002         2001         2000
                                            ---------    ---------    ---------
                                                       (In thousands)

Amount computed at statutory rate           $  12,710    $  42,547    $ 113,406
Increases (decreases) resulting from:
  Amortization of differences between
  book and tax bases of net assets
    acquired                                       --          613          597
  State income taxes, net of federal
    tax benefit                                    --        4,072        9,718
  Dividends received deduction                (10,117)     (13,406)     (10,900)
  Tax credits                                      --      (16,758)      (2,382)
  Other, net                                     (530)       3,784       (1,994)
                                            ---------    ---------    ---------
  Total income tax expense                  $   2,063    $  20,852    $ 108,445
                                            =========    =========    =========

      For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2002. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                      December 31,   December 31,
                                                         2002            2001
                                                      ------------   ------------
                                                            (In thousands)

DEFERRED TAX LIABILITIES:

Deferred acquisition costs                             $ 423,823      $ 425,208
State income taxes                                            --          5,978
Other liabilities                                         42,289         24,247
Net unrealized gains on debt and equity
  securities available for sale                            8,885             --
                                                       ---------      ---------
Total deferred tax liabilities                           474,997        455,433
                                                       ---------      ---------
DEFERRED TAX ASSETS:

Investments                                              (13,591)       (23,194)
Contractholder reserves                                  (84,943)      (184,890)
Guaranty fund assessments                                 (3,774)        (3,629)
Deferred income                                          (16,416)       (16,211)
Other assets                                              (4,401)            --
Net unrealized losses on debt and equity
  securities available for sale                               --        (16,539)
                                                       ---------      ---------
Total deferred tax assets                               (123,125)      (244,463)
                                                       ---------      ---------
Deferred income taxes                                  $ 351,872      $ 210,970
                                                       =========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   RELATED-PARTY MATTERS

      As discussed in Notes 1 and 12, the Company declared a distribution to the Parent, effective January 1, 2002, of 100% of the outstanding common stock of its consolidated subsidiary, Saamsun.

      For the year ended December 31, 2002, the Company paid commissions totaling $59,058,000 to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Financial Advisors and Franklin Financial Services Corporation. As discussed in Note 9, Royal Alliance Associates, Inc. was a wholly owned subsidiary of the Company prior to January 1, 2002. For the years ended December 31, 2001 and 2000, the Company paid commissions totaling $40,567,000 and $44,584,000, respectively, to six affiliated broker-dealers: SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc. and VALIC Financial Advisors. These affiliated broker-dealers, distribute a significant portion of the Company's variable annuity products, amounting to approximately 31.2%, 26.0% and 33.8% of deposits for each of the respective periods. Of the Company's mutual fund sales, 26.3% and 33.6% were distributed by these affiliated broker-dealers for the years ended December 31, 2001 and 2000.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent, SAI and AIG. Amounts paid for such services totaled $119,981,000 for the year ended December 31, 2002, $130,178,000 for the year ended December 31, 2001 and $132,034,000 for the year ended December 31, 2000. The component of such costs which relate to the production or acquisition of new business during these periods amounted to $49,004,000, $68,757,000 and $61,954,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the Statement of Income.

      The Company paid $790,000 and $219,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2002 and 2001, respectively (see Note 2).

      On June 10, 2002, the Company entered into a profit sharing agreement with AIG SunAmerica Asset Management Corp. ("SAAMCO"), a former subsidiary of the Company and registered investment advisor, whereby SAAMCO will contribute to the Company on a quarterly basis its profits earned in connection with its role as investment advisor and/or business manager to several open-end investment management companies registered under the Investment Company Act of 1940, as amended, that fund the variable investment options available to investors through the Company's variable annuity contracts (the "SAAMCO Agreement"). The SAAMCO Agreement is retroactive to January 1, 2002. Variable annuity fees of $62,562,000 were included in the statement of income and comprehensive income relating to the SAAMCO Agreement for the year ended December 31, 2002. Of this amount $57,745,000 has been paid to the Company in 2002 and $4,817,000 remains a receivable from SAAMCO at December 31, 2002.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   RELATED-PARTY MATTERS (Continued)

      On September 26, 2001, the Company entered into a short-term financing arrangement with SAI, whereby the Company has the right to borrow up to $500,000,000 from SAI. Any advances made by SAI under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      On December 19, 2001, the Company entered into a short-term financing arrangement with SAI, whereby SAI has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. At December 31, 2002, $50,000,000 was due to the Company under this agreement. This receivable was collected in January 2003 and was included in due from affiliates on the balance sheet at December 31, 2002. At December 31, 2001, $75,000,000 was due to the Company under this agreement. This receivable was collected in January 2002 and was included in due from affiliates on the consolidated balance sheet at December 31, 2001.

      On September 26, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby the Company has the right to borrow up to $500,000,000 from SunAmerica Investments, Inc. Any advances made by SunAmerica Investments, Inc. under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      On December 19, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby SunAmerica Investments, Inc. has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      During the year ended December 31, 2000, the Company sold various invested assets to the Parent for cash equal to their current market value of $6,362,000.

      During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements on the New York Business from the Acquisition (see Note 3). During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent related to policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 3).

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS

      As a result of the distribution of Saamsun to the Parent on January 1, 2002, the Company has one business segment in 2002, annuity operations (see Note 9). Prior to January 1, 2002, the Company had three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance based on profit or loss from operations before income taxes. There were no intersegment revenues for the years ended December 31, 2001 and 2000. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the Company and allocates depreciation of such assets to the Company.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 11.9% of sales in the year ended December 31, 2002, 12.2% of sales in the year ended December 31, 2001 and 16.9% of sales in the year ended December 31, 2000. No other independent selling organization was responsible for 10% or more of sales for any such period. For the years ended December 31, 2001 and 2000, there was no single independent selling organization that accounted for 10% or more of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations for the years ended December 31, 2001 and 2000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS (Continued)

      Summarized data for the Company's business segments follow:

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2002:

    Investment income            $    390,086    $         --   $         --   $    390,086
    Interest expense                 (246,791)             --             --       (246,791)
                                 ------------    ------------   ------------   ------------
    Net investment income             143,295              --             --        143,295

    Net realized investment
      losses                          (65,811)             --             --        (65,811)

    Variable annuity fees             318,061              --             --        318,061
    Universal life insurance
      fees, net                        20,537              --             --         20,537
    Surrender charges                  32,507              --             --         32,507
    Other fees                          3,305              --             --          3,305
                                 ------------    ------------   ------------   ------------
    Total fee income                  374,410              --             --        374,410

    General and administrative
      expenses                       (101,839)             --             --       (101,839)

    Amortization of deferred
      acquisition costs              (187,860)             --             --       (187,860)

    Annual commissions                (58,389)             --             --        (58,389)

    Guaranteed minimum death
      benefits, net of
      reinsurance recoveries          (67,492)             --             --        (67,492)
                                 ------------    ------------   ------------   ------------
    Pretax income before
      cumulative effect of
      accounting change          $     36,314    $         --   $         --   $     36,314
                                 ============    ============   ============   ============

    Total assets                 $ 23,538,832    $         --   $         --   $ 23,538,832
                                 ============    ============   ============   ============
    Expenditures for
    long-lived assets            $         --    $         --   $         --   $         --
                                 ============    ============   ============   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS (Continued)

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2001:

Investment income                $    359,655    $     14,988   $        570   $    375,213
Interest expense                    (241,444)          (4,115)          (360)      (245,919)
                                 ------------    ------------   ------------   ------------
Net investment income                 118,211          10,873            210        129,294


Net realized investment
  losses                              (59,784)        (32,927)            --        (92,711)


Variable annuity fees                 350,378          11,499             --        361,877
Net retained commissions                   --           2,210         45,362         47,572
Asset management fees                      --          63,529             --         63,529
Universal life insurance
  fees, net                            18,909              --             --         18,909
Surrender charges                      24,911              --             --         24,911
Other fees                              3,626           9,350          1,575         14,551
                                 ------------    ------------   ------------   ------------
Total fee income                      397,824          86,588         46,937        531,349

General and administrative
  expenses                            (93,020)        (27,430)       (29,486)      (149,936)

Amortization of deferred
  acquisition costs                  (144,273)        (76,043)            --       (220,316)

Annual commissions                    (58,278)             --             --        (58,278)

Guaranteed minimum death
  benefits, net of
  reinsurance recoveries              (17,839)             --             --        (17,839)
                                 ------------    ------------   ------------   ------------
Pretax income before
  cumulative effect of
  accounting change              $    142,841    $    (38,939)  $     17,661   $    121,563
                                 ============    ============   ============   ============

Total assets                     $ 26,207,279    $    659,876   $     72,950   $ 26,940,105
                                 ============    ============   ============   ============
Expenditures for
long-lived assets                $         --    $        614   $        608   $      1,222
                                 ============    ============   ============   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS (Continued)

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2000:

Investment income                $    388,368    $      9,800   $      1,187   $    399,355
Interest expense                     (260,709)         (3,784)          (360)      (264,853)
                                 ------------    ------------   ------------   ------------
Net investment income                 127,659           6,016            827        134,502


Net realized investment
  losses                              (15,177)             --             --        (15,177)


Variable annuity fees                 385,436          15,059             --        400,495
Net retained commissions                   --           3,878         58,324         62,202
Asset management fees                      --          73,922             --         73,922
Universal life insurance
  fees, net                            20,258              --             --         20,258
Surrender charges                      20,963              --             --         20,963
Other fees                              3,832           6,708          2,419         12,959
                                 ------------    ------------   ------------   ------------
Total fee income                      430,489          99,567         60,743        590,799

General and administrative
  expenses                           (102,849)        (36,106)       (32,058)      (171,013)

Amortization of deferred
  acquisition costs                  (125,035)        (32,972)            --       (158,007)

Annual commissions                    (56,473)             --             --        (56,473)

Guaranteed minimum death
  benefits, net of
  reinsurance recoveries                 (614)             --             --           (614)
                                 ------------    ------------   ------------   ------------
Pretax income before
  cumulative effect of
  accounting change              $    258,000    $     36,505   $     29,512   $    324,017
                                 ============    ============   ============   ============

Total assets                     $ 26,908,888    $    199,075   $     81,515   $ 27,189,478
                                 ============    ============   ============   ============
Expenditures for
long-lived assets                $         --    $        454   $      1,600   $      2,054
                                 ============    ============   ============   ============

                            VARIABLE SEPARATE ACCOUNT

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2002

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 2002
                                    CONTENTS

Report of Independent Accountants...............................................     1
Statement of Assets and Liabilities ............................................     2
Schedule of Portfolio Investments ..............................................     22
Statement of Operations.........................................................     24
Statement of Changes in Net Assets .............................................     51
Notes to Financial Statements...................................................     98

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") (formerly, Anchor National Life Insurance Company) at December 31, 2002, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
March 31, 2003

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                          Government
                                                                           Capital           and                           Natural
                                                                         Appreciation    Quality Bond       Growth        Resources
                                                                           Portfolio       Portfolio       Portfolio      Portfolio
                                                                           (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                                                        ------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $ 788,499,972   $ 630,595,043   $ 327,038,132   $ 69,713,852
     Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                                0               0               0              0
     Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                                0               0               0              0
     Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                                0               0               0              0
     Investments in Nations Separate Account Trust (Class B),
       at fair value                                                                0               0               0              0
     Investments in Anchor Pathway Fund (Class A),
       at fair value                                                                0               0               0              0
     Investments in American Funds Insurance Series (Class 2),
       at fair value                                                                0               0               0              0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                                0               0               0              0

Receivables                                                                         0               0               0              0

Liabilities                                                                         0               0               0              0
                                                                        ------------------------------------------------------------

                                                                        $ 788,499,972   $ 630,595,043   $ 327,038,132   $ 69,713,852
                                                                        ============================================================
Net assets:

    Accumulation units                                                  $ 786,282,269   $ 628,618,601   $ 326,063,463   $ 69,534,317

    Contracts in payout (annuitization) period                              2,217,703       1,976,442         974,669        179,535
                                                                        ------------------------------------------------------------

       Total net assets                                                 $ 788,499,972   $ 630,595,043   $ 327,038,132   $ 69,713,852
                                                                        ============================================================

Accumulation units outstanding                                             30,996,689      38,452,613      15,679,505      4,559,166
                                                                        ============================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $ 774,146,700   $ 611,500,380   $ 322,623,719   $ 68,042,386
    Accumulation units outstanding                                         30,012,224      37,052,440      15,466,838      4,449,331
    Unit value of accumulation units                                    $       25.79   $       16.50   $       20.86   $      15.29
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $   2,613,386   $   5,132,924   $           -   $          -
    Accumulation units outstanding                                            392,061         455,474               -              -
    Unit value of accumulation units                                    $        6.67   $       11.27   $           -   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $  10,455,522   $  10,616,852   $   4,414,413   $  1,671,466
    Accumulation units outstanding                                            407,431         646,465         212,667        109,835
    Unit value of accumulation units                                    $       25.66   $       16.42   $       20.76   $      15.22
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $   1,284,364   $   3,344,887   $           -   $          -
    Accumulation units outstanding                                            184,973         298,234               -              -
    Unit value of accumulation units                                    $        6.94   $       11.22   $           -   $          -
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -

                                                                                          Government
                                                                           Capital           and                       Natural
                                                                         Appreciation    Quality Bond       Growth     Resources
                                                                           Portfolio        Portfolio      Portfolio   Portfolio
                                                                           (Class 2)        (Class 2)      (Class 2)   (Class 2)
                                                                        --------------------------------------------------------
Assets:
     Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $ 56,271,844   $ 96,976,031   $ 29,117,918   $ 6,317,702
     Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                               0              0              0             0
     Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                               0              0              0             0
     Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                               0              0              0             0
     Investments in Nations Separate Account Trust (Class B),
       at fair value                                                               0              0              0             0
     Investments in Anchor Pathway Fund (Class A),
       at fair value                                                               0              0              0             0
     Investments in American Funds Insurance Series (Class 2),
       at fair value                                                               0              0              0             0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                               0              0              0             0

Receivables                                                                        0              0              0             0

Liabilities                                                                        0              0              0             0
                                                                        --------------------------------------------------------

                                                                        $ 56,271,844   $ 96,976,031   $ 29,117,918   $ 6,317,702
                                                                        ========================================================
Net assets:

    Accumulation units                                                  $ 56,271,844   $ 96,976,031   $ 29,117,918   $ 6,317,702

    Contracts in payout (annuitization) period                                     0              0              0             0
                                                                        --------------------------------------------------------

       Total net assets                                                 $ 56,271,844   $ 96,976,031   $ 29,117,918   $ 6,317,702
                                                                        ========================================================

Accumulation units outstanding                                             2,179,813      5,891,482      1,397,633       413,557
                                                                        ========================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $    581,360   $          -   $          -   $         -
    Accumulation units outstanding                                            22,572              -              -             -
    Unit value of accumulation units                                    $      25.76   $          -   $          -   $         -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $ 38,062,707   $ 64,485,140   $ 21,059,922   $ 3,762,481
    Accumulation units outstanding                                         1,475,918      3,915,388      1,010,216       245,965
    Unit value of accumulation units                                    $      25.79   $      16.47   $      20.85   $     15.30
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $  1,642,990   $  4,573,780   $    874,064   $   402,127
    Accumulation units outstanding                                            63,160        277,287         41,925        26,238
    Unit value of accumulation units                                    $      26.01   $      16.49   $      20.85   $     15.33
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $    657,338   $          -   $          -   $         -
    Accumulation units outstanding                                            25,519              -              -             -
    Unit value of accumulation units                                    $      25.76   $          -   $          -   $         -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $    402,310   $          -   $          -   $         -
    Accumulation units outstanding                                            15,211              -              -             -
    Unit value of accumulation units                                    $      26.45   $          -   $          -   $         -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $    371,247   $          -   $          -   $         -
    Accumulation units outstanding                                            14,044              -              -             -
    Unit value of accumulation units                                    $      26.43   $          -   $          -   $         -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $  4,062,382   $  6,055,543   $  1,535,536   $   576,822
    Accumulation units outstanding                                           156,111        367,924         73,715        37,760
    Unit value of accumulation units                                    $      26.02   $      16.46   $      20.83   $     15.28
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $  8,555,653   $ 20,058,420   $  5,330,813   $ 1,472,674
    Accumulation units outstanding                                           332,720      1,221,158        256,519        96,807
    Unit value of accumulation units                                    $      25.71   $      16.43   $      20.78   $     15.21
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $    398,564   $          -   $          -   $         -
    Accumulation units outstanding                                            15,556              -              -             -
    Unit value of accumulation units                                    $      25.62   $          -   $          -   $         -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $    252,398   $          -   $          -   $         -
    Accumulation units outstanding                                             9,564              -              -             -
    Unit value of accumulation units                                    $      26.39   $          -   $          -   $         -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $  1,284,895   $  1,803,148   $    317,583   $   103,598
    Accumulation units outstanding                                            49,438        109,725         15,258         6,787
    Unit value of accumulation units                                    $      25.99   $      16.43   $      20.81   $     15.26

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                  (Continued)

                                                                                          Government
                                                                           Capital           and                           Natural
                                                                         Appreciation    Quality Bond       Growth        Resources
                                                                           Portfolio      Portfolio        Portfolio      Portfolio
                                                                           (Class 3)      (Class 3)        (Class 3)      (Class 3)
                                                                        ------------------------------------------------------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $   4,663,663   $   7,630,720   $   2,219,418   $    176,176
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                                0               0               0              0
    Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                                0               0               0              0
    Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                                0               0               0              0
    Investments in Nations Separate Account Trust (Class B),
       at fair value                                                                0               0               0              0
    Investments in Anchor Pathway Fund (Class A),
       at fair value                                                                0               0               0              0
    Investments in American Funds Insurance Series (Class 2),
       at fair value                                                                0               0               0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                                0               0               0              0

Receivables                                                                         0               0               0              0

Liabilities                                                                         0               0               0              0
                                                                        ------------------------------------------------------------

                                                                        $   4,663,663   $   7,630,720   $   2,219,418   $    176,176
                                                                        ============================================================
Net assets:

    Accumulation units                                                  $   4,663,663   $   7,630,720   $   2,219,418   $    176,176

    Contracts in payout (annuitization) period                                      0               0               0              0
                                                                        ------------------------------------------------------------

       Total net assets                                                 $   4,663,663   $   7,630,720   $   2,219,418   $    176,176
                                                                        ============================================================

Accumulation units outstanding                                                180,826         463,430         106,492         11,546
                                                                        ============================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $   3,687,006   $   5,213,525   $   1,475,050   $     61,633
    Accumulation units outstanding                                            142,941         316,516          70,753          4,036
    Unit value of accumulation units                                    $       25.79   $       16.47   $       20.85   $      15.27
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $     612,511   $   1,297,789   $     495,208   $     63,973
    Accumulation units outstanding                                             23,751          78,830          23,767          4,196
    Unit value of accumulation units                                    $       25.79   $       16.46   $       20.84   $      15.24
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $     199,502   $     832,339   $     162,181   $     47,432
    Accumulation units outstanding                                              7,742          50,620           7,793          3,108
    Unit value of accumulation units                                    $       25.77   $       16.44   $       20.81   $      15.26
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $     164,644   $     287,067   $      86,979   $      3,138
    Accumulation units outstanding                                              6,392          17,464           4,179            206
    Unit value of accumulation units                                    $       25.76   $       16.44   $       20.81   $      15.23

                                                                          Aggressive       Alliance         Asset     Blue Chip
                                                                            Growth          Growth        Allocation   Growth
                                                                          Portfolio       Portfolio       Portfolio   Portfolio
                                                                          (Class 1)       (Class 1)       (Class 1)   (Class 1)
                                                                        --------------------------------------------------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $          0   $          0   $          0   $         0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                     127,477,665    870,617,516    383,026,126    18,110,737
    Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                               0              0              0             0
    Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                               0              0              0             0
    Investments in Nations Separate Account Trust (Class B),
       at fair value                                                               0              0              0             0
    Investments in Anchor Pathway Fund (Class A),
       at fair value                                                               0              0              0             0
    Investments in American Funds Insurance Series (Class 2),
       at fair value                                                               0              0              0             0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                               0              0              0             0

Receivables                                                                        0              0              0             0

Liabilities                                                                        0              0              0             0
                                                                        --------------------------------------------------------

                                                                        $127,477,665   $870,617,516   $383,026,126   $18,110,737
                                                                        ========================================================
Net assets:

    Accumulation units                                                  $127,093,890   $868,195,886   $381,176,469   $18,106,122

    Contracts in payout (annuitization) period                               383,775      2,421,630      1,849,657         4,615
                                                                        --------------------------------------------------------

       Total net assets                                                 $127,477,665   $870,617,516   $383,026,126   $18,110,737
                                                                        ========================================================

Accumulation units outstanding                                            12,632,584     39,641,359     22,596,627     3,857,145
                                                                        ========================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $125,411,041   $860,418,038   $381,224,124   $16,390,827
    Accumulation units outstanding                                        12,389,744     38,976,108     22,489,875     3,516,950
    Unit value of accumulation units                                    $      10.12   $      22.08   $      16.95   $      4.66
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $    325,426   $  1,023,714   $          -   $   638,334
    Accumulation units outstanding                                            60,777        165,464              -       112,592
    Unit value of accumulation units                                    $       5.35   $       6.19   $          -   $      5.67
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $  1,636,116   $  8,495,900   $  1,802,002   $   934,496
    Accumulation units outstanding                                           162,350        386,767        106,752       201,537
    Unit value of accumulation units                                    $      10.08   $      21.97   $      16.88   $      4.64
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $    105,082   $    679,864   $          -   $   147,080
    Accumulation units outstanding                                            19,713        113,020              -        26,066
    Unit value of accumulation units                                    $       5.33   $       6.02   $          -   $      5.64
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                                           Davis
                                                                             Cash         Corporate       Venture        "Dogs" of
                                                                          Management        Bond           Value        Wall Street
                                                                          Portfolio       Portfolio      Portfolio       Portfolio
                                                                          (Class 1)       (Class 1)      (Class 1)       (Class 1)
                                                                        ------------------------------------------------------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $           0   $           0  $            0   $          0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                      307,141,194     210,330,249   1,458,372,495     90,030,864
    Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                                0               0               0              0
    Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                                0               0               0              0
    Investments in Nations Separate Account Trust (Class B),
       at fair value                                                                0               0               0              0
    Investments in Anchor Pathway Fund (Class A),
       at fair value                                                                0               0               0              0
    Investments in American Funds Insurance Series (Class 2),
       at fair value                                                                0               0               0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                                0               0               0              0

Receivables                                                                         0               0               0              0

Liabilities                                                                         0               0               0              0
                                                                        ------------------------------------------------------------

                                                                        $ 307,141,194   $ 210,330,249  $1,458,372,495   $ 90,030,864
                                                                        ============================================================
Net assets:

    Accumulation units                                                  $ 304,732,134   $ 209,642,803  $1,455,024,376   $ 89,945,457

    Contracts in payout (annuitization) period                              2,409,060         687,446       3,348,119         85,407
                                                                        ------------------------------------------------------------

       Total net assets                                                 $ 307,141,194   $ 210,330,249  $1,458,372,495   $ 90,030,864
                                                                        ============================================================

Accumulation units outstanding                                             23,596,133      14,224,882      68,157,742     10,094,981
                                                                        ============================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $ 301,852,824   $ 205,759,100  $1,434,727,390   $ 87,971,845
    Accumulation units outstanding                                         23,149,338      13,914,107      66,662,740      9,862,988
    Unit value of accumulation units                                    $       13.04   $       14.79  $        21.52   $       8.92
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $   1,005,068   $           -  $    2,974,823   $          -
    Accumulation units outstanding                                           99,745               -         397,407              -
    Unit value of accumulation units                                    $       10.08   $           -  $         7.49   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $   3,509,277   $   4,571,149  $   19,178,797   $  2,059,019
    Accumulation units outstanding                                            270,474         310,775         895,679        231,993
    Unit value of accumulation units                                    $       12.98   $       14.71  $        21.41   $       8.88
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $     774,025   $           -  $    1,491,485   $          -
    Accumulation units outstanding                                             76,576               -         201,916              -
    Unit value of accumulation units                                    $       10.11   $           -  $         7.39   $          -
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -

                                                                          Emerging       Federated       Global         Global
                                                                           Markets         Value          Bond         Equities
                                                                          Portfolio      Portfolio      Portfolio      Portfolio
                                                                          (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                        ---------------------------------------------------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $          0   $          0   $          0   $          0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                      57,748,534    163,949,976    109,483,943    203,550,069
    Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                               0              0              0              0
    Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                               0              0              0              0
    Investments in Nations Separate Account Trust (Class B),
       at fair value                                                               0              0              0              0
    Investments in Anchor Pathway Fund (Class A),
       at fair value                                                               0              0              0              0
    Investments in American Funds Insurance Series (Class 2),
       at fair value                                                               0              0              0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                               0              0              0              0

Receivables                                                                        0              0              0              0

Liabilities                                                                        0              0              0              0
                                                                        ---------------------------------------------------------

                                                                        $ 57,748,534   $163,949,976   $109,483,943   $203,550,069
                                                                        =========================================================
Net assets:

    Accumulation units                                                  $ 57,686,801   $163,509,096   $109,186,459   $202,948,246

    Contracts in payout (annuitization) period                                61,733        440,880        297,484        601,823
                                                                        ---------------------------------------------------------

       Total net assets                                                 $ 57,748,534   $163,949,976   $109,483,943   $203,550,069
                                                                        =========================================================

Accumulation units outstanding                                             9,646,840     12,667,279      6,716,447     16,209,158
                                                                        =========================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $ 56,908,903   $161,870,778   $106,750,437   $201,919,610
    Accumulation units outstanding                                         9,515,763     12,505,786      6,524,751     16,040,447
    Unit value of accumulation units                                    $       5.98   $      12.94   $      16.36   $      12.59
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $    136,576   $          -   $    331,685   $     77,235
    Accumulation units outstanding                                            15,250              -         30,886         13,352
    Unit value of accumulation units                                    $       8.96   $          -   $      10.74   $       5.78
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $    662,154   $  2,079,198   $  1,988,557   $  1,219,489
    Accumulation units outstanding                                           111,240        161,493        122,154         97,379
    Unit value of accumulation units                                    $       5.95   $      12.87   $      16.28   $      12.52
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $     40,901   $          -   $    413,264   $    333,735
    Accumulation units outstanding                                             4,587              -         38,656         57,980
    Unit value of accumulation units                                    $       8.92   $          -   $      10.69   $       5.76
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                  (Continued)

                                                                          Goldman
                                                                            Sachs          Growth-          Growth       High-Yield
                                                                          Research         Income       Opportunities      Bond
                                                                          Portfolio       Portfolio       Portfolio      Portfolio
                                                                          (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                                                        ------------------------------------------------------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $           0   $           0  $           0    $          0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                       24,126,826     753,004,518      12,720,943    193,154,934
    Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                                0               0               0              0
    Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                                0               0               0              0
    Investments in Nations Separate Account Trust (Class B),
       at fair value                                                                0               0               0              0
    Investments in Anchor Pathway Fund (Class A),
       at fair value                                                                0               0               0              0
    Investments in American Funds Insurance Series (Class 2),
       at fair value                                                                0               0               0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                                0               0               0              0

Receivables                                                                         0               0               0              0

Liabilities                                                                         0               0               0              0
                                                                        ------------------------------------------------------------

                                                                        $  24,126,826   $ 753,004,518  $   12,720,943   $193,154,934
                                                                        ============================================================
Net assets:

    Accumulation units                                                  $  24,081,831   $ 750,080,160  $   12,718,391   $192,654,366

    Contracts in payout (annuitization) period                                 44,995       2,924,358           2,552        500,568
                                                                        ------------------------------------------------------------

       Total net assets                                                 $  24,126,826   $ 753,004,518  $   12,720,943   $193,154,934
                                                                        ============================================================

Accumulation units outstanding                                              4,749,984      36,398,814       3,695,364     16,641,423
                                                                        ============================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $  23,104,731   $ 742,813,723  $   12,085,460   $189,943,192
    Accumulation units outstanding                                          4,547,745      35,627,096       3,510,027     16,363,676
    Unit value of accumulation units                                    $        5.08   $       20.85  $         3.44   $      11.61
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $           -   $   2,183,216  $            -   $          -
    Accumulation units outstanding                                                  -         330,121               -              -
    Unit value of accumulation units                                    $           -   $        6.61  $            -   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $   1,022,095   $   7,471,109  $      635,483   $  3,211,742
    Accumulation units outstanding                                            202,239         360,087         185,337        277,747
    Unit value of accumulation units                                    $        5.05   $       20.75  $         3.43   $      11.56
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $           -   $     536,470  $            -   $          -
    Accumulation units outstanding                                                  -          81,510               -              -
    Unit value of accumulation units                                    $           -   $        6.58  $            -   $          -
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -

                                                                       International                                       MFS
                                                                        Diversified    International      Marsico       Growth &
                                                                          Equities    Growth & Income     Growth         Income
                                                                         Portfolio       Portfolio       Portfolio      Portfolio
                                                                         (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                                                       -----------------------------------------------------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $          0    $          0   $          0   $          0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                     128,306,550     162,880,210     45,471,818    199,506,403
    Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                               0               0              0              0
    Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                               0               0              0              0
    Investments in Nations Separate Account Trust (Class B),
       at fair value                                                               0               0              0              0
    Investments in Anchor Pathway Fund (Class A),
       at fair value                                                               0               0              0              0
    Investments in American Funds Insurance Series (Class 2),
       at fair value                                                               0               0              0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                               0               0              0              0

Receivables                                                                        0               0              0              0

Liabilities                                                                        0               0              0              0
                                                                        ----------------------------------------------------------

                                                                        $128,306,550   $ 162,880,210   $ 45,471,818   $199,506,403
                                                                        ==========================================================
Net assets:

    Accumulation units                                                  $127,921,887   $ 162,356,435   $ 45,470,320   $199,044,704

    Contracts in payout (annuitization) period                               384,663         523,775          1,498        461,699
                                                                        ---------------------------------------------------=------

       Total net assets                                                 $128,306,550   $ 162,880,210   $ 45,471,818   $199,506,403
                                                                        ==========================================================

Accumulation units outstanding                                            17,884,949      19,479,623      6,107,627     13,381,250
                                                                        ==========================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $127,151,920   $ 159,785,881   $ 42,729,661   $195,484,069
    Accumulation units outstanding                                        17,723,238      19,097,392      5,737,494     13,080,845
    Unit value of accumulation units                                    $       7.17   $        8.37   $       7.45   $      14.94
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $          -   $     178,298   $          -   $    252,663
    Accumulation units outstanding                                                 -          29,726              -         34,972
    Unit value of accumulation units                                    $          -   $        6.00   $          -   $       7.22
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $  1,154,630   $   2,871,685   $  2,742,157   $  3,618,939
    Accumulation units outstanding                                           161,711         345,080        370,133        243,337
    Unit value of accumulation units                                    $       7.14   $        8.32   $       7.41   $      14.87
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $          -   $      44,346   $          -   $    150,732
    Accumulation units outstanding                                                 -           7,425              -         22,096
    Unit value of accumulation units                                    $          -   $        5.97   $          -   $       6.82
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor product

(7) Offered in Polaris II product.

(8)  Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
                                  (Continued)

                                                                             MFS
                                                                           Mid-Cap          MFS            Putnam           Real
                                                                           Growth       Total Return       Growth          Estate
                                                                          Portfolio       Portfolio       Portfolio       Portfolio
                                                                          (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                        ------------------------------------------------------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $           0   $           0  $            0   $          0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                      110,093,400     479,330,975     240,404,541     91,995,250
    Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                                0               0               0              0
    Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                                0               0               0              0
    Investments in Nations Separate Account Trust (Class B),
       at fair value                                                                0               0               0              0
    Investments in Anchor Pathway Fund (Class A),
       at fair value                                                                0               0               0              0
    Investments in American Funds Insurance Series (Class 2),
       at fair value                                                                0               0               0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                                0               0               0              0

Receivables                                                                         0               0               0              0

Liabilities                                                                         0               0               0              0
                                                                        ------------------------------------------------------------

                                                                        $ 110,093,400   $ 479,330,975  $  240,404,541   $ 91,995,250
                                                                        ============================================================
Net assets:

    Accumulation units                                                  $ 109,813,465   $ 478,524,447  $  239,792,477   $ 91,793,035

    Contracts in payout (annuitization) period                                279,935         806,528         612,064        202,215
                                                                        ------------------------------------------------------------

       Total net assets                                                 $ 110,093,400   $ 479,330,975  $  240,404,541   $ 91,995,250
                                                                        ============================================================

Accumulation units outstanding                                             15,867,361      24,289,315      17,446,637      7,757,007
                                                                        ============================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $ 104,592,271   $ 460,445,731  $  237,874,806   $ 91,015,959
    Accumulation units outstanding                                         14,979,438      23,148,443      17,196,912      7,674,011
    Unit value of accumulation units                                    $        6.98   $       19.89  $        13.83   $      11.86
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $     690,956   $   2,473,632  $      376,203   $          -
    Accumulation units outstanding                                            166,246         266,905          65,949              -
    Unit value of accumulation units                                    $        4.16   $        9.27  $         5.70   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $   4,509,958   $  15,630,444  $    1,889,549   $    979,291
    Accumulation units outstanding                                            649,185         789,355         137,282         82,996
    Unit value of accumulation units                                    $        6.95   $       19.80  $        13.76   $      11.80
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $     300,215   $     781,168  $      263,983   $          -
    Accumulation units outstanding                                             72,492          84,612          46,494              -
    Unit value of accumulation units                                    $        4.14   $        9.23  $         5.68   $          -
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -


                                                                         SunAmerica                      Telecom       Worldwide
                                                                          Balanced      Technology       Utility      High Income
                                                                          Portfolio      Portfolio      Portfolio      Portfolio
                                                                          (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                        ---------------------------------------------------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $          0   $          0   $          0   $          0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                     215,613,157     17,208,681     45,179,776     65,426,237
    Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                               0              0              0              0
    Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                               0              0              0              0
    Investments in Nations Separate Account Trust (Class B),
       at fair value                                                               0              0              0              0
    Investments in Anchor Pathway Fund (Class A),
       at fair value                                                               0              0              0              0
    Investments in American Funds Insurance Series (Class 2),
       at fair value                                                               0              0              0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                               0              0              0              0

Receivables                                                                        0              0              0              0

Liabilities                                                                        0              0              0              0
                                                                        ---------------------------------------------------------

                                                                        $215,613,157   $ 17,208,681   $ 45,179,776   $ 65,426,237
                                                                        =========================================================
Net assets:

    Accumulation units                                                  $215,007,092   $ 17,172,241   $ 44,985,913   $ 65,165,668

    Contracts in payout (annuitization) period                               606,065         36,440        193,863        260,569
                                                                        ---------------------------------------------------------

       Total net assets                                                 $215,613,157   $ 17,208,681   $ 45,179,776   $ 65,426,237
                                                                        =========================================================

Accumulation units outstanding                                            17,233,212      9,995,666      5,230,584      4,663,547
                                                                        =========================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $212,554,532   $ 16,336,918   $ 44,666,035   $ 65,177,700
    Accumulation units outstanding                                        16,935,990      9,486,975      5,170,822      4,645,779
    Unit value of accumulation units                                    $      12.55   $       1.72   $       8.64   $      14.03
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $    575,976   $          -   $          -   $          -
    Accumulation units outstanding                                            81,351              -              -              -
    Unit value of accumulation units                                    $       7.08   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $  2,206,288   $    871,763   $    513,741   $    248,537
    Accumulation units outstanding                                           176,634        508,691         59,762         17,768
    Unit value of accumulation units                                    $      12.49   $       1.71   $       8.60   $      13.99
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $    276,361   $          -   $          -   $          -
    Accumulation units outstanding                                            39,237              -              -              -
    Unit value of accumulation units                                    $       7.04   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (Continued)

                                                                     Aggressive       Alliance          Asset             Blue Chip
                                                                       Growth          Growth         Allocation           Growth
                                                                      Portfolio       Portfolio        Portfolio          Portfolio
                                                                      (Class 2)       (Class 2)       (Class 2)           (Class 2)
                                                                     ---------------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                              $         0    $          0     $         0         $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                6,262,412      36,882,888       6,038,100           6,512,851
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                        0               0               0                   0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                        0               0               0                   0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                        0               0               0                   0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                        0               0               0                   0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                        0               0               0                   0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                        0               0               0                   0

Receivables                                                                    0               0               0                   0

Liabilities                                                                    0               0               0                   0
                                                                     ---------------------------------------------------------------

                                                                     $ 6,262,412    $ 36,882,888     $ 6,038,100         $ 6,512,851
                                                                     ===============================================================
Net assets:

      Accumulation units                                             $ 6,262,412    $ 36,882,888     $ 6,038,100         $ 6,512,851

      Contracts in payout (annuitization) period                               0               0               0                   0
                                                                     ---------------------------------------------------------------

           Total net assets                                          $ 6,262,412    $ 36,882,888     $ 6,038,100         $ 6,512,851
                                                                     ===============================================================

Accumulation units outstanding                                           620,800       1,682,633         357,271           1,397,939
                                                                     ===============================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                     $         -    $          -     $         -         $         -
      Accumulation units outstanding                                           -               -               -                   -
      Unit value of accumulation units                               $         -    $          -     $         -         $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                     $         -    $    158,003     $         -         $         -
      Accumulation units outstanding                                           -           7,147               -                   -
      Unit value of accumulation units                               $         -    $      22.11     $         -         $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                     $ 4,769,410    $ 26,552,283     $ 2,362,658         $ 4,712,140
      Accumulation units outstanding                                     472,593       1,210,486         139,638           1,010,759
      Unit value of accumulation units                               $     10.09    $      21.94     $     16.92         $      4.66
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                     $         -    $          -     $         -         $         -
      Accumulation units outstanding                                           -               -               -                   -
      Unit value of accumulation units                               $         -    $          -     $         -         $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                     $   134,056    $    900,066     $   435,117         $   222,703
      Accumulation units outstanding                                      13,285          41,032          25,718              47,770
      Unit value of accumulation units                               $     10.09    $      21.94     $     16.92         $      4.66
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                     $         -    $          -     $         -         $         -
      Accumulation units outstanding                                           -               -               -                   -
      Unit value of accumulation units                               $         -    $          -     $         -         $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                     $         -    $          -     $         -         $         -
      Accumulation units outstanding                                           -               -               -                   -
      Unit value of accumulation units                               $         -    $          -     $         -         $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                     $         -    $    243,680     $         -         $         -
      Accumulation units outstanding                                           -          11,120               -                   -
      Unit value of accumulation units                               $         -    $      21.91     $         -         $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                     $         -    $    164,135     $         -         $         -
      Accumulation units outstanding                                           -           7,424               -                   -
      Unit value of accumulation units                               $         -    $      22.11     $         -         $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                     $         -    $    132,981     $         -         $         -
      Accumulation units outstanding                                           -           6,024               -                   -
      Unit value of accumulation units                               $         -    $      22.08     $         -         $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                     $   259,525    $  1,656,686     $ 1,048,397         $   274,670
      Accumulation units outstanding                                      25,664          75,534          61,986              58,924
      Unit value of accumulation units                               $     10.11         $ 21.93     $     16.91         $      4.66
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                     $ 1,063,799    $  6,371,091     $ 1,572,113         $ 1,272,159
      Accumulation units outstanding                                     105,722         291,777          93,143             273,790
      Unit value of accumulation units                               $     10.06    $      21.84     $     16.88         $      4.65
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                     $         -    $          -     $         -         $         -
      Accumulation units outstanding                                           -               -               -                   -
      Unit value of accumulation units                               $         -    $          -     $         -         $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                     $         -    $          -     $         -         $         -
      Accumulation units outstanding                                           -               -               -                   -
      Unit value of accumulation units                               $         -    $          -     $         -         $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                     $         -    $    194,930     $         -         $         -
      Accumulation units outstanding                                           -           8,861               -                   -
      Unit value of accumulation units                               $         -    $      22.00     $         -         $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                     $         -    $     60,647     $         -         $         -
      Accumulation units outstanding                                           -           2,753               -                   -
      Unit value of accumulation units                               $         -    $      22.03     $         -         $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                     $    35,622    $    448,386     $   619,815         $    31,179
      Accumulation units outstanding                                       3,536          20,475          36,786               6,696
      Unit value of accumulation units                               $     10.07    $      21.90     $     16.85         $      4.66

                                                                         Cash        Corporate       Davis          "Dogs" of
                                                                       Management       Bond      Venture Value     Wall Street
                                                                       Portfolio     Portfolio      Portfolio       Portfolio
                                                                       (Class 2)     (Class 2)      (Class 2)       (Class 2)
                                                                     ----------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                              $          0   $          0   $          0     $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                43,487,340     31,739,857     82,379,784       9,561,045
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                         0              0              0               0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                         0              0              0               0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                         0              0              0               0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                         0              0              0               0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                         0              0              0               0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                         0              0              0               0

Receivables                                                                     0              0              0               0

Liabilities                                                                     0              0              0               0
                                                                     ----------------------------------------------------------

                                                                     $ 43,487,340   $ 31,739,857   $ 82,379,784     $ 9,561,045
                                                                     ==========================================================
Net assets:

      Accumulation units                                             $ 43,487,340   $ 31,739,857   $ 82,379,784     $ 9,561,045

      Contracts in payout (annuitization) period                                0              0              0               0
                                                                     ----------------------------------------------------------

           Total net assets                                          $ 43,487,340   $ 31,739,857   $ 82,379,784     $ 9,561,045
                                                                     ==========================================================

Accumulation units outstanding                                          3,342,561      2,151,386      3,842,144       1,073,793
                                                                     ==========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                     $          -   $          -   $          -     $         -
      Accumulation units outstanding                                            -              -              -               -
      Unit value of accumulation units                               $          -   $          -   $          -     $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                     $          -   $          -   $    617,971     $         -
      Accumulation units outstanding                                            -              -         28,675               -
      Unit value of accumulation units                               $          -   $          -   $      21.55     $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                     $ 30,471,132   $ 22,546,778   $ 58,862,424     $ 5,707,730
      Accumulation units outstanding                                    2,341,376      1,527,011      2,743,043         640,160
      Unit value of accumulation units                               $      13.01   $      14.77   $      21.46     $      8.92
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                     $          -   $          -   $          -     $         -
      Accumulation units outstanding                                            -              -              -               -
      Unit value of accumulation units                               $          -   $          -   $          -     $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                     $  2,316,822   $  1,405,329   $  2,217,284     $   234,936
      Accumulation units outstanding                                      178,024         95,175        103,326          26,346
      Unit value of accumulation units                               $      13.01   $      14.77   $      21.46     $      8.92
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                     $          -   $          -   $          -     $         -
      Accumulation units outstanding                                            -              -              -               -
      Unit value of accumulation units                               $          -   $          -   $          -     $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                     $          -   $          -   $          -     $         -
      Accumulation units outstanding                                            -              -              -               -
      Unit value of accumulation units                               $          -   $          -   $          -     $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                     $          -   $          -   $    117,623     $         -
      Accumulation units outstanding                                            -              -          5,478               -
      Unit value of accumulation units                               $          -   $          -   $      21.47     $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                     $          -   $          -   $          -     $         -
      Accumulation units outstanding                                            -              -              -               -
      Unit value of accumulation units                               $          -   $          -   $          -     $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                     $          -   $          -   $          -     $         -
      Accumulation units outstanding                                            -              -              -               -
      Unit value of accumulation units                               $          -   $          -   $          -     $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                     $  2,687,615   $  1,604,888   $  3,985,186     $   547,609
      Accumulation units outstanding                                      206,454        108,842        186,111          61,366
      Unit value of accumulation units                               $      13.02   $      14.75   $      21.41     $      8.92
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                     $  7,357,995   $  5,576,846   $ 15,275,926     $ 2,879,448
      Accumulation units outstanding                                      566,480        379,191        714,556         324,446
      Unit value of accumulation units                               $      12.99   $      14.71   $      21.38     $      8.88
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                     $          -   $          -   $          -     $         -
      Accumulation units outstanding                                            -              -              -               -
      Unit value of accumulation units                               $          -   $          -   $          -     $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                     $          -   $          -   $          -     $         -
      Accumulation units outstanding                                            -              -              -               -
      Unit value of accumulation units                               $          -   $          -   $          -     $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                     $          -   $          -   $    222,035     $         -
      Accumulation units outstanding                                            -              -         10,380               -
      Unit value of accumulation units                               $          -   $          -   $      21.39     $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                     $          -   $          -   $          -     $         -
      Accumulation units outstanding                                            -              -              -               -
      Unit value of accumulation units                               $          -   $          -   $          -     $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                     $    653,776   $    606,016   $  1,081,335     $   191,322
      Accumulation units outstanding                                       50,227         41,167         50,575          21,475
      Unit value of accumulation units                               $      13.02   $      14.72   $      21.38     $      8.91

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                      Emerging       Federated       Foreign         Global
                                                                       Markets         Value          Value           Bond
                                                                      Portfolio      Portfolio      Portfolio      Portfolio
                                                                      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                                                     --------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                              $         0   $          0    $         0    $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                3,017,366     14,085,458      2,378,321      8,931,942
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                        0              0              0              0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                        0              0              0              0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                        0              0              0              0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                        0              0              0              0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                        0              0              0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                        0              0              0              0

Receivables                                                                    0              0              0              0

Liabilities                                                                    0              0              0              0
                                                                     --------------------------------------------------------

                                                                     $ 3,017,366   $ 14,085,458    $ 2,378,321    $ 8,931,942
                                                                     ========================================================
Net assets:

      Accumulation units                                             $ 3,017,366   $ 14,085,458    $ 2,378,321    $ 8,931,942

      Contracts in payout (annuitization) period                               0              0              0              0
                                                                     --------------------------------------------------------

           Total net assets                                          $ 3,017,366   $ 14,085,458    $ 2,378,321    $ 8,931,942
                                                                     ========================================================

Accumulation units outstanding                                           506,002      1,090,646        252,975        547,506
                                                                     ========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                     $ 2,123,312   $  9,226,910    $ 1,583,449    $ 6,478,360
      Accumulation units outstanding                                     355,869        713,960        168,357        396,972
      Unit value of accumulation units                               $      5.97   $      12.92    $      9.41    $     16.32
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                     $   108,760   $    615,484    $   182,596    $   402,091
      Accumulation units outstanding                                      18,227         47,625         19,415         24,641
      Unit value of accumulation units                               $      5.97   $      12.92    $      9.41    $     16.32
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                     $   129,230   $    564,173    $   265,515    $   645,231
      Accumulation units outstanding                                      21,638         43,612         28,282         39,465
      Unit value of accumulation units                               $      5.97   $      12.94    $      9.39    $     16.35
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                     $   526,064   $  3,480,460    $   346,629    $ 1,199,627
      Accumulation units outstanding                                      88,428        270,038         36,907         73,757
      Unit value of accumulation units                               $      5.95   $      12.89    $      9.39    $     16.26
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                     $   130,000   $    198,431    $       132    $   206,633
      Accumulation units outstanding                                      21,840         15,411             14         12,671
      Unit value of accumulation units                               $     5.95    $      12.88    $      9.33    $     16.31

                                                                        Global      Goldman Sachs       Growth-         Growth
                                                                       Equities        Research         Income      Opportunities
                                                                      Portfolio       Portfolio       Portfolio        Portfolio
                                                                      (Class 2)       (Class 2)       (Class 2)        (Class 2)
                                                                     ------------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                              $         0    $           0    $          0    $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                8,490,769        3,391,016      31,264,685       2,869,011
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                        0                0               0               0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                        0                0               0               0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                        0                0               0               0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                        0                0               0               0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                        0                0               0               0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                        0                0               0               0

Receivables                                                                    0                0               0               0

Liabilities                                                                    0                0               0               0
                                                                     ------------------------------------------------------------

                                                                     $ 8,490,769    $   3,391,016    $ 31,264,685    $  2,869,011
                                                                     ============================================================
Net assets:

      Accumulation units                                             $ 8,490,769    $   3,391,016    $ 31,264,685    $  2,869,011

      Contracts in payout (annuitization) period                               0                0               0               0
                                                                     ------------------------------------------------------------

           Total net assets                                          $ 8,490,769    $   3,391,016    $ 31,264,685    $  2,869,011
                                                                     ============================================================

Accumulation units outstanding                                           675,854          668,823       1,505,025         834,258
                                                                     ============================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                     $         -    $           -    $          -    $          -
      Accumulation units outstanding                                           -                -               -               -
      Unit value of accumulation units                               $         -    $           -    $          -    $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                     $   122,448    $           -    $          -    $          -
      Accumulation units outstanding                                       9,707                -               -               -
      Unit value of accumulation units                                   $ 12.62    $           -    $          -    $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                     $ 5,726,307    $   2,365,453    $ 22,425,554    $  2,112,023
      Accumulation units outstanding                                     455,525          466,347       1,079,049         613,473
      Unit value of accumulation units                               $     12.57    $        5.07    $      20.78    $       3.44
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                     $         -    $           -    $          -    $          -
      Accumulation units outstanding                                           -                -               -               -
      Unit value of accumulation units                               $         -    $           -    $          -    $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                     $   377,937    $     170,131    $    904,578    $     55,815
      Accumulation units outstanding                                      30,066           33,542          43,524          16,216
      Unit value of accumulation units                               $     12.57    $        5.07    $      20.78    $       3.44
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                     $         -    $           -    $          -    $          -
      Accumulation units outstanding                                           -                -               -               -
      Unit value of accumulation units                               $         -    $           -    $          -    $          -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                     $         -    $           -    $          -    $          -
      Accumulation units outstanding                                           -                -               -               -
      Unit value of accumulation units                               $         -    $           -    $          -    $          -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                     $    13,425    $           -    $          -    $          -
      Accumulation units outstanding                                       1,066                -               -               -
      Unit value of accumulation units                               $     12.59    $           -    $          -    $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                     $    25,283    $           -    $          -    $          -
      Accumulation units outstanding                                       2,002                -               -               -
      Unit value of accumulation units                               $     12.63    $           -    $          -    $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                     $         6    $           -    $          -    $          -
      Accumulation units outstanding                                           -                -               -               -
      Unit value of accumulation units                               $     12.84    $           -    $          -    $          -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                     $   461,997    $     219,383    $  2,299,711    $    126,035
      Accumulation units outstanding                                      36,674           43,169         110,540          36,711
      Unit value of accumulation units                               $     12.60    $        5.08    $      20.80    $       3.43
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                     $ 1,640,428    $     555,957    $  5,088,449    $    546,523
      Accumulation units outstanding                                     131,042          109,955         245,508         159,512
      Unit value of accumulation units                               $     12.52    $        5.06    $      20.73    $       3.43
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                     $         -    $           -    $          -    $          -
      Accumulation units outstanding                                           -                -               -               -
      Unit value of accumulation units                               $         -    $           -    $          -    $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                     $         -    $           -    $          -    $          -
      Accumulation units outstanding                                           -                -               -               -
      Unit value of accumulation units                               $         -    $           -    $          -    $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                     $    39,899    $           -    $          -    $          -
      Accumulation units outstanding                                       3,172                -               -               -
      Unit value of accumulation units                               $     12.58    $           -    $          -    $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                     $     9,197    $           -    $          -    $          -
      Accumulation units outstanding                                         730                -               -               -
      Unit value of accumulation units                               $     12.59    $           -    $          -    $          -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                     $    73,842    $      80,092    $    546,393    $     28,615
      Accumulation units outstanding                                       5,870           15,810          26,404           8,346
      Unit value of accumulation units                               $     12.58    $        5.07    $      20.69    $       3.43

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                  (Continued)

                                                                                   International   International
                                                                     High-Yield     Diversified       Growth          Marsico
                                                                        Bond          Equities      and Income        Growth
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                     (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                                                    -----------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                             $          0    $         0    $          0    $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                               15,518,738      6,307,073      12,225,720      17,649,384
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                        0              0               0               0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                        0              0               0               0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                        0              0               0               0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                        0              0               0               0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                        0              0               0               0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                        0              0               0               0

Receivables                                                                    0              0               0               0

Liabilities                                                                    0              0               0               0
                                                                    -----------------------------------------------------------

                                                                    $ 15,518,738    $ 6,307,073    $ 12,225,720    $ 17,649,384
                                                                    ===========================================================
Net assets:

      Accumulation units                                            $ 15,518,738    $ 6,307,073    $ 12,225,720    $ 17,649,384

      Contracts in payout (annuitization) period                               0              0               0               0
                                                                    -----------------------------------------------------------

           Total net assets                                         $ 15,518,738    $ 6,307,073    $ 12,225,720    $ 17,649,384
                                                                    ===========================================================

Accumulation units outstanding                                         1,340,413        879,770       1,462,303       2,376,309
                                                                    ===========================================================
Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                    $ 10,254,567    $ 4,218,086    $  8,474,633    $ 13,878,916
      Accumulation units outstanding                                     885,184        587,855       1,013,112       1,867,884
      Unit value of accumulation units                              $      11.58    $      7.17    $       8.36    $       7.43
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $    680,792    $   247,691    $    461,080    $          -
      Accumulation units outstanding                                      58,767         34,524          55,112               -
      Unit value of accumulation units                              $     11.58     $      7.17    $       8.36    $          -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                    $    821,691    $   574,334    $    710,084    $          -
      Accumulation units outstanding                                      70,818         79,959          84,890               -
      Unit value of accumulation units                              $      11.60    $      7.18    $       8.36    $          -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                    $  2,635,138    $ 1,142,715    $  2,389,744    $  3,770,468
      Accumulation units outstanding                                     228,236        160,078         286,477         508,425
      Unit value of accumulation units                              $      11.55    $      7.14    $       8.34    $       7.42
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                    $  1,126,550    $   124,247    $    190,179    $          -
      Accumulation units outstanding                                      97,408         17,354          22,712               -
      Unit value of accumulation units                              $      11.57    $      7.16    $       8.37    $          -

                                                                      MFS Growth      MFS Mid-Cap      MFS Total         Putnam
                                                                      and Income        Growth           Return          Growth
                                                                       Portfolio       Portfolio        Portfolio      Portfolio
                                                                       (Class 2)       (Class 2)        (Class 2)      (Class 2)
                                                                    ------------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                             $           0    $          0    $          0    $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                14,879,604      22,343,790      90,425,269      8,426,746
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                         0               0               0              0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                         0               0               0              0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                         0               0               0              0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                         0               0               0              0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                         0               0               0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                         0               0               0              0

Receivables                                                                     0               0               0              0

Liabilities                                                                     0               0               0              0
                                                                    ------------------------------------------------------------

                                                                    $ 14,879,604     $ 22,343,790    $ 90,425,269    $ 8,426,746
                                                                    ============================================================
Net assets:

      Accumulation units                                            $  14,879,604    $ 22,343,790    $ 90,425,269    $ 8,426,746

      Contracts in payout (annuitization) period                                0               0               0              0
                                                                    ------------------------------------------------------------

           Total net assets                                         $  14,879,604    $ 22,343,790    $ 90,425,269    $ 8,426,746
                                                                    ============================================================

Accumulation units outstanding                                            997,116       3,209,988       4,556,625        611,191
                                                                    ============================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $           -    $          -    $          -    $         -
      Accumulation units outstanding                                            -               -               -              -
      Unit value of accumulation units                              $           -    $          -    $          -    $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $           -    $    269,650    $          -    $         -
      Accumulation units outstanding                                            -          38,564               -              -
      Unit value of accumulation units                              $           -    $       6.99    $          -    $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                    $  10,943,422    $ 14,734,280    $ 64,583,303    $ 6,530,177
      Accumulation units outstanding                                      732,862       2,115,113       3,252,384        473,461
      Unit value of accumulation units                              $       14.93    $       6.97    $      19.86    $     13.79
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $           -    $          -    $          -    $         -
      Accumulation units outstanding                                            -               -               -              -
      Unit value of accumulation units                              $           -    $          -    $          -    $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $     274,637    $    923,748    $  3,122,754    $   175,425
      Accumulation units outstanding                                       18,392         132,603         157,265         12,720
      Unit value of accumulation units                              $       14.93    $       6.97    $      19.86    $     13.79
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                    $           -    $          -    $          -    $         -
      Accumulation units outstanding                                            -               -               -              -
      Unit value of accumulation units                              $           -    $          -    $          -    $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                    $           -    $          -    $          -    $         -
      Accumulation units outstanding                                            -               -               -              -
      Unit value of accumulation units                              $           -    $          -    $          -    $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                    $           -    $     80,285    $          -    $         -
      Accumulation units outstanding                                            -          11,512               -              -
      Unit value of accumulation units                              $           -    $       6.97    $          -    $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $           -    $     53,837    $          -    $         -
      Accumulation units outstanding                                            -           7,702               -              -
      Unit value of accumulation units                              $           -    $       6.99    $          -    $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $           -    $     85,104    $          -    $         -
      Accumulation units outstanding                                            -          12,214               -              -
      Unit value of accumulation units                              $           -    $       6.97    $          -    $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                    $     565,414    $  1,381,756    $  5,753,363    $   431,843
      Accumulation units outstanding                                       37,899         198,770         289,817         31,268
      Unit value of accumulation units                              $       14.92          $ 6.95    $      19.85    $     13.81
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                    $   2,960,328    $  3,986,722    $ 15,269,808    $ 1,160,267
      Accumulation units outstanding                                      198,873         574,291         771,538         84,352
      Unit value of accumulation units                              $       14.89    $       6.94    $      19.79        $ 13.76
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $           -    $          -    $          -    $         -
      Accumulation units outstanding                                            -               -               -              -
      Unit value of accumulation units                              $           -    $          -    $          -    $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $           -    $          -    $          -    $         -
      Accumulation units outstanding                                            -               -               -              -
      Unit value of accumulation units                              $           -    $          -    $          -    $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $           -    $    337,600    $          -    $         -
      Accumulation units outstanding                                            -          48,552               -              -
      Unit value of accumulation units                              $           -    $       6.95    $          -    $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $           -    $     59,452    $          -    $         -
      Accumulation units outstanding                                            -           8,548               -              -
      Unit value of accumulation units                              $           -    $       6.96    $          -    $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                    $     135,803    $    431,356    $  1,696,041    $   129,034
      Accumulation units outstanding                                        9,090          62,119          85,621          9,390
      Unit value of accumulation units                              $       14.94    $       6.94    $      19.81    $     13.74

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                   (Continued)

                                                                        Real       Small & Mid     SunAmerica
                                                                       Estate       Cap Value       Balanced     Technology
                                                                      Portfolio     Portfolio      Portfolio      Portfolio
                                                                      (Class 2)     (Class 2)      (Class 2)      (Class 2)
                                                                    --------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                             $          0   $         0    $          0   $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                               11,040,704     2,903,981      15,237,993     3,544,791
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                        0             0               0             0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                        0             0               0             0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                        0             0               0             0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                        0             0               0             0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                        0             0               0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                        0             0               0             0

Receivables                                                                    0             0               0             0

Liabilities                                                                    0             0               0             0
                                                                    --------------------------------------------------------

                                                                    $ 11,040,704   $ 2,903,981    $ 15,237,993   $ 3,544,791
                                                                    ========================================================
Net assets:

      Accumulation units                                            $ 11,040,704   $ 2,903,981    $ 15,237,993   $ 3,544,791

      Contracts in payout (annuitization) period                               0             0               0             0
                                                                    --------------------------------------------------------

           Total net assets                                         $ 11,040,704   $ 2,903,981    $ 15,237,993   $ 3,544,791
                                                                    ========================================================

Accumulation units outstanding                                           933,200       287,057       1,217,974     2,064,209
                                                                    ========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $          -   $         -    $          -   $         -
      Accumulation units outstanding                                           -             -               -             -
      Unit value of accumulation units                              $          -   $         -    $          -   $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $          -   $         -    $          -   $   124,017
      Accumulation units outstanding                                           -             -               -        72,091
      Unit value of accumulation units                              $          -   $         -    $          -   $      1.72
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                    $  6,836,825   $ 1,876,957    $ 11,177,372   $ 2,285,992
      Accumulation units outstanding                                     577,307       185,477         892,920     1,330,549
      Unit value of accumulation units                              $      11.84   $     10.12    $      12.52   $      1.72
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $          -   $         -    $          -   $         -
      Accumulation units outstanding                                           -             -               -             -
      Unit value of accumulation units                              $          -   $         -    $          -   $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $    525,147   $   394,871    $    230,298   $    73,737
      Accumulation units outstanding                                      44,342        39,021          18,398        42,919
      Unit value of accumulation units                              $      11.84   $     10.12    $      12.52   $      1.72
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                    $          -   $         -    $          -   $         -
      Accumulation units outstanding                                           -             -               -             -
      Unit value of accumulation units                              $          -   $         -    $          -   $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                    $          -   $         -    $          -   $         -
      Accumulation units outstanding                                           -             -               -             -
      Unit value of accumulation units                              $          -   $         -    $          -   $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                    $          -   $         -    $          -   $    16,874
      Accumulation units outstanding                                           -             -               -         9,802
      Unit value of accumulation units                              $          -   $         -    $          -   $      1.72
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $          -   $         -    $          -   $    53,222
      Accumulation units outstanding                                           -             -               -        30,946
      Unit value of accumulation units                              $          -   $         -    $          -   $      1.72
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $          -   $         -    $          -   $    17,386
      Accumulation units outstanding                                           -             -               -        10,137
      Unit value of accumulation units                              $          -   $         -    $          -   $      1.72
Contracts With Total Expenses of 1.72%:
      Net Assets                                                    $    774,135   $   104,805    $    555,340   $    66,076
      Accumulation units outstanding                                      65,279        10,379          44,382        38,455
      Unit value of accumulation units                              $      11.86   $     10.10    $      12.51   $      1.72
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                    $  2,689,549   $   484,314    $  2,887,039   $   835,755
      Accumulation units outstanding                                     228,078        47,918         231,226       487,500
      Unit value of accumulation units                              $      11.79   $     10.11    $      12.49   $      1.71
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $          -   $         -    $          -   $         -
      Accumulation units outstanding                                           -             -               -             -
      Unit value of accumulation units                              $          -   $         -    $          -   $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $          -   $         -    $          -   $         -
      Accumulation units outstanding                                           -             -               -             -
      Unit value of accumulation units                              $          -   $         -    $          -   $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $          -   $         -    $          -   $    35,024
      Accumulation units outstanding                                           -             -               -        20,382
      Unit value of accumulation units                              $          -   $         -    $          -   $      1.72
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $          -   $         -    $          -   $     8,545
      Accumulation units outstanding                                           -             -               -         4,971
      Unit value of accumulation units                              $          -   $         -    $          -   $      1.72
Contracts With Total Expenses of 1.97%:
      Net Assets                                                    $    215,048   $    43,034    $    387,944   $    28,163
      Accumulation units outstanding                                      18,194         4,262          31,048        16,457
      Unit value of accumulation units                              $      11.82   $     10.10    $      12.50   $      1.71

                                                                      Telecom       Worldwide    Aggressive     Alliance
                                                                      Utility      High Income     Growth        Growth
                                                                     Portfolio      Portfolio     Portfolio     Portfolio
                                                                     (Class 2)      (Class 2)     (Class 3)     (Class 3)
                                                                    ------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                             $         0    $         0    $       0    $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                               2,154,956      2,601,584      143,649      1,623,657
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                       0              0            0              0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                       0              0            0              0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                       0              0            0              0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                       0              0            0              0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                       0              0            0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                       0              0            0              0

Receivables                                                                   0              0            0              0

Liabilities                                                                   0              0            0              0
                                                                    ------------------------------------------------------

                                                                    $ 2,154,956    $ 2,601,584    $ 143,649    $ 1,623,657
                                                                    ======================================================
Net assets:

      Accumulation units                                            $ 2,154,956    $ 2,601,584    $ 143,649    $ 1,623,657

      Contracts in payout (annuitization) period                              0              0            0              0
                                                                    ------------------------------------------------------

           Total net assets                                         $ 2,154,956    $ 2,601,584    $ 143,649    $ 1,623,657
                                                                    ======================================================

Accumulation units outstanding                                          249,887        185,985       14,270         74,029
                                                                    ======================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                    $ 1,611,141    $ 2,028,602    $  93,043    $ 1,052,905
      Accumulation units outstanding                                    186,747        144,908        9,233         47,989
      Unit value of accumulation units                              $      8.63    $     14.00    $   10.08    $     21.94
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                    $         -    $         -    $  15,667    $   424,852
      Accumulation units outstanding                                          -              -        1,559         19,379
      Unit value of accumulation units                              $         -    $         -    $   10.05    $     21.92
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                    $   543,815    $   572,982    $   5,301    $   119,794
      Accumulation units outstanding                                     63,140         41,077          527          5,469
      Unit value of accumulation units                              $      8.61    $     13.95    $   10.07    $     21.91
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                    $         -    $         -    $  29,638    $    26,106
      Accumulation units outstanding                                          -              -        2,951          1,192
      Unit value of accumulation units                              $         -    $         -    $   10.04    $     21.90

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                  (Continued)

                                                                         Asset       Blue Chip       Cash         Corporate
                                                                       Allocation     Growth       Management       Bond
                                                                       Portfolio     Portfolio     Portfolio      Portfolio
                                                                       (Class 3)     (Class 3)     (Class 3)      (Class 3)
                                                                       -----------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                                $       0     $       0    $         0    $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                  255,785       151,984      5,890,439      1,965,978
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                        0             0              0              0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                        0             0              0              0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                        0             0              0              0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                        0             0              0              0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                        0             0              0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                        0             0              0              0

Receivables                                                                    0             0              0              0

Liabilities                                                                    0             0              0              0
                                                                       -----------------------------------------------------

                                                                       $ 255,785     $ 151,984    $ 5,890,439    $ 1,965,978
                                                                       =====================================================
Net assets:

      Accumulation units                                               $ 255,785     $ 151,984    $ 5,890,439    $ 1,965,978

      Contracts in payout (annuitization) period                               0             0              0              0
                                                                       -----------------------------------------------------

           Total net assets                                            $ 255,785     $ 151,984    $ 5,890,439    $ 1,965,978
                                                                       =====================================================

Accumulation units outstanding                                            15,141        32,633        452,786        133,675
                                                                       =====================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $  16,943     $ 131,957    $ 3,803,660    $ 1,755,726
      Accumulation units outstanding                                       1,003        28,323        292,177        119,403
      Unit value of accumulation units                                 $   16.89     $    4.66    $     13.02    $     14.70
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                       $ 182,365     $  14,410    $   666,501    $   121,957
      Accumulation units outstanding                                      10,794         3,101         51,237          8,272
      Unit value of accumulation units                                 $   16.90     $    4.65    $     13.01    $     14.74
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                       $       -     $   1,712    $ 1,231,602    $    37,689
      Accumulation units outstanding                                           -           369         94,850          2,563
      Unit value of accumulation units                                 $       -     $    4.65    $     12.98    $     14.70
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                       $  56,477     $   3,905    $   188,676    $    50,606
      Accumulation units outstanding                                       3,344           840         14,522          3,437
      Unit value of accumulation units                                 $   16.89     $    4.65    $     12.99    $     14.73

                                                                        Davis      "Dogs" of    Emerging     Federated
                                                                    Venture Value  Wall Street   Markets       Value
                                                                      Portfolio    Portfolio    Portfolio    Portfolio
                                                                      Class 3)     (Class 3)    (Class 3)    (Class 3)
                                                                    --------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                             $         0    $       0    $       0    $       0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                               4,232,590      270,372      127,859      883,424
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                       0            0            0            0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                       0            0            0            0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                       0            0            0            0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                       0            0            0            0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                       0            0            0            0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                       0            0            0            0

Receivables                                                                   0            0            0            0

Liabilities                                                                   0            0            0            0
                                                                    --------------------------------------------------

                                                                      4,232,590    $ 270,372    $ 127,859    $ 883,424
                                                                    ==================================================
Net assets:

      Accumulation units                                              4,232,590    $ 270,372    $ 127,859    $ 883,424

      Contracts in payout (annuitization) period                              0            0            0            0
                                                                    ==------------------------------------------------

           Total net assets                                           4,232,590    $ 270,372    $ 127,859    $ 883,424
                                                                    ==================================================

Accumulation units outstanding                                          197,298       30,376       21,470       68,432
                                                                    ==================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      2,825,026    $ 167,670    $  75,196    $ 779,556
      Accumulation units outstanding                                    131,644       18,834       12,621       60,376
      Unit value of accumulation units                              $     21.46    $    8.90    $    5.96    $   12.91
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                    $   756,331    $  23,150    $  37,735    $   9,266
      Accumulation units outstanding                                     35,260        2,603        6,341          719
      Unit value of accumulation units                              $     21.45    $    8.90    $    5.95    $   12.89
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                    $   542,799    $  69,044    $  10,907    $  94,440
      Accumulation units outstanding                                     25,333        7,757        1,832        7,324
      Unit value of accumulation units                              $     21.43    $    8.90    $    5.95    $   12.89
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                    $   108,434    $  10,508    $   4,021    $     162
      Accumulation units outstanding                                      5,061        1,182          676           13
      Unit value of accumulation units                              $     21.42    $    8.89    $    5.95    $   12.85

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2002
                                  (Continued)

                                                       Foreign      Global       Global      Goldman Sachs
                                                        Value        Bond       Equities       Research
                                                      Portfolio    Portfolio    Portfolio      Portfolio
                                                      (Class 3)    (Class 3)    (Class 3)      (Class 3)
                                                      ----------------------------------------------------
Assets:
      Investments in Anchor Series Trust
         (Class 1, 2 or 3), at fair value             $        0   $        0   $        0     $        0
      Investments in SunAmerica Series Trust
         (Class 1, 2 or 3), at fair value              2,690,488      288,310      115,958         13,727
      Investments in Van Kampen Life Investment
         Trust (Class II), at fair value                       0            0            0              0
      Investments in WM Variable Trust
        (Class A or Class B), at fair value                    0            0            0              0
      Investments in Nations Separate Account
         Trust (Class B), at fair value                        0            0            0              0
      Investments in Anchor Pathway Fund
        (Class A), at fair value                               0            0            0              0
      Investments in American Funds Insurance
         Series (Class 2), at fair value                       0            0            0              0
      Investments in Lord Abbett Series Fund,
         Inc. (Class VC), at fair value                        0            0            0              0

Receivables                                                    0            0            0              0

Liabilities                                                    0            0            0              0
                                                      ---------------------------------------------------

                                                      $2,690,488   $  288,310   $  115,958     $   13,727
                                                      ===================================================
Net assets:

      Accumulation units                              $2,690,488   $  288,310   $  115,958     $   13,727

      Contracts in payout (annuitization) period               0            0            0              0
                                                      ---------------------------------------------------

           Total net assets                           $2,690,488   $  288,310   $  115,958     $   13,727
                                                      ===================================================

Accumulation units outstanding                           286,107       17,670        9,243          2,714
                                                      ===================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.40%:
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                      $1,750,568   $  245,319   $  100,005     $   10,887
      Accumulation units outstanding                     186,095       15,027        7,970          2,153
      Unit value of accumulation units                $     9.41   $    16.32   $    12.55     $     5.06
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.70%:
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.72%:
      Net Assets                                      $  762,909   $   37,406   $   14,207     $    1,225
      Accumulation units outstanding                      81,158        2,299        1,133            242
      Unit value of accumulation units                $     9.40   $    16.27   $    12.54     $     5.05
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                      $  114,680   $    1,456   $      160     $        -
      Accumulation units outstanding                      12,214           90           13              -
      Unit value of accumulation units                $     9.39   $    16.25   $    12.52     $        -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.80%:
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.95%:
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.97%:
      Net Assets                                      $   62,331   $    4,129   $    1,586     $    1,615
      Accumulation units outstanding                       6,640          254          127            319
      Unit value of accumulation units                $     9.39   $    16.27   $    12.52     $     5.05

                                                                                                  International
                                                        Growth-        Growth       High-Yield     Diversified
                                                        Income      Opportunities      Bond          Equities
                                                       Portfolio      Portfolio     Portfolio       Portfolio
                                                       (Class 3)      (Class 3)     (Class 3)       (Class 3)
                                                     ----------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
         (Class 1, 2 or 3), at fair value             $        0   $        0     $        0       $        0
      Investments in SunAmerica Series Trust
         (Class 1, 2 or 3), at fair value              1,415,931      195,143      1,339,542        1,506,305
      Investments in Van Kampen Life Investment
          Trust (Class II), at fair value                      0            0              0                0
      Investments in WM Variable Trust
         (Class A or Class B), at fair value                   0            0              0                0
      Investments in Nations Separate Account
         Trust (Class B), at fair value                        0            0              0                0
      Investments in Anchor Pathway Fund
         (Class A), at fair value                              0            0              0                0
      Investments in American Funds Insurance
          Series (Class 2), at fair value                      0            0              0                0
      Investments in Lord Abbett Series Fund,
          Inc. (Class VC), at fair value                       0            0              0                0

Receivables                                                    0            0              0                0

Liabilities                                                    0            0              0                0
                                                      -------------------------------------------------------

                                                      $1,415,931   $  195,143     $1,339,542       $1,506,305
                                                      =======================================================
Net assets:

      Accumulation units                              $1,415,931   $  195,143     $1,339,542       $1,506,305

      Contracts in payout (annuitization) period               0            0              0                0
                                                      -------------------------------------------------------

           Total net assets                           $1,415,931   $  195,143     $1,339,542       $1,506,305
                                                      =======================================================

Accumulation units outstanding                            68,132       56,813        115,765          210,168
                                                      =======================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.40%:
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                      $1,217,297   $  131,661     $  281,544       $  846,250
      Accumulation units outstanding                      58,560       38,326         24,299          118,026
      Unit value of accumulation units                $    20.79   $     3.44     $    11.59       $     7.17
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.70%:
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.72%:
      Net Assets                                      $   75,439   $    5,617     $  974,926       $  490,222
      Accumulation units outstanding                       3,635        1,638         84,280           68,413
      Unit value of accumulation units                $    20.75   $     3.43     $    11.57       $     7.17
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                      $   18,195   $   57,706     $   66,539       $   97,415
      Accumulation units outstanding                         877       16,803          5,755           13,612
      Unit value of accumulation units                $    20.75   $     3.43     $    11.56       $     7.16
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.80%:
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.95%:
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.97%:
      Net Assets                                      $  105,000   $      159     $   16,533       $   72,418
      Accumulation units outstanding                       5,060           46          1,431           10,117
      Unit value of accumulation units                $    20.75   $     3.43     $    11.56       $     7.16

(1) Offered in Polaris, Platinum, Protector,

Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector,

Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2002
                                   (Continued)

                                                     International
                                                        Growth         Marsico    MFS Growth    MFS Mid-Cap
                                                      and Income       Growth     and Income      Growth
                                                      Portfolio       Portfolio    Portfolio     Portfolio
                                                      (Class 3)       (Class 3)   (Class 3)     (Class 3)
                                                     ------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
         (Class 1, 2 or 3), at fair value             $        0     $        0   $        0   $        0
      Investments in SunAmerica Series Trust
         (Class 1, 2 or 3), at fair value                960,599        757,390      799,034    1,484,978
      Investments in Van Kampen Life Investment
         Trust (Class II), at fair value                       0              0            0            0
      Investments in WM Variable Trust
         (Class A or Class B), at fair value                   0              0            0            0
      Investments in Nations Separate Account
         Trust (Class B), at fair value                        0              0            0            0
      Investments in Anchor Pathway Fund
         (Class A), at fair value                              0              0            0            0
      Investments in American Funds Insurance
         Series (Class 2), at fair value                       0              0            0            0
      Investments in Lord Abbett Series Fund,
         Inc. (Class VC), at fair value                        0              0            0            0

Receivables                                                    0              0            0            0

Liabilities                                                    0              0            0            0
                                                     ----------------------------------------------------

                                                      $  960,599     $  757,390   $  799,034   $1,484,978
                                                     ====================================================
Net assets:

      Accumulation units                              $  960,599     $  757,390   $  799,034   $1,484,978

      Contracts in payout (annuitization) period               0              0            0            0
                                                     ----------------------------------------------------

           Total net assets                           $  960,599     $  757,390   $  799,034   $1,484,978
                                                     ====================================================

Accumulation units outstanding                           115,317        101,980       53,532      213,285
                                                     ====================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.40%:
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                      $  891,226     $  569,330   $  511,471   $  966,579
      Accumulation units outstanding                     106,995         76,633       34,258      138,778
      Unit value of accumulation units                $     8.33     $     7.43   $    14.93   $     6.96
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.70%:
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.72%:
      Net Assets                                      $   24,063     $       96   $  236,416   $  389,013
      Accumulation units outstanding                       2,884             13       15,843       55,892
      Unit value of accumulation units                $     8.34     $     7.43   $    14.92   $     6.96
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                      $   14,363     $  164,228   $   35,380   $  102,501
      Accumulation units outstanding                       1,722         22,137        2,373       14,748
      Unit value of accumulation units                $     8.34     $     7.42   $    14.91   $     6.95
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.80%:
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.95%:
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.97%:
      Net Assets                                      $   30,947     $   23,736   $   15,767   $   26,885
      Accumulation units outstanding                       3,716          3,197        1,058        3,867
      Unit value of accumulation units                $     8.33     $     7.42   $    14.90   $     6.95

                                                       MFS Total       Putnam       Real       Small & Mid
                                                        Return         Growth      Estate       Cap Value
                                                       Portfolio     Portfolio    Portfolio     Portfolio
                                                       (Class 3)     (Class 3)    (Class 3)     (Class 3)
                                                     -----------------------------------------------------
Assets:
      Investments in Anchor Series Trust
         (Class 1, 2 or 3), at fair value            $         0     $       0    $       0    $         0
      Investments in SunAmerica Series Trust
         (Class 1, 2 or 3), at fair value              3,598,858       437,384      426,417      1,774,785
      Investments in Van Kampen Life Investment
         Trust (Class II), at fair value                       0             0            0              0
      Investments in WM Variable Trust
         (Class A or Class B), at fair value                   0             0            0              0
      Investments in Nations Separate Account
         Trust (Class B), at fair value                        0             0            0              0
      Investments in Anchor Pathway Fund
         (Class A), at fair value                              0             0            0              0
      Investments in American Funds Insurance
         Series (Class 2), at fair value                       0             0            0              0
      Investments in Lord Abbett Series Fund,
         Inc. (Class VC), at fair value                        0             0            0              0

Receivables                                                    0             0            0              0

Liabilities                                                    0             0            0              0
                                                     -----------------------------------------------------

                                                     $ 3,598,858     $ 437,384    $ 426,417    $ 1,774,785
                                                     =====================================================
Net assets:

      Accumulation units                             $ 3,598,858     $ 437,384    $ 426,417    $ 1,774,785

      Contracts in payout (annuitization) period               0             0            0              0
                                                     -----------------------------------------------------

           Total net assets                          $ 3,598,858     $ 437,384    $ 426,417    $ 1,774,785
                                                     =====================================================

Accumulation units outstanding                           181,366        31,739       36,041        175,424
                                                     =====================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                     $ 2,463,873     $ 381,058    $ 275,566    $ 1,198,407
      Accumulation units outstanding                     124,105        27,644       23,282        118,395
      Unit value of accumulation units               $     19.85     $   13.78    $   11.84    $     10.12
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                     $   720,817     $   6,133    $  59,458    $   357,714
      Accumulation units outstanding                      36,356           446        5,030         35,379
      Unit value of accumulation units               $     19.83     $   13.74    $   11.82    $     10.11
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                     $   346,659     $  50,037    $  63,482    $   104,573
      Accumulation units outstanding                      17,494         3,638        5,369         10,354
      Unit value of accumulation units               $     19.82     $   13.76    $   11.82    $     10.10
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                     $    67,509     $     156    $  27,911    $   114,091
      Accumulation units outstanding                       3,411            11        2,360         11,296
      Unit value of accumulation units               $     19.79     $   13.71    $   11.83    $     10.10

(1) Offered in Polaris, Platinum, Protector,

    Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector,

    Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                       SunAmerica                    Telecom       Worldwide
                                                                        Balanced     Technology      Utility      High Income
                                                                       Portfolio      Portfolio     Portfolio      Portfolio
                                                                        (Class 3)     (Class 3)     (Class 3)*     (Class 3)*
                                                                       ------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                                $        0    $         0    $        0    $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                   313,544        252,890           322            310
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                         0              0             0              0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                         0              0             0              0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                         0              0             0              0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                         0              0             0              0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                         0              0             0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                         0              0             0              0

Receivables                                                                     0              0             0              0

Liabilities                                                                     0              0             0              0
                                                                       ------------------------------------------------------

                                                                       $  313,544    $   252,890    $      322    $       310
                                                                       ======================================================
Net assets:

      Accumulation units                                               $  313,544    $   252,890    $      322    $       310

      Contracts in payout (annuitization) period                                0              0             0              0
                                                                       ------------------------------------------------------

           Total net assets                                            $  313,544    $   252,890    $      322    $       310
                                                                       ======================================================

Accumulation units outstanding                                             25,087        147,353            37             22
                                                                       ======================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $  120,504    $   207,781    $      108    $       105
      Accumulation units outstanding                                        9,634        121,052            13              8
      Unit value of accumulation units                                 $    12.51    $      1.72    $     8.62    $     13.99
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                       $   26,812    $     2,322    $      107    $       102
      Accumulation units outstanding                                        2,147          1,355            12              7
      Unit value of accumulation units                                 $    12.49    $      1.71    $     8.60    $     13.99
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                       $  154,934    $    35,510    $        -    $         -
      Accumulation units outstanding                                       12,402         20,700             -              -
      Unit value of accumulation units                                 $    12.49    $      1.72    $        -    $         -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                       $   11,294    $     7,277    $      107    $       103
      Accumulation units outstanding                                          904          4,246            12              7
      Unit value of accumulation units                                 $    12.49    $      1.71    $     8.59    $     13.94

                                                                                         Emerging       Growth &
                                                                         Comstock         Growth         Income         Balanced
                                                                        Portfolio       Portfolio      Portfolio        Portfolio
                                                                        (Class II)      (Class II)     (Class II)       (Class A)
                                                                       -----------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                                $          0    $          0   $          0    $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                           0               0              0               0
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                  69,071,417      10,675,131     54,671,463               0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                           0               0              0      56,256,951
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                           0               0              0               0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                           0               0              0               0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                           0               0              0               0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                           0               0              0               0

Receivables                                                                       0               0              0               0

Liabilities                                                                       0               0              0               0
                                                                       -----------------------------------------------------------

                                                                       $ 69,071,417    $ 10,675,131   $ 54,671,463    $ 56,256,951
                                                                       ===========================================================
Net assets:

      Accumulation units                                               $ 69,069,698    $ 10,675,131   $ 54,671,463    $ 56,256,951

      Contracts in payout (annuitization) period                              1,719               0              0               0
                                                                       -----------------------------------------------------------

           Total net assets                                            $ 69,071,417    $ 10,675,131   $ 54,671,463    $ 56,256,951
                                                                       ===========================================================

Accumulation units outstanding                                            8,525,888       1,545,515      6,179,403       8,307,418
                                                                       ===========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $          -    $          -            $ -             $ -
      Accumulation units outstanding                                              -               -              -               -
      Unit value of accumulation units                                 $          -    $          -            $ -             $ -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $          -    $          -            $ -    $ 23,428,085
      Accumulation units outstanding                                              -               -              -       3,452,275
      Unit value of accumulation units                                 $          -    $          -            $ -          $ 6.79
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $ 13,569,200    $  3,348,415   $  8,790,197    $  7,842,674
      Accumulation units outstanding                                      1,675,078         484,148        995,982       1,157,930
      Unit value of accumulation units                                 $       8.10    $       6.92   $       8.83    $       6.77
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $          -    $          -   $          -    $          -
      Accumulation units outstanding                                              -               -              -               -
      Unit value of accumulation units                                 $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $  1,453,248    $    409,764   $    582,850    $          -
      Accumulation units outstanding                                        178,204          58,561         66,299               -
      Unit value of accumulation units                                 $       8.16    $       7.00   $       8.79    $          -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                       $ 44,857,008    $  4,919,343   $ 40,228,701    $          -
      Accumulation units outstanding                                      5,538,887         714,688      4,541,821               -
      Unit value of accumulation units                                 $       8.10    $       6.88   $       8.86    $          -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                       $    124,237    $     11,977   $    132,723    $          -
      Accumulation units outstanding                                         15,234           1,711         15,096               -
      Unit value of accumulation units                                 $       8.15    $       7.00   $       8.79    $          -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                       $          -    $          -   $          -    $ 10,245,735
      Accumulation units outstanding                                              -               -              -       1,512,872
      Unit value of accumulation units                                 $          -    $          -   $          -    $       6.77
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $    380,742    $          -   $          -    $          -
      Accumulation units outstanding                                         46,801               -              -               -
      Unit value of accumulation units                                 $       8.14    $          -   $          -    $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $    185,746    $          -   $          -    $          -
      Accumulation units outstanding                                         22,936               -              -               -
      Unit value of accumulation units                                 $       8.10    $          -   $          -    $          -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                       $  2,049,775    $    708,119   $  1,657,172    $          -
      Accumulation units outstanding                                        250,854         101,213        188,600               -
      Unit value of accumulation units                                 $       8.17    $       7.00   $       8.79    $          -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                       $  3,589,756    $    834,518   $  1,921,242    $  1,467,994
      Accumulation units outstanding                                        443,518         120,845        217,837         217,417
      Unit value of accumulation units                                 $       8.09    $       6.91   $       8.82    $       6.75
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $          -    $          -   $          -    $          -
      Accumulation units outstanding                                              -               -              -               -
      Unit value of accumulation units                                 $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $  1,311,938    $    296,243   $    948,816    $          -
      Accumulation units outstanding                                        162,364          43,328        107,418               -
      Unit value of accumulation units                                 $       8.08    $       6.84   $       8.83    $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $          -    $          -   $          -    $ 13,272,463
      Accumulation units outstanding                                              -               -              -       1,966,924
      Unit value of accumulation units                                 $          -    $          -   $          -    $       6.75
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $    715,817    $          -   $          -    $          -
      Accumulation units outstanding                                         88,739               -              -               -
      Unit value of accumulation units                                 $       8.07    $          -   $          -    $          -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                       $    833,950    $    146,752   $    409,762    $          -
      Accumulation units outstanding                                        103,273          21,021         46,350               -
      Unit value of accumulation units                                 $       8.08    $       6.98   $       8.84    $          -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

*   Retained in Variable Separate Account by AIG SunAmerica Life Assurance
    Company.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                       Conservative   Conservative
                                                                         Balanced        Growth      Equity Income   Flexible Income
                                                                         Portfolio      Portfolio        Fund         Portfolio
                                                                         (Class A)      (Class A)      (Class A)         (Class A)
                                                                       -------------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                                $          0   $          0   $           0   $             0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                           0              0               0                 0
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                           0              0               0                 0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                   5,293,412     30,829,627       9,177,433        13,683,644
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                           0              0               0                 0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                           0              0               0                 0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                           0              0               0                 0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                           0              0               0                 0

Receivables                                                                       0              0               0                 0

Liabilities                                                                       0              0               0                 0
                                                                       -------------------------------------------------------------

                                                                       $  5,293,412   $ 30,829,627   $   9,177,433   $    13,683,644
                                                                       =============================================================
Net assets:

      Accumulation units                                               $  5,293,412   $ 30,829,627   $   9,177,433   $    13,683,644

      Contracts in payout (annuitization) period                                  0              0               0                 0
                                                                       -------------------------------------------------------------

           Total net assets                                            $  5,293,412   $ 30,829,627   $   9,177,433   $    13,683,644
                                                                       =============================================================

Accumulation units outstanding                                              991,862      4,658,781       1,666,406         2,083,910
                                                                       =============================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $  3,092,480   $ 10,451,697   $   5,890,822   $     7,518,816
      Accumulation units outstanding                                        578,767      1,574,812       1,067,980         1,143,068
      Unit value of accumulation units                                 $       5.34   $       6.64   $        5.52   $          6.58
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $          -   $  5,808,497   $           -   $             -
      Accumulation units outstanding                                              -        880,230               -                 -
      Unit value of accumulation units                                 $          -   $       6.60   $           -   $             -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                       $  1,071,112   $  6,488,595   $   1,199,838   $     2,932,342
      Accumulation units outstanding                                        200,637        979,966         217,921           446,120
      Unit value of accumulation units                                 $       5.34   $       6.62   $        5.51   $          6.57
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                       $          -   $  1,006,704   $           -   $             -
      Accumulation units outstanding                                              -        152,520               -                 -
      Unit value of accumulation units                                 $          -   $       6.60   $           -   $             -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $  1,129,820   $  7,074,134   $   2,086,773   $     3,232,486
      Accumulation units outstanding                                        212,458      1,071,253         380,505           494,722
      Unit value of accumulation units                                 $       5.32         $ 6.60   $        5.48   $          6.53
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -

                                                                                                     West Coast
                                                                       Growth & Income    Growth       Equity        Income
                                                                            Fund           Fund         Fund          Fund
                                                                          (Class A)      (Class A)    (Class A)     (Class A)
                                                                       -------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                                $             0   $       0   $         0   $        0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                              0           0             0             0
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                              0           0             0             0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                      3,397,213     960,165     5,088,442     5,296,791
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                              0           0             0             0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                              0           0             0             0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                              0           0             0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                              0           0             0             0

Receivables                                                                          0           0             0             0

Liabilities                                                                          0           0             0             0
                                                                       -------------------------------------------------------

                                                                       $     3,397,213   $ 960,165   $ 5,088,442   $ 5,296,791
                                                                       =======================================================
Net assets:

      Accumulation units                                               $     3,397,213   $ 960,165   $ 5,088,442   $ 5,296,791

      Contracts in payout (annuitization) period                                     0           0             0             0
                                                                       -------------------------------------------------------

           Total net assets                                            $     3,397,213   $ 960,165   $ 5,088,442   $ 5,296,791
                                                                       =======================================================

Accumulation units outstanding                                                 724,134     197,794       753,358       857,444
                                                                       =======================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $     1,679,550   $ 579,028   $ 3,148,804   $ 3,146,849
      Accumulation units outstanding                                           357,413     119,082       465,406       508,450
      Unit value of accumulation units                                 $          4.70   $    4.86   $      6.77   $      6.19
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                       $       836,200   $ 196,094   $   744,083   $   769,624
      Accumulation units outstanding                                           178,110      40,415       110,242       124,632
      Unit value of accumulation units                                 $          4.69   $    4.85   $      6.75   $      6.18
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $       881,463   $ 185,043   $ 1,195,555   $ 1,380,318
      Accumulation units outstanding                                           188,611      38,297       177,710       224,362
      Unit value of accumulation units                                 $          4.67   $    4.83   $      6.73   $      6.15
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                       International                                  Short Term
                                                                           Growth      Mid Cap Stock   Money Market     Income
                                                                            Fund           Fund            Fund          Fund
                                                                         (Class A)       (Class A)       (Class A)     (Class A)
                                                                       ----------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                                $           0   $           0   $          0   $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                            0               0              0             0
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                            0               0              0             0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                       96,349       1,545,047      4,192,292     2,038,212
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                            0               0              0             0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                            0               0              0             0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                            0               0              0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                            0               0              0             0

Receivables                                                                        0               0              0             0

Liabilities                                                                        0               0              0             0
                                                                       ----------------------------------------------------------

                                                                       $      96,349   $   1,545,047   $  4,192,292   $ 2,038,212
                                                                       ==========================================================
Net assets:

      Accumulation units                                               $      96,349   $   1,545,047   $  4,192,292   $ 2,038,212

      Contracts in payout (annuitization) period                                   0               0              0             0
                                                                       ----------------------------------------------------------

           Total net assets                                            $      96,349   $   1,545,047   $  4,192,292   $ 2,038,212
                                                                       ==========================================================

Accumulation units outstanding                                                25,477         262,305        723,713       329,922
                                                                       ==========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $      39,800   $     840,546   $  3,298,877   $ 1,055,816
      Accumulation units outstanding                                          10,524         142,437        569,371       170,505
      Unit value of accumulation units                                 $        3.78   $        5.90   $       5.79   $      6.19
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                       $      22,219   $     240,019   $    610,712   $   209,143
      Accumulation units outstanding                                           5,880          40,760        105,085        33,749
      Unit value of accumulation units                                 $        3.78   $        5.89   $       5.81   $      6.20
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $      34,330   $     464,482   $    282,703   $   773,253
      Accumulation units outstanding                                           9,073          79,108         49,257       125,668
      Unit value of accumulation units                                 $        3.78   $        5.87   $       5.74   $      6.15
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -


                                                                                          Strategic
                                                                       Small Cap Stock      Growth     U.S. Government   Balanced
                                                                              Fund        Portfolio    Securities Fund   Portfolio
                                                                            (Class A)     (Class A)       (Class A)      (Class B)
                                                                       -------------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                                $             0   $         0   $             0  $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                              0             0                 0             0
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                              0             0                 0             0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                        482,497     6,316,415        13,912,635    30,039,868
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                              0             0                 0             0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                              0             0                 0             0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                              0             0                 0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                              0             0                 0             0

Receivables                                                                          0             0                 0             0

Liabilities                                                                          0             0                 0             0
                                                                       -------------------------------------------------------------

                                                                       $       482,497   $ 6,316,415   $    13,912,635  $ 30,039,868
                                                                       =============================================================
Net assets:

      Accumulation units                                               $        482,497  $ 6,316,415   $    13,912,635  $ 30,039,868

      Contracts in payout (annuitization) period                                     0             0                 0             0
                                                                       -------------------------------------------------------------

           Total net assets                                            $       482,497   $ 6,316,415   $    13,912,635  $ 30,039,868
                                                                       =============================================================

Accumulation units outstanding                                                 124,815       918,045         2,219,244     4,444,727
                                                                       =============================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $             -   $         -   $             -  $          -
      Accumulation units outstanding                                                 -             -                 -             -
      Unit value of accumulation units                                 $             -   $         -   $             -  $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $       331,603   $ 2,029,814   $     8,967,064  $          -
      Accumulation units outstanding                                            85,682       294,264         1,428,375             -
      Unit value of accumulation units                                 $          3.87   $      6.90   $          6.28  $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $             -   $ 1,507,912   $             -  $    651,548
      Accumulation units outstanding                                                 -       219,273                 -        96,311
      Unit value of accumulation units                                 $             -   $      6.88   $             -  $       6.77
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $             -   $         -   $             -  $          -
      Accumulation units outstanding                                                 -             -                 -             -
      Unit value of accumulation units                                 $             -   $         -   $             -  $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $             -   $         -   $             -  $          -
      Accumulation units outstanding                                                 -             -                 -             -
      Unit value of accumulation units                                 $             -   $         -   $             -  $          -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                       $             -   $         -   $             -  $          -
      Accumulation units outstanding                                                 -             -                 -             -
      Unit value of accumulation units                                 $             -   $         -   $             -  $          -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                       $             -   $         -   $             -  $          -
      Accumulation units outstanding                                                 -             -                 -             -
      Unit value of accumulation units                                 $             -   $         -   $             -  $          -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                       $        24,154   $ 1,075,668   $     2,153,204  $          -
      Accumulation units outstanding                                             6,242       156,413           343,958             -
      Unit value of accumulation units                                 $          3.87   $      6.88   $          6.26  $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $             -   $         -   $             -  $ 15,101,453
      Accumulation units outstanding                                                 -             -                 -     2,232,623
      Unit value of accumulation units                                 $             -   $         -   $             -  $       6.76
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $             -   $         -   $             -  $ 10,615,451
      Accumulation units outstanding                                                 -             -                 -     1,570,518
      Unit value of accumulation units                                 $             -   $         -   $             -  $       6.76
Contracts With Total Expenses of 1.72%:
      Net Assets                                                       $             -   $         -   $             -  $          -
      Accumulation units outstanding                                                 -             -                 -             -
      Unit value of accumulation units                                 $             -   $         -   $             -  $          -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                       $             -   $   815,019   $             -  $     91,874
      Accumulation units outstanding                                                 -       118,833                 -        13,638
      Unit value of accumulation units                                 $             -   $      6.86   $             -  $       6.74
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $             -   $         -   $             -  $          -
      Accumulation units outstanding                                                 -             -                 -             -
      Unit value of accumulation units                                 $             -   $         -   $             -  $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $             -   $         -   $             -  $          -
      Accumulation units outstanding                                                 -             -                 -             -
      Unit value of accumulation units                                 $             -   $         -   $             -  $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $       126,740   $   888,002   $     2,792,367  $          -
      Accumulation units outstanding                                            32,891       129,262           446,911             -
      Unit value of accumulation units                                 $          3.85   $      6.87   $          6.25  $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $             -   $         -   $             -  $  3,579,542
      Accumulation units outstanding                                                 -             -                 -       531,637
      Unit value of accumulation units                                 $             -   $         -   $             -  $       6.73
Contracts With Total Expenses of 1.97%:
      Net Assets                                                       $             -   $         -   $             -  $          -
      Accumulation units outstanding                                                 -             -                 -             -
      Unit value of accumulation units                                 $             -   $         -   $             -  $          -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (continued)

                                                                       Conservative   Conservative
                                                                         Balanced        Growth      Equity Income   Flexible Income
                                                                         Portfolio      Portfolio        Fund          Portfolio
                                                                         (Class B)      (Class B)      (Class B)       (Class B)
                                                                       -------------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                                $          0   $          0   $           0   $             0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                           0              0               0                 0
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                           0              0               0                 0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                   2,096,260     13,916,380       5,420,503         9,135,987
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                           0              0               0                 0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                           0              0               0                 0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                           0              0               0                 0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                           0              0               0                 0

Receivables                                                                       0              0               0                 0

Liabilities                                                                       0              0               0                 0
                                                                       -------------------------------------------------------------

                                                                       $  2,096,260   $ 13,916,380   $   5,420,503   $     9,135,987
                                                                       =============================================================
Net assets:

      Accumulation units                                               $  2,096,260   $ 13,916,380   $   5,420,503   $     9,135,987

      Contracts in payout (annuitization) period                                  0              0               0                 0
                                                                       -------------------------------------------------------------

           Total net assets                                            $  2,096,260   $ 13,916,380   $   5,420,503   $     9,135,987
                                                                       =============================================================

Accumulation units outstanding                                              392,944      2,112,516         990,959         1,395,827
                                                                       =============================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $          -   $    171,925   $           -   $             -
      Accumulation units outstanding                                              -         26,095               -                 -
      Unit value of accumulation units                                 $          -   $       6.59   $           -   $             -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $  1,170,066   $  6,321,928   $   3,572,757   $     7,303,571
      Accumulation units outstanding                                        219,214        958,772         652,304         1,115,544
      Unit value of accumulation units                                 $       5.34   $       6.59   $        5.48   $          6.55
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $    660,176   $  4,036,350   $     406,640   $       733,188
      Accumulation units outstanding                                        123,663        612,299          74,386           112,113
      Unit value of accumulation units                                 $       5.34   $       6.59   $        5.47   $          6.54
Contracts With Total Expenses of 1.72%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                       $          -   $     30,027   $           -   $             -
      Accumulation units outstanding                                              -          4,569               -                 -
      Unit value of accumulation units                                 $          -   $       6.57   $           -   $             -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $    266,018   $  3,356,150   $   1,441,106   $     1,099,228
      Accumulation units outstanding                                         50,067        510,781         264,269           168,170
      Unit value of accumulation units                                 $       5.31   $       6.57   $        5.45   $          6.54
Contracts With Total Expenses of 1.97%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -

                                                                                                     West Coast
                                                                       Growth & Income    Growth       Equity        Income
                                                                            Fund           Fund         Fund          Fund
                                                                          (Class B)      (Class B)    (Class B)     (Class B)
                                                                       -------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                                $             0   $       0   $         0   $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                              0           0             0             0
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                              0           0             0             0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                      1,300,502     621,532     2,313,911     8,189,881
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                              0           0             0             0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                              0           0             0             0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                              0           0             0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                              0           0             0             0

Receivables                                                                          0           0             0             0

Liabilities                                                                          0           0             0             0
                                                                       -------------------------------------------------------

                                                                       $     1,300,502   $ 621,532   $ 2,313,911   $ 8,189,881
                                                                       =======================================================
Net assets:

      Accumulation units                                               $     1,300,502   $ 621,532   $ 2,313,911   $ 8,189,881

      Contracts in payout (annuitization) period                                     0           0             0             0
                                                                       -------------------------------------------------------

           Total net assets                                            $     1,300,502   $ 621,532   $ 2,313,911   $ 8,189,881
                                                                       =======================================================

Accumulation units outstanding                                                 279,444     128,401       345,471     1,324,319
                                                                       =======================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $       703,741   $ 310,733   $ 1,456,506   $ 5,433,758
      Accumulation units outstanding                                           150,973      64,109       217,183       877,757
      Unit value of accumulation units                                 $          4.66      $ 4.85   $      6.71   $     6.19
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $       191,852   $ 210,199   $   315,121   $ 1,064,335
      Accumulation units outstanding                                            41,147      43,432        47,060       172,092
      Unit value of accumulation units                                 $          4.66   $    4.84   $      6.70   $      6.18
Contracts With Total Expenses of 1.72%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $       404,909   $ 100,600   $   542,284   $ 1,691,788
      Accumulation units outstanding                                            87,324      20,860        81,228       274,470
      Unit value of accumulation units                                 $          4.64   $    4.82   $      6.68   $      6.16
Contracts With Total Expenses of 1.97%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                   International                                       Short Term
                                                                       Growth     Mid Cap Stock   Money Market          Income
                                                                        Fund           Fund          Fund                Fund
                                                                     (Class B)      (Class B)      (Class B)           (Class B)
                                                                     ------------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                              $         0    $       0     $         0         $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                        0            0               0                   0
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                        0            0               0                   0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                   93,445      676,899       4,680,826           1,186,149
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                        0            0               0                   0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                        0            0               0                   0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                        0            0               0                   0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                        0            0               0                   0

Receivables                                                                    0            0               0                   0

Liabilities                                                                    0            0               0                   0
                                                                     ------------------------------------------------------------

                                                                     $    93,445    $ 676,899     $ 4,680,826         $ 1,186,149
                                                                     ============================================================
Net assets:

      Accumulation units                                             $    93,445    $ 676,899     $ 4,680,826         $ 1,186,149

      Contracts in payout (annuitization) period                               0            0               0                   0
                                                                     ------------------------------------------------------------

           Total net assets                                          $    93,445    $ 676,899     $ 4,680,826         $ 1,186,149
                                                                     ============================================================

Accumulation units outstanding                                            24,725      115,793         811,865             192,367
                                                                     ============================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                     $    58,623    $ 379,754     $ 3,528,868         $ 1,010,992
      Accumulation units outstanding                                      15,526       64,864         611,656             163,898
      Unit value of accumulation units                               $      3.78    $    5.85     $      5.77         $      6.17
Contracts With Total Expenses of 1.70%:
      Net Assets                                                     $     3,797    $  49,798     $   999,170         $    25,669
      Accumulation units outstanding                                       1,011        8,491         173,621               4,162
      Unit value of accumulation units                               $      3.76    $    5.86     $      5.75         $      6.17
Contracts With Total Expenses of 1.72%:
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                     $    31,025    $ 247,347     $   152,788         $   149,488
      Accumulation units outstanding                                       8,188       42,438          26,588              24,307
      Unit value of accumulation units                               $      3.79    $    5.83     $      5.75         $      6.15
Contracts With Total Expenses of 1.97%:
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -

                                                                                                                          Nations
                                                                                    Strategic                              Asset
                                                                  Small Cap Stock    Growth        U.S. Government      Allocation
                                                                       Fund         Portfolio      Securities Fund      Portfolio
                                                                    (Class B)       (Class B)        (Class B)          (Class B)
                                                                   -----------------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                            $        0      $         0       $         0        $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                     0                0                 0                   0
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                     0                0                 0                   0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                               233,628        2,319,061        12,261,264                   0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                     0                0                 0             320,275
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                     0                0                 0                   0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                     0                0                 0                   0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                     0                0                 0                   0

Receivables                                                                 0                0                 0                   0

Liabilities                                                                 0                0                 0                   0
                                                                   -----------------------------------------------------------------

                                                                   $  233,628      $ 2,319,061       $12,261,264        $    320,275
                                                                   =================================================================
Net assets:

      Accumulation units                                           $  233,628      $ 2,319,061       $12,261,264        $    320,275

      Contracts in payout (annuitization) period                            0                0                 0                   0
                                                                   -----------------------------------------------------------------

           Total net assets                                         $ 233,628      $ 2,319,061       $12,261,264        $    320,275
                                                                   =================================================================

Accumulation units outstanding                                         60,788          338,480         1,971,991              39,141
                                                                   =================================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                   $        -        $ 235,968       $         -        $          -
      Accumulation units outstanding                                        -           34,327                 -                   -
      Unit value of accumulation units                             $        -           $ 6.87       $         -        $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                   $        -      $         -       $         -             209,480
      Accumulation units outstanding                                        -                -                 -              25,576
      Unit value of accumulation units                             $        -      $         -       $         -        $       8.19
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                   $  122,987      $ 1,350,208       $ 8,917,334        $          -
      Accumulation units outstanding                                   31,973          197,031         1,433,815                   -
      Unit value of accumulation units                             $     3.85      $      6.85            $ 6.22        $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                   $   81,371      $   539,455       $ 2,722,856        $          -
      Accumulation units outstanding                                   21,196           78,819           438,059                   -
      Unit value of accumulation units                             $     3.84      $      6.84       $      6.22        $          -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                   $        -      $       161       $         -        $          -
      Accumulation units outstanding                                        -               24                 -                   -
      Unit value of accumulation units                             $        -      $      6.84       $         -        $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                   $        -      $         -       $         -        $    110,795
      Accumulation units outstanding                                        -                -                 -              13,565
      Unit value of accumulation units                             $        -      $         -       $         -        $       8.17
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                   $   29,270      $   193,269       $   621,074        $          -
      Accumulation units outstanding                                    7,619           28,279           100,117                   -
      Unit value of accumulation units                             $     3.84      $      6.83       $      6.20        $          -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2002
                                   (continued)

                                                                            Nations                             Nations
                                       Nations      Nations    Nations      Marsico    Nations     Nations      Marsico     Nations
                                       Capital    High Yield International  Focused    Marsico     Marsico    International  MidCap
                                       Growth       Bond        Value     Equities     Growth   21st Century  Opportunities  Growth
                                      Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                                      (Class B)   (Class B)   (Class B)   (Class B)   (Class B)   (Class B)    (Class B)   (Class B)
                                     -----------------------------------------------------------------------------------------------
Assets:
 Investments in Anchor Series
  Trust (Class 1, 2 or 3),
     at fair value                   $        0  $        0  $        0  $        0  $        0  $        0   $        0  $        0
 Investments in SunAmerica
  Series Trust (Class 1, 2 or 3),
     at fair value                            0           0           0           0           0           0            0           0
 Investments in Van Kampen Life
  Investment Trust (Class II),
     at fair value                            0           0           0           0           0           0            0           0
 Investments in WM Variable Trust
  (Class A or Class B),
     at fair value                            0           0           0           0           0           0            0           0
 Investments in Nations Separate
  Account Trust (Class B),
     at fair value                      474,292   5,347,918   5,350,084   7,318,854   1,553,431     357,174      162,764     825,185
 Investments in Anchor Pathway
  Fund (Class A),
     at fair value                            0           0           0           0           0           0            0           0
 Investments in American Funds
  Insurance Series (Class 2),
     at fair value                            0           0           0           0           0           0            0           0
 Investments in Lord Abbett
  Series Fund, Inc. (Class VC),
     at fair value                            0           0           0           0           0           0            0           0

Receivables                                   0           0           0           0           0           0            0           0

Liabilities                                   0           0           0           0           0           0            0           0
                                     -----------------------------------------------------------------------------------------------

                                     $  474,292  $5,347,918  $5,350,084  $7,318,854  $1,553,431  $  357,174   $  162,764   $ 825,185
                                     ===============================================================================================
Net assets:

 Accumulation units                  $  474,292  $5,347,918  $5,350,084  $7,318,854  $1,553,431  $  357,174   $  162,764   $ 825,185

 Contracts in payout
 (annuitization) period                       0           0           0           0           0           0            0           0
                                     -----------------------------------------------------------------------------------------------

        Total net assets             $  474,292  $5,347,918  $5,350,084  $7,318,854  $1,553,431  $  357,174   $  162,764   $ 825,185
                                     ===============================================================================================

Accumulation units
outstanding                              69,905     525,866     731,079   1,021,100     232,550      49,007       18,926     144,587
                                     ===============================================================================================

Contracts With Total Expenses
 of 1.30%:
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total Expenses
 of 1.40%:
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.52% (1):
   Net Assets                        $        -  $   41,000  $        -  $   81,503  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -       4,034           -      11,344           -           -            -           -
   Unit value of accumulation units  $        -  $    10.16  $        -  $     7.18  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.52% (2):
   Net Assets                        $  215,543  $1,786,617  $1,635,818  $2,257,861  $1,088,842  $  200,414   $  128,559  $  631,146
   Accumulation units outstanding        31,689     175,151     223,364     315,502     162,808      27,450       14,942     108,625
   Unit value of accumulation units  $     6.80  $    10.20  $     7.32  $     7.16  $     6.69  $     7.30   $     8.60  $     5.81
Contracts With Total
 Expenses of 1.52% (3):
   Net Assets                        $        -  $  575,111  $  646,208  $1,413,402  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -      56,592      87,704     196,744           -           -            -           -
   Unit value of accumulation units  $        -  $    10.16  $     7.37  $     7.18  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.52% (7):
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.52% (8):
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.55% (4):
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.55% (5):
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.70%:
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.72%:
   Net Assets                        $        -  $1,336,563  $1,708,723  $1,884,747  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -     131,609     233,560     262,314           -           -            -           -
   Unit value of accumulation units  $        -  $    10.16  $     7.32  $     7.19  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.77% (6):
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total Expenses of
1.77% (2):
   Net Assets                        $  258,749  $  926,166  $  642,923  $  774,390  $  464,589  $  156,760   $   34,205  $  194,039
   Accumulation units outstanding        38,216      91,139      88,168     108,714      69,742      21,557        3,984      35,962
   Unit value of accumulation units  $     6.77  $    10.16  $     7.29  $     7.12  $     6.66  $     7.27   $     8.59  $     5.40
Contracts With Total
 Expenses of 1.77% (7):
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.80%:
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.95%:
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.97%:
   Net Assets                        $        -  $  682,461  $  716,412  $  906,951  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -      67,341      98,283     126,482           -           -            -           -
   Unit value of accumulation units  $        -  $    10.13  $     7.29  $     7.17  $        -  $        -   $        -  $        -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products

(2)  Offered in PolarisAmerica product

(3)  Offered in Polaris Choice Product

(4)  Offered in Diversified Strategies product

(5)  Offered in Diversified Strategies III product

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products

(7)  Offered in Polaris II product

(8)  Offered in Polaris Choice II and Polaris Advisor product

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2002
                                   (Continued)

                                          Nations
                                           Small         Nations
                                          Company         Value         Growth      International
                                         Portfolio      Portfolio       Series          Series
                                         (Class B)      (Class B)     (Class A)       (Class A)
                                       -----------------------------------------------------------
Assets:
   Investments in Anchor Series
     Trust (Class 1, 2 or 3),
     at fair value                     $          0   $          0   $          0   $          0
   Investments in SunAmerica Series
     Trust (Class 1, 2 or 3),
     at fair value                                0              0              0              0
   Investments in Van Kampen Life
     Investment Trust (Class II),
     at fair value                                0              0              0              0
   Investments in WM Variable Trust
     (Class A or Class B),
     at fair value                                0              0              0              0
   Investments in Nations Separate
     Account Trust (Class B),
     at fair value                        1,653,094      1,514,847              0              0
   Investments in Anchor Pathway
     Fund (Class A), at fair value                0              0    461,949,416    103,399,320
   Investments in American Funds
     Insurance Series (Class 2),
     at fair value                                0              0              0              0
   Investments in Lord Abbett Series
     Fund, Inc. (Class VC),
     at fair value                                0              0              0              0

Receivables                                       0              0              0              0

Liabilities                                       0              0              0              0
                                       ------------------------------------------------------------

                                       $  1,653,094   $  1,514,847   $461,949,416   $103,399,320
                                       ============================================================
Net assets:

   Accumulation units                  $  1,653,094   $  1,514,847   $450,685,456   $102,142,535

   Contracts in payout
     (annuitization) period                       0              0     11,263,960      1,256,785
                                       ------------------------------------------------------------

                                       $  1,653,094   $  1,514,847   $461,949,416   $103,399,320
                                       ============================================================

Accumulation units outstanding              229,049        206,372      4,669,319      4,388,586
                                       ============================================================

Contracts With Total
 Expenses of 1.30%:
   Net Assets                          $          -   $          -   $445,849,317   $ 99,507,474
   Accumulation units outstanding                 -              -      4,505,767      4,222,578
   Unit value of accumulation units    $          -   $          -   $      98.95   $      23.57
Contracts With Total
 Expenses of 1.40%:
   Net Assets                          $          -   $          -   $ 16,100,099   $  3,891,846
   Accumulation units outstanding                 -              -        163,552        166,008
   Unit value of accumulation units    $          -   $          -   $      98.44   $      23.44
Contracts With Total
 Expenses of 1.52% (1):
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.52% (2):
   Net Assets                          $  1,257,262   $    917,144   $          -   $          -
   Accumulation units outstanding           173,985        124,698              -              -
   Unit value of accumulation units    $       7.23   $       7.35   $          -   $          -
Contracts With Total
 Expenses of 1.52% (3):
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.52% (7):
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.52% (8):
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.55% (4):
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.55% (5):
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.70%:
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.72%:
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.77% (6):
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.77% (2):
   Net Assets                          $    395,832   $    597,703   $          -   $          -
   Accumulation units outstanding            55,064         81,674              -              -
   Unit value of accumulation units    $       7.19   $       7.32   $          -   $          -
Contracts With Total
 Expenses of 1.77% (7):
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.80%:
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.95%:
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.97%:
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -

                                                                                           U.S
                                                                                        Government/
                                            Growth-          Asset       High-Yield      AAA-Rated
                                            Income        Allocation        Bond        Securities
                                            Series          Series         Series         Series
                                           (Class A)      (Class A)       (Class A)     (Class A)
                                         ---------------------------------------------------------
Assets:
   Investments in Anchor Series
     Trust (Class 1, 2 or 3),
     at fair value                       $          0   $          0   $          0   $          0
   Investments in SunAmerica Series
     Trust (Class 1, 2 or 3),
     at fair value                                  0              0              0              0
   Investments in Van Kampen Life
     Investment Trust (Class II),
     at fair value                                  0              0              0              0
   Investments in WM Variable Trust
     (Class A or Class B),
     at fair value                                  0              0              0              0
   Investments in Nations Separate
     Account Trust (Class B),
     at fair value                                  0              0              0              0
   Investments in Anchor Pathway
     Fund (Class A), at fair value        499,046,074     77,262,301     47,100,049     73,975,247
   Investments in American Funds
     Insurance Series (Class 2),
     at fair value                                  0              0              0              0
   Investments in Lord Abbett Series
     Fund, Inc. (Class VC),
     at fair value                                  0              0              0              0

Receivables                                         0              0              0              0

Liabilities                                         0              0              0              0
                                         ---------------------------------------------------------

                                         $499,046,074   $ 77,262,301   $ 47,100,049   $ 73,975,247
                                         =========================================================
Net assets:

   Accumulation units                    $485,044,208   $ 75,920,741   $ 45,357,689   $ 71,479,960

   Contracts in payout
     (annuitization) period                14,001,866      1,341,560      1,742,360      2,495,287
                                         ---------------------------------------------------------

                                         $499,046,074   $ 77,262,301   $ 47,100,049   $ 73,975,247
                                         =========================================================

Accumulation units outstanding              6,379,611      2,583,470      1,001,634      2,459,385
                                         =========================================================

Contracts With Total
 Expenses of 1.30%:
   Net Assets                            $481,933,992   $ 74,844,245   $ 45,935,004   $ 72,277,307
   Accumulation units outstanding           6,159,762      2,502,208        976,734      2,402,647
   Unit value of accumulation units      $      78.24   $      29.91   $      47.03   $      30.08
Contracts With Total
 Expenses of 1.40%:
   Net Assets                            $ 17,112,082   $  2,418,056   $  1,165,045   $  1,697,940
   Accumulation units outstanding             219,849         81,262         24,900         56,738
   Unit value of accumulation units      $      77.84   $      29.76   $      46.79   $      29.93
Contracts With Total
 Expenses of 1.52% (1):
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.52% (2):
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.52% (3):
   Net Assets                            $             $           -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.52% (7):
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.52% (8):
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.55% (4):
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.55% (5):
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.70%:
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.72%:
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.77% (6):
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.77% (2):
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.77% (7):
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.80%:
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.95%:
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.97%:
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2)  Offered in PolarisAmerica product.

(3)  Offered in Polaris Choice Product.

(4)  Offered in Diversified Strategies product.

(5)  Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7)  Offered in Polaris II product.

(8)  Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2002
                                   (continued)

                                          Cash         Asset         Global                      Growth        Growth      Mid Cap
                                       Management    Allocation      Growth         Growth       Income       & Income      Value
                                         Series      Portfolio     Portfolio      Portfolio    Portfolio     Portfolio    Portfolio
                                       (Class A)     (Class 2)     (Class 2)      (Class 2)    (Class 2)     (Class VC)   (Class VC)
                                      ----------------------------------------------------------------------------------------------
Assets:
 Investments in Anchor Series
  Trust (Class 1, 2 or 3),
  at fair value                       $         0   $         0   $         0   $         0   $         0   $         0  $         0
 Investments in SunAmerica Series
  Trust (Class 1, 2 or 3),
  at fair value                                 0             0             0             0             0             0            0
 Investments in Van Kampen Life
  Investment Trust (Class II),
  at fair value                                 0             0             0             0             0             0            0
 Investments in WM Variable Trust
  (Class A or Class B),
  at fair value                                 0             0             0             0             0             0            0
 Investments in Nations Separate
  Account Trust (Class B),
  at fair value                                 0             0             0             0             0             0            0
 Investments in Anchor Pathway Fund
  (Class A), at fair value             42,259,574             0             0             0             0             0            0
 Investments in American Funds
  Insurance Series (Class 2),
  at fair value                                 0    11,252,004     5,325,902    12,879,034    21,665,364             0            0
 Investments in Lord Abbett Series
  Fund, Inc. (Class VC),
  at fair value                                 0             0             0             0             0    19,890,469   14,682,783

Receivables                                     0         3,122        15,674        23,890        20,199             0            0

Liabilities                                     0             0             0             0             0             0            0
                                      ----------------------------------------------------------------------------------------------
                                      $42,259,574   $11,255,126   $ 5,341,576   $12,902,924   $21,685,563   $19,890,469  $14,682,783
                                      ==============================================================================================
Net assets:

 Accumulation units                   $41,311,151   $11,255,126   $ 5,341,576   $12,902,924   $21,685,563   $19,890,469  $14,682,783

 Contracts in payout
   (annuitization) period                 948,423             0             0             0             0             0            0
                                      ----------------------------------------------------------------------------------------------

        Total net assets              $42,259,574   $11,255,126   $ 5,341,576   $12,902,924   $21,685,563   $19,890,469  $14,682,783
                                      ==============================================================================================

Accumulation units outstanding          2,004,754     1,086,490       487,883     1,185,593     1,992,661     2,431,856    1,722,533
                                      ==============================================================================================

Contracts With Total
 Expenses of 1.30%:
  Net Assets                          $41,775,033   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding        1,981,652             -             -             -             -             -            -
  Unit value of accumulation units    $     21.08   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.40%:
  Net Assets                          $   484,541   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding           23,102             -             -             -             -             -            -
  Unit value of accumulation units    $     20.97   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.52% (1):
  Net Assets                          $         -   $10,693,561   $ 4,940,310   $11,748,426   $20,047,214   $18,919,848  $14,281,331
  Accumulation units outstanding                -     1,032,250       451,195     1,079,440     1,841,949     2,312,860    1,675,350
  Unit value of accumulation units    $         -   $     10.36   $     10.95   $     10.88   $     10.88   $      8.18  $      8.52
Contracts With Total
 Expenses of 1.52% (2):
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.52% (3):
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $    23,430  $         -
  Accumulation units outstanding                -             -             -             -             -         2,864            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $      8.18  $         -
Contracts With Total
 Expenses of 1.52% (7):
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.52% (8):
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.55% (4):
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.55% (5):
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.70%:
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.72%:
  Net Assets                          $         -   $         -   $   132,732   $   368,590   $   674,122   $   115,163  $         -
  Accumulation units outstanding                -             -        12,130        33,886        62,011        14,143            -
  Unit value of accumulation units    $         -   $         -   $     10.94   $     10.88   $     10.87   $      8.14  $         -
Contracts With Total
 Expenses of 1.77% (6):
  Net Assets                          $         -   $   561,565   $   203,533   $   592,766   $   730,586   $   821,974  $   401,452
  Accumulation units outstanding                -        54,240        18,612        54,502        67,197       100,748       47,183
  Unit value of accumulation units    $         -   $     10.35   $     10.94   $     10.88   $     10.87   $      8.16  $      8.51
Contracts With Total
 Expenses of 1.77% (2):
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.77% (7):
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.80%:
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.95%:
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.97%:
  Net Assets                          $         -   $         -   $    65,001   $   193,142   $   233,641   $    10,054  $         -
  Accumulation units outstanding                -             -         5,946        17,765        21,504         1,241            -
  Unit value of accumulation units    $         -   $         -   $     10.93   $     10.87   $     10.87   $      8.10  $         -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2)  Offered in PolarisAmerica product.

(3)  Offered in Polaris Choice Product.

(4)  Offered in Diversified Strategies product.

(5)  Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7)  Offered in Polaris II product.

(8)  Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2002

                                                                               Fair Value       Fair
                   Variable Accounts                            Shares          Per Share       Value                  Cost
--------------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
 Capital Appreciation Portfolio (Class 1)                     34,428,505          22.90     $  788,499,972        $1,315,404,498
 Government and Quality Bond Portfolio (Class 1)              40,429,635          15.60        630,595,043           598,396,020
 Growth Portfolio (Class 1)                                   16,904,706          19.35        327,038,132           507,133,883
 Natural Resources Portfolio (Class 1)                         3,878,670          17.97         69,713,852            70,807,747
 Capital Appreciation Portfolio (Class 2)                      2,462,171          22.85         56,271,844            64,362,224
 Government and Quality Bond Portfolio (Class 2)               6,220,581          15.59         96,976,031            94,788,732
 Growth Portfolio (Class 2)                                    1,505,585          19.34         29,117,918            33,220,821
 Natural Resources Portfolio (Class 2)                           351,758          17.96          6,317,702             6,423,698
 Capital Appreciation Portfolio (Class 3)                        204,088          22.85          4,663,663             4,738,563
 Government and Quality Bond Portfolio (Class 3)                 489,606          15.59          7,630,720             7,531,438
 Growth Portfolio (Class 3)                                      114,787          19.34          2,219,418             2,223,571
 Natural Resources Portfolio (Class 3)                             9,811          17.96            176,176               170,876

SUNAMERICA SERIES TRUST:
 Aggressive Growth Portfolio (Class 1)                        18,768,185           6.79     $  127,477,665        $  267,518,828
 Alliance Growth Portfolio (Class 1)                          62,295,929          13.98        870,617,516         1,667,806,187
 Asset Allocation Portfolio (Class 1)                         33,165,686          11.55        383,026,126           456,959,181
 Blue Chip Growth Portfolio (Class 1)                          3,735,446           4.85         18,110,737            26,946,121
 Cash Management Portfolio (Class 1)                          28,363,248          10.83        307,141,194           312,999,546
 Corporate Bond Portfolio (Class 3)                           18,801,905          11.19        210,330,249           212,523,246
 Davis Venture Value Portfolio (Class 1)                      82,944,938          17.58      1,458,372,495         1,812,610,346
 "Dogs" of Wall Street Portfolio (Class 1)                    10,515,082           8.56         90,030,864            97,791,001
 E merging Markets Portfolio (Class 1)                         9,431,762           6.12         57,748,534            69,160,612
 Federated Value Portfolio (Class 1)                          13,661,439          12.00        163,949,976           205,671,612
 Global Bond Portfolio (Class 1)                              10,040,384          10.90        109,483,943           110,076,508
 Global Equities Portfolio (Class 1)                          24,833,176           8.20        203,550,069           319,382,051
 Goldman Sachs Research Portfolio (Class 1)                    4,592,887           5.25         24,126,826            34,130,462
 Growth-Income Portfolio (Class 1)                            43,446,888          17.33        753,004,518         1,022,160,233
 Growth Opportunities Portfolio (Class 1)                      3,581,839           3.55         12,720,943            23,452,572
 High-Yield Bond Portfolio (Class 1)                          34,960,890           5.52        193,154,934           257,037,803
 International Diversified Equities Portfolio (Class 1)       23,531,251           5.45        128,306,550           199,058,823
 International Growth and Income Portfolio (Class 1)          21,952,936           7.42        162,880,210           221,921,070
 Marsico Growth Portfolio (Class 1)                            5,944,231           7.65         45,471,818            51,346,410
 MFS Growth and Income Portfolio (Class 1)                    23,202,493           8.60        199,506,403           298,342,654
 MFS Mid-Cap Growth Portfolio (Class 1)                       19,011,478           5.79        110,093,400           270,036,749
 MFS Total Return Portfolio (Class 1)                         33,682,537          14.23        479,330,975           507,172,273
 Putnam Growth Portfolio (Class 1)                            21,320,542          11.28        240,404,541           424,261,770
 Real Estate Portfolio (Class 1)                               8,216,968          11.20         91,995,250            88,806,133
 SunAmerica Balanced Portfolio (Class 1)                      18,227,279          11.83        215,613,157           301,452,604
 Technology Portfolio (Class 1)                                9,625,797           1.79         17,208,681            42,326,017
 Telecom Utility Portfolio (Class 1)                           6,396,947           7.06         45,179,776            72,068,352
 Worldwide High Income Portfolio (Class 1)                    10,129,704           6.46         65,426,237            95,832,629
 Aggressive Growth Portfolio (Class 2)                           922,194           6.79          6,262,412             7,495,508
 Alliance Growth Portfolio (Class 2)                           2,640,976          13.97         36,882,888            46,013,733
 Asset Allocation Portfolio (Class 2)                            523,220          11.54          6,038,100             6,427,281
 Blue Chip Growth Portfolio (Class 2)                          1,343,673           4.85          6,512,851             7,776,658
 Cash Management Portfolio (Class 2)                           4,022,088          10.81         43,487,340            43,953,770
 Corporate Bond Portfolio (Class 2)                            2,840,170          11.18         31,739,857            31,563,604
 Davis Venture Value Portfolio (Class 2)                       4,689,210          17.57         82,379,784            91,974,225
 "Dogs" of Wall Street Portfolio (Class 2)                     1,117,795           8.55          9,561,045            10,110,153
 Emerging Markets Portfolio (Class 2)                            493,268           6.12          3,017,366             3,153,743
 Federated Value Portfolio (Class 2)                           1,174,888          11.99         14,085,458            15,946,689
 Foreign Value Portfolio (Class 2)                               252,211           9.43          2,378,321             2,411,308
 Global Bond Portfolio (Class 2)                                 819,957          10.89          8,931,942             8,784,495
 Global Equities Portfolio (Class 2)                           1,038,626           8.18          8,490,769             9,804,041
 Goldman Sachs Research Portfolio (Class 2)                      647,021           5.24          3,391,016             3,705,977
 Growth-Income Portfolio (Class 2)                             1,805,162          17.32         31,264,685            36,533,869
 Growth Opportunities Portfolio (Class 2)                        810,059           3.54          2,869,011             3,391,825
 High-Yield Bond Portfolio (Class 2)                           2,811,496           5.52         15,518,738            16,982,529
 International Diversified Equities Portfolio (Class 2)        1,161,498           5.43          6,307,073             6,779,188
 International Growth and Income Portfolio (Class 2)           1,643,281           7.44         12,225,720            13,127,739
 Marsico Growth Portfolio (Class 2)                            2,310,114           7.64         17,649,384            19,326,228
 MFS Growth and Income Portfolio (Class 2)                     1,730,404           8.60         14,879,604            16,988,162
 MFS Mid-Cap Growth Portfolio (Class 2)                        3,867,569           5.78         22,343,790            30,453,662
 MFS Total Return Portfolio (Class 2)                          6,359,606          14.22         90,425,269            95,040,942
 Putnam Growth Portfolio (Class 2)                               748,211          11.26          8,426,746            10,081,945
 Real Estate Portfolio (Class 2)                                 987,410          11.18         11,040,704            11,051,575
 Small & Mid Cap Value Portfolio (Class 2)                       285,424          10.17          2,903,981             2,803,610
 SunAmerica Balanced Portfolio (Class 2)                       1,289,408          11.82         15,237,993            16,950,666
 Technology Portfolio (Class 2)                                1,985,112           1.79          3,544,791             4,953,823
 Telecom Utility Portfolio (Class 2)                             305,292           7.06          2,154,956             2,533,223
 Worldwide High Income Portfolio (Class 2)                       403,749           6.44          2,601,584             2,722,496
 Aggressive Growth Portfolio (Class 3)                            21,159           6.79            143,649               146,101
 Alliance Growth Portfolio (Class 3)                             116,288          13.96          1,623,657             1,689,069
 Asset Allocation Portfolio (Class 3)                             22,170          11.54            255,785               256,017
 Blue Chip Growth Portfolio (Class 3)                             31,364           4.85            151,984               159,272
 Cash Management Portfolio (Class 3)                             544,984          10.81          5,890,439             5,886,678
 Corporate Bond Portfolio (Class 3)                              175,966          11.17          1,965,978             1,923,121
 Davis Venture Value Portfolio (Class 3)                         240,988          17.56          4,232,590             4,202,807
 "Dogs" of Wall Street Portfolio (Class 3)                        31,618           8.55            270,372               271,330
 Emerging Markets Portfolio (Class 3)                             20,897           6.12            127,859               129,009
 Federated Value Portfolio (Class 3)                              73,706          11.99            883,424               902,682
 Foreign Value Portfolio (Class 3)                               285,254           9.43          2,690,488             2,697,046
 Global Bond Portfolio (Class 3)                                  26,474          10.89            288,310               284,529
 Global Equities Portfolio (Class 3)                              14,188           8.17            115,958               120,488
 Goldman Sachs Research Portfolio (Class 3)                        2,620           5.24             13,727                14,419

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2002

                                                                               Fair Value       Fair
                   Variable Accounts                            Shares          Per Share       Value                  Cost
--------------------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST (continued):
 Growth-Income Portfolio (Class 3)                                81,774          17.32     $    1,415,931        $    1,469,761
 Growth Opportunities Portfolio (Class 3)                         55,113           3.54            195,143               204,145
 High-Yield Bond Portfolio (Class 3)                             242,676           5.52          1,339,542             1,325,440
 International Diversified Equities Portfolio (Class 3)          277,469           5.43          1,506,305             1,485,694
 International Growth and Income Portfolio (Class 3)             129,123           7.44            960,599               969,549
 Marsico Growth Portfolio (Class 3)                               99,147           7.64            757,390               788,767
 MFS Growth and Income Portfolio (Class 3)                        92,946           8.60            799,034               798,756
 MFS Mid-Cap Growth Portfolio (Class 3)                          257,106           5.78          1,484,978             1,489,671
 MFS Total Return Portfolio (Class 3)                            253,172          14.22          3,598,858             3,602,879
 Putnam Growth Portfolio (Class 3)                                38,845          11.26            437,384               459,900
 Real Estate Portfolio (Class 3)                                  38,146          11.18            426,417               414,571
 Small & Mid Cap Value Portfolio (Class 3)                       174,409          10.18          1,774,785             1,725,643
 SunAmerica Balanced Portfolio (Class 3)                          26,538          11.81            313,544               318,396
 Technology Portfolio (Class 3)                                  141,651           1.79            252,890               276,255
 Telecom Utility Portfolio (Class 3)                                  46           7.06                322                   304
 Worldwide High Income Portfolio (Class 3)                            48           6.44                310                   296

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
 Comstock Portfolio                                            7,615,373           9.07        $69,071,417        $   78,115,663
 Emerging Growth Portfolio                                       560,374          19.05         10,675,131            13,213,691
 Growth and Income Portfolio                                   4,064,792          13.45         54,671,463            58,869,037

WM VARIABLE TRUST:
 Balanced Portfolio (Class A)                                  4,529,545          12.42     $   56,256,951        $   58,810,197
 Conservative Balanced Portfolio (Class A)                       544,030           9.73          5,293,412             5,316,425
 Conservative Growth Portfolio (Class A)                       2,535,332          12.16         30,829,627            33,594,777
 Equity Income Fund (Class A)                                    833,554          11.01          9,177,433             9,809,600
 Flexible Income Portfolio (Class A)                           1,102,630          12.41         13,683,644            13,375,879
 Growth & Income Fund (Class A)                                  252,581          13.45          3,397,213             3,853,714
 Growth Fund (Class A)                                           103,022           9.32            960,165             1,160,369
 West Coast Equity Fund (Class A)                                400,980          12.69          5,088,442             5,718,783
 Income Fund (Class A)                                           490,898          10.79          5,296,791             5,099,126
 International Growth Fund (Class A)                              11,322           8.51             96,349               104,938
 Mid Cap Stock Fund (Class A)                                    134,469          11.49          1,545,047             1,634,348
 Money Market Fund (Class A)                                   4,192,292           1.00          4,192,292             4,192,292
 Short Term Income Fund (Class A)                                769,137           2.65          2,038,212             1,991,412
 Small Cap Stock Portfolio (Class A)                              87,886           5.49            482,497               645,220
 Strategic Growth Portfolio (Class A)                            503,300          12.55          6,316,415             7,154,162
 U.S. Government Securities Fund (Class A)                     1,259,062          11.05         13,912,635            13,566,783
 Balanced Portfolio (Class B)                                  2,424,525          12.39         30,039,868            31,444,652
 Conservative Balanced Portfolio (Class B)                       215,887           9.71          2,096,260             2,096,969
 Conservative Growth Portfolio (Class B)                       1,147,270          12.13         13,916,380            15,240,842
 Equity Income Fund (Class B)                                    493,221          10.99          5,420,503             5,878,951
 Flexible Income Portfolio (Class B)                             737,963          12.38          9,135,987             8,942,862
 Growth & Income Fund (Class B)                                   96,908          13.42          1,300,502             1,464,164
 Growth Fund (Class B)                                            66,831           9.30            621,532               750,917
 West Coast Equity Fund (Class B)                                182,629          12.67          2,313,911             2,641,284
 Income Fund (Class B)                                           760,435          10.77          8,189,881             7,912,487
 International Growth Fund (Class B)                              11,007           8.49             93,445               107,515
 Mid Cap Stock Fund (Class B)                                     59,066          11.46            676,899               728,343
 Money Market Fund (Class B)                                   4,680,826           1.00          4,680,826             4,680,826
 Short Term Income Fund (Class B)                                449,299           2.64          1,186,149             1,167,963
 Small Cap Stock Portfolio (Class B)                              42,711           5.47            233,628               361,966
 Strategic Growth Portfolio (Class B)                            184,933          12.54          2,319,061             2,590,139
 U.S. Government Securities Fund (Class B)                     1,112,637          11.02         12,261,264            11,995,331

NATIONS SEPARATE ACCOUNT TRUST (Class B):
 Nations Asset Allocation Portfolio                               39,786           8.05     $      320,275        $      355,373
 Nations Capital Growth Portfolio                                 67,371           7.04            474,292               543,121
 Nations High Yield Bond Portfolio                               632,890           8.45          5,347,918             5,646,089
 Nations International Value Portfolio                           781,034           6.85          5,350,084             6,334,264
 Nations Marsico Focused Equities Portfolio                      642,568          11.39          7,318,854             8,186,824
 Nations Marsico Growth Portfolio                                137,716          11.28          1,553,431             1,787,924
 Nations Marsico 21st Century Portfolio                           62,552           5.71            357,174               375,772
 Nations Marsico International Opportunities Portfolio            16,832           9.67            162,764               167,610
 Nations MidCap Growth Portfolio                                 148,148           5.57            825,185               990,400
 Nations Small Company Portfolio                                 231,202           7.15          1,653,094             1,953,317
 Nations Value Portfolio                                         185,871           8.15          1,514,847             1,780,974

ANCHOR PATHWAY FUND (Class A):
 Growth Series                                                22,867,944          20.20     $  461,949,416        $  820,263,920
 International Series                                         16,192,341           6.39        103,399,320           178,033,450
 Growth-Income Series                                         30,375,840          16.43        499,046,074           765,511,009
 Asset Allocation Series                                       8,649,180           8.93         77,262,301           106,037,227
 High-Yield Bond Series                                        6,217,792           7.58         47,100,049            64,020,906
 U.S. Government/AAA-Rated Securities Series                   6,747,891          10.96         73,975,247            74,124,744
 Cash Management Series                                        4,072,739          10.38         42,259,574            43,852,426

AMERICAN FUNDS INSURANCE SERIES (Class 2):
 Asset Allocation Fund                                           923,810          12.18     $   11,252,004        $   11,328,062
 Global Growth Fund                                              470,486          11.32          5,325,902             5,281,219
 Growth Fund                                                     386,874          33.29         12,879,034            13,255,719
 Growth-Income Fund                                              848,956          25.52         21,665,364            21,681,443

LORD ABBETT SERIES FUND, INC. (Class VC):
 Growth & Income Portfolio                                     1,056,318          18.83     $   19,890,469        $   20,742,727
 Mid Cap Value Portfolio                                       1,059,364          13.86         14,682,783            15,236,156

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002

                                                          Government                                                    Government
                                            Capital          and                            Natural       Capital          and
                                         Appreciation    Quality Bond       Growth         Resources    Appreciation   Quality Bond
                                          Portfolio       Portfolio       Portfolio        Portfolio     Portfolio       Portfolio
                                          (Class 1)       (Class 1)       (Class 1)        (Class 1)     (Class 2)       (Class 2)
                                        --------------------------------------------------------------------------------------------
Investment income:
    Dividends                           $           0   $  21,659,673   $   1,438,579    $    585,091   $         0   $   2,437,532
                                        --------------------------------------------------------------------------------------------
        Total investment income                     0      21,659,673       1,438,579         585,091             0       2,437,532
                                        --------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge     (13,640,049)     (7,655,620)     (5,588,035)       (940,876)     (542,807)       (759,424)
    Distribution expense charge            (1,489,867)       (835,084)       (610,367)       (102,699)      (56,217)        (79,165)
                                        --------------------------------------------------------------------------------------------
        Total expenses                    (15,129,916)     (8,490,704)     (6,198,402)     (1,043,575)     (599,024)       (838,589)
                                        --------------------------------------------------------------------------------------------

Net investment income (loss)              (15,129,916)     13,168,969      (4,759,823)       (458,484)     (599,024)      1,598,943
                                        --------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold             307,873,640     147,018,269     115,625,935      24,810,755     4,637,285      19,437,100
    Cost of shares sold                  (476,853,754)   (142,160,756)   (168,162,352)    (24,809,907)   (5,390,209)    (19,362,991)
                                        --------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                (168,980,114)      4,857,513     (52,536,417)            848      (752,924)         74,109
Realized gain distributions                         0               0               0       3,470,720             0               0
                                        --------------------------------------------------------------------------------------------

Net realized gains (losses)              (168,980,114)      4,857,513     (52,536,417)      3,471,568      (752,924)         74,109
                                        --------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation)
  of investments:
    Beginning of period                  (420,255,340)      9,729,684    (122,026,983)         71,498       370,907        (115,793)
    End of period                        (526,904,526)     32,199,023    (180,095,751)     (1,093,895)   (8,090,380)      2,187,299
                                        --------------------------------------------------------------------------------------------

Change in net unrealized
  appreciation
    (depreciation) of investments        (106,649,186)     22,469,339     (58,068,768)     (1,165,393)   (8,461,287)      2,303,092
                                        --------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations
                                        $(290,759,216)  $  40,495,821   $(115,365,008)   $  1,847,691   $(9,813,235)  $   3,976,144
                                        ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                  (Continued)

                                                                                          Government
                                                           Natural          Capital          and                          Natural
                                            Growth        Resources      Appreciation    Quality Bond      Growth        Resources
                                          Portfolio       Portfolio        Portfolio      Portfolio      Portfolio       Portfolio
                                          (Class 2)       (Class 2)      (Class 3)(1)   (Class 3) (1)  (Class 3) (1)   (Class 3) (1)
                                        --------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $      58,148   $      29,480   $           0    $          0   $         0   $           0
                                        --------------------------------------------------------------------------------------------
        Total investment income                58,148          29,480               0               0             0               0
                                        --------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge        (274,911)        (45,376)         (4,814)         (8,823)       (3,122)           (145)
    Distribution expense charge               (28,668)         (4,680)           (895)         (1,616)         (568)            (26)
                                        --------------------------------------------------------------------------------------------
        Total expenses                       (303,579)        (50,056)         (5,709)        (10,439)       (3,690)           (171)
                                        --------------------------------------------------------------------------------------------

Net investment income (loss)                 (245,431)        (20,576)         (5,709)        (10,439)       (3,690)           (171)
                                        --------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold               3,672,163       1,896,654          27,945          28,521        16,458           3,369
    Cost of shares sold                    (4,243,287)     (1,992,750)        (27,430)        (28,440)      (15,542)         (3,273)
                                        --------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    (571,124)        (96,096)            515              81           916              96
Realized gain distributions                         0         211,016               0               0             0               0
                                        --------------------------------------------------------------------------------------------

Net realized gains (losses)                  (571,124)        114,920             515              81           916              96
                                        --------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                       219,757          45,004               0               0             0               0
    End of period                          (4,102,903)       (105,996)        (74,900)         99,282        (4,153)          5,300
                                        --------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments          (4,322,660)       (151,000)        (74,900)         99,282        (4,153)          5,300
                                        --------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
  operations                            $  (5,139,215)  $     (56,656)  $     (80,094)   $     88,924   $    (6,927)  $       5,225
                                        ============================================================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                          Aggressive       Alliance         Asset        Blue Chip         Cash          Corporate
                                            Growth          Growth       Allocation       Growth        Management          Bond
                                          Portfolio       Portfolio       Portfolio      Portfolio      Portfolio        Portfolio
                                          (Class 1)       (Class 1)       (Class 1)      (Class 1)      (Class 1)        (Class 1)
                                        --------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $     484,019   $   2,992,957   $ 15,257,313   $     57,426   $  11,801,207   $  12,987,302
                                        -------------------------------------------------------------------------------------------
        Total investment income               484,019       2,992,957     15,257,313         57,426      11,801,207      12,987,302
                                        -------------------------------------------------------------------------------------------
Expenses:
    Mortality and expense risk charge      (2,419,573)    (16,985,283)    (5,893,485)      (307,664)     (5,257,081)     (2,934,158)
    Distribution expense charge              (264,318)     (1,856,458)      (644,746)       (33,346)       (573,801)       (320,081)
                                        -------------------------------------------------------------------------------------------
        Total expenses                     (2,683,891)    (18,841,741)    (6,538,249)      (341,010)     (5,830,882)     (3,254,239)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)               (2,199,872)    (15,848,784)     8,719,064       (283,584)      5,970,325       9,733,063
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold              97,228,440     437,023,779     84,235,391     10,687,802   1,001,547,962      65,874,420
    Cost of shares sold                  (172,838,333)   (726,921,531)   (96,375,672)   (14,629,841) (1,007,788,133)    (67,372,234)
                                        -------------------------------------------------------------------------------------------
Net realized gains (losses) from
  securities transactions                 (75,609,893)   (289,897,752)   (12,140,281)    (3,942,039)     (6,240,171)     (1,497,814)
Realized gain distributions                         0               0              0              0               0               0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)               (75,609,893)   (289,897,752)   (12,140,281)    (3,942,039)     (6,240,171)     (1,497,814)
                                        -------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                  (162,890,586)   (594,689,337)   (34,624,326)    (4,663,474)     (5,485,989)     (5,385,675)
    End of period                        (140,041,163)   (797,188,671)   (73,933,055)    (8,835,384)     (5,858,352)     (2,192,997)
                                        -------------------------------------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments          22,849,423    (202,499,334)   (39,308,729)    (4,171,910)       (372,363)      3,192,678
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
  operations                            $ (54,960,342)  $(508,245,870)  $(42,729,946)  $ (8,397,533)  $    (642,209)  $  11,427,927
                                        ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                            Davis
                                           Venture        "Dogs" of        Emerging      Federated       Global           Global
                                            Value        Wall Street       Markets         Value          Bond           Equities
                                          Portfolio       Portfolio       Portfolio      Portfolio      Portfolio       Portfolio
                                          (Class 1)       (Class 1)       (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                        --------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $  10,173,166   $   1,833,266   $    170,623   $  2,007,548   $   1,884,431   $           0
                                        -------------------------------------------------------------------------------------------
        Total investment income            10,173,166       1,833,266        170,623      2,007,548       1,884,431               0
                                        -------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge     (24,292,624)     (1,407,891)      (968,056)    (2,629,195)     (1,597,795)     (3,824,833)
    Distribution expense charge            (2,653,484)       (153,604)      (105,772)      (287,205)       (174,259)       (418,352)
                                        -------------------------------------------------------------------------------------------
        Total expenses                    (26,946,108)     (1,561,495)    (1,073,828)    (2,916,400)     (1,772,054)     (4,243,185)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)              (16,772,942)        271,771       (903,205)      (908,852)        112,377      (4,243,185)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold             403,040,646      53,291,500     49,773,106     64,712,342      38,503,681     203,180,829
    Cost of shares sold                  (468,143,799)    (55,877,993)   (55,962,157)   (76,237,333)    (39,578,103)   (292,556,152)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                 (65,103,153)     (2,586,493)    (6,189,051)   (11,524,991)     (1,074,422)    (89,375,323)
Realized gain distributions                         0               0              0              0       1,510,192               0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)               (65,103,153)     (2,586,493)    (6,189,051)   (11,524,991)        435,770     (89,375,323)
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                   (64,226,683)        777,508    (11,426,304)    (7,383,916)     (4,778,258)   (113,948,527)
    End of period                        (354,237,851)     (7,760,137)   (11,412,078)   (41,721,636)       (592,565)   (115,831,982)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments        (290,011,168)     (8,537,645)        14,226    (34,337,720)      4,185,693      (1,883,455)
                                        -------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  operations                            $(371,887,263)  $ (10,852,367)  $ (7,078,030)  $(46,771,563)  $   4,733,840   $ (95,501,963)
                                        ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                            Goldman                                                                    International
                                             Sachs         Growth-           Growth     High-Yield     Diversified    International
                                           Research         Income       Opportunities     Bond          Equities    Growth & Income
                                          Portfolio       Portfolio       Portfolio      Portfolio      Portfolio        Portfolio
                                          (Class 1)       (Class 1)       (Class 1)      (Class 1)      (Class 1)        (Class 1)
                                        --------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $           0   $   7,807,268   $          0   $ 26,668,738   $           0   $   1,124,421
                                        -------------------------------------------------------------------------------------------
        Total investment income                     0       7,807,268              0     26,668,738               0       1,124,421
                                        -------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge        (334,557)    (13,494,957)      (285,510)    (2,665,754)     (2,413,196)     (2,880,080)
    Distribution expense charge               (36,278)     (1,475,066)       (31,043)      (291,229)       (263,849)       (314,339)
                                        -------------------------------------------------------------------------------------------
        Total expenses                       (370,835)    (14,970,023)      (316,553)    (2,956,983)     (2,677,045)     (3,194,419)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)                 (370,835)     (7,162,755)      (316,553)    23,711,755      (2,677,045)     (2,069,998)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold              14,905,241     264,607,584     15,727,467    131,889,072     400,158,167     177,934,853
    Cost of shares sold                   (22,949,165)   (328,022,153)   (26,483,156)   172,298,780)   (447,775,064)   (216,850,212)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                  (8,043,924)    (63,414,569)   (10,755,689)   (40,409,708)    (47,616,897)    (38,915,359)
Realized gain distributions                         0               0              0              0               0               0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                (8,043,924)    (63,414,569)   (10,755,689)   (40,409,708)    (47,616,897)    (38,915,359)
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                    (9,314,803)    (82,894,452)    (9,515,842)   (66,946,440)    (64,571,501)    (49,240,003)
    End of period                         (10,003,636)   (269,155,715)   (10,731,629)   (63,882,869)    (70,752,273)    (59,040,860)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments            (688,833)   (186,261,263)    (1,215,787)     3,063,571      (6,180,772)     (9,800,857)
                                        -------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  operations                            $  (9,103,592)  $(256,838,587)  $(12,288,029)  $(13,634,382)  $ (56,474,714)  $ (50,786,214)
                                        ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                                             MFS            MFS
                                           Marsico        Growth and      Mid-Cap          MFS           Putnam           Real
                                           Growth           Income        Growth       Total Return      Growth          Estate
                                          Portfolio       Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                          (Class 1)       (Class 1)      (Class 1)       (Class 1)      (Class 1)       (Class 1)
                                        -------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $       4,958   $  1,894,505   $           0   $  9,326,094   $     526,117   $   2,493,814
                                        -------------------------------------------------------------------------------------------
        Total investment income                 4,958      1,894,505               0      9,326,094         526,117       2,493,814
                                        -------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk charge         (451,024)    (3,404,630)     (2,403,810)    (6,406,839)     (4,484,553)     (1,287,267)
   Distribution expense charge                (48,674)      (371,589)       (261,430)      (696,990)       (490,352)       (140,689)
                                        -------------------------------------------------------------------------------------------
        Total expenses                       (499,698)    (3,776,219)     (2,665,240)    (7,103,829)     (4,974,905)     (1,427,956)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)                 (494,740)    (1,881,714)     (2,665,240)     2,222,265      (4,448,788)      1,065,858
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
   Proceeds from shares sold                7,095,613     59,917,090      73,974,612     37,337,376     104,593,359      40,545,981
   Cost of shares sold                     (7,538,287)   (84,590,176)   (155,567,456)   (38,608,364)   (166,385,206)    (39,336,886)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    (442,674)   (24,673,086)    (81,592,844)    (1,270,988)    (61,791,847)      1,209,095
Realized gain distributions                         0              0               0      5,866,222               0               0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                  (442,674)   (24,673,086)    (81,592,844)     4,595,234     (61,791,847)      1,209,095
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                       (160,142)   (61,255,097)   (113,420,868)    10,604,597    (140,333,540)      3,495,475
   End of period                           (5,874,592)   (98,836,251)   (159,943,349)   (27,841,298)   (183,857,229)      3,189,117
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
   (depreciation) of investments           (5,714,450)   (37,581,154)    (46,522,481)   (38,445,895)    (43,523,689)       (306,358)
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets
   from operations                      $  (6,651,864)  $(64,135,954)  $(130,780,565)  $(31,628,396)  $(109,764,324)  $   1,968,595
                                        ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                          SunAmerica                      Telecom        Worldwide      Aggressive       Alliance
                                           Balanced       Technology      Utility       High Income       Growth          Growth
                                          Portfolio       Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                          (Class 1)       (Class 1)      (Class 1)       (Class 1)      (Class 2)       (Class 2)
                                        -------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $   6,517,496   $           0  $   4,631,970   $  9,484,328   $      12,469   $      61,795
                                        -------------------------------------------------------------------------------------------
        Total investment income             6,517,496               0      4,631,970      9,484,328          12,469          61,795
                                        -------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk charge       (3,740,276)       (332,126)      (715,526)      (980,720)        (67,879)       (404,622)
   Distribution expense charge               (408,808)        (36,027)       (78,175)      (107,302)         (7,133)        (42,418)
                                        -------------------------------------------------------------------------------------------
        Total expenses                     (4,149,084)       (368,153)      (793,701)    (1,088,022)        (75,012)       (447,040)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)                2,368,412        (368,153)     3,838,269      8,396,306         (62,543)       (385,245)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
   Proceeds from shares sold               81,016,328      17,818,088     24,104,460     24,014,304       2,222,089       6,557,499
   Cost of shares sold                   (104,216,042)    (40,012,218)   (38,374,718)   (34,453,220)     (2,463,115)     (7,835,164)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                 (23,199,714)    (22,194,130)   (14,270,258)   (10,438,916)       (241,026)     (1,277,665)
Realized gain distributions                         0               0              0              0               0               0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)               (23,199,714)    (22,194,130)   (14,270,258)   (10,438,916)       (241,026)     (1,277,665)
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                    (55,465,347)    (28,708,947)   (20,785,898)   (30,526,215)       (108,267)        220,968
   End of period                          (85,839,447)    (25,117,336)   (26,888,576)   (30,406,392)     (1,233,096)     (9,130,845)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments         (30,374,100)      3,591,611     (6,102,678)       119,823      (1,124,829)     (9,351,813)
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                       $ (51,205,402)  $ (18,970,672) $ (16,534,667)  $ (1,922,787)  $  (1,428,398)  $ (11,014,723)
                                        ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                             Asset        Blue Chip         Cash          Corporate         Davis        "Dogs" of
                                          Allocation       Growth         Management         Bond       Venture Value   Wall Street
                                          Portfolio       Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                          (Class 2)       (Class 2)       (Class 2)       (Class 2)       (Class 2)      (Class 2)
                                        -------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $     178,811   $      11,555   $   1,237,438   $   1,519,097   $     374,048   $   128,133
                                        -------------------------------------------------------------------------------------------
        Total investment income               178,811          11,555       1,237,438       1,519,097         374,048       128,133
                                        -------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk charge          (50,903)        (63,699)       (422,610)       (276,241)       (776,805)      (83,009)
   Distribution expense charge                 (5,013)         (6,664)        (44,052)        (28,739)        (81,235)       (8,535)
                                        -------------------------------------------------------------------------------------------
        Total expenses                        (55,916)        (70,363)       (466,662)       (304,980)       (858,040)      (91,544)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)                  122,895         (58,808)        770,776       1,214,117        (483,992)       36,589
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
   Proceeds from shares sold                  391,066       1,176,905     102,659,218       6,807,426       4,505,902     3,046,380
   Cost of shares sold                       (382,393)     (1,404,146)   (103,135,503)     (7,004,659)     (5,187,136)   (3,276,578)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                       8,673        (227,241)       (476,285)       (197,233)       (681,234)     (230,198)
Realized gain distributions                         0               0               0               0               0             0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                     8,673        (227,241)       (476,285)       (197,233)       (681,234)     (230,198)
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                           402          22,458         (59,978)        (96,807)        (39,519)       67,454
    End of period                            (389,181)     (1,263,807)       (466,430)        176,253      (9,594,441)     (549,108)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments            (389,583)     (1,286,265)       (406,452)        273,060      (9,554,922)     (616,562)
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                       $    (258,015)  $  (1,572,314)  $    (111,961)  $   1,289,944   $ (10,720,148)  $  (810,171)
                                        ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                          Emerging        Federated        Foreign         Global          Global      Goldman Sachs
                                           Markets          Value           Value           Bond          Equities       Research
                                          Portfolio       Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                          (Class 2)       (Class 2)     (Class 2) (2)     (Class 2)       (Class 2)      (Class 2)
                                        -------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $       4,648   $     128,139   $       6,991   $     107,998   $           0   $         0
                                        -------------------------------------------------------------------------------------------
        Total investment income                 4,648         128,139           6,991         107,998               0             0
                                        -------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk charge          (30,512)       (142,468)         (4,425)        (76,705)        (86,770)      (34,823)
   Distribution expense charge                 (3,185)        (14,714)           (466)         (7,997)         (9,101)       (3,623)
                                        -------------------------------------------------------------------------------------------
        Total expenses                        (33,697)       (157,182)         (4,891)        (84,702)        (95,871)      (38,446)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)                  (29,049)        (29,043)          2,100          23,296         (95,871)      (38,446)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
   Proceeds from shares sold                5,539,817       3,057,131          57,978       1,713,219       4,815,926     3,344,748
   Cost of shares sold                     (5,678,552)     (3,434,738)        (57,778)     (1,710,340)     (5,289,852)   (3,674,210)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    (138,735)       (377,607)            200           2,879        (473,926)     (329,462)
Realized gain distributions                         0               0               0          91,021               0             0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                  (138,735)       (377,607)            200          93,900        (473,926)     (329,462)
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                         23,525         117,530               0         (32,811)         30,542        31,028
   End of period                             (136,377)     (1,861,231)        (32,987)        147,447      (1,313,272)     (314,961)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments            (159,902)     (1,978,761)        (32,987)        180,258      (1,343,814)     (345,989)
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                       $    (327,686)  $ ( 2,385,411)  $     (30,687)  $     297,454   $  (1,913,611)  $  (713,897)
                                        ===========================================================================================

    (2) For the period from August 1, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                                                                         International   International
                                           Growth-          Growth        High-Yield      Diversified       Growth         Marsico
                                           Income       Opportunities        Bond          Equities       and Income       Growth
                                          Portfolio       Portfolio       Portfolio        Portfolio       Portfolio      Portfolio
                                          (Class 2)       (Class 2)       (Class 2)        (Class 2)       (Class 2)      (Class 2)
                                        -------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $     221,048   $           0   $   1,655,326   $           0   $      51,070   $         0
                                        -------------------------------------------------------------------------------------------
        Total investment income               221,048               0       1,655,326               0          51,070             0
                                        -------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk charge         (321,430)        (30,636)       (129,859)        (57,739)       (115,430)     (143,044)
   Distribution expense charge                (33,638)         (3,206)        (13,376)         (5,995)        (12,004)      (15,043)
                                        -------------------------------------------------------------------------------------------
        Total expenses                       (355,068)        (33,842)       (143,235)        (63,734)       (127,434)     (158,087)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)                 (134,020)        (33,842)      1,512,091         (63,734)        (76,364)     (158,087)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
   Proceeds from shares sold                4,398,908       3,007,846       9,012,115      29,472,981      24,751,833     1,903,367
   Cost of shares sold                     (5,102,975)     (3,528,170)     (9,609,006)    (30,232,325)    (25,733,507)   (1,978,758)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    (704,067)       (520,324)       (596,891)       (759,344)       (981,674)      (75,391)
Realized gain distributions                         0               0               0               0               0             0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                  (704,067)       (520,324)       (596,891)       (759,344)       (981,674)      (75,391)
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                       109,617          28,783         (80,843)         (3,257)         32,944       108,277
    End of period                          (5,269,184)       (522,814)     (1,463,791)       (472,115)       (902,019)   (1,676,844)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments          (5,378,801)       (551,597)     (1,382,948)       (468,858)       (934,963)   (1,785,121)
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                       $  (6,216,888)  $  (1,105,763)  $    (467,748)  $  (1,291,936)  $  (1,993,001)  $(2,018,599)
                                        ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                          MFS Growth      MFS Mid-Cap     MFS Total        Putnam           Real        Small & Mid
                                          and Income        Growth         Return          Growth          Estate        Cap Value
                                           Portfolio      Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                           (Class 2)      (Class 2)       (Class 2)       (Class 2)       (Class 2)    (Class 2) (2)
                                        -------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $      93,019   $           0   $   1,299,129   $       6,553   $     207,627   $     1,528
                                        -------------------------------------------------------------------------------------------
        Total investment income                93,019               0       1,299,129           6,553         207,627         1,528
                                        -------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk charge         (138,046)       (229,879)       (772,820)        (91,239)        (89,577)       (6,995)
   Distribution expense charge                (14,460)        (23,916)        (80,706)         (9,597)         (9,268)         (727)
                                        -------------------------------------------------------------------------------------------
        Total expenses                       (152,506)       (253,795)       (853,526)       (100,836)        (98,845)       (7,722)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)                  (59,487)       (253,795)        445,603         (94,283)        108,782        (6,194)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
   Proceeds from shares sold                1,648,020       4,267,751       5,217,193       2,464,516       3,528,906        92,062
   Cost of shares sold                     (1,873,479)     (5,566,799)     (5,521,239)     (2,759,001)     (3,634,058)      (88,891)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    (225,459)     (1,299,048)       (304,046)       (294,485)       (105,152)        3,171
Realized gain distributions                         0               0         853,468               0               0             0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                  (225,459)     (1,299,048)        549,422        (294,485)       (105,152)        3,171
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                         7,092         136,095         173,836          19,424          36,092             0
    End of period                          (2,108,558)     (8,109,872)     (4,615,673)     (1,655,199)        (10,871)      100,371
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments          (2,115,650)     (8,245,967)     (4,789,509)     (1,674,623)        (46,963)      100,371
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                       $  (2,400,596)  $  (9,798,810)  $  (3,794,484)  $  (2,063,391)  $     (43,333)  $    97,348
                                        ===========================================================================================

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                          SunAmerica                       Telecom        Worldwide       Aggressive     Alliance
                                           Balanced       Technology       Utility       High Income        Growth        Growth
                                          Portfolio       Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                          (Class 2)       (Class 2)       (Class 2)       (Class 2)     (Class 3) (1)  (Class 3) (1)
                                        -------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $     327,010   $           0   $     172,568   $     228,087   $           0   $         0
                                        -------------------------------------------------------------------------------------------
        Total investment income               327,010               0         172,568         228,087               0             0
                                        -------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge        (138,954)        (40,128)        (20,230)        (22,619)           (125)       (2,261)
    Distribution expense charge               (14,503)         (4,163)         (2,093)         (2,313)            (24)         (415)
                                        -------------------------------------------------------------------------------------------
        Total expenses                       (153,457)        (44,291)        (22,323)        (24,932)           (149)       (2,676)
                                        -------------------------------------------------------------------------------------------

 Net investment income (loss)                 173,553         (44,291)        150,245         203,155            (149)       (2,676)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold               1,738,923       1,283,790         880,104       1,129,364             341        41,744
    Cost of shares sold                    (1,888,235)     (1,706,323)     (1,046,632)     (1,210,195)           (342)      (39,109)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    (149,312)       (422,533)       (166,528)        (80,831)             (1)        2,635
Realized gain distributions                         0               0               0               0               0             0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                  (149,312)       (422,533)       (166,528)        (80,831)             (1)        2,635
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                       (13,506)         95,009         (24,097)          2,867               0             0
    End of period                          (1,712,673)     (1,409,032)       (378,267)       (120,912)         (2,452)      (65,412)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments          (1,699,167)     (1,504,041)       (354,170)       (123,779)         (2,452)      (65,412)
                                        -------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  operations                            $  (1,674,926)  $  (1,970,865)  $    (370,453)  $      (1,455)  $      (2,602)  $   (65,453)
                                        ===========================================================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                              Asset        Blue Chip          Cash         Corporate        Davis       "Dogs" of
                                           Allocation       Growth         Management        Bond       Venture Value  Wall Street
                                           Portfolio       Portfolio       Portfolio       Portfolio      Portfolio     Portfolio
                                         (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                        -------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $          10   $           0   $           0   $           0   $           0   $         0
                                        -------------------------------------------------------------------------------------------
        Total investment income                    10               0               0               0               0             0
                                        -------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge            (391)           (204)         (5,346)         (1,907)         (5,416)         (262)
    Distribution expense charge                   (64)            (40)           (981)           (367)         (1,002)          (48)
                                        -------------------------------------------------------------------------------------------
        Total expenses                           (455)           (244)         (6,327)         (2,274)         (6,418)         (310)
                                        -------------------------------------------------------------------------------------------

 Net investment income (loss)                    (445)           (244)         (6,327)         (2,274)         (6,418)         (310)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold                   1,300          13,660         528,197          73,376          55,716        15,627
    Cost of shares sold                        (1,283)        (13,694)       (527,940)        (73,325)        (55,486)      (15,132)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                          17             (34)            257              51             230           495
Realized gain distributions                         0               0               0               0               0             0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                        17             (34)            257              51             230           495
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                             0               0               0               0               0             0
    End of period                                (232)         (7,288)          3,761          42,857          29,783          (958)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                (232)         (7,288)          3,761          42,857          29,783          (958)
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                       $        (660)  $      (7,566)  $      (2,309)  $      40,634   $      23,595   $      (773)
                                        ===========================================================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                           Emerging       Federated        Foreign         Global           Global     Goldman Sachs
                                           Markets          Value           Value           Bond           Equities      Research
                                          Portfolio       Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                        (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)  (Class 3) (1)
                                        -------------------------------------------------------------------------------------------
Investment income:
    Dividends                           $           0   $           0   $       6,946   $           0   $           0   $         0
                                        -------------------------------------------------------------------------------------------
        Total investment income                     0               0           6,946               0               0             0
                                        -------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge            (124)         (1,004)         (3,819)           (386)           (177)          (60)
    Distribution expense charge                   (22)           (191)           (701)            (75)            (33)          (10)
                                        -------------------------------------------------------------------------------------------
        Total expenses                           (146)         (1,195)         (4,520)           (461)           (210)          (70)
                                        -------------------------------------------------------------------------------------------

 Net investment income (loss)                    (146)         (1,195)          2,426            (461)           (210)          (70)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold                   1,095           3,374          42,558          23,581          36,994        24,715
    Cost of shares sold                        (1,090)         (3,352)        (40,852)        (23,400)        (35,918)      (25,299)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                           5              22           1,706             181           1,076          (584)
Realized gain distributions                         0               0               0               0               0             0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                         5              22           1,706             181           1,076          (584)
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                             0               0               0               0               0             0
    End of period                              (1,150)        (19,258)         (6,558)          3,781          (4,530)         (692)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments              (1,150)        (19,258)         (6,558)          3,781          (4,530)         (692)
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                       $      (1,291)  $     (20,431)  $      (2,426)  $       3,501   $      (3,664)  $    (1,346)
                                        ===========================================================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                                                                        International   International
                                           Growth-         Growth         High-Yield     Diversified        Growth        Marsico
                                           Income       Opportunities        Bond         Equities        and Income       Growth
                                          Portfolio       Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                        (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)  (Class 3) (1)
                                        --------------------------------------------------------------------------------------------
Investment income:
    Dividends                           $           0   $           0   $           0   $           0   $           0   $         0
                                        -------------------------------------------------------------------------------------------
        Total investment income                     0               0               0               0               0             0
                                        -------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge          (1,527)           (276)         (1,229)         (2,217)         (1,066)         (922)
    Distribution expense charge                  (287)            (50)           (215)           (399)           (207)         (170)
                                        -------------------------------------------------------------------------------------------
        Total expenses                         (1,814)           (326)         (1,444)         (2,616)         (1,273)       (1,092)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)                   (1,814)           (326)         (1,444)         (2,616)         (1,273)       (1,092)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold                  38,147             270          31,959          10,114          66,322        55,632
    Cost of shares sold                       (38,143)           (263)        (31,342)        (10,012)        (64,899)      (55,222)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                           4               7             617             102           1,423           410
Realized gain distributions                         0               0               0               0               0             0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                         4               7             617             102           1,423           410
                                        -------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                             0               0               0               0               0             0
    End of period                             (53,830)         (9,002)         14,102          20,611          (8,950)      (31,377)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments             (53,830)         (9,002)         14,102          20,611          (8,950)      (31,377)
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
  operations                            $     (55,640)  $      (9,321)  $      13,275   $      18,097   $      (8,800)  $   (32,059)
                                        ===========================================================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                               MFS Growth         MFS Mid-Cap           MFS Total
                                                               and Income           Growth              Return
                                                                Portfolio          Portfolio           Portfolio
                                                              (Class 3) (1)      (Class 3) (1)       (Class 3) (1)
                                                              ---------------------------------------------------
Investment income:
     Dividends                                                $          0       $          0        $          0
                                                              ---------------------------------------------------
         Total investment income                                         0                  0                   0
                                                              ---------------------------------------------------

Expenses:
     Mortality and expense risk charge                              (1,112)            (2,083)             (4,048)
     Distribution expense charge                                      (203)              (383)               (762)
                                                              ---------------------------------------------------
         Total expenses                                             (1,315)            (2,466)             (4,810)
                                                              ---------------------------------------------------

Net investment income (loss)                                        (1,315)            (2,466)             (4,810)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      10,314              3,608              78,666
     Cost of shares sold                                            (9,892)            (3,443)            (79,083)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions               422                165                (417)
Realized gain distributions                                              0                  0                   0
                                                              ---------------------------------------------------

Net realized gains (losses)                                            422                165                (417)
                                                              ---------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                 0                  0                   0
     End of period                                                     278             (4,693)             (4,021)
                                                              ---------------------------------------------------

Change in net unrealized appreciation (depreciation) of
     investments                                                      278             (4,693)             (4,021)
                                                              ---------------------------------------------------

Increase (decrease) in net assets from operations             $       (615)      $     (6,994)       $     (9,248)
                                                              ===================================================

                                                                 Putnam               Real           Small & Mid
                                                                 Growth              Estate           Cap Value
                                                                Portfolio           Portfolio         Portfolio
                                                              (Class 3) (1)       (Class 3) (1)      (Class 3) (1)
                                                              ---------------------------------------------------
Investment income:
     Dividends                                                $          0        $          0       $        526
                                                              ---------------------------------------------------
         Total investment income                                         0                   0                526
                                                              ---------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (499)               (501)            (2,278)
     Distribution expense charge                                       (95)                (91)              (419)
                                                              ---------------------------------------------------
         Total expenses                                               (594)               (592)            (2,697)
                                                              ---------------------------------------------------

Net investment income (loss)                                          (594)               (592)            (2,171)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                       4,045               5,061             37,213
     Cost of shares sold                                            (4,124)             (4,923)           (36,275)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions               (79)                138                938
Realized gain distributions                                              0                   0                  0
                                                              ---------------------------------------------------

Net realized gains (losses)                                            (79)                138                938
                                                              ---------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                 0                   0                  0
     End of period                                                 (22,516)             11,846             49,142
                                                              ---------------------------------------------------

Change in net unrealized appreciation (depreciation) of
     investments                                                   (22,516)             11,846             49,142
                                                              ---------------------------------------------------

Increase (decrease) in net assets from operations             $    (23,189)       $     11,392       $     47,909
                                                              ===================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                               SunAmerica                              Telecom
                                                                Balanced          Technology           Utility
                                                                Portfolio          Portfolio           Portfolio
                                                              (Class 3) (1)      (Class 3) (1)       (Class 3) (3)
                                                              ---------------------------------------------------
Investment income:
     Dividends                                                $          0       $           0       $          0
                                                              ---------------------------------------------------
         Total investment income                                         0                   0                  0
                                                              ---------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (312)               (341)                (2)
     Distribution expense charge                                       (56)                (63)                 0
                                                              ---------------------------------------------------
         Total expenses                                               (368)               (404)                (2)
                                                              ---------------------------------------------------

Net investment income (loss)                                          (368)               (404)                (2)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                       9,092              27,380              2,328
     Cost of shares sold                                            (9,127)            (31,395)            (2,233)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions               (35)             (4,015)                95
Realized gain distributions                                              0                   0                  0
                                                              ---------------------------------------------------

Net realized gains (losses)                                            (35)             (4,015)                95
                                                              ---------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                 0                   0                  0
     End of period                                                  (4,852)            (23,365)                18
                                                              ---------------------------------------------------

Change in net unrealized appreciation (depreciation) of
     investments                                                    (4,852)            (23,365)                18
                                                              ---------------------------------------------------

Increase (decrease) in net assets from operations             $     (5,255)      $     (27,784)      $        111
                                                              ===================================================

                                                                Worldwide                              Emerging
                                                               High Income          Comstock            Growth
                                                                Portfolio           Portfolio          Portfolio
                                                              (Class 3) (3)        (Class II)         (Class II)
                                                              ---------------------------------------------------
Investment income:
     Dividends                                                $          0       $     123,439        $     2,149
                                                              ---------------------------------------------------
         Total investment income                                         0             123,439              2,149
                                                              ---------------------------------------------------

Expenses:
     Mortality and expense risk charge                                  (2)           (604,781)           (98,449)
     Distribution expense charge                                         0             (64,898)           (10,477)
                                                              ---------------------------------------------------
         Total expenses                                                 (2)           (669,679)          (108,926)
                                                              ---------------------------------------------------

Net investment income (loss)                                            (2)           (546,240)          (106,777)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                       2,229          10,012,616          1,882,155
     Cost of shares sold                                            (2,170)        (11,785,302)        (2,158,142)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions                59          (1,772,686)          (275,987)
Realized gain distributions                                              0             252,038                  0
                                                              ---------------------------------------------------

Net realized gains (losses)                                             59          (1,520,648)          (275,987)
                                                              ---------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                 0             103,027             10,892
     End of period                                                      14          (9,044,246)        (2,538,560)
                                                              ---------------------------------------------------

Change in net unrealized appreciation (depreciation) of
     investments                                                        14          (9,147,273)        (2,549,452)
                                                              ---------------------------------------------------

Increase (decrease) in net assets from operations             $         71       $ (11,214,161)       $(2,932,216)
                                                              ===================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(3) For the period from November 11, 2002 (inception) to December 31, 2002.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                               Growth and                            Conservative
                                                                 Income           Balanced             Balanced
                                                               Portfolio          Portfolio           Portfolio
                                                               (Class II)         (Class A)           (Class A)
                                                              ---------------------------------------------------
Investment income:
     Dividends                                                $     68,280        $   715,842        $     22,046
                                                              ---------------------------------------------------
         Total investment income                                    68,280            715,842              22,046
                                                              ---------------------------------------------------

Expenses:
     Mortality and expense risk charge                            (385,857)          (469,977)            (41,827)
     Distribution expense charge                                   (41,950)           (50,126)             (4,587)
                                                              ---------------------------------------------------
         Total expenses                                           (427,807)          (520,103)            (46,414)
                                                              ---------------------------------------------------

Net investment income (loss)                                      (359,527)           195,739             (24,368)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                   3,344,711          5,169,162             239,216
     Cost of shares sold                                        (3,681,713)        (5,506,913)           (246,839)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions          (337,002)          (337,751)             (7,623)
Realized gain distributions                                              0                  0               4,473
                                                              ---------------------------------------------------

Net realized gains (losses)                                       (337,002)          (337,751)             (3,150)
                                                              ---------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                            63,470            189,774               8,299
     End of period                                              (4,197,574)        (2,553,246)            (23,013)
                                                              ---------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               (4,261,044)        (2,743,020)            (31,312)
                                                              ---------------------------------------------------

Increase (decrease) in net assets from operations             $ (4,957,573)       $(2,885,032)       $    (58,830)
                                                              ===================================================

                                                              Conservative
                                                                 Growth          Equity Income     Flexible Income
                                                                Portfolio            Fund             Portfolio
                                                                (Class A)          (Class A)          (Class A)
                                                              ----------------------------------------------------
Investment income:
     Dividends                                                $    567,750       $     103,827     $        49,676
                                                              ----------------------------------------------------
         Total investment income                                   567,750             103,827              49,676
                                                              ----------------------------------------------------

Expenses:
     Mortality and expense risk charge                            (261,629)            (68,717)           (110,911)
     Distribution expense charge                                   (27,699)             (7,498)            (11,849)
                                                              ----------------------------------------------------
         Total expenses                                           (289,328)            (76,215)           (122,760)
                                                              ----------------------------------------------------

Net investment income (loss)                                       278,422              27,612             (73,084)
                                                              ----------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                   2,762,683             745,970           2,256,856
     Cost of shares sold                                        (3,134,150)           (862,101)         (2,283,093)
                                                              ----------------------------------------------------

Net realized gains (losses) from securities transactions          (371,467)           (116,131)            (26,237)
Realized gain distributions                                         28,939               9,928                   0
                                                              ----------------------------------------------------

Net realized gains (losses)                                       (342,528)           (106,203)            (26,237)
                                                              ----------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           152,724              22,477              23,851
     End of period                                              (2,765,150)           (632,167)            307,765
                                                              ----------------------------------------------------

Change in net unrealized appreciation (depreciation) of
     investments                                                (2,917,874)           (654,644)            283,914
                                                              ----------------------------------------------------

Increase (decrease) in net assets from operations             $ (2,981,980)      $    (733,235)    $       184,593
                                                              ====================================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                                                                        West Coast
                                                              Growth & Income        Growth               Equity
                                                                   Fund               Fund                 Fund
                                                                 (Class A)          (Class A)            (Class A)
                                                              ----------------------------------------------------
Investment income:
     Dividends                                                $        16,869       $       0           $   14,827
                                                              ----------------------------------------------------
         Total investment income                                       16,869               0               14,827
                                                              ----------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (31,253)         (9,558)             (38,968)
     Distribution expense charge                                       (3,336)         (1,062)              (4,212)
                                                              ----------------------------------------------------
         Total expenses                                               (34,589)        (10,620)             (43,180)
                                                              ----------------------------------------------------

Net investment income (loss)                                          (17,720)        (10,620)             (28,353)
                                                              ----------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                        326,300         229,226              400,010
     Cost of shares sold                                             (386,594)       (268,052)            (466,211)
                                                              ----------------------------------------------------

Net realized gains (losses) from securities transactions              (60,294)        (38,826)             (66,201)
Realized gain distributions                                                 0               0               35,550
                                                              ----------------------------------------------------

Net realized gains (losses)                                           (60,294)        (38,826)             (30,651)
                                                              ----------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                8,224           8,294               34,577
     End of period                                                   (456,501)       (200,204)            (630,341)
                                                              ----------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    (464,725)       (208,498)            (664,918)
                                                              ----------------------------------------------------

Increase (decrease) in net assets from operations             $      (542,739)      $(257,944)          $ (723,922)
                                                              ====================================================

                                                                              International
                                                               Income             Growth         Mid Cap Stock
                                                                Fund               Fund              Fund
                                                              (Class A)          (Class A)         (Class A)
                                                              ------------------------------------------------
Investment income:
     Dividends                                                $ 105,891       $         539      $       2,069
                                                              ------------------------------------------------
         Total investment income                                105,891                 539              2,069
                                                              ------------------------------------------------

Expenses:
     Mortality and expense risk charge                          (36,473)               (791)           (13,856)
     Distribution expense charge                                 (3,966)                (82)            (1,483)
                                                              ------------------------------------------------
         Total expenses                                         (40,439)               (873)           (15,339)
                                                              ------------------------------------------------

Net investment income (loss)                                     65,452                (334)           (13,270)
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                  337,843               3,489            214,706
     Cost of shares sold                                       (339,759)             (3,420)          (234,287)
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions         (1,916)                 69            (19,581)
Realized gain distributions                                           0                   0             24,661
                                                              ------------------------------------------------

Net realized gains (losses)                                      (1,916)                 69              5,080
                                                              ------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                          4,677               1,818             15,525
     End of period                                              197,665              (8,589)           (89,301)
                                                              ------------------------------------------------

Change in net unrealized appreciation (depreciation) of
     investments                                                192,988             (10,407)          (104,826)
                                                              ------------------------------------------------

Increase (decrease) in net assets from operations             $ 256,524       $     (10,672)     $    (113,016)
                                                              ================================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                                                Short Term
                                                              Money Market        Income       Small Cap Stock
                                                                 Fund              Fund              Fund
                                                               (Class A)         (Class A)         (Class A)
                                                              ------------------------------------------------
Investment income:
     Dividends                                                $     27,480      $   26,600     $             0
                                                              ------------------------------------------------
         Total investment income                                    27,480          26,600                   0
                                                              ------------------------------------------------

Expenses:
     Mortality and expense risk charge                             (26,734)        (13,520)             (4,163)
     Distribution expense charge                                    (3,070)         (1,445)               (464)
                                                              ------------------------------------------------
         Total expenses                                            (29,804)        (14,965)             (4,627)
                                                              ------------------------------------------------

Net investment income (loss)                                        (2,324)         11,635              (4,627)
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                   1,146,745         615,503              57,243
     Cost of shares sold                                        (1,146,745)       (615,917)            (74,688)
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions                 0            (414)            (17,445)
Realized gain distributions                                              0               0              23,523
                                                              ------------------------------------------------

Net realized gains (losses)                                              0            (414)              6,078
                                                              ------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                 0             603               7,901
     End of period                                                       0          46,800            (162,723)
                                                              ------------------------------------------------

Change in net unrealized appreciation (depreciation) of
     investments                                                         0          46,197            (170,624)
                                                              ------------------------------------------------

Increase (decrease) in net assets from operations             $     (2,324)     $   57,418     $      (169,173)
                                                              ================================================

                                                               Strategic
                                                                Growth      U.S. Government         Balanced
                                                               Portfolio    Securities Fund         Portfolio
                                                               (Class A)        (Class A)          (Class B)
                                                              ------------------------------------------------
Investment income:
     Dividends                                                $   158,477   $       220,251        $   365,607
                                                              ------------------------------------------------
         Total investment income                                  158,477           220,251            365,607
                                                              ------------------------------------------------

Expenses:
     Mortality and expense risk charge                            (54,833)          (95,151)          (244,861)
     Distribution expense charge                                   (5,831)          (10,454)           (24,513)
                                                              ------------------------------------------------
         Total expenses                                           (60,664)         (105,605)          (269,374)
                                                              ------------------------------------------------

Net investment income (loss)                                       97,813           114,646             96,233
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    745,195         1,136,686          2,250,040
     Cost of shares sold                                         (862,272)       (1,119,519)        (2,394,351)
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions         (117,077)           17,167           (144,311)
Realized gain distributions                                        12,326                 0                  0
                                                              ------------------------------------------------

Net realized gains (losses)                                      (104,751)           17,167           (144,311)
                                                              ------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           28,585            (5,210)            10,895
     End of period                                               (837,747)          345,852         (1,404,784)
                                                              ------------------------------------------------

Change in net unrealized appreciation (depreciation) of
     investments                                                 (866,332)          351,062         (1,415,679)
                                                              ------------------------------------------------

Increase (decrease) in net assets from operations             $  (873,270)  $       482,875        $(1,463,757)
                                                              ================================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                               Conservative      Conservative
                                                                Balanced            Growth       Equity Income
                                                                Portfolio         Portfolio          Fund
                                                                (Class B)         (Class B)        (Class B)
                                                              ------------------------------------------------
Investment income:
     Dividends                                                $      8,405      $    266,679     $      66,224
                                                              ------------------------------------------------
         Total investment income                                     8,405           266,679            66,224
                                                              ------------------------------------------------

Expenses:
     Mortality and expense risk charge                             (17,599)         (124,634)          (44,486)
     Distribution expense charge                                    (1,770)          (12,175)           (4,432)
                                                              ------------------------------------------------
         Total expenses                                            (19,369)         (136,809)          (48,918)
                                                              ------------------------------------------------

Net investment income (loss)                                       (10,964)          129,870            17,306
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     369,414         1,037,471           513,180
     Cost of shares sold                                          (394,938)       (1,207,822)         (585,918)
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions           (25,524)         (170,351)          (72,738)
Realized gain distributions                                          1,731            13,593             6,357
                                                              ------------------------------------------------

Net realized gains (losses)                                        (23,793)         (156,758)          (66,381)
                                                              ------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                               450             6,915             3,364
     End of period                                                    (709)       (1,324,462)         (458,448)
                                                              ------------------------------------------------

Change in net unrealized appreciation (depreciation) of
     investments                                                    (1,159)       (1,331,377)         (461,812)
                                                              ------------------------------------------------

Increase (decrease) in net assets from operations             $    (35,916)     $ (1,358,265)    $    (510,887)
                                                              ================================================


                                                              Flexible Income     Growth & Income         Growth
                                                                  Portfolio            Fund                Fund
                                                                  (Class B)          (Class B)           (Class B)
                                                              ----------------------------------------------------
Investment income:
     Dividends                                                $        20,517     $         6,836        $       0
                                                              ----------------------------------------------------
         Total investment income                                       20,517               6,836                0
                                                              ----------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (55,183)            (12,989)          (6,741)
     Distribution expense charge                                       (5,647)             (1,248)            (667)
                                                              ----------------------------------------------------
         Total expenses                                               (60,830)            (14,237)          (7,408)
                                                              ----------------------------------------------------

Net investment income (loss)                                          (40,313)             (7,401)          (7,408)
                                                              ----------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                        383,277             171,510          102,497
     Cost of shares sold                                             (385,366)           (197,818)        (126,158)
                                                              ----------------------------------------------------

Net realized gains (losses) from securities transactions               (2,089)            (26,308)         (23,661)
Realized gain distributions                                                 0                   0                0
                                                              ----------------------------------------------------

Net realized gains (losses)                                            (2,089)            (26,308)         (23,661)
                                                              ----------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                1,217                 158              138
     End of period                                                    193,125            (163,662)        (129,385)
                                                              ----------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                     191,908            (163,820)        (129,523)
                                                              ----------------------------------------------------

Increase (decrease) in net assets from operations             $       149,506     $      (197,529)       $(160,592)
                                                              =====================================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                              West Coast                          International
                                                                Equity             Income            Growth
                                                                 Fund               Fund              Fund
                                                               (Class B)          (Class B)         (Class B)
                                                              -------------------------------------------------
Investment income:
     Dividends                                                $    8,808          $103,921        $       1,239
                                                              -------------------------------------------------
         Total investment income                                   8,808           103,921                1,239
                                                              -------------------------------------------------

Expenses:
     Mortality and expense risk charge                           (20,032)          (46,080)              (1,205)
     Distribution expense charge                                  (1,976)           (4,565)                (114)
                                                              -------------------------------------------------
         Total expenses                                          (22,008)          (50,645)              (1,319)
                                                              -------------------------------------------------

Net investment income (loss)                                     (13,200)           53,276                  (80)
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                   405,787           245,701               35,931
     Cost of shares sold                                        (485,738)         (247,625)             (39,718)
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions         (79,951)           (1,924)              (3,787)
Realized gain distributions                                       21,119                 0                    0
                                                              -------------------------------------------------

Net realized gains (losses)                                      (58,832)           (1,924)              (3,787)
                                                              -------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                             439               579                    1
     End of period                                              (327,373)          277,394              (14,070)
                                                              -------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               (327,812)          276,815              (14,071)
                                                              -------------------------------------------------

Increase (decrease) in net assets from operations             $ (399,844)         $328,167        $     (17,938)
                                                              =================================================

                                                                                                    Short Term
                                                              Mid Cap Stock        Money Market       Income
                                                                  Fund                Fund             Fund
                                                                (Class B)           (Class B)        (Class B)
                                                              ------------------------------------------------
Investment income:
     Dividends                                                $         712        $      37,815    $   21,807
                                                              ------------------------------------------------
         Total investment income                                        712               37,815        21,807
                                                              ------------------------------------------------

Expenses:
     Mortality and expense risk charge                               (6,232)             (49,379)       (8,203)
     Distribution expense charge                                       (592)              (5,121)         (846)
                                                              ------------------------------------------------
         Total expenses                                              (6,824)             (54,500)       (9,049)
                                                              ------------------------------------------------

Net investment income (loss)                                         (6,112)             (16,685)       12,758
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                       44,868            3,547,197       168,606
     Cost of shares sold                                            (48,911)          (3,547,197)     (170,235)
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions             (4,043)                   0        (1,629)
Realized gain distributions                                          10,104                    0             0
                                                              ------------------------------------------------

Net realized gains (losses)                                           6,061                    0        (1,629)
                                                              ------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                697                    0            39
     End of period                                                  (51,444)                   0        18,186
                                                              ------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   (52,141)                   0        18,147
                                                              ------------------------------------------------

Increase (decrease) in net assets from operations             $     (52,192)       $     (16,685)   $   29,276
                                                              ================================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                                                       Strategic
                                                              Small Cap Stock           Growth         U.S. Government
                                                                   Fund                Portfolio       Securities Fund
                                                                 (Class B)             (Class B)          (Class B)
                                                              --------------------------------------------------------
Investment income:
     Dividends                                                $             0         $   49,857       $       166,367
                                                              --------------------------------------------------------
         Total investment income                                            0             49,857               166,367
                                                              --------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                 (3,063)           (19,651)              (80,481)
     Distribution expense charge                                         (306)            (2,011)               (8,272)
                                                              --------------------------------------------------------
         Total expenses                                                (3,369)           (21,662)              (88,753)
                                                              --------------------------------------------------------

Net investment income (loss)                                           (3,369)            28,195                77,614
                                                              --------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                         42,793            371,041               989,873
     Cost of shares sold                                              (63,057)          (430,413)             (976,888)
                                                              --------------------------------------------------------

Net realized gains (losses) from securities transactions              (20,264)           (59,372)               12,985
Realized gain distributions                                            22,526              3,885                     0
                                                              --------------------------------------------------------

Net realized gains (losses)                                             2,262            (55,487)               12,985
                                                              --------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                1,196              1,817                 1,689
     End of period                                                   (128,338)          (271,078)              265,933
                                                              --------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    (129,534)          (272,895)              264,244
                                                              --------------------------------------------------------

Increase (decrease) in net assets from operations             $      (130,641)        $ (300,187)      $       354,843
                                                              ========================================================


                                                               Nations             Nations           Nations
                                                                Asset              Capital         High Yield
                                                              Allocation           Growth             Bond
                                                               Portfolio          Portfolio         Portfolio
                                                               (Class B)          (Class B)         (Class B)
                                                              ------------------------------------------------
Investment income:
     Dividends                                                $    4,931          $     558         $  366,772
                                                              ------------------------------------------------
         Total investment income                                   4,931                558            366,772
                                                              ------------------------------------------------

Expenses:
     Mortality and expense risk charge                            (3,471)            (6,131)           (48,567)
     Distribution expense charge                                    (360)              (610)            (4,846)
                                                              ------------------------------------------------
         Total expenses                                           (3,831)            (6,741)           (53,413)
                                                              ------------------------------------------------

Net investment income (loss)                                       1,100             (6,183)           313,359
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                   104,257            284,871            754,833
     Cost of shares sold                                        (116,594)          (359,192)          (793,987)
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions         (12,337)           (74,321)           (39,154)
Realized gain distributions                                            0                  0                  0
                                                              ------------------------------------------------

Net realized gains (losses)                                      (12,337)           (74,321)           (39,154)
                                                              ------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                            (498)             5,077            (79,155)
     End of period                                               (35,098)           (68,829)          (298,171)
                                                              ------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                (34,600)           (73,906)          (219,016)
                                                              ------------------------------------------------

Increase (decrease) in net assets from operations             $  (45,837)         $(154,410)        $   55,189
                                                              ================================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                                                    Nations
                                                                 Nations            Marsico             Nations
                                                              International         Focused             Marsico
                                                                  Value            Equities              Growth
                                                                Portfolio          Portfolio            Portfolio
                                                                (Class B)          (Class B)            (Class B)
                                                              ---------------------------------------------------
Investment income:
     Dividends                                                $      80,714       $        0           $        0
                                                              ---------------------------------------------------
         Total investment income                                     80,714                0                    0
                                                              ---------------------------------------------------

Expenses:
     Mortality and expense risk charge                              (57,706)         (59,740)             (19,586)
     Distribution expense charge                                     (5,728)          (6,032)              (2,022)
                                                              ---------------------------------------------------
         Total expenses                                             (63,434)         (65,772)             (21,608)
                                                              ---------------------------------------------------

Net investment income (loss)                                         17,280          (65,772)             (21,608)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      770,728          618,906              271,916
     Cost of shares sold                                           (854,153)        (664,897)            (288,922)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions            (83,425)         (45,991)             (17,006)
Realized gain distributions                                          69,526                0                    0
                                                              ---------------------------------------------------

Net realized gains (losses)                                         (13,899)         (45,991)             (17,006)
                                                              ---------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                            (16,824)           7,029                5,767
     End of period                                                 (984,180)        (867,970)            (234,493)
                                                              ---------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                  (967,356)        (874,999)            (240,260)
                                                              ---------------------------------------------------

Increase (decrease) in net assets from operations             $    (963,975)      $ (986,762)          $ (278,874)
                                                              ===================================================

                                                                                Nations
                                                                Nations         Marisco            Nations
                                                                Marsico       International         MidCap
                                                              21st Century    Opportunities         Growth
                                                                Portfolio       Portfolio          Portfolio
                                                                (Class B)       (Class B)          (Class B)
                                                              -----------------------------------------------
Investment income:
     Dividends                                                $          0    $          48        $        0
                                                              -----------------------------------------------
         Total investment income                                         0               48                 0
                                                              -----------------------------------------------

Expenses:
     Mortality and expense risk charge                              (4,914)            (836)           (8,081)
     Distribution expense charge                                      (493)             (89)             (840)
                                                              -----------------------------------------------
         Total expenses                                             (5,407)            (925)           (8,921)
                                                              -----------------------------------------------

Net investment income (loss)                                        (5,407)            (877)           (8,921)
                                                              -----------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     131,456            8,958           139,946
     Cost of shares sold                                          (130,689)          (9,031)         (176,875)
                                                              -----------------------------------------------

Net realized gains (losses) from securities transactions               767              (73)          (36,929)
Realized gain distributions                                              0                0                 0
                                                              -----------------------------------------------

Net realized gains (losses)                                            767              (73)          (36,929)
                                                              -----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                             7,788              423             7,876
     End of period                                                 (18,598)          (4,846)         (165,215)
                                                              -----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                  (26,386)          (5,269)         (173,091)
                                                              -----------------------------------------------

Increase (decrease) in net assets from operations             $    (31,026)   $      (6,219)       $ (218,941)
                                                              ===============================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                               Nations
                                                                Small             Nations
                                                               Company             Value            Growth
                                                              Portfolio          Portfolio          Series
                                                              (Class B)          (Class B)         (Class A)
                                                              -------------------------------------------------
Investment income:
     Dividends                                                $    1,300         $   12,964       $     980,627
                                                              -------------------------------------------------
         Total investment income                                   1,300             12,964             980,627
                                                              -------------------------------------------------

Expenses:
     Mortality and expense risk charge                           (16,134)           (19,910)         (6,768,896)
     Distribution expense charge                                  (1,680)            (2,038)           (880,250)
                                                              -------------------------------------------------
         Total expenses                                          (17,814)           (21,948)         (7,649,146)
                                                              -------------------------------------------------

Net investment income (loss)                                     (16,514)            (8,984)         (6,668,519)
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                   172,074            493,459         120,066,128
     Cost of shares sold                                        (204,055)          (580,725)       (193,072,508)
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions         (31,981)           (87,266)        (73,006,380)
Realized gain distributions                                            0                  0                   0
                                                              -------------------------------------------------

Net realized gains (losses)                                      (31,981)           (87,266)        (73,006,380)
                                                              -------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                          30,369              4,793        (267,325,999)
     End of period                                              (300,223)          (266,127)       (358,314,504)
                                                              -------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               (330,592)          (270,920)        (90,988,505)
                                                              -------------------------------------------------

Increase (decrease) in net assets from operations             $ (379,087)        $ (367,170)      $(170,663,404)
                                                              =================================================


                                                                                      Growth-             Asset
                                                              International           Income           Allocation
                                                                 Series               Series             Series
                                                                (Class A)            (Class A)          (Class A)
                                                              -----------------------------------------------------
Investment income:
     Dividends                                                $    1,659,700       $   9,816,338      $   3,169,999
                                                              -----------------------------------------------------
         Total investment income                                   1,659,700           9,816,338          3,169,999
                                                              -----------------------------------------------------

Expenses:
     Mortality and expense risk charge                            (1,446,656)         (7,032,105)        (1,018,804)
     Distribution expense charge                                    (188,101)           (914,507)          (132,521)
                                                              -----------------------------------------------------
         Total expenses                                           (1,634,757)         (7,946,612)        (1,151,325)
                                                              -----------------------------------------------------

Net investment income (loss)                                          24,943           1,869,726          2,018,674
                                                              -----------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    28,225,297          91,481,037         12,973,347
     Cost of shares sold                                         (45,076,628)       (125,877,326)       (16,738,432)
                                                              -----------------------------------------------------

Net realized gains (losses) from securities transactions         (16,851,331)        (34,396,289)        (3,765,085)
Realized gain distributions                                                0          13,723,956                  0
                                                              -----------------------------------------------------

Net realized gains (losses)                                      (16,851,331)        (20,672,333)        (3,765,085)
                                                              -----------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                         (72,485,798)       (152,280,070)       (18,161,189)
     End of period                                               (74,634,130)       (266,464,935)       (28,774,926)
                                                              -----------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 (2,148,332)       (114,184,865)       (10,613,737)
                                                              -----------------------------------------------------

Increase (decrease) in net assets from operations             $  (18,974,720)      $(132,987,472)     $ (12,360,148)
                                                              =====================================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                                                      U.S.
                                                                                  Government/
                                                               High-Yield          AAA-Rated             Cash
                                                                  Bond            Securities           Management
                                                                 Series             Series               Series
                                                               (Class A)          (Class A)            (Class A)
                                                              ---------------------------------------------------
Investment income:
     Dividends                                                $  4,656,126        $ 3,239,937         $ 1,333,726
                                                              ---------------------------------------------------
         Total investment income                                 4,656,126          3,239,937           1,333,726
                                                              ---------------------------------------------------

Expenses:
     Mortality and expense risk charge                            (557,198)          (742,326)           (522,830)
     Distribution expense charge                                   (72,532)           (96,633)            (68,116)
                                                              ---------------------------------------------------
         Total expenses                                           (629,730)          (838,959)           (590,946)
                                                              ---------------------------------------------------

Net investment income (loss)                                     4,026,396          2,400,978             742,780
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                  12,132,413         13,974,701          52,117,546
     Cost of shares sold                                       (16,263,932)       (14,091,471)        (53,407,731)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions        (4,131,519)          (116,770)         (1,290,185)
Realized gain distributions                                              0                  0                   0
                                                              ---------------------------------------------------

Net realized gains (losses)                                     (4,131,519)          (116,770)         (1,290,185)
                                                              ---------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                       (15,980,438)        (2,329,005)         (1,973,643)
     End of period                                             (16,920,857)          (149,497)         (1,592,852)
                                                              ---------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 (940,419)         2,179,508             380,791
                                                              ---------------------------------------------------

Increase (decrease) in net assets from operations             $ (1,045,542)       $ 4,463,716         $  (166,614)
                                                              ===================================================

                                                                  Asset                Global
                                                                Allocation             Growth            Growth
                                                                   Fund                 Fund              Fund
                                                               (Class 2) (1)        (Class 2) (1)      (Class 2) (1)
                                                              ------------------------------------------------------
Investment income:
     Dividends                                                $      256,427        $           0            $ 3,918
                                                              ------------------------------------------------------
         Total investment income                                     256,427                    0              3,918
                                                              ------------------------------------------------------

Expenses:
     Mortality and expense risk charge                               (23,089)              (8,774)           (22,166)
     Distribution expense charge                                      (2,504)              (1,070)            (2,703)
                                                              ------------------------------------------------------
         Total expenses                                              (25,593)              (9,844)           (24,869)
                                                              ------------------------------------------------------

Net investment income (loss)                                         230,834               (9,844)           (20,951)
                                                              ------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                         9,400               11,203             32,360
     Cost of shares sold                                              (9,458)             (10,851)           (32,447)
                                                              ------------------------------------------------------

Net realized gains (losses) from securities transactions                 (58)                 352                (87)
Realized gain distributions                                                0                    0                  0
                                                              ------------------------------------------------------

Net realized gains (losses)                                              (58)                 352                (87)
                                                              ------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                   0                    0                  0
     End of period                                                   (76,058)              44,683           (376,685)
                                                              ------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    (76,058)              44,683           (376,685)
                                                              ------------------------------------------------------

Increase (decrease) in net assets from operations             $      154,718        $      35,191      $    (397,723)
                                                              ======================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                                 Growth-           Growth           Mid Cap
                                                                 Income           & Income           Value
                                                                  Fund            Portfolio         Portfolio
                                                              (Class 2) (1)     (Class VC) (4)    (Class VC) (4)
                                                              -------------------------------------------------
Investment income:
     Dividends                                                $     206,137     $      118,154    $      81,252
                                                              -------------------------------------------------
         Total investment income                                    206,137            118,154           81,252
                                                              -------------------------------------------------

Expenses:
     Mortality and expense risk charge                              (37,791)           (95,388)         (78,106)
     Distribution expense charge                                     (4,549)           (10,494)          (8,515)
                                                              -------------------------------------------------
         Total expenses                                             (42,340)          (105,882)         (86,621)
                                                              -------------------------------------------------

Net investment income (loss)                                        163,797             12,272           (5,369)
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                       68,595          1,216,695          583,846
     Cost of shares sold                                            (65,957)        (1,269,119)        (627,673)
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions              2,638            (52,424)         (43,827)
Realized gain distributions                                               0              2,635                0
                                                              -------------------------------------------------

Net realized gains (losses)                                           2,638            (49,789)         (43,827)
                                                              -------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                  0                  0                0
     End of period                                                  (16,079)          (852,258)        (553,373)
                                                              -------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   (16,079)          (852,258)        (553,373)
                                                              -------------------------------------------------

Increase (decrease) in net assets from operations             $     150,356     $     (889,775)   $    (602,569)
                                                              =================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(4) For the period from May 1, 2002 (inception) to December 31, 2002.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002

                                                                                         Government
                                                                         Capital            and
                                                                      Appreciation      Quality Bond       Growth
                                                                        Portfolio         Portfolio       Portfolio
                                                                        (Class 1)         (Class 1)       (Class 1)
                                                                      ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $ (15,129,916)    $ 13,168,969    $ (4,759,823)
     Net realized gains (losses) from
         securities transactions                                       (168,980,114)       4,857,513     (52,536,417)
     Change in net unrealized appreciation
         (depreciation) of investments                                 (106,649,186)      22,469,339     (58,068,768)
                                                                      ----------------------------------------------
         Increase (decrease) in net assets from operations             (290,759,216)      40,495,821    (115,365,008)
                                                                      ----------------------------------------------

From capital transactions:
     Net proceeds from units sold                                         9,879,736        5,299,062       4,455,782
     Cost of units redeemed                                            (102,091,997)     (70,557,518)    (39,285,213)
     Annuity benefit payments                                              (444,849)        (263,333)       (155,766)
     Net transfers                                                     (109,702,160)     165,641,441     (28,673,144)
     Contract maintenance charge                                           (470,906)        (168,300)       (184,785)
                                                                      ----------------------------------------------
         Increase (decrease) in net assets from capital transactions   (202,830,176)      99,951,352     (63,843,126)
                                                                      ----------------------------------------------

Increase (decrease) in net assets                                      (493,589,392)     140,447,173    (179,208,133)
Net assets at beginning of period                                     1,282,089,364      490,147,870     506,246,265
                                                                      ----------------------------------------------
Net assets at end of period                                           $ 788,499,972     $630,595,043    $327,038,132
                                                                      ==============================================

                                                                                                         Government
                                                                         Natural          Capital           and
                                                                        Resources       Appreciation    Quality Bond
                                                                        Portfolio         Portfolio       Portfolio
                                                                        (Class 1)         (Class 2)       (Class 2)
                                                                      ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $    (458,484)    $   (599,024)   $  1,598,943
     Net realized gains (losses) from
         securities transactions                                          3,471,568         (752,924)         74,109
     Change in net unrealized appreciation
         (depreciation) of investments                                   (1,165,393)      (8,461,287)      2,303,092
                                                                      ----------------------------------------------
         Increase (decrease) in net assets from operations                1,847,691       (9,813,235)      3,976,144
                                                                      ----------------------------------------------

From capital transactions:
     Net proceeds from units sold                                           539,628       27,092,830      31,007,893
     Cost of units redeemed                                              (7,433,071)      (1,750,895)     (2,890,210)
     Annuity benefit payments                                               (22,332)               0               0
     Net transfers                                                       18,192,373       26,928,381      49,301,549
     Contract maintenance charge                                            (29,715)          (5,122)         (5,610)
                                                                      ----------------------------------------------
         Increase (decrease) in net assets from capital transactions     11,246,883       52,265,194      77,413,622
                                                                      ----------------------------------------------

Increase (decrease) in net assets                                        13,094,574       42,451,959      81,389,766
Net assets at beginning of period                                        56,619,278       13,819,885      15,586,265
                                                                      ----------------------------------------------
Net assets at end of period                                           $  69,713,852     $ 56,271,844    $ 96,976,031
                                                                      ==============================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                   (continued)

                                                                                           Natural         Capital
                                                                          Growth          Resources     Appreciation
                                                                        Portfolio         Portfolio       Portfolio
                                                                        (Class 2)         (Class 2)     (Class 3) (1)
                                                                      -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $    (245,431)    $    (20,576)   $      (5,709)
     Net realized gains (losses) from
         securities transactions                                           (571,124)         114,920              515
     Change in net unrealized appreciation
         (depreciation) of investments                                   (4,322,660)        (151,000)         (74,900)
                                                                      -----------------------------------------------
         Increase (decrease) in net assets from operations               (5,139,215)         (56,656)         (80,094)
                                                                      -----------------------------------------------

From capital transactions:
     Net proceeds from units sold                                        14,354,470        2,383,484        4,144,976
     Cost of units redeemed                                              (1,626,306)        (140,245)          (5,131)
     Annuity benefit payments                                                     0                0                0
     Net transfers                                                       13,957,555        3,386,080          603,912
     Contract maintenance charge                                             (2,245)            (662)               0
                                                                      -----------------------------------------------
         Increase (decrease) in net assets from capital transactions      26,683,474        5,628,657        4,743,757
                                                                      -----------------------------------------------

Increase (decrease) in net assets                                        21,544,259        5,572,001        4,663,663
Net assets at beginning of period                                         7,573,659          745,701                0
                                                                      -----------------------------------------------
Net assets at end of period                                           $  29,117,918     $  6,317,702    $   4,663,663
                                                                      ===============================================


                                                                       Government
                                                                          and                              Natural
                                                                      Quality Bond         Growth         Resources
                                                                        Portfolio         Portfolio       Portfolio
                                                                      (Class 3) (1)     (Class 3) (1)   (Class 3) (1)
                                                                      -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $     (10,439)    $     (3,690)   $        (171)
     Net realized gains (losses) from
         securities transactions                                                 81              916               96
     Change in net unrealized appreciation
         (depreciation) of investments                                       99,282           (4,153)           5,300
                                                                      -----------------------------------------------
         Increase (decrease) in net assets from operations                   88,924           (6,927)           5,225
                                                                      -----------------------------------------------

From capital transactions:
     Net proceeds from units sold                                         6,638,377        2,035,587          110,040
     Cost of units redeemed                                                  (7,297)          (1,163)            (305)
     Annuity benefit payments                                                     0                0                0
     Net transfers                                                          910,716          191,921           61,216
     Contract maintenance charge                                                  0                0                0
                                                                      -----------------------------------------------
         Increase (decrease) in net assets from capital transactions      7,541,796        2,226,345          170,951
                                                                      -----------------------------------------------

Increase (decrease) in net assets                                         7,630,720        2,219,418          176,176
Net assets at beginning of period                                                 0                0                0
                                                                      -----------------------------------------------
Net assets at end of period                                           $   7,630,720     $  2,219,418    $     176,176
                                                                      ===============================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                   (continued)

                                                                        Aggressive         Alliance           Asset
                                                                          Growth            Growth          Allocation
                                                                        Portfolio         Portfolio         Portfolio
                                                                        (Class 1)         (Class 1)         (Class 1)
                                                                      -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $  (2,199,872)   $  (15,848,784)    $   8,719,064
     Net realized gains (losses) from
         securities transactions                                        (75,609,893)     (289,897,752)      (12,140,281)
     Change in net unrealized appreciation
         (depreciation) of investments                                   22,849,423      (202,499,334)      (39,308,729)
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from operations              (54,960,342)     (508,245,870)      (42,729,946)
                                                                      -------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                         2,015,448        10,297,922         2,588,839
     Cost of units redeemed                                             (17,531,034)     (120,424,133)      (45,721,660)
     Annuity benefit payments                                               (57,258)         (653,762)         (358,696)
     Net transfers                                                      (43,499,649)     (221,313,177)      (23,668,299)
     Contract maintenance charge                                           (110,312)         (702,551)         (188,032)
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from capital transactions    (59,182,805)     (332,795,701)      (67,347,848)
                                                                      -------------------------------------------------

Increase (decrease) in net assets                                      (114,143,147)     (841,041,571)     (110,077,794)
Net assets at beginning of period                                       241,620,812     1,711,659,087       493,103,920
                                                                      -------------------------------------------------
Net assets at end of period                                           $ 127,477,665    $  870,617,516     $ 383,026,126
                                                                      =================================================

                                                                        Blue Chip          Cash            Corporate
                                                                         Growth          Management          Bond
                                                                        Portfolio        Portfolio         Portfolio
                                                                        (Class 1)        (Class 1)         (Class 1)
                                                                      -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $    (283,584)   $    5,970,325     $   9,733,063
     Net realized gains (losses) from
         securities transactions                                         (3,942,039)       (6,240,171)       (1,497,814)
     Change in net unrealized appreciation
         (depreciation) of investments                                   (4,171,910)         (372,363)        3,192,678
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from operations               (8,397,533)         (642,209)       11,427,927
                                                                      -------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                           675,962         6,810,402         1,717,010
     Cost of units redeemed                                              (1,778,206)     (144,209,688)      (25,523,831)
     Annuity benefit payments                                                (1,542)         (286,088)          (95,730)
     Net transfers                                                          656,233        23,677,933         6,309,244
     Contract maintenance charge                                            (10,369)         (108,513)          (65,123)
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from capital transactions       (457,922)     (114,115,954)      (17,658,430)
                                                                      -------------------------------------------------

Increase (decrease) in net assets                                        (8,855,455)     (114,758,163)       (6,230,503)
Net assets at beginning of period                                        26,966,192       421,899,357       216,560,752
                                                                      -------------------------------------------------
Net assets at end of period                                           $  18,110,737    $  307,141,194     $ 210,330,249
                                                                      =================================================

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                                            Davis
                                                                           Venture          "Dogs" of       Emerging
                                                                            Value          Wall Street       Markets
                                                                          Portfolio         Portfolio       Portfolio
                                                                          (Class 1)         (Class 1)       (Class 1)
                                                                      -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $   (16,772,942)    $    271,771    $   (903,205)
     Net realized gains (losses) from
         securities transactions                                          (65,103,153)      (2,586,493)     (6,189,051)
     Change in net unrealized appreciation
         (depreciation) of investments                                   (290,011,168)      (8,537,645)         14,226
                                                                      ------------------------------------------------
         Increase (decrease) in net assets from operations               (371,887,263)     (10,852,367)     (7,078,030)
                                                                      ------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                          14,346,003          788,377         507,299
     Cost of units redeemed                                              (172,525,248)     (10,298,641)     (7,092,990)
     Annuity benefit payments                                                (682,370)          (8,718)        (20,579)
     Net transfers                                                       (139,342,784)      14,236,623       5,278,518
     Contract maintenance charge                                             (829,006)         (47,472)        (38,389)
                                                                      ------------------------------------------------
         Increase (decrease) in net assets from capital transactions     (299,033,405)       4,670,169      (1,366,141)
                                                                      ------------------------------------------------

Increase (decrease) in net assets                                        (670,920,668)      (6,182,198)     (8,444,171)
Net assets at beginning of period                                       2,129,293,163       96,213,062      66,192,705
                                                                      ------------------------------------------------
Net assets at end of period                                           $ 1,458,372,495     $ 90,030,864    $ 57,748,534
                                                                      ================================================


                                                                        Federated           Global           Global
                                                                          Value              Bond           Equities
                                                                        Portfolio          Portfolio        Portfolio
                                                                        (Class 1)          (Class 1)        (Class 1)
                                                                      -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $      (908,852)   $     112,377    $  (4,243,185)
     Net realized gains (losses) from
         securities transactions                                          (11,524,991)         435,770      (89,375,323)
     Change in net unrealized appreciation
         (depreciation) of investments                                    (34,337,720)       4,185,693       (1,883,455)
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from operations                (46,771,563)       4,733,840      (95,501,963)
                                                                      -------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                           1,715,655          719,495        2,141,333
     Cost of units redeemed                                               (19,718,193)     (13,664,912)     (28,183,196)
     Annuity benefit payments                                                 (62,332)         (39,985)        (161,525)
     Net transfers                                                          6,023,025       (6,135,082)     (45,240,264)
     Contract maintenance charge                                              (84,066)         (33,565)        (133,352)
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from capital transactions      (12,125,911)     (19,154,049)     (71,577,004)
                                                                      -------------------------------------------------

Increase (decrease) in net assets                                         (58,897,474)     (14,420,209)    (167,078,968)
Net assets at beginning of period                                         222,847,450      123,904,152      370,629,037
                                                                      -------------------------------------------------
Net assets at end of period                                           $   163,949,976    $ 109,483,943    $ 203,550,069
                                                                      =================================================

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                   (continued)

                                                                          Goldman
                                                                           Sachs             Growth-           Growth
                                                                          Research           Income        Opportunities
                                                                          Portfolio         Portfolio         Portfolio
                                                                          (Class 1)         (Class 1)         (Class 1)
                                                                      --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $      (370,835)   $  (7,162,755)    $    (316,553)
     Net realized gains (losses) from
         securities transactions                                           (8,043,924)     (63,414,569)      (10,755,689)
     Change in net unrealized appreciation
         (depreciation) of investments                                       (688,833)    (186,261,263)       (1,215,787)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from operations                 (9,103,592)    (256,838,587)      (12,288,029)
                                                                      --------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                             330,594        8,017,444           379,290
     Cost of units redeemed                                                (1,730,255)    (102,691,396)       (1,986,948)
     Annuity benefit payments                                                  (2,441)        (575,366)           (1,329)
     Net transfers                                                          7,092,185     (120,125,319)       (5,452,446)
     Contract maintenance charge                                               (8,691)        (460,296)          (13,047)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from capital transactions        5,681,392     (215,834,933)       (7,074,480)
                                                                      --------------------------------------------------

Increase (decrease) in net assets                                          (3,422,200)    (472,673,520)      (19,362,509)
Net assets at beginning of period                                          27,549,026    1,225,678,038        32,083,452
                                                                      --------------------------------------------------
Net assets at end of period                                           $    24,126,826    $ 753,004,518     $  12,720,943
                                                                      ==================================================

                                                                                        International
                                                                        High-Yield       Diversified     International
                                                                           Bond            Equities     Growth & Income
                                                                         Portfolio        Portfolio        Portfolio
                                                                         (Class 1)        (Class 1)        (Class 1)
                                                                      -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $  23,711,755    $  (2,677,045)   $   (2,069,998)
     Net realized gains (losses) from
         securities transactions                                        (40,409,708)     (47,616,897)      (38,915,359)
     Change in net unrealized appreciation
         (depreciation) of investments                                    3,063,571       (6,180,772)       (9,800,857)
                                                                      ------------------------------------------------
         Increase (decrease) in net assets from operations              (13,634,382)     (56,474,714)      (50,786,214)
                                                                      ------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                         1,519,565        1,414,692         1,633,779
     Cost of units redeemed                                             (25,037,329)     (16,123,320)      (19,129,390)
     Annuity benefit payments                                              (108,619)         (85,514)          (64,400)
     Net transfers                                                       12,057,816      (16,293,609)       (7,784,315)
     Contract maintenance charge                                            (71,389)         (74,497)          (83,568)
                                                                      ------------------------------------------------
         Increase (decrease) in net assets from capital transactions    (11,639,956)     (31,162,248)      (25,427,894)
                                                                      ------------------------------------------------

Increase (decrease) in net assets                                       (25,274,338)     (87,636,962)      (76,214,108)
Net assets at beginning of period                                       218,429,272      215,943,512       239,094,318
                                                                      ------------------------------------------------
Net assets at end of period                                           $ 193,154,934    $ 128,306,550    $  162,880,210
                                                                      ================================================

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                   (continued)

                                                                                            MFS                MFS
                                                                         Marsico         Growth and          Mid-Cap
                                                                         Growth            Income            Growth
                                                                        Portfolio         Portfolio         Portfolio
                                                                        (Class 1)         (Class 1)         (Class 1)
                                                                      --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $    (494,740)    $  (1,881,714)    $  (2,665,240)
     Net realized gains (losses) from
         securities transactions                                           (442,674)      (24,673,086)      (81,592,844)
     Change in net unrealized appreciation
         (depreciation) of investments                                   (5,714,450)      (37,581,154)      (46,522,481)
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from operations               (6,651,864)      (64,135,954)     (130,780,565)
                                                                      -------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                           447,476         2,384,551         2,613,349
     Cost of units redeemed                                              (3,444,564)      (25,390,492)      (16,308,738)
     Annuity benefit payments                                                  (151)          (90,751)          (28,498)
     Net transfers                                                       42,241,156       (14,308,713)      (26,237,731)
     Contract maintenance charge                                            (12,101)         (117,452)          (90,261)
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from capital transactions     39,231,816       (37,522,857)      (40,051,879)
                                                                      -------------------------------------------------

Increase (decrease) in net assets                                        32,579,952      (101,658,811)     (170,832,444)
Net assets at beginning of period                                        12,891,866       301,165,214       280,925,844
                                                                      -------------------------------------------------
Net assets at end of period                                           $  45,471,818     $ 199,506,403     $ 110,093,400
                                                                      =================================================


                                                                          MFS              Putnam             Real
                                                                      Total Return         Growth            Estate
                                                                        Portfolio         Portfolio         Portfolio
                                                                        (Class 1)         (Class 1)         (Class 1)
                                                                      -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $   2,222,265     $  (4,448,788)    $   1,065,858
     Net realized gains (losses) from
         securities transactions                                          4,595,234       (61,791,847)        1,209,095
     Change in net unrealized appreciation
         (depreciation) of investments                                  (38,445,895)      (43,523,689)         (306,358)
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from operations              (31,628,396)     (109,764,324)        1,968,595
                                                                      -------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                         7,234,316         2,516,543           741,231
     Cost of units redeemed                                             (42,472,962)      (30,810,088)       (9,968,101)
     Annuity benefit payments                                              (100,497)         (141,063)         (27,522)
     Net transfers                                                      125,264,490       (56,876,784)       17,982,989
     Contract maintenance charge                                           (172,242)         (173,618)          (35,103)
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from capital transactions      89,753,105       (85,485,010)        8,693,494
                                                                      -------------------------------------------------

Increase (decrease) in net assets                                        58,124,709      (195,249,334)       10,662,089
Net assets at beginning of period                                       421,206,266       435,653,875        81,333,161
                                                                      -------------------------------------------------
Net assets at end of period                                           $ 479,330,975     $ 240,404,541     $  91,995,250
                                                                      =================================================

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                   (continued)

                                                                        SunAmerica                             Telecom
                                                                         Balanced          Technology          Utility
                                                                         Portfolio          Portfolio         Portfolio
                                                                         (Class 1)          (Class 1)         (Class 1)
                                                                      --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $     2,368,412     $   (368,153)     $  3,838,269
     Net realized gains (losses) from
         securities transactions                                          (23,199,714)     (22,194,130)      (14,270,258)
     Change in net unrealized appreciation
         (depreciation) of investments                                    (30,374,100)       3,591,611        (6,102,678)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from operations                (51,205,402)     (18,970,672)      (16,534,667)
                                                                      --------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                           2,318,761          576,676           236,498
     Cost of units redeemed                                               (26,010,468)      (1,846,010)       (5,955,883)
     Annuity benefit payments                                                (105,013)          (3,995)          (23,884)
     Net transfers                                                        (46,777,242)        (471,033)       (2,331,817)
     Contract maintenance charge                                             (156,174)         (13,024)          (25,697)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from capital transactions      (70,730,136)      (1,757,386)       (8,100,783)
                                                                      --------------------------------------------------

Increase (decrease) in net assets                                        (121,935,538)     (20,728,058)      (24,635,450)
Net assets at beginning of period                                         337,548,695       37,936,739        69,815,226
                                                                      --------------------------------------------------
Net assets at end of period                                           $   215,613,157     $ 17,208,681      $ 45,179,776
                                                                      ==================================================

                                                                         Worldwide         Aggressive        Alliance
                                                                        High Income          Growth           Growth
                                                                         Portfolio         Portfolio         Portfolio
                                                                         (Class 1)         (Class 2)         (Class 2)
                                                                      --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $     8,396,306     $    (62,543)     $   (385,245)
     Net realized gains (losses) from
         securities transactions                                          (10,438,916)        (241,026)       (1,277,665)
     Change in net unrealized appreciation
         (depreciation) of investments                                        119,823       (1,124,829)       (9,351,813)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from operations                 (1,922,787)      (1,428,398)      (11,014,723)
                                                                      --------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                             373,082        2,919,024        17,458,640
     Cost of units redeemed                                                (8,226,752)        (237,389)       (1,304,855)
     Annuity benefit payments                                                 (20,844)               0                 0
     Net transfers                                                         (4,791,446)       2,995,964        18,252,644
     Contract maintenance charge                                              (29,667)            (809)           (5,295)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from capital transactions      (12,695,627)       5,676,790        34,401,134
                                                                      --------------------------------------------------

Increase (decrease) in net assets                                         (14,618,414)       4,248,392        23,386,411
Net assets at beginning of period                                          80,044,651        2,014,020        13,496,477
                                                                      --------------------------------------------------
Net assets at end of period                                           $    65,426,237     $  6,262,412      $ 36,882,888
                                                                      ==================================================

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002

                                   (continued)

                                                                           Asset           Blue Chip           Cash
                                                                         Allocation          Growth          Management
                                                                         Portfolio          Portfolio         Portfolio
                                                                         (Class 2)          (Class 2)         (Class 2)
                                                                      --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $       122,895     $    (58,808)     $    770,776
     Net realized gains (losses) from
         securities transactions                                                8,673         (227,241)         (476,285)
     Change in net unrealized appreciation
         (depreciation) of investments                                       (389,583)      (1,286,265)         (406,452)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from operations                   (258,015)      (1,572,314)         (111,961)
                                                                      --------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                           3,253,770        3,790,356        33,284,125
     Cost of units redeemed                                                   (52,499)        (234,995)       (5,772,811)
     Annuity benefit payments                                                       0                0                 0
     Net transfers                                                          2,510,316        2,896,191         4,711,832
     Contract maintenance charge                                                 (254)            (708)           (3,066)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from capital transactions        5,711,333        6,450,844        32,220,080
                                                                      --------------------------------------------------

Increase (decrease) in net assets                                           5,453,318        4,878,530        32,108,119
Net assets at beginning of period                                             584,782        1,634,321        11,379,221
                                                                      --------------------------------------------------
Net assets at end of period                                           $     6,038,100     $  6,512,851      $ 43,487,340
                                                                      ==================================================

                                                                         Corporate           Davis           "Dogs" of
                                                                           Bond           Venture Value      Wall Street
                                                                         Portfolio          Portfolio         Portfolio
                                                                         (Class 2)          (Class 2)         (Class 2)
                                                                      --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $     1,214,117     $   (483,992)     $     36,589
     Net realized gains (losses) from
         securities transactions                                             (197,233)        (681,234)         (230,198)
     Change in net unrealized appreciation
         (depreciation) of investments                                        273,060       (9,554,922)         (616,562)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from operations                  1,289,944      (10,720,148)         (810,171)
                                                                      --------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                          11,179,636       35,397,607         3,647,063
     Cost of units redeemed                                                  (999,518)      (3,036,326)         (340,369)
     Annuity benefit payments                                                       0                0                 0
     Net transfers                                                         13,982,415       41,651,479         5,272,800
     Contract maintenance charge                                               (1,899)          (8,247)             (756)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from capital transactions       24,160,634       74,004,513         8,578,738
                                                                      --------------------------------------------------

Increase (decrease) in net assets                                          25,450,578       63,284,365         7,768,567
Net assets at beginning of period                                           6,289,279       19,095,419         1,792,478
                                                                      --------------------------------------------------
Net assets at end of period                                           $    31,739,857     $ 82,379,784      $  9,561,045
                                                                      ==================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                   Emerging      Federated        Foreign           Global
                                                                    Markets        Value           Value             Bond
                                                                   Portfolio      Portfolio       Portfolio        Portfolio
                                                                   (Class 2)      (Class 2)      (Class 2)(2)      (Class 2)
                                                                 ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    (29,049)   $    (29,043)   $      2,100    $     23,296
  Net realized gains (losses) from
   securities transactions                                           (138,735)       (377,607)            200          93,900
  Change in net unrealized appreciation
   (depreciation) of investments                                     (159,902)     (1,978,761)        (32,987)        180,258
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from operations                 (327,686)     (2,385,411)        (30,687)        297,454
                                                                 ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                      1,712,678       5,779,721       1,755,995       3,281,794
  Cost of units redeemed                                             (147,510)       (495,718)           (666)       (283,444)
  Annuity benefit payments                                                  0               0               0               0
  Net transfers                                                     1,440,328       7,236,763         653,704       4,019,700
  Contract maintenance charge                                            (326)         (1,602)            (25)           (510)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions      3,005,170      12,519,164       2,409,008       7,017,540
                                                                 ------------------------------------------------------------

Increase (decrease) in net assets                                   2,677,484      10,133,753       2,378,321       7,314,994
Net assets at beginning of period                                     339,882       3,951,705               0       1,616,948
                                                                 ------------------------------------------------------------
Net assets at end of period                                      $  3,017,366    $ 14,085,458    $  2,378,321    $  8,931,942
                                                                 ============================================================

                                                                    Global       Goldman Sachs
                                                                   Equities        Research
                                                                   Portfolio       Portfolio
                                                                   (Class 2)       (Class 2)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    (95,871)   $    (38,446)
  Net realized gains (losses) from
   securities transactions                                           (473,926)       (329,462)
  Change in net unrealized appreciation
   (depreciation) of investments                                   (1,343,814)       (345,989)
                                                                 ----------------------------
   Increase (decrease) in net assets from operations               (1,913,611)       (713,897)
                                                                 ----------------------------

From capital transactions:
  Net proceeds from units sold                                      3,580,207       1,538,798
  Cost of units redeemed                                             (244,448)       (150,677)
  Annuity benefit payments                                                  0               0
  Net transfers                                                     5,121,534       1,421,847
  Contract maintenance charge                                            (677)           (343)
                                                                 ----------------------------
   Increase (decrease) in net assets from capital transactions      8,456,616       2,809,625
                                                                 ----------------------------

Increase (decrease) in net assets                                   6,543,005       2,095,728
Net assets at beginning of period                                   1,947,764       1,295,288
                                                                 ----------------------------
Net assets at end of period                                      $  8,490,769    $  3,391,016
                                                                 ============================

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                                                 International
                                                                    Growth-         Growth        High-Yield      Diversified
                                                                    Income       Opportunities       Bond          Equities
                                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                                   (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                                                 ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (134,020)   $    (33,842)   $  1,512,091    $    (63,734)
  Net realized gains (losses) from
   securities transactions                                           (704,067)       (520,324)       (596,891)       (759,344)
  Change in net unrealized appreciation
   (depreciation) of investments                                   (5,378,801)       (551,597)     (1,382,948)       (468,858)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from operations               (6,216,888)     (1,105,763)       (467,748)     (1,291,936)
                                                                 ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                     13,318,924       1,635,407       6,745,630       3,129,343
  Cost of units redeemed                                             (998,485)       (128,294)       (475,901)       (114,413)
  Annuity benefit payments                                                  0               0               0               0
  Net transfers                                                    16,378,298       1,749,482       6,774,786       3,396,246
  Contract maintenance charge                                          (3,244)           (520)           (818)           (373)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions     28,695,493       3,256,075      13,043,697       6,410,803
                                                                 ------------------------------------------------------------

Increase (decrease) in net assets                                  22,478,605       2,150,312      12,575,949       5,118,867
Net assets at beginning of period                                   8,786,080         718,699       2,942,789       1,188,206
                                                                 ------------------------------------------------------------
Net assets at end of period                                      $ 31,264,685    $  2,869,011    $ 15,518,738    $  6,307,073
                                                                 ============================================================

                                                                 International
                                                                    Growth         Marsico
                                                                   and Income      Growth
                                                                   Portfolio      Portfolio
                                                                   (Class 2)      (Class 2)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    (76,364)   $   (158,087)
  Net realized gains (losses) from
   securities transactions                                           (981,674)        (75,391)
  Change in net unrealized appreciation
   (depreciation) of investments                                     (934,963)     (1,785,121)
                                                                 ----------------------------
   Increase (decrease) in net assets from operations               (1,993,001)     (2,018,599)
                                                                 ----------------------------

From capital transactions:
  Net proceeds from units sold                                      6,029,865       6,518,195
  Cost of units redeemed                                             (531,281)       (511,389)
  Annuity benefit payments                                                  0               0
  Net transfers                                                     6,120,782      10,710,631
  Contract maintenance charge                                            (807)         (1,704)
                                                                 ----------------------------
   Increase (decrease) in net assets from capital transactions     11,618,559      16,715,733
                                                                 ----------------------------

Increase (decrease) in net assets                                   9,625,558      14,697,134
Net assets at beginning of period                                   2,600,162       2,952,250
                                                                 ----------------------------
Net assets at end of period                                      $ 12,225,720    $ 17,649,384
                                                                 ============================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                  MFS Growth      MFS Mid-Cap      MFS Total       Putnam
                                                                  and Income        Growth          Return         Growth
                                                                  Portfolio        Portfolio       Portfolio      Portfolio
                                                                  (Class 2)        (Class 2)       (Class 2)      (Class 2)
                                                                 ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    (59,487)   $   (253,795)   $    445,603    $    (94,283)
  Net realized gains (losses) from
   securities transactions                                           (225,459)     (1,299,048)        549,422        (294,485)
  Change in net unrealized appreciation
   (depreciation) of investments                                   (2,115,650)     (8,245,967)     (4,789,509)     (1,674,623)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from operations               (2,400,596)     (9,798,810)     (3,794,484)     (2,063,391)
                                                                 ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                      7,054,270      12,419,514      38,352,630       4,514,579
  Cost of units redeemed                                             (429,769)       (589,657)     (3,202,815)       (439,779)
  Annuity benefit payments                                                  0               0               0               0
  Net transfers                                                     7,176,702      12,384,142      44,562,778       3,756,257
  Contract maintenance charge                                          (1,313)         (2,700)         (7,323)         (1,003)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions     13,799,890      24,211,299      79,705,270       7,830,054
                                                                 ------------------------------------------------------------

Increase (decrease) in net assets                                  11,399,294      14,412,489      75,910,786       5,766,663
Net assets at beginning of period                                   3,480,310       7,931,301      14,514,483       2,660,083
                                                                 ------------------------------------------------------------
Net assets at end of period                                      $ 14,879,604    $ 22,343,790    $ 90,425,269    $  8,426,746
                                                                 ============================================================

                                                                     Real         Small & Mid
                                                                    Estate         Cap Value
                                                                   Portfolio       Portfolio
                                                                   (Class 2)     (Class 2)(2)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    108,782    $     (6,194)
  Net realized gains (losses) from
   securities transactions                                           (105,152)          3,171
  Change in net unrealized appreciation
   (depreciation) of investments                                      (46,963)        100,371
                                                                 ----------------------------
   Increase (decrease) in net assets from operations                  (43,333)         97,348
                                                                 ----------------------------

From capital transactions:
  Net proceeds from units sold                                      4,217,956       1,825,597
  Cost of units redeemed                                             (224,523)        (22,979)
  Annuity benefit payments                                                  0               0
  Net transfers                                                     5,901,627       1,004,044
  Contract maintenance charge                                            (784)            (29)
                                                                 ----------------------------
   Increase (decrease) in net assets from capital transactions      9,894,276       2,806,633
                                                                 ----------------------------

Increase (decrease) in net assets                                   9,850,943       2,903,981
Net assets at beginning of period                                   1,189,761               0
                                                                 ----------------------------
Net assets at end of period                                      $ 11,040,704    $  2,903,981
                                                                 ============================

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                   SunAmerica                       Telecom        Worldwide
                                                                    Balanced      Technology        Utility       High Income
                                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                                   (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                                                 ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    173,553    $    (44,291)   $    150,245    $    203,155
  Net realized gains (losses) from
   securities transactions                                           (149,312)       (422,533)       (166,528)        (80,831)
  Change in net unrealized appreciation
   (depreciation) of investments                                   (1,699,167)     (1,504,041)       (354,170)       (123,779)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from operations               (1,674,926)     (1,970,865)       (370,453)         (1,455)
                                                                 ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                      5,886,645       2,255,084         962,010       1,068,886
  Cost of units redeemed                                             (456,330)       (211,875)        (90,158)        (62,637)
  Annuity benefit payments                                                  0               0               0               0
  Net transfers                                                     8,441,235       2,014,016         791,799         913,591
  Contract maintenance charge                                          (1,805)           (511)           (262)           (143)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions     13,869,745       4,056,714       1,663,389       1,919,697
                                                                 ------------------------------------------------------------

Increase (decrease) in net assets                                  12,194,819       2,085,849       1,292,936       1,918,242
Net assets at beginning of period                                   3,043,174       1,458,942         862,020         683,342
                                                                 ------------------------------------------------------------
Net assets at end of period                                      $ 15,237,993    $  3,544,791    $  2,154,956    $  2,601,584
                                                                 ============================================================

                                                                  Aggressive       Alliance
                                                                    Growth          Growth
                                                                  Portfolio       Portfolio
                                                                 (Class 3)(1)    (Class 3)(1)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $       (149)   $     (2,676)
  Net realized gains (losses) from
   securities transactions                                                 (1)          2,635
  Change in net unrealized appreciation
   (depreciation) of investments                                       (2,452)        (65,412)
                                                                 ----------------------------
   Increase (decrease) in net assets from operations                   (2,602)        (65,453)
                                                                 ----------------------------

From capital transactions:
  Net proceeds from units sold                                        142,423       1,545,618
  Cost of units redeemed                                                 (239)         (1,203)
  Annuity benefit payments                                                  0               0
  Net transfers                                                         4,067         144,695
  Contract maintenance charge                                               0               0
                                                                 ----------------------------
   Increase (decrease) in net assets from capital transactions        146,251       1,689,110
                                                                 ----------------------------

Increase (decrease) in net assets                                     143,649       1,623,657
Net assets at beginning of period                                           0               0
                                                                 ----------------------------
Net assets at end of period                                      $    143,649    $  1,623,657
                                                                 ============================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                    Asset        Blue Chip        Cash         Corporate
                                                                  Allocation      Growth        Management       Bond
                                                                  Portfolio      Portfolio       Portfolio     Portfolio
                                                                 (Class 3)(1)   (Class 3)(1)   (Class 3)(1)   (Class 3)(1)
                                                                 ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $      (445)   $      (244)   $    (6,327)   $    (2,274)
  Net realized gains (losses) from
   securities transactions                                                17            (34)           257             51
  Change in net unrealized appreciation
   (depreciation) of investments                                        (232)        (7,288)         3,761         42,857
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from operations                    (660)        (7,566)        (2,309)        40,634
                                                                 --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                       256,839        137,604      6,416,631      1,756,249
  Cost of units redeemed                                                 (10)            (3)       (19,683)          (937)
  Annuity benefit payments                                                 0              0              0              0
  Net transfers                                                         (384)        21,949       (504,200)       170,032
  Contract maintenance charge                                              0              0              0              0
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from capital transactions       256,445        159,550      5,892,748      1,925,344
                                                                 ---------------------------------------------------------

Increase (decrease) in net assets                                    255,785        151,984      5,890,439      1,965,978
Net assets at beginning of period                                          0              0              0              0
                                                                 --------------------------------------------------------
Net assets at end of period                                      $   255,785    $   151,984    $ 5,890,439    $ 1,965,978
                                                                 ========================================================

                                                                     Davis        "Dogs" of
                                                                 Venture Value   Wall Street
                                                                   Portfolio      Portfolio
                                                                 (Class 3) (1)   (Class 3)(1)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                    $    (6,418)   $      (310)
  Net realized gains (losses) from
   securities transactions                                                230            495
  Change in net unrealized appreciation
   (depreciation) of investments                                       29,783           (958)
                                                                  --------------------------
   Increase (decrease) in net assets from operations                   23,595           (773)
                                                                  --------------------------

From capital transactions:
  Net proceeds from units sold                                      3,816,146        211,241
  Cost of units redeemed                                               (3,649)          (201)
  Annuity benefit payments                                                  0              0
  Net transfers                                                       396,498         60,105
  Contract maintenance charge                                               0              0
                                                                  --------------------------
   Increase (decrease) in net assets from capital transactions      4,208,995        271,145
                                                                  --------------------------

Increase (decrease) in net assets                                   4,232,590        270,372
Net assets at beginning of period                                           0              0
                                                                  --------------------------
Net assets at end of period                                       $ 4,232,590    $   270,372
                                                                  ==========================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                  Emerging       Federated       Foreign        Global
                                                                   Markets         Value          Value          Bond
                                                                  Portfolio      Portfolio      Portfolio      Portfolio
                                                                 (Class 3)(1)   (Class 3)(1)   (Class 3)(1)   (Class 3)(1)
                                                                 ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $      (146)   $    (1,195)   $     2,426    $      (461)
  Net realized gains (losses) from
   securities transactions                                                 5             22          1,706            181
  Change in net unrealized appreciation
   (depreciation) of investments                                      (1,150)       (19,258)        (6,558)         3,781
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from operations                  (1,291)       (20,431)        (2,426)         3,501
                                                                 --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                       104,272        857,234      2,466,954        197,247
  Cost of units redeemed                                                (283)          (469)        (2,164)           (97)
  Annuity benefit payments                                                 0              0              0              0
  Net transfers                                                       25,161         47,090        228,124         87,659
  Contract maintenance charge                                              0              0              0              0
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from capital transactions       129,150        903,855      2,692,914        284,809
                                                                 --------------------------------------------------------

Increase (decrease) in net assets                                    127,859        883,424      2,690,488        288,310
Net assets at beginning of period                                          0              0              0              0
                                                                 --------------------------------------------------------
Net assets at end of period                                      $   127,859    $   883,424    $ 2,690,488    $   288,310
                                                                 ========================================================

                                                                   Global      Goldman Sachs
                                                                  Equities        Research
                                                                  Portfolio      Portfolio
                                                                 (Class 3)(1)  (Class 3)(1)
                                                                 ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $      (210)   $       (70)
  Net realized gains (losses) from
   securities transactions                                             1,076           (584)
  Change in net unrealized appreciation
   (depreciation) of investments                                      (4,530)          (692)
                                                                 --------------------------
   Increase (decrease) in net assets from operations                  (3,664)        (1,346)
                                                                 --------------------------

From capital transactions:
  Net proceeds from units sold                                        91,443         39,635
  Cost of units redeemed                                                 (26)            (5)
  Annuity benefit payments                                                 0              0
  Net transfers                                                       28,205        (24,557)
  Contract maintenance charge                                              0              0
                                                                 --------------------------
   Increase (decrease) in net assets from capital transactions       119,622         15,073
                                                                 --------------------------

Increase (decrease) in net assets                                    115,958         13,727
Net assets at beginning of period                                          0              0
                                                                 --------------------------
Net assets at end of period                                      $   115,958    $    13,727
                                                                 ==========================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                                              International
                                                                    Growth-       Growth        High-Yield     Diversified
                                                                    Income     Opportunities       Bond         Equities
                                                                   Portfolio     Portfolio       Portfolio      Portfolio
                                                                 (Class 3)(1)   (Class 3)(1)   (Class 3)(1)   (Class 3)(1)
                                                                 ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    (1,814)   $      (326)   $    (1,444)   $    (2,616)
  Net realized gains (losses) from
   securities transactions                                                 4              7            617            102
  Change in net unrealized appreciation
   (depreciation) of investments                                     (53,830)        (9,002)        14,102         20,611
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from operations                 (55,640)        (9,321)        13,275         18,097
                                                                 --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                     1,361,873        194,294      1,274,408      1,396,436
  Cost of units redeemed                                              (1,483)           (51)          (376)          (896)
  Annuity benefit payments                                                 0              0              0              0
  Net transfers                                                      111,181         10,221         52,235         92,668
  Contract maintenance charge                                              0              0              0              0
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from capital transactions     1,471,571        204,464      1,326,267      1,488,208
                                                                 --------------------------------------------------------

Increase (decrease) in net assets                                  1,415,931        195,143      1,339,542      1,506,305
Net assets at beginning of period                                          0              0              0              0
                                                                 --------------------------------------------------------
Net assets at end of period                                      $ 1,415,931    $   195,143    $ 1,339,542    $ 1,506,305
                                                                 ========================================================

                                                                 International
                                                                     Growth          Marsico
                                                                   and Income        Growth
                                                                   Portfolio       Portfolio
                                                                  (Class 3)(1)   (Class 3)(1)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    (1,273)   $    (1,092)
  Net realized gains (losses) from
   securities transactions                                             1,423            410
  Change in net unrealized appreciation
   (depreciation) of investments                                      (8,950)       (31,377)
                                                                 --------------------------
   Increase (decrease) in net assets from operations                  (8,800)       (32,059)
                                                                 --------------------------

From capital transactions:
  Net proceeds from units sold                                       924,329        675,409
  Cost of units redeemed                                                (956)          (140)
  Annuity benefit payments                                                 0              0
  Net transfers                                                       46,026        114,180
  Contract maintenance charge                                              0              0
                                                                 --------------------------
   Increase (decrease) in net assets from capital transactions       969,399        789,449
                                                                 --------------------------

Increase (decrease) in net assets                                    960,599        757,390
Net assets at beginning of period                                          0              0
                                                                 --------------------------
Net assets at end of period                                      $   960,599    $   757,390
                                                                 ==========================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                  MFS Growth    MFS Mid-Cap     MFS Total       Putnam
                                                                  and Income      Growth         Return         Growth
                                                                  Portfolio      Portfolio      Portfolio      Portfolio
                                                                 (Class 3)(1)   (Class 3)(1)   (Class 3)(1)   (Class 3)(1)
                                                                 ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    (1,315)   $    (2,466)   $    (4,810)   $      (594)
  Net realized gains (losses) from
   securities transactions                                               422            165           (417)           (79)
  Change in net unrealized appreciation
   (depreciation) of investments                                         278         (4,693)        (4,021)       (22,516)
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from operations                    (615)        (6,994)        (9,248)       (23,189)
                                                                 --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                       730,880      1,369,548      2,774,563        442,455
  Cost of units redeemed                                                (500)        (1,019)       (36,093)          (204)
  Annuity benefit payments                                                 0              0              0              0
  Net transfers                                                       69,269        123,443        869,636         18,322
  Contract maintenance charge                                              0              0              0              0
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from capital transactions       799,649      1,491,972      3,608,106        460,573
                                                                 --------------------------------------------------------

Increase (decrease) in net assets                                    799,034      1,484,978      3,598,858        437,384
Net assets at beginning of period                                          0              0              0              0
                                                                 --------------------------------------------------------
Net assets at end of period                                      $   799,034    $ 1,484,978    $ 3,598,858    $   437,384
                                                                 ========================================================

                                                                    Real        Small & Mid
                                                                   Estate        Cap Value
                                                                  Portfolio      Portfolio
                                                                 (Class 3)(1)   (Class 3)(1)
                                                                 ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $      (592)   $    (2,171)
  Net realized gains (losses) from
   securities transactions                                               138            938
  Change in net unrealized appreciation
   (depreciation) of investments                                      11,846         49,142
                                                                 --------------------------
   Increase (decrease) in net assets from operations                  11,392         47,909
                                                                 --------------------------

From capital transactions:
  Net proceeds from units sold                                       377,308      1,586,920
  Cost of units redeemed                                                (450)        (1,034)
  Annuity benefit payments                                                 0              0
  Net transfers                                                       38,167        140,990
  Contract maintenance charge                                              0              0
                                                                 --------------------------
   Increase (decrease) in net assets from capital transactions       415,025      1,726,876
                                                                 --------------------------

Increase (decrease) in net assets                                    426,417      1,774,785
Net assets at beginning of period                                          0              0
                                                                 --------------------------
Net assets at end of period                                      $   426,417    $ 1,774,785
                                                                 ==========================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                  SunAmerica                       Telecom         Worldwide
                                                                   Balanced       Technology       Utility        High Income
                                                                  Portfolio        Portfolio      Portfolio        Portfolio
                                                                 (Class 3)(1)    (Class 3)(1)   (Class 3)(3)**  (Class 3)(3)**
                                                                 -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $       (368)   $       (404)   $         (2)   $        (2)
  Net realized gains (losses) from
   securities transactions                                                (35)         (4,015)             95             59
  Change in net unrealized appreciation
   (depreciation) of investments                                       (4,852)        (23,365)             18             14
                                                                 -----------------------------------------------------------
   Increase (decrease) in net assets from operations                   (5,255)        (27,784)            111             71
                                                                 -----------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                        297,508         216,244             201            229
  Cost of units redeemed                                                 (476)           (376)              0              0
  Annuity benefit payments                                                  0               0               0              0
  Net transfers                                                        21,767          64,806              10             10
  Contract maintenance charge                                               0               0               0              0
                                                                 -----------------------------------------------------------
   Increase (decrease) in net assets from capital transactions        318,799         280,674             211            239
                                                                 -----------------------------------------------------------

Increase (decrease) in net assets                                     313,544         252,890             322            310
Net assets at beginning of period                                           0               0               0              0
                                                                 -----------------------------------------------------------
Net assets at end of period                                      $    313,544    $    252,890    $        322    $       310
                                                                 ===========================================================

                                                                                   Emerging
                                                                   Comstock         Growth
                                                                   Portfolio      Portfolio
                                                                  (Class II)      (Class II)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (546,240)   $   (106,777)
  Net realized gains (losses) from
   securities transactions                                         (1,520,648)       (275,987)
  Change in net unrealized appreciation
   (depreciation) of investments                                   (9,147,273)     (2,549,452)
                                                                 ----------------------------
   Increase (decrease) in net assets from operations              (11,214,161)     (2,932,216)
                                                                 ----------------------------

From capital transactions:
  Net proceeds from units sold                                     16,585,307       5,096,153
  Cost of units redeemed                                           (3,051,795)       (392,826)
  Annuity benefit payments                                               (311)              0
  Net transfers                                                    58,727,885       7,322,902
  Contract maintenance charge                                         (14,920)         (1,481)
                                                                 ----------------------------
   Increase (decrease) in net assets from capital transactions     72,246,166      12,024,748
                                                                 ----------------------------

Increase (decrease) in net assets                                  61,032,006       9,092,532
Net assets at beginning of period                                   8,039,411       1,582,599
                                                                 ----------------------------
Net assets at end of period                                      $ 69,071,417    $ 10,675,131
                                                                 ============================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(3) For the period from November 11, 2002 (inception) to December 31, 2002.

** Increase (decrease) relates to net assets retained in Variable Separate
   Account by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                  Growth and                     Conservative    Conservative
                                                                    Income         Balanced        Balanced         Growth
                                                                  Portfolio        Portfolio       Portfolio       Portfolio
                                                                  (Class II)       (Class A)       (Class A)       (Class A)
                                                                 -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (359,527)   $    195,739    $    (24,368)   $    278,422
  Net realized gains (losses) from
   securities transactions                                           (337,002)       (337,751)         (3,150)       (342,528)
  Change in net unrealized appreciation
   (depreciation) of investments                                   (4,261,044)     (2,743,020)        (31,312)     (2,917,874)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from operations               (4,957,573)     (2,885,032)        (58,830)     (2,981,980)
                                                                 ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                     11,595,247      14,830,734         301,911       6,714,813
  Cost of units redeemed                                           (2,196,560)     (3,679,297)       (101,836)     (1,538,095)
  Annuity benefit payments                                                  0               0               0               0
  Net transfers                                                    47,387,825      39,345,938       4,356,285      23,115,060
  Contract maintenance charge                                         (11,597)         (5,142)           (575)         (3,359)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions     56,774,915      50,492,233       4,555,785      28,288,419
                                                                 ------------------------------------------------------------

Increase (decrease) in net assets                                  51,817,342      47,607,201       4,496,955      25,306,439
Net assets at beginning of period                                   2,854,121       8,649,750         796,457       5,523,188
                                                                 ------------------------------------------------------------
Net assets at end of period                                      $ 54,671,463    $ 56,256,951    $  5,293,412    $ 30,829,627
                                                                 ============================================================


                                                                 Equity Income  Flexible Income
                                                                     Fund          Portfolio
                                                                   (Class A)       (Class A)
                                                                 ------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $     27,612    $    (73,084)
  Net realized gains (losses) from
   securities transactions                                           (106,203)        (26,237)
  Change in net unrealized appreciation
   (depreciation) of investments                                     (654,644)        283,914
                                                                 ----------------------------
   Increase (decrease) in net assets from operations                 (733,235)        184,593
                                                                 ----------------------------

From capital transactions:
  Net proceeds from units sold                                      1,911,504       1,592,878
  Cost of units redeemed                                             (370,350)     (1,304,038)
  Annuity benefit payments                                                  0               0
  Net transfers                                                     7,117,811      10,838,073
  Contract maintenance charge                                          (1,142)         (1,699)
                                                                 ----------------------------
   Increase (decrease) in net assets from capital transactions      8,657,823      11,125,214
                                                                 ----------------------------

Increase (decrease) in net assets                                   7,924,588      11,309,807
Net assets at beginning of period                                   1,252,845       2,373,837
                                                                 ----------------------------
Net assets at end of period                                      $  9,177,433    $ 13,683,644
                                                                 ============================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                  Growth &                      West Coast
                                                                   Income         Growth         Equity         Income
                                                                    Fund           Fund           Fund           Fund
                                                                  (Class A)      (Class A)      (Class A)      (Class A)
                                                                 ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (17,720)   $   (10,620)   $   (28,353)   $    65,452
  Net realized gains (losses) from
   securities transactions                                           (60,294)       (38,826)       (30,651)        (1,916)
  Change in net unrealized appreciation
   (depreciation) of investments                                    (464,725)      (208,498)      (664,918)       192,988
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from operations                (542,739)      (257,944)      (723,922)       256,524
                                                                 --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                       488,073        248,730      1,520,761        473,845
  Cost of units redeemed                                            (152,246)       (59,939)      (185,596)       (92,704)
  Annuity benefit payments                                                 0              0              0              0
  Net transfers                                                    2,599,554        732,150      3,679,185      3,902,943
  Contract maintenance charge                                           (533)          (329)          (647)          (547)
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from capital transactions     2,934,848        920,612      5,013,703      4,283,537
                                                                 --------------------------------------------------------

Increase (decrease) in net assets                                  2,392,109        662,668      4,289,781      4,540,061
Net assets at beginning of period                                  1,005,104        297,497        798,661        756,730
                                                                 --------------------------------------------------------
Net assets at end of period                                      $ 3,397,213    $   960,165    $ 5,088,442    $ 5,296,791
                                                                 ========================================================

                                                                 International
                                                                    Growth      Mid Cap Stock
                                                                     Fund            Fund
                                                                   (Class A)      (Class A)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                    $      (334)   $   (13,270)
  Net realized gains (losses) from
   securities transactions                                                 69          5,080
  Change in net unrealized appreciation
   (depreciation) of investments                                      (10,407)      (104,826)
                                                                  --------------------------
   Increase (decrease) in net assets from operations                  (10,672)      (113,016)
                                                                  --------------------------

From capital transactions:
  Net proceeds from units sold                                         32,697        329,305
  Cost of units redeemed                                               (1,962)      (108,866)
  Annuity benefit payments                                                  0              0
  Net transfers                                                        51,399      1,043,364
  Contract maintenance charge                                             (33)          (386)
                                                                  --------------------------
   Increase (decrease) in net assets from capital transactions         82,101      1,263,417
                                                                  --------------------------

Increase (decrease) in net assets                                      71,429      1,150,401
Net assets at beginning of period                                      24,920        394,646
                                                                  --------------------------
Net assets at end of period                                       $    96,349    $ 1,545,047
                                                                  ==========================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                  Short Term                        Strategic
                                                                 Money Market       Income       Small Cap Stock     Growth
                                                                     Fund            Fund              Fund         Portfolio
                                                                  (Class A)       (Class A)         (Class A)       (Class A)
                                                                 -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $     (2,324)   $     11,635    $     (4,627)    $     97,813
  Net realized gains (losses) from
   securities transactions                                                  0            (414)          6,078         (104,751)
  Change in net unrealized appreciation
   (depreciation) of investments                                            0          46,197        (170,624)        (866,332)
                                                                 -------------------------------------------------------------
   Increase (decrease) in net assets from operations                   (2,324)         57,418        (169,173)        (873,270)
                                                                 -------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                        344,382         258,832         149,143        2,193,967
  Cost of units redeemed                                             (403,573)       (164,821)        (25,544)        (127,911)
  Annuity benefit payments                                                  0               0               0                0
  Net transfers                                                     3,799,510       1,765,320         387,461        3,908,093
  Contract maintenance charge                                            (731)           (156)            (38)          (1,374)
                                                                 -------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions      3,739,588       1,859,175         511,022        5,972,775
                                                                 -------------------------------------------------------------

Increase (decrease) in net assets                                   3,737,264       1,916,593         341,849        5,099,505
Net assets at beginning of period                                     455,028         121,619         140,648        1,216,910
                                                                 -------------------------------------------------------------
Net assets at end of period                                      $  4,192,292    $  2,038,212    $    482,497     $  6,316,415
                                                                 =============================================================


                                                                 U.S. Government   Balanced
                                                                 Securities Fund   Portfolio
                                                                    (Class A)      (Class B)
                                                                 -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                    $    114,646    $     96,233
  Net realized gains (losses) from
   securities transactions                                              17,167        (144,311)
  Change in net unrealized appreciation
   (depreciation) of investments                                       351,062      (1,415,679)
                                                                  ----------------------------
   Increase (decrease) in net assets from operations                   482,875      (1,463,757)
                                                                  ----------------------------

From capital transactions:
  Net proceeds from units sold                                       1,459,695       8,476,343
  Cost of units redeemed                                              (939,865)     (1,206,730)
  Annuity benefit payments                                                   0               0
  Net transfers                                                     11,272,460      22,783,157
  Contract maintenance charge                                           (1,438)         (1,832)
                                                                  ----------------------------
   Increase (decrease) in net assets from capital transactions      11,790,852      30,050,938
                                                                  ----------------------------

Increase (decrease) in net assets                                   12,273,727      28,587,181
Net assets at beginning of period                                    1,638,908       1,452,687
                                                                  ----------------------------
Net assets at end of period                                       $ 13,912,635    $ 30,039,868
                                                                  ============================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                        Conservative    Conservative
                                                                          Balanced         Growth      Equity Income
                                                                         Portfolio        Portfolio         Fund
                                                                         (Class B)        (Class B)       (Class B)
                                                                        ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                                      $    (10,964)   $    129,870    $     17,306
      Net realized gains (losses) from
          securities transactions                                            (23,793)       (156,758)        (66,381)
      Change in net unrealized appreciation
          (depreciation) of investments                                       (1,159)     (1,331,377)       (461,812)
                                                                        --------------------------------------------
          Increase (decrease) in net assets from operations                  (35,916)     (1,358,265)       (510,887)
                                                                        --------------------------------------------

From capital transactions:
      Net proceeds from units sold                                           356,650       4,897,584       1,673,374
      Cost of units redeemed                                                 (42,642)       (333,541)       (121,848)
      Annuity benefit payments                                                     0               0               0
      Net transfers                                                        1,613,773       9,583,862       4,016,086
      Contract maintenance charge                                               (823)           (176)           (279)
                                                                        --------------------------------------------
          Increase (decrease) in net assets from capital transactions      1,926,958      14,147,729       5,567,333
                                                                        --------------------------------------------

Increase (decrease) in net assets                                          1,891,042      12,789,464       5,056,446
Net assets at beginning of period                                            205,218       1,126,916         364,057
                                                                        --------------------------------------------
Net assets at end of period                                             $  2,096,260    $ 13,916,380    $  5,420,503
                                                                        ============================================


                                                                        Flexible Income  Growth & Income     Growth
                                                                            Portfolio         Fund            Fund
                                                                            (Class B)       (Class B)       (Class B)
                                                                        ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                                       $    (40,313)   $     (7,401)    $     (7,408)
      Net realized gains (losses) from
          securities transactions                                              (2,089)        (26,308)         (23,661)
      Change in net unrealized appreciation
          (depreciation) of investments                                       191,908        (163,820)        (129,523)
                                                                         ---------------------------------------------
          Increase (decrease) in net assets from operations                   149,506        (197,529)        (160,592)
                                                                         ---------------------------------------------

From capital transactions:
      Net proceeds from units sold                                            942,880         195,695          174,816
      Cost of units redeemed                                                 (263,163)        (60,107)         (33,443)
      Annuity benefit payments                                                      0               0                0
      Net transfers                                                         8,125,550       1,251,000          609,341
      Contract maintenance charge                                                (495)            (76)             (45)
                                                                         ---------------------------------------------
          Increase (decrease) in net assets from capital transactions       8,804,772       1,386,512          750,669
                                                                         ---------------------------------------------

Increase (decrease) in net assets                                           8,954,278       1,188,983          590,077
Net assets at beginning of period                                             181,709         111,519           31,455
                                                                         ---------------------------------------------
Net assets at end of period                                              $  9,135,987    $  1,300,502     $    621,532
                                                                         =============================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                  West Coast                  International
                                                                    Equity        Income         Growth      Mid Cap Stock
                                                                     Fund          Fund           Fund           Fund
                                                                  (Class B)      (Class B)      (Class B)      (Class B)
                                                                 ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (13,200)   $    53,276    $       (80)   $    (6,112)
  Net realized gains (losses) from
   securities transactions                                           (58,832)        (1,924)        (3,787)         6,061
  Change in net unrealized appreciation
   (depreciation) of investments                                    (327,812)       276,815        (14,071)       (52,141)
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from operations                (399,844)       328,167        (17,938)       (52,192)
                                                                 --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                     1,052,859      1,198,453         71,135        210,229
  Cost of units redeemed                                             (44,989)      (201,364)          (822)       (17,903)
  Annuity benefit payments                                                 0              0              0              0
  Net transfers                                                    1,647,687      6,503,183         41,046        500,111
  Contract maintenance charge                                           (129)          (396)            (7)           (52)
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from capital transactions     2,655,428      7,499,876        111,352        692,385
                                                                 --------------------------------------------------------

Increase (decrease) in net assets                                  2,255,584      7,828,043         93,414        640,193
Net assets at beginning of period                                     58,327        361,838             31         36,706
                                                                 --------------------------------------------------------
Net assets at end of period                                      $ 2,313,911    $ 8,189,881    $    93,445    $   676,899
                                                                 ========================================================

                                                                                Short Term
                                                                 Money Market     Income
                                                                     Fund          Fund
                                                                   (Class B)    (Class B)
                                                                 --------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (16,685)   $    12,758
  Net realized gains (losses) from
   securities transactions                                                 0         (1,629)
  Change in net unrealized appreciation
   (depreciation) of investments                                           0         18,147
                                                                 --------------------------
   Increase (decrease) in net assets from operations                 (16,685)        29,276
                                                                 --------------------------

From capital transactions:
  Net proceeds from units sold                                        89,168        429,912
  Cost of units redeemed                                            (271,769)       (17,276)
  Annuity benefit payments                                                 0              0
  Net transfers                                                    4,691,590        724,335
  Contract maintenance charge                                           (710)          (126)
                                                                 --------------------------
   Increase (decrease) in net assets from capital transactions     4,508,279      1,136,845
                                                                 --------------------------

Increase (decrease) in net assets                                  4,491,594      1,166,121
Net assets at beginning of period                                    189,232         20,028
                                                                 --------------------------
Net assets at end of period                                      $ 4,680,826    $ 1,186,149
                                                                 ==========================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                                                   Nations
                                                                                  Strategic                          Asset
                                                                Small Cap Stock    Growth       U.S. Government   Allocation
                                                                     Fund         Portfolio     Securities Fund   Portfolio
                                                                   (Class B)      (Class B)        (Class B)       (Class B)
                                                                 -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $     (3,369)   $     28,195    $     77,614    $      1,100
  Net realized gains (losses) from
   securities transactions                                              2,262         (55,487)         12,985         (12,337)
  Change in net unrealized appreciation
   (depreciation) of investments                                     (129,534)       (272,895)        264,244         (34,600)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from operations                 (130,641)       (300,187)        354,843         (45,837)
                                                                 ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                         82,773       1,082,196       1,062,291          91,862
  Cost of units redeemed                                              (14,362)        (51,862)       (241,544)        (14,101)
  Annuity benefit payments                                                  0               0               0               0
  Net transfers                                                       262,610       1,270,045      10,333,082         223,612
  Contract maintenance charge                                             (32)           (109)         (1,108)            (32)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions        330,989       2,300,270      11,152,721         301,341
                                                                 ------------------------------------------------------------

Increase (decrease) in net assets                                     200,348       2,000,083      11,507,564         255,504
Net assets at beginning of period                                      33,280         318,978         753,700          64,771
                                                                 ------------------------------------------------------------
Net assets at end of period                                      $    233,628    $  2,319,061    $ 12,261,264    $    320,275
                                                                 ============================================================

                                                                   Nations          Nations
                                                                   Capital        High Yield
                                                                   Growth            Bond
                                                                  Portfolio       Portfolio
                                                                  (Class B)       (Class B)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $     (6,183)   $    313,359
  Net realized gains (losses) from
   securities transactions                                            (74,321)        (39,154)
  Change in net unrealized appreciation
   (depreciation) of investments                                      (73,906)       (219,016)
                                                                 ----------------------------
   Increase (decrease) in net assets from operations                 (154,410)         55,189
                                                                 ----------------------------

From capital transactions:
  Net proceeds from units sold                                          9,582       2,397,080
  Cost of units redeemed                                              (15,262)       (156,305)
  Annuity benefit payments                                                  0               0
  Net transfers                                                       239,885       1,835,930
  Contract maintenance charge                                             (70)           (246)
                                                                 ----------------------------
   Increase (decrease) in net assets from capital transactions        234,135       4,076,459
                                                                 ----------------------------

Increase (decrease) in net assets                                      79,725       4,131,648
Net assets at beginning of period                                     394,567       1,216,270
                                                                 ----------------------------
Net assets at end of period                                      $    474,292    $  5,347,918
                                                                 ============================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                  Nations
                                                                   Nations        Marsico        Nations        Nations
                                                                International     Focused        Marsico        Marsico
                                                                    Value        Equities        Growth       21st Century
                                                                  Portfolio      Portfolio      Portfolio      Portfolio
                                                                  (Class B)      (Class B)      (Class B)      (Class B)
                                                                ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    17,280    $   (65,772)   $   (21,608)   $    (5,407)
  Net realized gains (losses) from
   securities transactions                                           (13,899)       (45,991)       (17,006)           767
  Change in net unrealized appreciation
   (depreciation) of investments                                    (967,356)      (874,999)      (240,260)       (26,386)
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from operations                (963,975)      (986,762)      (278,874)       (31,026)
                                                                 --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                     3,173,103      4,210,583        142,098         27,540
  Cost of units redeemed                                            (143,534)      (184,730)      (115,510)       (14,085)
  Annuity benefit payments                                                 0              0              0              0
  Net transfers                                                    1,927,581      2,922,076        840,210         74,949
  Contract maintenance charge                                           (257)          (411)          (175)           (56)
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from capital transactions     4,956,893      6,947,518        866,623         88,348
                                                                 --------------------------------------------------------

Increase (decrease) in net assets                                  3,992,918      5,960,756        587,749         57,322
Net assets at beginning of period                                  1,357,166      1,358,098        965,682        299,852
                                                                 --------------------------------------------------------
Net assets at end of period                                      $ 5,350,084    $ 7,318,854    $ 1,553,431    $   357,174
                                                                 ========================================================

                                                                   Nations
                                                                   Marsico        Nations
                                                                International      MidCap
                                                                Opportunities      Growth
                                                                  Portfolio      Portfolio
                                                                  (Class B)      (Class B)
                                                                ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $      (877)   $    (8,921)
  Net realized gains (losses) from
   securities transactions                                               (73)       (36,929)
  Change in net unrealized appreciation
   (depreciation) of investments                                      (5,269)      (173,091)
                                                                 --------------------------
   Increase (decrease) in net assets from operations                  (6,219)      (218,941)
                                                                 --------------------------

From capital transactions:
  Net proceeds from units sold                                        81,904        262,537
  Cost of units redeemed                                                (316)       (34,134)
  Annuity benefit payments                                                 0              0
  Net transfers                                                       76,802        509,584
  Contract maintenance charge                                            (39)           (97)
                                                                 --------------------------
   Increase (decrease) in net assets from capital transactions       158,351        737,890
                                                                 --------------------------

Increase (decrease) in net assets                                    152,132        518,949
Net assets at beginning of period                                     10,632        306,236
                                                                 --------------------------
Net assets at end of period                                      $   162,764    $   825,185
                                                                 ==========================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                    Nations
                                                                     Small           Nations
                                                                    Company           Value           Growth        International
                                                                   Portfolio        Portfolio         Series           Series
                                                                   (Class B)        (Class B)        (Class A)        (Class A)
                                                                 -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $     (16,514)   $      (8,984)   $  (6,668,519)   $      24,943
  Net realized gains (losses) from
   securities transactions                                             (31,981)         (87,266)     (73,006,380)     (16,851,331)
  Change in net unrealized appreciation
   (depreciation) of investments                                      (330,592)        (270,920)     (90,988,505)      (2,148,332)
                                                                 ----------------------------------------------------------------
   Increase (decrease) in net assets from operations                  (379,087)        (367,170)    (170,663,404)     (18,974,720)
                                                                 ----------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                         426,876          217,815        4,633,381        1,086,432
  Cost of units redeemed                                               (40,132)        (108,377)     (65,612,057)     (17,001,813)
  Annuity benefit payments                                                   0                0       (2,642,995)        (398,208)
  Net transfers                                                      1,151,280          546,215      (35,068,047)      (7,404,217)
  Contract maintenance charge                                              (93)            (242)        (252,100)         (52,844)
                                                                 ----------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions       1,537,931          655,411      (98,941,818)     (23,770,650)
                                                                 ----------------------------------------------------------------

Increase (decrease) in net assets                                    1,158,844          288,241     (269,605,222)     (42,745,370)
Net assets at beginning of period                                      494,250        1,226,606      731,554,638      146,144,690
                                                                 ----------------------------------------------------------------
Net assets at end of period                                      $   1,653,094    $   1,514,847    $ 461,949,416    $ 103,399,320
                                                                 ================================================================

                                                                    Growth-          Asset
                                                                    Income         Allocation
                                                                    Series           Series
                                                                  (Class A)        (Class A)
                                                                 ------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   1,869,726    $   2,018,674
  Net realized gains (losses) from
   securities transactions                                         (20,672,333)      (3,765,085)
  Change in net unrealized appreciation
   (depreciation) of investments                                  (114,184,865)     (10,613,737)
                                                                 ------------------------------
   Increase (decrease) in net assets from operations              (132,987,472)     (12,360,148)
                                                                 ------------------------------

From capital transactions:
  Net proceeds from units sold                                       5,406,694        1,100,862
  Cost of units redeemed                                           (68,445,739)     (10,800,877)
  Annuity benefit payments                                          (3,124,750)        (405,304)
  Net transfers                                                    (13,962,883)       1,662,472
  Contract maintenance charge                                         (271,108)         (38,724)
                                                                 ------------------------------
   Increase (decrease) in net assets from capital transactions     (80,397,786)      (8,481,571)
                                                                 ------------------------------

Increase (decrease) in net assets                                 (213,385,258)     (20,841,719)
Net assets at beginning of period                                  712,431,332       98,104,020
                                                                 ------------------------------
Net assets at end of period                                      $ 499,046,074    $  77,262,301
                                                                 ==============================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                     U.S.
                                                                                  Government/
                                                                  High-Yield       AAA-Rated         Cash            Asset
                                                                     Bond         Securities      Management      Allocation
                                                                    Series          Series          Series           Fund
                                                                  (Class A)        (Class A)       (Class A)     (Class 2)(1)
                                                                 -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $  4,026,396    $  2,400,978    $    742,780    $    230,834
  Net realized gains (losses) from
   securities transactions                                         (4,131,519)       (116,770)     (1,290,185)            (58)
  Change in net unrealized appreciation
   (depreciation) of investments                                     (940,419)      2,179,508         380,791         (76,058)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from operations               (1,045,542)      4,463,716        (166,614)        154,718
                                                                 ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                        405,991         551,598         590,186         478,005
  Cost of units redeemed                                           (5,953,128)    (10,097,946)    (20,470,744)       (127,592)
  Annuity benefit payments                                           (312,820)       (415,008)       (229,443)              0
  Net transfers                                                      (243,482)     21,466,254      15,284,194      10,750,656
  Contract maintenance charge                                         (23,321)        (25,860)        (19,213)           (661)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions     (6,126,760)     11,479,038      (4,845,020)     11,100,408
                                                                 ------------------------------------------------------------

Increase (decrease) in net assets                                  (7,172,302)     15,942,754      (5,011,634)     11,255,126
Net assets at beginning of period                                  54,272,351      58,032,493      47,271,208               0
                                                                 ------------------------------------------------------------
Net assets at end of period                                      $ 47,100,049    $ 73,975,247    $ 42,259,574    $ 11,255,126
                                                                 ============================================================

                                                                    Global
                                                                    Growth          Growth
                                                                     Fund            Fund
                                                                 (Class 2)(1)    (Class 2)(1)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $     (9,844)   $    (20,951)
  Net realized gains (losses) from
   securities transactions                                                352             (87)
  Change in net unrealized appreciation
   (depreciation) of investments                                       44,683        (376,685)
                                                                 ----------------------------
   Increase (decrease) in net assets from operations                   35,191        (397,723)
                                                                 ----------------------------

From capital transactions:
  Net proceeds from units sold                                      1,427,457       4,012,521
  Cost of units redeemed                                              (43,329)        (80,209)
  Annuity benefit payments                                                  0               0
  Net transfers                                                     3,922,507       9,368,968
  Contract maintenance charge                                            (250)           (633)
                                                                 ----------------------------
   Increase (decrease) in net assets from capital transactions      5,306,385      13,300,647
                                                                 ----------------------------

Increase (decrease) in net assets                                   5,341,576      12,902,924
Net assets at beginning of period                                           0               0
                                                                 ----------------------------
Net assets at end of period                                      $  5,341,576    $ 12,902,924
                                                                 ============================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                    Growth-         Growth          Mid Cap
                                                                     Income        & Income          Value
                                                                      Fund         Portfolio       Portfolio
                                                                 (Class 2)(1)    (Class VC)(4)   (Class VC)(4)
                                                                 ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    163,797    $     12,272    $     (5,369)
  Net realized gains (losses) from
   securities transactions                                              2,638         (49,789)        (43,827)
  Change in net unrealized appreciation
   (depreciation) of investments                                      (16,079)       (852,258)       (553,373)
                                                                 --------------------------------------------
   Increase (decrease) in net assets from operations                  150,356        (889,775)       (602,569)
                                                                 --------------------------------------------

From capital transactions:
  Net proceeds from units sold                                      5,090,325       2,871,139         642,391
  Cost of units redeemed                                             (138,071)       (333,240)       (246,364)
  Annuity benefit payments                                                  0               0               0
  Net transfers                                                    16,583,915      18,245,991      14,891,769
  Contract maintenance charge                                            (962)         (3,645)         (2,444)
                                                                 --------------------------------------------
   Increase (decrease) in net assets from capital transactions     21,535,207      20,780,245      15,285,352
                                                                 --------------------------------------------

Increase (decrease) in net assets                                  21,685,563      19,890,469      14,682,783
Net assets at beginning of period                                           0               0               0
                                                                 --------------------------------------------
Net assets at end of period                                      $ 21,685,563    $ 19,890,469    $ 14,682,783
                                                                 ============================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(4) For the period from May 1, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001

                                                                                      Government
                                                                     Capital              and
                                                                   Appreciation      Quality Bond          Growth
                                                                    Portfolio         Portfolio           Portfolio
                                                                    (Class 1)         (Class 1)           (Class 1)
                                                                 ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (17,192,595)   $    14,149,635    $    (7,177,831)
  Net realized gains (losses) from
   securities transactions                                           244,008,610          4,576,453         63,637,713
  Change in net unrealized appreciation
   (depreciation) of investments                                    (455,698,787)         1,289,488       (145,412,520)
                                                                 -----------------------------------------------------
   Increase (decrease) in net assets from operations                (228,882,772)        20,015,576        (88,952,638)
                                                                 -----------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                        46,952,669         24,077,281         23,901,562
  Cost of units redeemed                                            (110,745,369)       (49,474,788)       (45,601,872)
  Annuity benefit payments                                              (501,643)          (121,594)          (423,445)
  Net transfers                                                       42,909,794        128,851,981         34,394,496
  Contract maintenance charge                                           (453,269)           (98,270)          (171,953)
                                                                 -----------------------------------------------------
   Increase (decrease) in net assets from capital transactions       (21,837,818)       103,234,610         12,098,788
                                                                 -----------------------------------------------------

Increase (decrease) in net assets                                   (250,720,590)       123,250,186        (76,853,850)
Net assets at beginning of period                                  1,532,809,954        366,897,684        583,100,115
                                                                 -----------------------------------------------------
Net assets at end of period                                      $ 1,282,089,364    $   490,147,870    $   506,246,265
                                                                 =====================================================

                                                                                                          Government
                                                                     Natural             Capital              and
                                                                    Resources         Appreciation       Quality Bond
                                                                    Portfolio           Portfolio         Portfolio
                                                                    (Class 1)         (Class 2)(1)       (Class 2)(1)
                                                                 ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $      (655,648)   $       (26,559)   $        21,392
  Net realized gains (losses) from
   securities transactions                                             5,679,223            339,938            (11,750)
  Change in net unrealized appreciation
   (depreciation) of investments                                      (8,304,994)           370,907           (115,793)
                                                                 -----------------------------------------------------
   Increase (decrease) in net assets from operations                  (3,281,419)           684,286           (106,151)
                                                                 -----------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                         2,680,434          9,404,375         12,426,236
  Cost of units redeemed                                              (4,918,899)           (28,866)           (80,760)
  Annuity benefit payments                                               (11,419)                 0                  0
  Net transfers                                                        5,511,727          3,760,090          3,346,940
  Contract maintenance charge                                            (19,412)                 0                  0
                                                                 -----------------------------------------------------
   Increase (decrease) in net assets from capital transactions         3,242,431         13,135,599         15,692,416
                                                                 -----------------------------------------------------

Increase (decrease) in net assets                                        (38,988)        13,819,885         15,586,265
Net assets at beginning of period                                     56,658,266                  0                  0
                                                                 -----------------------------------------------------
Net assets at end of period                                      $    56,619,278    $    13,819,885    $    15,586,265
                                                                 =====================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                          Natural       Aggressive      Alliance          Asset       Blue Chip
                                            Growth       Resources        Growth         Growth        Allocation      Growth
                                          Portfolio      Portfolio      Portfolio       Portfolio      Portfolio      Portfolio
                                         (Class 2)(1)  (Class 2)(1)     (Class 1)       (Class 1)       (Class 1)     (Class 1)
                                         ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)        $   (17,581)    $ (1,794)   $  (3,401,973)  $  (28,016,447)  $  8,877,186   $  (289,081)
     Net realized gains (losses) from
         securities transactions              97,522        4,859        3,876,462       72,468,821     10,207,372    (1,413,818)
     Change in net unrealized
         appreciation (depreciation)
         of investments                      219,757       45,004     (131,374,730)    (397,475,263)   (43,664,173)   (2,735,274)
                                         ---------------------------------------------------------------------------------------
         Increase (decrease) in net
           assets from operations            299,698       48,069     (130,900,241)    (353,022,889)   (24,579,615)   (4,438,173)
                                         ---------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold          5,915,817      511,753       11,937,359       62,445,983      7,497,756     4,959,750
     Cost of units redeemed                  (32,410)      (4,048)     (22,560,222)    (147,876,767)   (48,364,898)   (1,562,974)
     Annuity benefit payments                      0            0          (36,728)        (751,025)      (413,316)       (1,825)
     Net transfers                         1,390,554      189,927      (34,617,207)     (13,138,481)    (5,004,964)   14,693,419
     Contract maintenance charge                   0            0         (129,083)        (754,951)      (178,916)       (5,244)
                                         ---------------------------------------------------------------------------------------
         Increase (decrease) in net
           assets from capital
           transactions                    7,273,961      697,632      (45,405,881)    (100,075,241)   (46,464,338)   18,083,126
                                         ---------------------------------------------------------------------------------------

Increase (decrease) in net assets          7,573,659      745,701     (176,306,122)    (453,098,130)   (71,043,953)   13,644,953
Net assets at beginning of period                  0            0      417,926,934    2,164,757,217    564,147,873    13,321,239
                                         ---------------------------------------------------------------------------------------
Net assets at end of period              $ 7,573,659     $745,701    $ 241,620,812   $1,711,659,087   $493,103,920   $26,966,192
                                         =======================================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                          Davis
                                          Cash         Corporate         Venture         "Dogs" of       Emerging       Federated
                                       Management         Bond            Value         Wall Street       Markets         Value
                                        Portfolio      Portfolio         Portfolio       Portfolio      Portfolio       Portfolio
                                        (Class 1)       (Class 1)        (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                     ----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $  13,011,999   $   9,422,378   $   (23,070,702)  $    694,506   $    (844,725)  $    (324,534)
   Net realized gains (losses) from
       securities transactions           1,527,371        (131,741)      376,021,082     (1,180,158)    (14,657,321)      3,715,670
   Change in net unrealized
       appreciation (depreciation)
       of investments                   (5,899,304)        652,174      (677,913,433)     5,512,481      11,629,938     (12,656,214)
                                     ----------------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations          8,640,066       9,942,811      (324,963,053)     5,026,829      (3,872,108)     (9,265,078)
                                     ----------------------------------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold         68,282,500       9,057,693        82,552,003      2,564,030       2,676,010       8,015,252
   Cost of units redeemed             (119,335,773)    (21,901,526)     (171,970,058)    (6,632,770)     (4,525,605)    (18,358,099)
   Annuity benefit payments               (271,813)        (49,607)         (634,770)        (4,495)         (2,545)        (26,822)
   Net transfers                       111,206,679      61,957,318       116,249,872     18,292,490       1,393,144      60,430,769
   Contract maintenance charge             (84,361)        (48,353)         (807,557)       (34,764)        (28,153)        (71,018)
                                     ----------------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                   59,797,232      49,015,525        25,389,490     14,184,491        (487,149)     49,990,082
                                     ----------------------------------------------------------------------------------------------

Increase (decrease) in net assets       68,437,298      58,958,336      (299,573,563)    19,211,320      (4,359,257)     40,725,004
Net assets at beginning of period      353,462,059     157,602,416     2,428,866,726     77,001,742      70,551,962     182,122,446
                                     ----------------------------------------------------------------------------------------------
Net assets at end of period          $ 421,899,357   $ 216,560,752   $ 2,129,293,163   $ 96,213,062   $  66,192,705   $ 222,847,450
                                     ==============================================================================================

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                        Goldman
                                        Global           Global          Sachs          Growth-         Growth       High-Yield
                                         Bond           Equities       Research         Income       Opportunities      Bond
                                       Portfolio        Portfolio      Portfolio       Portfolio       Portfolio      Portfolio
                                       (Class 1)        (Class 1)      (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                     -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $   9,227,956   $  (6,058,316)  $   (536,819)  $  (10,684,286)   $  (335,881)  $ 24,348,028
   Net realized gains (losses) from
       securities transactions             396,805       2,676,800     (4,767,003)      80,581,117     (4,966,053)   (28,576,307)
   Change in net unrealized
       appreciation (depreciation)
       of investments                   (5,578,365)    (95,774,145)    (6,255,730)    (339,821,198)    (4,517,163)    (9,173,879)
                                     -------------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations          4,046,396     (99,155,661)   (11,559,552)    (269,924,367)    (9,819,097)   (13,402,158)
                                     -------------------------------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold          4,894,593      11,836,170      5,016,236       39,806,876      4,401,083      7,409,957
   Cost of units redeemed              (11,788,620)    (40,841,974)    (2,686,193)    (113,354,279)    (1,755,685)   (24,715,324)
   Annuity benefit payments                (44,068)       (215,171)          (273)        (692,792)        (2,129)      (105,058)
   Net transfers                         9,771,363     (10,295,172)      (151,584)       6,280,360      9,540,888     19,132,714
   Contract maintenance charge             (27,329)       (142,016)       (12,760)        (456,641)        (7,832)       (68,068)
                                     -------------------------------------------------------------------------------------------

       Increase (decrease) in net
         assets from capital
         transactions                    2,805,939     (39,658,163)     2,165,426      (68,416,476)    12,176,325      1,654,221
                                     -------------------------------------------------------------------------------------------

Increase (decrease) in net assets        6,852,335    (138,813,824)    (9,394,126)    (338,340,843)     2,357,228    (11,747,937)
Net assets at beginning of period      117,051,817     509,442,861     36,943,152    1,564,018,881     29,726,224    230,177,209
                                     -------------------------------------------------------------------------------------------
Net assets at end of period          $ 123,904,152   $ 370,629,037   $ 27,549,026   $1,225,678,038    $32,083,452   $218,429,272
                                     ===========================================================================================

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                     International                                       MFS             MFS
                                      Diversified     International     Marsico      Growth and        Mid-Cap         MFS
                                        Equities     Growth & Income     Growth        Income          Growth      Total Return
                                       Portfolio        Portfolio      Portfolio      Portfolio       Portfolio      Portfolio
                                       (Class 1)        (Class 1)      (Class 1)      (Class 1)       (Class 1)      (Class 1)
                                     ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $  (3,996,117)   $ (3,256,549)   $   (79,262)  $ (2,974,348)  $  (4,516,540)  $  2,358,700
   Net realized gains (losses) from
       securities transactions         (40,150,662)    (16,734,533)       (68,551)    10,707,222      19,700,483     14,830,518
   Change in net unrealized
       appreciation (depreciation)
       of investments                  (33,694,959)    (53,613,531)      (160,142)   (70,796,088)   (109,773,594)   (19,524,727)
                                     ------------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations        (77,841,738)    (73,604,613)      (307,955)   (63,063,214)    (94,589,651)    (2,335,509)
                                     ------------------------------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold          6,410,813      12,669,332      4,540,792     15,639,920      31,274,365     34,212,892
   Cost of units redeemed              (19,300,029)    (17,613,898)      (154,827)   (30,072,976)    (20,337,380)   (27,436,384)
   Annuity benefit payments               (111,292)        (50,793)             0       (131,529)        (26,298)       (79,806)
   Net transfers                       (16,031,898)      8,936,651      8,813,953     30,922,853      51,933,116    150,836,803
   Contract maintenance charge             (82,482)        (97,026)          (558)      (108,101)       (102,048)       (95,022)
                                     ------------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                  (29,114,888)      3,844,266     13,199,360     16,250,167      62,741,755    157,438,483
                                     ------------------------------------------------------------------------------------------

Increase (decrease) in net assets     (106,956,626)    (69,760,347)    12,891,405    (46,813,047)    (31,847,896)   155,102,974
Net assets at beginning of period      322,900,138     308,854,665            461    347,978,261     312,773,740    266,103,292
                                     ------------------------------------------------------------------------------------------
Net assets at end of period          $ 215,943,512    $239,094,318    $12,891,866   $301,165,214   $ 280,925,844   $421,206,266
                                     ==========================================================================================

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                          Putnam         Real        SunAmerica                     Telecom       Worldwide
                                          Growth        Estate        Balanced      Technology       Utility     High Income
                                         Portfolio     Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                         (Class 1)     (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                      ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)       $  (7,723,626)  $ 1,367,106   $  1,959,789   $   (610,578)  $  1,351,194   $  9,454,654
   Net realized gains (losses) from
       securities transactions            2,603,688       627,178      8,659,001    (21,374,097)    (3,675,927)    (6,062,167)
   Change in net unrealized
       appreciation (depreciation)
       of investments                  (158,417,004)       (2,588)   (69,559,977)    (5,921,897)   (10,987,455)    (8,003,109)
                                      ---------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations        (163,536,942)    1,991,696    (58,941,187)   (27,906,572)   (13,312,188)    (4,610,622)
                                      ---------------------------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold          17,034,397     2,786,291     13,478,396      6,851,492      2,356,443      1,467,818
   Cost of units redeemed               (45,320,764)   (6,378,267)   (27,573,508)    (3,334,152)    (6,876,264)    (8,923,517)
   Annuity benefit payments                (194,231)      (11,776)       (28,864)             0        (15,406)       (22,690)
   Net transfers                        (14,817,539)    7,790,644     15,958,577     14,237,710     (2,653,436)    (3,208,783)
   Contract maintenance charge             (229,991)      (22,081)      (155,166)       (14,825)       (30,030)       (28,559)
                                      ---------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                   (43,528,128)    4,164,811      1,679,435     17,740,225     (7,218,693)   (10,715,731)
                                      ---------------------------------------------------------------------------------------

Increase (decrease) in net assets      (207,065,070)    6,156,507    (57,261,752)   (10,166,347)   (20,530,881)   (15,326,353)
Net assets at beginning of period       642,718,945    75,176,654    394,810,447     48,103,086     90,346,107     95,371,004
                                      ---------------------------------------------------------------------------------------
Net assets at end of period           $ 435,653,875   $81,333,161   $337,548,695   $ 37,936,739   $ 69,815,226   $ 80,044,651
                                      =======================================================================================

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                       Aggressive       Alliance          Asset         Blue Chip          Cash          Corporate
                                         Growth          Growth        Allocation        Growth         Management         Bond
                                        Portfolio      Portfolio        Portfolio       Portfolio       Portfolio        Portfolio
                                      (Class 2)(1)    (Class 2)(1)    (Class 2)(1)    (Class 2)(1)     (Class 2)(1)    (Class 2)(1)
                                      --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)        $   (2,813)    $   (29,394)      $  5,105       $   (3,811)     $   148,267      $   80,149
   Net realized gains (losses) from
       securities transactions            151,512         314,855          3,868             (869)         (81,627)         (1,216)
   Change in net unrealized
       appreciation (depreciation)
       of investments                    (108,267)        220,968            402           22,458          (59,978)        (96,807)
                                       -------------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations            40,432         506,429          9,375           17,778            6,662         (17,874)
                                       -------------------------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold         1,595,572       9,113,985        403,462        1,194,751       13,820,219       4,358,080
   Cost of units redeemed                 (10,512)        (57,814)          (333)            (736)         (70,252)        (41,040)
   Annuity benefit payments                     0               0              0                0                0               0
   Net transfers                          388,528       3,933,877        172,278          422,528       (2,377,408)      1,990,113
   Contract maintenance charge                  0               0              0                0                0               0
                                       -------------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                   1,973,588      12,990,048        575,407        1,616,543       11,372,559       6,307,153
                                       -------------------------------------------------------------------------------------------
Increase (decrease) in net assets       2,014,020      13,496,477        584,782        1,634,321       11,379,221       6,289,279
Net assets at beginning of period               0               0              0                0                0               0
                                       -------------------------------------------------------------------------------------------
Net assets at end of period            $2,014,020     $13,496,477       $584,782       $1,634,321      $11,379,221      $6,289,279
                                       ===========================================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                             Davis          "Dogs" of       Emerging       Federated         Global
                                         Venture Value     Wall Street      Markets          Value            Bond
                                           Portfolio        Portfolio      Portfolio        Portfolio      Portfolio
                                         (Class 2)(1)     (Class 2)(1)    (Class 2)(1)    (Class 2)(1)    (Class 2)(1)
                                         ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $   (20,847)     $     7,616       $   (533)      $    3,753      $   29,159
   Net realized gains (losses) from
       securities transactions               755,574             (867)         3,303           22,640          (2,279)
   Change in net unrealized
       appreciation (depreciation)
       of investments                        (39,519)          67,454         23,525          117,530         (32,811)
                                         ----------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations              695,208           74,203         26,295          143,923          (5,931)
                                         ----------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold           12,865,773        1,380,535        242,250        2,600,785       1,301,686
   Cost of units redeemed                    (49,187)          (4,351)          (311)         (21,588)         (2,442)
   Annuity benefit payments                        0                0              0                0               0
   Net transfers                           5,583,625          342,091         71,648        1,228,585         323,635
   Contract maintenance charge                     0                0              0                0               0
                                         ----------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                     18,400,211        1,718,275        313,587        3,807,782       1,622,879
                                         ----------------------------------------------------------------------------
Increase (decrease) in net assets         19,095,419        1,792,478        339,882        3,951,705       1,616,948
Net assets at beginning of period                  0                0              0                0               0
                                         ----------------------------------------------------------------------------
Net assets at end of period              $19,095,419      $ 1,792,478       $339,882       $3,951,705      $1,616,948
                                         ============================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                                                                   International
                                          Global     Goldman Sachs      Growth-         Growth       High-Yield     Diversified
                                         Equities      Research         Income      Opportunities       Bond         Equities
                                        Portfolio      Portfolio       Portfolio      Portfolio       Portfolio      Portfolio
                                      (Class 2)(1)   (Class 2)(1)    (Class 2)(1)    (Class 2)(1)   (Class 2)(1)    (Class 2)(1)
                                      ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)        $   (4,647)    $   (2,966)     $   (4,204)     $ (1,901)     $   89,876      $   (2,761)
   Net realized gains (losses) from
       securities transactions             62,989           (959)        171,397           137          (1,544)         19,053
   Change in net unrealized
       appreciation (depreciation)
       of investments                      30,542         31,028         109,617        28,783         (80,843)         (3,257)
                                       ---------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations            88,884         27,103         276,810        27,019           7,489          13,035
                                       ---------------------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold         1,413,609        880,326       6,038,298       528,641       2,028,773         888,413
   Cost of units redeemed                  (4,913)        (1,177)        (46,479)       (4,381)         (5,756)         (1,478)
   Annuity benefit payments                     0              0               0             0               0               0
   Net transfers                          450,184        389,036       2,517,451       167,420         912,283         288,236
   Contract maintenance charge                  0              0               0             0               0               0
                                       ---------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                   1,858,880      1,268,185       8,509,270       691,680       2,935,300       1,175,171
                                       ---------------------------------------------------------------------------------------
Increase (decrease) in net assets       1,947,764      1,295,288       8,786,080       718,699       2,942,789       1,188,206
Net assets at beginning of period               0              0               0             0               0               0
                                       ---------------------------------------------------------------------------------------
Net assets at end of period            $1,947,764     $1,295,288      $8,786,080      $718,699      $2,942,789      $1,188,206
                                       =======================================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                      International
                                         Growth          Marsico      MFS Growth     MFS Mid-Cap    MFS Total       Putnam
                                       and Income        Growth       and Income       Growth        Return         Growth
                                        Portfolio       Portfolio     Portfolio       Portfolio     Portfolio      Portfolio
                                      (Class 2)(1)    (Class 2)(1)   (Class 2)(1)   (Class 2)(1)   (Class 2)(1)   (Class 2)(1)
                                      ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)        $   (4,033)     $   (8,029)   $   (2,477)     $  (18,965)   $    27,130    $   (6,275)
   Net realized gains (losses) from
       securities transactions             42,169           5,043        50,010         439,053         99,588        21,733
   Change in net unrealized
       appreciation (depreciation)
       of investments                      32,944         108,277         7,092         136,095        173,836        19,424
                                       -------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations            71,080         105,291        54,625         556,183        300,554        34,882
                                       -------------------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold         2,145,406       2,036,017     2,569,379       4,972,008     10,168,726     1,985,277
   Cost of units redeemed                  (3,887)        (10,967)      (10,151)        (24,554)       (78,484)       (7,017)
   Annuity benefit payments                     0               0             0               0              0             0
   Net transfers                          387,563         821,909       866,457       2,427,664      4,123,687       646,941
   Contract maintenance charge                  0               0             0               0              0             0
                                       -------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                   2,529,082       2,846,959     3,425,685       7,375,118     14,213,929     2,625,201
                                       -------------------------------------------------------------------------------------
Increase (decrease) in net assets       2,600,162       2,952,250     3,480,310       7,931,301     14,514,483     2,660,083
Net assets at beginning of period               0               0             0               0              0             0
                                       -------------------------------------------------------------------------------------
Net assets at end of period            $2,600,162      $2,952,250    $3,480,310      $7,931,301    $14,514,483    $2,660,083
                                       =====================================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                          Real          SunAmerica                              Telecom            Worldwide
                                         Estate          Balanced          Technology           Utility           High Income
                                        Portfolio       Portfolio          Portfolio           Portfolio           Portfolio
                                      (Class 2)(1)     (Class 2)(1)       (Class 2)(1)        (Class 2)(1)       (Class 2)(1)
                                      ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)        $    8,387      $   11,009         $   (3,824)          $  7,818            $  5,662
   Net realized gains (losses) from
       securities transactions               (714)         20,449               (207)            (1,957)                 10
   Change in net unrealized
       appreciation (depreciation)
       of investments                      36,092         (13,506)            95,009            (24,097)              2,867
                                       ------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations            43,765          17,952             90,978            (18,236)              8,539
                                       ------------------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold           631,079       2,231,096          1,075,102            759,024             585,565
   Cost of units redeemed                  (3,375)        (15,664)            (1,342)            (5,467)             (1,496)
   Annuity benefit payments                     0               0                  0                  0                   0
   Net transfers                          518,292         809,790            294,204            126,699              90,734
   Contract maintenance charge                  0               0                  0                  0                   0
                                       ------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                   1,145,996       3,025,222          1,367,964            880,256             674,803
                                       ------------------------------------------------------------------------------------
Increase (decrease) in net assets       1,189,761       3,043,174          1,458,942            862,020             683,342
Net assets at beginning of period               0               0                  0                  0                   0
                                       ------------------------------------------------------------------------------------
Net assets at end of period            $1,189,761      $3,043,174         $1,458,942           $862,020            $683,342
                                       ====================================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                         Emerging       Growth and                   Conservative    Conservative
                                         Comstock         Growth          Income        Balanced       Balanced        Growth
                                        Portfolio       Portfolio       Portfolio       Portfolio     Portfolio       Portfolio
                                      (Class II)(2)   (Class II)(2)   (Class II)(2)   (Class A)(1)   (Class A)(1)    (Class A)(1)
                                      -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $  (11,288)     $   (1,525)    $   (3,827)     $  (19,619)    $ (1,557)     $  (14,073)
   Net realized gains (losses) from
       securities transactions                 146             196            (47)           (903)           5         (35,194)
   Change in net unrealized
       appreciation (depreciation)
       of investments                      103,027          10,892         63,470         189,774        8,299         152,724
                                        --------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations             91,885           9,563         59,596         169,252        6,747         103,457
                                        --------------------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold          1,523,551         456,610        398,540       4,100,447      359,915       3,029,167
   Cost of units redeemed                  (30,941)         (8,243)        (2,953)       (115,318)      (2,861)        (74,681)
   Annuity benefit payments                      0               0              0               0            0               0
   Net transfers                         6,455,040       1,124,714      2,399,071       4,495,369      432,656       2,465,245
   Contract maintenance charge                (124)            (45)          (133)              0            0               0
                                        --------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                    7,947,526       1,573,036      2,794,525       8,480,498      789,710       5,419,731
                                        --------------------------------------------------------------------------------------
Increase (decrease) in net assets        8,039,411       1,582,599      2,854,121       8,649,750      796,457       5,523,188
Net assets at beginning of period                0               0              0               0            0               0
                                        --------------------------------------------------------------------------------------
Net assets at end of period             $8,039,411      $1,582,599     $2,854,121      $8,649,750     $796,457      $5,523,188
                                        ======================================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

(2) For the period from October 15, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                                                          West Coast
                                      Equity Income   Flexible Income   Growth & Income      Growth         Equity         Income
                                          Fund           Portfolio           Fund             Fund           Fund           Fund
                                      (Class A)(1)     (Class A)(1)      (Class A)(1)     (Class A)(1)   (Class A)(1)   (Class A)(1)
                                      ---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)        $   (3,335)      $   (4,293)       $   (2,896)      $   (731)      $ (2,525)      $ (1,872)
   Net realized gains (losses) from
       securities transactions                129              761              (858)           (23)          (954)           242
   Change in net unrealized
       appreciation (depreciation)
       of investments                      22,477           23,851             8,224          8,294         34,577          4,677
                                       ------------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations            19,271           20,319             4,470          7,540         31,098          3,047
                                       ------------------------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold           724,733          677,697           687,140        145,242        427,009        337,415
   Cost of units redeemed                  (3,192)          (7,791)          (13,469)        (1,660)        (4,157)        (2,615)
   Annuity benefit payments                     0                0                 0              0              0              0
   Net transfers                          512,033        1,683,612           326,963        146,375        344,711        418,883
   Contract maintenance charge                  0                0                 0              0              0              0
                                       ------------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                   1,233,574        2,353,518         1,000,634        289,957        767,563        753,683
                                       ------------------------------------------------------------------------------------------
Increase (decrease) in net assets       1,252,845        2,373,837         1,005,104        297,497        798,661        756,730
Net assets at beginning of period               0                0                 0              0              0              0
                                       ------------------------------------------------------------------------------------------
Net assets at end of period            $1,252,845       $2,373,837        $1,005,104       $297,497       $798,661       $756,730
                                       ==========================================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                      International                                   Short Term                        Strategic
                                         Growth       Mid Cap Stock   Money Market      Income      Small Cap Stock      Growth
                                          Fund            Fund           Fund            Fund            Fund          Portfolio
                                      (Class A)(1)     (Class A)(1)   (Class A)(1)   (Class A)(1)    (Class A)(1)     (Class A)(1)
                                      --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $  (101)        $ (1,515)      $    316       $   (256)        $   (316)       $   (3,134)
   Net realized gains (losses) from
       securities transactions               14               74              0            (58)             356              (937)
   Change in net unrealized
       appreciation (depreciation)
       of investments                     1,818           15,525              0            603            7,901            28,585
                                        -----------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations           1,731           14,084            316            289            7,941            24,514
                                        -----------------------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold          19,435          276,062        134,696         19,347           67,446           648,192
   Cost of units redeemed                  (542)            (929)        (1,758)          (569)               0            (2,283)
   Annuity benefit payments                   0                0              0              0                0                 0
   Net transfers                          4,296          105,429        321,774        102,552           65,261           546,487
   Contract maintenance charge                0                0              0              0                0                 0
                                        -----------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                    23,189          380,562        454,712        121,330          132,707         1,192,396
                                        -----------------------------------------------------------------------------------------
Increase (decrease) in net assets        24,920          394,646        455,028        121,619          140,648         1,216,910
Net assets at beginning of period             0                0              0              0                0                 0
                                        -----------------------------------------------------------------------------------------
Net assets at end of period             $24,920         $394,646       $455,028       $121,619         $140,648        $1,216,910
                                        =========================================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                       Conservative   Conservative
                                      U.S. Government     Balanced       Balanced       Growth       Equity Income   Flexible Income
                                      Securities Fund    Portfolio      Portfolio      Portfolio         Fund           Portfolio
                                        (Class A)(1)    (Class B)(3)   (Class B)(3)   (Class B)(3)   (Class B)(3)      (Class B)(3)
                                      ---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $   (2,825)     $     (973)     $   (253)     $     (436)      $   (219)        $   (129)
   Net realized gains (losses) from
       securities transactions                (724)          1,220            88               7             69                0
   Change in net unrealized
       appreciation (depreciation)
       of investments                       (5,210)         10,895           450           6,915          3,364            1,217
                                        ----------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations             (8,759)         11,142           285           6,486          3,214            1,088
                                        ----------------------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold            731,776         894,345       232,953         905,951        340,746          121,121
   Cost of units redeemed                  (21,730)           (584)            0            (454)             0             (240)
   Annuity benefit payments                      0               0             0               0              0                0
   Net transfers                           937,621         547,784       (28,020)        214,933         20,097           59,740
   Contract maintenance charge                   0               0             0               0              0                0
                                        ----------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                    1,647,667       1,441,545       204,933       1,120,430        360,843          180,621
                                        ----------------------------------------------------------------------------------------
Increase (decrease) in net assets        1,638,908       1,452,687       205,218       1,126,916        364,057          181,709
Net assets at beginning of period                0               0             0               0              0                0
                                        ----------------------------------------------------------------------------------------
Net assets at end of period             $1,638,908      $1,452,687      $205,218      $1,126,916       $364,057         $181,709
                                        ========================================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

(3) For the period from November 5, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                        West Coast                   International
                                      Growth & Income      Growth         Equity         Income         Growth       Mid Cap Stock
                                            Fund            Fund           Fund           Fund           Fund            Fund
                                        (Class B)(3)    (Class B)(3)   (Class B)(3)   (Class B)(3)   (Class B)(3)    (Class B)(3)
                                      --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $    (14)        $   (12)       $   (40)      $   (507)         $ 0           $   (23)
   Net realized gains (losses) from
       securities transactions                 (1)              0             (1)             1            0                 1
   Change in net unrealized
       appreciation (depreciation)
       of investments                         158             138            439            579            1               697
                                         -------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations               143             126            398             73            1               675
                                         -------------------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold            84,129           7,297         43,697        309,210           30            34,699
   Cost of units redeemed                       0               0              0              0            0                 0
   Annuity benefit payments                     0               0              0              0            0                 0
   Net transfers                           27,247          24,032         14,232         52,555            0             1,332
   Contract maintenance charge                  0               0              0              0            0                 0
                                         -------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                     111,376          31,329         57,929        361,765           30            36,031
                                         -------------------------------------------------------------------------------------
Increase (decrease) in net assets         111,519          31,455         58,327        361,838           31            36,706
Net assets at beginning of period               0               0              0              0            0                 0
                                         -------------------------------------------------------------------------------------
Net assets at end of period              $111,519         $31,455        $58,327       $361,838          $31           $36,706
                                         =====================================================================================

(3) For the period from November 5, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                                                                          Nations
                                                         Short Term                       Strategic                        Asset
                                         Money Market      Income       Small Cap Stock    Growth      U.S. Government  Allocation
                                             Fund           Fund              Fund        Portfolio    Securities Fund   Portfolio
                                         (Class B)(3)    (Class B)(3)     (Class B)(3)   (Class B)(3)    (Class B)(3)   (Class B)(4)
                                         ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $         (5)   $       (11)   $         (17)   $    (162)     $    (827)       $    1,015
  Net realized gains (losses) from
      securities transactions                       0              0                0            0           (825)                0
  Change in net unrealized
      appreciation (depreciation)
      of investments                                0             39            1,196        1,817          1,689              (498)
                                         ------------------------------------------------------------------------------------------
      Increase (decrease) in net
        assets from operations                     (5)            28            1,179        1,655             37               517
                                         ------------------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                 24,941          9,426           11,027      213,823        559,780             7,309
  Cost of units redeemed                            0              0                0            0         (1,722)             (120)
  Annuity benefit payments                          0              0                0            0              0                 0
  Net transfers                               164,296         10,574           21,074      103,500        195,605            57,065
  Contract maintenance charge                       0              0                0            0              0                 0
                                         ------------------------------------------------------------------------------------------
      Increase (decrease) in net
        assets from capital
        transactions                          189,237         20,000           32,101      317,323        753,663            64,254
                                         ------------------------------------------------------------------------------------------

Increase (decrease) in net assets             189,232         20,028           33,280      318,978        753,700            64,771
Net assets at beginning of period                   0              0                0            0              0                 0
                                         ------------------------------------------------------------------------------------------
Net assets at end of period              $    189,232    $    20,028    $      33,280    $ 318,978      $ 753,700        $   64,771
                                         ==========================================================================================

(3) For the period from November 5, 2001 (inception) to December 31, 2001.

(4) For the period from June 15, 2001 (inception) to December 31, 2001.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                                           Nations
                                           Nations         Nations         Nations         Marsico       Nations        Nations
                                           Capital       High Yield     International      Focused       Marsico        Marsico
                                            Growth          Bond            Value          Equities      Growth       21st Century
                                          Portfolio       Portfolio       Portfolio       Portfolio     Portfolio      Portfolio
                                         (Class B)(7)    (Class B)(5)    (Class B)(5)     (Class B)     (Class B)      (Class B)(6)
                                         -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $     (1,042)   $    96,324    $       1,980    $    (6,829)  $    (4,388)   $     (1,585)
  Net realized gains (losses) from
      securities transactions                  (1,032)          (730)           4,903           (600)         (775)            353
  Change in net unrealized
      appreciation (depreciation)
      of investments                            5,077        (79,155)         (16,824)         6,809         5,776           7,788
                                         -----------------------------------------------------------------------------------------
      Increase (decrease) in net
        assets from operations                  3,003         16,439           (9,941)          (620)          613           6,556
                                         -----------------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                 41,837        350,925          345,603        504,022       246,890          98,708
  Cost of units redeemed                       (7,684)        (7,902)          (8,519)       (10,595)       (7,663)         (2,170)
  Annuity benefit payments                          0              0                0              0             0               0
  Net transfers                               357,411        856,808        1,030,023        861,171       721,222         196,758
  Contract maintenance charge                       0              0                0              0             0               0
                                         -----------------------------------------------------------------------------------------
      Increase (decrease) in net
        assets from capital
        transactions                          391,564      1,199,831        1,367,107      1,354,598       960,449         293,296
                                         -----------------------------------------------------------------------------------------

Increase (decrease) in net assets             394,567      1,216,270        1,357,166      1,353,978       961,062         299,852
Net assets at beginning of period                   0              0                0          4,120         4,620               0
                                         -----------------------------------------------------------------------------------------
Net assets at end of period              $    394,567    $ 1,216,270    $   1,357,166    $ 1,358,098   $   965,682    $    299,852
                                         =========================================================================================

(5) For the period from January 22, 2001 (inception) to December 31, 2001.

(6) For the period from February 20, 2001 (inception) to December 31, 2001.

(7) For the period from March 16, 2001 (inception) to December 31, 2001.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                         Nations
                                         Marsico         Nations       Nations
                                      International      MidCap         Small         Nations
                                      Opportunities      Growth        Company         Value           Growth        International
                                        Portfolio      Portfolio      Portfolio      Portfolio         Series            Series
                                       (Class B)(4)   (Class B)(10)  (Class B)(9)   (Class B)(8)      (Class A)         (Class A)
                                      --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)        $         (26)  $       (757)  $    (1,492)   $     3,272    $    (5,236,447)  $     586,924
  Net realized gains (losses) from
      securities transactions                    85            101         1,841           (667)       166,814,641      61,960,125
  Change in net unrealized
      appreciation (depreciation)
      of investments                            423          7,876        30,369          4,793       (336,536,398)    (89,648,584)
                                      --------------------------------------------------------------------------------------------
      Increase (decrease) in net
        assets from operations                  482          7,220        30,718          7,398       (174,958,204)    (27,101,535)
                                      --------------------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                7,740         94,750       135,984        274,130          7,739,888       1,845,904
  Cost of units redeemed                        (94)        (1,126)       (1,994)        (6,451)      (113,045,934)    (25,180,722)
  Annuity benefit payments                        0              0             0              0         (3,596,582)       (514,735)
  Net transfers                               2,504        205,392       329,542        951,529        (24,575,397)     (9,947,868)
  Contract maintenance charge                     0              0             0              0           (294,555)        (61,794)
                                      --------------------------------------------------------------------------------------------
      Increase (decrease) in net
        assets from capital
        transactions                         10,150        299,016       463,532      1,219,208       (133,772,580)    (33,859,215)
                                      --------------------------------------------------------------------------------------------

Increase (decrease) in net assets            10,632        306,236       494,250      1,226,606       (308,730,784)    (60,960,750)
Net assets at beginning of period                 0              0             0              0      1,040,285,422     207,105,440
                                      --------------------------------------------------------------------------------------------
Net assets at end of period           $      10,632   $    306,236   $   494,250    $ 1,226,606    $   731,554,638   $ 146,144,690
                                      ============================================================================================

(8) For the period from January 8, 2001 (inception) to December 31, 2001.

(9) For the period from June 1, 2001 (inception) to December 31, 2001.

(10) For the period from June 7, 2001 (inception) to December 31, 2001.

(4) For the period from June 15, 2001 (inception) to December 31, 2001.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                                           U.S.
                                                                                       Government/
                                         Growth-          Asset         High-Yield      AAA-Rated          Cash
                                         Income        Allocation          Bond         Securities      Management
                                         Series          Series           Series          Series          Series
                                        (Class A)       (Class A)        (Class A)       (Class A)       (Class A)
                                      -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)        $   8,999,375   $   2,748,873    $  5,423,984    $  2,760,794    $  2,556,984
  Net realized gains (losses) from
      securities transactions            51,927,911       8,218,299      (4,209,361)       (329,083)       (845,306)
  Change in net unrealized
      appreciation (depreciation)
      of investments                    (53,185,027)    (10,590,886)      3,301,112         762,804        (710,525)
                                      -----------------------------------------------------------------------------
      Increase (decrease) in net
        assets from operations            7,742,259         376,286       4,515,735       3,194,515       1,001,153
                                      -----------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold            6,642,887       1,254,947         425,758       1,530,029         444,652
  Cost of units redeemed               (100,081,110)    (16,209,459)     (9,352,668)     (9,385,262)    (22,002,306)
  Annuity benefit payments               (3,476,424)       (396,572)       (372,814)       (404,846)       (217,508)
  Net transfers                           8,244,412       1,787,836       2,147,711       5,634,320      13,735,164
  Contract maintenance charge              (289,554)        (40,675)        (24,471)        (23,708)        (20,611)
                                      -----------------------------------------------------------------------------
      Increase (decrease) in net
        assets from capital
        transaction                     (88,959,789)    (13,603,923)     (7,176,484)     (2,649,467)     (8,060,609)
                                      -----------------------------------------------------------------------------

Increase (decrease) in net assets       (81,217,530)    (13,227,637)     (2,660,749)        545,048      (7,059,456)
Net assets at beginning of period       793,648,862     111,331,657      56,933,100      57,487,445      54,330,664
                                      -----------------------------------------------------------------------------
Net assets at end of period           $ 712,431,332   $  98,104,020    $ 54,272,351    $ 58,032,493    $ 47,271,208
                                      =============================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION

         Variable Separate Account of AIG SunAmerica Life Assurance Company (the "Separate Account") is a segregated investment account of AIG SunAmerica Life Assurance Company (formerly, DBA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG SunAmerica, the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account offers the following products: Pathway, Polaris, Polaris II, PolarisAmerica, Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III, Polaris Platinum II, Polaris Choice II and Polaris Advisor. Polaris Advisor is a new product launched on November 11, 2002. Polaris Platinum II and Polaris Choice II are new products launched on September 30, 2002. Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III were launched in the prior fiscal year on the following dates: July 9, 2001 for Polaris Platinum and WM Diversified Strategies, July 23, 2001 for Polaris Protector, and November 5, 2001 for Polaris Choice and WM Diversified Strategies III.

         The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Strategies III, for which the distributor is WM Funds Distributor. No underwriting fees are paid in connection with the distribution of the contracts.

         The Separate Account is composed of a total of 159 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the four currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Series Trust ("Anchor Trust"), (2) the twenty-eight currently available Class 1 and the thirty currently available Class 2 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION (continued)

         Trust"), (4) the sixteen currently available Class 1 and Class 2 investment portfolios of the WM Variable Trust (the "WM Trust"), (5) the eleven currently available investment portfolios of the Nations Separate Account Trust ("Nations Trust"), (6) the seven investment portfolios of the Anchor Pathway Fund (the "Pathway Fund"), (7) the four currently available Class 2 investment portfolios of the American Funds Insurance Series (the "American Series"), or (8) the two currently available funds of the Lord Abbett Series Fund, Inc (the "Lord Abbett Fund"). The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the WM Trust, the Nations Trust, the Pathway Fund, the American Series, and the Lord Abbett Fund (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, SunAmerica Trust and Pathway Fund are affiliated investment companies. Participants may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the fair value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

         FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

         RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year reclassified presentation.

3.       CHARGES AND DEDUCTIONS

         Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

         CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       CHARGES AND DEDUCTIONS (continued)

         MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows: Pathway, 1.15%; Polaris, 1.37%; Polaris II, 1.37% or 1.62%; PolarisAmerica, 1.37% or 1.62%; Polaris Platinum, 1.37% or 1.62%; WM Diversified Strategies, 1.25%, 1.40% or 1.65%; Polaris Protector, 1.37% or 1.62%; Polaris Choice, 1.37%, 1.57% or 1.82%; WM Diversified Strategies III, 1.40%, 1.55% or 1.80%; Polaris Platinum II, 1.37% or 1.62%; Polaris
         Choice II, 1.37%, 1.57% or 1.82%; Polaris Advisor, 1.37%, 1.57% or
         1.82%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

         DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

         TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying statement of changes in net assets.

         PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS

         The aggregate cost of the trust's shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2002 consist of the following:

                                                               Cost of Shares    Proceeds from
                  Variable Accounts                               Acquired        Shares Sold
                  -----------------                            --------------    --------------
ANCHOR TRUST:
Capital Appreciation Portfolio (Class 1)                       $   89,913,548    $  307,873,640
Government and Quality Bond Portfolio (Class 1)                   260,138,590       147,018,269
Growth Portfolio (Class 1)                                         47,022,987       115,625,935
Natural Resources Portfolio (Class 1)                              39,069,874        24,810,755
Capital Appreciation Portfolio (Class 2)                           56,303,456         4,637,285
Government and Quality Bond Portfolio (Class 2)                    98,449,665        19,437,100
Growth Portfolio (Class 2)                                         30,110,206         3,672,163
Natural Resources Portfolio (Class 2)                               7,715,751         1,896,654
Capital Appreciation Portfolio (Class 3) (1)                        4,765,993            27,945
Government and Quality Bond Portfolio (Class 3) (1)                 7,559,878            28,521
Growth Portfolio (Class 3) (1)                                      2,239,113            16,458
Natural Resources Portfolio (Class 3) (1)                             174,149             3,369

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                          $   35,845,763    $   97,228,440
Alliance Growth Portfolio (Class 1)                                88,379,291       437,023,779
Asset Allocation Portfolio (Class 1)                               25,606,608        84,235,391
Blue Chip Growth Portfolio (Class 1)                                9,946,297        10,687,802
Cash Management Portfolio (Class 1)                               893,402,332     1,001,547,962
Corporate Bond Portfolio (Class 1)                                 57,949,052        65,874,420
Davis Venture Value Portfolio (Class 1)                            87,234,299       403,040,646
"Dogs" of Wall Street Portfolio (Class 1)                          58,233,440        53,291,500
Emerging Markets Portfolio (Class 1)                               47,503,760        49,773,106
Federated Value Portfolio (Class 1)                                51,677,577        64,712,342
Global Bond Portfolio (Class 1)                                    20,972,200        38,503,681
Global Equities Portfolio (Class 1)                               127,360,637       203,180,829
Goldman Sachs Research Portfolio (Class 1)                         20,215,798        14,905,241
Growth-Income Portfolio (Class 1)                                  41,609,896       264,607,584
Growth Opportunities Portfolio (Class 1)                            8,336,435        15,727,467
High-Yield Bond Portfolio (Class 1)                               143,960,871       131,889,072
International Diversified Equities Portfolio (Class 1)            366,318,874       400,158,167
International Growth and Income Portfolio (Class 1)               150,436,963       177,934,853

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                               Cost of Shares     Proceeds from
                  Variable Accounts                               Acquired         Shares Sold
                  -----------------                            --------------    ---------------
SUNAMERICA TRUST(continued):
Marsico Growth Portfolio (Class 1)                             $   45,832,689    $    7,095,613
MFS Growth and Income Portfolio (Class 1)                          20,512,519        59,917,090
MFS Mid-Cap Growth Portfolio (Class 1)                             31,257,492        73,974,612
MFS Total Return Portfolio (Class 1)                              135,178,970        37,337,376
Putnam Growth Portfolio (Class 1)                                  14,659,562       104,593,359
Real Estate Portfolio (Class 1)                                    50,305,333        40,545,981
SunAmerica Balanced Portfolio (Class 1)                            12,654,605        81,016,328
Technology Portfolio (Class 1)                                     15,692,547        17,818,088
Telecom Utility Portfolio (Class 1)                                19,841,947        24,104,460
Worldwide High Income Portfolio (Class 1)                          19,714,983        24,014,304
Aggressive Growth Portfolio (Class 2)                               7,836,336         2,222,089
Alliance Growth Portfolio (Class 2)                                40,573,388         6,557,499
Asset Allocation Portfolio (Class 2)                                6,225,294           391,066
Blue Chip Growth Portfolio (Class 2)                                7,568,941         1,176,905
Cash Management Portfolio (Class 2)                               135,650,074       102,659,218
Corporate Bond Portfolio (Class 2)                                 32,182,177         6,807,426
Davis Venture Value Portfolio (Class 2)                            78,026,423         4,505,902
"Dogs" of Wall Street Portfolio (Class 2)                          11,661,707         3,046,380
Emerging Markets Portfolio (Class 2)                                8,515,938         5,539,817
Federated Value Portfolio (Class 2)                                15,547,252         3,057,131
Foreign Value Portfolio (Class 2) (2)                               2,469,086            57,978
Global Bond Portfolio (Class 2)                                     8,845,076         1,713,219
Global Equities Portfolio (Class 2)                                13,176,671         4,815,926
Goldman Sachs Research Portfolio (Class 2)                          6,115,927         3,344,748
Growth-Income Portfolio (Class 2)                                  32,960,381         4,398,908
Growth Opportunities Portfolio (Class 2)                            6,230,079         3,007,846
High-Yield Bond Portfolio (Class 2)                                23,567,903         9,012,115
International Diversified Equities Portfolio (Class 2)             35,820,050        29,472,981
International Growth and Income Portfolio (Class 2)                36,294,028        24,751,833
Marsico Growth Portfolio (Class 2)                                 18,461,013         1,903,367
MFS Growth and Income Portfolio (Class 2)                          15,388,423         1,648,020
MFS Mid-Cap Growth Portfolio (Class 2)                             28,225,255         4,267,751
MFS Total Return Portfolio (Class 2)                               86,221,534         5,217,193
Putnam Growth Portfolio (Class 2)                                  10,200,287         2,464,516
Real Estate Portfolio (Class 2)                                    13,531,964         3,528,906

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                               Cost of Shares     Proceeds from
                 Variable Accounts                                Acquired         Shares Sold
                 -----------------                             --------------    --------------
SUNAMERICA TRUST(continued):
Small & Mid Cap Value Portfolio (Class 2) (2)                  $    2,892,501    $       92,062
SunAmerica Balanced Portfolio (Class 2)                            15,782,221         1,738,923
Technology Portfolio (Class 2)                                      5,296,213         1,283,790
Telecom Utility Portfolio (Class 2)                                 2,693,738           880,104
Worldwide High Income Portfolio (Class 2)                           3,252,216         1,129,364
Aggressive Growth Portfolio (Class 3) (1)                             146,443               341
Alliance Growth Portfolio (Class 3) (1)                             1,728,178            41,744
Asset Allocation Portfolio (Class 3) (1)                              257,300             1,300
Blue Chip Growth Portfolio (Class 3) (1)                              172,966            13,660
Cash Management Portfolio (Class 3) (1)                             6,414,618           528,197
Corporate Bond Portfolio (Class 3) (1)                              1,996,446            73,376
Davis Venture Value Portfolio (Class 3) (1)                         4,258,293            55,716
"Dogs" of Wall Street Portfolio (Class 3) (1)                         286,462            15,627
Emerging Markets Portfolio (Class 3) (1)                              130,099             1,095
Federated Value Portfolio (Class 3) (1)                               906,034             3,374
Foreign Value Portfolio (Class 3) (1)                               2,737,898            42,558
Global Bond Portfolio (Class 3) (1)                                   307,929            23,581
Global Equities Portfolio (Class 3) (1)                               156,406            36,994
Goldman Sachs Research Portfolio (Class 3) (1)                         39,718            24,715
Growth-Income Portfolio (Class 3) (1)                               1,507,904            38,147
Growth Opportunities Portfolio (Class 3) (1)                          204,408               270
High-Yield Bond Portfolio (Class 3) (1)                             1,356,782            31,959
International Diversified Equities Portfolio (Class 3) (1)          1,495,706            10,114
International Growth and Income Portfolio (Class 3) (1)             1,034,448            66,322
Marsico Growth Portfolio (Class 3) (1)                                843,989            55,632
MFS Growth and Income Portfolio (Class 3) (1)                         808,648            10,314
MFS Mid-Cap Growth Portfolio (Class 3) (1)                          1,493,114             3,608
MFS Total Return Portfolio (Class 3) (1)                            3,681,962            78,666
Putnam Growth Portfolio (Class 3) (1)                                 464,024             4,045
Real Estate Portfolio (Class 3) (1)                                   419,494             5,061
Small & Mid Cap Value Portfolio (Class 3) (1)                       1,761,918            37,213
SunAmerica Balanced Portfolio (Class 3) (1)                           327,523             9,092
Technology Portfolio (Class 3) (1)                                    307,650            27,380
Telecom Utility Portfolio (Class 3) (3)                                 2,537             2,328
Worldwide High Income Portfolio (Class 3) (3)                           2,466             2,229

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                               Cost of Shares     Proceeds from
                 Variable Accounts                                Acquired         Shares Sold
                 -----------------                             --------------    ---------------
VAN KAMPEN TRUST (Class II):
Comstock Portfolio                                             $   81,964,579    $   10,012,616
Emerging Growth Portfolio                                          13,800,124         1,882,155
Growth and Income Portfolio                                        59,760,099         3,344,711

WM TRUST:
Balanced Portfolio (Class A)                                   $   55,857,134    $    5,169,162
Conservative Balanced Portfolio (Class A)                           4,775,106           239,216
Conservative Growth Portfolio (Class A)                            31,358,463         2,762,683
Equity Income Fund (Class A)                                        9,441,333           745,970
Flexible Income Portfolio (Class A)                                13,308,986         2,256,856
Growth & Income Fund (Class A)                                      3,243,428           326,300
Growth Fund (Class A)                                               1,139,218           229,226
West Coast Equity Fund (Class A)                                    5,420,910           400,010
Income Fund (Class A)                                               4,686,832           337,843
International Growth Fund (Class A)                                    85,256             3,489
Mid Cap Stock Fund (Class A)                                        1,489,514           214,706
Money Market Fund (Class A)                                         4,884,009         1,146,745
Short Term Income Fund (Class A)                                    2,486,313           615,503
Small Cap Stock Fund (Class A)                                        587,161            57,243
Strategic Growth Portfolio (Class A)                                6,828,109           745,195
U.S. Government Securities Fund (Class A)                          13,042,184         1,136,686
Balanced Portfolio (Class B)                                       32,397,211         2,250,040
Conservative Balanced Portfolio (Class B)                           2,287,139           369,414
Conservative Growth Portfolio (Class B)                            15,328,663         1,037,471
Equity Income Fund (Class B)                                        6,104,176           513,180
Flexible Income Portfolio (Class B)                                 9,147,736           383,277
Growth & Income Fund (Class B)                                      1,550,621           171,510
Growth Fund (Class B)                                                 845,758           102,497
West Coast Equity Fund (Class B)                                    3,069,134           405,787
Income Fund (Class B)                                               7,798,853           245,701
International Growth Fund (Class B)                                   147,203            35,931
Mid Cap Stock Fund  (Class B)                                         741,245            44,868

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                               Cost of Shares     Proceeds from
                 Variable Accounts                                 Acquired        Shares Sold
                 -----------------                             --------------    ---------------
WM TRUST (continued):
Money Market Fund (Class B)                                    $    8,038,791    $    3,547,197
Short Term Income Fund (Class B)                                    1,318,209           168,606
Small Cap Stock Fund (Class B)                                        392,939            42,793
Strategic Growth Portfolio (Class B)                                2,703,391           371,041
U.S. Government Securities Fund (Class B)                          12,220,208           989,873

NATIONS TRUST (Class B):
Nations Asset Allocation Portfolio                             $      406,698    $      104,257
Nations Capital Growth Portfolio                                      512,823           284,871
Nations High Yield Bond Portfolio                                   5,144,651           754,833
Nations International Value Portfolio                               5,814,427           770,728
Nations Marsico Focused Equities Portfolio                          7,500,652           618,906
Nations Marsico Growth & Income Portfolio                           1,116,931           271,916
Nations Marsico 21st Century Portfolio                                214,397           131,456
Nations Marsico International Opportunities Portfolio                 166,432             8,958
Nations MidCap Growth Portfolio                                       868,915           139,946
Nations Small Company Portfolio                                     1,693,491           172,074
Nations Value Portfolio                                             1,139,886           493,459

PATHWAY FUND (Class A):
Growth Series                                                  $   14,455,791    $  120,066,128
International Series                                                4,479,590        28,225,297
Growth-Income Series                                               26,676,933        91,481,037
Asset Allocation Series                                             6,510,450        12,973,347
High-Yield Bond Series                                             10,032,049        12,132,413
U.S. Government/AAA-Rated Securities Series                        27,854,717        13,974,701
Cash Management Series                                             48,015,306        52,117,546

AMERICAN SERIES (Class 2):
Asset Allocation Fund (1)                                      $   11,337,520    $        9,400
Global Growth Fund (1)                                              5,292,070            11,203
Growth Fund (1)                                                    13,288,166            32,360
Growth-Income Fund (1)                                             21,747,399            68,595

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)


                                                               Cost of Shares     Proceeds from
                 Variable Accounts                                Acquired         Shares Sold
                 -----------------                             --------------     -------------
LORD ABBETT FUND (Class VC):
Growth & Income Portfolio                                      $   22,011,845     $   1,216,695
Mid Cap Value Portfolio (4)                                        15,863,829           583,846

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

(3) For the period from November 11, 2002 (inception) to December 31, 2002.

(4) For the period from May 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                                                        Government
                                                            Capital         and                       Natural         Capital
                                                         Appreciation  Quality Bond     Growth       Resources     Appreciation
                                                           Portfolio     Portfolio     Portfolio     Portfolio       Portfolio
                                                           (Class 1)     (Class 1)     (Class 1)     (Class 1)       (Class 2)
                                                         ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                                      0             0             0             0             0
   Units redeemed                                                  0             0             0             0             0
   Units transferred                                               0             0             0             0             0
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0             0
Beginning units                                                    0             0             0             0             0
                                                         -------------------------------------------------------------------
Ending units                                                       0             0             0             0             0
                                                         ===================================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                                      0             0             0             0         2,578
   Units redeemed                                                  0             0             0             0        (1,318)
   Units transferred                                               0             0             0             0        16,531
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0        17,791
Beginning units                                                    0             0             0             0         4,781
                                                         -------------------------------------------------------------------
Ending units                                                       0             0             0             0        22,572
                                                         ===================================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                                285,296       274,505       180,851        32,494       572,162
   Units redeemed                                         (3,521,071)   (4,361,308)   (1,679,503)     (490,101)      (43,773)
   Units transferred                                      (4,154,115)    9,864,916    (1,391,670)    1,019,947       673,264
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                  (7,389,890)    5,778,113    (2,890,322)      562,340     1,201,653
Beginning units                                           37,402,114    31,274,327    18,357,160     3,886,991       274,265
                                                         -------------------------------------------------------------------
Ending units                                              30,012,224    37,052,440    15,466,838     4,449,331     1,475,918
                                                         ===================================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                                103,071        58,889             0             0             0
   Units redeemed                                            (19,481)      (17,744)            0             0             0
   Units transferred                                         199,805       190,690             0             0             0
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                     283,395       231,835             0             0             0
Beginning units                                              108,666       223,639             0             0             0
                                                         -------------------------------------------------------------------
Ending units                                                 392,061       455,474             0             0             0
                                                         ===================================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                                      0             0             0             0        39,005
   Units redeemed                                                  0             0             0             0          (928)
   Units transferred                                               0             0             0             0        23,683
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0        61,760
Beginning units                                                    0             0             0             0         1,400
                                                         -------------------------------------------------------------------
Ending units                                                       0             0             0             0        63,160
                                                         ===================================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                                      0             0             0             0             0
   Units redeemed                                                  0             0             0             0             0
   Units transferred                                               0             0             0             0             0
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0             0
Beginning units                                                    0             0             0             0             0
                                                         -------------------------------------------------------------------
Ending units                                                       0             0             0             0             0
                                                         ===================================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                                      0             0             0             0             0
   Units redeemed                                                  0             0             0             0             0
   Units transferred                                               0             0             0             0             0
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0             0
Beginning units                                                    0             0             0             0             0
                                                         -------------------------------------------------------------------
Ending units                                                       0             0             0             0             0
                                                         ===================================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                                      0             0             0             0         1,727
   Units redeemed                                                  0             0             0             0          (542)
   Units transferred                                               0             0             0             0         8,986
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0        10,171
Beginning units                                                    0             0             0             0        15,348
                                                         -------------------------------------------------------------------
Ending units                                                       0             0             0             0        25,519
                                                         ===================================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                                      0             0             0             0        13,175
   Units redeemed                                                  0             0             0             0          (708)
   Units transferred                                               0             0             0             0         2,358
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0        14,825
Beginning units                                                    0             0             0             0           386
                                                         -------------------------------------------------------------------
Ending units                                                       0             0             0             0        15,211
                                                         ===================================================================

                                                           Government                                                Government
                                                               and                       Natural       Capital           and
                                                          Quality Bond     Growth       Resources   Appreciation    Quality Bond
                                                            Portfolio     Portfolio     Portfolio     Portfolio       Portfolio
                                                            (Class 2)     (Class 2)     (Class 2)   (Class 3) (1)   (Class 3) (1)
                                                         ------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                                        0             0           0             0               0
   Units redeemed                                                    0             0           0             0               0
   Units transferred                                                 0             0           0             0               0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0           0             0               0
Beginning units                                                      0             0           0             0               0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0           0             0               0
                                                         =====================================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                                        0             0           0             0               0
   Units redeemed                                                    0             0           0             0               0
   Units transferred                                                 0             0           0             0               0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0           0             0               0
Beginning units                                                      0             0           0             0               0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0           0             0               0
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                                1,217,224       402,010      94,761       123,200         270,891
   Units redeemed                                             (134,933)      (45,773)     (4,122)         (163)           (365)
   Units transferred                                         2,046,312       444,046     123,218        19,904          45,990
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                     3,128,603       800,283     213,857       142,941         316,516
Beginning units                                                786,785       209,933      32,108             0               0
                                                         ---------------------------------------------------------------------
Ending units                                                 3,915,388     1,010,216     245,965       142,941         316,516
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                                        0             0           0             0               0
   Units redeemed                                                    0             0           0             0               0
   Units transferred                                                 0             0           0             0               0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0           0             0               0
Beginning units                                                      0             0           0             0               0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0           0             0               0
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                                  198,040        31,468      11,037             0               0
   Units redeemed                                               (3,036)         (844)        (20)            0               0
   Units transferred                                            82,125        10,119      15,220             0               0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                       277,129        40,743      26,237             0               0
Beginning units                                                    158         1,182           1             0               0
                                                         ---------------------------------------------------------------------
Ending units                                                   277,287        41,925      26,238             0               0
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                                        0             0           0             0               0
   Units redeemed                                                    0             0           0             0               0
   Units transferred                                                 0             0           0             0               0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0           0             0               0
Beginning units                                                      0             0           0             0               0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0           0             0               0
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                                        0             0           0             0               0
   Units redeemed                                                    0             0           0             0               0
   Units transferred                                                 0             0           0             0               0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0           0             0               0
Beginning units                                                      0             0           0             0               0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0           0             0               0
                                                         =====================================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                                        0             0           0             0               0
   Units redeemed                                                    0             0           0             0               0
   Units transferred                                                 0             0           0             0               0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0           0             0               0
Beginning units                                                      0             0           0             0               0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0           0             0               0
                                                         =====================================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                                        0             0           0             0               0
   Units redeemed                                                    0             0           0             0               0
   Units transferred                                                 0             0           0             0               0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0           0             0               0
Beginning units                                                      0             0           0             0               0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0           0             0               0
                                                         =====================================================================

                                                                           Natural      Aggressive    Alliance         Asset
                                                            Growth        Resources       Growth       Growth       Allocation
                                                           Portfolio      Portfolio      Portfolio    Portfolio      Portfolio
                                                         (Class 3) (1)  (Class 3) (1)    (Class 1)    (Class 1)      (Class 1)
                                                         ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                                        0             0             0             0             0
   Units redeemed                                                    0             0             0             0             0
   Units transferred                                                 0             0             0             0             0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                         =====================================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                                        0             0             0             0             0
   Units redeemed                                                    0             0             0             0             0
   Units transferred                                                 0             0             0             0             0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                                   63,178         2,672       162,019       344,640       142,343
   Units redeemed                                                  (25)           (3)   (1,524,507)   (4,546,628)   (2,639,476)
   Units transferred                                             7,600         1,367    (3,753,689)   (8,842,100)   (1,410,301)
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                        70,753         4,036    (5,116,177)  (13,044,088)   (3,907,434)
Beginning units                                                      0             0    17,505,921    52,020,196    26,397,309
                                                         ---------------------------------------------------------------------
Ending units                                                    70,753         4,036    12,389,744    38,976,108    22,489,875
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                                        0             0         4,428        56,430             0
   Units redeemed                                                    0             0        (2,487)       (7,714)            0
   Units transferred                                                 0             0        15,002        52,052             0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0        16,943       100,768             0
Beginning units                                                      0             0        43,834        64,696             0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0        60,777       165,464             0
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                                        0             0             0             0             0
   Units redeemed                                                    0             0             0             0             0
   Units transferred                                                 0             0             0             0             0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                                        0             0             0             0             0
   Units redeemed                                                    0             0             0             0             0
   Units transferred                                                 0             0             0             0             0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                                        0             0             0             0             0
   Units redeemed                                                    0             0             0             0             0
   Units transferred                                                 0             0             0             0             0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                         =====================================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                                        0             0             0             0             0
   Units redeemed                                                    0             0             0             0             0
   Units transferred                                                 0             0             0             0             0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                         =====================================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                                        0             0             0             0             0
   Units redeemed                                                    0             0             0             0             0
   Units transferred                                                 0             0             0             0             0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                         =====================================================================

                                                                                                         Davis
                                                            Blue Chip        Cash        Corporate      Venture
                                                             Growth       Management       Bond          Value
                                                            Portfolio      Portfolio     Portfolio     Portfolio
                                                            (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                                         --------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                                        0             0             0             0
   Units redeemed                                                    0             0             0             0
   Units transferred                                                 0             0             0             0
                                                         -------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                         -------------------------------------------------------
Ending units                                                         0             0             0             0
                                                         =======================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                                        0             0             0             0
   Units redeemed                                                    0             0             0             0
   Units transferred                                                 0             0             0             0
                                                         -------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                         -------------------------------------------------------
Ending units                                                         0             0             0             0
                                                         =======================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                                   93,437       340,893       102,550       536,286
   Units redeemed                                             (308,329)  (10,815,544)   (1,800,712)   (7,342,390)
   Units transferred                                           (27,914)    1,912,697       362,318    (6,668,034)
                                                         -------------------------------------------------------
Increase (decrease) in units outstanding                      (242,806)   (8,561,954)   (1,335,844)  (13,474,138)
Beginning units                                              3,759,756    31,711,292    15,249,951    80,136,878
                                                         -------------------------------------------------------
Ending units                                                 3,516,950    23,149,338    13,914,107    66,662,740
                                                         =======================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                                    8,336         7,522             0        96,467
   Units redeemed                                               (3,055)      (10,535)            0       (12,162)
   Units transferred                                            42,336        71,929             0       205,649
                                                         -------------------------------------------------------
Increase (decrease) in units outstanding                        47,617        68,916             0       289,954
Beginning units                                                 64,975        30,829             0       107,453
                                                         -------------------------------------------------------
Ending units                                                   112,592        99,745             0       397,407
                                                         =======================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                                        0             0             0             0
   Units redeemed                                                    0             0             0             0
   Units transferred                                                 0             0             0             0
                                                         -------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                         -------------------------------------------------------
Ending units                                                         0             0             0             0
                                                         =======================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                                        0             0             0             0
   Units redeemed                                                    0             0             0             0
   Units transferred                                                 0             0             0             0
                                                         -------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                         -------------------------------------------------------
Ending units                                                         0             0             0             0
                                                         =======================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                                        0             0             0             0
   Units redeemed                                                    0             0             0             0
   Units transferred                                                 0             0             0             0
                                                         -------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                         -------------------------------------------------------
Ending units                                                         0             0             0             0
                                                         =======================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                                        0             0             0             0
   Units redeemed                                                    0             0             0             0
   Units transferred                                                 0             0             0             0
                                                         -------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                         -------------------------------------------------------
Ending units                                                         0             0             0             0
                                                         =======================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                                        0             0             0             0
   Units redeemed                                                    0             0             0             0
   Units transferred                                                 0             0             0             0
                                                         -------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                         -------------------------------------------------------
Ending units                                                         0             0             0             0
                                                         =======================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                                         Government
                                                            Capital          and                       Natural       Capital
                                                         Appreciation   Quality Bond     Growth       Resources   Appreciation
                                                           Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                                           (Class 1)      (Class 1)     (Class 1)     (Class 1)     (Class 2)
                                                         ---------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                                     0             0             0             0         1,905
   Units redeemed                                                 0             0             0             0           (13)
   Units transferred                                              0             0             0             0         8,732
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                          0             0             0             0        10,624
Beginning units                                                   0             0             0             0         3,420
                                                         ------------------------------------------------------------------
Ending units                                                      0             0             0             0        14,044
                                                         ==================================================================
Contracts With Total Expenses of 1.72%:
   Units sold                                                     0             0             0             0       113,621
   Units redeemed                                                 0             0             0             0        (3,925)
   Units transferred                                              0             0             0             0        45,912
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                          0             0             0             0       155,608
Beginning units                                                   0             0             0             0           503
                                                         ------------------------------------------------------------------
Ending units                                                      0             0             0             0       156,111
                                                         ==================================================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                                13,158         3,624         6,127            49       116,950
   Units redeemed                                           (28,240)      (72,541)      (10,794)       (1,988)      (10,193)
   Units transferred                                          2,997       235,962       (32,378)       46,429       124,484
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                    (12,085)      167,045       (37,045)       44,490       231,241
Beginning units                                             419,516       479,420       249,712        65,345       101,479
                                                         ------------------------------------------------------------------
Ending units                                                407,431       646,465       212,667       109,835       332,720
                                                         ==================================================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                                 1,674        18,126             0             0             0
   Units redeemed                                            (5,581)      (14,758)            0             0             0
   Units transferred                                        147,418       195,818             0             0             0
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                    143,511       199,186             0             0             0
Beginning units                                              41,462        99,048             0             0             0
                                                         ------------------------------------------------------------------
Ending units                                                184,973       298,234             0             0             0
                                                         ==================================================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                                     0             0             0             0             0
   Units redeemed                                                 0             0             0             0             0
   Units transferred                                              0             0             0             0             0
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                          0             0             0             0             0
Beginning units                                                   0             0             0             0             0
                                                         ------------------------------------------------------------------
Ending units                                                      0             0             0             0             0
                                                         ==================================================================
Contracts With Total Expenses of 1.80%:
   Units sold                                                     0             0             0             0         2,496
   Units redeemed                                                 0             0             0             0        (1,014)
   Units transferred                                              0             0             0             0        10,178
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                          0             0             0             0        11,660
Beginning units                                                   0             0             0             0         3,896
                                                         ------------------------------------------------------------------
Ending units                                                      0             0             0             0        15,556
                                                         ==================================================================
Contracts With Total Expenses of 1.95%:
   Units sold                                                     0             0             0             0         6,017
   Units redeemed                                                 0             0             0             0          (262)
   Units transferred                                              0             0             0             0         2,014
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                          0             0             0             0         7,769
Beginning units                                                   0             0             0             0         1,795
                                                         ------------------------------------------------------------------
Ending units                                                      0             0             0             0         9,564
                                                         ==================================================================
Contracts With Total Expenses of 1.97%:
   Units sold                                                     0             0             0             0        36,311
   Units redeemed                                                 0             0             0             0        (1,582)
   Units transferred                                              0             0             0             0        14,439
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                          0             0             0             0        49,168
Beginning units                                                   0             0             0             0           270
                                                         ------------------------------------------------------------------
Ending units                                                      0             0             0             0        49,438
                                                         ==================================================================

                                                          Government                                               Government
                                                              and                      Natural       Capital           and
                                                         Quality Bond    Growth       Resources   Appreciation    Quality Bond
                                                           Portfolio    Portfolio     Portfolio     Portfolio       Portfolio
                                                           (Class 2)    (Class 2)     (Class 2)   (Class 3) (1)   (Class 3) (1)
                                                         ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                                      0           0             0             0               0
   Units redeemed                                                  0           0             0             0               0
   Units transferred                                               0           0             0             0               0
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0           0             0             0               0
Beginning units                                                    0           0             0             0               0
                                                         -------------------------------------------------------------------
Ending units                                                       0           0             0             0               0
                                                         ===================================================================
Contracts With Total Expenses of 1.72%:
   Units sold                                                217,951      57,494        16,827        21,542          72,452
   Units redeemed                                            (20,632)     (2,233)         (582)          (35)            (71)
   Units transferred                                         168,752      18,016        21,505         2,244           6,449
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                     366,071      73,277        37,750        23,751          78,830
Beginning units                                                1,853         438            10             0               0
                                                         -------------------------------------------------------------------
Ending units                                                 367,924      73,715        37,760        23,751          78,830
                                                         ===================================================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                                243,092     103,277        23,667         7,120          47,218
   Units redeemed                                            (17,834)    (22,899)       (3,641)           (2)            (11)
   Units transferred                                         767,445     109,545        56,881           624           3,413
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                     992,703     189,923        76,907         7,742          50,620
Beginning units                                              228,455      66,596        19,900             0               0
                                                         -------------------------------------------------------------------
Ending units                                               1,221,158     256,519        96,807         7,742          50,620
                                                         ===================================================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                                      0           0             0             0               0
   Units redeemed                                                  0           0             0             0               0
   Units transferred                                               0           0             0             0               0
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0           0             0             0               0
Beginning units                                                    0           0             0             0               0
                                                         -------------------------------------------------------------------
Ending units                                                       0           0             0             0               0
                                                         ===================================================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                                      0           0             0             0               0
   Units redeemed                                                  0           0             0             0               0
   Units transferred                                               0           0             0             0               0
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0           0             0             0               0
Beginning units                                                    0           0             0             0               0
                                                         -------------------------------------------------------------------
Ending units                                                       0           0             0             0               0
                                                         ===================================================================
Contracts With Total Expenses of 1.80%:
   Units sold                                                      0           0             0             0               0
   Units redeemed                                                  0           0             0             0               0
   Units transferred                                               0           0             0             0               0
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0           0             0             0               0
Beginning units                                                    0           0             0             0               0
                                                         -------------------------------------------------------------------
Ending units                                                       0           0             0             0               0
                                                         ===================================================================
Contracts With Total Expenses of 1.95%:
   Units sold                                                      0           0             0             0               0
   Units redeemed                                                  0           0             0             0               0
   Units transferred                                               0           0             0             0               0
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0           0             0             0               0
Beginning units                                                    0           0             0             0               0
                                                         -------------------------------------------------------------------
Ending units                                                       0           0             0             0               0
                                                         ===================================================================
Contracts With Total Expenses of 1.97%:
   Units sold                                                 84,357      11,894         5,436         6,354          17,485
   Units redeemed                                             (4,346)     (1,951)       (1,070)            0               0
   Units transferred                                          29,713       5,314         2,420            38             (21)
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                     109,724      15,257         6,786         6,392          17,464
Beginning units                                                    1           1             1             0               0
                                                         -------------------------------------------------------------------
Ending units                                                 109,725      15,258         6,787         6,392          17,464
                                                         ===================================================================

                                                                             Natural      Aggressive   Alliance       Asset
                                                             Growth         Resources       Growth      Growth     Allocation
                                                            Portfolio       Portfolio      Portfolio   Portfolio    Portfolio
                                                          (Class 3) (1)   (Class 3) (1)    (Class 1)   (Class 1)    (Class 1)
                                                         --------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                                       0              0             0            0           0
   Units redeemed                                                   0              0             0            0           0
   Units transferred                                                0              0             0            0           0
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                            0              0             0            0           0
Beginning units                                                     0              0             0            0           0
                                                         ------------------------------------------------------------------
Ending units                                                        0              0             0            0           0
                                                         ==================================================================
Contracts With Total Expenses of 1.72%:
   Units sold                                                  22,836          2,678             0            0           0
   Units redeemed                                                 (28)           (17)            0            0           0
   Units transferred                                              959          1,535             0            0           0
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                       23,767          4,196             0            0           0
Beginning units                                                     0              0             0            0           0
                                                         ------------------------------------------------------------------
Ending units                                                   23,767          4,196             0            0           0
                                                         ==================================================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                                   7,361          1,936         1,321        6,949       1,045
   Units redeemed                                                  (2)             0        (2,368)     (27,022)     (3,844)
   Units transferred                                              434          1,172        (2,326)     (17,269)     16,039
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                        7,793          3,108        (3,373)     (37,342)     13,240
Beginning units                                                     0              0       165,723      424,109      93,512
                                                         ------------------------------------------------------------------
Ending units                                                    7,793          3,108       162,350      386,767     106,752
                                                         ==================================================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                                       0              0             0          225           0
   Units redeemed                                                   0              0          (745)      (2,314)          0
   Units transferred                                                0              0         2,655       78,744           0
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                            0              0         1,910       76,655           0
Beginning units                                                     0              0        17,803       36,365           0
                                                         ------------------------------------------------------------------
Ending units                                                        0              0        19,713      113,020           0
                                                         ==================================================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                                       0              0             0            0           0
   Units redeemed                                                   0              0             0            0           0
   Units transferred                                                0              0             0            0           0
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                            0              0             0            0           0
Beginning units                                                     0              0             0            0           0
                                                         ------------------------------------------------------------------
Ending units                                                        0              0             0            0           0
                                                         ==================================================================
Contracts With Total Expenses of 1.80%:
   Units sold                                                       0              0             0            0           0
   Units redeemed                                                   0              0             0            0           0
   Units transferred                                                0              0             0            0           0
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                            0              0             0            0           0
Beginning units                                                     0              0             0            0           0
                                                         ------------------------------------------------------------------
Ending units                                                        0              0             0            0           0
                                                         ==================================================================
Contracts With Total Expenses of 1.95%:
   Units sold                                                       0              0             0            0           0
   Units redeemed                                                   0              0             0            0           0
   Units transferred                                                0              0             0            0           0
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                            0              0             0            0           0
Beginning units                                                     0              0             0            0           0
                                                         ------------------------------------------------------------------
Ending units                                                        0              0             0            0           0
                                                         ==================================================================
Contracts With Total Expenses of 1.97%:
   Units sold                                                   4,160            206             0            0           0
   Units redeemed                                                   0              0             0            0           0
   Units transferred                                               19              0             0            0           0
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                        4,179            206             0            0           0
Beginning units                                                     0              0             0            0           0
                                                         ------------------------------------------------------------------
Ending units                                                    4,179            206             0            0           0
                                                         ==================================================================

                                                                                                        Davis
                                                            Blue Chip       Cash        Corporate      Venture
                                                             Growth      Management       Bond          Value
                                                            Portfolio     Portfolio     Portfolio     Portfolio
                                                            (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                         ------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                                      0             0             0             0
   Units redeemed                                                  0             0             0             0
   Units transferred                                               0             0             0             0
                                                         -----------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0
Beginning units                                                    0             0             0             0
                                                         -----------------------------------------------------
Ending units                                                       0             0             0             0
                                                         =====================================================
Contracts With Total Expenses of 1.72%:
   Units sold                                                      0             0             0             0
   Units redeemed                                                  0             0             0             0
   Units transferred                                               0             0             0             0
                                                         -----------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0
Beginning units                                                    0             0             0             0
                                                         -----------------------------------------------------
Ending units                                                       0             0             0             0
                                                         =====================================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                                  8,769         8,895        18,381        18,585
   Units redeemed                                             (8,631)      (92,047)       (9,237)      (73,998)
   Units transferred                                          23,009      (200,459)       51,770        17,221
                                                         -----------------------------------------------------
Increase (decrease) in units outstanding                      23,147      (283,611)       60,914       (38,192)
Beginning units                                              178,390       554,085       249,861       933,871
                                                         -----------------------------------------------------
Ending units                                                 201,537       270,474       310,775       895,679
                                                         =====================================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                                    652           335             0         3,161
   Units redeemed                                             (1,723)         (277)            0       (11,621)
   Units transferred                                          16,208        60,076             0       136,441
                                                         -----------------------------------------------------
Increase (decrease) in units outstanding                      15,137        60,134             0       127,981
Beginning units                                               10,929        16,442             0        73,935
                                                         -----------------------------------------------------
Ending units                                                  26,066        76,576             0       201,916
                                                         =====================================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                                      0             0             0             0
   Units redeemed                                                  0             0             0             0
   Units transferred                                               0             0             0             0
                                                         -----------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0
Beginning units                                                    0             0             0             0
                                                         -----------------------------------------------------
Ending units                                                       0             0             0             0
                                                         =====================================================
Contracts With Total Expenses of 1.80%:
   Units sold                                                      0             0             0             0
   Units redeemed                                                  0             0             0             0
   Units transferred                                               0             0             0             0
                                                         -----------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0
Beginning units                                                    0             0             0             0
                                                         -----------------------------------------------------
Ending units                                                       0             0             0             0
                                                         =====================================================
Contracts With Total Expenses of 1.95%:
   Units sold                                                      0             0             0             0
   Units redeemed                                                  0             0             0             0
   Units transferred                                               0             0             0             0
                                                         -----------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0
Beginning units                                                    0             0             0             0
                                                         -----------------------------------------------------
Ending units                                                       0             0             0             0
                                                         =====================================================
Contracts With Total Expenses of 1.97%:
   Units sold                                                      0             0             0             0
   Units redeemed                                                  0             0             0             0
   Units transferred                                               0             0             0             0
                                                         -----------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0
Beginning units                                                    0             0             0             0
                                                         -----------------------------------------------------
Ending units                                                       0             0             0             0
                                                         =====================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                               "Dogs" of     Emerging      Federated      Global        Global
                                                              Wall Street     Markets        Value         Bond        Equities
                                                               Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                               (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                           ---------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                                      83,441        66,904       112,512        34,881       133,870
  Units redeemed                                              (1,091,871)   (1,090,015)   (1,363,810)     (861,745)   (1,940,587)
  Units transferred                                            1,076,293       514,472       301,167      (394,925)   (3,274,724)
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                          67,863      (508,639)     (950,131)   (1,221,789)   (5,081,441)
Beginning units                                                9,795,125    10,024,402    13,455,917     7,746,540    21,121,888
                                                           ---------------------------------------------------------------------
Ending units                                                   9,862,988     9,515,763    12,505,786     6,524,751    16,040,447
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                                           0         2,636             0         1,088           544
  Units redeemed                                                       0          (743)            0        (1,015)       (1,253)
  Units transferred                                                    0         7,018             0        11,633         4,180
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0         8,911             0        11,706         3,471
Beginning units                                                        0         6,339             0        19,180         9,881
                                                           ---------------------------------------------------------------------
Ending units                                                           0        15,250             0        30,886        13,352
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================

                                                                Goldman                                              International
                                                                 Sachs        Growth-       Growth      High-Yield    Diversified
                                                               Research       Income     Opportunities     Bond        Equities
                                                               Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                               (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                           -----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                                      48,872       295,361        73,241       123,222       135,072
  Units redeemed                                                (305,919)   (4,362,986)     (427,764)   (2,123,280)   (1,854,887)
  Units transferred                                            1,191,490    (5,553,673)   (1,510,044)    1,117,056    (1,592,320)
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                         934,443    (9,621,298)   (1,864,567)     (883,002)   (3,312,135)
Beginning units                                                3,613,302    45,248,394     5,374,594    17,246,678    21,035,373
                                                           ---------------------------------------------------------------------
Ending units                                                   4,547,745    35,627,096     3,510,027    16,363,676    17,723,238
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                                           0        74,268             0             0             0
  Units redeemed                                                       0       (14,876)            0             0             0
  Units transferred                                                    0       117,424             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0       176,816             0             0             0
Beginning units                                                        0       153,305             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0       330,121             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================

                                                             International                    MFS           MFS
                                                              Growth and      Marsico     Growth and      Mid-Cap         MFS
                                                                Income        Growth        Income         Growth    Total Return
                                                               Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                               (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                           ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                                     149,261        50,043       120,567       229,266       305,603
  Units redeemed                                              (1,961,563)     (393,363)   (1,513,556)   (1,742,311)   (2,036,717)
  Units transferred                                             (991,976)    4,844,252      (944,795)   (3,758,396)    5,765,459
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                      (2,804,278)    4,500,932    (2,337,784)   (5,271,441)    4,034,345
Beginning units                                               21,901,670     1,236,562    15,418,629    20,250,879    19,114,098
                                                           ---------------------------------------------------------------------
Ending units                                                  19,097,392     5,737,494    13,080,845    14,979,438    23,148,443
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                                       5,247             0        13,617        38,344        48,545
  Units redeemed                                                    (826)            0        (5,014)       (5,144)      (11,288)
  Units transferred                                               14,946             0        20,652       104,688       146,408
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                          19,367             0        29,255       137,888       183,665
Beginning units                                                   10,359             0         5,717        28,358        83,240
                                                           ---------------------------------------------------------------------
Ending units                                                      29,726             0        34,972       166,246       266,905
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================

                                                               Putnam         Real       SunAmerica
                                                               Growth        Estate       Balanced       Technology
                                                              Portfolio     Portfolio     Portfolio       Portfolio
                                                              (Class 1)     (Class 1)     (Class 1)       (Class 1)
                                                           --------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           -------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           -------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           =======================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           -------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           -------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           =======================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                                     139,495        59,188       158,650       218,456
  Units redeemed                                              (1,928,467)     (851,665)   (1,906,726)     (801,962)
  Units transferred                                           (3,666,588)    1,340,485    (3,555,498)     (371,775)
                                                           -------------------------------------------------------
Increase (decrease) in units outstanding                      (5,455,560)      548,008    (5,303,574)     (955,281)
Beginning units                                               22,652,472     7,126,003    22,239,564    10,442,256
                                                           -------------------------------------------------------
Ending units                                                  17,196,912     7,674,011    16,935,990     9,486,975
                                                           =======================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                                       7,774             0         1,949             0
  Units redeemed                                                  (2,624)            0       (27,553)            0
  Units transferred                                                8,249             0        13,597             0
                                                           -------------------------------------------------------
Increase (decrease) in units outstanding                          13,399             0       (12,007)            0
Beginning units                                                   52,550             0        93,358             0
                                                           -------------------------------------------------------
Ending units                                                      65,949             0        81,351             0
                                                           =======================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           -------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           -------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           =======================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           -------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           -------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           =======================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           -------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           -------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           =======================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           -------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           -------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           =======================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           -------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           -------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           =======================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                               "Dogs" of      Emerging      Federated      Global        Global
                                                              Wall Street      Markets        Value         Bond        Equities
                                                               Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                                               (Class 1)      (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                           ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                                       1,516           558         5,876            77         1,773
  Units redeemed                                                  (2,270)       (1,569)       (7,699)       (4,933)       (4,419)
  Units transferred                                              100,003        27,515        14,580       (11,998)       14,136
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                          99,249        26,504        12,757       (16,854)       11,490
Beginning units                                                  132,744        84,736       148,736       139,008        85,889
                                                           ---------------------------------------------------------------------
Ending units                                                     231,993       111,240       161,493       122,154        97,379
                                                           =====================================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                                           0            68             0        14,438             0
  Units redeemed                                                       0             0             0          (852)          (75)
  Units transferred                                                    0         2,113             0        16,887        56,674
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0         2,181             0        30,473        56,599
Beginning units                                                        0         2,406             0         8,183         1,381
                                                           ---------------------------------------------------------------------
Ending units                                                           0         4,587             0        38,656        57,980
                                                           =====================================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================

                                                               Goldman                                               International
                                                                Sachs        Growth-       Growth       High-Yield    Diversified
                                                              Research       Income     Opportunities      Bond        Equities
                                                              Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                                              (Class 1)     (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                                           -----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                                          0             0             0              0             0
  Units redeemed                                                      0             0             0              0             0
  Units transferred                                                   0             0             0              0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0              0             0
Beginning units                                                       0             0             0              0             0
                                                           ---------------------------------------------------------------------
Ending units                                                          0             0             0              0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                                          0             0             0              0             0
  Units redeemed                                                      0             0             0              0             0
  Units transferred                                                   0             0             0              0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0              0             0
Beginning units                                                       0             0             0              0             0
                                                           ---------------------------------------------------------------------
Ending units                                                          0             0             0              0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                                      3,870         4,074         1,091          1,544         2,699
  Units redeemed                                                 (3,913)      (11,512)       (3,846)        (6,753)       (1,212)
  Units transferred                                             (25,622)       22,495        37,774         71,027        14,424
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                        (25,665)       15,057        35,019         65,818        15,911
Beginning units                                                 227,904       345,030       150,318        211,929       145,800
                                                           ---------------------------------------------------------------------
Ending units                                                    202,239       360,087       185,337        277,747       161,711
                                                           =====================================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                                          0             0             0              0             0
  Units redeemed                                                      0        (2,265)            0              0             0
  Units transferred                                                   0        42,206             0              0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                              0        39,941             0              0             0
Beginning units                                                       0        41,569             0              0             0
                                                           ---------------------------------------------------------------------
Ending units                                                          0        81,510             0              0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                                          0             0             0              0             0
  Units redeemed                                                      0             0             0              0             0
  Units transferred                                                   0             0             0              0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0              0             0
Beginning units                                                       0             0             0              0             0
                                                           ---------------------------------------------------------------------
Ending units                                                          0             0             0              0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                                          0             0             0              0             0
  Units redeemed                                                      0             0             0              0             0
  Units transferred                                                   0             0             0              0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0              0             0
Beginning units                                                       0             0             0              0             0
                                                           ---------------------------------------------------------------------
Ending units                                                          0             0             0              0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                                          0             0             0              0             0
  Units redeemed                                                      0             0             0              0             0
  Units transferred                                                   0             0             0              0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0              0             0
Beginning units                                                       0             0             0              0             0
                                                           ---------------------------------------------------------------------
Ending units                                                          0             0             0              0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                                          0             0             0              0             0
  Units redeemed                                                      0             0             0              0             0
  Units transferred                                                   0             0             0              0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0              0             0
Beginning units                                                       0             0             0              0             0
                                                           ---------------------------------------------------------------------
Ending units                                                          0             0             0              0             0
                                                           =====================================================================


                                                              International                    MFS           MFS
                                                               Growth and      Marsico     Growth and      Mid-Cap         MFS
                                                                 Income        Growth        Income         Growth    Total Return
                                                                Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                                (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                           -----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                                          0             0             0             0             0
  Units redeemed                                                      0             0             0             0             0
  Units transferred                                                   0             0             0             0             0
                                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0             0             0
Beginning units                                                       0             0             0             0             0
                                                           --------------------------------------------------------------------
Ending units                                                          0             0             0             0             0
                                                           ====================================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                                          0             0             0             0             0
  Units redeemed                                                      0             0             0             0             0
  Units transferred                                                   0             0             0             0             0
                                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0             0             0
Beginning units                                                       0             0             0             0             0
                                                           --------------------------------------------------------------------
Ending units                                                          0             0             0             0             0
                                                           ====================================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                                      3,010           824         6,064         6,189        17,037
  Units redeemed                                                (21,557)      (29,908)      (10,696)      (23,036)      (40,995)
  Units transferred                                              18,843       122,102        (7,294)       23,513       139,570
                                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding                            296        93,018       (11,926)        6,666       115,612
Beginning units                                                 344,784       277,115       255,263       642,519       673,743
                                                           --------------------------------------------------------------------
Ending units                                                    345,080       370,133       243,337       649,185       789,355
                                                           ====================================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                                          0             0             0         5,598         1,971
  Units redeemed                                                      0             0            (2)       (7,431)       (3,262)
  Units transferred                                               2,140             0         7,543        32,869        43,717
                                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding                          2,140             0         7,541        31,036        42,426
Beginning units                                                   5,285             0        14,555        41,456        42,186
                                                           --------------------------------------------------------------------
Ending units                                                      7,425             0        22,096        72,492        84,612
                                                           ====================================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                                          0             0             0             0             0
  Units redeemed                                                      0             0             0             0             0
  Units transferred                                                   0             0             0             0             0
                                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0             0             0
Beginning units                                                       0             0             0             0             0
                                                           --------------------------------------------------------------------
Ending units                                                          0             0             0             0             0
                                                           ====================================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                                          0             0             0             0             0
  Units redeemed                                                      0             0             0             0             0
  Units transferred                                                   0             0             0             0             0
                                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0             0             0
Beginning units                                                       0             0             0             0             0
                                                           --------------------------------------------------------------------
Ending units                                                          0             0             0             0             0
                                                           ====================================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                                          0             0             0             0             0
  Units redeemed                                                      0             0             0             0             0
  Units transferred                                                   0             0             0             0             0
                                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0             0             0
Beginning units                                                       0             0             0             0             0
                                                           --------------------------------------------------------------------
Ending units                                                          0             0             0             0             0
                                                           ====================================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                                          0             0             0             0             0
  Units redeemed                                                      0             0             0             0             0
  Units transferred                                                   0             0             0             0             0
                                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0             0             0
Beginning units                                                       0             0             0             0             0
                                                           --------------------------------------------------------------------
Ending units                                                          0             0             0             0             0
                                                           ====================================================================

                                                               Putnam          Real       SunAmerica
                                                               Growth         Estate       Balanced     Technology
                                                              Portfolio      Portfolio     Portfolio     Portfolio
                                                              (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                                           --------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                                         0             0             0             0
  Units redeemed                                                     0             0             0             0
  Units transferred                                                  0             0             0             0
                                                           -----------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                           -----------------------------------------------------
Ending units                                                         0             0             0             0
                                                           =====================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                                         0             0             0             0
  Units redeemed                                                     0             0             0             0
  Units transferred                                                  0             0             0             0
                                                           -----------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                           -----------------------------------------------------
Ending units                                                         0             0             0             0
                                                           =====================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                                     2,739           851         4,545         2,976
  Units redeemed                                                (4,971)       (1,970)       (7,094)      (14,130)
  Units transferred                                              5,559        37,187         9,736       (28,078)
                                                           -----------------------------------------------------
Increase (decrease) in units outstanding                         3,327        36,068         7,187       (39,232)
Beginning units                                                133,955        46,928       169,447       547,923
                                                           -----------------------------------------------------
Ending units                                                   137,282        82,996       176,634       508,691
                                                           =====================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                                     1,868             0             0             0
  Units redeemed                                                (2,367)            0        (2,121)            0
  Units transferred                                             34,537             0        24,978             0
                                                           -----------------------------------------------------
Increase (decrease) in units outstanding                        34,038             0        22,857             0
Beginning units                                                 12,456             0        16,380             0
                                                           -----------------------------------------------------
Ending units                                                    46,494             0        39,237             0
                                                           =====================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                                         0             0             0             0
  Units redeemed                                                     0             0             0             0
  Units transferred                                                  0             0             0             0
                                                           -----------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                           -----------------------------------------------------
Ending units                                                         0             0             0             0
                                                           =====================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                                         0             0             0             0
  Units redeemed                                                     0             0             0             0
  Units transferred                                                  0             0             0             0
                                                           -----------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                           -----------------------------------------------------
Ending units                                                         0             0             0             0
                                                           =====================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                                         0             0             0             0
  Units redeemed                                                     0             0             0             0
  Units transferred                                                  0             0             0             0
                                                           -----------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                           -----------------------------------------------------
Ending units                                                         0             0             0             0
                                                           =====================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                                         0             0             0             0
  Units redeemed                                                     0             0             0             0
  Units transferred                                                  0             0             0             0
                                                           -----------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                           -----------------------------------------------------
Ending units                                                         0             0             0             0
                                                           =====================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                              Telecom      Worldwide     Aggressive     Alliance        Asset
                                                              Utility     High Income      Growth        Growth      Allocation
                                                             Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
                                                             (Class 1)     (Class 1)      (Class 2)     (Class 2)     (Class 2)
                                                           ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ===================================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                                         0             0             0         1,764             0
  Units redeemed                                                     0             0             0           (35)            0
  Units transferred                                                  0             0             0         4,683             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0         6,412             0
Beginning units                                                      0             0             0           735             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0         7,147             0
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                                    21,792        26,431       170,537       460,050        81,814
  Units redeemed                                              (620,585)     (596,207)      (13,517)      (38,229)       (1,175)
  Units transferred                                           (243,765)     (349,264)      216,784       490,012        46,919
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                      (842,558)     (919,040)      373,804       911,833       127,558
Beginning units                                              6,013,380     5,564,819        98,789       298,653        12,080
                                                           -------------------------------------------------------------------
Ending units                                                 5,170,822     4,645,779       472,593     1,210,486       139,638
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                                         0             0        12,656        34,287        24,431
  Units redeemed                                                     0             0             0           (62)         (992)
  Units transferred                                                  0             0           628         5,435         2,278
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0        13,284        39,660        25,717
Beginning units                                                      0             0             1         1,372             1
                                                           -------------------------------------------------------------------
Ending units                                                         0             0        13,285        41,032        25,718
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ===================================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                                         0             0             0            82             0
  Units redeemed                                                     0             0             0          (299)            0
  Units transferred                                                  0             0             0         2,283             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0         2,066             0
Beginning units                                                      0             0             0         9,054             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0        11,120             0
                                                           ===================================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                                         0             0             0         2,731             0
  Units redeemed                                                     0             0             0            (8)            0
  Units transferred                                                  0             0             0         4,672             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0         7,395             0
Beginning units                                                      0             0             0            29             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0         7,424             0
                                                           ===================================================================

                                                              Blue Chip       Cash        Corporate       Davis       "Dogs" of
                                                               Growth      Management       Bond      Venture Value  Wall Street
                                                              Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                              (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                                           ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ===================================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                                         0             0             0           985             0
  Units redeemed                                                     0             0             0          (865)            0
  Units transferred                                                  0             0             0        26,026             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0        26,146             0
Beginning units                                                      0             0             0         2,529             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0        28,675             0
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                                   476,244     1,907,404       533,626     1,003,120       252,314
  Units redeemed                                               (26,014)     (391,227)      (52,242)      (83,626)      (30,671)
  Units transferred                                            378,786       265,111       761,608     1,297,061       304,547
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                       829,016     1,781,288     1,242,992     2,216,555       526,190
Beginning units                                                181,743       560,088       284,019       526,487       113,970
                                                           -------------------------------------------------------------------
Ending units                                                 1,010,759     2,341,376     1,527,011     2,743,042       640,160
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                                    27,114       134,527        68,055        70,045        21,058
  Units redeemed                                                  (807)         (835)         (339)       (2,529)         (107)
  Units transferred                                             21,462        37,190        19,312        32,670         4,867
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                        47,769       170,882        87,028       100,186        25,818
Beginning units                                                      1         7,142         8,147         3,140           528
                                                           -------------------------------------------------------------------
Ending units                                                    47,770       178,024        95,175       103,326        26,346
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ===================================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                                         0             0             0           216             0
  Units redeemed                                                     0             0             0           (29)            0
  Units transferred                                                  0             0             0         4,271             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0         4,458             0
Beginning units                                                      0             0             0         1,020             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0         5,478             0
                                                           ===================================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ===================================================================

                                                              Emerging      Federated      Foreign       Global        Global
                                                               Markets        Value         Value         Bond        Equities
                                                              Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                              (Class 2)     (Class 2)   (Class 2) (2)   (Class 2)     (Class 2)
                                                           ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           ----------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           ----------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ======================================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                                         0             0             0             0         3,186
  Units redeemed                                                     0             0             0             0           (31)
  Units transferred                                                  0             0             0             0         5,211
                                                           ----------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0         8,366
Beginning units                                                      0             0             0             0         1,341
                                                           ----------------------------------------------------------------------
Ending units                                                         0             0             0             0         9,707
                                                           ======================================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                                   199,360       270,686       122,628       130,769       151,790
  Units redeemed                                               (17,896)      (21,009)          (19)      (16,530)      (13,630)
  Units transferred                                            137,589       312,000        45,748       221,656       241,183
                                                           ----------------------------------------------------------------------
Increase (decrease) in units outstanding                       319,053       561,677       168,357       335,895       379,343
Beginning units                                                 36,816       152,283             0        61,077        76,182
                                                           ----------------------------------------------------------------------
Ending units                                                   355,869       713,960       168,357       396,972       455,525
                                                           ======================================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           ----------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           ----------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ======================================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                                     8,235        35,020        18,242        20,598        29,386
  Units redeemed                                                   (70)         (435)           (1)         (194)          (44)
  Units transferred                                             10,061         8,765         1,174         1,352           723
                                                           ----------------------------------------------------------------------
Increase (decrease) in units outstanding                        18,226        43,350        19,415        21,756        30,065
Beginning units                                                      1         4,275             0         2,885             1
                                                           ----------------------------------------------------------------------
Ending units                                                    18,227        47,625        19,415        24,641        30,066
                                                           ======================================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           ----------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           ----------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ======================================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           ----------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           ----------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ======================================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                                         0             0             0             0           245
  Units redeemed                                                     0             0             0             0           (12)
  Units transferred                                                  0             0             0             0           630
                                                           ----------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0           863
Beginning units                                                      0             0             0             0           203
                                                           ----------------------------------------------------------------------
Ending units                                                         0             0             0             0         1,066
                                                           ======================================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0            (0)
  Units transferred                                                  0             0             0             0         1,987
                                                           ----------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0         1,987
Beginning units                                                      0             0             0             0            15
                                                           ----------------------------------------------------------------------
Ending units                                                         0             0             0             0         2,002
                                                           ======================================================================

                                                             Goldman Sachs    Growth-         Growth       High-Yield
                                                               Research       Income       Opportunities      Bond
                                                               Portfolio     Portfolio       Portfolio      Portfolio
                                                               (Class 2)     (Class 2)       (Class 2)      (Class 2)
                                                           ----------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           ----------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           ----------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           ==========================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           ----------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           ----------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           ==========================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                                     153,992       330,417       276,597       338,889
  Units redeemed                                                 (20,267)      (33,370)      (24,700)      (32,193)
  Units transferred                                              195,006       538,189       274,017       452,852
                                                           ----------------------------------------------------------
Increase (decrease) in units outstanding                         328,731       835,236       525,914       759,548
Beginning units                                                  137,616       243,813        87,559       125,636
                                                           ----------------------------------------------------------
Ending units                                                     466,347     1,079,049       613,473       885,184
                                                           ==========================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           ----------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           ----------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           ==========================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                                      15,393        35,432        11,394        39,760
  Units redeemed                                                       0           (68)         (618)         (391)
  Units transferred                                                6,207         8,159         5,438        19,397
                                                           ----------------------------------------------------------
Increase (decrease) in units outstanding                          21,600        43,523        16,214        58,766
Beginning units                                                   11,942             1             2             1
                                                           ----------------------------------------------------------
Ending units                                                      33,542        43,524        16,216        58,767
                                                           ==========================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           ----------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           ----------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           ==========================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           ----------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           ----------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           ==========================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           ----------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           ----------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           ==========================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           ----------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           ----------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           ==========================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                   Telecom      Worldwide    Aggressive    Alliance        Asset
                                                   Utility     High Income     Growth       Growth      Allocation
                                                  Portfolio     Portfolio     Portfolio    Portfolio     Portfolio
                                                  (Class 1)     (Class 1)     (Class 2)    (Class 2)     (Class 2)
                                                 -----------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                            0             0             0          385             0
  Units redeemed                                        0             0             0            0             0
  Units transferred                                     0             0             0        2,098             0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0        2,483             0
Beginning units                                         0             0             0        3,541             0
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0        6,024             0
                                                 =================================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                            0             0        15,289       49,251        40,730
  Units redeemed                                        0             0          (399)        (857)         (217)
  Units transferred                                     0             0        10,773       26,765        20,285
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0        25,663       75,159        60,798
Beginning units                                         0             0             1          375         1,188
                                                 -----------------------------------------------------------------
Ending units                                            0             0        25,664       75,534        61,986
                                                 =================================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                          374           178        43,698       71,739        10,628
  Units redeemed                                   (1,341)       (1,990)       (7,207)     (12,542)         (131)
  Units transferred                                 5,396       (13,401)       20,199      131,819        65,018
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding            4,429       (15,213)       56,690      191,016        75,515
Beginning units                                    55,333        32,981        49,032      100,761        17,628
                                                 -----------------------------------------------------------------
Ending units                                       59,762        17,768       105,722      291,777        93,143
                                                 =================================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                            0             0             0            0             0
  Units redeemed                                        0             0             0            0             0
  Units transferred                                     0             0             0            0             0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0            0             0
Beginning units                                         0             0             0            0             0
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0            0             0
                                                 =================================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                            0             0             0            0             0
  Units redeemed                                        0             0             0            0             0
  Units transferred                                     0             0             0            0             0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0            0             0
Beginning units                                         0             0             0            0             0
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0            0             0
                                                 =================================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                            0             0             0          451             0
  Units redeemed                                        0             0             0         (277)            0
  Units transferred                                     0             0             0        7,278             0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0        7,452             0
Beginning units                                         0             0             0        1,409             0
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0        8,861             0
                                                 =================================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                            0             0             0          835             0
  Units redeemed                                        0             0             0            0             0
  Units transferred                                     0             0             0        1,897             0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0        2,732             0
Beginning units                                         0             0             0           21             0
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0        2,753             0
                                                 =================================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                            0             0         3,225       15,864        28,631
  Units redeemed                                        0             0           (39)        (155)         (580)
  Units transferred                                     0             0           349        4,765         8,209
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0         3,535       20,474        36,260
Beginning units                                         0             0             1            1           526
                                                 -----------------------------------------------------------------
Ending units                                            0             0         3,536       20,475        36,786
                                                 =================================================================

                                                  Blue Chip       Cash       Corporate        Davis        "Dogs" of
                                                   Growth      Management      Bond       Venture Value   Wall Street
                                                  Portfolio     Portfolio    Portfolio      Portfolio      Portfolio
                                                  (Class 2)     (Class 2)    (Class 2)      (Class 2)      (Class 2)
                                                 --------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                             0             0            0              0              0
  Units redeemed                                         0             0            0              0              0
  Units transferred                                      0             0            0              0              0
                                                 --------------------------------------------------------------------
Increase (decrease) in units outstanding                 0             0            0              0              0
Beginning units                                          0             0            0              0              0
                                                 --------------------------------------------------------------------
Ending units                                             0             0            0              0              0
                                                 ====================================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                        43,930       116,573       77,204        138,067         22,635
  Units redeemed                                      (328)      (15,892)      (2,961)        (5,550)           (65)
  Units transferred                                 14,895        76,967       33,810         52,727         38,652
                                                 --------------------------------------------------------------------
Increase (decrease) in units outstanding            58,497       177,648      108,053        185,244         61,222
Beginning units                                        427        28,806          789            867            144
                                                 --------------------------------------------------------------------
Ending units                                        58,924       206,454      108,842        186,111         61,366
                                                 ====================================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                       116,189       353,430       88,415        232,048         78,462
  Units redeemed                                   (15,789)      (33,277)     (13,728)       (41,978)        (6,110)
  Units transferred                                111,615       (25,506)     147,110        332,593        181,835
                                                 --------------------------------------------------------------------
Increase (decrease) in units outstanding           212,015       294,647      221,797        522,663        254,187
Beginning units                                     61,775       271,833      157,394        191,893         70,259
                                                 --------------------------------------------------------------------
Ending units                                       273,790       566,480      379,191        714,556        324,446
                                                 ====================================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                             0             0            0              0              0
  Units redeemed                                         0             0            0              0              0
  Units transferred                                      0             0            0              0              0
                                                 --------------------------------------------------------------------
Increase (decrease) in units outstanding                 0             0            0              0              0
Beginning units                                          0             0            0              0              0
                                                 --------------------------------------------------------------------
Ending units                                             0             0            0              0              0
                                                 ====================================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                             0             0            0              0              0
  Units redeemed                                         0             0            0              0              0
  Units transferred                                      0             0            0              0              0
                                                 --------------------------------------------------------------------
Increase (decrease) in units outstanding                 0             0            0              0              0
Beginning units                                          0             0            0              0              0
                                                 --------------------------------------------------------------------
Ending units                                             0             0            0              0              0
                                                 ====================================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                             0             0            0            524              0
  Units redeemed                                         0             0            0            (79)             0
  Units transferred                                      0             0            0          7,335              0
                                                 --------------------------------------------------------------------
Increase (decrease) in units outstanding                 0             0            0          7,780              0
Beginning units                                          0             0            0          2,600              0
                                                 --------------------------------------------------------------------
Ending units                                             0             0            0         10,380              0
                                                 ====================================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                             0             0            0              0              0
  Units redeemed                                         0             0            0              0              0
  Units transferred                                      0             0            0              0              0
                                                 --------------------------------------------------------------------
Increase (decrease) in units outstanding                 0             0            0              0              0
Beginning units                                          0             0            0              0              0
                                                 --------------------------------------------------------------------
Ending units                                             0             0            0              0              0
                                                 ====================================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                         5,856        39,995       21,394         35,400         11,576
  Units redeemed                                    (2,095)       (1,029)      (1,084)        (1,089)          (592)
  Units transferred                                  2,933         7,875       20,856         15,913         10,490
                                                 --------------------------------------------------------------------
Increase (decrease) in units outstanding             6,694        46,841       41,166         50,224         21,474
Beginning units                                          2         3,386            1            351              1
                                                 --------------------------------------------------------------------
Ending units                                         6,696        50,227       41,167         50,575         21,475
                                                 ====================================================================

                                                   Emerging    Federated      Foreign       Global         Global
                                                    Markets      Value         Value         Bond        Equities
                                                   Portfolio   Portfolio     Portfolio     Portfolio     Portfolio
                                                   (Class 2)   (Class 2)   (Class 2)(2)    (Class 2)     (Class 2)
                                                 -----------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                            0             0             0             0             0
  Units redeemed                                        0             0             0             0            (1)
  Units transferred                                     0             0             0             0             0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0             0            (1)
Beginning units                                         0             0             0             0             1
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0             0             0
                                                 =================================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                       12,617        23,550        22,801        26,587        19,515
  Units redeemed                                      (86)         (776)          (50)         (423)         (278)
  Units transferred                                 9,105        20,769         5,531        13,212        17,334
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding           21,636        43,543        28,282        39,376        36,571
Beginning units                                         2            69             0            89           103
                                                 -----------------------------------------------------------------
Ending units                                       21,638        43,612        28,282        39,465        36,674
                                                 =================================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                       28,810        53,941        21,035        26,473        28,968
  Units redeemed                                   (5,922)      (12,963)            0          (754)       (3,532)
  Units transferred                                50,339       145,016        15,872         8,817        71,980
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding           73,227       185,994        36,907        34,536        97,416
Beginning units                                    15,201        84,044             0        39,221        33,626
                                                 -----------------------------------------------------------------
Ending units                                       88,428       270,038        36,907        73,757       131,042
                                                 =================================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                            0             0             0             0             0
  Units redeemed                                        0             0             0             0             0
  Units transferred                                     0             0             0             0             0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0             0             0
Beginning units                                         0             0             0             0             0
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0             0             0
                                                 =================================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                            0             0             0             0             0
  Units redeemed                                        0             0             0             0             0
  Units transferred                                     0             0             0             0             0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0             0             0
Beginning units                                         0             0             0             0             0
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0             0             0
                                                 =================================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                            0             0             0             0           736
  Units redeemed                                        0             0             0             0          (751)
  Units transferred                                     0             0             0             0         3,168
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0             0         3,153
Beginning units                                         0             0             0             0            19
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0             0         3,172
                                                 =================================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                            0             0             0             0           321
  Units redeemed                                        0             0             0             0             0
  Units transferred                                     0             0             0             0           408
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0             0           729
Beginning units                                         0             0             0             0             1
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0             0           730
                                                 -----------------------------------------------------------------
Contracts With Total Expenses of 1.97%:
  Units sold                                       13,946        10,389            15         3,734         4,429
  Units redeemed                                       (1)          (59)           (1)            0           (60)
  Units transferred                                 7,893         4,482             0         8,936         1,500
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding           21,838        14,812            14        12,670         5,869
Beginning units                                         2           599             0             1             1
                                                 -----------------------------------------------------------------
Ending units                                       21,840        15,411            14        12,671         5,870
                                                 =================================================================

                                                 Goldman Sachs    Growth-       Growth       High-Yield
                                                   Research       Income     Opportunities      Bond
                                                   Portfolio     Portfolio     Portfolio      Portfolio
                                                   (Class 2)     (Class 2)     (Class 2)      (Class 2)
                                                 ------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                              0             0             0             0
  Units redeemed                                          0             0             0             0
  Units transferred                                       0             0             0             0
                                                 ------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0             0
Beginning units                                           0             0             0             0
                                                 ------------------------------------------------------
Ending units                                              0             0             0             0
                                                 ======================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                         37,991        77,933        20,700        55,127
  Units redeemed                                        (82)       (3,548)         (132)       (4,537)
  Units transferred                                   5,259        36,103        15,904        20,227
                                                 ------------------------------------------------------
Increase (decrease) in units outstanding             43,168       110,488        36,472        70,817
Beginning units                                           1            52           239             1
                                                 ------------------------------------------------------
Ending units                                         43,169       110,540        36,711        70,818
                                                 ======================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                         45,251        75,794        33,095        81,625
  Units redeemed                                     (4,223)       (5,735)       (2,987)       (3,814)
  Units transferred                                  37,847        92,163        93,518        40,642
                                                 ------------------------------------------------------
Increase (decrease) in units outstanding             78,875       162,222       123,626       118,453
Beginning units                                      31,080        83,286        35,886       109,783
                                                 ------------------------------------------------------
Ending units                                        109,955       245,508       159,512       228,236
                                                 ======================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                              0             0             0             0
  Units redeemed                                          0             0             0             0
  Units transferred                                       0             0             0             0
                                                 ------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0             0
Beginning units                                           0             0             0             0
                                                 ------------------------------------------------------
Ending units                                              0             0             0             0
                                                 ======================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                              0             0             0             0
  Units redeemed                                          0             0             0             0
  Units transferred                                       0             0             0             0
                                                 ------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0             0
Beginning units                                           0             0             0             0
                                                 ------------------------------------------------------
Ending units                                              0             0             0             0
                                                 ======================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                              0             0             0             0
  Units redeemed                                          0             0             0             0
  Units transferred                                       0             0             0             0
                                                 ------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0             0
Beginning units                                           0             0             0             0
                                                 ------------------------------------------------------
Ending units                                              0             0             0             0
                                                 ======================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                              0             0             0             0
  Units redeemed                                          0             0             0             0
  Units transferred                                       0             0             0             0
                                                 ------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0             0
Beginning units                                           0             0             0             0
                                                 ------------------------------------------------------
Ending units                                              0             0             0             0
                                                 ======================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                         12,708        18,919         7,612        54,184
  Units redeemed                                     (3,109)         (848)         (254)          (32)
  Units transferred                                   6,210         7,634           986        43,255
                                                 ------------------------------------------------------
Increase (decrease) in units outstanding             15,809        25,705         8,344        97,407
Beginning units                                           1           699             2             1
                                                 ------------------------------------------------------
Ending units                                         15,810        26,404         8,346        97,408
                                                 ======================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                 International   International
                                                  Diversified       Growth        Marsico     MFS Growth    MFS Mid-Cap
                                                   Equities       and Income      Growth      and Income      Growth
                                                   Portfolio       Portfolio     Portfolio     Portfolio     Portfolio
                                                   (Class 2)       (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                                 -----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                              0               0              0            0             0
  Units redeemed                                          0               0              0            0             0
  Units transferred                                       0               0              0            0             0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0            0             0
Beginning units                                           0               0              0            0             0
                                                 ----------------------------------------------------------------------
Ending units                                              0               0              0            0             0
                                                 ======================================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                              0               0              0            0         3,072
  Units redeemed                                          0               0              0            0        (1,901)
  Units transferred                                       0               0              0            0        29,829
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0            0        31,000
Beginning units                                           0               0              0            0         7,564
                                                 ----------------------------------------------------------------------
Ending units                                              0               0              0            0        38,564
                                                 ======================================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                        209,089         368,647        675,967      308,429       811,895
  Units redeemed                                     (9,305)        (25,609)       (56,704)     (21,173)      (53,187)
  Units transferred                                 321,984         509,582      1,026,744      320,392       954,224
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding            521,768         852,620      1,646,007      607,648     1,712,932
Beginning units                                      66,087         160,492        221,877      125,214       402,181
                                                 ----------------------------------------------------------------------
Ending units                                        587,855       1,013,112      1,867,884      732,862     2,115,113
                                                 ======================================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                              0               0              0            0             0
  Units redeemed                                          0               0              0            0             0
  Units transferred                                       0               0              0            0             0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0            0             0
Beginning units                                           0               0              0            0             0
                                                 ----------------------------------------------------------------------
Ending units                                              0               0              0            0             0
                                                 ======================================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                         27,160          36,103              0       10,637        99,083
  Units redeemed                                       (161)           (430)             0         (357)       (1,171)
  Units transferred                                   6,822          10,881              0        8,111        31,383
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding             33,821          46,554              0       18,391       129,295
Beginning units                                         703           8,558              0            1         3,308
                                                 ----------------------------------------------------------------------
Ending units                                         34,524          55,112              0       18,392       132,603
                                                 ======================================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                              0               0              0            0             0
  Units redeemed                                          0               0              0            0             0
  Units transferred                                       0               0              0            0             0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0            0             0
Beginning units                                           0               0              0            0             0
                                                 ----------------------------------------------------------------------
Ending units                                              0               0              0            0             0
                                                 ======================================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                              0               0              0            0             0
  Units redeemed                                          0               0              0            0             0
  Units transferred                                       0               0              0            0             0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0            0             0
Beginning units                                           0               0              0            0             0
                                                 ----------------------------------------------------------------------
Ending units                                              0               0              0            0             0
                                                 ======================================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                              0               0              0            0           662
  Units redeemed                                          0               0              0            0          (549)
  Units transferred                                       0               0              0            0         9,355
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0            0         9,468
Beginning units                                           0               0              0            0         2,044
                                                 ----------------------------------------------------------------------
Ending units                                              0               0              0            0        11,512
                                                 ======================================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                              0               0              0            0         4,694
  Units redeemed                                          0               0              0            0          (168)
  Units transferred                                       0               0              0            0         3,108
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0            0         7,634
Beginning units                                           0               0              0            0            68
                                                 ----------------------------------------------------------------------
Ending units                                              0               0              0            0         7,702
                                                 ======================================================================

                                                   MFS Total      Putnam       Real       Small & Mid   SunAmerica
                                                    Return        Growth      Estate       Cap Value     Balanced
                                                   Portfolio     Portfolio   Portfolio     Portfolio     Portfolio
                                                   (Class 2)     (Class 2)   (Class 2)   (Class 2)(2)    (Class 2)
                                                 -----------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                               0            0           0             0            0
  Units redeemed                                           0            0           0             0            0
  Units transferred                                        0            0           0             0            0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0             0            0
Beginning units                                            0            0           0             0            0
                                                 -----------------------------------------------------------------
Ending units                                               0            0           0             0            0
                                                 =================================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                               0            0           0             0            0
  Units redeemed                                           0            0           0             0            0
  Units transferred                                        0            0           0             0            0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0             0            0
Beginning units                                            0            0           0             0            0
                                                 -----------------------------------------------------------------
Ending units                                               0            0           0             0            0
                                                 =================================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                       1,233,422      194,011     208,349       124,655      308,393
  Units redeemed                                     (99,819)     (20,134)    (12,469)       (2,413)     (28,417)
  Units transferred                                1,610,293      197,181     313,751        63,235      465,477
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding           2,743,896      371,058     509,631       185,477      745,453
Beginning units                                      508,488      102,403      67,676             0      147,467
                                                 -----------------------------------------------------------------
Ending units                                       3,252,384      473,461     577,307       185,477      892,920
                                                 =================================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                               0            0           0             0            0
  Units redeemed                                           0            0           0             0            0
  Units transferred                                        0            0           0             0            0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0             0            0
Beginning units                                            0            0           0             0            0
                                                 -----------------------------------------------------------------
Ending units                                               0            0           0             0            0
                                                 =================================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                         122,059       15,778      33,081        37,610       14,543
  Units redeemed                                      (1,694)         (92)       (452)          (10)      (1,095)
  Units transferred                                   35,732       (2,967)     11,200         1,421        4,949
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding             156,097       12,719      43,829        39,021       18,397
Beginning units                                        1,168            1         513             0            1
                                                 -----------------------------------------------------------------
Ending units                                         157,265       12,720      44,342        39,021       18,398
                                                 =================================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                               0            0           0             0            0
  Units redeemed                                           0            0           0             0            0
  Units transferred                                        0            0           0             0            0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0             0            0
Beginning units                                            0            0           0             0            0
                                                 -----------------------------------------------------------------
Ending units                                               0            0           0             0            0
                                                 =================================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                               0            0           0             0            0
  Units redeemed                                           0            0           0             0            0
  Units transferred                                        0            0           0             0            0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0             0            0
Beginning units                                            0            0           0             0            0
                                                 -----------------------------------------------------------------
Ending units                                               0            0           0             0            0
                                                 =================================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                               0            0           0             0            0
  Units redeemed                                           0            0           0             0            0
  Units transferred                                        0            0           0             0            0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0             0            0
Beginning units                                            0            0           0             0            0
                                                 -----------------------------------------------------------------
Ending units                                               0            0           0             0            0
                                                 =================================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                               0            0           0             0            0
  Units redeemed                                           0            0           0             0            0
  Units transferred                                        0            0           0             0            0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0             0            0
Beginning units                                            0            0           0             0            0
                                                 -----------------------------------------------------------------
Ending units                                               0            0           0             0            0
                                                 =================================================================

                                                                  Telecom     Worldwide     Aggressive       Alliance
                                                  Technology      Utility    High Income      Growth          Growth
                                                   Portfolio     Portfolio    Portfolio      Portfolio       Portfolio
                                                   (Class 2)     (Class 2)    (Class 2)    (Class 3)(1)    (Class 3)(1)
                                                 -----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                               0            0           0              0               0
  Units redeemed                                           0            0           0              0               0
  Units transferred                                        0            0           0              0               0
                                                 -----------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0              0               0
Beginning units                                            0            0           0              0               0
                                                 -----------------------------------------------------------------------
Ending units                                               0            0           0              0               0
                                                 =======================================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                          10,292            0           0              0               0
  Units redeemed                                      (2,710)           0           0              0               0
  Units transferred                                   45,434            0           0              0               0
                                                 -----------------------------------------------------------------------
Increase (decrease) in units outstanding              53,016            0           0              0               0
Beginning units                                       19,075            0           0              0               0
                                                 -----------------------------------------------------------------------
Ending units                                          72,091            0           0              0               0
                                                 =======================================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                         591,775       86,050      58,141          8,864          42,905
  Units redeemed                                     (29,549)      (9,227)     (2,886)           (24)            (38)
  Units transferred                                  499,285       59,934      74,866            393           5,122
                                                 -----------------------------------------------------------------------
Increase (decrease) in units outstanding           1,061,511      136,757     130,121          9,233          47,989
Beginning units                                      269,038       49,990      14,787              0               0
                                                 -----------------------------------------------------------------------
Ending units                                       1,330,549      186,747     144,908          9,233          47,989
                                                 =======================================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                               0            0           0              0               0
  Units redeemed                                           0            0           0              0               0
  Units transferred                                        0            0           0              0               0
                                                 -----------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0              0               0
Beginning units                                            0            0           0              0               0
                                                 -----------------------------------------------------------------------
Ending units                                               0            0           0              0               0
                                                 =======================================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                          20,341            0           0              0               0
  Units redeemed                                           0            0           0              0               0
  Units transferred                                   11,458            0           0              0               0
                                                 -----------------------------------------------------------------------
Increase (decrease) in units outstanding              31,799            0           0              0               0
Beginning units                                       11,120            0           0              0               0
                                                 -----------------------------------------------------------------------
Ending units                                          42,919            0           0              0               0
                                                 =======================================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                               0            0           0              0               0
  Units redeemed                                           0            0           0              0               0
  Units transferred                                        0            0           0              0               0
                                                 -----------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0              0               0
Beginning units                                            0            0           0              0               0
                                                 -----------------------------------------------------------------------
Ending units                                               0            0           0              0               0
                                                 =======================================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                               0            0           0              0               0
  Units redeemed                                           0            0           0              0               0
  Units transferred                                        0            0           0              0               0
                                                 -----------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0              0               0
Beginning units                                            0            0           0              0               0
                                                 -----------------------------------------------------------------------
Ending units                                               0            0           0              0               0
                                                 =======================================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                               0            0           0              0               0
  Units redeemed                                          (7)           0           0              0               0
  Units transferred                                    4,898            0           0              0               0
                                                 -----------------------------------------------------------------------
Increase (decrease) in units outstanding               4,891            0           0              0               0
Beginning units                                        4,911            0           0              0               0
                                                 -----------------------------------------------------------------------
Ending units                                           9,802            0           0              0               0
                                                 =======================================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                           9,298            0           0              0               0
  Units redeemed                                      (1,257)           0           0              0               0
  Units transferred                                   22,688            0           0              0               0
                                                 -----------------------------------------------------------------------
Increase (decrease) in units outstanding              30,729            0           0              0               0
Beginning units                                          217            0           0              0               0
                                                 -----------------------------------------------------------------------
Ending units                                          30,946            0           0              0               0
                                                 =======================================================================

                                                     Asset         Blue Chip         Cash          Corporate
                                                  Allocation        Growth        Management         Bond
                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)
                                                 -------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                             0               0                0               0
  Units redeemed                                         0               0                0               0
  Units transferred                                      0               0                0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                0               0
Beginning units                                          0               0                0               0
                                                 -------------------------------------------------------------
Ending units                                             0               0                0               0
                                                 =============================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                             0               0                0               0
  Units redeemed                                         0               0                0               0
  Units transferred                                      0               0                0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                0               0
Beginning units                                          0               0                0               0
                                                 -------------------------------------------------------------
Ending units                                             0               0                0               0
                                                 =============================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                         1,003          24,529          336,774         111,394
  Units redeemed                                         0              (1)             (71)             (8)
  Units transferred                                      0           3,795          (44,526)          8,017
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding             1,003          28,323          292,177         119,403
Beginning units                                          0               0                0               0
                                                 -------------------------------------------------------------
Ending units                                         1,003          28,323          292,177         119,403
                                                 =============================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                             0               0                0               0
  Units redeemed                                         0               0                0               0
  Units transferred                                      0               0                0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                0               0
Beginning units                                          0               0                0               0
                                                 -------------------------------------------------------------
Ending units                                             0               0                0               0
                                                 =============================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                             0               0                0               0
  Units redeemed                                         0               0                0               0
  Units transferred                                      0               0                0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                0               0
Beginning units                                          0               0                0               0
                                                 -------------------------------------------------------------
Ending units                                             0               0                0               0
                                                 =============================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                             0               0                0               0
  Units redeemed                                         0               0                0               0
  Units transferred                                      0               0                0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                0               0
Beginning units                                          0               0                0               0
                                                 -------------------------------------------------------------
Ending units                                             0               0                0               0
                                                 =============================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                             0               0                0               0
  Units redeemed                                         0               0                0               0
  Units transferred                                      0               0                0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                0               0
Beginning units                                          0               0                0               0
                                                 -------------------------------------------------------------
Ending units                                             0               0                0               0
                                                 =============================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                             0               0                0               0
  Units redeemed                                         0               0                0               0
  Units transferred                                      0               0                0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                0               0
Beginning units                                          0               0                0               0
                                                 -------------------------------------------------------------
Ending units                                             0               0                0               0
                                                 =============================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                             0               0                0               0
  Units redeemed                                         0               0                0               0
  Units transferred                                      0               0                0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                0               0
Beginning units                                          0               0                0               0
                                                 -------------------------------------------------------------
Ending units                                             0               0                0               0
                                                 =============================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                 International   International
                                                  Diversified       Growth        Marsico     MFS Growth    MFS Mid-Cap
                                                   Equities       and Income      Growth      and Income      Growth
                                                   Portfolio       Portfolio     Portfolio    Portfolio     Portfolio
                                                   (Class 2)       (Class 2)     (Class 2)    (Class 2)     (Class 2)
                                                 ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                              0               0             0             0           350
  Units redeemed                                          0               0             0             0          (195)
  Units transferred                                       0               0             0             0        10,539
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0             0             0        10,694
Beginning units                                           0               0             0             0         1,520
                                                 ----------------------------------------------------------------------
Ending units                                              0               0             0             0        12,214
                                                 ======================================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                         62,699          42,683             0        21,003       154,554
  Units redeemed                                       (938)           (148)            0           (83)       (1,699)
  Units transferred                                  18,197          42,314             0        16,157        44,981
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding             79,958          84,849             0        37,077       197,836
Beginning units                                           1              41             0           822           934
                                                 ----------------------------------------------------------------------
Ending units                                         79,959          84,890             0        37,899       198,770
                                                 ======================================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                         49,086         152,406       113,615        64,309       187,065
  Units redeemed                                     (3,609)        (33,707)       (6,518)       (5,559)      (14,158)
  Units transferred                                  64,801          94,993       276,551        85,020       232,921
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding            110,278         213,692       383,648       143,770       405,828
Beginning units                                      49,800          72,785       124,777        55,103       168,463
                                                 ----------------------------------------------------------------------
Ending units                                        160,078         286,477       508,425       198,873       574,291
                                                 ======================================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                              0               0             0             0             0
  Units redeemed                                          0               0             0             0             0
  Units transferred                                       0               0             0             0             0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0             0             0             0
Beginning units                                           0               0             0             0             0
                                                 ----------------------------------------------------------------------
Ending units                                              0               0             0             0             0
                                                 ======================================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                              0               0             0             0             0
  Units redeemed                                          0               0             0             0             0
  Units transferred                                       0               0             0             0             0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0             0             0             0
Beginning units                                           0               0             0             0             0
                                                 ----------------------------------------------------------------------
Ending units                                              0               0             0             0             0
                                                 ======================================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                              0               0             0             0         1,984
  Units redeemed                                          0               0             0             0        (2,460)
  Units transferred                                       0               0             0             0        44,182
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0             0             0        43,706
Beginning units                                           0               0             0             0         4,846
                                                 ----------------------------------------------------------------------
Ending units                                              0               0             0             0        48,552
                                                 ======================================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                              0               0             0             0         3,686
  Units redeemed                                          0               0             0             0            (7)
  Units transferred                                       0               0             0             0         4,817
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0             0             0         8,496
Beginning units                                           0               0             0             0            52
                                                 ----------------------------------------------------------------------
Ending units                                              0               0             0             0         8,548
                                                 ======================================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                         14,021          19,202             0         8,859        46,676
  Units redeemed                                       (149)              0             0             0          (132)
  Units transferred                                   3,481           3,509             0           230        14,889
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding             17,353          22,711             0         9,089        61,433
Beginning units                                           1               1             0             1           686
                                                 ----------------------------------------------------------------------
Ending units                                         17,354          22,712             0         9,090        62,119
                                                 ======================================================================

                                                   MFS Total      Putnam        Real        Small & Mid     SunAmerica
                                                    Return        Growth       Estate        Cap Value       Balanced
                                                   Portfolio     Portfolio    Portfolio      Portfolio      Portfolio
                                                   (Class 2)     (Class 2)    (Class 2)    (Class 2)(2)      (Class 2)
                                                 ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                              0             0            0              0              0
  Units redeemed                                          0             0            0              0              0
  Units transferred                                       0             0            0              0              0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0              0              0
Beginning units                                           0             0            0              0              0
                                                 ----------------------------------------------------------------------
Ending units                                              0             0            0              0              0
                                                 ======================================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                        205,263        26,048       42,777          3,652         30,365
  Units redeemed                                     (8,681)         (760)        (671)            (1)          (291)
  Units transferred                                  92,574         5,979       23,172          6,728         14,021
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding            289,156        31,267       65,278         10,379         44,095
Beginning units                                         661             1            1              0            287
                                                 ----------------------------------------------------------------------
Ending units                                        289,817        31,268       65,279         10,379         44,382
                                                 ======================================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                        236,598        31,638       61,798         20,980         51,623
  Units redeemed                                    (46,106)       (7,735)      (5,771)            (3)        (4,105)
  Units transferred                                 407,226        23,858      135,253         26,941        128,649
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding            597,718        47,761      191,280         47,918        176,167
Beginning units                                     173,820        36,591       36,798              0         55,059
                                                 ----------------------------------------------------------------------
Ending units                                        771,538        84,352      228,078         47,918        231,226
                                                 ======================================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                              0             0            0              0              0
  Units redeemed                                          0             0            0              0              0
  Units transferred                                       0             0            0              0              0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0              0              0
Beginning units                                           0             0            0              0              0
                                                 ----------------------------------------------------------------------
Ending units                                              0             0            0              0              0
                                                 ======================================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                              0             0            0              0              0
  Units redeemed                                          0             0            0              0              0
  Units transferred                                       0             0            0              0              0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0              0              0
Beginning units                                           0             0            0              0              0
                                                 ----------------------------------------------------------------------
Ending units                                              0             0            0              0              0
                                                 ======================================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                              0             0            0              0              0
  Units redeemed                                          0             0            0              0              0
  Units transferred                                       0             0            0              0              0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0              0              0
Beginning units                                           0             0            0              0              0
                                                 ----------------------------------------------------------------------
Ending units                                              0             0            0              0              0
                                                 ======================================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                              0             0            0              0              0
  Units redeemed                                          0             0            0              0              0
  Units transferred                                       0             0            0              0              0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0              0              0
Beginning units                                           0             0            0              0              0
                                                 ----------------------------------------------------------------------
Ending units                                              0             0            0              0              0
                                                 ======================================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                         63,412         6,428       12,268            509         21,709
  Units redeemed                                     (3,555)          (76)         (42)            (1)          (945)
  Units transferred                                  25,763         2,536        5,967          3,754         10,283
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding             85,620         8,888       18,193          4,262         31,047
Beginning units                                           1           502            1              0              1
                                                 ----------------------------------------------------------------------
Ending units                                         85,621         9,390       18,194          4,262         31,048
                                                 ======================================================================

                                                                  Telecom      Worldwide     Aggressive       Alliance
                                                  Technology      Utility     High Income      Growth          Growth
                                                   Portfolio     Portfolio     Portfolio      Portfolio       Portfolio
                                                   (Class 2)     (Class 2)     (Class 2)    (Class 3)(1)    (Class 3)(1)
                                                 ------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                              0             0             0            0               0
  Units redeemed                                         (7)            0             0            0               0
  Units transferred                                   6,351             0             0            0               0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding              6,344             0             0            0               0
Beginning units                                       3,793             0             0            0               0
                                                 ----------------------------------------------------------------------
Ending units                                         10,137             0             0            0               0
                                                 ======================================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                         30,218             0             0        1,559          19,202
  Units redeemed                                        (98)            0             0            0             (16)
  Units transferred                                   7,930             0             0            0             193
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding             38,050             0             0        1,559          19,379
Beginning units                                         405             0             0            0               0
                                                 ----------------------------------------------------------------------
Ending units                                         38,455             0             0        1,559          19,379
                                                 ======================================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                        216,019        17,443        18,006          527           4,466
  Units redeemed                                    (71,591)       (1,284)       (1,671)           0               0
  Units transferred                                 230,268        22,079        (8,286)           0           1,003
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding            374,696        38,238         8,049          527           5,469
Beginning units                                     112,804        24,902        33,028            0               0
                                                 ----------------------------------------------------------------------
Ending units                                        487,500        63,140        41,077          527           5,469
                                                 ======================================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                              0             0             0            0               0
  Units redeemed                                          0             0             0            0               0
  Units transferred                                       0             0             0            0               0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0            0               0
Beginning units                                           0             0             0            0               0
                                                 ----------------------------------------------------------------------
Ending units                                              0             0             0            0               0
                                                 ======================================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                              0             0             0            0               0
  Units redeemed                                          0             0             0            0               0
  Units transferred                                       0             0             0            0               0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0            0               0
Beginning units                                           0             0             0            0               0
                                                 ----------------------------------------------------------------------
Ending units                                              0             0             0            0               0
                                                 ======================================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                          1,815             0             0            0               0
  Units redeemed                                     (2,979)            0             0            0               0
  Units transferred                                  20,045             0             0            0               0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding             18,881             0             0            0               0
Beginning units                                       1,501             0             0            0               0
                                                 ----------------------------------------------------------------------
Ending units                                         20,382             0             0            0               0
                                                 ======================================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                          4,969             0             0            0               0
  Units redeemed                                         (1)            0             0            0               0
  Units transferred                                       0             0             0            0               0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding              4,968             0             0            0               0
Beginning units                                           3             0             0            0               0
                                                 ----------------------------------------------------------------------
Ending units                                          4,971             0             0            0               0
                                                 ======================================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                         10,458             0             0        2,951           1,183
  Units redeemed                                          0             0             0            0               0
  Units transferred                                   5,996             0             0            0               9
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding             16,454             0             0        2,951           1,192
Beginning units                                           3             0             0            0               0
                                                 ----------------------------------------------------------------------
Ending units                                         16,457             0             0        2,951           1,192
                                                 ======================================================================

                                                     Asset         Blue Chip         Cash          Corporate
                                                  Allocation        Growth        Management         Bond
                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3) (1)   (Class 3)(1)    (Class 3)(1)    (Class 3)(1)
                                                 -------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                              0               0               0               0
  Units redeemed                                          0               0               0               0
  Units transferred                                       0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                         10,755          49,616           6,285               0
  Units redeemed                                         (1)           (228)         (1,132)              0
  Units transferred                                      40         (46,287)         46,084           8,272
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding             10,794           3,101          51,237           8,272
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                         10,794           3,101          51,237           8,272
                                                 =============================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                              0              33          90,453           2,521
  Units redeemed                                          0               0               0               0
  Units transferred                                       0             336           4,397              42
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0             369          94,850           2,563
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0             369          94,850           2,563
                                                 =============================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                              0               0               0               0
  Units redeemed                                          0               0               0               0
  Units transferred                                       0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                              0               0               0               0
  Units redeemed                                          0               0               0               0
  Units transferred                                       0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                              0               0               0               0
  Units redeemed                                          0               0               0               0
  Units transferred                                       0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                              0               0               0               0
  Units redeemed                                          0               0               0               0
  Units transferred                                       0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                          3,398             840          14,548           3,437
  Units redeemed                                          0               0            (138)              0
  Units transferred                                     (54)              0             112               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding              3,344             840          14,522           3,437
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                          3,344             840          14,522           3,437
                                                 =============================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                     Davis         "Dogs" of       Emerging        Federated        Foreign
                                                 Venture Value    Wall Street       Markets          Value           Value
                                                   Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)
                                                 -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
                Units sold                                0              0                0               0              0
                Units redeemed                            0              0                0               0              0
                Units transferred                         0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0              0                0               0              0
Beginning units                                           0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Ending units                                              0              0                0               0              0
                                                 ============================================================================
Contracts With Total Expenses of 1.40%:
                Units sold                                0              0                0               0              0
                Units redeemed                            0              0                0               0              0
                Units transferred                         0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0              0                0               0              0
Beginning units                                           0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Ending units                                              0              0                0               0              0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (A):
                Units sold                          117,616         14,538            8,294          57,540        166,845
                Units redeemed                          (88)           (12)               0             (32)           (69)
                Units transferred                    14,116          4,308            4,327           2,868         19,319
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding            131,644         18,834           12,621          60,376        186,095
Beginning units                                           0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Ending units                                        131,644         18,834           12,621          60,376        186,095
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (B):
                Units sold                                0              0                0               0              0
                Units redeemed                            0              0                0               0              0
                Units transferred                         0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0              0                0               0              0
Beginning units                                           0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Ending units                                              0              0                0               0              0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (C):
                Units sold                                0              0                0               0              0
                Units redeemed                            0              0                0               0              0
                Units transferred                         0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0              0                0               0              0
Beginning units                                           0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Ending units                                              0              0                0               0              0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (G):
                Units sold                                0              0                0               0              0
                Units redeemed                            0              0                0               0              0
                Units transferred                         0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0              0                0               0              0
Beginning units                                           0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Ending units                                              0              0                0               0              0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (H):
                Units sold                                0              0                0               0              0
                Units redeemed                            0              0                0               0              0
                Units transferred                         0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0              0                0               0              0
Beginning units                                           0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Ending units                                              0              0                0               0              0
                                                 ============================================================================
Contracts With Total Expenses of 1.55% (D):
                Units sold                                0              0                0               0              0
                Units redeemed                            0              0                0               0              0
                Units transferred                         0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0              0                0               0              0
Beginning units                                           0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Ending units                                              0              0                0               0              0
                                                 ============================================================================
Contracts With Total Expenses of 1.55% (E):
                Units sold                                0              0                0               0              0
                Units redeemed                            0              0                0               0              0
                Units transferred                         0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0              0                0               0              0
Beginning units                                           0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Ending units                                              0              0                0               0              0
                                                 ============================================================================

                                                    Global           Global      Goldman Sachs      Growth-         Growth
                                                     Bond           Equities        Research         Income      Opportunities
                                                   Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)
                                                 -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.40%:
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (A):
                Units sold                           9,561           5,802           2,152          53,309          37,529
                Units redeemed                          (4)              0               0             (69)              0
                Units transferred                    5,470           2,168               1           5,320             797
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding            15,027           7,970           2,153          58,560          38,326
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                        15,027           7,970           2,153          58,560          38,326
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (B):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (C):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (G):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (H):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.55% (D):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.55% (E):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================

                                                                 International   International
                                                  High-Yield      Diversified       Growth          Marsico       MFS Growth
                                                     Bond          Equities       and Income        Growth        and Income
                                                   Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)
                                                 ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
                Units sold                                0               0               0               0               0
                Units redeemed                            0               0               0               0               0
                Units transferred                         0               0               0               0               0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0               0
Beginning units                                           0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                              0               0               0               0               0
                                                 ==========================================================================
Contracts With Total Expenses of 1.40%:
                Units sold                                0               0               0               0               0
                Units redeemed                            0               0               0               0               0
                Units transferred                         0               0               0               0               0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0               0
Beginning units                                           0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                              0               0               0               0               0
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (A):
                Units sold                           20,905         108,483         102,856          66,201          30,619
                Units redeemed                          (13)            (62)            (16)              0             (10)
                Units transferred                     3,407           9,605           4,155          10,432           3,649
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding             24,299         118,026         106,995          76,633          34,258
Beginning units                                           0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                         24,299         118,026         106,995          76,633          34,258
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (B):
                Units sold                                0               0               0               0               0
                Units redeemed                            0               0               0               0               0
                Units transferred                         0               0               0               0               0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0               0
Beginning units                                           0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                              0               0               0               0               0
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (C):
                Units sold                                0               0               0               0               0
                Units redeemed                            0               0               0               0               0
                Units transferred                         0               0               0               0               0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0               0
Beginning units                                           0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                              0               0               0               0               0
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (G):
                Units sold                                0               0               0               0               0
                Units redeemed                            0               0               0               0               0
                Units transferred                         0               0               0               0               0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0               0
Beginning units                                           0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                              0               0               0               0               0
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (H):
                Units sold                                0               0               0               0               0
                Units redeemed                            0               0               0               0               0
                Units transferred                         0               0               0               0               0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0               0
Beginning units                                           0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                              0               0               0               0               0
                                                 --------------------------------------------------------------------------
Contracts With Total Expenses of 1.55% (D):
                Units sold                                0               0               0               0               0
                Units redeemed                            0               0               0               0               0
                Units transferred                         0               0               0               0               0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0               0
Beginning units                                           0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                              0               0               0               0               0
                                                 ==========================================================================
Contracts With Total Expenses of 1.55% (E):
                Units sold                                0               0               0               0               0
                Units redeemed                            0               0               0               0               0
                Units transferred                         0               0               0               0               0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0               0
Beginning units                                           0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                              0               0               0               0               0
                                                 ==========================================================================

                                                  MFS Mid-Cap       MFS Total        Putnam           Real
                                                    Growth           Return          Growth          Estate
                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)
                                                 ------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
                Units sold                                0               0               0               0
                Units redeemed                            0               0               0               0
                Units transferred                         0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.40%:
                Units sold                                0               0               0               0
                Units redeemed                            0               0               0               0
                Units transferred                         0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.52% (A):
                Units sold                          124,358         106,753          26,968          21,660
                Units redeemed                         (108)         (1,722)            (10)             (7)
                Units transferred                    14,528          19,074             686           1,629
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding            138,778         124,105          27,644          23,282
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                        138,778         124,105          27,644          23,282
                                                 =============================================================
Contracts With Total Expenses of 1.52% (B):
                Units sold                                0               0               0               0
                Units redeemed                            0               0               0               0
                Units transferred                         0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.52% (C):
                Units sold                                0               0               0               0
                Units redeemed                            0               0               0               0
                Units transferred                         0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.52% (G):
                Units sold                                0               0               0               0
                Units redeemed                            0               0               0               0
                Units transferred                         0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.52% (H):
                Units sold                                0               0               0               0
                Units redeemed                            0               0               0               0
                Units transferred                         0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.55% (D):
                Units sold                                0               0               0               0
                Units redeemed                            0               0               0               0
                Units transferred                         0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.55% (E):
                Units sold                                0               0               0               0
                Units redeemed                            0               0               0               0
                Units transferred                         0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2002.

                                                     Davis         "Dogs" of     Emerging        Federated        Foreign
                                                 Venture Value    Wall Street     Markets          Value           Value
                                                   Portfolio       Portfolio     Portfolio       Portfolio       Portfolio
                                                  (Class 3)(1)   (Class 3)(1)   (Class 3)(1)    (Class 3)(1)    (Class 3)(1)
                                                 -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.72%:
                Units sold                          33,412           2,617           6,458             407          77,713
                Units redeemed                         (80)              0             (47)              0            (161)
                Units transferred                    1,928             (14)            (70)            312           3,606
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding            35,260           2,603           6,341             719          81,158
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                        35,260           2,603           6,341             719          81,158
                                                 =========================================================================
Contracts With Total Expenses of 1.77% (F):
                Units sold                          23,047           5,259           1,872           6,918          11,210
                Units redeemed                          (2)            (10)              0              (4)              0
                Units transferred                    2,288           2,508             (40)            410           1,004
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding            25,333           7,757           1,832           7,324          12,214
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                        25,333           7,757           1,832           7,324          12,214
                                                 =========================================================================
Contracts With Total Expenses of 1.77% (B):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.77% (G):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.80%:
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.95%:
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.97%:
                Units sold                           5,060           1,182             676              13           6,650
                Units redeemed                           0               0               0               0               0
                Units transferred                        1               0               0               0             (10)
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding             5,061           1,182             676              13           6,640
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                         5,061           1,182             676              13           6,640
                                                 =========================================================================


                                                    Global          Global       Goldman Sachs      Growth-        Growth
                                                     Bond          Equities        Research         Income       Opportunities
                                                   Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)
                                                 -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.72%:
                Units sold                           2,340           1,094           5,098           4,079           1,606
                Units redeemed                          (2)             (2)             (1)             (2)              0
                Units transferred                      (39)             41          (4,855)           (442)             32
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding             2,299           1,133             242           3,635           1,638
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                         2,299           1,133             242           3,635           1,638
                                                 =========================================================================
Contracts With Total Expenses of 1.77% (F):
                Units sold                              90              13               0             617          14,757
                Units redeemed                           0               0               0               0             (14)
                Units transferred                        0               0               0             260           2,060
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                90              13               0             877          16,803
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                            90              13               0             877          16,803
                                                 =========================================================================
Contracts With Total Expenses of 1.77% (B):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.77% (G):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.80%:
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.95%:
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.97%:
                Units sold                             254             127             319           4,968              46
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0              92               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding               254             127             319           5,060              46
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                           254             127             319           5,060              46
                                                 =========================================================================

                                                                 International   International
                                                  High-Yield      Diversified       Growth          Marsico       MFS Growth
                                                     Bond          Equities       and Income        Growth        and Income
                                                   Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)
                                                 ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
                Units sold                                0               0               0               0             0
                Units redeemed                            0               0               0               0             0
                Units transferred                         0               0               0               0             0
                                                 ------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0             0
Beginning units                                           0               0               0               0             0
                                                 ------------------------------------------------------------------------
Ending units                                              0               0               0               0             0
                                                 ========================================================================
Contracts With Total Expenses of 1.72%:
                Units sold                           83,204          66,662           2,045              13        15,045
                Units redeemed                          (20)            (65)           (100)              0           (23)
                Units transferred                     1,096           1,816             939               0           821
                                                 ------------------------------------------------------------------------
Increase (decrease) in units outstanding             84,280          68,413           2,884              13        15,843
Beginning units                                           0               0               0               0             0
                                                 ------------------------------------------------------------------------
Ending units                                         84,280          68,413           2,884              13        15,843
                                                 ========================================================================
Contracts With Total Expenses of 1.77% (F):
                Units sold                            5,719          12,049           1,312          17,819         2,270
                Units redeemed                            0               0               0             (18)            0
                Units transferred                        36           1,563             410           4,336           103
                                                 ------------------------------------------------------------------------
Increase (decrease) in units outstanding              5,755          13,612           1,722          22,137         2,373
Beginning units                                           0               0               0               0             0
                                                 ------------------------------------------------------------------------
Ending units                                          5,755          13,612           1,722          22,137         2,373
                                                 ========================================================================
Contracts With Total Expenses of 1.77% (B):
                Units sold                                0               0               0               0             0
                Units redeemed                            0               0               0               0             0
                Units transferred                         0               0               0               0             0
                                                 ------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0             0
Beginning units                                           0               0               0               0             0
                                                 ------------------------------------------------------------------------
Ending units                                              0               0               0               0             0
                                                 ========================================================================
Contracts With Total Expenses of 1.77% (G):
                Units sold                                0               0               0               0             0
                Units redeemed                            0               0               0               0             0
                Units transferred                         0               0               0               0             0
                                                 ------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0             0
Beginning units                                           0               0               0               0             0
                                                 ------------------------------------------------------------------------
Ending units                                              0               0               0               0             0
                                                 ========================================================================
Contracts With Total Expenses of 1.80%:
                Units sold                                0               0               0               0             0
                Units redeemed                            0               0               0               0             0
                Units transferred                         0               0               0               0             0
                                                 ------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0             0
Beginning units                                           0               0               0               0             0
                                                 ------------------------------------------------------------------------
Ending units                                              0               0               0               0             0
                                                 ========================================================================
Contracts With Total Expenses of 1.95%:
                Units sold                                0               0               0               0             0
                Units redeemed                            0               0               0               0             0
                Units transferred                         0               0               0               0             0
                                                 ------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0             0
Beginning units                                           0               0               0               0             0
                                                 ------------------------------------------------------------------------
Ending units                                              0               0               0               0             0
                                                 ========================================================================
Contracts With Total Expenses of 1.97%:
                Units sold                            1,431          10,147           3,716           3,197         1,053
                Units redeemed                            0               0               0               0             0
                Units transferred                         0             (30)              0               0             5
                                                 ------------------------------------------------------------------------
Increase (decrease) in units outstanding              1,431          10,117           3,716           3,197         1,058
Beginning units                                           0               0               0               0             0
                                                 ------------------------------------------------------------------------
Ending units                                          1,431          10,117           3,716           3,197         1,058
                                                 ========================================================================

                                                  MFS Mid-Cap      MFS Total        Putnam           Real
                                                    Growth          Return          Growth          Estate
                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)
                                                 -------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
                Units sold                                0              0             0                 0
                Units redeemed                            0              0             0                 0
                Units transferred                         0              0             0                 0
                                                 ---------------------------------------------------------
Increase (decrease) in units outstanding                  0              0             0                 0
Beginning units                                           0              0             0                 0
                                                 ---------------------------------------------------------
Ending units                                              0              0             0                 0
                                                 =========================================================
Contracts With Total Expenses of 1.72%:
                Units sold                           54,756         16,073           388             4,328
                Units redeemed                          (36)           (62)            0               (24)
                Units transferred                     1,172         20,345            58               726
                                                 ---------------------------------------------------------
Increase (decrease) in units outstanding             55,892         36,356           446             5,030
Beginning units                                           0              0             0                 0
                                                 ---------------------------------------------------------
Ending units                                         55,892         36,356           446             5,030
                                                 =========================================================
Contracts With Total Expenses of 1.77% (F):
                Units sold                           13,175         13,461         3,093             4,304
                Units redeemed                            0            (20)           (3)               (8)
                Units transferred                     1,573          4,053           548             1,073
                                                 ---------------------------------------------------------
Increase (decrease) in units outstanding             14,748         17,494         3,638             5,369
Beginning units                                           0              0             0                 0
                                                 ---------------------------------------------------------
Ending units                                         14,748         17,494         3,638             5,369
                                                 =========================================================
Contracts With Total Expenses of 1.77% (B):
                Units sold                                0              0             0                 0
                Units redeemed                            0              0             0                 0
                Units transferred                         0              0             0                 0
                                                 ---------------------------------------------------------
Increase (decrease) in units outstanding                  0              0             0                 0
Beginning units                                           0              0             0                 0
                                                 ---------------------------------------------------------
Ending units                                              0              0             0                 0
                                                 =========================================================
Contracts With Total Expenses of 1.77% (G):
                Units sold                                0              0             0                 0
                Units redeemed                            0              0             0                 0
                Units transferred                         0              0             0                 0
                                                 ---------------------------------------------------------
Increase (decrease) in units outstanding                  0              0             0                 0
Beginning units                                           0              0             0                 0
                                                 ---------------------------------------------------------
Ending units                                              0              0             0                 0
                                                 =========================================================
Contracts With Total Expenses of 1.80%:
                Units sold                                0              0             0                 0
                Units redeemed                            0              0             0                 0
                Units transferred                         0              0             0                 0
                                                 ---------------------------------------------------------
Increase (decrease) in units outstanding                  0              0             0                 0
Beginning units                                           0              0             0                 0
                                                 ---------------------------------------------------------
Ending units                                              0              0             0                 0
                                                 =========================================================
Contracts With Total Expenses of 1.95%:
                Units sold                                0              0             0                 0
                Units redeemed                            0              0             0                 0
                Units transferred                         0              0             0                 0
                                                 ---------------------------------------------------------
Increase (decrease) in units outstanding                  0              0             0                 0
Beginning units                                           0              0             0                 0
                                                 ---------------------------------------------------------
Ending units                                              0              0             0                 0
                                                 =========================================================
Contracts With Total Expenses of 1.97%:
                Units sold                            3,851          3,411            11             2,475
                Units redeemed                            0              0             0                 0
                Units transferred                        16              0             0              (115)
                                                 ---------------------------------------------------------
Increase (decrease) in units outstanding              3,867          3,411            11             2,360
Beginning units                                           0              0             0                 0
                                                 ---------------------------------------------------------
Ending units                                          3,867          3,411            11             2,360
                                                 =========================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                  Small & Mid      SunAmerica                       Telecom        Worldwide
                                                   Cap Value        Balanced      Technology        Utility       High Income
                                                   Portfolio       Portfolio      Portfolio        Portfolio       Portfolio
                                                 (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (3)   (Class 3) (3)
                                                 ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
                Units sold                                0               0               0            0               0
                Units redeemed                            0               0               0            0               0
                Units transferred                         0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0            0               0
Beginning units                                           0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0               0            0               0
                                                 ============================================================================
Contracts With Total Expenses of 1.40%:
                Units sold                                0               0               0            0               0
                Units redeemed                            0               0               0            0               0
                Units transferred                         0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0            0               0
Beginning units                                           0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0               0            0               0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (A):
                Units sold                          107,050           8,927          86,564           12               7
                Units redeemed                          (20)            (10)           (209)           0               0
                Units transferred                    11,365             717          34,697            1               1
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding            118,395           9,634         121,052           13               8
Beginning units                                           0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Ending units                                        118,395           9,634         121,052           13               8
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (B):
                Units sold                                0               0               0            0               0
                Units redeemed                            0               0               0            0               0
                Units transferred                         0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0            0               0
Beginning units                                           0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0               0            0               0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (C):
                Units sold                                0               0               0            0               0
                Units redeemed                            0               0               0            0               0
                Units transferred                         0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0            0               0
Beginning units                                           0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0               0            0               0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (G):
                Units sold                                0               0               0            0               0
                Units redeemed                            0               0               0            0               0
                Units transferred                         0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0            0               0
Beginning units                                           0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0               0            0               0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (H):
                Units sold                                0               0               0            0               0
                Units redeemed                            0               0               0            0               0
                Units transferred                         0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0            0               0
Beginning units                                           0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0               0            0               0
                                                 ============================================================================
Contracts With Total Expenses of 1.55% (D):
                Units sold                                0               0               0            0               0
                Units redeemed                            0               0               0            0               0
                Units transferred                         0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0            0               0
Beginning units                                           0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0               0            0               0
                                                 ============================================================================
Contracts With Total Expenses of 1.55% (E):
                Units sold                                0               0               0            0               0
                Units redeemed                            0               0               0            0               0
                Units transferred                         0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0            0               0
Beginning units                                           0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0               0            0               0
                                                 ============================================================================


                                                                   Emerging        Growth and                    Conservative
                                                   Comstock         Growth          Income         Balanced        Balanced
                                                   Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                  (Class II)      (Class II)       (Class II)      (Class A)       (Class A)
                                                 ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
                Units sold                                 0              0                0               0               0
                Units redeemed                             0              0                0               0               0
                Units transferred                          0              0                0               0               0
                                                 ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0                0               0               0
Beginning units                                            0              0                0               0               0
                                                 ---------------------------------------------------------------------------
Ending units                                               0              0                0               0               0
                                                 ===========================================================================
Contracts With Total Expenses of 1.40%:
                Units sold                                 0              0                0         768,471          47,625
                Units redeemed                             0              0                0        (172,198)         (8,145)
                Units transferred                          0              0                0       2,462,124         439,889
                                                 ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0                0       3,058,397         479,369
Beginning units                                            0              0                0         393,878          99,398
                                                 ---------------------------------------------------------------------------
Ending units                                               0              0                0       3,452,275         578,767
                                                 ===========================================================================
Contracts With Total Expenses of 1.52% (A):
                Units sold                           775,217        310,265          661,422         576,499               0
                Units redeemed                       (32,155)        (7,733)         (23,411)        (21,123)              0
                Units transferred                    867,846        162,208          345,460         476,903               0
                                                 ---------------------------------------------------------------------------
Increase (decrease) in units outstanding           1,610,908        464,740          983,471       1,032,279               0
Beginning units                                       64,170         19,408           12,511         125,651               0
                                                 ---------------------------------------------------------------------------
Ending units                                       1,675,078        484,148          995,982       1,157,930               0
                                                 ===========================================================================
Contracts With Total Expenses of 1.52% (B):
                Units sold                                 0              0                0               0               0
                Units redeemed                             0              0                0               0               0
                Units transferred                          0              0                0               0               0
                                                 ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0                0               0               0
Beginning units                                            0              0                0               0               0
                                                 ---------------------------------------------------------------------------
Ending units                                               0              0                0               0               0
                                                 ===========================================================================
Contracts With Total Expenses of 1.52% (C):
                Units sold                           123,623         35,416           36,486               0               0
                Units redeemed                          (887)          (128)            (626)              0               0
                Units transferred                     53,781         22,437           30,438               0               0
                                                 ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             176,517         57,725           66,298               0               0
Beginning units                                        1,687            836                1               0               0
                                                 ---------------------------------------------------------------------------
Ending units                                         178,204         58,561           66,299               0               0
                                                 ===========================================================================
Contracts With Total Expenses of 1.52% (G):
                Units sold                           315,947         66,039          197,845               0               0
                Units redeemed                      (257,755)       (30,627)        (197,296)              0               0
                Units transferred                  4,816,359        553,720        4,298,540               0               0
                                                 ---------------------------------------------------------------------------
Increase (decrease) in units outstanding           4,874,551        589,132        4,299,089               0               0
Beginning units                                      664,336        125,556          242,732               0               0
                                                 ---------------------------------------------------------------------------
Ending units                                       5,538,887        714,688        4,541,821               0               0
                                                 ===========================================================================
Contracts With Total Expenses of 1.52% (H):
                Units sold                            15,115          1,575           14,815               0               0
                Units redeemed                             0              0                0               0               0
                Units transferred                        119            136              281               0               0
                                                 ---------------------------------------------------------------------------
Increase (decrease) in units outstanding              15,234          1,711           15,096               0               0
Beginning units                                            0              0                0               0               0
                                                 ---------------------------------------------------------------------------
Ending units                                          15,234          1,711           15,096               0               0
                                                 ===========================================================================
Contracts With Total Expenses of 1.55% (D):
                Units sold                                 0              0                0         229,976           6,538
                Units redeemed                             0              0                0         (88,050)         (3,861)
                Units transferred                          0              0                0       1,195,770         177,355
                                                 ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0                0       1,337,696         180,032
Beginning units                                            0              0                0         175,176          20,605
                                                 ---------------------------------------------------------------------------
Ending units                                               0              0                0       1,512,872         200,637
                                                 ===========================================================================
Contracts With Total Expenses of 1.55% (E):
                Units sold                            47,476              0                0               0               0
                Units redeemed                        (1,675)             0                0               0               0
                Units transferred                         83              0                0               0               0
                                                 ---------------------------------------------------------------------------
Increase (decrease) in units outstanding              45,884              0                0               0               0
Beginning units                                          917              0                0               0               0
                                                 ---------------------------------------------------------------------------
Ending units                                          46,801              0                0               0               0
                                                 ===========================================================================

                                                 Conservative                      Flexible
                                                    Growth       Equity Income      Income       Growth & Income    Growth
                                                   Portfolio         Fund          Portfolio          Fund           Fund
                                                   (Class A)       (Class A)       (Class A)        (Class A)      (Class A)
                                                 --------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
                Units sold                                 0               0               0             0               0
                Units redeemed                             0               0               0             0               0
                Units transferred                          0               0               0             0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0             0               0
Beginning units                                            0               0               0             0               0
                                                 -------------------------------------------------------------------------
Ending units                                               0               0               0             0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.40%:
                Units sold                           297,086         226,501         118,799        58,459          21,389
                Units redeemed                      (100,970)        (47,934)        (73,834)      (11,244)         (7,527)
                Units transferred                  1,160,793         780,163         911,286       226,923          77,919
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding           1,356,909         958,730         956,251       274,138          91,781
Beginning units                                      217,903         109,250         186,817        83,275          27,301
                                                 -------------------------------------------------------------------------
Ending units                                       1,574,812       1,067,980       1,143,068       357,413         119,082
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (A):
                Units sold                           276,686               0               0             0               0
                Units redeemed                       (38,923)              0               0             0               0
                Units transferred                    534,573               0               0             0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding             772,336               0               0             0               0
Beginning units                                      107,894               0               0             0               0
                                                 -------------------------------------------------------------------------
Ending units                                         880,230               0               0             0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (B):
                Units sold                                 0               0               0             0               0
                Units redeemed                             0               0               0             0               0
                Units transferred                          0               0               0             0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0             0               0
Beginning units                                            0               0               0             0               0
                                                 -------------------------------------------------------------------------
Ending units                                               0               0               0             0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (C):
                Units sold                                 0               0               0             0               0
                Units redeemed                             0               0               0             0               0
                Units transferred                          0               0               0             0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0             0               0
Beginning units                                            0               0               0             0               0
                                                 -------------------------------------------------------------------------
Ending units                                               0               0               0             0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (G):
                Units sold                                 0               0               0             0               0
                Units redeemed                             0               0               0             0               0
                Units transferred                          0               0               0             0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0             0               0
Beginning units                                            0               0               0             0               0
                                                 -------------------------------------------------------------------------
Ending units                                               0               0               0             0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (H):
                Units sold                                 0               0               0             0               0
                Units redeemed                             0               0               0             0               0
                Units transferred                          0               0               0             0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0             0               0
Beginning units                                            0               0               0             0               0
                                                 -------------------------------------------------------------------------
Ending units                                               0               0               0             0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.55% (D):
                Units sold                           110,837          37,788          68,457        19,253          11,467
                Units redeemed                       (29,769)         (4,029)        (12,984)       (4,656)         (1,019)
                Units transferred                    753,650         155,631         335,549       137,497          21,292
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding             834,718         189,390         391,022       152,094          31,740
Beginning units                                      145,248          28,531          55,098        26,016           8,675
                                                 -------------------------------------------------------------------------
Ending units                                         979,966         217,921         446,120       178,110          40,415
                                                 =========================================================================
Contracts With Total Expenses of 1.55% (E):
                Units sold                                 0               0               0             0               0
                Units redeemed                             0               0               0             0               0
                Units transferred                          0               0               0             0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0             0               0
Beginning units                                            0               0               0             0               0
                                                 -------------------------------------------------------------------------
Ending units                                               0               0               0             0               0
                                                 =========================================================================

                                                  West Coast                     International
                                                    Equity          Income          Growth       Mid Cap Stock
                                                     Fund            Fund            Fund            Fund
                                                   (Class A)      (Class A)       (Class A)        (Class A)
                                                 -------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
                Units sold                                0               0              0                0
                Units redeemed                            0               0              0                0
                Units transferred                         0               0              0                0
                                                 ----------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0                0
Beginning units                                           0               0              0                0
                                                 ----------------------------------------------------------
Ending units                                              0               0              0                0
                                                 ==========================================================
Contracts With Total Expenses of 1.40%:
                Units sold                          158,545          43,539          7,461           42,087
                Units redeemed                      (16,150)        (10,119)            (2)          (9,894)
                Units transferred                   293,807         402,940          2,156           83,035
                                                 ----------------------------------------------------------
Increase (decrease) in units outstanding            436,202         436,360          9,615          115,228
Beginning units                                      29,204          72,090            909           27,209
                                                 ----------------------------------------------------------
Ending units                                        465,406         508,450         10,524          142,437
                                                 ==========================================================
Contracts With Total Expenses of 1.52% (A):
                Units sold                                0               0              0                0
                Units redeemed                            0               0              0                0
                Units transferred                         0               0              0                0
                                                 ----------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0                0
Beginning units                                           0               0              0                0
                                                 ----------------------------------------------------------
Ending units                                              0               0              0                0
                                                 ==========================================================
Contracts With Total Expenses of 1.52% (B):
                Units sold                                0               0              0                0
                Units redeemed                            0               0              0                0
                Units transferred                         0               0              0                0
                                                 ----------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0                0
Beginning units                                           0               0              0                0
                                                 ----------------------------------------------------------
Ending units                                              0               0              0                0
                                                 ==========================================================
Contracts With Total Expenses of 1.52% (C):
                Units sold                                0               0              0                0
                Units redeemed                            0               0              0                0
                Units transferred                         0               0              0                0
                                                 ----------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0                0
Beginning units                                           0               0              0                0
                                                 ----------------------------------------------------------
Ending units                                              0               0              0                0
                                                 ==========================================================
Contracts With Total Expenses of 1.52% (G):
                Units sold                                0               0              0                0
                Units redeemed                            0               0              0                0
                Units transferred                         0               0              0                0
                                                 ----------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0                0
Beginning units                                           0               0              0                0
                                                 ----------------------------------------------------------
Ending units                                              0               0              0                0
                                                 ==========================================================
Contracts With Total Expenses of 1.52% (H):
                Units sold                                0               0              0                0
                Units redeemed                            0               0              0                0
                Units transferred                         0               0              0                0
                                                 ----------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0                0
Beginning units                                           0               0              0                0
                                                 ----------------------------------------------------------
Ending units                                              0               0              0                0
                                                 ==========================================================
Contracts With Total Expenses of 1.55% (D):
                Units sold                           15,058          28,598              0            3,868
                Units redeemed                       (2,226)         (4,062)          (350)          (2,757)
                Units transferred                    72,732          86,268          1,840           30,117
                                                 ----------------------------------------------------------
Increase (decrease) in units outstanding             85,564         110,804          1,490           31,228
Beginning units                                      24,678          13,828          4,390            9,532
                                                 ----------------------------------------------------------
Ending units                                        110,242         124,632          5,880           40,760
                                                 ==========================================================
Contracts With Total Expenses of 1.55% (E):
                Units sold                                0               0              0                0
                Units redeemed                            0               0              0                0
                Units transferred                         0               0              0                0
                                                 ----------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0                0
Beginning units                                           0               0              0                0
                                                 ----------------------------------------------------------
Ending units                                              0               0              0                0
                                                 ==========================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(3) For the period from November 11, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2002.

                                             Small & Mid     SunAmerica                     Telecom       Worldwide
                                              Cap Value       Balanced      Technology      Utility      High Income     Comstock
                                              Portfolio       Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3)(1)   (Class 3)(1)   (Class3)(1)    (Class 3)(3)   (Class 3)(3)    (Class II)
                                             --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                         0              0             0            0              0            8,505
   Units redeemed                                     0              0             0            0              0              (40)
   Units transferred                                  0              0             0            0              0           13,808
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0             0            0              0           22,273
Beginning units                                       0              0             0            0              0              663
                                             --------------------------------------------------------------------------------------
Ending units                                          0              0             0            0              0           22,936
                                             ======================================================================================
Contracts With Total Expenses of 1.72%:
   Units sold                                    34,862          1,125         3,322           12              7          186,649
   Units redeemed                                   (83)           (20)           (3)           0              0          (13,230)
   Units transferred                                600          1,042        (1,964)           0              0           75,616
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding         35,379          2,147         1,355           12              7          249,035
Beginning units                                       0              0             0            0              0            1,819
                                             --------------------------------------------------------------------------------------
Ending units                                     35,379          2,147         1,355           12              7          250,854
                                             ======================================================================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                     8,295         12,449        20,700            0              0          182,074
   Units redeemed                                     0             (7)            0            0              0           (5,812)
   Units transferred                              2,059            (40)            0            0              0          231,651
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding         10,354         12,402        20,700            0              0          407,913
Beginning units                                       0              0             0            0              0           35,605
                                             --------------------------------------------------------------------------------------
Ending units                                     10,354         12,402        20,700            0              0          443,518
                                             ======================================================================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                         0              0             0            0              0                0
   Units redeemed                                     0              0             0            0              0                0
   Units transferred                                  0              0             0            0              0                0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0             0            0              0                0
Beginning units                                       0              0             0            0              0                0
                                             --------------------------------------------------------------------------------------
Ending units                                          0              0             0            0              0                0
                                             ======================================================================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                         0              0             0            0              0           28,195
   Units redeemed                                     0              0             0            0              0          (25,752)
   Units transferred                                  0              0             0            0              0          148,955
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0             0            0              0          151,398
Beginning units                                       0              0             0            0              0           10,966
                                             --------------------------------------------------------------------------------------
Ending units                                          0              0             0            0              0          162,364
                                             ======================================================================================
Contracts With Total Expenses of 1.80%:
   Units sold                                         0              0             0            0              0                0
   Units redeemed                                     0              0             0            0              0                0
   Units transferred                                  0              0             0            0              0                0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0             0            0              0                0
Beginning units                                       0              0             0            0              0                0
                                             --------------------------------------------------------------------------------------
Ending units                                          0              0             0            0              0                0
                                             ======================================================================================
Contracts With Total Expenses of 1.95%:
   Units sold                                         0              0             0            0              0           25,091
   Units redeemed                                     0              0             0            0              0               (3)
   Units transferred                                  0              0             0            0              0           56,914
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0             0            0              0           82,002
Beginning units                                       0              0             0            0              0            6,737
                                             --------------------------------------------------------------------------------------
Ending units                                          0              0             0            0              0           88,739
                                             ======================================================================================
Contracts With Total Expenses of 1.97%:
   Units sold                                    11,431            904         4,246           12              7           93,375
   Units redeemed                                     0              0             0            0              0           (6,943)
   Units transferred                               (135)             0             0            0              0           16,840
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding         11,296            904         4,246           12              7          103,272
Beginning units                                       0              0             0            0              0                1
                                             --------------------------------------------------------------------------------------
Ending units                                     11,296            904         4,246           12              7          103,273
                                             ======================================================================================

                                                Emerging     Growth and                Conservative   Conservative
                                                 Growth        Income      Balanced      Balanced        Growth       Equity Incom
                                                Portfolio    Portfolio     Portfolio    Portfolio       Portfolio         Fund
                                               (Class II)    (Class II)    (Class A)     (Class A)      (Class A)      (Class A)
                                              -------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                           0            0             0            0               0               0
   Units redeemed                                       0            0             0            0               0               0
   Units transferred                                    0            0             0            0               0               0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0             0            0               0               0
Beginning units                                         0            0             0            0               0               0
                                              -------------------------------------------------------------------------------------
Ending units                                            0            0             0            0               0               0
                                              =====================================================================================
Contracts With Total Expenses of 1.72%:
   Units sold                                      78,976      148,274             0            0               0               0
   Units redeemed                                  (6,115)      (2,244)            0            0               0               0
   Units transferred                               28,220       42,299             0            0               0               0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          101,081      188,329             0            0               0               0
Beginning units                                       132          271             0            0               0               0
                                              -------------------------------------------------------------------------------------
Ending units                                      101,213      188,600             0            0               0               0
                                              =====================================================================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                      69,746      109,734       133,069            0          67,288               0
   Units redeemed                                  (2,136)     (17,532)      (53,175)           0         (22,997)              0
   Units transferred                               47,856      117,459       109,724            0          65,469               0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          115,466      209,661       189,618            0         109,760               0
Beginning units                                     5,379        8,176        27,799            0          42,760               0
                                              -------------------------------------------------------------------------------------
Ending units                                      120,845      217,837       217,417            0         152,520               0
                                              =====================================================================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                           0            0             0            0               0               0
   Units redeemed                                       0            0             0            0               0               0
   Units transferred                                    0            0             0            0               0               0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0             0            0               0               0
Beginning units                                         0            0             0            0               0               0
                                              -------------------------------------------------------------------------------------
Ending units                                            0            0             0            0               0               0
                                              =====================================================================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                      11,052       21,313             0            0               0               0
   Units redeemed                                  (1,080)      (1,418)            0            0               0               0
   Units transferred                               32,291       80,790             0            0               0               0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           42,263      100,685             0            0               0               0
Beginning units                                     1,065        6,733             0            0               0               0
                                              -------------------------------------------------------------------------------------
Ending units                                       43,328      107,418             0            0               0               0
                                              =====================================================================================
Contracts With Total Expenses of 1.80%:
   Units sold                                           0            0       383,707        1,689         166,988          51,257
   Units redeemed                                       0            0      (201,553)      (7,378)        (30,606)        (13,683)
   Units transferred                                    0            0     1,359,707      194,468         754,438         284,618
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0     1,541,861      188,779         890,820         322,192
Beginning units                                         0            0       425,063       23,679         180,433          58,313
                                              -------------------------------------------------------------------------------------
Ending units                                            0            0     1,966,924      212,458       1,071,253         380,505
                                              =====================================================================================
Contracts With Total Expenses of 1.95%:
   Units sold                                           0            0             0            0               0               0
   Units redeemed                                       0            0             0            0               0               0
   Units transferred                                    0            0             0            0               0               0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0             0            0               0               0
Beginning units                                         0            0             0            0               0               0
                                              -------------------------------------------------------------------------------------
Ending units                                            0            0             0            0               0               0
                                              =====================================================================================
Contracts With Total Expenses of 1.97%:
   Units sold                                      14,098       32,268             0            0               0               0
   Units redeemed                                    (208)        (221)            0            0               0               0
   Units transferred                                7,130       14,302             0            0               0               0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           21,020       46,349             0            0               0               0
Beginning units                                         1            1             0            0               0               0
                                              =====================================================================================
Ending units                                       21,021       46,350             0            0               0               0
                                              =====================================================================================

                                                                                                      West Coast
                                                 Flexible Income   Growth & Income         Growth      Equity     Income
                                                    Portfolio            Fund               Fund        Fund       Fund
                                                    (Class A)          (Class A)          (Class A)  (Class A)   (Class A)
                                                 ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                              0                  0                  0          0          0
   Units redeemed                                          0                  0                  0          0          0
   Units transferred                                       0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0                  0                  0          0          0
Beginning units                                            0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Ending units                                               0                  0                  0          0          0
                                                 ============================================================================
Contracts With Total Expenses of 1.72%:
   Units sold                                              0                  0                  0          0          0
   Units redeemed                                          0                  0                  0          0          0
   Units transferred                                       0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0                  0                  0          0          0
Beginning units                                            0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Ending units                                               0                  0                  0          0          0
                                                 ============================================================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                              0                  0                  0          0          0
   Units redeemed                                          0                  0                  0          0          0
   Units transferred                                       0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0                  0                  0          0          0
Beginning units                                            0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Ending units                                               0                  0                  0          0          0
                                                 ============================================================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                              0                  0                  0          0          0
   Units redeemed                                          0                  0                  0          0          0
   Units transferred                                       0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0                  0                  0          0          0
Beginning units                                            0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Ending units                                               0                  0                  0          0          0
                                                 ============================================================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                              0                  0                  0          0          0
   Units redeemed                                          0                  0                  0          0          0
   Units transferred                                       0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0                  0                  0          0          0
Beginning units                                            0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Ending units                                               0                  0                  0          0          0
                                                 ============================================================================
Contracts With Total Expenses of 1.80%:
   Units sold                                         60,798             15,181             10,360     18,127      8,534
   Units redeemed                                   (117,167)           (13,811)            (2,116)    (6,341)    (1,559)
   Units transferred                                 429,214            130,159             24,388    129,562    171,031
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             372,845            131,529             32,632    141,348    178,006
Beginning units                                      121,877             57,082              5,665     36,362     46,356
                                                 ----------------------------------------------------------------------------
Ending units                                         494,722            188,611             38,297    177,710    224,362
                                                 ============================================================================
Contracts With Total Expenses of 1.95%:
   Units sold                                              0                  0                  0          0          0
   Units redeemed                                          0                  0                  0          0          0
   Units transferred                                       0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0                  0                  0          0          0
Beginning units                                            0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Ending units                                               0                  0                  0          0          0
                                                 ============================================================================
Contracts With Total Expenses of 1.97%:
   Units sold                                              0                  0                  0          0          0
   Units redeemed                                          0                  0                  0          0          0
   Units transferred                                       0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0                  0                  0          0          0
Beginning units                                            0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Ending units                                               0                  0                  0          0          0
                                                 ============================================================================

                                                  International
                                                    Growth       Mid Cap Stock
                                                     Fund            Fund
                                                  (Class A)       (Class A)
                                                 -----------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                           0                0
   Units redeemed                                       0                0
   Units transferred                                    0                0
                                                 -------------------------
Increase (decrease) in units outstanding                0                0
Beginning units                                         0                0
                                                 -------------------------
Ending units                                            0                0
                                                 =========================
Contracts With Total Expenses of 1.72%:
   Units sold                                           0                0
   Units redeemed                                       0                0
   Units transferred                                    0                0
                                                 -------------------------
Increase (decrease) in units outstanding                0                0
Beginning units                                         0                0
                                                 -------------------------
Ending units                                            0                0
                                                 =========================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                           0                0
   Units redeemed                                       0                0
   Units transferred                                    0                0
                                                 -------------------------
Increase (decrease) in units outstanding                0                0
Beginning units                                         0                0
                                                 -------------------------
Ending units                                            0                0
                                                 =========================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                           0                0
   Units redeemed                                       0                0
   Units transferred                                    0                0
                                                 -------------------------
Increase (decrease) in units outstanding                0                0
Beginning units                                         0                0
                                                 -------------------------
Ending units                                            0                0
                                                 =========================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                           0                0
   Units redeemed                                       0                0
   Units transferred                                    0                0
                                                 -------------------------
Increase (decrease) in units outstanding                0                0
Beginning units                                         0                0
                                                 -------------------------
Ending units                                            0                0
                                                 =========================
Contracts With Total Expenses of 1.80%:
   Units sold                                         516            5,619
   Units redeemed                                     (99)          (5,356
   Units transferred                                8,481           56,434
                                                 -------------------------
Increase (decrease) in units outstanding            8,898           56,697
Beginning units                                       175           22,411
                                                 -------------------------
Ending units                                        9,073           79,108
                                                 =========================
Contracts With Total Expenses of 1.95%:
   Units sold                                           0                0
   Units redeemed                                       0                0
   Units transferred                                    0                0
                                                 -------------------------
Increase (decrease) in units outstanding                0                0
Beginning units                                         0                0
                                                 -------------------------
Ending units                                            0                0
                                                 =========================
Contracts With Total Expenses of 1.97%:
   Units sold                                           0                0
   Units redeemed                                       0                0
   Units transferred                                    0                0
                                                 -------------------------
Increase (decrease) in units outstanding                0                0
Beginning units                                         0                0
                                                 -------------------------
Ending units                                            0                0
                                                 =========================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor product.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(3) For the period from November 11, 2002 (inception) to December 31, 2002.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

    For the year ended December 31, 2002.

                                                               Short Term                     Strategic         U.S.
                                                Money Market     Income     Small Cap Stock     Growth       Government
                                                    Fund          Fund           Fund         Portfolio   Securities Fund
                                                  (Class A)     (Class A)      (Class A)      (Class A)     (Class A)
                                                -------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0             0              0                0               0
     Units redeemed                                     0             0              0                0               0
     Units transferred                                  0             0              0                0               0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              0                0               0
Beginning units                                         0             0              0                0               0
                                                -----------------------------------------------------------------------
Ending units                                            0             0              0                0               0
                                                =======================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                    47,925        30,671         25,511          112,827         128,244
     Units redeemed                               (34,224)       (3,557)        (3,300)          (7,292)        (95,972)
     Units transferred                            509,163       138,786         48,755          145,720       1,272,369
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding          522,864       165,900         70,966          251,255       1,304,641
Beginning units                                    46,507         4,605         14,716           43,009         123,734
                                                -----------------------------------------------------------------------
Ending units                                      569,371       170,505         85,682          294,264       1,428,375
                                                =======================================================================
Contracts With Total Expenses of 1.52% (A):
     Units sold                                         0             0              0           86,824               0
     Units redeemed                                     0             0              0           (4,230)              0
     Units transferred                                  0             0              0          117,811               0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              0          200,405               0
Beginning units                                         0             0              0           18,868               0
                                                -----------------------------------------------------------------------
Ending units                                            0             0              0          219,273               0
                                                =======================================================================
Contracts With Total Expenses of 1.52% (B):
     Units sold                                         0             0              0                0               0
     Units redeemed                                     0             0              0                0               0
     Units transferred                                  0             0              0                0               0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              0                0               0
Beginning units                                         0             0              0                0               0
                                                -----------------------------------------------------------------------
Ending units                                            0             0              0                0               0
                                                =======================================================================
Contracts With Total Expenses of 1.52% (C):
     Units sold                                         0             0              0                0               0
     Units redeemed                                     0             0              0                0               0
     Units transferred                                  0             0              0                0               0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              0                0               0
Beginning units                                         0             0              0                0               0
                                                -----------------------------------------------------------------------
Ending units                                            0             0              0                0               0
                                                =======================================================================
Contracts With Total Expenses of 1.52% (G):
     Units sold                                         0             0              0                0               0
     Units redeemed                                     0             0              0                0               0
     Units transferred                                  0             0              0                0               0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              0                0               0
Beginning units                                         0             0              0                0               0
                                                -----------------------------------------------------------------------
Ending units                                            0             0              0                0               0
                                                =======================================================================
Contracts With Total Expenses of 1.52% (H):
     Units sold                                         0             0              0                0               0
     Units redeemed                                     0             0              0                0               0
     Units transferred                                  0             0              0                0               0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              0                0               0
Beginning units                                         0             0              0                0               0
                                                -----------------------------------------------------------------------
Ending units                                            0             0              0                0               0
                                                =======================================================================
Contracts With Total Expenses of 1.55% (D):
     Units sold                                       520        11,951              0           29,060          62,019
     Units redeemed                               (30,136)      (20,757)           (59)          (2,491)        (35,513)
     Units transferred                            113,354        38,498          5,546          117,466         235,297
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding           83,738        29,692          5,487          144,035         261,803
Beginning units                                    21,347         4,057            755           12,378          82,155
                                                -----------------------------------------------------------------------
Ending units                                      105,085        33,749          6,242          156,413         343,958
                                                =======================================================================
Contracts With Total Expenses of 1.55% (E):
     Units sold                                         0             0              0                0               0
     Units redeemed                                     0             0              0                0               0
     Units transferred                                  0             0              0                0               0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              0                0               0
Beginning units                                         0             0              0                0               0
                                                -----------------------------------------------------------------------
Ending units                                            0             0              0                0               0
                                                =======================================================================

                                                             Conservative   Conservative
                                                 Balanced      Balanced        Growth      Equity Income   Flexible Income
                                                 Portfolio    Portfolio       Portfolio        Fund           Portfolio
                                                 (Class B)    (Class B)       (Class B)      (Class B)        (Class B)
                                                --------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0            0              0               0                 0
     Units redeemed                                     0            0              0               0                 0
     Units transferred                                  0            0              0               0                 0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0              0               0                 0
Beginning units                                         0            0              0               0                 0
                                                -----------------------------------------------------------------------
Ending units                                            0            0              0               0                 0
                                                =======================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                         0            0              0               0                 0
     Units redeemed                                     0            0              0               0                 0
     Units transferred                                  0            0              0               0                 0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0              0               0                 0
Beginning units                                         0            0              0               0                 0
                                                -----------------------------------------------------------------------
Ending units                                            0            0              0               0                 0
                                                =======================================================================
Contracts With Total Expenses of 1.52% (A):
     Units sold                                    94,804            0         22,989               0                 0
     Units redeemed                                   (47)           0              0               0                 0
     Units transferred                              1,554            0          3,106               0                 0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding           96,311            0         26,095               0                 0
Beginning units                                         0            0              0               0                 0
                                                -----------------------------------------------------------------------
Ending units                                       96,311            0         26,095               0                 0
                                                =======================================================================
Contracts With Total Expenses of 1.52% (B):
     Units sold                                         0            0              0               0                 0
     Units redeemed                                     0            0              0               0                 0
     Units transferred                                  0            0              0               0                 0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0              0               0                 0
Beginning units                                         0            0              0               0                 0
                                                -----------------------------------------------------------------------
Ending units                                            0            0              0               0                 0
                                                =======================================================================
Contracts With Total Expenses of 1.52% (C):
     Units sold                                         0            0              0               0                 0
     Units redeemed                                     0            0              0               0                 0
     Units transferred                                  0            0              0               0                 0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0              0               0                 0
Beginning units                                         0            0              0               0                 0
                                                -----------------------------------------------------------------------
Ending units                                            0            0              0               0                 0
                                                =======================================================================
Contracts With Total Expenses of 1.52% (G):
     Units sold                                         0            0              0               0                 0
     Units redeemed                                     0            0              0               0                 0
     Units transferred                                  0            0              0               0                 0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0              0               0                 0
Beginning units                                         0            0              0               0                 0
                                                -----------------------------------------------------------------------
Ending units                                            0            0              0               0                 0
                                                =======================================================================
Contracts With Total Expenses of 1.52% (H):
     Units sold                                         0            0              0               0                 0
     Units redeemed                                     0            0              0               0                 0
     Units transferred                                  0            0              0               0                 0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0              0               0                 0
Beginning units                                         0            0              0               0                 0
                                                -----------------------------------------------------------------------
Ending units                                            0            0              0               0                 0
                                                =======================================================================
Contracts With Total Expenses of 1.55% (D):
     Units sold                                         0            0              0               0                 0
     Units redeemed                                     0            0              0               0                 0
     Units transferred                                  0            0              0               0                 0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0              0               0                 0
Beginning units                                         0            0              0               0                 0
                                                -----------------------------------------------------------------------
Ending units                                            0            0              0               0                 0
                                                =======================================================================
Contracts With Total Expenses of 1.55% (E):
     Units sold                                   574,685       38,732        297,033         201,040            58,375
     Units redeemed                               (82,490)      (6,497)       (31,624)        (20,096)          (38,564)
     Units transferred                          1,646,569      150,874        635,984         431,066         1,072,641
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding        2,138,764      183,109        901,393         612,010         1,092,452
Beginning units                                    93,859       36,105         57,379          40,294            23,092
                                                -----------------------------------------------------------------------
Ending units                                    2,232,623      219,214        958,772         652,304         1,115,544
                                                =======================================================================

                                                                              West Coast               International
                                                Growth & Income    Growth       Equity       Income        Growth
                                                     Fund           Fund         Fund         Fund          Fund
                                                  (Class B)       (Class B)   (Class B)    (Class B)      (Class B)
                                                --------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                           0             0            0            0            0
     Units redeemed                                       0             0            0            0            0
     Units transferred                                    0             0            0            0            0
                                                ----------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0            0            0
Beginning units                                           0             0            0            0            0
                                                ----------------------------------------------------------------
Ending units                                              0             0            0            0            0
                                                ================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                           0             0            0            0            0
     Units redeemed                                       0             0            0            0            0
     Units transferred                                    0             0            0            0            0
                                                ----------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0            0            0
Beginning units                                           0             0            0            0            0
                                                ----------------------------------------------------------------
Ending units                                              0             0            0            0            0
                                                ================================================================
Contracts With Total Expenses of 1.52% (A):
     Units sold                                           0             0            0            0            0
     Units redeemed                                       0             0            0            0            0
     Units transferred                                    0             0            0            0            0
                                                ----------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0            0            0
Beginning units                                           0             0            0            0            0
                                                ----------------------------------------------------------------
Ending units                                              0             0            0            0            0
                                                ================================================================
Contracts With Total Expenses of 1.52% (B):
     Units sold                                           0             0            0            0            0
     Units redeemed                                       0             0            0            0            0
     Units transferred                                    0             0            0            0            0
                                                ----------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0            0            0
Beginning units                                           0             0            0            0            0
                                                ----------------------------------------------------------------
Ending units                                              0             0            0            0            0
                                                ================================================================
Contracts With Total Expenses of 1.52% (C):
     Units sold                                           0             0            0            0            0
     Units redeemed                                       0             0            0            0            0
     Units transferred                                    0             0            0            0            0
                                                ----------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0            0            0
Beginning units                                           0             0            0            0            0
                                                ----------------------------------------------------------------
Ending units                                              0             0            0            0            0
                                                ================================================================
Contracts With Total Expenses of 1.52% (G):
     Units sold                                           0             0            0            0            0
     Units redeemed                                       0             0            0            0            0
     Units transferred                                    0             0            0            0            0
                                                ----------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0            0            0
Beginning units                                           0             0            0            0            0
                                                ----------------------------------------------------------------
Ending units                                              0             0            0            0            0
                                                ================================================================
Contracts With Total Expenses of 1.52% (H):
     Units sold                                           0             0            0            0            0
     Units redeemed                                       0             0            0            0            0
     Units transferred                                    0             0            0            0            0
                                                ----------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0            0            0
Beginning units                                           0             0            0            0            0
                                                ----------------------------------------------------------------
Ending units                                              0             0            0            0            0
                                                ================================================================
Contracts With Total Expenses of 1.55% (D):
     Units sold                                           0             0            0            0            0
     Units redeemed                                       0             0            0            0            0
     Units transferred                                    0             0            0            0            0
                                                ----------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0            0            0
Beginning units                                           0             0            0            0            0
                                                ----------------------------------------------------------------
Ending units                                              0             0            0            0            0
                                                ================================================================
Contracts With Total Expenses of 1.55% (E):
     Units sold                                      18,552        10,920       78,053      108,754        6,483
     Units redeemed                                 (10,551)       (4,933)      (3,723)     (30,261)           0
     Units transferred                              138,421        54,728      138,832      782,890        9,041
                                                ----------------------------------------------------------------
Increase (decrease) in units outstanding            146,422        60,715      213,162      861,383       15,524
Beginning units                                       4,551         3,394        4,021       16,374            2
                                                ----------------------------------------------------------------
Ending units                                        150,973        64,109      217,183      877,757       15,526
                                                ================================================================

                                                                               Short Term   Small Cap
                                                Mid Cap Stock   Money Market     Income       Stock
                                                    Fund           Fund           Fund        Fund
                                                 (Class B)       (Class B)      (Class B)   (Class B)
                                                -----------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0               0             0           0
     Units redeemed                                     0               0             0           0
     Units transferred                                  0               0             0           0
                                                ---------------------------------------------------
Increase (decrease) in units outstanding                0               0             0           0
Beginning units                                         0               0             0           0
                                                ---------------------------------------------------
Ending units                                            0               0             0           0
                                                ===================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                         0               0             0           0
     Units redeemed                                     0               0             0           0
     Units transferred                                  0               0             0           0
                                                ---------------------------------------------------
Increase (decrease) in units outstanding                0               0             0           0
Beginning units                                         0               0             0           0
                                                ---------------------------------------------------
Ending units                                            0               0             0           0
                                                ===================================================
Contracts With Total Expenses of 1.52% (A):
     Units sold                                         0               0             0           0
     Units redeemed                                     0               0             0           0
     Units transferred                                  0               0             0           0
                                                ---------------------------------------------------
Increase (decrease) in units outstanding                0               0             0           0
Beginning units                                         0               0             0           0
                                                ---------------------------------------------------
Ending units                                            0               0             0           0
                                                ===================================================
Contracts With Total Expenses of 1.52% (B):
     Units sold                                         0               0             0           0
     Units redeemed                                     0               0             0           0
     Units transferred                                  0               0             0           0
                                                ---------------------------------------------------
Increase (decrease) in units outstanding                0               0             0           0
Beginning units                                         0               0             0           0
                                                ---------------------------------------------------
Ending units                                            0               0             0           0
                                                ===================================================
Contracts With Total Expenses of 1.52% (C):
     Units sold                                         0               0             0           0
     Units redeemed                                     0               0             0           0
     Units transferred                                  0               0             0           0
                                                ---------------------------------------------------
Increase (decrease) in units outstanding                0               0             0           0
Beginning units                                         0               0             0           0
                                                ---------------------------------------------------
Ending units                                            0               0             0           0
                                                ===================================================
Contracts With Total Expenses of 1.52% (G):
     Units sold                                         0               0             0           0
     Units redeemed                                     0               0             0           0
     Units transferred                                  0               0             0           0
                                                ---------------------------------------------------
Increase (decrease) in units outstanding                0               0             0           0
Beginning units                                         0               0             0           0
                                                ---------------------------------------------------
Ending units                                            0               0             0           0
                                                ===================================================
Contracts With Total Expenses of 1.52% (H):
     Units sold                                         0               0             0           0
     Units redeemed                                     0               0             0           0
     Units transferred                                  0               0             0           0
                                                ---------------------------------------------------
Increase (decrease) in units outstanding                0               0             0           0
Beginning units                                         0               0             0           0
                                                ---------------------------------------------------
Ending units                                            0               0             0           0
                                                ===================================================
Contracts With Total Expenses of 1.55% (D):
     Units sold                                         0               0             0           0
     Units redeemed                                     0               0             0           0
     Units transferred                                  0               0             0           0
                                                ---------------------------------------------------
Increase (decrease) in units outstanding                0               0             0           0
Beginning units                                         0               0             0           0
                                                ---------------------------------------------------
Ending units                                            0               0             0           0
                                                ===================================================
Contracts With Total Expenses of 1.55% (E):
     Units sold                                    10,516          15,404        57,393       8,595
     Units redeemed                                (2,080)        (46,740)       (2,602)     (2,325)
     Units transferred                             51,846         621,633       106,686      22,416
                                                ---------------------------------------------------
Increase (decrease) in units outstanding           60,282         590,297       161,477      28,686
Beginning units                                     4,582          21,359         2,421       3,287
                                                ---------------------------------------------------
Ending units                                       64,864         611,656       163,898      31,973
                                                ===================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING(continued)

    For the year ended December 31, 2002.

                                                            Short Term                   Strategic
                                              Money Market    Income    Small Cap Stock   Growth    U.S. Government  Balanced
                                                  Fund      Portfolio      Portfolio     Portfolio  Securities Fund  Portfolio
                                                (Class A)   (Class A)      (Class A)     (Class A)     (Class A)     (Class B)
                                              --------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                        0            0              0             0             0        267,107
    Units redeemed                                    0            0              0             0             0        (18,627)
    Units transferred                                 0            0              0             0             0      1,240,136
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0             0             0      1,488,616
Beginning units                                       0            0              0             0             0         81,902
                                              --------------------------------------------------------------------------------
Ending units                                          0            0              0             0             0      1,570,518
                                              ================================================================================
Contracts With Total Expenses of 1.72%:
    Units sold                                        0            0              0             0             0              0
    Units redeemed                                    0            0              0             0             0              0
    Units transferred                                 0            0              0             0             0              0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0             0             0              0
Beginning units                                       0            0              0             0             0              0
                                              --------------------------------------------------------------------------------
Ending units                                          0            0              0             0             0              0
                                              ================================================================================
Contracts With Total Expenses of 1.77% (F):
    Units sold                                        0            0              0        11,554             0         13,481
    Units redeemed                                    0            0              0        (1,990)            0              0
    Units transferred                                 0            0              0        72,763             0            157
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0        82,327             0         13,638
Beginning units                                       0            0              0        36,506             0              0
                                              --------------------------------------------------------------------------------
Ending units                                          0            0              0       118,833             0         13,638
                                              ================================================================================
Contracts With Total Expenses of 1.77% (B):
    Units sold                                        0            0              0             0             0              0
    Units redeemed                                    0            0              0             0             0              0
    Units transferred                                 0            0              0             0             0              0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0             0             0              0
Beginning units                                       0            0              0             0             0              0
                                              --------------------------------------------------------------------------------
Ending units                                          0            0              0             0             0              0
                                              ================================================================================
Contracts With Total Expenses of 1.77% (G):
    Units sold                                        0            0              0             0             0              0
    Units redeemed                                    0            0              0             0             0              0
    Units transferred                                 0            0              0             0             0              0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0             0             0              0
Beginning units                                       0            0              0             0             0              0
                                              --------------------------------------------------------------------------------
Ending units                                          0            0              0             0             0              0
                                              ================================================================================
Contracts With Total Expenses of 1.80%:
    Units sold                                   11,000          440          3,917        37,574        49,352              0
    Units redeemed                               (5,281)      (2,852)        (1,423)       (1,603)      (21,710)             0
    Units transferred                            32,919      116,140         26,926        65,649       344,705              0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding         38,638      113,728         29,420       101,620       372,347              0
Beginning units                                  10,619       11,940          3,471        27,642        74,564              0
                                              --------------------------------------------------------------------------------
Ending units                                     49,257      125,668         32,891       129,262       446,911              0
                                              ================================================================================
Contracts With Total Expenses of 1.95%:
    Units sold                                        0            0              0             0             0        235,544
    Units redeemed                                    0            0              0             0             0        (77,298)
    Units transferred                                 0            0              0             0             0        356,731
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0             0             0        514,977
Beginning units                                       0            0              0             0             0         16,660
                                              --------------------------------------------------------------------------------
Ending units                                          0            0              0             0             0        531,637
                                              ================================================================================
Contracts With Total Expenses of 1.97%:
    Units sold                                        0            0              0             0             0              0
    Units redeemed                                    0            0              0             0             0              0
    Units transferred                                 0            0              0             0             0              0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0             0             0              0
Beginning units                                       0            0              0             0             0              0
                                              --------------------------------------------------------------------------------
Ending units                                          0            0              0             0             0              0
                                              ================================================================================

                                              Conservative  Conservative
                                                Balanced       Growth     Equity Income  Flexible Income  Growth & Income   Growth
                                               Portfolio     Portfolio         Fund         Portfolio          Fund          Fund
                                               (Class B)     (Class B)      (Class B)       (Class B)        (Class B)     (Class B)
                                              --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                    22,687      150,695          4,138          51,810             418         7,134
    Units redeemed                                (1,602)     (10,900)          (312)           (591)         (2,368)       (1,687)
    Units transferred                            102,576      406,161         66,876          56,674          43,095        37,020
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding         123,661      545,956         70,702         107,893          41,145        42,467
Beginning units                                        2       66,343          3,684           4,220               2           965
                                              ------------------------------------------------------------------------------------
Ending units                                     123,663      612,299         74,386         112,113          41,147        43,432
                                              ====================================================================================
Contracts With Total Expenses of 1.72%:
    Units sold                                         0            0              0               0               0             0
    Units redeemed                                     0            0              0               0               0             0
    Units transferred                                  0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0              0               0               0             0
Beginning units                                        0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Ending units                                           0            0              0               0               0             0
                                              ====================================================================================
Contracts With Total Expenses of 1.77% (F):
    Units sold                                         0        4,569              0               0               0             0
    Units redeemed                                     0            0              0               0               0             0
    Units transferred                                  0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0        4,569              0               0               0             0
Beginning units                                        0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Ending units                                           0        4,569              0               0               0             0
                                              ====================================================================================
Contracts With Total Expenses of 1.77% (B):
    Units sold                                         0            0              0               0               0             0
    Units redeemed                                     0            0              0               0               0             0
    Units transferred                                  0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0              0               0               0             0
Beginning units                                        0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Ending units                                           0            0              0               0               0             0
                                              ====================================================================================
Contracts With Total Expenses of 1.77% (G):
    Units sold                                         0            0              0               0               0             0
    Units redeemed                                     0            0              0               0               0             0
    Units transferred                                  0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0              0               0               0             0
Beginning units                                        0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Ending units                                           0            0              0               0               0             0
                                              ====================================================================================
Contracts With Total Expenses of 1.80%:
    Units sold                                         0            0              0               0               0             0
    Units redeemed                                     0            0              0               0               0             0
    Units transferred                                  0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0              0               0               0             0
Beginning units                                        0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Ending units                                           0            0              0               0               0             0
                                              ====================================================================================
Contracts With Total Expenses of 1.95%:
    Units sold                                     3,722      193,472         66,888          35,450          18,172         9,614
    Units redeemed                                   (73)      (7,998)        (1,418)         (2,362)           (192)         (255)
    Units transferred                             45,600      307,267        185,607         134,546          55,353        11,460
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          49,249      492,741        251,077         167,634          73,333        20,819
Beginning units                                      818       18,040         13,192             536          13,991            41
                                              ------------------------------------------------------------------------------------
Ending units                                      50,067      510,781        264,269         168,170          87,324        20,860
                                              ====================================================================================
Contracts With Total Expenses of 1.97%:
    Units sold                                         0            0              0               0               0             0
    Units redeemed                                     0            0              0               0               0             0
    Units transferred                                  0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0              0               0               0             0
Beginning units                                        0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Ending units                                           0            0              0               0               0             0
                                              ====================================================================================

                                              West Coast             International
                                                Equity      Income      Growth      Mid Cap Stock
                                                 Fund        Fund        Fund           Fund
                                               (Class B)  (Class B)    (Class B)      (Class B)
                                              ---------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                  19,774      17,805       1,305          2,300
    Units redeemed                              (1,837)     (1,449)          0              0
    Units transferred                           27,410     137,458        (296)         6,189
                                              -----------------------------------------------
Increase (decrease) in units outstanding        45,347     153,814       1,009          8,489
Beginning units                                  1,713      18,278           2              2
                                              -----------------------------------------------
Ending units                                    47,060     172,092       1,011          8,491
                                              ===============================================
Contracts With Total Expenses of 1.72%:
    Units sold                                       0           0           0              0
    Units redeemed                                   0           0           0              0
    Units transferred                                0           0           0              0
                                              -----------------------------------------------
Increase (decrease) in units outstanding             0           0           0              0
Beginning units                                      0           0           0              0
                                              -----------------------------------------------
Ending units                                         0           0           0              0
                                              ===============================================
Contracts With Total Expenses of 1.77% (F):
    Units sold                                       0           0           0              0
    Units redeemed                                   0           0           0              0
    Units transferred                                0           0           0              0
                                              -----------------------------------------------
Increase (decrease) in units outstanding             0           0           0              0
Beginning units                                      0           0           0              0
                                              -----------------------------------------------
Ending units                                         0           0           0              0
                                              ===============================================
Contracts With Total Expenses of 1.77% (B):
    Units sold                                       0           0           0              0
    Units redeemed                                   0           0           0              0
    Units transferred                                0           0           0              0
                                              -----------------------------------------------
Increase (decrease) in units outstanding             0           0           0              0
Beginning units                                      0           0           0              0
                                              -----------------------------------------------
Ending units                                         0           0           0              0
                                              ===============================================
Contracts With Total Expenses of 1.77% (G):
    Units sold                                       0           0           0              0
    Units redeemed                                   0           0           0              0
    Units transferred                                0           0           0              0
                                              -----------------------------------------------
Increase (decrease) in units outstanding             0           0           0              0
Beginning units                                      0           0           0              0
                                              -----------------------------------------------
Ending units                                         0           0           0              0
                                              ===============================================
Contracts With Total Expenses of 1.80%:
    Units sold                                       0           0           0              0
    Units redeemed                                   0           0           0              0
    Units transferred                                0           0           0              0
                                              -----------------------------------------------
Increase (decrease) in units outstanding             0           0           0              0
Beginning units                                      0           0           0              0
                                              -----------------------------------------------
Ending units                                         0           0           0              0
                                              ===============================================
Contracts With Total Expenses of 1.95%:
    Units sold                                  27,071      76,726       7,951         19,365
    Units redeemed                              (1,150)     (2,208)       (200)        (1,046)
    Units transferred                           54,417     171,630         435         23,179
                                              -----------------------------------------------
Increase (decrease) in units outstanding        80,338     246,148       8,186         41,498
Beginning units                                    890      28,322           2            940
                                              -----------------------------------------------
Ending units                                    81,228     274,470       8,188         42,438
                                              ===============================================
Contracts With Total Expenses of 1.97%:
    Units sold                                       0           0           0              0
    Units redeemed                                   0           0           0              0
    Units transferred                                0           0           0              0
                                              -----------------------------------------------
Increase (decrease) in units outstanding             0           0           0              0
Beginning units                                      0           0           0              0
                                              -----------------------------------------------
Ending units                                         0           0           0              0
                                              ===============================================

                                                            Short Term
                                              Money Market    Income    Small Cap Stock
                                                 Fund       Portfolio      Portfolio
                                               (Class B)    (Class B)      (Class B)
                                              -----------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                        0        2,280         1,932
    Units redeemed                                 (418)         (29)       (1,203)
    Units transferred                           167,904        1,061        19,263
                                              ------------------------------------
Increase (decrease) in units outstanding        167,486        3,312        19,992
Beginning units                                   6,135          850         1,204
                                              ------------------------------------
Ending units                                    173,621        4,162        21,196
                                              ====================================
Contracts With Total Expenses of 1.72%:
    Units sold                                        0            0             0
    Units redeemed                                    0            0             0
    Units transferred                                 0            0             0
                                              ------------------------------------
Increase (decrease) in units outstanding              0            0             0
Beginning units                                       0            0             0
                                              ------------------------------------
Ending units                                          0            0             0
                                              ====================================
Contracts With Total Expenses of 1.77% (F):
    Units sold                                        0            0             0
    Units redeemed                                    0            0             0
    Units transferred                                 0            0             0
                                              ------------------------------------
Increase (decrease) in units outstanding              0            0             0
Beginning units                                       0            0             0
                                              ------------------------------------
Ending units                                          0            0             0
                                              ====================================
Contracts With Total Expenses of 1.77% (B):
    Units sold                                        0            0             0
    Units redeemed                                    0            0             0
    Units transferred                                 0            0             0
                                              ------------------------------------
Increase (decrease) in units outstanding              0            0             0
Beginning units                                       0            0             0
                                              ------------------------------------
Ending units                                          0            0             0
                                              ====================================
Contracts With Total Expenses of 1.77% (G):
    Units sold                                        0            0             0
    Units redeemed                                    0            0             0
    Units transferred                                 0            0             0
                                              ------------------------------------
Increase (decrease) in units outstanding              0            0             0
Beginning units                                       0            0             0
                                              ------------------------------------
Ending units                                          0            0             0
                                              ====================================
Contracts With Total Expenses of 1.80%:
    Units sold                                        0            0             0
    Units redeemed                                    0            0             0
    Units transferred                                 0            0             0
                                              ------------------------------------
Increase (decrease) in units outstanding              0            0             0
Beginning units                                       0            0             0
                                              ------------------------------------
Ending units                                          0            0             0
                                              ====================================
Contracts With Total Expenses of 1.95%:
    Units sold                                        0       12,277         3,622
    Units redeemed                                   (3)        (240)           (1)
    Units transferred                            21,417       12,156         3,996
                                              ------------------------------------
Increase (decrease) in units outstanding         21,414       24,193         7,617
Beginning units                                   5,174          114             2
                                              ------------------------------------
Ending units                                     26,588       24,307         7,619
                                              ====================================
Contracts With Total Expenses of 1.97%:
    Units sold                                        0            0             0
    Units redeemed                                    0            0             0
    Units transferred                                 0            0             0
                                              ------------------------------------
Increase (decrease) in units outstanding              0            0             0
Beginning units                                       0            0             0
                                              ------------------------------------
Ending units                                          0            0             0
                                              ====================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING(continued)

    For the year ended December 31, 2002.

                                                                                                                           Nations
                                                             U.S.       Nations     Nations     Nations       Nations      Marsico
                                               Strategic  Government     Asset      Capital    High Yield  International   Focused
                                                 Growth   Securities   Allocation    Growth      Bond          Value       Equities
                                               Portfolio     Fund      Portfolio    Portfolio  Portfolio     Portfolio    Portfolio
                                               (Class B)   (Class B)   (Class B)    (Class B)  (Class B)     (Class B)    (Class B)
                                               ------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                        0           0           0           0           0             0            0
    Units redeemed                                    0           0           0           0           0             0            0
    Units transferred                                 0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0           0           0             0            0
Beginning units                                       0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Ending units                                          0           0           0           0           0             0            0
                                               ===================================================================================
Contracts With Total Expenses of 1.40%:
    Units sold                                        0           0           0           0           0             0            0
    Units redeemed                                    0           0           0           0           0             0            0
    Units transferred                                 0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0           0           0             0            0
Beginning units                                       0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Ending units                                          0           0           0           0           0             0            0
                                               ===================================================================================
Contracts With Total Expenses of 1.52% (A):
    Units sold                                   32,913           0           0           0       4,034             0       11,345
    Units redeemed                                    0           0           0           0           0             0            0
    Units transferred                             1,414           0           0           0           0             0           (1)
                                               -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding         34,327           0           0           0       4,034             0       11,344
Beginning units                                       0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Ending units                                     34,327           0           0           0       4,034             0       11,344
                                               ===================================================================================
Contracts With Total Expenses of 1.52% (B):
    Units sold                                        0           0       8,780         761      27,020        37,044       82,482
    Units redeemed                                    0           0      (1,396)     (1,237)     (4,803)       (9,742)      (8,502)
    Units transferred                                 0           0      13,927      18,175      73,857        87,846      131,241
                                               -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0      21,311      17,699      96,074       115,148      205,221
Beginning units                                       0           0       4,265      13,990      79,077       108,216      110,281
                                               -----------------------------------------------------------------------------------
Ending units                                          0           0      25,576      31,689     175,151       223,364      315,502
                                               ===================================================================================
Contracts With Total Expenses of 1.52% (C):
    Units sold                                        0           0           0           0      35,730        62,210      139,916
    Units redeemed                                    0           0           0           0        (199)         (500)      (1,081)
    Units transferred                                 0           0           0           0      11,561        23,985       52,358
                                               -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0           0      47,092        85,695      191,193
Beginning units                                       0           0           0           0       9,500         2,009        5,551
                                               -----------------------------------------------------------------------------------
Ending units                                          0           0           0           0      56,592        87,704      196,744
                                               ===================================================================================
Contracts With Total Expenses of 1.52% (G):
    Units sold                                        0           0           0           0           0             0            0
    Units redeemed                                    0           0           0           0           0             0            0
    Units transferred                                 0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0           0           0             0            0
Beginning units                                       0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Ending units                                          0           0           0           0           0             0            0
                                               ===================================================================================
Contracts With Total Expenses of 1.52% (H):
    Units sold                                        0           0           0           0           0             0            0
    Units redeemed                                    0           0           0           0           0             0            0
    Units transferred                                 0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0           0           0             0            0
Beginning units                                       0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Ending units                                          0           0           0           0           0             0            0
                                               ===================================================================================
Contracts With Total Expenses of 1.55% (D):
    Units sold                                        0           0           0           0           0             0            0
    Units redeemed                                    0           0           0           0           0             0            0
    Units transferred                                 0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0           0           0             0            0
Beginning units                                       0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Ending units                                          0           0           0           0           0             0            0
                                               ===================================================================================
Contracts With Total Expenses of 1.55% (E):
    Units sold                                   75,631     137,808           0           0           0             0            0
    Units redeemed                               (6,609)    (34,222)          0           0           0             0            0
    Units transferred                           118,761   1,239,908           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding        187,783   1,343,494           0           0           0             0            0
Beginning units                                   9,248      90,321           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Ending units                                    197,031   1,433,815           0           0           0             0            0
                                               ===================================================================================

                                                                           Nations
                                                Nations     Nations        Marsico      Nations    Nations
                                                Marsico     Marsico     International   MidCap      Small     Nations
                                                Growth    21st Century  Opportunities   Growth     Company     Value      Growth
                                               Portfolio   Portfolio      Portfolio    Portfolio  Portfolio  Portfolio    Series
                                               (Class B)   (Class B)      (Class B)    (Class B)  (Class B)  (Class B)   (Class A)
                                               -----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                        0           0              0            0          0          0      39,774
    Units redeemed                                    0           0              0            0          0          0    (578,907)
    Units transferred                                 0           0              0            0          0          0    (333,807)
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0              0            0          0          0    (872,940)
Beginning units                                       0           0              0            0          0          0   5,378,707
                                               ----------------------------------------------------------------------------------
Ending units                                          0           0              0            0          0          0   4,505,767
                                               ==================================================================================
Contracts With Total Expenses of 1.40%:
    Units sold                                        0           0              0            0          0          0         194
    Units redeemed                                    0           0              0            0          0          0     (22,861)
    Units transferred                                 0           0              0            0          0          0     (11,293)
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0              0            0          0          0     (33,960)
Beginning units                                       0           0              0            0          0          0     197,512
                                               ----------------------------------------------------------------------------------
Ending units                                          0           0              0            0          0          0     163,552
                                               ==================================================================================
Contracts With Total Expenses of 1.52% (A):
    Units sold                                        0           0              0            0          0          0           0
    Units redeemed                                    0           0              0            0          0          0           0
    Units transferred                                 0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0              0            0          0          0           0
Beginning units                                       0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Ending units                                          0           0              0            0          0          0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.52% (B):
    Units sold                                   16,192       3,436          8,587       33,109     47,126     24,474           0
    Units redeemed                              (13,809)     (1,386)           (36)      (4,429)    (3,671)   (11,755)          0
    Units transferred                            80,228       7,171          5,691       57,683     96,811     32,561           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding         82,611       9,221         14,242       86,363    140,266     45,280           0
Beginning units                                  80,197      18,229            700       22,262     33,719     79,418           0
                                               ----------------------------------------------------------------------------------
Ending units                                    162,808      27,450         14,942      108,625    173,985    124,698           0
                                               ==================================================================================
Contracts With Total Expenses of 1.52% (C):
    Units sold                                        0           0              0            0          0          0           0
    Units redeemed                                    0           0              0            0          0          0           0
    Units transferred                                 0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0              0            0          0          0           0
Beginning units                                       0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Ending units                                          0           0              0            0          0          0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.52% (G):
    Units sold                                        0           0              0            0          0          0           0
    Units redeemed                                    0           0              0            0          0          0           0
    Units transferred                                 0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0              0            0          0          0           0
Beginning units                                       0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Ending units                                          0           0              0            0          0          0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.52% (H):
    Units sold                                        0           0              0            0          0          0           0
    Units redeemed                                    0           0              0            0          0          0           0
    Units transferred                                 0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0              0            0          0          0           0
Beginning units                                       0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Ending units                                          0           0              0            0          0          0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.55% (D):
    Units sold                                        0           0              0            0          0          0           0
    Units redeemed                                    0           0              0            0          0          0           0
    Units transferred                                 0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0              0            0          0          0           0
Beginning units                                       0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Ending units                                          0           0              0            0          0          0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.55% (E):
    Units sold                                        0           0              0            0          0          0           0
    Units redeemed                                    0           0              0            0          0          0           0
    Units transferred                                 0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0              0            0          0          0           0
Beginning units                                       0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Ending units                                          0           0              0            0          0          0           0
                                               ==================================================================================

                                                                                                     U.S.
                                                                                                  Government/
                                                                Growth-     Asset     High-Yield   AAA-Rated
                                               International    Income    Allocation     Bond     Securities
                                                   Series       Series      Series      Series      Series
                                                 (Class A)    (Class A)   (Class A)   (Class A)    (Class A)
                                               --------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                      42,302       60,575       34,505       8,744      18,972
    Units redeemed                                (664,914)    (793,943)    (342,074)   (135,674)   (350,806)
    Units transferred                             (292,744)    (179,176)      44,781      (4,196)    712,019
                                               -------------------------------------------------------------
Increase (decrease) in units outstanding          (915,356)    (912,544)    (262,788)   (131,126)    380,185
Beginning units                                  5,137,934    7,072,306    2,764,996   1,107,860   2,022,462
                                               -------------------------------------------------------------
Ending units                                     4,222,578    6,159,762    2,502,208     976,734   2,402,647
                                               =============================================================
Contracts With Total Expenses of 1.40%:
    Units sold                                          25          383          297          54           0
    Units redeemed                                 (14,546)     (23,396)     (12,736)     (2,143)    (11,910)
    Units transferred                              (11,592)      (8,794)         224       1,265      20,447
                                               -------------------------------------------------------------
Increase (decrease) in units outstanding           (26,113)     (31,807)     (12,215)       (824)      8,537
Beginning units                                    192,121      251,656       93,477      25,724      48,201
                                               -------------------------------------------------------------
Ending units                                       166,008      219,849       81,262      24,900      56,738
                                               =============================================================
Contracts With Total Expenses of 1.52% (A):
    Units sold                                           0            0            0           0           0
    Units redeemed                                       0            0            0           0           0
    Units transferred                                    0            0            0           0           0
                                               -------------------------------------------------------------
Increase (decrease) in units outstanding                 0            0            0           0           0
Beginning units                                          0            0            0           0           0
                                               -------------------------------------------------------------
Ending units                                             0            0            0           0           0
                                               =============================================================
Contracts With Total Expenses of 1.52% (B):
    Units sold                                           0            0            0           0           0
    Units redeemed                                       0            0            0           0           0
    Units transferred                                    0            0            0           0           0
                                               -------------------------------------------------------------
Increase (decrease) in units outstanding                 0            0            0           0           0
Beginning units                                          0            0            0           0           0
                                               -------------------------------------------------------------
Ending units                                             0            0            0           0           0
                                               =============================================================
Contracts With Total Expenses of 1.52% (C):
    Units sold                                           0            0            0           0           0
    Units redeemed                                       0            0            0           0           0
    Units transferred                                    0            0            0           0           0
                                               -------------------------------------------------------------
Increase (decrease) in units outstanding                 0            0            0           0           0
Beginning units                                          0            0            0           0           0
                                               -------------------------------------------------------------
Ending units                                             0            0            0           0           0
                                               =============================================================
Contracts With Total Expenses of 1.52% (G):
    Units sold                                           0            0            0           0           0
    Units redeemed                                       0            0            0           0           0
    Units transferred                                    0            0            0           0           0
                                               -------------------------------------------------------------
Increase (decrease) in units outstanding                 0            0            0           0           0
Beginning units                                          0            0            0           0           0
                                               -------------------------------------------------------------
Ending units                                             0            0            0           0           0
                                               =============================================================
Contracts With Total Expenses of 1.52% (H):
    Units sold                                           0            0            0           0           0
    Units redeemed                                       0            0            0           0           0
    Units transferred                                    0            0            0           0           0
                                               -------------------------------------------------------------
Increase (decrease) in units outstanding                 0            0            0           0           0
Beginning units                                          0            0            0           0           0
                                               -------------------------------------------------------------
Ending units                                             0            0            0           0           0
                                               =============================================================
Contracts With Total Expenses of 1.55% (D):
    Units sold                                           0            0            0           0           0
    Units redeemed                                       0            0            0           0           0
    Units transferred                                    0            0            0           0           0
                                               -------------------------------------------------------------
Increase (decrease) in units outstanding                 0            0            0           0           0
Beginning units                                          0            0            0           0           0
                                               -------------------------------------------------------------
Ending units                                             0            0            0           0           0
                                               =============================================================
Contracts With Total Expenses of 1.55% (E):
    Units sold                                           0            0            0           0           0
    Units redeemed                                       0            0            0           0           0
    Units transferred                                    0            0            0           0           0
                                               -------------------------------------------------------------
Increase (decrease) in units outstanding                 0            0            0           0           0
Beginning units                                          0            0            0           0           0
                                               -------------------------------------------------------------
Ending units                                             0            0            0           0           0
                                               =============================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING(continued)

    For the year ended December 31, 2002.

                                                                           Nations     Nations     Nations      Nations
                                              Strategic                     Asset      Capital   High Yield  International
                                               Growth    U.S. Government  Allocation   Growth       Bond         Value
                                              Portfolio  Securities Fund   Portfolio  Portfolio   Portfolio    Portfolio
                                              (Class B)     (Class B)      (Class B)  (Class B)   (Class B)    (Class B)
                                              ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                 22,571         37,356             0          0           0             0
    Units redeemed                               (404)        (5,410)            0          0           0             0
    Units transferred                          30,632        370,277             0          0           0             0
                                              -------------------------------------------------------------------------
Increase (decrease) in units outstanding       52,799        402,223             0          0           0             0
Beginning units                                26,020         35,836             0          0           0             0
                                              -------------------------------------------------------------------------
Ending units                                   78,819        438,059             0          0           0             0
                                              =========================================================================
Contracts With Total Expenses of 1.72%:
    Units sold                                      0              0             0          0      83,093       186,645
    Units redeemed                                  0              0             0          0      (1,256)       (1,478)
    Units transferred                               0              0             0          0      49,634        47,643
                                              -------------------------------------------------------------------------
Increase (decrease) in units outstanding            0              0             0          0     131,471       232,810
Beginning units                                     0              0             0          0         138           750
                                              -------------------------------------------------------------------------
Ending units                                        0              0             0          0     131,609       233,560
                                              =========================================================================
Contracts With Total Expenses of 1.77% (F):
    Units sold                                     24              0             0          0           0             0
    Units redeemed                                  0              0             0          0           0             0
    Units transferred                               0              0             0          0           0             0
                                              -------------------------------------------------------------------------
Increase (decrease) in units outstanding           24              0             0          0           0             0
Beginning units                                     0              0             0          0           0             0
                                              -------------------------------------------------------------------------
Ending units                                       24              0             0          0           0             0
                                              =========================================================================
Contracts With Total Expenses of 1.77% (B):
    Units sold                                      0              0         1,095        292      14,181         2,056
    Units redeemed                                  0              0          (156)      (832)     (7,851)       (5,819)
    Units transferred                               0              0        10,156     12,735      53,439        49,580
                                              -------------------------------------------------------------------------
Increase (decrease) in units outstanding            0              0        11,095     12,195      59,769        45,817
Beginning units                                     0              0         2,470     26,021      31,370        42,351
                                              -------------------------------------------------------------------------
Ending units                                        0              0        13,565     38,216      91,139        88,168
                                              =========================================================================
Contracts With Total Expenses of 1.77% (G):
    Units sold                                      0              0             0          0           0             0
    Units redeemed                                  0              0             0          0           0             0
    Units transferred                               0              0             0          0           0             0
                                              -------------------------------------------------------------------------
Increase (decrease) in units outstanding            0              0             0          0           0             0
Beginning units                                     0              0             0          0           0             0
                                              -------------------------------------------------------------------------
Ending units                                        0              0             0          0           0             0
                                              =========================================================================
Contracts With Total Expenses of 1.80%:
    Units sold                                      0              0             0          0           0             0
    Units redeemed                                  0              0             0          0           0             0
    Units transferred                               0              0             0          0           0             0
                                              -------------------------------------------------------------------------
Increase (decrease) in units outstanding            0              0             0          0           0             0
Beginning units                                     0              0             0          0           0             0
                                              -------------------------------------------------------------------------
Ending units                                        0              0             0          0           0             0
                                              =========================================================================
Contracts With Total Expenses of 1.95%:
    Units sold                                 10,474          1,906             0          0           0             0
    Units redeemed                               (311)            (3)            0          0           0             0
    Units transferred                          16,993         94,843             0          0           0             0
                                              -------------------------------------------------------------------------
Increase (decrease) in units outstanding       27,156         96,746             0          0           0             0
Beginning units                                 1,123          3,371             0          0           0             0
                                              -------------------------------------------------------------------------
Ending units                                   28,279        100,117             0          0           0             0
                                              =========================================================================
Contracts With Total Expenses of 1.97%:
    Units sold                                      0              0             0          0      75,203        72,936
    Units redeemed                                  0              0             0          0      (1,751)         (277)
    Units transferred                               0              0             0          0      (6,112)       25,623
                                              -------------------------------------------------------------------------
Increase (decrease) in units outstanding            0              0             0          0      67,340        98,282
Beginning units                                     0              0             0          0           1             1
                                              -------------------------------------------------------------------------
Ending units                                        0              0             0          0      67,341        98,283
                                              =========================================================================

                                               Marsico    Nations     Nations        Marsico      Nations    Nations
                                               Focused    Marsico     Marsico     International   MidCap      Small     Nations
                                               Equities   Growth    21st Century  Opportunities   Growth     Company     Value
                                              Portfolio  Portfolio   Portfolio      Portfolio    Portfolio  Portfolio  Portfolio
                                              (Class B)  (Class B)   (Class B)      (Class B)    (Class B)  (Class B)  (Class B)
                                              ----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                       0          0           0             0            0          0          0
    Units redeemed                                   0          0           0             0            0          0          0
    Units transferred                                0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0           0             0            0          0          0
Beginning units                                      0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Ending units                                         0          0           0             0            0          0          0
                                              ================================================================================
Contracts With Total Expenses of 1.72%:
    Units sold                                 184,951          0           0             0            0          0          0
    Units redeemed                              (1,166)         0           0             0            0          0          0
    Units transferred                           77,865          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding       261,650          0           0             0            0          0          0
Beginning units                                    664          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Ending units                                   262,314          0           0             0            0          0          0
                                              ================================================================================
Contracts With Total Expenses of 1.77% (F):
    Units sold                                       0          0           0             0            0          0          0
    Units redeemed                                   0          0           0             0            0          0          0
    Units transferred                                0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0           0             0            0          0          0
Beginning units                                      0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Ending units                                         0          0           0             0            0          0          0
                                              ================================================================================
Contracts With Total Expenses of 1.77% (B):
    Units sold                                   2,544      2,052           0           588        3,907      1,793        959
    Units redeemed                              (6,293)    (1,512)       (416)           (3)        (674)    (1,422)      (911)
    Units transferred                           70,132     30,070       3,040         2,971       19,841     38,776     30,712
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding        66,383     30,610       2,624         3,556       23,074     39,147     30,760
Beginning units                                 42,331     39,132      18,933           428       12,888     15,917     50,914
                                              --------------------------------------------------------------------------------
Ending units                                   108,714     69,742      21,557         3,984       35,962     55,064     81,674
                                              ================================================================================
Contracts With Total Expenses of 1.77% (G):
    Units sold                                       0          0           0             0            0          0          0
    Units redeemed                                   0          0           0             0            0          0          0
    Units transferred                                0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0           0             0            0          0          0
Beginning units                                      0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Ending units                                         0          0           0             0            0          0          0
                                              ================================================================================
Contracts With Total Expenses of 1.80%:
    Units sold                                       0          0           0             0            0          0          0
    Units redeemed                                   0          0           0             0            0          0          0
    Units transferred                                0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0           0             0            0          0          0
Beginning units                                      0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Ending units                                         0          0           0             0            0          0          0
                                              ================================================================================
Contracts With Total Expenses of 1.95%:
    Units sold                                       0          0           0             0            0          0          0
    Units redeemed                                   0          0           0             0            0          0          0
    Units transferred                                0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0           0             0            0          0          0
Beginning units                                      0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Ending units                                         0          0           0             0            0          0          0
                                              ================================================================================
Contracts With Total Expenses of 1.97%:
    Units sold                                  97,497          0           0             0            0          0          0
    Units redeemed                              (6,441)         0           0             0            0          0          0
    Units transferred                           35,425          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding       126,481          0           0             0            0          0          0
Beginning units                                      1          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Ending units                                   126,482          0           0             0            0          0          0
                                              ================================================================================

                                                                                                             Government/
                                                                           Growth-     Asset     High-Yield   AAA-Rated
                                                 Growth    International   Income    Allocation     Bond     Securities
                                                 Series        Series      Series      Series      Series      Series
                                                (Class A)    (Class A)    (Class A)   (Class A)   (Class A)   (Class A)
                                              --------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                     0             0            0           0           0           0
    Units redeemed                                 0             0            0           0           0           0
    Units transferred                              0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding           0             0            0           0           0           0
Beginning units                                    0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Ending units                                       0             0            0           0           0           0
                                              =====================================================================
Contracts With Total Expenses of 1.72%:
    Units sold                                     0             0            0           0           0           0
    Units redeemed                                 0             0            0           0           0           0
    Units transferred                              0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding           0             0            0           0           0           0
Beginning units                                    0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Ending units                                       0             0            0           0           0           0
                                              =====================================================================
Contracts With Total Expenses of 1.77% (F):
    Units sold                                     0             0            0           0           0           0
    Units redeemed                                 0             0            0           0           0           0
    Units transferred                              0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding           0             0            0           0           0           0
Beginning units                                    0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Ending units                                       0             0            0           0           0           0
                                              =====================================================================
Contracts With Total Expenses of 1.77% (B):
    Units sold                                     0             0            0           0           0           0
    Units redeemed                                 0             0            0           0           0           0
    Units transferred                              0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding           0             0            0           0           0           0
Beginning units                                    0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Ending units                                       0             0            0           0           0           0
                                              =====================================================================
Contracts With Total Expenses of 1.77% (G):
    Units sold                                     0             0            0           0           0           0
    Units redeemed                                 0             0            0           0           0           0
    Units transferred                              0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding           0             0            0           0           0           0
Beginning units                                    0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Ending units                                       0             0            0           0           0           0
                                              =====================================================================
Contracts With Total Expenses of 1.80%:
    Units sold                                     0             0            0           0           0           0
    Units redeemed                                 0             0            0           0           0           0
    Units transferred                              0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding           0             0            0           0           0           0
Beginning units                                    0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Ending units                                       0             0            0           0           0           0
                                              =====================================================================
Contracts With Total Expenses of 1.95%:
    Units sold                                     0             0            0           0           0           0
    Units redeemed                                 0             0            0           0           0           0
    Units transferred                              0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding           0             0            0           0           0           0
Beginning units                                    0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Ending units                                       0             0            0           0           0           0
                                              =====================================================================
Contracts With Total Expenses of 1.97%:
    Units sold                                     0             0            0           0           0           0
    Units redeemed                                 0             0            0           0           0           0
    Units transferred                              0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding           0             0            0           0           0           0
Beginning units                                    0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Ending units                                       0             0            0           0           0           0
                                              =====================================================================

(A) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2002.

                                                       Cash              Asset          Global
                                                    Management        Allocation        Growth          Growth
                                                      Series             Fund            Fund            Fund
                                                     (Class A)       (Class 2)(1)    (Class 2)(1)    (Class 2)(1)
                                                    -------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                           22,996                0               0                0
   Units redeemed                                     (888,178)               0               0                0
   Units transferred                                   647,444                0               0                0
                                                     -----------------------------------------------------------
Increase (decrease) in units outstanding              (217,738)               0               0                0
Beginning units                                      2,199,390                0               0                0
                                                     -----------------------------------------------------------
Ending units                                         1,981,652                0               0                0
                                                     ===========================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                            4,938                0               0                0
   Units redeemed                                      (93,339)               0               0                0
   Units transferred                                    76,702                0               0                0
                                                     -----------------------------------------------------------
Increase (decrease) in units outstanding               (11,699)               0               0                0
Beginning units                                         34,801                0               0                0
                                                     -----------------------------------------------------------
Ending units                                            23,102                0               0                0
                                                     ===========================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                                0           39,684         102,149          264,766
   Units redeemed                                            0          (12,406)         (3,842)          (6,866)
   Units transferred                                         0        1,004,972         352,888          821,540
                                                     -----------------------------------------------------------
Increase (decrease) in units outstanding                     0        1,032,250         451,195        1,079,440
Beginning units                                              0                0               0                0
                                                     -----------------------------------------------------------
Ending units                                                 0        1,032,250         451,195        1,079,440
                                                     ===========================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                                0                0               0                0
   Units redeemed                                            0                0               0                0
   Units transferred                                         0                0               0                0
                                                     -----------------------------------------------------------
Increase (decrease) in units outstanding                     0                0               0                0
Beginning units                                              0                0               0                0
                                                     -----------------------------------------------------------
Ending units                                                 0                0               0                0
                                                     ===========================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                                0                0               0                0
   Units redeemed                                            0                0               0                0
   Units transferred                                         0                0               0                0
                                                     -----------------------------------------------------------
Increase (decrease) in units outstanding                     0                0               0                0
Beginning units                                              0                0               0                0
                                                     -----------------------------------------------------------
Ending units                                                 0                0               0                0
                                                     ===========================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                                0                0               0                0
   Units redeemed                                            0                0               0                0
   Units transferred                                         0                0               0                0
                                                     -----------------------------------------------------------
Increase (decrease) in units outstanding                     0                0               0                0
Beginning units                                              0                0               0                0
                                                     -----------------------------------------------------------
Ending units                                                 0                0               0                0
                                                     ===========================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                                0                0               0                0
   Units redeemed                                            0                0               0                0
   Units transferred                                         0                0               0                0
                                                     -----------------------------------------------------------
Increase (decrease) in units outstanding                     0                0               0                0
Beginning units                                              0                0               0                0
                                                     -----------------------------------------------------------
Ending units                                                 0                0               0                0
                                                     ===========================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                                0                0               0                0
   Units redeemed                                            0                0               0                0
   Units transferred                                         0                0               0                0
                                                     -----------------------------------------------------------
Increase (decrease) in units outstanding                     0                0               0                0
Beginning units                                              0                0               0                0
                                                     -----------------------------------------------------------
Ending units                                                 0                0               0                0
                                                     ===========================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                                0                0               0                0
   Units redeemed                                            0                0               0                0
   Units transferred                                         0                0               0                0
                                                     -----------------------------------------------------------
Increase (decrease) in units outstanding                     0                0               0                0
Beginning units                                              0                0               0                0
                                                     -----------------------------------------------------------
Ending units                                                 0                0               0                0
                                                     ===========================================================


                                                     Growth          Growth       Mid Cap
                                                     Income         & Income       Value
                                                      Fund         Portfolio     Portfolio
                                                  (Class 2)(1)   (Class VC)(4)  (Class VC)(4)
                                                  -------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                               0              0             0
   Units redeemed                                           0              0             0
   Units transferred                                        0              0             0
                                                  ----------------------------------------
Increase (decrease) in units outstanding                    0              0             0
Beginning units                                             0              0             0
                                                  ----------------------------------------
Ending units                                                0              0             0
                                                  ========================================
Contracts With Total Expenses of 1.40%:
   Units sold                                               0              0             0
   Units redeemed                                           0              0             0
   Units transferred                                        0              0             0
                                                  ----------------------------------------
Increase (decrease) in units outstanding                    0              0             0
Beginning units                                             0              0             0
                                                  ----------------------------------------
Ending units                                                0              0             0
                                                  ========================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                         346,255        280,238        64,074
   Units redeemed                                     (12,266)       (41,057)      (29,203)
   Units transferred                                1,507,960      2,073,679     1,640,479
                                                  ----------------------------------------
Increase (decrease) in units outstanding            1,841,949      2,312,860     1,675,350
Beginning units                                             0              0             0
                                                  ----------------------------------------
Ending units                                        1,841,949      2,312,860     1,675,350
                                                  ========================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                               0              0             0
   Units redeemed                                           0              0             0
   Units transferred                                        0              0             0
                                                  ----------------------------------------
Increase (decrease) in units outstanding                    0              0             0
Beginning units                                             0              0             0
                                                  ----------------------------------------
Ending units                                                0              0             0
                                                  ========================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                               0          2,593             0
   Units redeemed                                           0             (1)            0
   Units transferred                                        0            272             0
                                                  ----------------------------------------
Increase (decrease) in units outstanding                    0          2,864             0
Beginning units                                             0              0             0
                                                  ----------------------------------------
Ending units                                                0          2,864             0
                                                  ========================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                               0              0             0
   Units redeemed                                           0              0             0
   Units transferred                                        0              0             0
                                                  ----------------------------------------
Increase (decrease) in units outstanding                    0              0             0
Beginning units                                             0              0             0
                                                  ----------------------------------------
Ending units                                                0              0             0
                                                  ========================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                               0              0             0
   Units redeemed                                           0              0             0
   Units transferred                                        0              0             0
                                                  ----------------------------------------
Increase (decrease) in units outstanding                    0              0             0
Beginning units                                             0              0             0
                                                  ----------------------------------------
Ending units                                                0              0             0
                                                  ========================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                               0              0             0
   Units redeemed                                           0              0             0
   Units transferred                                        0              0             0
                                                  ----------------------------------------
Increase (decrease) in units outstanding                    0              0             0
Beginning units                                             0              0             0
                                                  ----------------------------------------
Ending units                                                0              0             0
                                                  ========================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                               0              0             0
   Units redeemed                                           0              0             0
   Units transferred                                        0              0             0
                                                  ----------------------------------------
Increase (decrease) in units outstanding                    0              0             0
Beginning units                                             0              0             0
                                                  ----------------------------------------
Ending units                                                0              0             0
                                                  ========================================

(A) Offered in Polaris, Platinum, Protector, Platinum II,Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E),Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(4) For the period from May 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2002.

                                                       Cash           Asset            Global
                                                    Management     Allocation          Growth         Growth
                                                      Series          Fund              Fund           Fund
                                                    (Class A)     (Class 2)(1)      (Class 2)(1)   (Class 2)(1)
                                                    -----------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                           0                 0                 0              0
   Units redeemed                                       0                 0                 0              0
   Units transferred                                    0                 0                 0              0
                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0              0
Beginning units                                         0                 0                 0              0
                                                    --------------------------------------------------------
Ending units                                            0                 0                 0              0
                                                    ========================================================
Contracts With Total Expenses of 1.72%:
   Units sold                                           0                 0            12,049         31,379
   Units redeemed                                       0                 0                (2)          (112)
   Units transferred                                    0                 0                83          2,619
                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                0                 0            12,130         33,886
Beginning units                                         0                 0                 0              0
                                                    --------------------------------------------------------
Ending units                                            0                 0            12,130         33,886
                                                    ========================================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                           0             7,040            12,023         42,457
   Units redeemed                                       0                (3)             (108)          (214)
   Units transferred                                    0            47,203             6,697         12,259
                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                0            54,240            18,612         54,502
Beginning units                                         0                 0                 0              0
                                                    --------------------------------------------------------
Ending units                                            0            54,240            18,612         54,502
                                                    ========================================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                           0                 0                 0              0
   Units redeemed                                       0                 0                 0              0
   Units transferred                                    0                 0                 0              0
                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0              0
Beginning units                                         0                 0                 0              0
                                                    --------------------------------------------------------
Ending units                                            0                 0                 0              0
                                                    ========================================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                           0                 0                 0              0
   Units redeemed                                       0                 0                 0              0
   Units transferred                                    0                 0                 0              0
                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0              0
Beginning units                                         0                 0                 0              0
                                                    --------------------------------------------------------
Ending units                                            0                 0                 0              0
                                                    ========================================================
Contracts With Total Expenses of 1.80%:
   Units sold                                           0                 0                 0              0
   Units redeemed                                       0                 0                 0              0
   Units transferred                                    0                 0                 0              0
                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0              0
Beginning units                                         0                 0                 0              0
                                                    --------------------------------------------------------
Ending units                                            0                 0                 0              0
                                                    ========================================================
Contracts With Total Expenses of 1.95%:
   Units sold                                           0                 0                 0              0
   Units redeemed                                       0                 0                 0              0
   Units transferred                                    0                 0                 0              0
                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0              0
Beginning units                                         0                 0                 0              0
                                                    --------------------------------------------------------
Ending units                                            0                 0                 0              0
                                                    ========================================================
Contracts With Total Expenses of 1.97%:
   Units sold                                           0                 0             5,981         17,735
   Units redeemed                                       0                 0                 0              0
   Units transferred                                    0                 0               (35)            30
                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                0                 0             5,946         17,765
Beginning units                                         0                 0                 0              0
                                                    --------------------------------------------------------
Ending units                                            0                 0             5,946         17,765
                                                    ========================================================

                                                  Growth          Growth         Mid Cap
                                                  Income         & Income         Value
                                                   Fund         Portfolio       Portfolio
                                               (Class 2)(1)   (Class VC) (4)  (Class VC) (4)
                                               ---------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                         0                0               0
   Units redeemed                                     0                0               0
   Units transferred                                  0                0               0
                                               -----------------------------------------
Increase (decrease) in units outstanding              0                0               0
Beginning units                                       0                0               0
                                               -----------------------------------------
Ending units                                          0                0               0
                                               =========================================
Contracts With Total Expenses of 1.72%:
   Units sold                                    57,298            9,339               0
   Units redeemed                                  (138)              (1)              0
   Units transferred                              4,851            4,805               0
                                               -----------------------------------------
Increase (decrease) in units outstanding         62,011           14,143               0
Beginning units                                       0                0               0
                                               -----------------------------------------
Ending units                                     62,011           14,143               0
                                               =========================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                    42,268           54,861          11,215
   Units redeemed                                  (220)             (55)           (189)
   Units transferred                             25,149           45,942          36,157
                                               -----------------------------------------
Increase (decrease) in units outstanding         67,197          100,748          47,183
Beginning units                                       0                0               0
                                               -----------------------------------------
Ending units                                     67,197          100,748          47,183
                                               =========================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                         0                0               0
   Units redeemed                                     0                0               0
   Units transferred                                  0                0               0
                                               -----------------------------------------
Increase (decrease) in units outstanding              0                0               0
Beginning units                                       0                0               0
                                               -----------------------------------------
Ending units                                          0                0               0
                                               =========================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                         0                0               0
   Units redeemed                                     0                0               0
   Units transferred                                  0                0               0
                                               -----------------------------------------
Increase (decrease) in units outstanding              0                0               0
Beginning units                                       0                0               0
                                               -----------------------------------------
Ending units                                          0                0               0
                                               =========================================
Contracts With Total Expenses of 1.80%:
   Units sold                                         0                0               0
   Units redeemed                                     0                0               0
   Units transferred                                  0                0               0
                                               -----------------------------------------
Increase (decrease) in units outstanding              0                0               0
Beginning units                                       0                0               0
                                               -----------------------------------------
Ending units                                          0                0               0
                                               =========================================
Contracts With Total Expenses of 1.95%:
   Units sold                                         0                0               0
   Units redeemed                                     0                0               0
   Units transferred                                  0                0               0
                                               -----------------------------------------
Increase (decrease) in units outstanding              0                0               0
Beginning units                                       0                0               0
                                               -----------------------------------------
Ending units                                          0                0               0
                                               =========================================
Contracts With Total Expenses of 1.97%:
   Units sold                                    21,566            1,242               0
   Units redeemed                                     0               (1)              0
   Units transferred                                (62)               0               0
                                               -----------------------------------------
Increase (decrease) in units outstanding         21,504            1,241               0
Beginning units                                       0                0               0
                                               -----------------------------------------
Ending units                                     21,504            1,241               0
                                               =========================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(4) For the period from May 1, 2002 (inception) to December 31, 2002.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                         AIG SUNAMERICA LIFE ASSURANCE

                         NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

The changes in units outstanding for the year ended December 31, 2001 were as follows:

                                                                  Government
                                                    Capital          and                               Natural        Capital
                                                 Appreciation    Quality Bond        Growth           Resources    Appreciation
                                                   Portfolio      Portfolio        Portfolio          Portfolio      Portfolio
                                                   (Class 1)       (Class 1)        (Class 1)         (Class 1)    (Class 2) (1)
                                                 -------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
        Units sold                                         0               0                0                 0             0
        Units redeemed                                     0               0                0                 0             0
        Units transferred                                  0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0                0                 0             0
Beginning units                                            0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Ending units                                               0               0                0                 0             0
                                                 ============================================================================
Contracts With Total Expenses of 1.40%:
        Units sold                                         0               0                0                 0         1,619
        Units redeemed                                     0               0                0                 0           (26)
        Units transferred                                  0               0                0                 0         3,188
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0                0                 0         4,781
Beginning units                                            0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Ending units                                               0               0                0                 0         4,781
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (A):
        Units sold                                 1,074,291       1,280,593          702,059           164,152       191,932
        Units redeemed                            (3,191,520)     (3,285,407)      (1,650,288)         (341,728)         (545)
        Units transferred                            552,323       8,074,738          959,982           211,595        82,878
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding          (1,564,906)      6,069,924           11,753            34,019       274,265
Beginning units                                   38,967,020      25,204,403       18,345,407         3,852,972             0
                                                 ----------------------------------------------------------------------------
Ending units                                      37,402,114      31,274,327       18,357,160         3,886,991       274,265
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (B):
        Units sold                                    34,972          31,865                0                 0             0
        Units redeemed                                (1,528)         (1,591)               0                 0             0
        Units transferred                             75,222         193,365                0                 0             0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             108,666         223,639                0                 0             0
Beginning units                                            0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Ending units                                         108,666         223,639                0                 0             0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (C):
        Units sold                                         0               0                0                 0         1,400
        Units redeemed                                     0               0                0                 0             0
        Units transferred                                  0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0                0                 0         1,400
Beginning units                                            0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Ending units                                               0               0                0                 0         1,400
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (G):
        Units sold                                         0               0                0                 0             0
        Units redeemed                                     0               0                0                 0             0
        Units transferred                                  0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0                0                 0             0
Beginning units                                            0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Ending units                                               0               0                0                 0             0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (H):
        Units sold                                         0               0                0                 0             0
        Units redeemed                                     0               0                0                 0             0
        Units transferred                                  0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0                0                 0             0
Beginning units                                            0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Ending units                                               0               0                0                 0             0
                                                 ============================================================================
Contracts With Total Expenses of 1.55% (D):
        Units sold                                         0               0                0                 0        14,459
        Units redeemed                                     0               0                0                 0           (14)
        Units transferred                                  0               0                0                 0           903
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0                0                 0        15,348
Beginning units                                            0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Ending units                                               0               0                0                 0        15,348
                                                 ============================================================================
Contracts With Total Expenses of 1.55% (E):
        Units sold                                         0               0                0                 0           139
        Units redeemed                                     0               0                0                 0             0
        Units transferred                                  0               0                0                 0           247
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0                0                 0           386
Beginning units                                            0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Ending units                                               0               0                0                 0           386
                                                 ============================================================================

                                                     Government
                                                         and                            Natural     Aggressive     Alliance
                                                    Quality Bond          Growth       Resources      Growth        Growth
                                                      Portfolio         Portfolio      Portfolio     Portfolio     Portfolio
                                                    (Class 2) (1)     (Class 2) (1)  (Class 2) (1)   (Class 1)     (Class 1)
                                                    ------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
        Units sold                                           0                 0              0              0             0
        Units redeemed                                       0                 0              0              0             0
        Units transferred                                    0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0              0              0             0
Beginning units                                              0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Ending units                                                 0                 0              0              0             0
                                                    ========================================================================
Contracts With Total Expenses of 1.40%:
        Units sold                                           0                 0              0              0             0
        Units redeemed                                       0                 0              0              0             0
        Units transferred                                    0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0              0              0             0
Beginning units                                              0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Ending units                                                 0                 0              0              0             0
                                                    ========================================================================
Contracts With Total Expenses of 1.52% (A):
        Units sold                                     609,578           168,407         22,901        609,225     1,509,334
        Units redeemed                                  (4,880)             (377)          (303)    (1,454,244)   (4,447,173)
        Units transferred                              182,087            41,903          9,510     (2,253,058)   (1,255,535)
                                                    ------------------------------------------------------------------------
Increase (decrease) in units outstanding               786,785           209,933         32,108     (3,098,077)   (4,193,374)
Beginning units                                              0                 0              0     20,603,998    56,213,570
                                                    ------------------------------------------------------------------------
Ending units                                           786,785           209,933         32,108     17,505,921    52,020,196
                                                    ========================================================================
Contracts With Total Expenses of 1.52% (B):
        Units sold                                           0                 0              0         10,127        25,621
        Units redeemed                                       0                 0              0           (867)         (348)
        Units transferred                                    0                 0              0         33,824        39,423
                                                    ------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0              0         43,084        64,696
Beginning units                                              0                 0              0            750             0
                                                    ------------------------------------------------------------------------
Ending units                                                 0                 0              0         43,834        64,696
                                                    ========================================================================
Contracts With Total Expenses of 1.52% (C):
        Units sold                                         158             1,182              1              0             0
        Units redeemed                                       0                 0              0              0             0
        Units transferred                                    0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Increase (decrease) in units outstanding                   158             1,182              1              0             0
Beginning units                                              0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Ending units                                               158             1,182              1              0             0
                                                    ========================================================================
Contracts With Total Expenses of 1.52% (G):
        Units sold                                           0                 0              0              0             0
        Units redeemed                                       0                 0              0              0             0
        Units transferred                                    0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0              0              0             0
Beginning units                                              0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Ending units                                                 0                 0              0              0             0
                                                    ========================================================================
Contracts With Total Expenses of 1.52% (H):
        Units sold                                           0                 0              0              0             0
        Units redeemed                                       0                 0              0              0             0
        Units transferred                                    0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0              0              0             0
Beginning units                                              0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Ending units                                                 0                 0              0              0             0
                                                    ========================================================================
Contracts With Total Expenses of 1.55% (D):
        Units sold                                           0                 0              0              0             0
        Units redeemed                                       0                 0              0              0             0
        Units transferred                                    0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0              0              0             0
Beginning units                                              0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Ending units                                                 0                 0              0              0             0
                                                    ========================================================================
Contracts With Total Expenses of 1.55% (E):
        Units sold                                           0                 0              0              0             0
        Units redeemed                                       0                 0              0              0             0
        Units transferred                                    0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0              0              0             0
Beginning units                                              0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Ending units                                                 0                 0              0              0             0
                                                    ========================================================================


                                                                                                              Davis
                                                     Asset         Blue Chip        Cash       Corporate     Venture
                                                  Allocation         Growth      Management      Bond         Value
                                                  Portfolio        Portfolio      Portfolio    Portfolio     Portfolio
                                                   (Class 1)       (Class 1)      (Class 1)    (Class 1)     (Class 1)
                                                  --------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
        Units sold                                         0               0              0            0             0
        Units redeemed                                     0               0              0            0             0
        Units transferred                                  0               0              0            0             0
                                                  --------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0              0            0             0
Beginning units                                            0               0              0            0             0
                                                  --------------------------------------------------------------------
Ending units                                               0               0              0            0             0
                                                  ====================================================================
Contracts With Total Expenses of 1.40%:
        Units sold                                         0               0              0            0             0
        Units redeemed                                     0               0              0            0             0
        Units transferred                                  0               0              0            0             0
                                                  --------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0              0            0             0
Beginning units                                            0               0              0            0             0
                                                  --------------------------------------------------------------------
Ending units                                               0               0              0            0             0
                                                  ====================================================================
Contracts With Total Expenses of 1.52% (A):
        Units sold                                   365,820         515,532      3,943,077      512,324     2,483,196
        Units redeemed                            (2,619,946)       (211,915)    (9,167,948)  (1,587,192)   (6,441,617)
        Units transferred                           (356,068)      1,902,935      9,299,431    4,382,264     3,274,529
                                                  --------------------------------------------------------------------
Increase (decrease) in units outstanding          (2,610,194)      2,206,552      4,074,560    3,307,396      (683,892)
Beginning units                                   29,007,503       1,553,204     27,636,732   11,942,555    80,820,770
                                                  --------------------------------------------------------------------
Ending units                                      26,397,309       3,759,756     31,711,292   15,249,951    80,136,878
                                                  ====================================================================
Contracts With Total Expenses of 1.52% (B):
        Units sold                                         0          16,818        154,214            0        26,644
        Units redeemed                                     0            (866)           (70)           0          (860)
        Units transferred                                  0          47,584       (123,315)           0        81,669
                                                  --------------------------------------------------------------------
Increase (decrease) in units outstanding                   0          63,536         30,829            0       107,453
Beginning units                                            0           1,439              0            0             0
                                                  --------------------------------------------------------------------
Ending units                                               0          64,975         30,829            0       107,453
                                                  ====================================================================
Contracts With Total Expenses of 1.52% (C):
        Units sold                                         0               0              0            0             0
        Units redeemed                                     0               0              0            0             0
        Units transferred                                  0               0              0            0             0
                                                  --------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0              0            0             0
Beginning units                                            0               0              0            0             0
                                                  --------------------------------------------------------------------
Ending units                                               0               0              0            0             0
                                                  ====================================================================
Contracts With Total Expenses of 1.52% (G):
        Units sold                                         0               0              0            0             0
        Units redeemed                                     0               0              0            0             0
        Units transferred                                  0               0              0            0             0
                                                  --------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0              0            0             0
Beginning units                                            0               0              0            0             0
                                                  --------------------------------------------------------------------
Ending units                                               0               0              0            0             0
                                                  ====================================================================
Contracts With Total Expenses of 1.52% (H):
        Units sold                                         0               0              0            0             0
        Units redeemed                                     0               0              0            0             0
        Units transferred                                  0               0              0            0             0
                                                  --------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0              0            0             0
Beginning units                                            0               0              0            0             0
                                                  --------------------------------------------------------------------
Ending units                                               0               0              0            0             0
                                                  ====================================================================
Contracts With Total Expenses of 1.55% (D):
        Units sold                                         0               0              0            0             0
        Units redeemed                                     0               0              0            0             0
        Units transferred                                  0               0              0            0             0
                                                  --------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0              0            0             0
Beginning units                                            0               0              0            0             0
                                                  --------------------------------------------------------------------
Ending units                                               0               0              0            0             0
                                                  ====================================================================
Contracts With Total Expenses of 1.55% (E):
        Units sold                                         0               0              0            0             0
        Units redeemed                                     0               0              0            0             0
        Units transferred                                  0               0              0            0             0
                                                  --------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0              0            0             0
Beginning units                                            0               0              0            0             0
                                                  --------------------------------------------------------------------
Ending units                                               0               0              0            0             0
                                                  ====================================================================

                                                   "Dogs" of       Emerging        Federated        Global
                                                  Wall Street       Markets          Value           Bond
                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                   (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                  ----------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
        Units sold                                         0               0               0               0
        Units redeemed                                     0               0               0               0
        Units transferred                                  0               0               0               0
                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                                  ----------------------------------------------------------
Ending units                                               0               0               0               0
                                                  ==========================================================
Contracts With Total Expenses of 1.40%:
        Units sold                                         0               0               0               0
        Units redeemed                                     0               0               0               0
        Units transferred                                  0               0               0               0
                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                                  ----------------------------------------------------------
Ending units                                               0               0               0               0
                                                  ==========================================================
Contracts With Total Expenses of 1.52% (A):
        Units sold                                   211,997         349,711         379,364         222,061
        Units redeemed                              (711,611)       (704,335)     (1,111,991)       (761,493)
        Units transferred                          1,853,357         (65,184)      3,493,746         563,756
                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding           1,353,743        (419,808)      2,761,119          24,324
Beginning units                                    8,441,382      10,444,210      10,694,798       7,722,216
                                                  ----------------------------------------------------------
Ending units                                       9,795,125      10,024,402      13,455,917       7,746,540
                                                  ==========================================================
Contracts With Total Expenses of 1.52% (B):
        Units sold                                         0           2,351               0           2,044
        Units redeemed                                     0            (750)              0            (288)
        Units transferred                                  0           3,988               0          17,424
                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding                   0           5,589               0          19,180
Beginning units                                            0             750               0               0
                                                  ----------------------------------------------------------
Ending units                                               0           6,339               0          19,180
                                                  ==========================================================
Contracts With Total Expenses of 1.52% (C):
        Units sold                                         0               0               0               0
        Units redeemed                                     0               0               0               0
        Units transferred                                  0               0               0               0
                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                                  ----------------------------------------------------------
Ending units                                               0               0               0               0
                                                  ==========================================================
Contracts With Total Expenses of 1.52% (G):
        Units sold                                         0               0               0               0
        Units redeemed                                     0               0               0               0
        Units transferred                                  0               0               0               0
                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                                  ----------------------------------------------------------
Ending units                                               0               0               0               0
                                                  ==========================================================
Contracts With Total Expenses of 1.52% (H):
        Units sold                                         0               0               0               0
        Units redeemed                                     0               0               0               0
        Units transferred                                  0               0               0               0
                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                                  ----------------------------------------------------------
Ending units                                               0               0               0               0
                                                  ==========================================================
Contracts With Total Expenses of 1.55% (D):
        Units sold                                         0               0               0               0
        Units redeemed                                     0               0               0               0
        Units transferred                                  0               0               0               0
                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                                  ----------------------------------------------------------
Ending units                                               0               0               0               0
                                                  ==========================================================
Contracts With Total Expenses of 1.55% (E):
        Units sold                                         0               0               0               0
        Units redeemed                                     0               0               0               0
        Units transferred                                  0               0               0               0
                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                                  ----------------------------------------------------------
Ending units                                               0               0               0               0
                                                  ==========================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                          AIG SUNAMERICA LIFE ASSURANCE

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2002.

                                                                  Government
                                                    Capital          and                            Natural          Capital
                                                 Appreciation    Quality Bond        Growth        Resources       Appreciation
                                                   Portfolio       Portfolio        Portfolio      Portfolio         Portfolio
                                                  (Class 1)        (Class 1)        (Class 1)      (Class 1)       (Class 2) (1)
                                                 -------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
        Units sold                                        0               0                0              0             3,335
        Units redeemed                                    0               0                0              0                 0
        Units transferred                                 0               0                0              0                85
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0                0              0             3,420
Beginning units                                           0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0                0              0             3,420
                                                 ============================================================================
Contracts With Total Expenses of 1.72%:
        Units sold                                        0               0                0              0               491
        Units redeemed                                    0               0                0              0                 0
        Units transferred                                 0               0                0              0                12
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0                0              0               503
Beginning units                                           0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0                0              0               503
                                                 ============================================================================
Contracts With Total Expenses of 1.77% (F):
        Units sold                                  218,031         287,273          131,522         17,786            75,160
        Units redeemed                               (3,793)         (5,036)          (2,909)          (293)             (303)
        Units transferred                           205,278         197,183          121,099         47,852            26,622
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding            419,516         479,420          249,712         65,345           101,479
Beginning units                                           0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Ending units                                        419,516         479,420          249,712         65,345           101,479
                                                 ============================================================================
Contracts With Total Expenses of 1.77% (B):
        Units sold                                   15,769          30,144                0              0                 0
        Units redeemed                                 (150)           (963)               0              0                 0
        Units transferred                            25,843          69,867                0              0                 0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             41,462          99,048                0              0                 0
Beginning units                                           0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Ending units                                         41,462          99,048                0              0                 0
                                                 ============================================================================
Contracts With Total Expenses of 1.77% (G):
        Units sold                                        0               0                0              0                 0
        Units redeemed                                    0               0                0              0                 0
        Units transferred                                 0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0                0              0                 0
Beginning units                                           0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0                0              0                 0
                                                 ============================================================================
Contracts With Total Expenses of 1.80%:
        Units sold                                        0               0                0              0             2,261
        Units redeemed                                    0               0                0              0                 0
        Units transferred                                 0               0                0              0             1,635
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0                0              0             3,896
Beginning units                                           0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0                0              0             3,896
                                                 ============================================================================
Contracts With Total Expenses of 1.95%:
        Units sold                                        0               0                0              0             1,795
        Units redeemed                                    0               0                0              0                 0
        Units transferred                                 0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0                0              0             1,795
Beginning units                                           0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0                0              0             1,795
                                                 ============================================================================
Contracts With Total Expenses of 1.97%:
        Units sold                                        0               0                0              0               270
        Units redeemed                                    0               0                0              0                 0
        Units transferred                                 0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0                0              0               270
Beginning units                                           0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0                0              0               270
                                                 ============================================================================

                                                     Government
                                                         and                               Natural      Aggressive      Alliance
                                                     Quality Bond         Growth          Resources       Growth         Growth
                                                      Portfolio          Portfolio        Portfolio     Portfolio       Portfolio
                                                    (Class 2) (1)      (Class 2) (1)    (Class 2) (1)   (Class 1)       (Class 1)
                                                    -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
        Units sold                                           0                 0                0              0               0
        Units redeemed                                       0                 0                0              0               0
        Units transferred                                    0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0                0              0               0
Beginning units                                              0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Ending units                                                 0                 0                0              0               0
                                                    ============================================================================
Contracts With Total Expenses of 1.72%:
        Units sold                                       1,822               438                1              0               0
        Units redeemed                                       0                 0                0              0               0
        Units transferred                                   31                 0                9              0               0
                                                    ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 1,853               438               10              0               0
Beginning units                                              0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Ending units                                             1,853               438               10              0               0
                                                    ============================================================================
Contracts With Total Expenses of 1.77% (F):
        Units sold                                     194,349            56,725           15,423        101,652         271,113
        Units redeemed                                    (369)             (827)               0           (929)         (3,624)
        Units transferred                               34,475            10,698            4,477         65,000         156,620
                                                    ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               228,455            66,596           19,900        165,723         424,109
Beginning units                                              0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Ending units                                           228,455            66,596           19,900        165,723         424,109
                                                    ============================================================================
Contracts With Total Expenses of 1.77% (B):
        Units sold                                           0                 0                0          8,252          21,652
        Units redeemed                                       0                 0                0           (294)           (403)
        Units transferred                                    0                 0                0          9,845          15,116
                                                    ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0                0         17,803          36,365
Beginning units                                              0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Ending units                                                 0                 0                0         17,803          36,365
                                                    ============================================================================
Contracts With Total Expenses of 1.77% (G):
        Units sold                                           0                 0                0              0               0
        Units redeemed                                       0                 0                0              0               0
        Units transferred                                    0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0                0              0               0
Beginning units                                              0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Ending units                                                 0                 0                0              0               0
                                                    ============================================================================
Contracts With Total Expenses of 1.80%:
        Units sold                                           0                 0                0              0               0
        Units redeemed                                       0                 0                0              0               0
        Units transferred                                    0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0                0              0               0
Beginning units                                              0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Ending units                                                 0                 0                0              0               0
                                                    ============================================================================
Contracts With Total Expenses of 1.95%:
        Units sold                                           0                 0                0              0               0
        Units redeemed                                       0                 0                0              0               0
        Units transferred                                    0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0                0              0               0
Beginning units                                              0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Ending units                                                 0                 0                0              0               0
                                                    ============================================================================
Contracts With Total Expenses of 1.97%:
        Units sold                                           1                 1                1              0               0
        Units redeemed                                       0                 0                0              0               0
        Units transferred                                    0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                     1                 1                1              0               0
Beginning units                                              0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Ending units                                                 1                 1                1              0               0
                                                    ============================================================================

                                                                                                                              Davis
                                                      Asset         Blue Chip          Cash           Corporate           Venture
                                                   Allocation        Growth          Management          Bond              Value
                                                    Portfolio       Portfolio        Portfolio        Portfolio          Portfolio
                                                   (Class 1)        (Class 1)        (Class 1)        (Class 1)          (Class 1)
                                                   -------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
        Units sold                                        0                0                 0               0                  0
        Units redeemed                                    0                0                 0               0                  0
        Units transferred                                 0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0                0                 0               0                  0
Beginning units                                           0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Ending units                                              0                0                 0               0                  0
                                                   ==============================================================================
Contracts With Total Expenses of 1.72%:
        Units sold                                        0                0                 0               0                  0
        Units redeemed                                    0                0                 0               0                  0
        Units transferred                                 0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0                0                 0               0                  0
Beginning units                                           0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Ending units                                              0                0                 0               0                  0
                                                   ==============================================================================
Contracts With Total Expenses of 1.77% (F):
        Units sold                                   32,236          115,087         1,215,861         147,158            481,591
        Units redeemed                                 (200)         (10,775)          (55,363)         (3,066)           (12,626)
        Units transferred                            61,476           74,078          (606,413)        105,769            464,906
                                                   ------------------------------------------------------------------------------
Increase (decrease) in units outstanding             93,512          178,390           554,085         249,861            933,871
Beginning units                                           0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Ending units                                         93,512          178,390           554,085         249,861            933,871
                                                   ==============================================================================
Contracts With Total Expenses of 1.77% (B):
        Units sold                                        0              731             1,380               0             27,602
        Units redeemed                                    0             (209)                0               0               (692)
        Units transferred                                 0           10,407            15,062               0             47,025
                                                   ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0           10,929            16,442               0             73,935
Beginning units                                           0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Ending units                                              0           10,929            16,442               0             73,935
                                                   ==============================================================================
Contracts With Total Expenses of 1.77% (G):
        Units sold                                        0                0                 0               0                  0
        Units redeemed                                    0                0                 0               0                  0
        Units transferred                                 0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0                0                 0               0                  0
Beginning units                                           0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Ending units                                              0                0                 0               0                  0
                                                   ==============================================================================
Contracts With Total Expenses of 1.80%:
        Units sold                                        0                0                 0               0                  0
        Units redeemed                                    0                0                 0               0                  0
        Units transferred                                 0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0                0                 0               0                  0
Beginning units                                           0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Ending units                                              0                0                 0               0                  0
                                                   ==============================================================================
Contracts With Total Expenses of 1.95%:
        Units sold                                        0                0                 0               0                  0
        Units redeemed                                    0                0                 0               0                  0
        Units transferred                                 0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0                0                 0               0                  0
Beginning units                                           0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Ending units                                              0                0                 0               0                  0
                                                   ==============================================================================
Contracts With Total Expenses of 1.97%:
        Units sold                                        0                0                 0               0                  0
        Units redeemed                                    0                0                 0               0                  0
        Units transferred                                 0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0                0                 0               0                  0
Beginning units                                           0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Ending units                                              0                0                 0               0                  0
                                                   ==============================================================================

                                                       "Dogs" of       Emerging       Federated        Global
                                                      Wall Street      Markets          Value           Bond
                                                       Portfolio      Portfolio       Portfolio       Portfolio
                                                       (Class 1)      (Class 1)       (Class 1)       (Class 1)
                                                      ---------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
        Units sold                                           0               0               0               0
        Units redeemed                                       0               0               0               0
        Units transferred                                    0               0               0               0
                                                      --------------------------------------------------------
Increase (decrease) in units outstanding                     0               0               0               0
Beginning units                                              0               0               0               0
                                                      --------------------------------------------------------
Ending units                                                 0               0               0               0
                                                      ========================================================
Contracts With Total Expenses of 1.72%:
        Units sold                                           0               0               0               0
        Units redeemed                                       0               0               0               0
        Units transferred                                    0               0               0               0
                                                      --------------------------------------------------------
Increase (decrease) in units outstanding                     0               0               0               0
Beginning units                                              0               0               0               0
                                                      --------------------------------------------------------
Ending units                                                 0               0               0               0
                                                      ========================================================
Contracts With Total Expenses of 1.77% (F):
        Units sold                                      72,587          48,522          68,685          92,716
        Units redeemed                                  (1,189)           (527)         (2,586)           (652)
        Units transferred                               61,346          36,741          82,637          46,944
                                                      --------------------------------------------------------
Increase (decrease) in units outstanding               132,744          84,736         148,736         139,008
Beginning units                                              0               0               0               0
                                                      --------------------------------------------------------
Ending units                                           132,744          84,736         148,736         139,008
                                                      ========================================================
Contracts With Total Expenses of 1.77% (B):
        Units sold                                           0           1,116               0               0
        Units redeemed                                       0               0               0             (69)
        Units transferred                                    0           1,290               0           8,252
                                                      --------------------------------------------------------
Increase (decrease) in units outstanding                     0           2,406               0           8,183
Beginning units                                              0               0               0               0
                                                      --------------------------------------------------------
Ending units                                                 0           2,406               0           8,183
                                                      ========================================================
Contracts With Total Expenses of 1.77% (G):
        Units sold                                           0               0               0               0
        Units redeemed                                       0               0               0               0
        Units transferred                                    0               0               0               0
                                                      --------------------------------------------------------
Increase (decrease) in units outstanding                     0               0               0               0
Beginning units                                              0               0               0               0
                                                      --------------------------------------------------------
Ending units                                                 0               0               0               0
                                                      ========================================================
Contracts With Total Expenses of 1.80%:
        Units sold                                           0               0               0               0
        Units redeemed                                       0               0               0               0
        Units transferred                                    0               0               0               0
                                                      --------------------------------------------------------
Increase (decrease) in units outstanding                     0               0               0               0
Beginning units                                              0               0               0               0
                                                      --------------------------------------------------------
Ending units                                                 0               0               0               0
                                                      ========================================================
Contracts With Total Expenses of 1.95%:
        Units sold                                           0               0               0               0
        Units redeemed                                       0               0               0               0
        Units transferred                                    0               0               0               0
                                                      --------------------------------------------------------
Increase (decrease) in units outstanding                     0               0               0               0
Beginning units                                              0               0               0               0
                                                      --------------------------------------------------------
Ending units                                                 0               0               0               0
                                                      ========================================================
Contracts With Total Expenses of 1.97%:
        Units sold                                           0               0               0               0
        Units redeemed                                       0               0               0               0
        Units transferred                                    0               0               0               0
                                                      --------------------------------------------------------
Increase (decrease) in units outstanding                     0               0               0               0
Beginning units                                              0               0               0               0
                                                      --------------------------------------------------------
Ending units                                                 0               0               0               0
                                                      ========================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2001.

                                                               Goldman
                                                  Global        Sachs        Growth-        Growth       High-Yield
                                                 Equities      Research      Income      Opportunities      Bond
                                                 Portfolio    Portfolio     Portfolio     Portfolio      Portfolio
                                                 (Class 1)    (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                               --------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                              0            0             0            0             0
   Units redeemed                                          0            0             0            0             0
   Units transferred                                       0            0             0            0             0
                                               -------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0             0            0             0
Beginning units                                            0            0             0            0             0
                                               -------------------------------------------------------------------
Ending units                                               0            0             0            0             0
                                               ===================================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                              0            0             0            0             0
   Units redeemed                                          0            0             0            0             0
   Units transferred                                       0            0             0            0             0
                                               -------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0             0            0             0
Beginning units                                            0            0             0            0             0
                                               -------------------------------------------------------------------
Ending units                                               0            0             0            0             0
                                               ===================================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                        557,258      502,510     1,161,629      555,428       474,148
   Units redeemed                                 (2,221,181)    (337,549)   (4,003,220)    (262,693)   (1,885,381)
   Units transferred                                (740,186)    (346,520)     (156,406)   1,715,160     1,322,735
                                               -------------------------------------------------------------------
Increase (decrease) in units outstanding          (2,404,109)    (181,559)   (2,997,997)   2,007,895       (88,498)
Beginning units                                   23,525,997    3,794,861    48,246,391    3,366,699    17,335,176
                                               -------------------------------------------------------------------
Ending units                                      21,121,888    3,613,302    45,248,394    5,374,594    17,246,678
                                               ===================================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                          3,403            0        45,723            0             0
   Units redeemed                                       (306)           0          (808)           0             0
   Units transferred                                   6,784            0       108,390            0             0
                                               -------------------------------------------------------------------
Increase (decrease) in units outstanding               9,881            0       153,305            0             0
Beginning units                                            0            0             0            0             0
                                               -------------------------------------------------------------------
Ending units                                           9,881            0       153,305            0             0
                                               ===================================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                              0            0             0            0             0
   Units redeemed                                          0            0             0            0             0
   Units transferred                                       0            0             0            0             0
                                               -------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0             0            0             0
Beginning units                                            0            0             0            0             0
                                               -------------------------------------------------------------------
Ending units                                               0            0             0            0             0
                                               ===================================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                              0            0             0            0             0
   Units redeemed                                          0            0             0            0             0
   Units transferred                                       0            0             0            0             0
                                               -------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0             0            0             0
Beginning units                                            0            0             0            0             0
                                               -------------------------------------------------------------------
Ending units                                               0            0             0            0             0
                                               ===================================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                              0            0             0            0             0
   Units redeemed                                          0            0             0            0             0
   Units transferred                                       0            0             0            0             0
                                               -------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0             0            0             0
Beginning units                                            0            0             0            0             0
                                               -------------------------------------------------------------------
Ending units                                               0            0             0            0             0
                                               ===================================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                              0            0             0            0             0
   Units redeemed                                          0            0             0            0             0
   Units transferred                                       0            0             0            0             0
                                               -------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0             0            0             0
Beginning units                                            0            0             0            0             0
                                               -------------------------------------------------------------------
Ending units                                               0            0             0            0             0
                                               ===================================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                              0            0             0            0             0
   Units redeemed                                          0            0             0            0             0
   Units transferred                                       0            0             0            0             0
                                               -------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0             0            0             0
Beginning units                                            0            0             0            0             0
                                               -------------------------------------------------------------------
Ending units                                               0            0             0            0             0
                                               ===================================================================


                                                          International                           MFS          MFS
                                                  Diversified    International    Marsico     Growth and     Mid-Cap
                                                   Equities     Growth & Income   Growth         Income      Growth
                                                   Portfolio      Portfolio      Portfolio     Portfolio    Portfolio
                                                   (Class 1)      (Class 1)      (Class 1)     (Class 1)    (Class 1)
                                                 ---------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                                0               0            0             0            0
   Units redeemed                                            0               0            0             0            0
   Units transferred                                         0               0            0             0            0
                                                 ---------------------------------------------------------------------
Increase (decrease) in units outstanding                     0               0            0             0            0
Beginning units                                              0               0            0             0            0
                                                 ---------------------------------------------------------------------
Ending units                                                 0               0            0             0            0
                                                 =====================================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                                0               0            0             0            0
   Units redeemed                                            0               0            0             0            0
   Units transferred                                         0               0            0             0            0
                                                 ---------------------------------------------------------------------
Increase (decrease) in units outstanding                     0               0            0             0            0
Beginning units                                              0               0            0             0            0
                                                 ---------------------------------------------------------------------
Ending units                                                 0               0            0             0            0
                                                 =====================================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                          416,498         844,446      292,521       588,881    1,608,720
   Units redeemed                                   (1,694,960)     (1,508,873)     (13,011)   (1,486,582)  (1,397,475)
   Units transferred                                (1,393,502)        541,306      957,006     1,333,055    2,275,086
                                                 ---------------------------------------------------------------------
Increase (decrease) in units outstanding            (2,671,964)       (123,121)   1,236,516       435,354    2,486,331
Beginning units                                     23,707,337      22,024,791           46    14,983,275   17,764,548
                                                 ---------------------------------------------------------------------
Ending units                                        21,035,373      21,901,670    1,236,562    15,418,629   20,250,879
                                                 =====================================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                                0           1,445            0         2,358       13,578
   Units redeemed                                            0            (154)           0             0          (64)
   Units transferred                                         0           9,068            0         3,359       14,844
                                                 ---------------------------------------------------------------------
Increase (decrease) in units outstanding                     0          10,359            0         5,717       28,358
Beginning units                                              0               0            0             0            0
                                                 ---------------------------------------------------------------------
Ending units                                                 0          10,359            0         5,717       28,358
                                                 =====================================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                                0               0            0             0            0
   Units redeemed                                            0               0            0             0            0
   Units transferred                                         0               0            0             0            0
                                                 ---------------------------------------------------------------------
Increase (decrease) in units outstanding                     0               0            0             0            0
Beginning units                                              0               0            0             0            0
                                                 ---------------------------------------------------------------------
Ending units                                                 0               0            0             0            0
                                                 =====================================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                                0               0            0             0            0
   Units redeemed                                            0               0            0             0            0
   Units transferred                                         0               0            0             0            0
                                                 ---------------------------------------------------------------------
Increase (decrease) in units outstanding                     0               0            0             0            0
Beginning units                                              0               0            0             0            0
                                                 ---------------------------------------------------------------------
Ending units                                                 0               0            0             0            0
                                                 =====================================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                                0               0            0             0            0
   Units redeemed                                            0               0            0             0            0
   Units transferred                                         0               0            0             0            0
                                                 ---------------------------------------------------------------------
Increase (decrease) in units outstanding                     0               0            0             0            0
Beginning units                                              0               0            0             0            0
                                                 ---------------------------------------------------------------------
Ending units                                                 0               0            0             0            0
                                                 =====================================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                                0               0            0             0            0
   Units redeemed                                            0               0            0             0            0
   Units transferred                                         0               0            0             0            0
                                                 ---------------------------------------------------------------------
Increase (decrease) in units outstanding                     0               0            0             0            0
Beginning units                                              0               0            0             0            0
                                                 ---------------------------------------------------------------------
Ending units                                                 0               0            0             0            0
                                                 =====================================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                                0               0            0             0            0
   Units redeemed                                            0               0            0             0            0
   Units transferred                                         0               0            0             0            0
                                                 ---------------------------------------------------------------------
Increase (decrease) in units outstanding                     0               0            0             0            0
Beginning units                                              0               0            0             0            0
                                                 ---------------------------------------------------------------------
Ending units                                                 0               0            0             0            0
                                                 =====================================================================

                                                      MFS          Putnam        Real             SunAmerica           Telecome
                                                  Total Return     Growth       Estate      Balanced     Technology     Utility
                                                   Portfolio     Portfolio    Portfolio     Portfolio    Portfolio     Portfolio
                                                   (Class 1)     (Class 1)    (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                                 ------------------------------------------------------------------    ---------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                                0            0            0             0            0             0
   Units redeemed                                            0            0            0             0            0             0
   Units transferred                                         0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0            0            0             0            0             0
Beginning units                                              0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Ending units                                                 0            0            0             0            0             0
                                                 ================================================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                                0            0            0             0            0             0
   Units redeemed                                            0            0            0             0            0             0
   Units transferred                                         0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0            0            0             0            0             0
Beginning units                                              0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Ending units                                                 0            0            0             0            0             0
                                                 ================================================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                        1,227,573      678,556      240,755       705,201    1,140,208       148,372
   Units redeemed                                   (1,298,613)  (2,179,403)    (591,362)   (1,757,117)    (811,521)     (549,072)
   Units transferred                                 6,769,538     (996,029)     552,032       809,011    2,925,086      (259,284)
                                                 --------------------------------------------------------------------------------
Increase (decrease) in units outstanding             6,698,498   (2,496,876)     201,425      (242,905)   3,253,773      (659,984)
Beginning units                                     12,415,600   25,149,348    6,924,578    22,482,469    7,188,483     6,673,364
                                                 --------------------------------------------------------------------------------
Ending units                                        19,114,098   22,652,472    7,126,003    22,239,564   10,442,256     6,013,380
                                                 ================================================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                           27,558       16,733            0        16,945            0             0
   Units redeemed                                         (962)        (824)           0          (625)           0             0
   Units transferred                                    56,644       36,281            0        75,881            0             0
                                                 --------------------------------------------------------------------------------
Increase (decrease) in units outstanding                83,240       52,190            0        92,201            0             0
Beginning units                                              0          360            0         1,157            0             0
                                                 --------------------------------------------------------------------------------
Ending units                                            83,240       52,550            0        93,358            0             0
                                                 ================================================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                                0            0            0             0            0             0
   Units redeemed                                            0            0            0             0            0             0
   Units transferred                                         0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0            0            0             0            0             0
Beginning units                                              0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Ending units                                                 0            0            0             0            0             0
                                                 ================================================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                                0            0            0             0            0             0
   Units redeemed                                            0            0            0             0            0             0
   Units transferred                                         0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0            0            0             0            0             0
Beginning units                                              0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Ending units                                                 0            0            0             0            0             0
                                                 ================================================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                                0            0            0             0            0             0
   Units redeemed                                            0            0            0             0            0             0
   Units transferred                                         0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0            0            0             0            0             0
Beginning units                                              0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Ending units                                                 0            0            0             0            0             0
                                                 ================================================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                                0            0            0             0            0             0
   Units redeemed                                            0            0            0             0            0             0
   Units transferred                                         0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0            0            0             0            0             0
Beginning units                                              0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Ending units                                                 0            0            0             0            0             0
                                                 ================================================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                                0            0            0             0            0             0
   Units redeemed                                            0            0            0             0            0             0
   Units transferred                                         0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0            0            0             0            0             0
Beginning units                                              0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Ending units                                                 0            0            0             0            0             0
                                                 ================================================================================

                                                   Worldwide     Aggressive      Alliance         Asset         Blue Chip
                                                  High Income      Growth         Growth       Allocation        Growth
                                                   Portfolio     Portfolio      Portfolio       Portfolio      Portfolio
                                                   (Class 1)    (Class 2) (1)  (Class 2) (1)  (Class 2) (1)   (Class 2) (1)
                                                 --------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                                0              0              0             0                0
   Units redeemed                                            0              0              0             0                0
   Units transferred                                         0              0              0             0                0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0              0              0             0                0
Beginning units                                              0              0              0             0                0
                                                 --------------------------------------------------------------------------
Ending units                                                 0              0              0             0                0
                                                 ==========================================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                                0              0            613             0                0
   Units redeemed                                            0              0              0             0                0
   Units transferred                                         0              0            122             0                0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0              0            735             0                0
Beginning units                                              0              0              0             0                0
                                                 --------------------------------------------------------------------------
Ending units                                                 0              0            735             0                0
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                           87,841         78,058        202,086         8,465          129,118
   Units redeemed                                     (610,815)          (129)        (1,031)          (18)             (88)
   Units transferred                                  (268,292)        20,860         97,598         3,633           52,713
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding              (791,266)        98,789        298,653        12,080          181,743
Beginning units                                      6,356,085              0              0             0                0
                                                 --------------------------------------------------------------------------
Ending units                                         5,564,819         98,789        298,653        12,080          181,743
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                                0              0              0             0                0
   Units redeemed                                            0              0              0             0                0
   Units transferred                                         0              0              0             0                0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0              0              0             0                0
Beginning units                                              0              0              0             0                0
                                                 --------------------------------------------------------------------------
Ending units                                                 0              0              0             0                0
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                                0              1          1,372             1                1
   Units redeemed                                            0              0              0             0                0
   Units transferred                                         0              0              0             0                0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0              1          1,372             1                1
Beginning units                                              0              0              0             0                0
                                                 --------------------------------------------------------------------------
Ending units                                                 0              1          1,372             1                1
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                                0              0              0             0                0
   Units redeemed                                            0              0              0             0                0
   Units transferred                                         0              0              0             0                0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0              0              0             0                0
Beginning units                                              0              0              0             0                0
                                                 --------------------------------------------------------------------------
Ending units                                                 0              0              0             0                0
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                                0              0              0             0                0
   Units redeemed                                            0              0              0             0                0
   Units transferred                                         0              0              0             0                0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0              0              0             0                0
Beginning units                                              0              0              0             0                0
                                                 --------------------------------------------------------------------------
Ending units                                                 0              0              0             0                0
                                                 ==========================================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                                0              0          8,883             0                0
   Units redeemed                                            0              0            (52)            0                0
   Units transferred                                         0              0            223             0                0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0              0          9,054             0                0
Beginning units                                              0              0              0             0                0
                                                 --------------------------------------------------------------------------
Ending units                                                 0              0          9,054             0                0
                                                 ==========================================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                                0              0              1             0                0
   Units redeemed                                            0              0              0             0                0
   Units transferred                                         0              0             28             0                0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0              0             29             0                0
Beginning units                                              0              0              0             0                0
                                                 --------------------------------------------------------------------------
Ending units                                                 0              0             29             0                0
                                                 ==========================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(1)  For the period from July 9, 2001 (inception) to December 31, 2001.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

    For the year ended December 31, 2001.

                                                              Goldman
                                                 Global        Sachs        Growth-       Growth      High-Yield
                                                Equities      Research      Income     Opportunities     Bond
                                               Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                               (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                               -----------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                          0             0             0             0             0
   Units redeemed                                      0             0             0             0             0
   Units transferred                                   0             0             0             0             0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0
Beginning units                                        0             0             0             0             0
                                               -----------------------------------------------------------------
Ending units                                           0             0             0             0             0
                                               =================================================================
Contracts With Total Expenses of 1.72%:
   Units sold                                          0             0             0             0             0
   Units redeemed                                      0             0             0             0             0
   Units transferred                                   0             0             0             0             0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0
Beginning units                                        0             0             0             0             0
                                               -----------------------------------------------------------------
Ending units                                           0             0             0             0             0
                                               =================================================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                     46,842        83,194       191,492        81,885        71,361
   Units redeemed                                 (1,320)         (582)       (5,789)       (2,282)         (616)
   Units transferred                              40,367       145,292       159,327        70,715       141,184
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding          85,889       227,904       345,030       150,318       211,929
Beginning units                                        0             0             0             0             0
                                               -----------------------------------------------------------------
Ending units                                      85,889       227,904       345,030       150,318       211,929
                                               =================================================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                          1             0         9,221             0             0
   Units redeemed                                    (50)            0        (1,541)            0             0
   Units transferred                               1,430             0        33,889             0             0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding           1,381             0        41,569             0             0
Beginning units                                        0             0             0             0             0
                                               -----------------------------------------------------------------
Ending units                                       1,381             0        41,569             0             0
                                               =================================================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                          0             0             0             0             0
   Units redeemed                                      0             0             0             0             0
   Units transferred                                   0             0             0             0             0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0
Beginning units                                        0             0             0             0             0
                                               -----------------------------------------------------------------
Ending units                                           0             0             0             0             0
                                               =================================================================
Contracts With Total Expenses of 1.80%:
   Units sold                                          0             0             0             0             0
   Units redeemed                                      0             0             0             0             0
   Units transferred                                   0             0             0             0             0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0
Beginning units                                        0             0             0             0             0
                                               -----------------------------------------------------------------
Ending units                                           0             0             0             0             0
                                               =================================================================
Contracts With Total Expenses of 1.95%:
   Units sold                                          0             0             0             0             0
   Units redeemed                                      0             0             0             0             0
   Units transferred                                   0             0             0             0             0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0
Beginning units                                        0             0             0             0             0
                                               -----------------------------------------------------------------
Ending units                                           0             0             0             0             0
                                               =================================================================
Contracts With Total Expenses of 1.97%:
   Units sold                                          0             0             0             0             0
   Units redeemed                                      0             0             0             0             0
   Units transferred                                   0             0             0             0             0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0
Beginning units                                        0             0             0             0             0
                                               -----------------------------------------------------------------
Ending units                                           0             0             0             0             0
                                               =================================================================

                                                 International                                    MFS               MFS
                                                  Diversified    International    Marsico      Growth and         Mid-Cap
                                                    Equities    Growth & Income    Growth        Income           Growth
                                                   Portfolio       Portfolio      Portfolio     Portfolio        Portfolio
                                                   (Class 1)       (Class 1)      (Class 1)     (Class 1)        (Class 1)
                                                 -------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                    116,614         179,475         207,569         151,315         352,823
     Units redeemed                                 (1,830)         (1,369)         (4,915)         (8,563)         (5,036)
     Units transferred                              31,016         166,678          74,461         112,511         294,732
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding           145,800         344,784         277,115         255,263         642,519
Beginning units                                          0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                       145,800         344,784         277,115         255,263         642,519
                                                 =========================================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                          0           3,368               0           9,521           8,304
     Units redeemed                                      0               0               0            (139)           (567)
     Units transferred                                   0           1,917               0           5,173          33,719
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0           5,285               0          14,555          41,456
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0           5,285               0          14,555          41,456
                                                 =========================================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================


                                                   MFS          Putnam             Real         SunAmerica
                                              Total Return      Growth            Estate         Balanced      Technology
                                                Portfolio      Portfolio         Portfolio       Portfolio      Portfolio
                                                (Class 1)      (Class 1)         (Class 1)       (Class 1)      (Class 1)
                                              ---------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                    363,350          87,167          20,882         115,094         344,125
     Units redeemed                                (12,453)         (1,700)           (900)        (10,191)         (2,687)
     Units transferred                             322,846          48,488          26,946          64,544         206,485
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding           673,743         133,955          46,928         169,447         547,923
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                       673,743         133,955          46,928         169,447         547,923
                                              ============================================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                     11,755           2,448               0             356               0
     Units redeemed                                   (195)         (1,874)              0          (1,561)              0
     Units transferred                              30,626          11,882               0          17,585               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding            42,186          12,456               0          16,380               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                        42,186          12,456               0          16,380               0
                                              ============================================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================

                                               Telecom    Worldwide    Aggressive      Alliance          Asset        Blue Chip
                                               Utility   High Income     Growth         Growth        Allocation       Growth
                                              Portfolio   Portfolio     Portfolio      Portfolio      Portfolio       Portfolio
                                              (Class 1)   (Class 1)   (Class 2) (1)  (Class 2) (1)  (Class 2) (1)   (Class 2) (1)
                                              ----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0         0               0           3,502               0              0
     Units redeemed                                   0         0               0               0               0              0
     Units transferred                                0         0               0              39               0              0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0         0               0           3,541               0              0
Beginning units                                       0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Ending units                                          0         0               0           3,541               0              0
                                              ==================================================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                       0         0               1             358           1,163            427
     Units redeemed                                   0         0               0               0               0              0
     Units transferred                                0         0               0              17              25              0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0         0               1             375           1,188            427
Beginning units                                       0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Ending units                                          0         0               1             375           1,188            427
                                              ==================================================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                  34,134    10,470          41,185          76,543          11,931         51,311
     Units redeemed                                (168)     (159)           (660)           (725)              0            (23)
     Units transferred                           21,367    22,670           8,507          24,943           5,697         10,487
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding         55,333    32,981          49,032         100,761          17,628         61,775
Beginning units                                       0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Ending units                                     55,333    32,981          49,032         100,761          17,628         61,775
                                              ==================================================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                       0         0               0               0               0              0
     Units redeemed                                   0         0               0               0               0              0
     Units transferred                                0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0         0               0               0               0              0
Beginning units                                       0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Ending units                                          0         0               0               0               0              0
                                              ==================================================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                       0         0               0               0               0              0
     Units redeemed                                   0         0               0               0               0              0
     Units transferred                                0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0         0               0               0               0              0
Beginning units                                       0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Ending units                                          0         0               0               0               0              0
                                              ==================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                       0         0               0             322               0              0
     Units redeemed                                   0         0               0              (7)              0              0
     Units transferred                                0         0               0           1,094               0              0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0         0               0           1,409               0              0
Beginning units                                       0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Ending units                                          0         0               0           1,409               0              0
                                              ==================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                       0         0               0               1               0              0
     Units redeemed                                   0         0               0               0               0              0
     Units transferred                                0         0               0              20               0              0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0         0               0              21               0              0
Beginning units                                       0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Ending units                                          0         0               0              21               0              0
                                              ==================================================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                       0         0               1               1             526              2
     Units redeemed                                   0         0               0               0               0              0
     Units transferred                                0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0         0               1               1             526              2
Beginning units                                       0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Ending units                                          0         0               1               1             526              2
                                              ==================================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in Polaris America product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from July 9, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2001.

                                                   Cash         Corporate        Davis         "Dogs" of       Emerging
                                                Management        Bond       Venture Value    Wall Street       Markets
                                                 Portfolio       Portfolio     Portfolio       Portfolio       Portfolio
                                               (Class 2) (1)  (Class 2) (1)  (Class 2) (1)   (Class 2) (1)   (Class 2) (1)
                                               ---------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                            0               0               0               0               0
   Units redeemed                                        0               0               0               0               0
   Units transferred                                     0               0               0               0               0
                                               ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                               ---------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                               ===========================================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                            0               0             195               0               0
   Units redeemed                                        0               0             (13)              0               0
   Units transferred                                     0               0           2,347               0               0
                                               ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0           2,529               0               0
Beginning units                                          0               0               0               0               0
                                               ---------------------------------------------------------------------------
Ending units                                             0               0           2,529               0               0
                                               ===========================================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                      685,382         184,138         365,789          94,230          28,924
   Units redeemed                                   (1,325)         (2,517)         (1,455)           (448)            (52)
   Units transferred                              (123,969)        102,398         162,153          20,188           7,944
                                               ---------------------------------------------------------------------------
Increase (decrease) in units outstanding           560,088         284,019         526,487         113,970          36,816
Beginning units                                          0               0               0               0               0
                                               ---------------------------------------------------------------------------
Ending units                                       560,088         284,019         526,487         113,970          36,816
                                               ===========================================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                            0               0               0               0               0
   Units redeemed                                        0               0               0               0               0
   Units transferred                                     0               0               0               0               0
                                               ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                               ---------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                               ===========================================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                        7,142           8,147           3,140             528               1
   Units redeemed                                        0               0               0               0               0
   Units transferred                                     0               0               0               0               0
                                               ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             7,142           8,147           3,140             528               1
Beginning units                                          0               0               0               0               0
                                               ---------------------------------------------------------------------------
Ending units                                         7,142           8,147           3,140             528               1
                                               ===========================================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                            0               0               0               0               0
   Units redeemed                                        0               0               0               0               0
   Units transferred                                     0               0               0               0               0
                                               ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                               ---------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                               ===========================================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                            0               0               0               0               0
   Units redeemed                                        0               0               0               0               0
   Units transferred                                     0               0               0               0               0
                                               ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                               ---------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                               ===========================================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                            0               0             340               0               0
   Units redeemed                                        0               0             (33)              0               0
   Units transferred                                     0               0             713               0               0
                                               ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0           1,020               0               0
Beginning units                                          0               0               0               0               0
                                               ---------------------------------------------------------------------------
Ending units                                             0               0           1,020               0               0
                                               ===========================================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                            0               0               0               0               0
   Units redeemed                                        0               0               0               0               0
   Units transferred                                     0               0               0               0               0
                                               ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                               ---------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                               ===========================================================================

                                               Federated         Foreign         Global          Global
                                                Value             Value           Bond          Equities
                                               Protfolio         Portfolio      Portfolio       Portfolio
                                              (Class 2) (1)     (Class 2)     (Class 2) (1)    (Class 2) (1)
                                              -----------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
               Units sold                                0               0              0               0
               Units redeemed                            0               0              0               0
               Units transferred                         0               0              0               0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                 0               0              0               0
Beginning units                                          0               0              0               0
                                              -----------------------------------------------------------
Ending units                                             0               0              0               0
                                              ===========================================================
Contracts With Total Expenses of 1.40%:
               Units sold                                0               0              0               1
               Units redeemed                            0               0              0               0
               Units transferred                         0               0              0           1,340
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                 0               0              0           1,341
Beginning units                                          0               0              0               0
                                              -----------------------------------------------------------
Ending units                                             0               0              0           1,341
                                              ===========================================================
Contracts With Total Expenses of 1.52% (A):
               Units sold                           96,239               0         45,679          61,078
               Units redeemed                       (1,080)              0            (65)           (149)
               Units transferred                    57,124               0         15,463          15,253
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding           152,283               0         61,077          76,182
Beginning units                                          0               0              0               0
                                              -----------------------------------------------------------
Ending units                                       152,283               0         61,077          76,182
                                              ===========================================================
Contracts With Total Expenses of 1.52% (B):
               Units sold                                0               0              0               0
               Units redeemed                            0               0              0               0
               Units transferred                         0               0              0               0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                 0               0              0               0
Beginning units                                          0               0              0               0
                                              -----------------------------------------------------------
Ending units                                             0               0              0               0
                                              ===========================================================
Contracts With Total Expenses of 1.52% (C):
               Units sold                            4,275               0          2,885               1
               Units redeemed                            0               0              0               0
               Units transferred                         0               0              0               0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding             4,275               0          2,885               1
Beginning units                                          0               0              0               0
                                              -----------------------------------------------------------
Ending units                                         4,275               0          2,885               1
                                              ===========================================================
Contracts With Total Expenses of 1.52% (G):
               Units sold                                0               0              0               0
               Units redeemed                            0               0              0               0
               Units transferred                         0               0              0               0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                 0               0              0               0
Beginning units                                          0               0              0               0
                                              -----------------------------------------------------------
Ending units                                             0               0              0               0
                                              ===========================================================
Contracts With Total Expenses of 1.52% (H):
               Units sold                                0               0              0               0
               Units redeemed                            0               0              0               0
               Units transferred                         0               0              0               0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                 0               0              0               0
Beginning units                                          0               0              0               0
                                              -----------------------------------------------------------
Ending units                                             0               0              0               0
                                              ===========================================================
Contracts With Total Expenses of 1.55% (D):
               Units sold                                0               0              0             146
               Units redeemed                            0               0              0               0
               Units transferred                         0               0              0              57
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                 0               0              0             203
Beginning units                                          0               0              0               0
                                              -----------------------------------------------------------
Ending units                                             0               0              0             203
                                              ===========================================================
Contracts With Total Expenses of 1.55% (E):
               Units sold                                0               0              0               1
               Units redeemed                            0               0              0               0
               Units transferred                         0               0              0              14
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                 0               0              0              15
Beginning units                                          0               0              0               0
                                              -----------------------------------------------------------
Ending units                                             0               0              0              15
                                              ===========================================================

                                                                                                             International
                                              Goldman Sachs       Growth-         Growth        High-Yield     Diversified
                                                Research          Income     Opportunities        Bond          Equities
                                                Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                              (Class 2) (1)   (Class 2) (1)   (Class 2) (1)   (Class 2) (1)   (Class 2) (1)
                                             -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.40%:
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.52% (A):
               Units sold                           96,650         170,980          66,457          75,162          50,738
               Units redeemed                         (167)         (1,116)           (263)           (302)            (40)
               Units transferred                    41,133          73,949          21,365          50,776          15,389
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding           137,616         243,813          87,559         125,636          66,087
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                       137,616         243,813          87,559         125,636          66,087
                                              ============================================================================
Contracts With Total Expenses of 1.52% (B):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.52% (C):
               Units sold                           11,942               1               2               1             703
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding            11,942               1               2               1             703
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                        11,942               1               2               1             703
                                              ============================================================================
Contracts With Total Expenses of 1.52% (G):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.52% (H):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.55% (D):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.55% (E):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================

                                              International
                                                 Growth          Marsico       MFS Growth     MFS Mid-Cap
                                               and Income        Growth        and Income       Growth
                                                Portfolio       Portfolio       Portfolio      Portfolio
                                              (Class 2) (1)   (Class 2) (1)   (Class 2) (1)   (Class 2) (1)
                                              ------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
               Units sold                                0               0               0               0
               Units redeemed                            0               0               0               0
               Units transferred                         0               0               0               0
                                              ------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0
Beginning units                                          0               0               0               0
                                              ------------------------------------------------------------
Ending units                                             0               0               0               0
                                              ============================================================
Contracts With Total Expenses of 1.40%:
               Units sold                                0               0               0           1,236
               Units redeemed                            0               0               0             (68)
               Units transferred                         0               0               0           6,396
                                              ------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0           7,564
Beginning units                                          0               0               0               0
                                              ------------------------------------------------------------
Ending units                                             0               0               0           7,564
                                              ============================================================
Contracts With Total Expenses of 1.52% (A):
               Units sold                          131,795         150,307          97,115         268,952
               Units redeemed                         (212)           (929)           (191)           (547)
               Units transferred                    28,909          72,499          28,290         133,776
                                              ------------------------------------------------------------
Increase (decrease) in units outstanding           160,492         221,877         125,214         402,181
Beginning units                                          0               0               0               0
                                              ------------------------------------------------------------
Ending units                                       160,492         221,877         125,214         402,181
                                              ============================================================
Contracts With Total Expenses of 1.52% (B):
               Units sold                                0               0               0               0
               Units redeemed                            0               0               0               0
               Units transferred                         0               0               0               0
                                              ------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0
Beginning units                                          0               0               0               0
                                              ------------------------------------------------------------
Ending units                                             0               0               0               0
                                              ============================================================
Contracts With Total Expenses of 1.52% (C):
               Units sold                            8,558               0               1           3,308
               Units redeemed                            0               0               0               0
               Units transferred                         0               0               0               0
                                              ------------------------------------------------------------
Increase (decrease) in units outstanding             8,558               0               1           3,308
Beginning units                                          0               0               0               0
                                              ------------------------------------------------------------
Ending units                                         8,558               0               1           3,308
                                              ============================================================
Contracts With Total Expenses of 1.52% (G):
               Units sold                                0               0               0               0
               Units redeemed                            0               0               0               0
               Units transferred                         0               0               0               0
                                              ------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0
Beginning units                                          0               0               0               0
                                              ------------------------------------------------------------
Ending units                                             0               0               0               0
                                              ============================================================
Contracts With Total Expenses of 1.52% (H):
               Units sold                                0               0               0               0
               Units redeemed                            0               0               0               0
               Units transferred                         0               0               0               0
                                              ------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0
Beginning units                                          0               0               0               0
                                              ------------------------------------------------------------
Ending units                                             0               0               0               0
                                              ============================================================
Contracts With Total Expenses of 1.55% (D):
               Units sold                                0               0               0             303
               Units redeemed                            0               0               0             (71)
               Units transferred                         0               0               0           1,812
                                              ------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0           2,044
Beginning units                                          0               0               0               0
                                              ------------------------------------------------------------
Ending units                                             0               0               0           2,044
                                              ============================================================
Contracts With Total Expenses of 1.55% (E):
               Units sold                                0               0               0               1
               Units redeemed                            0               0               0               0
               Units transferred                         0               0               0              67
                                              ------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0              68
Beginning units                                          0               0               0               0
                                              ------------------------------------------------------------
Ending units                                             0               0               0              68
                                              ============================================================

                                               MFS Total         Putnam         Real
                                                 Return          Growth         Estate
                                               Portfolio       Portfolio     Portfolio
                                              (Class 2) (1)   (Class 2) (1)  (Class 2) (1)
                                              -------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
               Units sold                                0               0            0
               Units redeemed                            0               0            0
               Units transferred                         0               0            0
                                              -----------------------------------------
Increase (decrease) in units outstanding                 0               0            0
Beginning units                                          0               0            0
                                              -----------------------------------------
Ending units                                             0               0            0
                                              =========================================
Contracts With Total Expenses of 1.40%:
               Units sold                                0               0            0
               Units redeemed                            0               0            0
               Units transferred                         0               0            0
                                              -----------------------------------------
Increase (decrease) in units outstanding                 0               0            0
Beginning units                                          0               0            0
                                              -----------------------------------------
Ending units                                             0               0            0
                                              =========================================
Contracts With Total Expenses of 1.52% (A):
               Units sold                          367,143          76,317       31,072
               Units redeemed                       (3,536)           (226)         (39)
               Units transferred                   144,881          26,312       36,643
                                              -----------------------------------------
Increase (decrease) in units outstanding           508,488         102,403       67,676
Beginning units                                          0               0            0
                                              -----------------------------------------
Ending units                                       508,488         102,403       67,676
                                              =========================================
Contracts With Total Expenses of 1.52% (B):
               Units sold                                0               0            0
               Units redeemed                            0               0            0
               Units transferred                         0               0            0
                                              -----------------------------------------
Increase (decrease) in units outstanding                 0               0            0
Beginning units                                          0               0            0
                                              -----------------------------------------
Ending units                                             0               0            0
                                              =========================================
Contracts With Total Expenses of 1.52% (C):
               Units sold                            1,168               1          513
               Units redeemed                            0               0            0
               Units transferred                         0               0            0
                                              -----------------------------------------
Increase (decrease) in units outstanding             1,168               1          513
Beginning units                                          0               0            0
                                              -----------------------------------------
Ending units                                         1,168               1          513
                                              =========================================
Contracts With Total Expenses of 1.52% (G):
               Units sold                                0               0            0
               Units redeemed                            0               0            0
               Units transferred                         0               0            0
                                              -----------------------------------------
Increase (decrease) in units outstanding                 0               0            0
Beginning units                                          0               0            0
                                              -----------------------------------------
Ending units                                             0               0            0
                                              =========================================
Contracts With Total Expenses of 1.52% (H):
               Units sold                                0               0            0
               Units redeemed                            0               0            0
               Units transferred                         0               0            0
                                              -----------------------------------------
Increase (decrease) in units outstanding                 0               0            0
Beginning units                                          0               0            0
                                              -----------------------------------------
Ending units                                             0               0            0
                                              =========================================
Contracts With Total Expenses of 1.55% (D):
               Units sold                                0               0            0
               Units redeemed                            0               0            0
               Units transferred                         0               0            0
                                              -----------------------------------------
Increase (decrease) in units outstanding                 0               0            0
Beginning units                                          0               0            0
                                              -----------------------------------------
Ending units                                             0               0            0
                                              =========================================
Contracts With Total Expenses of 1.55% (E):
               Units sold                                0               0            0
               Units redeemed                            0               0            0
               Units transferred                         0               0            0
                                              -----------------------------------------
Increase (decrease) in units outstanding                 0               0            0
Beginning units                                          0               0            0
                                              -----------------------------------------
Ending units                                             0               0            0
                                              =========================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in Polaris America product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from July 9, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.CHANGES IN UNITS OUTSTANDING (Continued)

For the year ended December 31, 2001.

                                                 Cash           Corporate         Davis        "Dogs" of       Emerging
                                              Management          Bond        Venture Value   Wall Street       Markets
                                              Portfolio         Portfolio       Portfolio      Portfolio       Portfolio
                                             (Class 2)(1)     (Class 2)(1)    (Class 2)(1)    (Class 2)(1)   (Class 2)(1)
                                             -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.72%:
               Units sold                           26,856             789             867             144               2
               Units redeemed                            0               0               0               0               0
               Units transferred                     1,950               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding            28,806             789             867             144               2
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                        28,806             789             867             144               2
                                             =============================================================================
Contracts With Total Expenses of 1.77% (F):
               Units sold                          335,923         117,924         138,117          55,022          11,274
               Units redeemed                       (4,053)           (412)           (439)            (23)              0
               Units transferred                   (60,037)         39,882          54,215          15,260           3,927
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding           271,833         157,394         191,893          70,259          15,201
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                       271,833         157,394         191,893          70,259          15,201
                                             =============================================================================
Contracts With Total Expenses of 1.77% (B):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.77% (G):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.80%:
               Units sold                                0               0           1,592               0               0
               Units redeemed                            0               0              (1)              0               0
               Units transferred                         0               0           1,009               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0           2,600               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0           2,600               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.95%:
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.97%:
               Units sold                            3,386               1             351               1               2
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding             3,386               1             351               1               2
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                         3,386               1             351               1               2
                                             =============================================================================

                                               Federated      Foreign        Global        Global       Goldman Sachs    Growth-
                                                 Value         Value          Bond        Equities        Research        Income
                                               Portfolio     Portfolio      Portfolio     Portfolio      Portfolio     Portfolio
                                              (Class 2)(1)  (Class 2)(1)  (Class 2)(1)   (Class 2)(1)   (Class 2)(1)   (Class 2)(1)
                                             --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
               Units sold                               0              0             0              1              0              0
               Units redeemed                           0              0             0              0              0              0
               Units transferred                        0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0             0              1              0              0
Beginning units                                         0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Ending units                                            0              0             0              1              0              0
                                             ======================================================================================
Contracts With Total Expenses of 1.72%:
               Units sold                              46              0            89             79              1             52
               Units redeemed                           0              0             0              0              0              0
               Units transferred                       23              0             0             24              0              0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               69              0            89            103              1             52
Beginning units                                         0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Ending units                                           69              0            89            103              1             52
                                             ======================================================================================
Contracts With Total Expenses of 1.77% (F):
               Units sold                          64,111              0        34,187         23,357         16,366         59,325
               Units redeemed                        (261)             0           (90)          (136)             0           (612)
               Units transferred                   20,194              0         5,124         10,405         14,714         24,573
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           84,044              0        39,221         33,626         31,080         83,286
Beginning units                                         0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Ending units                                       84,044              0        39,221         33,626         31,080         83,286
                                             ======================================================================================
Contracts With Total Expenses of 1.77% (B):
               Units sold                               0              0             0              0              0              0
               Units redeemed                           0              0             0              0              0              0
               Units transferred                        0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0             0              0              0              0
Beginning units                                         0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Ending units                                            0              0             0              0              0              0
                                             ======================================================================================
Contracts With Total Expenses of 1.77% (G):
               Units sold                               0              0             0              0              0              0
               Units redeemed                           0              0             0              0              0              0
               Units transferred                        0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0             0              0              0              0
Beginning units                                         0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Ending units                                            0              0             0              0              0              0
                                             ======================================================================================
Contracts With Total Expenses of 1.80%:
               Units sold                               0              0             0              1              0              0
               Units redeemed                           0              0             0              0              0              0
               Units transferred                        0              0             0             18              0              0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0             0             19              0              0
Beginning units                                         0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Ending units                                            0              0             0             19              0              0
                                             ======================================================================================
Contracts With Total Expenses of 1.95%:
               Units sold                               0              0             0              1              0              0
               Units redeemed                           0              0             0              0              0              0
               Units transferred                        0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0             0              1              0              0
Beginning units                                         0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Ending units                                            0              0             0              1              0              0
                                             ======================================================================================
Contracts With Total Expenses of 1.97%:
               Units sold                             599              0             1              1              1            699
               Units redeemed                           0              0             0              0              0              0
               Units transferred                        0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              599              0             1              1              1            699
Beginning units                                         0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Ending units                                          599              0             1              1              1            699
                                             ======================================================================================

                                                                             International   International
                                                Growth         High-Yield     Diversified       Growth          Marsico
                                             Opportunities       Bond          Equities       and Income        Growth
                                                Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                                              (Class 2)(1)    (Class 2)(1)    (Class 2)(1)   (Class 2)(1)     (Class 2)(1)
                                             -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.72%:
               Units sold                              239               1               1               1               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0              40               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               239               1               1              41               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                           239               1               1              41               0
                                             =============================================================================
Contracts With Total Expenses of 1.77% (F):
               Units sold                           27,933          87,537          35,323          61,618          98,240
               Units redeemed                         (483)           (157)           (107)           (156)           (394)
               Units transferred                     8,436          22,403          14,584          11,323          26,931
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding            35,886         109,783          49,800          72,785         124,777
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                        35,886         109,783          49,800          72,785         124,777
                                             =============================================================================
Contracts With Total Expenses of 1.77% (B):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.77% (G):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.80%:
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.95%:
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.97%:
               Units sold                                2               1               1               1               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 2               1               1               1               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             2               1               1               1               0
                                             =============================================================================

                                               MFS Growth      MFS Mid-Cap      MFS Total       Putnam           Real
                                               and Income        Growth          Return         Growth          Estate
                                                Portfolio       Portfolio       Portfolio      Portfolio       Portfolio
                                              (Class 2)(1)    (Class 2)(1)    (Class 2)(1)    (Class 2)(1)    (Class 2)(1)
                                              ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
               Units sold                                0           1,520               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0           1,520               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0           1,520               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.72%:
               Units sold                              822             909             628               1               1
               Units redeemed                            0               0               0               0               0
               Units transferred                         0              25              33               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               822             934             661               1               1
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                           822             934             661               1               1
                                              ============================================================================
Contracts With Total Expenses of 1.77% (F):
               Units sold                           37,903         124,163         120,984          28,425          26,030
               Units redeemed                         (341)         (1,194)           (238)           (146)           (263)
               Units transferred                    17,541          45,494          53,074           8,312          11,031
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding            55,103         168,463         173,820          36,591          36,798
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                        55,103         168,463         173,820          36,591          36,798
                                              ============================================================================
Contracts With Total Expenses of 1.77% (B):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.77% (G):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.80%:
               Units sold                                0           2,116               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0           2,730               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0           4,846               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0           4,846               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.95%:
               Units sold                                0               1               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0              51               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              52               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0              52               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.97%:
               Units sold                                1             686               1             502               1
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 1             686               1             502               1
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             1             686               1             502               1
                                              ============================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from July 9, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.CHANGES IN UNITS OUTSTANDING (Continued)

For the year ended December 31, 2001.

                                                Small & Mid    SunAmerica                      Telecom         Worldwide
                                                 Cap Value      Balanced       Technology       Utility      High Income
                                                 Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                                  (Class 2)   (Class 2)(1)    (Class 2)(1)    (Class 2)(1)    (Class 2)(1)
                                                -------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
               Units sold                                0              0               0               0               0
               Units redeemed                            0              0               0               0               0
               Units transferred                         0              0               0               0               0
                                                -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0               0               0               0
Beginning units                                          0              0               0               0               0
                                                -------------------------------------------------------------------------
Ending units                                             0              0               0               0               0
                                                =========================================================================
Contracts With Total Expenses of 1.40%:
               Units sold                                0              0           8,149               0               0
               Units redeemed                            0              0            (152)              0               0
               Units transferred                         0              0          11,078               0               0
                                                -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0          19,075               0               0
Beginning units                                          0              0               0               0               0
                                                -------------------------------------------------------------------------
Ending units                                             0              0          19,075               0               0
                                                =========================================================================
Contracts With Total Expenses of 1.52% (A):
               Units sold                                0        115,975         223,088          46,650          10,482
               Units redeemed                            0           (531)           (239)           (394)            (45)
               Units transferred                         0         32,023          46,189           3,734           4,350
                                                -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0        147,467         269,038          49,990          14,787
Beginning units                                          0              0               0               0               0
                                                -------------------------------------------------------------------------
Ending units                                             0        147,467         269,038          49,990          14,787
                                                =========================================================================
Contracts With Total Expenses of 1.52% (B):
               Units sold                                0              0               0               0               0
               Units redeemed                            0              0               0               0               0
               Units transferred                         0              0               0               0               0
                                                -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0               0               0               0
Beginning units                                          0              0               0               0               0
                                                -------------------------------------------------------------------------
Ending units                                             0              0               0               0               0
                                                =========================================================================
Contracts With Total Expenses of 1.52% (C):
               Units sold                                0              1          11,120               0               0
               Units redeemed                            0              0               0               0               0
               Units transferred                         0              0               0               0               0
                                                -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              1          11,120               0               0
Beginning units                                          0              0               0               0               0
                                                -------------------------------------------------------------------------
Ending units                                             0              1          11,120               0               0
                                                =========================================================================
Contracts With Total Expenses of 1.52% (G):
               Units sold                                0              0               0               0               0
               Units redeemed                            0              0               0               0               0
               Units transferred                         0              0               0               0               0
                                                -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0               0               0               0
Beginning units                                          0              0               0               0               0
                                                -------------------------------------------------------------------------
Ending units                                             0              0               0               0               0
                                                =========================================================================
Contracts With Total Expenses of 1.52% (H):
               Units sold                                0              0               0               0               0
               Units redeemed                            0              0               0               0               0
               Units transferred                         0              0               0               0               0
                                                -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0               0               0               0
Beginning units                                          0              0               0               0               0
                                                -------------------------------------------------------------------------
Ending units                                             0              0               0               0               0
                                                =========================================================================
Contracts With Total Expenses of 1.55% (D):
               Units sold                                0              0           4,889               0               0
               Units redeemed                            0              0               0               0               0
               Units transferred                         0              0              22               0               0
                                                -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0           4,911               0               0
Beginning units                                          0              0               0               0               0
                                                -------------------------------------------------------------------------
Ending units                                             0              0           4,911               0               0
                                                =========================================================================
Contracts With Total Expenses of 1.55% (E):
               Units sold                                0              0               3               0               0
               Units redeemed                            0              0               0               0               0
               Units transferred                         0              0             214               0               0
                                                -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0             217               0               0
Beginning units                                          0              0               0               0               0
                                                -------------------------------------------------------------------------
Ending units                                             0              0             217               0               0
                                                =========================================================================

                                                                Emerging        Growth and                     Conservative
                                                 Comstock        Growth          Income           Balanced       Balanced
                                                Portfolio       Portfolio       Portfolio        Portfolio      Portfolio
                                              (Class II)(2)   (Class II)(2)   (Class II)(2)     (Class A)(1)   (Class A)(1)
                                              -------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
               Units sold                                0               0               0               0                 0
               Units redeemed                            0               0               0               0                 0
               Units transferred                         0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0                 0
Beginning units                                          0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Ending units                                             0               0               0               0                 0
                                              ==============================================================================
Contracts With Total Expenses of 1.40%:
               Units sold                                0               0               0         175,413            46,767
               Units redeemed                            0               0               0         (11,233)             (420)
               Units transferred                         0               0               0         229,698            53,051
                                              ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0         393,878            99,398
Beginning units                                          0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Ending units                                             0               0               0         393,878            99,398
                                              ==============================================================================
Contracts With Total Expenses of 1.52% (A):
               Units sold                           47,526          15,450          11,854         103,274                 0
               Units redeemed                          (46)              0               0            (237)                0
               Units transferred                    16,690           3,958             657          22,614                 0
                                              ------------------------------------------------------------------------------
Increase (decrease) in units outstanding            64,170          40,468          12,511         125,651                 0
Beginning units                                          0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Ending units                                        64,170          19,408          12,511         125,651                 0
                                              ==============================================================================
Contracts With Total Expenses of 1.52% (B):
               Units sold                                0               0               0               0                 0
               Units redeemed                            0               0               0               0                 0
               Units transferred                         0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0                 0
Beginning units                                          0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Ending units                                             0               0               0               0                 0
                                              ==============================================================================
Contracts With Total Expenses of 1.52% (C):
               Units sold                            1,687             836               1               0                 0
               Units redeemed                            0               0               0               0                 0
               Units transferred                         0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Increase (decrease) in units outstanding             1,687             836               1               0                 0
Beginning units                                          0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Ending units                                         1,687             836               1               0                 0
                                              ==============================================================================
Contracts With Total Expenses of 1.52% (G):
               Units sold                           50,898          21,792          16,489               0                 0
               Units redeemed                       (2,726)           (732)           (292)              0                 0
               Units transferred                   616,164         104,496         226,535               0                 0
                                              ------------------------------------------------------------------------------
Increase (decrease) in units outstanding           664,336         125,556         242,732               0                 0
Beginning units                                          0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Ending units                                       664,336         125,556         242,732               0                 0
                                              ==============================================================================
Contracts With Total Expenses of 1.52% (H):
               Units sold                                0               0               0               0                 0
               Units redeemed                            0               0               0               0                 0
               Units transferred                         0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0                 0
Beginning units                                          0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Ending units                                             0               0               0               0                 0
                                              ==============================================================================
Contracts With Total Expenses of 1.55% (D):
               Units sold                                0               0               0         102,406             8,685
               Units redeemed                            0               0               0          (1,840)             (100)
               Units transferred                         0               0               0          74,610            12,020
                                              ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0         175,176            20,605
Beginning units                                          0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Ending units                                             0               0               0         175,176            20,605
                                              ==============================================================================
Contracts With Total Expenses of 1.55% (E):
               Units sold                              585               0               0               0                 0
               Units redeemed                            0               0               0               0                 0
               Units transferred                       332               0               0               0                 0
                                              ------------------------------------------------------------------------------
Increase (decrease) in units outstanding               917               0               0               0                 0
Beginning units                                          0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Ending units                                           917               0               0               0                 0
                                              ==============================================================================

                                              Conservative
                                                 Growth      Equity Income   Flexible Income   Growth & Income       Growth
                                               Portfolio         Fund           Portfolio           Fund              Fund
                                              (Class A)(1)    (Class A)(1)    (Class A)(1)      (Class A)(1)      (Class A)(1)
                                              ----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
               Units sold                                0               0                 0                   0               0
               Units redeemed                            0               0                 0                   0               0
               Units transferred                         0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                 0                   0               0
Beginning units                                          0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Ending units                                             0               0                 0                   0               0
                                              ==================================================================================
Contracts With Total Expenses of 1.40%:
               Units sold                           96,987          79,084            77,199              70,295          11,360
               Units redeemed                         (435)            (42)             (923)                 (6)           (120)
               Units transferred                   121,351          30,208           110,541              12,986          16,061
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding           217,903         109,250           186,817              83,275          27,301
Beginning units                                          0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Ending units                                       217,903         109,250           186,817              83,275          27,301
                                              ==================================================================================
Contracts With Total Expenses of 1.52% (A):
               Units sold                           91,462               0                 0                   0               0
               Units redeemed                         (566)              0                 0                   0               0
               Units transferred                    16,998               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding           107,894               0                 0                   0               0
Beginning units                                          0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Ending units                                       107,894               0                 0                   0               0
                                              ==================================================================================
Contracts With Total Expenses of 1.52% (B):
               Units sold                                0               0                 0                   0               0
               Units redeemed                            0               0                 0                   0               0
               Units transferred                         0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                 0                   0               0
Beginning units                                          0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Ending units                                             0               0                 0                   0               0
                                              ==================================================================================
Contracts With Total Expenses of 1.52% (C):
               Units sold                                0               0                 0                   0               0
               Units redeemed                            0               0                 0                   0               0
               Units transferred                         0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                 0                   0               0
Beginning units                                          0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Ending units                                             0               0                 0                   0               0
                                              ==================================================================================
Contracts With Total Expenses of 1.52% (G):
               Units sold                                0               0                 0                   0               0
               Units redeemed                            0               0                 0                   0               0
               Units transferred                         0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                 0                   0               0
Beginning units                                          0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Ending units                                             0               0                 0                   0               0
                                              ==================================================================================
Contracts With Total Expenses of 1.52% (H):
               Units sold                                0               0                 0                   0               0
               Units redeemed                            0               0                 0                   0               0
               Units transferred                         0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                 0                   0               0
Beginning units                                          0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Ending units                                             0               0                 0                   0               0
                                              ==================================================================================
Contracts With Total Expenses of 1.55% (D):
               Units sold                           83,161          14,266             8,804              16,130           5,428
               Units redeemed                       (1,934)            (95)             (235)               (348)            (97)
               Units transferred                    64,021          14,360            46,529              10,234           3,344
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding           145,248          28,531            55,098              26,016           8,675
Beginning units                                          0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Ending units                                       145,248          28,531            55,098              26,016           8,675
                                              ==================================================================================
Contracts With Total Expenses of 1.55% (E):
               Units sold                                0               0                 0                   0               0
               Units redeemed                            0               0                 0                   0               0
               Units transferred                         0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                 0                   0               0
Beginning units                                          0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Ending units                                             0               0                 0                   0               0
                                              ==================================================================================

                                              West Coast                   International
                                                Equity         Income          Growth       Mid Cap Stock
                                                 Fund           Fund            Fund            Fund
                                             (Class A)(1)   (Class A)(1)    (Class A)(1)     (Class A)(1)
                                             ------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
               Units sold                              0              0                0                0
               Units redeemed                          0              0                0                0
               Units transferred                       0              0                0                0
                                             ------------------------------------------------------------
Increase (decrease) in units outstanding               0              0                0                0
Beginning units                                        0              0                0                0
                                             ------------------------------------------------------------
Ending units                                           0              0                0                0
                                             ============================================================
Contracts With Total Expenses of 1.40%:
               Units sold                         19,423         40,361              647           22,207
               Units redeemed                          0            (55)               0                0
               Units transferred                   9,781         31,784              262            5,002
                                             ------------------------------------------------------------
Increase (decrease) in units outstanding          29,204         72,090              909           27,209
Beginning units                                        0              0                0                0
                                             ------------------------------------------------------------
Ending units                                      29,204         72,090              909           27,209
                                             ============================================================
Contracts With Total Expenses of 1.52% (A):
               Units sold                              0              0                0                0
               Units redeemed                          0              0                0                0
               Units transferred                       0              0                0                0
                                             ------------------------------------------------------------
Increase (decrease) in units outstanding               0              0                0                0
Beginning units                                        0              0                0                0
                                             ------------------------------------------------------------
Ending units                                           0              0                0                0
                                             ============================================================
Contracts With Total Expenses of 1.52% (B):
               Units sold                              0              0                0                0
               Units redeemed                          0              0                0                0
               Units transferred                       0              0                0                0
                                             ------------------------------------------------------------
Increase (decrease) in units outstanding               0              0                0                0
Beginning units                                        0              0                0                0
                                             ------------------------------------------------------------
Ending units                                           0              0                0                0
                                             ============================================================
Contracts With Total Expenses of 1.52% (C):
               Units sold                              0              0                0                0
               Units redeemed                          0              0                0                0
               Units transferred                       0              0                0                0
                                             ------------------------------------------------------------
Increase (decrease) in units outstanding               0              0                0                0
Beginning units                                        0              0                0                0
                                             ------------------------------------------------------------
Ending units                                           0              0                0                0
                                             ============================================================
Contracts With Total Expenses of 1.52% (G):
               Units sold                              0              0                0                0
               Units redeemed                          0              0                0                0
               Units transferred                       0              0                0                0
                                             ------------------------------------------------------------
Increase (decrease) in units outstanding               0              0                0                0
Beginning units                                        0              0                0                0
                                             ------------------------------------------------------------
Ending units                                           0              0                0                0
                                             ============================================================
Contracts With Total Expenses of 1.52% (H):
               Units sold                              0              0                0                0
               Units redeemed                          0              0                0                0
               Units transferred                       0              0                0                0
                                             ------------------------------------------------------------
Increase (decrease) in units outstanding               0              0                0                0
Beginning units                                        0              0                0                0
                                             ------------------------------------------------------------
Ending units                                           0              0                0                0
                                             ============================================================
Contracts With Total Expenses of 1.55% (D):
               Units sold                         19,381          2,514            3,970            7,400
               Units redeemed                        (19)           (42)            (128)             (27)
               Units transferred                   5,316         11,356              548            2,159
                                             ------------------------------------------------------------
Increase (decrease) in units outstanding          24,678         13,828            4,390            9,532
Beginning units                                        0              0                0                0
                                             ------------------------------------------------------------
Ending units                                      24,678         13,828            4,390            9,532
                                             ============================================================
Contracts With Total Expenses of 1.55% (E):
               Units sold                              0              0                0                0
               Units redeemed                          0              0                0                0
               Units transferred                       0              0                0                0
                                             ------------------------------------------------------------
Increase (decrease) in units outstanding               0              0                0                0
Beginning units                                        0              0                0                0
                                             ------------------------------------------------------------
Ending units                                           0              0                0                0
                                             ============================================================

                                                                Short Term
                                              Money Market        Income
                                                  Fund             Fund
                                              (Class A)(1)     (Class A)(1)
                                             ------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
               Units sold                                0                0
               Units redeemed                            0                0
               Units transferred                         0                0
                                             ------------------------------
Increase (decrease) in units outstanding                 0                0
Beginning units                                          0                0
                                             ------------------------------
Ending units                                             0                0
                                             ==============================
Contracts With Total Expenses of 1.40%:
               Units sold                            9,074            1,280
               Units redeemed                         (242)             (22)
               Units transferred                    37,675            3,347
                                             ------------------------------
Increase (decrease) in units outstanding            46,507            4,605
Beginning units                                          0                0
                                             ------------------------------
Ending units                                        46,507            4,605
                                             ==============================
Contracts With Total Expenses of 1.52% (A):
               Units sold                                0                0
               Units redeemed                            0                0
               Units transferred                         0                0
                                             ------------------------------
Increase (decrease) in units outstanding                 0                0
Beginning units                                          0                0
                                             ------------------------------
Ending units                                             0                0
                                             ==============================
Contracts With Total Expenses of 1.52% (B):
               Units sold                                0                0
               Units redeemed                            0                0
               Units transferred                         0                0
                                             ------------------------------
Increase (decrease) in units outstanding                 0                0
Beginning units                                          0                0
                                             ------------------------------
Ending units                                             0                0
                                             ==============================
Contracts With Total Expenses of 1.52% (C):
               Units sold                                0                0
               Units redeemed                            0                0
               Units transferred                         0                0
                                             ------------------------------
Increase (decrease) in units outstanding                 0                0
Beginning units                                          0                0
                                             ------------------------------
Ending units                                             0                0
                                             ==============================
Contracts With Total Expenses of 1.52% (G):
               Units sold                                0                0
               Units redeemed                            0                0
               Units transferred                         0                0
                                             ------------------------------
Increase (decrease) in units outstanding                 0                0
Beginning units                                          0                0
                                             ------------------------------
Ending units                                             0                0
                                             ==============================
Contracts With Total Expenses of 1.52% (H):
               Units sold                                0                0
               Units redeemed                            0                0
               Units transferred                         0                0
                                             ------------------------------
Increase (decrease) in units outstanding                 0                0
Beginning units                                          0                0
                                             ------------------------------
Ending units                                             0                0
                                             ==============================
Contracts With Total Expenses of 1.55% (D):
               Units sold                           12,026                2
               Units redeemed                            0                0
               Units transferred                     9,321            4,055
                                             ------------------------------
Increase (decrease) in units outstanding            21,347            4,057
Beginning units                                          0                0
                                             ------------------------------
Ending units                                        21,347            4,057
                                             ==============================
Contracts With Total Expenses of 1.55% (E):
               Units sold                                0                0
               Units redeemed                            0                0
               Units transferred                         0                0
                                             ------------------------------
Increase (decrease) in units outstanding                 0                0
Beginning units                                          0                0
                                             ------------------------------
Ending units                                             0                0
                                             ==============================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from July 9, 2001 (inception) to December 31, 2001.

(2)  For the period from October 15, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.CHANGES IN UNITS OUTSTANDING (Continued)

For the year ended December 31, 2001.

                                              Small & Mid    SunAmerica                     Telecom       Worldwide
                                               Cap Value      Balanced      Technology      Utility      High Income
                                               Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                                              (Class 2)(1)  (Class 2)(1)   (Class 2)(1)  (Class 2)(1)   (Class 2)(1)
                                              ---------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
               Units sold                               0             0          3,708             0              0
               Units redeemed                           0             0              0             0              0
               Units transferred                        0             0             85             0              0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0          3,793             0              0
Beginning units                                         0             0              0             0              0
                                              ---------------------------------------------------------------------
Ending units                                            0             0          3,793             0              0
                                              =====================================================================
Contracts With Total Expenses of 1.72%:
               Units sold                               0           287            405             0              0
               Units redeemed                           0             0              0             0              0
               Units transferred                        0             0              0             0              0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding                0           287            405             0              0
Beginning units                                         0             0              0             0              0
                                              ---------------------------------------------------------------------
Ending units                                            0           287            405             0              0
                                              =====================================================================
Contracts With Total Expenses of 1.77% (F):
               Units sold                               0        33,444         83,649        17,741         31,028
               Units redeemed                           0          (519)             0           (65)           (60)
               Units transferred                        0        22,134         29,155         7,226          2,060
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding                0        55,059        112,804        24,902         33,028
Beginning units                                         0             0              0             0              0
                                              ---------------------------------------------------------------------
Ending units                                            0        55,059        112,804        24,902         33,028
                                              =====================================================================
Contracts With Total Expenses of 1.77% (B):
               Units sold                               0             0              0             0              0
               Units redeemed                           0             0              0             0              0
               Units transferred                        0             0              0             0              0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              0             0              0
Beginning units                                         0             0              0             0              0
                                              ---------------------------------------------------------------------
Ending units                                            0             0              0             0              0
                                              =====================================================================
Contracts With Total Expenses of 1.77% (G):
               Units sold                               0             0              0             0              0
               Units redeemed                           0             0              0             0              0
               Units transferred                        0             0              0             0              0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              0             0              0
Beginning units                                         0             0              0             0              0
                                              ---------------------------------------------------------------------
Ending units                                            0             0              0             0              0
                                              =====================================================================
Contracts With Total Expenses of 1.80%:
               Units sold                               0             0              3             0              0
               Units redeemed                           0             0              0             0              0
               Units transferred                        0             0          1,498             0              0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0          1,501             0              0
Beginning units                                         0             0              0             0              0
                                              ---------------------------------------------------------------------
Ending units                                            0             0          1,501             0              0
                                              =====================================================================
Contracts With Total Expenses of 1.95%:
               Units sold                               0             0              3             0              0
               Units redeemed                           0             0              0             0              0
               Units transferred                        0             0              0             0              0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              3             0              0
Beginning units                                         0             0              0             0              0
                                              ---------------------------------------------------------------------
Ending units                                            0             0              3             0              0
                                              =====================================================================
Contracts With Total Expenses of 1.97%:
               Units sold                               0             1              3             0              0
               Units redeemed                           0             0              0             0              0
               Units transferred                        0             0              0             0              0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding                0             1              3             0              0
Beginning units                                         0             0              0             0              0
                                              ---------------------------------------------------------------------
Ending units                                            0             1              3             0              0
                                              =====================================================================

                                                                Emerging      Growth and                    Conservative
                                                Comstock         Growth         Income         Balanced        Balanced
                                                Portfolio       Portfolio      Portfolio      Portfolio       Portfolio
                                              (Class II)(2)   (Class II)(2)  (Class II)(2)   (Class A)(1)   (Class A)(1)
                                              --------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
               Units sold                              663               0              0              0               0
               Units redeemed                            0               0              0              0               0
               Units transferred                         0               0              0              0               0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding               663               0              0              0               0
Beginning units                                          0               0              0              0               0
                                              --------------------------------------------------------------------------
Ending units                                           663               0              0              0               0
                                              ==========================================================================
Contracts With Total Expenses of 1.72%:
               Units sold                            1,782             132            271              0               0
               Units redeemed                            0               0              0              0               0
               Units transferred                        37               0              0              0               0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding             1,819             132            271              0               0
Beginning units                                          0               0              0              0               0
                                              --------------------------------------------------------------------------
Ending units                                         1,819             132            271              0               0
                                              ==========================================================================
Contracts With Total Expenses of 1.77% (F):
               Units sold                           35,451           5,302          8,042         19,972               0
               Units redeemed                         (158)              0              0             (3)              0
               Units transferred                       312              77            134          7,830               0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding            35,605           5,379          8,176         27,799               0
Beginning units                                          0               0              0              0               0
                                              --------------------------------------------------------------------------
Ending units                                        35,605           5,379          8,176         27,799               0
                                              ==========================================================================
Contracts With Total Expenses of 1.77% (B):
               Units sold                                0               0              0              0               0
               Units redeemed                            0               0              0              0               0
               Units transferred                         0               0              0              0               0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0              0              0               0
Beginning units                                          0               0              0              0               0
                                              --------------------------------------------------------------------------
Ending units                                             0               0              0              0               0
                                              ==========================================================================
Contracts With Total Expenses of 1.77% (G):
               Units sold                            4,768             637          1,648              0               0
               Units redeemed                            0               0              0              0               0
               Units transferred                     6,198             428          5,085              0               0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding            10,966           1,065          6,733              0               0
Beginning units                                          0               0              0              0               0
                                              --------------------------------------------------------------------------
Ending units                                        10,966           1,065          6,733              0               0
                                              ==========================================================================
Contracts With Total Expenses of 1.80%:
               Units sold                                0               0              0        153,107           9,791
               Units redeemed                            0               0              0         (1,611)              0
               Units transferred                         0               0              0        273,567          13,888
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0              0        425,063          23,679
Beginning units                                          0               0              0              0               0
                                              --------------------------------------------------------------------------
Ending units                                             0               0              0        425,063          23,679
                                              ==========================================================================
Contracts With Total Expenses of 1.95%:
               Units sold                            6,617               0              0              0               0
               Units redeemed                            0               0              0              0               0
               Units transferred                       120               0              0              0               0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding             6,737               0              0              0               0
Beginning units                                          0               0              0              0               0
                                              --------------------------------------------------------------------------
Ending units                                         6,737               0              0              0               0
                                              ==========================================================================
Contracts With Total Expenses of 1.97%:
               Units sold                                1               1              1              0               0
               Units redeemed                            0               0              0              0               0
               Units transferred                         0               0              0              0               0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                 1               1              1              0               0
Beginning units                                          0               0              0              0               0
                                              --------------------------------------------------------------------------
Ending units                                             1               1              1              0               0
                                              ==========================================================================


                                              Conservative
                                                 Growth       Equity Income   Flexible Income   Growth & Income      Growth
                                                Portfolio         Fund           Portfolio           Fund             Fund
                                              (Class A)(1)    (Class A)(1)     (Class A)(1)      (Class A)(1)     (Class A)(1)
                                              ---------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
               Units sold                                0               0                  0                 0               0
               Units redeemed                            0               0                  0                 0               0
               Units transferred                         0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                  0                 0               0
Beginning units                                          0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Ending units                                             0               0                  0                 0               0
                                              =================================================================================
Contracts With Total Expenses of 1.72%:
               Units sold                                0               0                  0                 0               0
               Units redeemed                            0               0                  0                 0               0
               Units transferred                         0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                  0                 0               0
Beginning units                                          0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Ending units                                             0               0                  0                 0               0
                                              =================================================================================
Contracts With Total Expenses of 1.77% (F):
               Units sold                           19,124               0                  0                 0               0
               Units redeemed                           (9)              0                  0                 0               0
               Units transferred                    23,645               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding            42,760               0                  0                 0               0
Beginning units                                          0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Ending units                                        42,760               0                  0                 0               0
                                              =================================================================================
Contracts With Total Expenses of 1.77% (B):
               Units sold                                0               0                  0                 0               0
               Units redeemed                            0               0                  0                 0               0
               Units transferred                         0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                  0                 0               0
Beginning units                                          0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Ending units                                             0               0                  0                 0               0
                                              =================================================================================
Contracts With Total Expenses of 1.77% (G):
               Units sold                                0               0                  0                 0               0
               Units redeemed                            0               0                  0                 0               0
               Units transferred                         0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                  0                 0               0
Beginning units                                          0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Ending units                                             0               0                  0                 0               0
                                              =================================================================================
Contracts With Total Expenses of 1.80%:
               Units sold                           90,363          21,453             19,166            26,138           4,184
               Units redeemed                       (2,072)           (360)               (44)             (977)            (26)
               Units transferred                    92,142          37,220            102,755            31,921           1,507
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding           180,433          58,313            121,877            57,082           5,665
Beginning units                                          0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Ending units                                       180,433          58,313            121,877            57,082           5,665
                                              =================================================================================
Contracts With Total Expenses of 1.95%:
               Units sold                                0               0                  0                 0               0
               Units redeemed                            0               0                  0                 0               0
               Units transferred                         0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                  0                 0               0
Beginning units                                          0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Ending units                                             0               0                  0                 0               0
                                              =================================================================================
Contracts With Total Expenses of 1.97%:
               Units sold                                0               0                  0                 0               0
               Units redeemed                            0               0                  0                 0               0
               Units transferred                         0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                  0                 0               0
Beginning units                                          0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Ending units                                             0               0                  0                 0               0
                                              =================================================================================

                                               West Coast                  International
                                                 Equity         Income        Growth        Mid Cap Stock   Money Market
                                                 Fund            Fund          Fund             Fund            Fund
                                              (Class A)(1)   (Class A)(1)   (Class A)(1)     (Class A)(1)   (Class A)(1)
                                              --------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
                IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
                Units sold                              0              0                0               0              0
                Units redeemed                          0              0                0               0              0
                Units transferred                       0              0                0               0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0                0               0              0
Beginning units                                         0              0                0               0              0
                                              --------------------------------------------------------------------------
Ending units                                            0              0                0               0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.72%:
                Units sold                              0              0                0               0              0
                Units redeemed                          0              0                0               0              0
                Units transferred                       0              0                0               0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0                0               0              0
Beginning units                                         0              0                0               0              0
                                              --------------------------------------------------------------------------
Ending units                                            0              0                0               0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.77% (F):
                Units sold                              0              0                0               0              0
                Units redeemed                          0              0                0               0              0
                Units transferred                       0              0                0               0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0                0               0              0
Beginning units                                         0              0                0               0              0
                                              --------------------------------------------------------------------------
Ending units                                            0              0                0               0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.77% (B):
                Units sold                              0              0                0               0              0
                Units redeemed                          0              0                0               0              0
                Units transferred                       0              0                0               0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0                0               0              0
Beginning units                                         0              0                0               0              0
                                              --------------------------------------------------------------------------
Ending units                                            0              0                0               0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.77% (G):
                Units sold                              0              0                0               0              0
                Units redeemed                          0              0                0               0              0
                Units transferred                       0              0                0               0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0                0               0              0
Beginning units                                         0              0                0               0              0
                                              --------------------------------------------------------------------------
Ending units                                            0              0                0               0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.80%:
                Units sold                         10,720         16,594                3          12,936          2,037
                Units redeemed                       (450)          (358)               0            (122)           (56)
                Units transferred                  26,092         30,120              172           9,597          8,638
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding           36,362         46,356              175          22,411         10,619
Beginning units                                         0              0                0               0              0
                                              --------------------------------------------------------------------------
Ending units                                       36,362         46,356              175          22,411         10,619
                                              ==========================================================================
Contracts With Total Expenses of 1.95%:
                Units sold                              0              0                0               0              0
                Units redeemed                          0              0                0               0              0
                Units transferred                       0              0                0               0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0                0               0              0
Beginning units                                         0              0                0               0              0
                                              --------------------------------------------------------------------------
Ending units                                            0              0                0               0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.97%:
                Units sold                              0              0                0               0              0
                Units redeemed                          0              0                0               0              0
                Units transferred                       0              0                0               0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0                0               0              0
Beginning units                                         0              0                0               0              0
                                              --------------------------------------------------------------------------
Ending units                                            0              0                0               0              0
                                              ==========================================================================

                                               Short Term
                                                 Income
                                                Portfolio
                                              (Class A)(1)
                                              -----------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
               Units sold                               0
               Units redeemed                           0
               Units transferred                        0
                                              -----------
Increase (decrease) in units outstanding                0
Beginning units                                         0
                                              -----------
Ending units                                            0
                                              ===========
Contracts With Total Expenses of 1.72%:
               Units sold                               0
               Units redeemed                           0
               Units transferred                        0
                                              -----------
Increase (decrease) in units outstanding                0
Beginning units                                         0
                                              -----------
Ending units                                            0
                                              ===========
Contracts With Total Expenses of 1.77% (F):
               Units sold                               0
               Units redeemed                           0
               Units transferred                        0
                                              -----------
Increase (decrease) in units outstanding                0
Beginning units                                         0
                                              -----------
Ending units                                            0
                                              ===========
Contracts With Total Expenses of 1.77% (B):
               Units sold                               0
               Units redeemed                           0
               Units transferred                        0
                                              -----------
Increase (decrease) in units outstanding                0
Beginning units                                         0
                                              -----------
Ending units                                            0
                                              ===========
Contracts With Total Expenses of 1.77% (G):
               Units sold                               0
               Units redeemed                           0
               Units transferred                        0
                                              -----------
Increase (decrease) in units outstanding                0
Beginning units                                         0
                                              -----------
Ending units                                            0
                                              ===========
Contracts With Total Expenses of 1.80%:
               Units sold                           2,016
               Units redeemed                         (75)
               Units transferred                    9,999
                                              -----------
Increase (decrease) in units outstanding           11,940
Beginning units                                         0
                                              -----------
Ending units                                       11,940
                                              ===========
Contracts With Total Expenses of 1.95%:
               Units sold                               0
               Units redeemed                           0
               Units transferred                        0
                                              -----------
Increase (decrease) in units outstanding                0
Beginning units                                         0
                                              -----------
Ending units                                            0
                                              ===========
Contracts With Total Expenses of 1.97%:
               Units sold                               0
               Units redeemed                           0
               Units transferred                        0
                                              -----------
Increase (decrease) in units outstanding                0
Beginning units                                         0
                                              -----------
Ending units                                            0
                                              ===========

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from July 9, 2001 (inception) to December 31, 2001.

(2)  For the period from October 15, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2001.

                                                                Strategic                                    Conservative
                                             Small Cap Stock     Growth      U.S. Government    Balanced       Balanced
                                                   Fund         Portfolio    Securities Fund    Portfolio      Portfolio
                                              (Class A) (1)   (Class A) (1)   (Class A) (1)   (Class B) (3)  (Class B) (3)
                                             -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
       Units sold                                      0               0               0               0              0
       Units redeemed                                  0               0               0               0              0
       Units transferred                               0               0               0               0              0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0               0               0              0
Beginning units                                        0               0               0               0              0
                                             --------------------------------------------------------------------------
Ending units                                           0               0               0               0              0
                                             ==========================================================================
Contracts With Total Expenses of 1.40%:
       Units sold                                  5,461          15,546          24,001               0              0
       Units redeemed                                  0               0          (2,470)              0              0
       Units transferred                           9,255          27,463         102,203               0              0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding          14,716          43,009         123,734               0              0
Beginning units                                        0               0               0               0              0
                                             --------------------------------------------------------------------------
Ending units                                      14,716          43,009         123,734               0              0
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (A):
       Units sold                                      0          16,513               0               0              0
       Units redeemed                                  0               0               0               0              0
       Units transferred                               0           2,355               0               0              0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0          18,868               0               0              0
Beginning units                                        0               0               0               0              0
                                             --------------------------------------------------------------------------
Ending units                                           0          18,868               0               0              0
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (B):
       Units sold                                      0               0               0               0              0
       Units redeemed                                  0               0               0               0              0
       Units transferred                               0               0               0               0              0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0               0               0              0
Beginning units                                        0               0               0               0              0
                                             --------------------------------------------------------------------------
Ending units                                           0               0               0               0              0
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (C):
       Units sold                                      0               0               0               0              0
       Units redeemed                                  0               0               0               0              0
       Units transferred                               0               0               0               0              0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0               0               0              0
Beginning units                                        0               0               0               0              0
                                             --------------------------------------------------------------------------
Ending units                                           0               0               0               0              0
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (G):
       Units sold                                      0               0               0               0              0
       Units redeemed                                  0               0               0               0              0
       Units transferred                               0               0               0               0              0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0               0               0              0
Beginning units                                        0               0               0               0              0
                                             --------------------------------------------------------------------------
Ending units                                           0               0               0               0              0
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (H):
       Units sold                                      0               0               0               0              0
       Units redeemed                                  0               0               0               0              0
       Units transferred                               0               0               0               0              0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0               0               0              0
Beginning units                                        0               0               0               0              0
                                             --------------------------------------------------------------------------
Ending units                                           0               0               0               0              0
                                             ==========================================================================
Contracts With Total Expenses of 1.55% (D):
       Units sold                                    716          11,086          66,052               0              0
       Units redeemed                                  0             (17)         (1,075)              0              0
       Units transferred                              39           1,309          17,178               0              0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding             755          12,378          82,155               0              0
Beginning units                                        0               0               0               0              0
                                             --------------------------------------------------------------------------
Ending units                                         755          12,378          82,155               0              0
                                             ==========================================================================
Contracts With Total Expenses of 1.55% (E):
       Units sold                                      0               0               0          66,009         41,197
       Units redeemed                                  0               0               0               0              0
       Units transferred                               0               0               0          27,850         (5,092)
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0               0          93,859         36,105
Beginning units                                        0               0               0               0              0
                                             --------------------------------------------------------------------------
Ending units                                           0               0               0          93,859         36,105
                                             ==========================================================================

                                              Conservative
                                                 Growth     Equity Income  Flexible Income  Growth & Income     Growth
                                               Portfolio        Fund          Portfolio          Fund            Fund
                                             (Class B) (3)  (Class B) (3)   (Class B) (3)    (Class B) (3)   (Class B) (3)
                                             -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
       Units sold                                    0               0              0                0               0
       Units redeemed                                0               0              0                0               0
       Units transferred                             0               0              0                0               0
                                             -------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0                0               0
Beginning units                                      0               0              0                0               0
                                             -------------------------------------------------------------------------
Ending units                                         0               0              0                0               0
                                             =========================================================================
Contracts With Total Expenses of 1.40%:
       Units sold                                    0               0              0                0               0
       Units redeemed                                0               0              0                0               0
       Units transferred                             0               0              0                0               0
                                             -------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0                0               0
Beginning units                                      0               0              0                0               0
                                             -------------------------------------------------------------------------
Ending units                                         0               0              0                0               0
                                             =========================================================================
Contracts With Total Expenses of 1.52% (A):
       Units sold                                    0               0              0                0               0
       Units redeemed                                0               0              0                0               0
       Units transferred                             0               0              0                0               0
                                             -------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0                0               0
Beginning units                                      0               0              0                0               0
                                             -------------------------------------------------------------------------
Ending units                                         0               0              0                0               0
                                             =========================================================================
Contracts With Total Expenses of 1.52% (B):
       Units sold                                    0               0              0                0               0
       Units redeemed                                0               0              0                0               0
       Units transferred                             0               0              0                0               0
                                             -------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0                0               0
Beginning units                                      0               0              0                0               0
                                             -------------------------------------------------------------------------
Ending units                                         0               0              0                0               0
                                             =========================================================================
Contracts With Total Expenses of 1.52% (C):
       Units sold                                    0               0              0                0               0
       Units redeemed                                0               0              0                0               0
       Units transferred                             0               0              0                0               0
                                             -------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0                0               0
Beginning units                                      0               0              0                0               0
                                             -------------------------------------------------------------------------
Ending units                                         0               0              0                0               0
                                             =========================================================================
Contracts With Total Expenses of 1.52% (G):
       Units sold                                    0               0              0                0               0
       Units redeemed                                0               0              0                0               0
       Units transferred                             0               0              0                0               0
                                             -------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0                0               0
Beginning units                                      0               0              0                0               0
                                             -------------------------------------------------------------------------
Ending units                                         0               0              0                0               0
                                             =========================================================================
Contracts With Total Expenses of 1.52% (H):
       Units sold                                    0               0              0                0               0
       Units redeemed                                0               0              0                0               0
       Units transferred                             0               0              0                0               0
                                             -------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0                0               0
Beginning units                                      0               0              0                0               0
                                             -------------------------------------------------------------------------
Ending units                                         0               0              0                0               0
                                             =========================================================================
Contracts With Total Expenses of 1.55% (D):
       Units sold                                    0               0              0                0               0
       Units redeemed                                0               0              0                0               0
       Units transferred                             0               0              0                0               0
                                             -------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0                0               0
Beginning units                                      0               0              0                0               0
                                             -------------------------------------------------------------------------
Ending units                                         0               0              0                0               0
                                             =========================================================================
Contracts With Total Expenses of 1.55% (E):
       Units sold                               48,921          38,199         15,050              303             111
       Units redeemed                              (57)              0            (37)               0               0
       Units transferred                         8,515           2,095          8,079            4,248           3,283
                                             -------------------------------------------------------------------------
Increase (decrease) in units outstanding        57,379          40,294         23,092            4,551           3,394
Beginning units                                      0               0              0                0               0
                                             -------------------------------------------------------------------------
Ending units                                    57,379          40,294         23,092            4,551           3,394
                                             =========================================================================

                                              West Coast                   International
                                                Equity         Income         Growth      Mid Cap Stock  Money Market
                                                 Fund           Fund           Fund           Fund           Fund
                                             (Class B) (3)  (Class B) (3)  (Class B) (3)  (Class B) (3)  (Class B) (3)
                                             -------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
       Units sold                                    0              0            0                0              0
       Units redeemed                                0              0            0                0              0
       Units transferred                             0              0            0                0              0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0                0              0
Beginning units                                      0              0            0                0              0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0                0              0
                                             =====================================================================
Contracts With Total Expenses of 1.40%:
       Units sold                                    0              0            0                0              0
       Units redeemed                                0              0            0                0              0
       Units transferred                             0              0            0                0              0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0                0              0
Beginning units                                      0              0            0                0              0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0                0              0
                                             =====================================================================
Contracts With Total Expenses of 1.52% (A):
       Units sold                                    0              0            0                0              0
       Units redeemed                                0              0            0                0              0
       Units transferred                             0              0            0                0              0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0                0              0
Beginning units                                      0              0            0                0              0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0                0              0
                                             =====================================================================
Contracts With Total Expenses of 1.52% (B):
       Units sold                                    0              0            0                0              0
       Units redeemed                                0              0            0                0              0
       Units transferred                             0              0            0                0              0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0                0              0
Beginning units                                      0              0            0                0              0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0                0              0
                                             =====================================================================
Contracts With Total Expenses of 1.52% (C):
       Units sold                                    0              0            0                0              0
       Units redeemed                                0              0            0                0              0
       Units transferred                             0              0            0                0              0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0                0              0
Beginning units                                      0              0            0                0              0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0                0              0
                                             =====================================================================
Contracts With Total Expenses of 1.52% (G):
       Units sold                                    0              0            0                0              0
       Units redeemed                                0              0            0                0              0
       Units transferred                             0              0            0                0              0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0                0              0
Beginning units                                      0              0            0                0              0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0                0              0
                                             =====================================================================
Contracts With Total Expenses of 1.52% (H):
       Units sold                                    0              0            0                0              0
       Units redeemed                                0              0            0                0              0
       Units transferred                             0              0            0                0              0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0                0              0
Beginning units                                      0              0            0                0              0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0                0              0
                                             =====================================================================
Contracts With Total Expenses of 1.55% (D):
       Units sold                                    0              0            0                0              0
       Units redeemed                                0              0            0                0              0
       Units transferred                             0              0            0                0              0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0                0              0
Beginning units                                      0              0            0                0              0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0                0              0
                                             =====================================================================
Contracts With Total Expenses of 1.55% (E):
       Units sold                                2,910          8,509            2            4,508          4,301
       Units redeemed                                0              0            0                0              0
       Units transferred                         1,111          7,865            0               74         17,058
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding         4,021         16,374            2            4,582         21,359
Beginning units                                      0              0            0                0              0
                                             ---------------------------------------------------------------------
Ending units                                     4,021         16,374            2            4,582         21,359
                                             =====================================================================

                                              Short Term                       Strategic
                                                Income      Small Cap Stock     Growth
                                                 Fund            Fund          Portfolio
                                             (Class B) (3)   (Class B) (3)   (Class B) (3)
                                             ----------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
       Units sold                                    0            0                  0
       Units redeemed                                0            0                  0
       Units transferred                             0            0                  0
                                             -----------------------------------------
Increase (decrease) in units outstanding             0            0                  0
Beginning units                                      0            0                  0
                                             -----------------------------------------
Ending units                                         0            0                  0
                                             =========================================
Contracts With Total Expenses of 1.40%:
       Units sold                                    0            0                  0
       Units redeemed                                0            0                  0
       Units transferred                             0            0                  0
                                             -----------------------------------------
Increase (decrease) in units outstanding             0            0                  0
Beginning units                                      0            0                  0
                                             -----------------------------------------
Ending units                                         0            0                  0
                                             =========================================
Contracts With Total Expenses of 1.52% (A):
       Units sold                                    0            0                  0
       Units redeemed                                0            0                  0
       Units transferred                             0            0                  0
                                             -----------------------------------------
Increase (decrease) in units outstanding             0            0                  0
Beginning units                                      0            0                  0
                                             -----------------------------------------
Ending units                                         0            0                  0
                                             =========================================
Contracts With Total Expenses of 1.52% (B):
       Units sold                                    0            0                  0
       Units redeemed                                0            0                  0
       Units transferred                             0            0                  0
                                             -----------------------------------------
Increase (decrease) in units outstanding             0            0                  0
Beginning units                                      0            0                  0
                                             -----------------------------------------
Ending units                                         0            0                  0
                                             =========================================
Contracts With Total Expenses of 1.52% (C):
       Units sold                                    0            0                  0
       Units redeemed                                0            0                  0
       Units transferred                             0            0                  0
                                             -----------------------------------------
Increase (decrease) in units outstanding             0            0                  0
Beginning units                                      0            0                  0
                                             -----------------------------------------
Ending units                                         0            0                  0
                                             =========================================
Contracts With Total Expenses of 1.52% (G):
       Units sold                                    0            0                  0
       Units redeemed                                0            0                  0
       Units transferred                             0            0                  0
                                             -----------------------------------------
Increase (decrease) in units outstanding             0            0                  0
Beginning units                                      0            0                  0
                                             -----------------------------------------
Ending units                                         0            0                  0
                                             =========================================
Contracts With Total Expenses of 1.52% (H):
       Units sold                                    0            0                  0
       Units redeemed                                0            0                  0
       Units transferred                             0            0                  0
                                             -----------------------------------------
Increase (decrease) in units outstanding             0            0                  0
Beginning units                                      0            0                  0
                                             -----------------------------------------
Ending units                                         0            0                  0
                                             =========================================
Contracts With Total Expenses of 1.55% (D):
       Units sold                                    0            0                  0
       Units redeemed                                0            0                  0
       Units transferred                             0            0                  0
                                             -----------------------------------------
Increase (decrease) in units outstanding             0            0                  0
Beginning units                                      0            0                  0
                                             -----------------------------------------
Ending units                                         0            0                  0
                                             =========================================
Contracts With Total Expenses of 1.55% (E):
       Units sold                                1,589          668              8,901
       Units redeemed                                0            0                  0
       Units transferred                           832        2,619                347
                                             -----------------------------------------
Increase (decrease) in units outstanding         2,421        3,287              9,248
Beginning units                                      0            0                  0
                                             -----------------------------------------
Ending units                                     2,421        3,287              9,248
                                             =========================================

                                                                Nations         Nations
                                                                 Asset          Capital
                                             U.S. Government   Allocation       Growth
                                             Securities Fund   Portfolio       Portfolio
                                              (Class B) (3)   (Class B) (4)  (Class B) (7)
                                             ---------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
       Units sold                                     0              0               0
       Units redeemed                                 0              0               0
       Units transferred                              0              0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0              0               0
Beginning units                                       0              0               0
                                             -----------------------------------------
Ending units                                          0              0               0
                                             =========================================
Contracts With Total Expenses of 1.40%:
       Units sold                                     0              0               0
       Units redeemed                                 0              0               0
       Units transferred                              0              0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0              0               0
Beginning units                                       0              0               0
                                             -----------------------------------------
Ending units                                          0              0               0
                                             =========================================
Contracts With Total Expenses of 1.52% (A):
       Units sold                                     0              0               0
       Units redeemed                                 0              0               0
       Units transferred                              0              0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0              0               0
Beginning units                                       0              0               0
                                             -----------------------------------------
Ending units                                          0              0               0
                                             =========================================
Contracts With Total Expenses of 1.52% (B):
       Units sold                                     0              4           3,876
       Units redeemed                                 0            (12)            (73)
       Units transferred                              0          4,273          10,187
                                             -----------------------------------------
Increase (decrease) in units outstanding              0          4,265          13,990
Beginning units                                       0              0               0
                                             -----------------------------------------
Ending units                                          0          4,265          13,990
                                             =========================================
Contracts With Total Expenses of 1.52% (C):
       Units sold                                     0              0               0
       Units redeemed                                 0              0               0
       Units transferred                              0              0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0              0               0
Beginning units                                       0              0               0
                                             -----------------------------------------
Ending units                                          0              0               0
                                             =========================================
Contracts With Total Expenses of 1.52% (G):
       Units sold                                     0              0               0
       Units redeemed                                 0              0               0
       Units transferred                              0              0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0              0               0
Beginning units                                       0              0               0
                                             -----------------------------------------
Ending units                                          0              0               0
                                             =========================================
Contracts With Total Expenses of 1.52% (H):
       Units sold                                     0              0               0
       Units redeemed                                 0              0               0
       Units transferred                              0              0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0              0               0
Beginning units                                       0              0               0
                                             -----------------------------------------
Ending units                                          0              0               0
                                             =========================================
Contracts With Total Expenses of 1.55% (D):
       Units sold                                     0              0               0
       Units redeemed                                 0              0               0
       Units transferred                              0              0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0              0               0
Beginning units                                       0              0               0
                                             -----------------------------------------
Ending units                                          0              0               0
                                             =========================================
Contracts With Total Expenses of 1.55% (E):
       Units sold                                75,979              0               0
       Units redeemed                              (299)             0               0
       Units transferred                         14,641              0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding         90,321              0               0
Beginning units                                       0              0               0
                                             -----------------------------------------
Ending units                                     90,321              0               0
                                             =========================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)      Offered in PolarisAmerica product.

(C)      Offered in Polaris Choice Product.

(D)      Offered in Diversified Strategies product.

(E)      Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)      Offered in Polaris II product.

(H)      Offered in Polaris Choice II and Polaris Advisor product.

(1)      For the period from July 9, 2001 (inception) to December 31, 2001.

(3)      For the period from November 5, 2001 (inception) to December 31, 2001.

(4)      For the period from June 15, 2001 (inception) to December 31, 2001.

(7)      For the period from March 16, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2001.

                                                                Strategic                                    Conservative
                                             Small Cap Stock     Growth      U.S. Government    Balanced       Balanced
                                                Portfolio       Portfolio    Securities Fund    Portfolio      Portfolio
                                              (Class A) (1)   (Class A) (1)   (Class A) (1)   (Class B) (3)  (Class B) (3)
                                             -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                     0               0               0          39,833            2
       Units redeemed                                 0               0               0               0            0
       Units transferred                              0               0               0          42,069            0
                                             -----------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0               0          81,902            2
Beginning units                                       0               0               0               0            0
                                             -----------------------------------------------------------------------
Ending units                                          0               0               0          81,902            2
                                             =======================================================================
Contracts With Total Expenses of 1.72%:
       Units sold                                     0               0               0               0            0
       Units redeemed                                 0               0               0               0            0
       Units transferred                              0               0               0               0            0
                                             -----------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0               0               0            0
Beginning units                                       0               0               0               0            0
                                             -----------------------------------------------------------------------
Ending units                                          0               0               0               0            0
                                             =======================================================================
Contracts With Total Expenses of 1.77% (F):
       Units sold                                     0          30,027               0               0            0
       Units redeemed                                 0            (222)              0               0            0
       Units transferred                              0           6,701               0               0            0
                                             -----------------------------------------------------------------------
Increase (decrease) in units outstanding              0          36,506               0               0            0
Beginning units                                       0               0               0               0            0
                                             -----------------------------------------------------------------------
Ending units                                          0          36,506               0               0            0
                                             =======================================================================
Contracts With Total Expenses of 1.77% (B):
       Units sold                                     0               0               0               0            0
       Units redeemed                                 0               0               0               0            0
       Units transferred                              0               0               0               0            0
                                             -----------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0               0               0            0
Beginning units                                       0               0               0               0            0
                                             -----------------------------------------------------------------------
Ending units                                          0               0               0               0            0
                                             =======================================================================
Contracts With Total Expenses of 1.77% (G):
       Units sold                                     0               0               0               0            0
       Units redeemed                                 0               0               0               0            0
       Units transferred                              0               0               0               0            0
                                             -----------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0               0               0            0
Beginning units                                       0               0               0               0            0
                                             -----------------------------------------------------------------------
Ending units                                          0               0               0               0            0
                                             =======================================================================
Contracts With Total Expenses of 1.80%:
       Units sold                                 3,638             679          34,548               0            0
       Units redeemed                                 0               0            (172)              0            0
       Units transferred                           (167)         26,963          40,188               0            0
                                             -----------------------------------------------------------------------
Increase (decrease) in units outstanding          3,471          27,642          74,564               0            0
Beginning units                                       0               0               0               0            0
                                             -----------------------------------------------------------------------
Ending units                                      3,471          27,642          74,564               0            0
                                             =======================================================================
Contracts With Total Expenses of 1.95%:
       Units sold                                     0               0               0          13,338          753
       Units redeemed                                 0               0               0             (77)           0
       Units transferred                              0               0               0           3,399           65
                                             -----------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0               0          16,660          818
Beginning units                                       0               0               0               0            0
                                             -----------------------------------------------------------------------
Ending units                                          0               0               0          16,660          818
                                             =======================================================================
Contracts With Total Expenses of 1.97%:
       Units sold                                     0               0               0               0            0
       Units redeemed                                 0               0               0               0            0
       Units transferred                              0               0               0               0            0
                                             -----------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0               0               0            0
Beginning units                                       0               0               0               0            0
                                             -----------------------------------------------------------------------
Ending units                                          0               0               0               0            0
                                             =======================================================================

                                             Conservative
                                                Growth      Equity Income  Flexible Income  Growth & Income     Growth
                                               Portfolio        Fund          Portfolio          Fund            Fund
                                             (Class B) (3)  (Class B) (3)   (Class B) (3)    (Class B) (3)   (Class B) (3)
                                             -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                               58,149       2,850              3,638                 2           924
       Units redeemed                                0           0                  0                 0             0
       Units transferred                         8,194         834                582                 0            41
                                             ------------------------------------------------------------------------
Increase (decrease) in units outstanding        66,343       3,684              4,220                 2           965
Beginning units                                      0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Ending units                                    66,343       3,684              4,220                 2           965
                                             ========================================================================
Contracts With Total Expenses of 1.72%:
       Units sold                                    0           0                  0                 0             0
       Units redeemed                                0           0                  0                 0             0
       Units transferred                             0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0                  0                 0             0
Beginning units                                      0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Ending units                                         0           0                  0                 0             0
                                             ========================================================================
Contracts With Total Expenses of 1.77% (F):
       Units sold                                    0           0                  0                 0             0
       Units redeemed                                0           0                  0                 0             0
       Units transferred                             0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0                  0                 0             0
Beginning units                                      0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Ending units                                         0           0                  0                 0             0
                                             ========================================================================
Contracts With Total Expenses of 1.77% (B):
       Units sold                                    0           0                  0                 0             0
       Units redeemed                                0           0                  0                 0             0
       Units transferred                             0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0                  0                 0             0
Beginning units                                      0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Ending units                                         0           0                  0                 0             0
                                             ========================================================================
Contracts With Total Expenses of 1.77% (G):
       Units sold                                    0           0                  0                 0             0
       Units redeemed                                0           0                  0                 0             0
       Units transferred                             0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0                  0                 0             0
Beginning units                                      0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Ending units                                         0           0                  0                 0             0
                                             ========================================================================
Contracts With Total Expenses of 1.80%:
       Units sold                                    0           0                  0                 0             0
       Units redeemed                                0           0                  0                 0             0
       Units transferred                             0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0                  0                 0             0
Beginning units                                      0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Ending units                                         0           0                  0                 0             0
                                             ========================================================================
Contracts With Total Expenses of 1.95%:
       Units sold                                7,504      12,963                  2            13,708             1
       Units redeemed                                0           0                  0                 0             0
       Units transferred                        10,536         229                534               283            40
                                             ------------------------------------------------------------------------
Increase (decrease) in units outstanding        18,040      13,192                536            13,991            41
Beginning units                                      0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Ending units                                    18,040      13,192                536            13,991            41
                                             ========================================================================
Contracts With Total Expenses of 1.97%:
       Units sold                                    0           0                  0                 0             0
       Units redeemed                                0           0                  0                 0             0
       Units transferred                             0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0                  0                 0             0
Beginning units                                      0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Ending units                                         0           0                  0                 0             0
                                             ========================================================================

                                              West Coast                   International
                                                Equity         Income         Growth      Mid Cap Stock  Money Market
                                                 Fund           Fund           Fund           Fund           Fund
                                             (Class B) (3)  (Class B) (3)  (Class B) (3)  (Class B) (3)  (Class B) (3)
                                             -------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                1,514         17,288            2               2               2
       Units redeemed                                0              0            0               0               0
       Units transferred                           199            990            0               0           6,133
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding         1,713         18,278            2               2           6,135
Beginning units                                      0              0            0               0               0
                                             ---------------------------------------------------------------------
Ending units                                     1,713         18,278            2               2           6,135
                                             =====================================================================
Contracts With Total Expenses of 1.72%:
       Units sold                                    0              0            0               0               0
       Units redeemed                                0              0            0               0               0
       Units transferred                             0              0            0               0               0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0               0               0
Beginning units                                      0              0            0               0               0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0               0               0
                                             =====================================================================
Contracts With Total Expenses of 1.77% (F):
       Units sold                                    0              0            0               0               0
       Units redeemed                                0              0            0               0               0
       Units transferred                             0              0            0               0               0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0               0               0
Beginning units                                      0              0            0               0               0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0               0               0
                                             =====================================================================
Contracts With Total Expenses of 1.77% (B):
       Units sold                                    0              0            0               0               0
       Units redeemed                                0              0            0               0               0
       Units transferred                             0              0            0               0               0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0               0               0
Beginning units                                      0              0            0               0               0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0               0               0
                                             =====================================================================
Contracts With Total Expenses of 1.77% (G):
       Units sold                                    0              0            0               0               0
       Units redeemed                                0              0            0               0               0
       Units transferred                             0              0            0               0               0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0               0               0
Beginning units                                      0              0            0               0               0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0               0               0
                                             =====================================================================
Contracts With Total Expenses of 1.80%:
       Units sold                                    0              0            0               0               0
       Units redeemed                                0              0            0               0               0
       Units transferred                             0              0            0               0               0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0               0               0
Beginning units                                      0              0            0               0               0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0               0               0
                                             =====================================================================
Contracts With Total Expenses of 1.95%:
       Units sold                                  595         27,985            2             808               2
       Units redeemed                                0              0            0               0               0
       Units transferred                           295            337            0             132           5,172
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding           890         28,322            2             940           5,174
Beginning units                                      0              0            0               0               0
                                             ---------------------------------------------------------------------
Ending units                                       890         28,322            2             940           5,174
                                             =====================================================================
Contracts With Total Expenses of 1.97%:
       Units sold                                    0              0            0               0               0
       Units redeemed                                0              0            0               0               0
       Units transferred                             0              0            0               0               0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0               0               0
Beginning units                                      0              0            0               0               0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0               0               0
                                             =====================================================================

                                              Short Term                      Strategic
                                                Income      Small Cap Stock     Growth
                                               Portfolio       Portfolio      Portfolio
                                             (Class B) (3)   (Class B) (3)   (Class B) (3)
                                             ---------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                   2              977          14,555
       Units redeemed                               0                0               0
       Units transferred                          848              227          11,465
                                             -----------------------------------------
Increase (decrease) in units outstanding          850            1,204          26,020
Beginning units                                     0                0               0
                                             -----------------------------------------
Ending units                                      850            1,204          26,020
                                             =========================================
Contracts With Total Expenses of 1.72%:
       Units sold                                   0                0               0
       Units redeemed                               0                0               0
       Units transferred                            0                0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding            0                0               0
Beginning units                                     0                0               0
                                             -----------------------------------------
Ending units                                        0                0               0
                                             =========================================
Contracts With Total Expenses of 1.77% (F):
       Units sold                                   0                0               0
       Units redeemed                               0                0               0
       Units transferred                            0                0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding            0                0               0
Beginning units                                     0                0               0
                                             -----------------------------------------
Ending units                                        0                0               0
                                             =========================================
Contracts With Total Expenses of 1.77% (B):
       Units sold                                   0                0               0
       Units redeemed                               0                0               0
       Units transferred                            0                0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding            0                0               0
Beginning units                                     0                0               0
                                             -----------------------------------------
Ending units                                        0                0               0
                                             =========================================
Contracts With Total Expenses of 1.77% (G):
       Units sold                                   0                0               0
       Units redeemed                               0                0               0
       Units transferred                            0                0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding            0                0               0
Beginning units                                     0                0               0
                                             -----------------------------------------
Ending units                                        0                0               0
                                             =========================================
Contracts With Total Expenses of 1.80%:
       Units sold                                   0                0               0
       Units redeemed                               0                0               0
       Units transferred                            0                0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding            0                0               0
Beginning units                                     0                0               0
                                             -----------------------------------------
Ending units                                        0                0               0
                                             =========================================
Contracts With Total Expenses of 1.95%:
       Units sold                                   2                2           1,123
       Units redeemed                               0                0               0
       Units transferred                          112                0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding          114                2           1,123
Beginning units                                     0                0               0
                                             -----------------------------------------
Ending units                                      114                2           1,123
                                             =========================================
Contracts With Total Expenses of 1.97%:
       Units sold                                   0                0               0
       Units redeemed                               0                0               0
       Units transferred                            0                0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding            0                0               0
Beginning units                                     0                0               0
                                             -----------------------------------------
Ending units                                        0                0               0
                                             =========================================

                                                                Nations         Nations
                                                                 Asset          Capital
                                             U.S. Government   Allocation       Growth
                                             Securities Fund   Portfolio       Portfolio
                                              (Class B) (3)   (Class B) (4)  (Class B) (7)
                                             ---------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                17,105               0              0
       Units redeemed                                 0               0              0
       Units transferred                         18,731               0              0
                                             -----------------------------------------
Increase (decrease) in units outstanding         35,836               0              0
Beginning units                                       0               0              0
                                             -----------------------------------------
Ending units                                     35,836               0              0
                                             =========================================
Contracts With Total Expenses of 1.72%:
       Units sold                                     0               0              0
       Units redeemed                                 0               0              0
       Units transferred                              0               0              0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0               0              0
Beginning units                                       0               0              0
                                             -----------------------------------------
Ending units                                          0               0              0
                                             =========================================
Contracts With Total Expenses of 1.77% (F):
       Units sold                                     0               0              0
       Units redeemed                                 0               0              0
       Units transferred                              0               0              0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0               0              0
Beginning units                                       0               0              0
                                             -----------------------------------------
Ending units                                          0               0              0
                                             =========================================
Contracts With Total Expenses of 1.77% (B):
       Units sold                                     0             755            326
       Units redeemed                                 0               0           (633)
       Units transferred                              0           1,715         26,328
                                             -----------------------------------------
Increase (decrease) in units outstanding              0           2,470         26,021
Beginning units                                       0               0              0
                                             -----------------------------------------
Ending units                                          0           2,470         26,021
                                             =========================================
Contracts With Total Expenses of 1.77% (G):
       Units sold                                     0               0              0
       Units redeemed                                 0               0              0
       Units transferred                              0               0              0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0               0              0
Beginning units                                       0               0              0
                                             -----------------------------------------
Ending units                                          0               0              0
                                             =========================================
Contracts With Total Expenses of 1.80%:
       Units sold                                     0               0              0
       Units redeemed                                 0               0              0
       Units transferred                              0               0              0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0               0              0
Beginning units                                       0               0              0
                                             -----------------------------------------
Ending units                                          0               0              0
                                             =========================================
Contracts With Total Expenses of 1.95%:
       Units sold                                 2,977               0              0
       Units redeemed                                 0               0              0
       Units transferred                            394               0              0
                                             -----------------------------------------
Increase (decrease) in units outstanding          3,371               0              0
Beginning units                                       0               0              0
                                             -----------------------------------------
Ending units                                      3,371               0              0
                                             =========================================
Contracts With Total Expenses of 1.97%:
       Units sold                                     0               0              0
       Units redeemed                                 0               0              0
       Units transferred                              0               0              0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0               0              0
Beginning units                                       0               0              0
                                             -----------------------------------------
Ending units                                          0               0              0
                                             =========================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)      Offered in PolarisAmerica product.

(C)      Offered in Polaris Choice Product.

(D)      Offered in Diversified Strategies product.

(E)      Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)      Offered in Polaris II product.

(H)      Offered in Polaris Choice II and Polaris Advisor product.

(1)      For the period from July 9, 2001 (inception) to December 31, 2001.

(3)      For the period from November 5, 2001 (inception) to December 31, 2001.

(4)      For the period from June 15, 2001 (inception) to December 31, 2001.

(7)      For the period from March 16, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2001.

                                                Nations        Nations      Marsico    Nations      Nations        Marsico
                                              High Yield    International   Focused    Marsico      Marsico     International
                                                 Bond           Value       Equities    Growth   21st Century   Opportunities
                                               Portfolio      Portfolio    Portfolio  Portfolio    Portfolio      Portfolio
                                             (Class B) (5)  (Class B) (5)  (Class B)  (Class B)  (Class B) (6)  (Class B) (4)
                                             --------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
       Units sold                                    0              0            0          0            0            0
       Units redeemed                                0              0            0          0            0            0
       Units transferred                             0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0            0
Beginning units                                      0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Ending units                                         0              0            0          0            0            0
                                             ==========================================================================
Contracts With Total Expenses of 1.40%:
       Units sold                                    0              0            0          0            0            0
       Units redeemed                                0              0            0          0            0            0
       Units transferred                             0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0            0
Beginning units                                      0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Ending units                                         0              0            0          0            0            0
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (A):
       Units sold                                    0              0            0          0            0            0
       Units redeemed                                0              0            0          0            0            0
       Units transferred                             0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0            0
Beginning units                                      0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Ending units                                         0              0            0          0            0            0
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (B):
       Units sold                               15,806         23,449       38,923     10,710        8,126          505
       Units redeemed                             (474)          (390)        (798)      (694)           0          (11)
       Units transferred                        63,745         85,157       71,766     69,718       10,103          206
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding        79,077        108,216      109,891     79,734       18,229          700
Beginning units                                      0              0          390        463            0            0
                                             --------------------------------------------------------------------------
Ending units                                    79,077        108,216      110,281     80,197       18,229          700
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (C):
       Units sold                                9,500          2,009        5,551          0            0            0
       Units redeemed                                0              0            0          0            0            0
       Units transferred                             0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding         9,500          2,009        5,551          0            0            0
Beginning units                                      0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Ending units                                     9,500          2,009        5,551          0            0            0
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (G):
       Units sold                                    0              0            0          0            0            0
       Units redeemed                                0              0            0          0            0            0
       Units transferred                             0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0            0
Beginning units                                      0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Ending units                                         0              0            0          0            0            0
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (H):
       Units sold                                    0              0            0          0            0            0
       Units redeemed                                0              0            0          0            0            0
       Units transferred                             0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0            0
Beginning units                                      0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Ending units                                         0              0            0          0            0            0
                                             ==========================================================================
Contracts With Total Expenses of 1.55% (D):
       Units sold                                    0              0            0          0            0            0
       Units redeemed                                0              0            0          0            0            0
       Units transferred                             0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0            0
Beginning units                                      0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Ending units                                         0              0            0          0            0            0
                                             ==========================================================================
Contracts With Total Expenses of 1.55% (E):
       Units sold                                    0              0            0          0            0            0
       Units redeemed                                0              0            0          0            0            0
       Units transferred                             0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0            0
Beginning units                                      0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Ending units                                         0              0            0          0            0            0
                                             ==========================================================================

                                                Nations         Nations
                                                 MidCap          Small         Nations                                  Growth-
                                                 Growth         Company         Value       Growth     International    Income
                                               Portfolio       Portfolio      Portfolio     Series         Series       Series
                                             (Class B) (10)  (Class B) (9)  (Class B) (8)  (Class A)     (Class A)     (Class A)
                                             -----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
       Units sold                                    0               0              0         53,308        60,665        68,160
       Units redeemed                                0               0              0       (803,503)     (862,601)   (1,034,976)
       Units transferred                             0               0              0       (195,439)     (336,030)       64,921
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0       (945,634)   (1,137,966)     (901,895)
Beginning units                                      0               0              0      6,324,341     6,275,900     7,974,201
                                             -----------------------------------------------------------------------------------
Ending units                                         0               0              0      5,378,707     5,137,934     7,072,306
                                             ===================================================================================
Contracts With Total Expenses of 1.40%:
       Units sold                                    0               0              0            168           522           419
       Units redeemed                                0               0              0        (23,483)      (17,742)      (42,683)
       Units transferred                             0               0              0         (6,413)      (14,731)       10,320
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0        (29,728)      (31,951)      (31,944)
Beginning units                                      0               0              0        227,240       224,072       283,600
                                             -----------------------------------------------------------------------------------
Ending units                                         0               0              0        197,512       192,121       251,656
                                             ===================================================================================
Contracts With Total Expenses of 1.52% (A):
       Units sold                                    0               0              0              0             0             0
       Units redeemed                                0               0              0              0             0             0
       Units transferred                             0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0              0             0             0
Beginning units                                      0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Ending units                                         0               0              0              0             0             0
                                             ===================================================================================
Contracts With Total Expenses of 1.52% (B):
       Units sold                                5,233           6,730         21,789              0             0             0
       Units redeemed                              (66)            (93)          (602)             0             0             0
       Units transferred                        17,095          27,082         58,231              0             0             0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding        22,262          33,719         79,418              0             0             0
Beginning units                                      0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Ending units                                    22,262          33,719         79,418              0             0             0
                                             ===================================================================================
Contracts With Total Expenses of 1.52% (C):
       Units sold                                    0               0              0              0             0             0
       Units redeemed                                0               0              0              0             0             0
       Units transferred                             0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0              0             0             0
Beginning units                                      0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Ending units                                         0               0              0              0             0             0
                                             ===================================================================================
Contracts With Total Expenses of 1.52% (G):
       Units sold                                    0               0              0              0             0             0
       Units redeemed                                0               0              0              0             0             0
       Units transferred                             0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0              0             0             0
Beginning units                                      0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Ending units                                         0               0              0              0             0             0
                                             ===================================================================================
Contracts With Total Expenses of 1.52% (H):
       Units sold                                    0               0              0              0             0             0
       Units redeemed                                0               0              0              0             0             0
       Units transferred                             0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0              0             0             0
Beginning units                                      0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Ending units                                         0               0              0              0             0             0
                                             ===================================================================================
Contracts With Total Expenses of 1.55% (D):
       Units sold                                    0               0              0              0             0             0
       Units redeemed                                0               0              0              0             0             0
       Units transferred                             0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0              0             0             0
Beginning units                                      0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Ending units                                         0               0              0              0             0             0
                                             ===================================================================================
Contracts With Total Expenses of 1.55% (E):
       Units sold                                    0               0              0              0             0             0
       Units redeemed                                0               0              0              0             0             0
       Units transferred                             0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0              0             0             0
Beginning units                                      0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Ending units                                         0               0              0              0             0             0
                                             ===================================================================================





                                                                     Government/
                                                Asset    High-Yield   AAA-Rated      Cash
                                             Allocation     Bond     Securities   Management
                                               Series      Series      Series       Series
                                              (Class A)   (Class A)   (Class A)    (Class A)
                                             -----------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
       Units sold                               36,532       8,803       56,246       20,475
       Units redeemed                         (476,843)   (205,211)    (351,149)  (1,022,740)
       Units transferred                        42,139      46,764      201,729      625,512
                                             -----------------------------------------------
Increase (decrease) in units outstanding      (398,172)   (149,644)     (93,174)    (376,753)
Beginning units                              3,163,168   1,257,504    2,115,636    2,576,143
                                             -----------------------------------------------
Ending units                                 2,764,996   1,107,860    2,022,462    2,199,390
                                             ===============================================
Contracts With Total Expenses of 1.40%:
       Units sold                                   25          21            1          619
       Units redeemed                           (9,295)     (1,604)      (6,210)     (34,706)
       Units transferred                         9,359        (200)         963       26,810
                                             -----------------------------------------------
Increase (decrease) in units outstanding            89      (1,783)      (5,246)      (7,277)
Beginning units                                 93,388      27,507       53,447       42,078
                                             -----------------------------------------------
Ending units                                    93,477      25,724       48,201       34,801
                                             ===============================================
Contracts With Total Expenses of 1.52% (A):
       Units sold                                    0           0            0            0
       Units redeemed                                0           0            0            0
       Units transferred                             0           0            0            0
                                             -----------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0
Beginning units                                      0           0            0            0
                                             -----------------------------------------------
Ending units                                         0           0            0            0
                                             ===============================================
Contracts With Total Expenses of 1.52% (B):
       Units sold                                    0           0            0            0
       Units redeemed                                0           0            0            0
       Units transferred                             0           0            0            0
                                             -----------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0
Beginning units                                      0           0            0            0
                                             -----------------------------------------------
Ending units                                         0           0            0            0
                                             ===============================================
Contracts With Total Expenses of 1.52% (C):
       Units sold                                    0           0            0            0
       Units redeemed                                0           0            0            0
       Units transferred                             0           0            0            0
                                             -----------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0
Beginning units                                      0           0            0            0
                                             -----------------------------------------------
Ending units                                         0           0            0            0
                                             ===============================================
Contracts With Total Expenses of 1.52% (G):
       Units sold                                    0           0            0            0
       Units redeemed                                0           0            0            0
       Units transferred                             0           0            0            0
                                             -----------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0
Beginning units                                      0           0            0            0
                                             -----------------------------------------------
Ending units                                         0           0            0            0
                                             ===============================================
Contracts With Total Expenses of 1.52% (H):
       Units sold                                    0           0            0            0
       Units redeemed                                0           0            0            0
       Units transferred                             0           0            0            0
                                             -----------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0
Beginning units                                      0           0            0            0
                                             -----------------------------------------------
Ending units                                         0           0            0            0
                                             ===============================================
Contracts With Total Expenses of 1.55% (D):
       Units sold                                    0           0            0            0
       Units redeemed                                0           0            0            0
       Units transferred                             0           0            0            0
                                             -----------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0
Beginning units                                      0           0            0            0
                                             -----------------------------------------------
Ending units                                         0           0            0            0
                                             ===============================================
Contracts With Total Expenses of 1.55% (E):
       Units sold                                    0           0            0            0
       Units redeemed                                0           0            0            0
       Units transferred                             0           0            0            0
                                             -----------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0
Beginning units                                      0           0            0            0
                                             -----------------------------------------------
Ending units                                         0           0            0            0
                                             ===============================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)      Offered in PolarisAmerica product.

(C)      Offered in Polaris Choice Product.

(D)      Offered in Diversified Strategies product.

(E)      Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)      Offered in Polaris II product.

(H)      Offered in Polaris Choice II and Polaris Advisor product.

(4)      For the period from June 15, 2001 (inception) to December 31, 2001.

(5)      For the period from January 22, 2001 (inception) to December 31, 2001.

(6)      For the period from February 20, 2001 (inception) to December 31, 2001.

(8)      For the period from January 8, 2001 (inception) to December 31, 2001.

(9)      For the period from June 1, 2001 (inception) to December 31, 2001.

(10)     For the period from June 7, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2001.

                                                Nations        Nations      Marsico    Nations      Nations        Marsico
                                              High Yield    International   Focused    Marsico      Marsico     International
                                                 Bond           Value       Equities   Growth    21st Century   Opportunities
                                               Portfolio      Portfolio    Portfolio  Portfolio    Portfolio      Portfolio
                                             (Class B) (5)  (Class B) (5)  (Class B)  (Class B)  (Class B) (6)  (Class B) (4)
                                             --------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                    0              0            0          0            0             0
       Units redeemed                                0              0            0          0            0             0
       Units transferred                             0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0             0
Beginning units                                      0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Ending units                                         0              0            0          0            0             0
                                             ===========================================================================
Contracts With Total Expenses of 1.72%:
       Units sold                                  138            750          664          0            0             0
       Units redeemed                                0              0            0          0            0             0
       Units transferred                             0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding           138            750          664          0            0             0
Beginning units                                      0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Ending units                                       138            750          664          0            0             0
                                             ===========================================================================
Contracts With Total Expenses of 1.77% (F):
       Units sold                                    0              0            0          0            0             0
       Units redeemed                                0              0            0          0            0             0
       Units transferred                             0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0             0
Beginning units                                      0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Ending units                                         0              0            0          0            0             0
                                             ===========================================================================
Contracts With Total Expenses of 1.77% (B):
       Units sold                                9,567         12,079       12,903     19,827        3,931           344
       Units redeemed                             (319)          (484)        (380)      (124)        (271)            0
       Units transferred                        22,122         30,756       29,808     19,429       15,273            84
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding        31,370         42,351       42,331     39,132       18,933           428
Beginning units                                      0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Ending units                                    31,370         42,351       42,331     39,132       18,933           428
                                             ===========================================================================
Contracts With Total Expenses of 1.77% (G):
       Units sold                                    0              0            0          0            0             0
       Units redeemed                                0              0            0          0            0             0
       Units transferred                             0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0             0
Beginning units                                      0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Ending units                                         0              0            0          0            0             0
                                             ===========================================================================
Contracts With Total Expenses of 1.80%:
       Units sold                                    0              0            0          0            0             0
       Units redeemed                                0              0            0          0            0             0
       Units transferred                             0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0             0
Beginning units                                      0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Ending units                                         0              0            0          0            0             0
                                             ===========================================================================
Contracts With Total Expenses of 1.95%:
       Units sold                                    0              0            0          0            0             0
       Units redeemed                                0              0            0          0            0             0
       Units transferred                             0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0             0
Beginning units                                      0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Ending units                                         0              0            0          0            0             0
                                             ===========================================================================
Contracts With Total Expenses of 1.97%:
       Units sold                                    1              1            1          0            0             0
       Units redeemed                                0              0            0          0            0             0
       Units transferred                             0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             1              1            1          0            0             0
Beginning units                                      0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Ending units                                         1              1            1          0            0             0
                                             ===========================================================================

                                                Nations         Nations
                                                 MidCap          Small         Nations                                 Growth-
                                                 Growth         Company         Value       Growth     International   Income
                                               Portfolio       Portfolio      Portfolio     Series         Series      Series
                                             (Class B) (10)  (Class B) (9)  (Class B) (8)  (Class A)     (Class A)    (Class A)
                                             ----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                    0               0              0          0             0            0
       Units redeemed                                0               0              0          0             0            0
       Units transferred                             0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0          0             0            0
Beginning units                                      0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Ending units                                         0               0              0          0             0            0
                                             ==============================================================================
Contracts With Total Expenses of 1.72%:
       Units sold                                    0               0              0          0             0            0
       Units redeemed                                0               0              0          0             0            0
       Units transferred                             0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0          0             0            0
Beginning units                                      0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Ending units                                         0               0              0          0             0            0
                                             ==============================================================================
Contracts With Total Expenses of 1.77% (F):
       Units sold                                    0               0              0          0             0            0
       Units redeemed                                0               0              0          0             0            0
       Units transferred                             0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0          0             0            0
Beginning units                                      0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Ending units                                         0               0              0          0             0            0
                                             ==============================================================================
Contracts With Total Expenses of 1.77% (B):
       Units sold                                5,428           7,352          6,903          0             0            0
       Units redeemed                              (17)            (87)           (99)         0             0            0
       Units transferred                         7,477           8,652         44,110          0             0            0
                                             ------------------------------------------------------------------------------
Increase (decrease) in units outstanding        12,888          15,917         50,914          0             0            0
Beginning units                                      0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Ending units                                    12,888          15,917         50,914          0             0            0
                                             ==============================================================================
Contracts With Total Expenses of 1.77% (G):
       Units sold                                    0               0              0          0             0            0
       Units redeemed                                0               0              0          0             0            0
       Units transferred                             0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0          0             0            0
Beginning units                                      0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Ending units                                         0               0              0          0             0            0
                                             ==============================================================================
Contracts With Total Expenses of 1.80%:
       Units sold                                    0               0              0          0             0            0
       Units redeemed                                0               0              0          0             0            0
       Units transferred                             0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0          0             0            0
Beginning units                                      0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Ending units                                         0               0              0          0             0            0
                                             ==============================================================================
Contracts With Total Expenses of 1.95%:
       Units sold                                    0               0              0          0             0            0
       Units redeemed                                0               0              0          0             0            0
       Units transferred                             0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0          0             0            0
Beginning units                                      0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Ending units                                         0               0              0          0             0            0
                                             ==============================================================================
Contracts With Total Expenses of 1.97%:
       Units sold                                    0               0              0          0             0            0
       Units redeemed                                0               0              0          0             0            0
       Units transferred                             0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0          0             0            0
Beginning units                                      0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Ending units                                         0               0              0          0             0            0
                                             ==============================================================================

                                                                     Government/
                                                Asset    High-Yield   AAA-Rated      Cash
                                             Allocation     Bond     Securities   Management
                                               Series      Series      Series       Series
                                              (Class A)   (Class A)   (Class A)    (Class A)
                                             -----------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                 0           0           0           0
       Units redeemed                             0           0           0           0
       Units transferred                          0           0           0           0
                                             ------------------------------------------
Increase (decrease) in units outstanding          0           0           0           0
Beginning units                                   0           0           0           0
                                             ------------------------------------------
Ending units                                      0           0           0           0
                                             ==========================================
Contracts With Total Expenses of 1.72%:
       Units sold                                 0           0           0           0
       Units redeemed                             0           0           0           0
       Units transferred                          0           0           0           0
                                             ------------------------------------------
Increase (decrease) in units outstanding          0           0           0           0
Beginning units                                   0           0           0           0
                                             ------------------------------------------
Ending units                                      0           0           0           0
                                             ==========================================
Contracts With Total Expenses of 1.77% (F):
       Units sold                                 0           0           0           0
       Units redeemed                             0           0           0           0
       Units transferred                          0           0           0           0
                                             ------------------------------------------
Increase (decrease) in units outstanding          0           0           0           0
Beginning units                                   0           0           0           0
                                             ------------------------------------------
Ending units                                      0           0           0           0
                                             ==========================================
Contracts With Total Expenses of 1.77% (B):
       Units sold                                 0           0           0           0
       Units redeemed                             0           0           0           0
       Units transferred                          0           0           0           0
                                             ------------------------------------------
Increase (decrease) in units outstanding          0           0           0           0
Beginning units                                   0           0           0           0
                                             ------------------------------------------
Ending units                                      0           0           0           0
                                             ==========================================
Contracts With Total Expenses of 1.77% (G):
       Units sold                                 0           0           0           0
       Units redeemed                             0           0           0           0
       Units transferred                          0           0           0           0
                                             ------------------------------------------
Increase (decrease) in units outstanding          0           0           0           0
Beginning units                                   0           0           0           0
                                             ------------------------------------------
Ending units                                      0           0           0           0
                                             ==========================================
Contracts With Total Expenses of 1.80%:
       Units sold                                 0           0           0           0
       Units redeemed                             0           0           0           0
       Units transferred                          0           0           0           0
                                             ------------------------------------------
Increase (decrease) in units outstanding          0           0           0           0
Beginning units                                   0           0           0           0
                                             ------------------------------------------
Ending units                                      0           0           0           0
                                             ==========================================
Contracts With Total Expenses of 1.95%:
       Units sold                                 0           0           0           0
       Units redeemed                             0           0           0           0
       Units transferred                          0           0           0           0
                                             ------------------------------------------
Increase (decrease) in units outstanding          0           0           0           0
Beginning units                                   0           0           0           0
                                             ------------------------------------------
Ending units                                      0           0           0           0
                                             ==========================================
Contracts With Total Expenses of 1.97%:
       Units sold                                 0           0           0           0
       Units redeemed                             0           0           0           0
       Units transferred                          0           0           0           0
                                             ------------------------------------------
Increase (decrease) in units outstanding          0           0           0           0
Beginning units                                   0           0           0           0
                                             ------------------------------------------
Ending units                                      0           0           0           0
                                             ==========================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)      Offered in PolarisAmerica product.

(C)      Offered in Polaris Choice Product.

(D)      Offered in Diversified Strategies product.

(E)      Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)      Offered in Polaris II product.

(H)      Offered in Polaris Choice II and Polaris Advisor product.

(4)      For the period from June 15, 2001 (inception) to December 31, 2001.

(5)      For the period from January 22, 2001 (inception) to December 31, 2001.

(6)      For the period from February 20, 2001 (inception) to December 31, 2001.

(8)      For the period from January 8, 2001 (inception) to December 31, 2001.

(9)      For the period from June 1, 2001 (inception) to December 31, 2001.

(10)     For the period from June 7, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES

   A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2002 and 2001, follows:

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                Total
                  --------------------------------------  average net assets    income to               Return
                       Unit Value                               Lowest           average               Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)          Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------  -------------------------
Capital Appreciation Portfolio (Class 1)
2002  30,996,689     6.67 to 25.79          788,499,972       1.52% to 1.77%       0.00%      -24.02%     to -23.83%
2001  37,971,758     8.75 to 33.86        1,282,089,364       1.52% to 1.77%       0.24%      -14.14%     to  -8.61%(7)

Government and Quality Bond Portfolio (Class 1)
2002  38,452,613     11.22 to 16.50         630,595,043       1.52% to 1.77%       3.87%        7.39%     to   7.66%
2001  32,076,434     10.44 to 15.33         490,147,870       1.52% to 1.77%       4.79%        4.44%(7)  to   5.31%

Growth Portfolio (Class 1)
2002  15,679,505     20.76 to 20.86         327,038,132       1.52% to 1.77%       0.36%      -23.53%     to -23.34%
2001  18,606,872     27.14 to 27.21         506,246,265       1.52% to 1.77%       0.14%      -14.60%     to -14.40%

Natural Resources Portfolio (Class 1)
2002   4,559,166     15.22 to 15.29          69,713,852       1.52% to 1.77%       0.84%        6.50%     to   6.75%
2001   3,952,336     14.29 to 14.33          56,619,278       1.52% to 1.77%       0.42%       -2.83%     to  -2.58%

Capital Appreciation Portfolio (Class 2)
2002   2,179,813     25.62 to 26.45          56,271,844       1.40% to 1.97%       0.00%      -24.30%     to -23.88%
2001     407,543     33.79 to 34.85          13,819,885       1.40% to 1.97%       0.06%       -4.48%(4)  to   8.65%(6)

Government and Quality Bond Portfolio (Class 2)
2002   5,891,482     16.43 to 16.49          96,976,031       1.52% to 1.97%       4.32%        7.03%     to   7.49%
2001   1,017,252     15.32 to 15.35          15,586,265       1.52% to 1.97%       0.95%       -2.07%(6)  to   2.74%(4)

Growth Portfolio (Class 2)
2002   1,397,633     20.78 to 20.85          29,117,918       1.52% to 1.97%       0.29%      -23.68%     to -23.45%
2001     278,150     27.22 to 27.27           7,573,659       1.52% to 1.97%       0.03%       -2.67%(4)  to   5.29%(6)

Natural Resources Portfolio (Class 2)
2002     413,557     15.21 to 15.33           6,317,702       1.52% to 1.97%       0.87%        6.18%     to   6.62%
2001      52,020     14.31 to 14.37             745,701       1.52% to 1.97%       0.07%       -2.34%(4)  to   8.19%(6)

Capital Appreciation Portfolio (Class 3)
2002     180,826     25.76 to 25.79           4,663,663       1.52% to 1.97%       0.00%        6.51%(10) to   6.67%(10)
2001           -                  -                   -                   -           -                           -

Government and Quality Bond Portfolio (Class 3)
2002     463,430     16.44 to 16.47           7,630,720       1.52% to 1.97%       0.00%        0.41%(10) to   0.62%(10)
2001           -                  -                   -                   -           -                           -

Growth Portfolio (Class 3)
2002     106,492     20.81 to 20.85           2,219,418       1.52% to 1.97%       0.00%        7.18%(10) to   7.37%(10)
2001           -                  -                   -                   -           -                           -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                 Total
                  --------------------------------------  average net assets    income to                Return
                       Unit Value                               Lowest           average                Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------  -----------------------------
Natural Resources Portfolio (Class 3)
2002      11,546  15.23 to 15.27                176,176      1.52% to 1.97%        0.00%       10.75%(10)  to   11.05%(10)
2001           -              -                       -                  -            -                              -

Aggressive Growth Portfolio (Class 1)
2002  12,632,584   5.33 to 10.12             127,477,665      1.52% to 1.77%        0.27%      -26.02%  to  -25.83%
2001  17,733,281   7.21 to 13.65             241,620,812      1.52% to 1.77%        0.37%      -32.85%  to  -32.71%

Alliance Growth Portfolio (Class 1)
2002  39,641,359   6.02 to 22.08             870,617,516      1.52% to 1.77%        0.25%      -32.50%  to  -32.32%
2001  52,545,366   8.91 to 32.62           1,711,659,087      1.52% to 1.77%        0.00%      -15.50%  to   -8.58%

Asset Allocation Portfolio (Class 1)
2002  22,596,627  16.88 to 16.95            383,026,126      1.52% to 1.77%        3.58%       -9.16%  to   -8.94%
2001  26,490,821  18.58 to 18.61            493,103,920      1.52% to 1.77%        3.25%       -4.45%  to   -4.29%

Blue Chip Growth Portfolio (Class 1)
2002   3,857,145   4.64 to 5.67              18,110,737      1.52% to 1.77%        0.26%      -30.53%  to  -30.35%
2001   4,014,050   6.67 to 8.14              26,966,192      1.52% to 1.77%        0.07%      -22.20%  to  -21.91%

Cash Management Portfolio (Class 1)
2002  23,596,133  10.08 to 13.04            307,141,194      1.52% to 1.77%        3.10%       -0.44%  to   -0.16%
2001  32,312,648  10.09 to 13.06            421,899,357      1.52% to 1.77%        4.50%        0.93%  to    2.10%

Corporate Bond Portfolio (Class 1)
2002  14,224,882  14.71 to 14.79            210,330,249      1.52% to 1.77%        6.10%        5.57%  to    5.84%
2001  15,499,812  13.93 to 13.97            216,560,752      1.52% to 1.77%        6.22%        5.63%  to    5.93%

Davis Venture Value Portfolio (Class 1)
2002  68,157,742   7.39 to 21.52          1,458,372,495      1.52% to 1.77%        0.57%      -18.20%  to  -17.99%
2001  81,252,137   9.03 to 26.25          2,129,293,163      1.52% to 1.77%        0.49%      -12.90%  to   -8.72%

"Dogs" of Wall Street Portfolio (Class 1)
2002  10,094,981   8.88 to 8.92             90,030,864      1.52% to 1.77%        1.78%        -8.19%  to   -7.97%
2001   9,927,869   9.67 to 9.69             96,213,062      1.52% to 1.77%        2.31%         5.98%  to    6.24%

Emerging Markets Portfolio (Class 1)
2002   9,646,840   5.95 to 8.96             57,748,534      1.52% to 1.77%        0.24%        -8.77%  to   -8.55%
2001  10,117,883   6.52 to 9.79             66,192,705      1.52% to 1.77%        0.26%        -3.43%  to   -3.19%

Federated Value Portfolio (Class 1)
2002  12,667,279  12.87 to 12.94            163,949,976      1.52% to 1.77%        1.05%      -21.18%  to  -20.98%
2001  13,604,653  16.33 to 16.38            222,847,450      1.52% to 1.77%        1.34%       -4.08%  to   -3.81%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                 Total
                  --------------------------------------  average net assets    income to                Return
                       Unit Value                               Lowest           average                Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------  -----------------------------
Global Bond Portfolio (Class 1)
2002   6,716,447  10.69 to 16.36            109,483,943      1.52% to 1.77%        1.63%        4.09%    to   4.36%
2001   7,912,911  10.27 to 15.68            123,904,152      1.52% to 1.77%        9.05%        2.71%(7) to   3.43%

Global Equities Portfolio (Class 1)
2002  16,209,158   5.76 to 12.59            203,550,069      1.52% to 1.77%        0.00%      -28.13%    to -27.95%
2001  21,219,039   8.01 to 17.47            370,629,037      1.52% to 1.77%        0.09%      -19.91%(7) to -19.31%

Goldman Sachs Research Portfolio (Class 1)
2002   4,749,984   5.05 to  5.08             24,126,826      1.52% to 1.77%        0.00%      -29.35%    to -29.17%
2001   3,841,206   7.15 to  7.17             27,549,026      1.52% to 1.77%        0.00%      -26.51%    to -26.32%

Growth-Income Portfolio (Class 1)
2002  36,398,814   6.58 to 20.85            753,004,518      1.52% to 1.77%        0.81%      -22.53%    to -22.34%
2001  45,788,298   8.50 to 26.85          1,225,678,038      1.52% to 1.77%        0.73%      -17.38%    to -14.85%

Growth Opportunities Portfolio (Class 1)
2002   3,695,364   3.43 to  3.44             12,720,943      1.52% to 1.77%        0.00%      -40.86%    to -40.71%
2001   5,524,912   5.80 to  5.81             32,083,452      1.52% to 1.77%        0.01%      -34.33%    to -34.23%

High-Yield Bond Portfolio (Class 1)
2002  16,641,423  11.56 to 11.61            193,154,934      1.52% to 1.77%       13.87%       -7.40%    to  -7.23%
2001  17,458,607  12.49 to 12.51            218,429,272      1.52% to 1.77%       11.93%       -5.94%    to  -5.78%

International Diversified Equities Portfolio (Class 1)
2002  17,884,949   7.14 to  7.17            128,306,550      1.52% to 1.77%        0.00%      -29.74%    to -29.63%
2001  21,181,173  10.16 to 10.20            215,943,512      1.52% to 1.77%        0.00%      -25.36%    to -25.11%

International Growth and Income Portfolio (Class 1)
2002  19,479,623   5.97 to  8.37            162,880,210      1.52% to 1.77%        0.40%      -22.32%    to -22.12%
2001  22,262,098   7.69 to 10.74            239,094,318      1.52% to 1.77%        0.30%      -23.60%    to -22.98%

Marsico Growth Portfolio (Class 1)
2002   6,107,627   7.41 to  7.45             45,471,818      1.52% to 1.77%        0.01%      -12.82%    to -12.60%
2001   1,513,677   8.50 to  8.52             12,891,866      1.52% to 1.77%        0.08%      -15.02%    to -14.79%

MFS Growth and Income Portfolio (Class 1)
2002  13,381,250   6.82 to 14.94            199,506,403      1.52% to 1.77%        1.11%      -22.39%    to -22.17%
2001  15,694,164   8.79 to 19.20            301,165,214      1.52% to 1.77%        0.58%      -17.50%    to  -7.18%

MFS Mid-Cap Growth Portfolio (Class 1)
2002  15,867,361   4.14 to  6.98            110,093,400      1.52% to 1.77%        0.00%      -48.10%    to -47.97%
2001  20,963,212   7.98 to 13.42            280,925,844      1.52% to 1.77%        0.00%      -23.98%    to -20.12%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                 Total
                  --------------------------------------  average net assets    income to                Return
                       Unit Value                               Lowest           average                Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------  -----------------------------
MFS Total Return Portfolio (Class 1)
2002  24,289,315   9.23 to 19.89            479,330,975      1.52% to 1.77%        1.99%       -6.52%    to   -6.28%
2001  19,913,267   9.88 to 21.22            421,206,266      1.52% to 1.77%        2.16%       -1.23%(7) to   -0.97%

Putnam Growth Portfolio (Class 1)
2002  17,446,637   5.68 to 13.83            240,404,541      1.52% to 1.77%        0.16%      -27.75%    to  -27.56%
2001  22,851,433   7.86 to 19.10            435,653,875      1.52% to 1.77%        0.00%      -25.46%    to  -25.27%

Real Estate Portfolio (Class 1)
2002   7,757,007  11.80 to 11.86             91,995,250      1.52% to 1.77%        2.62%        4.35%    to   4.60%
2001   7,172,931  11.31 to 11.34             81,333,161      1.52% to 1.77%        3.31%        4.15%    to   4.45%

SunAmerica Balanced Portfolio (Class 1)
2002  17,233,212   7.04 to 12.55            215,613,157      1.52% to 1.77%        2.43%      -16.66%    to -16.45%
2001  22,518,749   8.45 to 15.02            337,548,695      1.52% to 1.77%        2.08%      -14.69%    to -14.45%

Technology Portfolio (Class 1)
2002   9,995,666   1.71 to  1.72             17,208,681      1.52% to 1.77%        0.00%      -50.24%    to -50.12%
2001  10,990,179   3.44 to  3.45             37,936,739      1.52% to 1.77%        0.00%      -48.54%    to -48.41%

Telecom Utility Portfolio (Class 1)
2002   5,230,584   8.60 to  8.64             45,179,776      1.52% to 1.77%        8.96%      -25.11%    to -24.92%
2001   6,068,713  11.48 to 11.50             69,815,226      1.52% to 1.77%        3.20%      -15.21%    to -15.02%

Worldwide High Income Portfolio (Class 1)
2002   4,663,547  13.99 to 14.03             65,426,237      1.52% to 1.77%        13.42%      -2.04%    to  -1.89%
2001   5,597,800  14.28 to 14.30             80,044,651      1.52% to 1.77%        12.28%      -4.84%    to  -4.70%

Aggressive Growth Portfolio (Class 2)
2002     620,800  10.06 to 10.11              6,262,412      1.52% to 1.97%        0.25%      -26.23%    to -25.94%
2001     147,824  13.62 to 13.66              2,014,020      1.52% to 1.97%        0.31%      -14.71%(4) to   5.40% (6)

Alliance Growth Portfolio (Class 2)
2002   1,682,633  21.84 to 22.11             36,882,888      1.40% to 1.97%        0.21%      -32.74%    to -32.34%
2001     415,951  32.40 to 32.74             13,496,477      1.40% to 1.97%        0.00%       -1.19%(4) to   6.50% (6)

Asset Allocation Portfolio (Class 2)
2002     357,271  16.85 to 16.92              6,038,100      1.52% to 1.97%        4.97%       -9.45%    to  -9.07%
2001      31,423  18.61    18.64                584,782      1.52% to 1.97%        2.99%       -0.21%(4)      2.32% (6)

Blue Chip Growth Portfolio (Class 2)
2002   1,397,939   4.65 to  4.66              6,512,851      1.52% to 1.97%        0.25%      -30.67%    to -30.43%
2001     243,948   6.70 to  6.72              1,634,321      1.52% to 1.97%        0.02%       -7.00%(4) to   5.30% (6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                 Total
                  --------------------------------------  average net assets    income to                Return
                       Unit Value                               Lowest           average                Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------  -----------------------------
Cash Management Portfolio (Class 2)
2002   3,342,561  12.99 to 13.02             43,487,340      1.52% to 1.97%        4.08%       -0.58%     to  -0.33%
2001     871,255  13.06 to 13.09             11,379,221      1.52% to 1.97%        3.38%       -0.11% (6) to   0.60% (4)

Corporate Bond Portfolio (Class 2)
2002   2,151,386  14.71 to 14.77             31,739,857      1.52% to 1.97%        7.51%        5.26%     to   5.68%
2001     450,350  13.95 to 13.99              6,289,279      1.52% to 1.97%        3.69%       -1.49% (6) to   2.26% (4)

Davis Venture Value Portfolio (Class 2)
2002   3,842,144  21.38 to 21.55             82,379,784      1.40% to 1.97%        0.65%      -18.49%     to -18.02%
2001     728,887  26.17 to 26.29             19,095,419      1.40% to 1.97%        0.31%       -3.52% (4) to   6.85% (6)

"Dogs" of Wall Street Portfolio (Class 2)
2002   1,073,793   8.88 to  8.92              9,561,045      1.52% to 1.97%        2.11%       -8.44%     to  -8.11%
2001     184,902   9.68 to  9.73              1,792,478      1.52% to 1.97%        1.75%        3.24% (4) to   5.50% (6)

Emerging Markets Portfolio (Class 2)
2002     506,002   5.95 to  5.97              3,017,366      1.52% to 1.97%        0.21%       -9.06%     to  -8.69%
2001      52,022   6.53 to  6.55                339,882      1.52% to 1.97%        0.19%        1.60% (4) to  13.80% (6)

Federated Value Portfolio (Class 2)
2002   1,090,646  12.88 to 12.94             14,085,458      1.52% to 1.97%        1.25%      -21.46%     to -21.10%
2001     241,270  16.38    16.42              3,951,705      1.52% to 1.97%        0.85%       -2.96% (4)      6.31% (6)

Foreign Value Portfolio (Class 2)
2002     252,975   9.33 to  9.41              2,378,321      1.52% to 1.97%        0.80%       -6.73% (9) to  -5.95% (9)
2001           -              -                    -                  -            -                           -

Global Bond Portfolio (Class 2)
2002     547,506  16.26 to 16.35              8,931,942      1.52% to 1.97%        1.93%        3.78%     to   4.21%
2001     103,273  15.65 to 15.71              1,616,948      1.52% to 1.97%        5.31%       -2.42% (6) to   1.30% (4)

Global Equities Portfolio (Class 2)
2002     675,854  12.52 to 12.84              8,490,769      1.40% to 1.97%        0.00%      -28.37%     to -26.97%
2001     111,493  17.45 to 17.58              1,947,764      1.40% to 1.97%        0.06%       -2.99% (4) to   5.60% (6)

Goldman Sachs Research Portfolio (Class 2)
2002     668,823   5.06 to  5.08              3,391,016      1.52% to 1.97%        0.00%      -29.55%     to -29.27%
2001     180,640   7.17     7.19              1,295,288      1.52% to 1.97%        0.00%      -11.50% (4)      5.60% (6)

Growth-Income Portfolio (Class 2)
2002   1,505,025  20.69 to 20.80             31,264,685      1.52% to 1.97%        0.94%      -22.79%     to -22.45%
2001     327,851  26.79 to 26.87              8,786,080      1.52% to 1.97%        0.51%       -7.22% (4) to   3.90% (6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                 Total
                  --------------------------------------  average net assets    income to                Return
                       Unit Value                               Lowest           average                Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------  -----------------------------
Growth Opportunities Portfolio (Class 2)
2002     834,258   3.43 to  3.44              2,869,011      1.52% to 1.97%        0.00%      -41.15%    to -40.78%
2001     123,688   5.80 to  5.83              718,699      1.52% to 1.97%        0.01%         -7.21%(4) to   3.40% (6)

High-Yield Bond Portfolio (Class 2)
2002   1,340,413  11.55 to 11.60             15,518,738      1.52% to 1.97%        17.52%      -7.70%    to  -7.37%
2001     235,422  12.49 to 12.53              2,942,789      1.52% to 1.97%        8.78%       -5.14%(4) to   2.10% (6)

International Diversified Equities Portfolio (Class 2)
2002     879,770   7.14 to  7.18              6,307,073      1.52% to 1.97%        0.00%      -29.94%    to -29.71%
2001     116,592  10.17 to 10.22              1,188,206      1.52% to 1.97%        0.00%       -8.60%(4) to  -0.80% (6)

International Growth and Income Portfolio (Class 2)
2002   1,462,303   8.34 to  8.37             12,225,720      1.52% to 1.97%        0.60%      -22.39%    to -22.21%
2001     241,877  10.75 to 10.78              2,600,162      1.52% to 1.97%        0.25%       -5.50%(4) to   2.80% (6)

Marsico Growth Portfolio (Class 2)
2002   2,376,309   7.42 to  7.43             17,649,384      1.52% to 1.77%        0.01%      -12.95%    to -12.74%
2001     346,654   8.51 to  8.52              2,952,250      1.52% to 1.77%        0.01%       -4.21%(4) to  -4.16% (4)

MFS Growth and Income Portfolio (Class 2)
2002     997,116  14.89 to 14.94             14,879,604      1.52% to 1.97%        0.91%      -22.49%    to -22.30%
2001     181,141  19.20 to 19.26              3,480,310      1.52% to 1.97%        0.45%       -5.01%(4) to   2.90% (6)

MFS Mid-Cap Growth Portfolio (Class 2)
2002   3,209,988   6.94 to  6.99             22,343,790      1.40% to 1.97%        0.00%      -48.27%    to -47.97%
2001     591,666  13.40 to 13.45              7,931,301      1.40% to 1.97%        0.00%      -12.03%(4) to  11.90% (6)

MFS Total Return Portfolio (Class 2)
2002   4,556,625  19.79 to 19.86             90,425,269      1.52% to 1.97%        2.27%       -6.82%    to  -6.42%
2001     684,138  21.20 to 21.26             14,514,483      1.52% to 1.97%        1.09%        0.23%(4) to   2.40% (6)

Putnam Growth Portfolio (Class 2)
2002     611,191  13.74 to 13.81              8,426,746      1.52% to 1.97%        0.10%      -27.98%    to -27.67%
2001     139,498  19.07 to 19.11              2,660,083      1.52% to 1.97%        0.00%       -9.49%(4)      3.91% (6)

Real Estate Portfolio (Class 2)
2002     933,200  11.79 to 11.86             11,040,704      1.52% to 1.97%        3.10%        3.94%    to   4.43%
2001     104,989  11.32 to 11.37              1,189,761      1.52% to 1.97%        2.31%        0.69%(4)      9.29% (6)

Small & Mid Cap Value Portfolio (Class 2)
2002     287,057  10.10 to 10.12              2,903,981      1.52% to 1.97%        0.10%        0.98%(9) to   1.20% (9)
2001           -               -                      -                  -            -                              -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                 Total
                  --------------------------------------  average net assets    income to                Return
                       Unit Value                               Lowest           average                Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------  -----------------------------
SunAmerica Balanced Portfolio (Class 2)
2002   1,217,974  12.49 to 12.52             15,237,993      1.52% to 1.97%         3.22%     -16.90%     to -16.58%
2001     202,815  15.00 to 15.04              3,043,174      1.52% to 1.97%         1.53%      -3.98%(4)  to   0.80% (6)

Technology Portfolio (Class 2)
2002   2,064,209   1.71 to 1.72              3,544,791      1.40% to 1.97%         0.00%     -50.47      to -50.17%
2001     422,870   3.45 to 3.46              1,458,942      1.40% to 1.97%         0.00%     -14.15%(4)  to   7.30% (6)

Telecom Utility Portfolio (Class 2)
2002     249,887   8.61 to  8.63              2,154,956      1.52% to 1.77%        11.69%     -25.21%     to -25.03%
2001      74,892  11.51 to 11.52                862,020      1.52% to 1.77%         2.63%     -10.43%(4)  to -10.36% (4)

Worldwide High Income Portfolio (Class 2)
2002     185,985  13.95 to 14.00              2,601,584      1.52% to 1.77%        14.25%      -2.36%     to  -2.11%
2001      47,815  14.29 to 14.30                683,342      1.52% to 1.77%         2.99%      -1.40%(4)  to  -1.31% (4)

Aggressive Growth Portfolio (Class 3)
2002      14,270  10.04 to 10.08                143,649      1.52% to 1.97%         0.00%       0.32%(10) to   0.66% (10)
2001           -               -                      -                  -             -

Alliance Growth Portfolio (Class 3)
2002      74,029  21.90 to 21.94              1,623,657      1.52% to 1.97%         0.00%       0.08%(10) to   0.27% (10)
2001           -               -                      -                  -             -                          -

Asset Allocation Portfolio (Class 3)
2002      15,141  16.89 to 16.90                255,785      1.52% to 1.97%         0.01%       4.65%(10) to   4.70% (10)
2001           -               -                      -                  -             -                          -

Blue Chip Growth Portfolio (Class 3)
2002      32,633   4.65 to  4.66                151,984      1.52% to 1.97%         0.00%       2.56%(10) to   2.85% (10)
2001           -               -                      -                  -             -                          -

Cash Management Portfolio (Class 3)
2002     452,786  12.98 to 13.02              5,890,439      1.52% to 1.97%         0.00%      -0.31%(10) to  -0.05% (10)
2001           -               -                      -                  -             -                          -

Corporate Bond Portfolio (Class 3)
2002     133,675  14.70 to 14.74              1,965,978      1.52% to 1.97%         0.00%       2.14%(10) to   2.43% (10)
2001           -               -                      -                  -             -                          -

Davis Venture Value Portfolio (Class 3)
2002     197,298  21.42 to 21.46              4,232,590      1.52% to 1.97%         0.00%       6.55%(10) to   6.72% (10)
2001           -               -                      -                  -             -                             -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                 Total
                  --------------------------------------  average net assets    income to                Return
                       Unit Value                               Lowest          average                 Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------   ----------------------
"Dogs" of Wall Street Portfolio (Class 3)
2002      30,376          8.89 to  8.90          270,372       1.52% to 1.97%           0.00%   9.06%(10) to 9.24%(10)
2001           -                      -                -                   -               -                    -

Emerging Markets Portfolio (Class 3)
2002      21,470          5.95 to  5.96          127,859       1.52% to 1.97%           0.00%   8.48%(10) to 8.62%(10)
2001           -                      -                -                   -               -                    -

Federated Value Portfolio (Class 3)
2002      68,432         12.85 to 12.91          883,424       1.52% to 1.97%           0.00%   8.02%(10) to 8.55%(10)
2001           -                      -                -                   -               -                    -

Foreign Value Portfolio (Class 3)
2002     286,107          9.39 to  9.41        2,690,488       1.52% to 1.97%           0.57%   4.65%(10) to 4.87%(10)
2001           -                      -                -                   -               -                    -

Global Bond Portfolio (Class 3)
2002      17,670         16.25 to 16.32          288,310       1.52% to 1.97%           0.00%   0.93%(10) to 1.42%(10)
2001           -                      -                -                   -               -                    -

Global Equities Portfolio (Class 3)
2002       9,243         12.52 to 12.55          115,958       1.52% to 1.97%           0.00%   6.93%(10) to 7.16%(10)
2001           -                      -                -                   -               -                    -

Goldman Sachs Research Portfolio (Class 3)
2002       2,714          5.05 to  5.06           13,727       1.52% to 1.97%           0.00%   8.13%(10) to 8.20%(10)
2001           -                      -                -                   -               -                    -

Growth-Income Portfolio (Class 3)
2002      68,132         20.75 to 20.79        1,415,931       1.52% to 1.97%           0.00%   3.21%(10) to 3.41%(10)
2001           -                      -                -                   -               -                    -

Growth Opportunities Portfolio (Class 3)
2002      56,813          3.43 to  3.44          195,143       1.52% to 1.97%           0.00%   6.07%(10) to 6.36%(10)
2001           -                      -                -                   -               -                    -

High-Yield Bond Portfolio (Class 3)
2002     115,765         11.56 to 11.59        1,339,542       1.52% to 1.97%           0.00%   5.52%(10) to 5.80%(10)
2001           -                      -                -                   -               -                    -

International Diversified Equities Portfolio (Class 3)
2002     210,168          7.16 to  7.17        1,506,305       1.52% to 1.97%           0.00%   2.32%(10) to 2.51%(10)
2001           -                      -                -                   -               -                    -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                               Ratio of          Ratio of
                                 Net Assets                   expenses to       investment                 Total
                  --------------------------------------  average net assets     income to                Return
                       Unit Value                               Lowest            average                Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)     net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------   --------------------------
International Growth and Income Portfolio (Class 3)
2002     115,317          8.33 to  8.34          960,599       1.52% to 1.97%           0.00%    4.11% (10) to   4.29%(10)
2001           -                      -                -                   -               -                        -

Marsico Growth Portfolio (Class 3)
2002     101,980          7.42 to  7.43          757,390       1.52% to 1.97%           0.00%   -2.92%(11)  to  -2.60%(10)
2001           -                      -                -                   -               -                        -

MFS Growth and Income Portfolio (Class 3)
2002      53,532          4.90 to 14.93          799,034       1.52% to 1.97%           0.00%    5.81%(10)  to   6.00%(10)
2001           -                      -                -                   -               -                        -

MFS Mid-Cap Growth Portfolio (Class 3)
2002     213,285          6.95 to  6.96        1,484,978       1.52% to 1.97%           0.00%    6.51%(10)  to   6.73%(10)
2001           -                      -                -                   -               -                        -

MFS Total Return Portfolio (Class 3)
2002     181,366         19.79 to 19.85        3,598,858       1.52% to 1.97%           0.00%    4.37%(10)  to   4.70%(10)
2001           -                      -                -                   -               -                        -

Putnam Growth Portfolio (Class 3)
2002      31,739         13.71 to 13.78          437,384       1.52% to 1.97%           0.00%    4.03%(10)  to   4.60%(10)
2001           -                      -                -                   -               -                        -

Real Estate Portfolio (Class 3)
2002      36,041         11.82 to 11.84          426,417       1.52% to 1.97%           0.00%    2.39%(10)  to   2.54%(10)
2001           -                      -                -                   -               -                        -

Small & Mid Cap Value Portfolio (Class 3)
2002     175,424         10.10 to 10.12        1,774,785       1.52% to 1.97%           0.07%   10.03%(10)  to  10.27%(10)
2001           -                      -                -                   -               -                        -

SunAmerica Balanced Portfolio (Class 3)
2002      25,087         12.49 to 12.51          313,544       1.52% to 1.97%           0.00%   -0.24%(10)  to  -0.07%(10)
2001           -                      -                -                   -               -                        -

Technology Portfolio (Class 3)
2002     147,353          1.71 to  1.72          252,890       1.52% to 1.97%           0.00%   19.66%(10)  to  19.85%(10)
2001           -                      -                -                   -               -                        -

Telecom Utility Portfolio (Class 3)
2002          37          8.59 to  8.62              322       1.52% to 1.97%           0.00%    5.17%(11)  to   5.52%(11)
2001           -                      -                -                   -               -                        -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                 Total
                  --------------------------------------  average net assets    income to                Return
                       Unit Value                               Lowest           average                Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------  ---------------------------
Worldwide High Income Portfolio (Class 3)
2002          22         13.94 to 13.99              310       1.52% to 1.97%           0.00%     3.98%(11) to   4.36%(11)
2001           -                      -                -              -                    -                        -

Comstock Portfolio (Class II)
2002   8,525,888          8.07 to  8.17       69,071,417       1.52% to 1.97%           0.27%   -21.30%     to -20.71%
2001     786,901         10.21 to 10.34        8,039,411       1.52% to 1.97%           0.00%     2.14%(5)  to   3.52%(5)

Emerging Growth Portfolio (Class II)
2002   1,545,515          6.84 to  7.00       10,675,131       1.52% to 1.97%           0.03%   -33.92%     to -33.67%
2001     152,377         10.33 to 10.57        1,582,599       1.52% to 1.97%           0.00%     3.34%(5)  to   4.69%(5)

Growth and Income Portfolio (Class II)
2002   6,179,403          8.79 to  8.86       54,671,463       1.52% to 1.97%           0.22%   -16.32%     to -16.03%
2001     270,425         10.47 to 10.56        2,854,121       1.52% to 1.97%           0.00%     3.84%(6)  to   5.56%(5)

Balanced Portfolio (Class A)
2002   8,307,418          6.75 to  6.79       56,256,951       1.40% to 1.80%           2.02%   -10.40%     to -10.04%
2001   1,147,567          7.53 to  7.54        8,649,750       1.40% to 1.80%           0.00%    -0.59%(4)  to  -0.42%(4)

Conservative Balanced Portfolio (Class A)
2002     991,862          5.32 to  5.34        5,293,412       1.40% to 1.80%           0.67%    -3.99%     to  -3.61%
2001     143,682          5.54 to  5.55          796,457       1.40% to 1.80%           0.00%     0.45%(4)  to   0.59%(4)

Conservative Growth Portfolio (Class A)
2002   4,658,781          6.60 to  6.64       30,829,627       1.40% to 1.80%           2.89%   -17.01%     to -16.69%
2001     694,238          7.93 to  7.97        5,523,188       1.40% to 1.80%           0.00%    -2.86%(4)  to  -2.42%(4)

Equity Income Fund (Class A)
2002   1,666,406          5.48 to  5.52        9,177,433       1.40% to 1.80%           1.94%   -14.06%     to -13.72%
2001     196,094          6.38 to  6.39        1,252,845       1.40% to 1.80%           0.00%     1.47%(4)  to   1.65%(4)

Flexible Income Portfolio (Class A)
2002   2,083,910          6.53 to  6.58       13,683,644       1.40% to 1.80%           0.59%     0.32%     to   0.72%
2001     363,792          6.51 to  6.54        2,373,837       1.40% to 1.80%           0.00%     1.69%(4)  to   2.04%(4)

Growth & Income Fund (Class A)
2002     724,134          4.67 to  4.70        3,397,213       1.40% to 1.80%           0.72%   -22.56%     to -22.25%
2001     166,373          6.03 to  6.05        1,005,104       1.40% to 1.80%           0.00%    -5.32%(4)  to  -5.12%(4)

Growth Fund (Class A)
2002     197,794          4.83 to  4.86          960,165       1.40% to 1.80%           0.00%   -32.24%     to -31.97%
2001      41,641          7.13 to  7.15          297,497       1.40% to 1.80%           0.00%   -11.92%(4)  to -11.71%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                 Total
                  --------------------------------------  average net assets    income to                Return
                       Unit Value                               Lowest           average                Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------  ------------------------------
West Coast Equity Fund (Class A)
2002     753,358          6.73 to  6.77        5,088,442       1.40% to 1.80%           0.49%       -23.93%    to -23.62%
2001      90,244          8.84 to  8.86          798,661       1.40% to 1.80%           0.00%        -6.38%(4) to  -6.22%(4)

Income Fund (Class A)
2002     857,444          6.15 to  6.19        5,296,791       1.40% to 1.80%           3.71%         7.67%    to   8.10%
2001     132,274          5.71 to  5.73          756,730       1.40% to 1.80%           0.00%         3.78%(4) to   3.99%(4)

International Growth Fund (Class A)
2002      25,477                   3.78           96,349       1.40% to 1.80%           0.93%       -17.18%    to -16.89%
2001       5,474          4.55 to  4.57           24,920       1.40% to 1.80%           0.00%        -3.05%(4) to  -2.65%(4)

Mid Cap Stock Fund (Class A)
2002     262,305          5.87 to  5.90        1,545,047       1.40% to 1.80%           0.20%       -11.94%    to -11.60%
2001      59,152          6.67 to  6.68          394,646       1.40% to 1.80%           0.00%         2.77%(4) to   2.89%(4)

Money Market Fund (Class A)
2002     723,713          5.74 to  5.81        4,192,292       1.40% to 1.80%           1.27%        -0.43%    to  -0.03%
2001      78,473          5.76 to  5.82          455,028       1.40% to 1.80%           0.73%         0.14%(4) to   1.17%(4)

Short Term Income Portfolio (Class A)
2002     329,922          6.15 to  6.20        2,038,212       1.40% to 1.80%           2.49%         4.38%    to   4.80%
2001      20,602          5.89 to  5.92          121,619       1.40% to 1.80%           0.00%         2.91%(4) to   3.39%(4)

Small Cap Stock Portfolio (Class A)
2002     124,815          3.85 to  3.87          482,497       1.40% to 1.80%           0.00%       -48.09%    to -47.88%
2001      18,942          7.42 to  7.44          140,648       1.40% to 1.80%           0.00%       -10.27%(4) to -10.11%(4)

Strategic Growth Portfolio (Class A)
2002     918,045          6.86 to  6.90        6,316,415       1.40% to 1.80%           3.83%       -21.94%    to -21.62%
2001     138,403          8.78 to  8.80        1,216,910       1.40% to 1.80%           0.00%        -4.43%(4) to  -4.24%(4)

U.S. Government Securities Fund (Class A)
2002   2,219,244          6.25 to  6.28       13,912,635       1.40% to 1.80%           2.94%         6.93%    to   7.37%
2001     280,453          5.84 to  5.85        1,638,908       1.40% to 1.80%           0.00%         2.96%(4) to   3.10%(4)

Balanced Portfolio (Class B)
2002   4,444,727          6.73 to  6.77       30,039,868       1.52% to 1.95%           2.08%       -10.74%    to   5.53%(10)
2001     192,421          7.54 to  7.55        1,452,687       1.55% to 1.95%           0.00%         2.66%(6) to   2.81%(6)

Conservative Balanced Portfolio (Class B)
2002     392,944          5.31 to  5.34        2,096,260       1.55% to 1.95%           0.67%        -4.33%    to  -3.96%
2001      36,925          5.55 to  5.57          205,218       1.55% to 1.95%           0.00%         1.19%(6) to   1.39%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of           Ratio of
                                 Net Assets                  expenses to        investment              Total
                  --------------------------------------  average net assets    income to              Return
                       Unit Value                              Lowest            average              Lowest to
Year     Units    Lowest to Highest ($) Total Value ($)     to Highest(1)      net assets(2)          Highest(3)
----------------  --------------------  ---------------   ------------------  --------------  --------------------------
Conservative Growth Portfolio (Class B)
2002   2,112,516   6.57 to 6.59           13,916,380       1.52% to 1.95%         3.05%       -17.31%    to   6.56%(10)
2001     141,762   7.94 to 7.95            1,126,916       1.55% to 1.95%         0.00%         3.93%(6) to   4.05%(6)

Equity Income Fund (Class B)
2002     990,959   5.45 to 5.48            5,420,503       1.55% to 1.95%         2.08%       -14.32%    to -14.00%
2001      57,170   6.36 to 6.37              364,057       1.55% to 1.95%         0.00%         2.71%(6) to   2.77%(6)

Flexible Income Portfolio (Class B)
2002   1,395,827   6.54 to 6.55            9,135,987       1.55% to 1.95%         0.49%        -0.03%    to   0.35%
2001      27,848   6.52 to 6.54              181,709       1.55% to 1.95%         0.00%         0.11%(6) to   0.33%(6)

Growth & Income Fund (Class B)
2002     279,444   4.64 to 4.66            1,300,502       1.55% to 1.95%         0.77%       -22.89%    to -22.52%
2001      18,544   6.01 to 6.03              111,519       1.55% to 1.95%         0.00%         2.81%(6) to   3.09%(6)

Growth Fund (Class B)
2002     128,401   4.82 to 4.85              621,532       1.55% to 1.95%         0.00%       -32.42%    to -32.21%
2001       4,400   7.14 to 7.15               31,455       1.55% to 1.95%         0.00%         5.08%(6) to   5.28%(6)

West Coast Equity Fund (Class B)
2002     345,471   6.68 to 6.71            2,313,911       1.55% to 1.95%         0.62%       -24.10%    to -23.84%
2001       6,624   8.80 to 8.81               58,327       1.55% to 1.95%         0.00%         6.62%(6) to   6.76%(6)

Income Fund (Class B)
2002   1,324,319   6.16 to 6.19            8,189,881       1.55% to 1.95%         3.06%         7.31%    to   7.74%
2001      62,974   5.74 to 5.75              361,838       1.55% to 1.95%         0.00%        -1.23%(6) to  -1.14%(6)

International Growth Fund (Class B)
2002      24,725   3.76 to 3.79               93,445       1.55% to 1.95%         1.57%       -17.34%    to -16.64%
2001           6           4.55                   31       1.55% to 1.95%         0.00%                       4.09%(6)

Mid Cap Stock Fund (Class B)
2002     115,793   5.83 to 5.86              676,899       1.55% to 1.95%         0.17%       -12.25%    to -11.90%
2001       5,524   6.64 to 6.66               36,706       1.55% to 1.95%         0.00%         7.38%(6) to  7.68%(6)

Money Market Fund (Class B)
2002     811,865   5.75 to 5.77            4,680,826       1.55% to 1.95%         1.03%        -0.83%    to  -0.42%
2001      32,668           5.79              189,232       1.55% to 1.95%         0.10%        -0.09%(6) to   0.04%(6)

Short Term Income Portfolio (Class B)
2002     192,367   6.15 to 6.17            1,186,149       1.55% to 1.95%         3.57%         3.84%    to   4.26%
2001       3,385   5.92 to 5.93               20,028       1.55% to 1.95%         0.00%        -0.09%(6) to   0.06%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment               Total
                  --------------------------------------  average net assets    income to              Return
                       Unit Value                               Lowest           average              Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest(1)     net assets(2)           Highest(3)
----------------  ---------------------  ---------------  ------------------  --------------  -------------------------
Small Cap Stock Portfolio (Class B)
2002      60,788     3.84 to  3.85           233,628        1.55% to 1.95%         0.00%       -48.25%    to -48.08%
2001       4,493     7.41 to  7.42            33,280        1.55% to 1.95%         0.00%        21.29%(6) to  21.58%(6)

Strategic Growth Portfolio (Class B)
2002     338,480     6.83 to  6.87         2,319,061        1.52% to 1.95%         3.50%       -22.11%    to   7.64%(7)
2001      36,391     8.76 to  8.77           318,978        1.55% to 1.95%         0.00%         5.18%(6) to   5.32%(6)

U.S. Government Securities Fund (Class B)
2002   1,971,991     6.20 to  6.22        12,261,264        1.55% to 1.95%         2.78%         6.49%    to   6.91%
2001     129,528     5.82 to  5.83           753,700        1.55% to 1.95%         0.00%        -2.11%(6) to  -1.97%(6)

Nations Asset Allocation Portfolio (Class B)
2002      39,141     8.17 to  8.19           320,275        1.52% to 1.77%         1.97%       -15.05%    to -14.84%
2001       6,735     9.61 to  9.62            64,771        1.52% to 1.77%         6.43%        -3.85%(7) to  -3.82%(7)

Nations Capital Growth Portfolio (Class B)
2002      69,905     6.77 to  6.80           474,292        1.52% to 1.77%         0.13%       -31.29%    to -31.12%
2001      40,011     9.85 to  9.87           394,567        1.52% to 1.77%         0.28%        -1.45%(7) to  -1.26%(7)

Nations High Yield Bond Portfolio (Class B)
2002     525,866    10.13 to 10.20         5,347,918        1.52% to 1.97%        10.75%         0.26%    to   0.65%
2001     120,086    10.10 to 10.13         1,216,270        1.52% to 1.97%        25.43%         1.22%(7) to   2.85%(4)

Nations International Value Portfolio (Class B)
2002     731,079     7.29 to  7.37         5,350,084        1.52% to 1.97%         2.01%       -17.51%    to -16.90%
2001     153,327     8.84 to  8.87         1,357,166        1.52% to 1.97%         1.81%       -11.60%(7) to   2.89%(4)

Nations Marsico Focused Equities Portfolio (Class B)
2002   1,021,100     7.12 to  7.19         7,318,854        1.52% to 1.97%         0.00%       -16.64%    to -16.33%
2001     158,828     8.54 to  8.60         1,358,098        1.52% to 1.97%         0.00%       -19.16%    to   4.63%

Nations Marsico Growth Portfolio (Class B)
2002     232,550     6.66 to  6.69         1,553,431        1.52% to 1.77%         0.00%       -17.60%    to -17.40%
2001     119,329     8.08 to  8.10           965,682        1.52% to 1.77%         0.00%       -18.99%    to -18.88%

Nations Marsico 21st Century Portfolio (Class B)
2002      49,007     7.27 to  7.30           357,174        1.52% to 1.77%         0.00%        -9.81%    to  -9.58%
2001      37,162     8.06 to  8.07           299,852        1.52% to 1.77%         0.00%       -19.37%(7) to -19.25%(7)

Nations Marsico International Opportunities Portfolio (Class B)
2002      18,926     8.59 to  8.60           162,764        1.52% to 1.77%         0.07%        -8.97%    to  -8.74%
2001       1,128              9.43            10,632        1.52% to 1.77%         0.42%        -5.73%(7) to  -5.68%(7)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of           Ratio of
                                 Net Assets                  expenses to        investment              Total
                  --------------------------------------  average net assets    income to              Return
                       Unit Value                               Lowest           average              Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest(1)      net assets(2)          Highest(3)
----------------  ---------------------  ---------------  ------------------  --------------  -------------------------
Nations MidCap Growth Portfolio (Class B)
2002     144,587     5.40 to   5.81           825,185       1.52% to 1.77%         0.00%      -35.16%     to -35.00%
2001      35,150     8.32 to   8.94           306,236       1.52% to 1.77%         0.00%      -16.78%(7)  to -10.61%(7)

Nations Small Company Portfolio (Class B)
2002     299,049     7.19 to   7.23         1,653,094       1.52% to 1.77%         0.11%      -27.70%     to -27.48%
2001      49,636     9.94 to   9.96           494,250       1.52% to 1.77%         0.00%       -0.57%(7)  to  -0.36%(7)

Nations Value Portfolio (Class B)
2002     206,372     7.32 to   7.35         1,514,847       1.52% to 1.77%         0.94%      -22.12%     to -21.93%
2001     130,332     9.40 to   9.42         1,226,606       1.52% to 1.77%         2.20%       -6.03%(7)  to  -5.79%(7)

Growth Series (Class A)
2002   4,669,319    98.44 to  98.95       461,949,416       1.30% to 1.40%         0.17%      -24.66%     to -24.59%
2001   5,576,219   130.67 to 131.21       731,554,638       1.30% to 1.40%         0.69%      -17.46%     to -17.37%

International Series (Class A)
2002   4,388,586    23.44 to  23.57       103,399,320       1.30% to 1.40%         1.35%      -14.15%     to -14.07%
2001   5,330,055    27.31 to  27.42       146,144,690       1.30% to 1.40%         1.66%      -14.03%     to -13.94%

Growth-Income Series (Class A)
2002   6,379,611    77.84 to  78.24       499,046,074       1.30% to 1.40%         1.63%      -19.66%     to -19.58%
2001   7,323,962    96.88 to  97.29       712,431,332       1.30% to 1.40%         2.51%        1.11%     to   1.22%

Asset Allocation Series(Class A)
2002   2,583,470    29.76 to  29.91        77,262,301       1.30% to 1.40%         3.62%      -12.95%     to -12.86%
2001   2,858,473    34.18 to  34.33        98,104,020       1.30% to 1.40%         3.94%        0.30%     to   0.40%

High-Yield Bond Series (Class A)
2002   1,001,634    46.79 to  47.03        47,100,049       1.30% to 1.40%         9.72%       -1.88%     to  -1.78%
2001   1,133,584    47.68 to  47.88        54,272,351       1.30% to 1.40%        10.85%        7.96%     to   8.06%

U.S. Government/AAA-Rated Securities Series (Class A)
2002   2,459,385    29.93 to  30.08        73,975,247       1.30% to 1.40%         4.99%        7.22%     to   7.33%
2001   2,070,633    27.91 to  28.03        58,032,493       1.30% to 1.40%         6.04%        5.64%     to   5.75%

Cash Management Series (Class A)
2002   2,004,754    20.97 to  21.08        42,259,574       1.30% to 1.40%         2.96%       -0.48%     to  -0.37%
2001   2,234,191    21.08 to  21.16        47,271,208       1.30% to 1.40%         6.27%        1.86%     to   1.96%

Asset Allocation Fund (Class 2 Shares)
2002   1,086,490    10.35 to  10.36        11,255,126       1.52% to 1.77%         3.98%        3.53%(10) to   3.59%(10)
2001           -                  -                 -                   -             -                               -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment               Total
                  --------------------------------------  average net assets    income to              Return
                       Unit Value                               Lowest           average              Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest(1)     net assets(2)           Highest(3)
----------------  ---------------------  ---------------  ------------------  --------------  --------------------------
Global Growth Fund (Class 2 Shares)
2002     487,883     10.93 to 10.95        5,341,576        1.52% to 1.97%         0.00%        9.33%(10) to   9.49%(10)
2001           -                  -                -              -                   -                              -

Growth Fund (Class 2 Shares)
2002   1,185,593     10.87 to 10.88       12,902,924        1.52% to 1.97%         0.06%        8.72%(10) to   8.84%(10)
2001           -                  -                -              -                   -                              -

Growth-Income Fund (Class 2 Shares)
2002   1,992,661     10.87 to 10.88       21,685,563        1.52% to 1.97%         1.80%        8.65%(10) to   8.84%(10)
2001           -                  -                -              -                   -                              -

Growth & Income Portfolio (Class VC)
2002   2,431,856      8.10 to  8.18       19,890,469        1.52% to 1.97%         1.50%      -18.41%(8)  to   0.34%(9)
2001           -                  -                -              -                   -                              -

Mid Cap Value Portfolio (Class VC)
2002   1,722,533      8.51 to  8.52       14,682,783        1.52% to 1.77%         0.85%      -14.91%(8)  to -14.76%(8)
2001           -                  -                -              -                   -                              -

(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

(2) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest. Ratios are annualized for periods less than one year.

(3) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

(4) For the period from the effective date of July 9, 2001 to December 31, 2001.

(5) For the period from the effective date of October 15, 2001 to December 31, 2001.

(6) For the period from the effective date of November 5, 2001 to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
6.  UNIT VALUES(Continued)

(7) For the period from the following effective dates to December 31, 2001:
    Alliance Growth Portfolio (Highest)                                 05/15/01
    Capital Appreciation Portfolio (Highest)                            05/30/01
    Davis Venture Value Portfolio (Highest)                             05/16/01
    Global Bond Portfolio (Lowest)                                      01/22/01
    Global Equities Portfolio (Lowest)                                  01/08/01
    Government and Quality Bond Portfolio (Lowest)                      01/22/01
    Growth-Income Portfolio (Highest)                                   01/08/01
    International Growth and Income Portfolio (Highest)                 01/08/01
    MFS Growth and Income Portfolio (Highest)                           05/16/01
    MFS Mid-Cap Growth Portfolio (Highest)                              05/31/01
    MFS Total Return Portfolio (Lowest)                                 05/14/01
    Nations Asset Allocation Portfolio                                  06/15/01
    Nations Capital Growth Portfolio                                    03/16/01
    Nations High Yield Bond Portfolio (Lowest)                          01/22/01
    Nations International Value Portfolio (Lowest)                      01/22/01
    Nations Marsico 21st Century Portfolio                              02/20/01
    Nations Marsico International Opportunities Portfolio               06/15/01
    Nations MidCap Growth Portfolio                                     06/07/01
    Nations Small Company Portfolio                                     06/01/01
    Nations Value Portfolio                                             01/08/01

(8) For the period from the effective date of May 1, 2002 to December 31, 2002.

(9) For the period from the effective date of August 1, 2002 to December 31, 2002.

(10)For the period from the effective date of September 30, 2002 to December 31, 2002.

(11)For the period from the effective date of November 11, 2002 to December 31, 2002.

                           PART C -- OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

       The following financial statements are included in Part B of the Registration Statement:


         The consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002.



         The financial statements of Variable Separate Account at December 31, 2002, and for each of the two years in the period ended December 31, 2002.


(b) Exhibits


(1)      Resolutions Establishing Separate Account                                          **
(2)      Custody Agreements                                                                 Not Applicable
(3)      (a)      Form of Distribution Contract                                             **
         (b)      Form of Selling Agreement                                                 **
(4)      Variable Annuity Contract                                                          ***
(5)      Application for Contract                                                           ***
(6)      Depositor -- Corporate Documents
         (a)      Amendment to Articles of Incorporation Dated September 30, 2002           Filed Herewith
         (b)      Amended and Restated Articles of Incorporation Dated December 19, 2001    +
         (c)      Amended and Restated By-Laws                                              ****
(7)      Reinsurance Contract                                                               Not Applicable
(8)      Form of Fund Participation Agreements
         (a)      American Funds Form of Fund Participation Agreement                       ++
         (b)      Anchor Series Trust Form of Fund Participation Agreement                  **
         (c)      SunAmerica Series Trust Form of Fund Participation Agreement              **
         (d)      Lord Abbett Form of Fund Participation Agreement                          ++
         (e)      Van Kampen Form of Fund Participation Agreement                           +++
(9)      Opinion and Consent of Counsel                                                     **
(10)     Consent of Independent Accountants                                                 Filed Herewith
(11)     Financial Statements Omitted from Item 23                                          Not Applicable
(12)     Initial Capitalization Agreement                                                   Not Applicable
(13)     Performance Computations                                                           Filed Herewith
(14)     Diagram and Listing of All Persons Directly or Indirectly Controlled By or Under   Filed Herewith
         Common Control with AIG SunAmerica, the Depositor of Registrant
(15)     Power of Attorney                                                                  *



----------

* Incorporated by reference to Post-Effective Amendment Nos. 20 and 37 to File Nos. 033-47473 and 811-03589, filed April 13, 2001, Accession No. 0000950148-01-500357.
** Incorporated by reference to Post-Effective Amendment Nos. 11 and 28 to File Nos. 033-47473 and 811-03589, filed January 30, 1998,
           Accession No. 0000950148-98-000135.
*** Incorporated by reference to Post-Effective Amendment Nos. 12 and 29 to File Nos. 033-47473 and 811-03589, filed March 20, 1998,
           Accession No. 0000950148-98-000537.
**** Incorporated by reference to Post-Effective Amendment Nos. 21 and 38 to File Nos. 033-47473 and 811-03589, filed April 15, 2002, Accession No. 0000950148-02-001021.
+ Incorporated by reference to Post-Effective Amendment Nos. 1 and 2 to File Nos. 333-65118 and 811-3859, filed April 15, 2002, Accession No. 0000950148-02-001017.
++ Incorporated by reference to Pre-Effective Amendment Nos. 1 and 1 to File Nos. 333-91860 and 811-03589, filed October 28, 2002 Accession No. 0000898430-02-003844.
+++ Incorporated by reference to Pre-Effective Amendment Nos. 1 and 1 to File Nos. 333-66114 and 811-03859, filed October 25, 2001 Accession No. 0000950148-01-502065.

           03859, filed October 25, 2002, Accession No. 0000950148-01-502065.

Item 25. Directors and Officers of the Depositor

         The officers and directors of AIG SunAmerica Life Assurance Company (AIG SunAmerica Life) are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                POSITION
----                                --------
Jay S. Wintrob                      Director, Chief Executive Officer
Jana W. Greer*                      Director and President
James R. Belardi                    Director and Senior Vice President
Marc H. Gamsin                      Director and Senior Vice President
N. Scott Gillis*                    Director and Senior Vice President
Gregory M. Outcalt                  Senior Vice President
Edwin R. Raquel*                    Senior Vice President and Chief Actuary
Mark A. Zaeske                      Treasurer
Christine A. Nixon                  Vice President and Secretary
J. Franklin Grey                    Vice President
Maurice S. Hebert*                  Vice President and Controller
Stewart R. Polakov*                 Vice President
Ron H. Tani                         Vice President
Virginia N. Puzon                   Assistant Secretary

----------
* 21650 Oxnard Street, Woodland Hills, CA 91367

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant


         The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 filed herewith. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession No.
0000950123-03-003570, filed March 31, 2003.


Item 27. Number of Contract Owners

         As of March 1, 2003, the number of Polaris Variable Annuity contracts funded by Variable Separate Account was 70,043 of which 25,979 were qualified contracts and 44,064 were non-qualified contracts.

Item 28. Indemnification

         Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of Arizona, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws, which are incorporated herein by reference.

         Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

         Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29 Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company - Variable Separate Account
    AIG SunAmerica Life Assurance Company - Variable Annuity Account One
    AIG SunAmerica Life Assurance Company - Variable Annuity Account Four
    AIG SunAmerica Life Assurance Company - Variable Annuity Account Five
    AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven
    AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine First SunAmerica Life Insurance Company - FS Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Annuity Account One First SunAmerica Life Insurance Company - FS Variable Annuity Account Five First SunAmerica Life Insurance Company - FS Variable Annuity Account Nine Presidential Life Insurance Company - Variable Account One
    Anchor Pathway Fund
    Anchor Series Trust
    Seasons Series Trust
    SunAmerica Series Trust

    SunAmerica Income Funds issued by AIG SunAmerica Asset Management Corp.
      (SAAMCo.)

    Style Select Series, Inc. issued by SAAMCo.
    SunAmerica Equity Funds issued by SAAMCo.
    SunAmerica Money Market Funds, Inc. issued by SAAMCo.
    SunAmerica Strategic Investment Series issued by SAAMCo.
    SunAmerica Senior Floating Rate Fund, issued by SAAMCo.

(b) Directors, Officers and principal place of business:

         Officer/Directors*                Position
         ------------------------------------------------------------------------------------------
         Peter Harbeck                     Director
         J. Steven Neamtz                  Director, President & Chief Executive Officer
         Robert M. Zakem                   Director, Executive Vice President  & Assistant Secretary
         John T. Genoy                     Vice President, Chief Financial Officer & Controller
         James Nichols                     Vice President
         Christine A. Nixon**              Secretary
         Virginia N. Puzon**               Assistant Secretary

* Unless otherwise indicated, AIG SunAmerica Capital Services' and the officers'/directors' principal business address is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.


** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.


(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.


Item 31. Management Services

         Not Applicable.


Item 32. Undertakings

         Registrant undertakes to: 1. file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; 2. include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and 3. deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

         The Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88). The Registrant has complied with conditions one through four on the no-action letter.

         The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to its registration statement and has caused this Post-Effective Amendment Nos. 22 and 39 to the registration statement on form N-4 (File No. 033-47473) to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 16th day of April, 2003.


                                     VARIABLE SEPARATE ACCOUNT
                                     (Registrant)

                                     By: AIG SUNAMERICA LIFE ASSURANCE
                                     COMPANY (Depositor)

                                     By: /s/ Jay S. Wintrob
                                         -------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

                                     AIG SUNAMERICA LIFE ASSURANCE
                                     COMPANY (Depositor)

                                     By: /s/ Jay S. Wintrob
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.

SIGNATURE                                   TITLE                                       DATE
---------                                   -----                                       ----
Jay S. Wintrob*                             Chief Executive Officer                     April 16, 2003
------------------------------------        and Director
Jay S. Wintrob                              (Principal Executive Officer)

James R. Belardi*                           Director                                    April 16, 2003
------------------------------------
James R. Belardi

Marc H. Gamsin*                             Director                                    April 16, 2003
------------------------------------
Marc H. Gamsin

N. Scott Gillis*                            Senior Vice President                       April 16, 2003
------------------------------------        and Director
N. Scott Gillis                             (Principal Financial Officer)

Jana Waring Greer*                          Director                                    April 16, 2003
------------------------------------
Jana Waring Greer

Maurice S. Hebert*                          Vice President and Controller               April 16, 2003
------------------------------------        (Principal Accounting Officer)
Maurice S. Hebert


*/s/ Mallary L. Reznik                      Attorney-in-fact                            April 16, 2003
---------------------------
Mallary L. Reznik

                                  EXHIBIT INDEX


Exhibit                   Description
-------                   -----------
Exhibit 6(a)              Amendment to Articles of Incorporation Dated September 30, 2002

Exhibit 10                Consent of Independent Accountants

Exhibit 13                Performance Computations

Exhibit 14                Diagram and Listing of All Persons Directly or Indirectly Controlled By or
                          Under Common Control with AIG SunAmerica, the Depositor of Registrant